VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III

MONEY MARKET PORTFOLIO
INVESTMENT GRADE BOND PORTFOLIO
HIGH INCOME PORTFOLIO
ASSET MANAGER PORTFOLIO
BALANCED PORTFOLIO
ASSET MANAGER: GROWTH PORTFOLIO
EQUITY-INCOME PORTFOLIO
GROWTH & INCOME PORTFOLIO
INDEX 500 PORTFOLIO
GROWTH OPPORTUNITIES PORTFOLIO
CONTRAFUND PORTFOLIO
GROWTH PORTFOLIO
OVERSEAS PORTFOLIO
ANNUAL REPORT
DECEMBER 31, 1998

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS

MARKET ENVIRONMENT               4                A REVIEW OF WHAT HAPPENED IN
                                                  WORLD MARKETS DURING THE
                                                  PAST 12 MONTHS.

MONEY MARKET PORTFOLIO           5                PERFORMANCE FUND TALK: THE
                                 6                MANAGER'S OVERVIEW
                                 7                INVESTMENTS FINANCIAL
                                 11               STATEMENTS

INVESTMENT GRADE BOND PORTFOLIO  13               PERFORMANCE AND INVESTMENT
                                 14               SUMMARY FUND TALK: THE
                                 15               MANAGER'S OVERVIEW
                                 22               INVESTMENTS FINANCIAL
                                                  STATEMENTS

HIGH INCOME PORTFOLIO            24               PERFORMANCE AND INVESTMENT
                                 26               SUMMARY FUND TALK: THE
                                 27               MANAGER'S OVERVIEW
                                 38               INVESTMENTS FINANCIAL
                                                  STATEMENTS

ASSET MANAGER PORTFOLIO          41               PERFORMANCE AND INVESTMENT
                                 43               SUMMARY FUND TALK: THE
                                 44               MANAGER'S OVERVIEW
                                 60               INVESTMENTS FINANCIAL
                                                  STATEMENTS

BALANCED PORTFOLIO               63               PERFORMANCE AND INVESTMENT
                                 65               SUMMARY FUND TALK: THE
                                 66               MANAGERS' OVERVIEW
                                 79               INVESTMENTS FINANCIAL
                                                  STATEMENTS

ASSET MANAGER: GROWTH PORTFOLIO  82               PERFORMANCE AND INVESTMENT
                                 84               SUMMARY FUND TALK: THE
                                 85               MANAGER'S OVERVIEW
                                 99               INVESTMENTS FINANCIAL
                                                  STATEMENTS

EQUITY-INCOME PORTFOLIO          102              PERFORMANCE AND INVESTMENT
                                 104              SUMMARY FUND TALK: THE
                                 105              MANAGER'S OVERVIEW
                                 114              INVESTMENTS FINANCIAL
                                                  STATEMENTS

GROWTH & INCOME PORTFOLIO        117              PERFORMANCE AND INVESTMENT
                                 119              SUMMARY FUND TALK: THE
                                 120              MANAGER'S OVERVIEW
                                 123              INVESTMENTS FINANCIAL
                                                  STATEMENTS

INDEX 500 PORTFOLIO              126              PERFORMANCE AND INVESTMENT
                                 127              SUMMARY FUND TALK: THE
                                 128              MANAGER'S OVERVIEW
                                 136              INVESTMENTS FINANCIAL
                                                  STATEMENTS

GROWTH OPPORTUNITIES PORTFOLIO   138              PERFORMANCE AND INVESTMENT
                                 140              SUMMARY FUND TALK: THE
                                 141              MANAGER'S OVERVIEW
                                 146              INVESTMENTS FINANCIAL
                                                  STATEMENTS

CONTRAFUND PORTFOLIO             149              PERFORMANCE AND INVESTMENT
                                 151              SUMMARY FUND TALK: THE
                                 152              MANAGER'S OVERVIEW
                                 159              INVESTMENTS FINANCIAL
                                                  STATEMENTS

GROWTH PORTFOLIO                 162              PERFORMANCE AND INVESTMENT
                                 164              SUMMARY FUND TALK: THE
                                 165              MANAGER'S OVERVIEW
                                 169              INVESTMENTS FINANCIAL
                                                  STATEMENTS

OVERSEAS PORTFOLIO               172              PERFORMANCE AND INVESTMENT
                                 174              SUMMARY FUND TALK: THE
                                 175              MANAGER'S OVERVIEW
                                 181              INVESTMENTS FINANCIAL
                                                  STATEMENTS

NOTES TO FINANCIAL STATEMENTS    184              NOTES TO THE FINANCIAL
                                                  STATEMENTS

REPORT OF INDEPENDENT            190              THE AUDITORS' OPINION
ACCOUNTANTS

DISTRIBUTIONS                    193

PROXY VOTING RESULTS             194

Each Portfolio, except Money Market, Investment Grade Bond, and Index 500, has two classes of shares. Throughout this report and the financial statements, one class is referred to as the "initial class" and the other class is referred to as the "Service Class." The Service Class shares include an asset based distribution fee (12b-1 fee), and the offering of Service Class shares took place November 3, 1997, at which time the 12b-1 fee was imposed. Please note, there are two Performance and Investment Summary pages for each Portfolio that offer "initial class" shares and the Service Class shares, and the performance may be different.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

MARKET ENVIRONMENT

Demonstrating erratic mood swings throughout the period, the sometimes gloomy, sometimes exuberant, oftentimes volatile worldwide stock and bond markets in 1998 will long be remembered for their turbulent behavior. When all was said and done, the U.S. and European stock markets posted impressive returns for the year. Most U.S. bond markets experienced positive - albeit moderate - performance, with U.S. Treasuries ending the year as the overall front-runner. Economic and currency turmoil continued to plague stock and bond performance in Asia and, in particular, emerging markets.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 28.58% for the 12 months that ended December 31, 1998, well above the index's long-term average annual return of about 12%. For the first time in its history, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted double-digit percentage gains in four consecutive years, thanks to an 18.07% increase for the year. Large-cap stocks - particularly in the technology sector - led the U.S. equity market's charge, as once again investors preferred the liquidity and the perceived safety of owning what they know. Small-cap stocks - in comparison - took a beating. The Russell 2000 Index - a popular measure of small stock performance - fell -2.55% for the year.

Throughout the period, the U.S. enjoyed a strong economy. Unemployment averaged 4.5% for the year, the lowest since 1969 and the lowest peacetime level in 41 years. Inflation levels also were low, while interest-rates were stable. In comparison to the economy's relative tranquility, the U.S. stock markets were fluctuating wildly. To illustrate, the Dow typically had fewer than five swings of 5% in each year since 1946. In 1998 alone, the Dow experienced 10 such swings. Much of these gyrations were due to fears about Asia's economic woes, Russia's currency devaluation and loan defaults, and the subsequent consequences on emerging markets. On August 31, the Dow plunged 512.61 points - a loss that erased all previous gains for the year to that point. Faced with global economic chaos, investors began fleeing the equity markets in droves, searching for safer, less volatile havens, particularly U.S. Treasuries. To address the lack of confidence in domestic and global equity markets, the U.S. Federal Reserve Board stepped in with three separate 0.25% interest-rate cuts during the fall. Those cuts helped boost confidence in the U.S. economy, and stocks began to quickly ascend to their former lofty levels, culminating in a new Dow record of 9374.27 on November 23, 1998.

On a sector-by-sector basis, technology stocks reigned supreme in 1998, thanks in large part to the skyrocketing Internet industry. For the year, nine of the top 10 best-performing stocks in the S&P 500 were technology stocks. The health care sector was another big winner. Pharmaceuticals helped drive the strong performance of the health care industry, as a slew of new products was rushed to the market sooner than normal thanks to streamlined approval regulations.

Natural resources, on the other hand, suffered tremendously. Overproduction and poor demand caused oil's price per barrel to plunge considerably. Gold prices also were down in 1998. The financial sector
- a top performer for several years - found 1998 to be a challenge. The financial crises overseas and credit concerns contributed to the poor showing of many brokerage and investment management firms.

FOREIGN STOCK MARKETS

Foreign stock markets posted mixed results in 1998. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australasia, and the Far East - returned 20.27% in 1998. Europe posted the most consistently strong equity markets when compared to other regions, with the MSCI Europe Index up 28.87% for the year. The much-maligned Japanese stock market ended the year on a positive note, thanks in part to long-awaited government intercession on the ailing banking sector's behalf. For the year, the Tokyo Stock Exchange Index (TOPIX) was up 7.76%. 1998 proved to be disastrous for emerging markets. The MSCI Emerging Markets Free Index suffered a -25.34% loss during the period, as the Asian crisis and Russia's currency devaluation and loan defaults played havoc with Latin America, Brazil, Thailand and other emerging-market nations.

U.S. BOND MARKETS

In a year as volatile as 1998, it's not surprising that the performance of the U.S bond market was mostly positive. Still, most of the major bond indexes trailed their returns of 1997, as investors continued to seek out the high returns found in the equity markets. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market - posted a total return of 8.69%. The Lehman Brothers Corporate Bond Index returned 8.57% in 1998. General U.S. Treasury funds were the safe haven of choice in 1998, benefiting from the flight to safety as investors worldwide reacted to global economic concerns. As a result, the yield on the benchmark 30-year Treasury fell to its lowest levels in three decades, tumbling to 5.09% at the end of the period compared to 5.92% at the start of the year.

FOREIGN BOND MARKETS

Typically, continued low inflation and economic growth in the U.S. would help provide a positive backdrop for U.S.-based bonds relative to most foreign bonds. But there was nothing typical about 1998. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned an impressive 15.30% for the 12 months that ended December 31, 1998. Many European nations - particularly France, Italy and Spain - boasted strong performance that helped drive the index's overall return. Not all was rosy in the international bond market, however. In stark contrast to the developed world, the often-volatile emerging debt markets experienced a particularly difficult year, illustrated by the J.P. Morgan Emerging Markets Bond Index return of -11.04% during the period. Once again, the impact of financial and economic woes in Asia and Russia was the primary contributor to the poor performance of emerging markets.

VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO

PERFORMANCE

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower. Yield will vary.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: MONEY MARKET           5.46%        5.30%         5.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

YIELD

                   12/30/98 9/30/98 7/1/98 4/1/98 12/31/97

 VIP: MONEY MARKET 5.08%    5.40%   5.42%  5.38%  5.56%

 MMDA              2.23%    2.51%   2.51%  2.53%  2.60%

Row: 1, Col: 1, Value: 5.18
Row: 1, Col: 2, Value: 2.23
Row: 2, Col: 1, Value: 5.44
Row: 2, Col: 2, Value: 2.51
Row: 3, Col: 1, Value: 5.48
Row: 3, Col: 2, Value: 2.51
Row: 4, Col: 1, Value: 5.3
Row: 4, Col: 2, Value: 2.58
Row: 5, Col: 1, Value: 5.56
Row: 5, Col: 2, Value: 2.7
Money Market
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR. TM

(checkmark)COMPARING PERFORMANCE

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

VARIABLE INSURANCE PRODUCTS FUND:  MONEY MARKET PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Duby)

An interview with Robert Duby, Portfolio Manager of Money Market
Portfolio

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE IN 1998?

A. Through the first half of the year, statistics showed that positive consumer and market sentiment were at record high levels. Economic data exhibited robust strength, unemployment was at record-low levels and inflation remained non-existent. This backdrop continued through the first part of the third quarter of 1998, with the stock market marching upward in July. Market observers expected that the Federal Reserve Board might have to "tap the brakes" to slow the economy and head off inflation by raising short-term interest rates. But then, turmoil in foreign markets arose, creating a very challenging environment in the money market area through the rest of the year, with wide fluctuations in both money market yields and market sentiment. The downturn began when Russia defaulted on some of its debt in August, helping spark additional chaos in other emerging markets. Investors around the world became "risk averse," worrying more about getting their capital back than receiving a high yield on their investments. The news worsened with the near-collapse of Long-Term Capital Management, a huge hedge fund in the U.S., which required a subsequent infusion of about $3.5 billion of private capital in order to avoid destabilizing already-shaky markets in the U.S. and abroad.

Q. WHAT WAS THE FED'S RESPONSE TO THESE EVENTS?

A. The Fed instituted the first of three separate 0.25 percentage point cuts to the rate banks charge each other for overnight loans - known as the fed funds target rate - on September 29. In lowering that rate from 5.50% to 5.25%, the Fed announced that "the action was taken to cushion the effects on prospective economic growth in the United States of increasing weakness in foreign economies and of less accommodative financial conditions domestically." The market was disappointed that the move was only 0.25 percentage points and not 0.50, but short-term interest rates fell and prices immediately began to reflect further decreases. The second cut, implemented on October 15 between meetings of the Fed's Open Market Committee, was unexpected and surprising, and turned out to be the needed medicine to stabilize a nervous market. A final so-called "insurance cut" - implemented to reduce the downside risk remaining in global markets - occurred at the end of November when the fed funds target rate was lowered to 4.75%. From that point, stability returned for the most part to our market as we ended the year. The difference between the yields offered by Treasuries versus other securities - which had become quite wide as nervous investors fled to the safety offered by U.S. Treasury securities - narrowed to more appropriate levels, and market sentiment returned to a more balanced feeling. Domestic growth continued to exceed expectations, even with a sharp slowdown on the manufacturing side. Consumer confidence improved from lower levels in the fourth quarter, with the stock market's strong performance at year-end helping to boost those feelings.

Q. WHAT KIND OF STRATEGY DID YOU PURSUE AS ALL OF THIS WAS UNFOLDING?

A. My investment strategy for the fund was similar to past strategies:
I lengthened the fund's average maturity on market weakness and shortened it on market strength. A cautious approached was followed during the first part of the fourth quarter as the market turmoil in both foreign and domestic markets unfolded. The portfolio's average maturity was held in the 50- to 60-day range, as I concentrated new investments in the one- to three-month area. Selective purchases were made at the end of the period in the six-month area in order to lock in higher-yielding investments, given the expectation for an unchanged policy from the Federal Reserve during the first part of 1999.

Q. WHAT'S YOUR OUTLOOK FOR THE BEGINNING OF 1999?

A. My current interest-rate outlook is for no change in Fed monetary policy over the next few months. However, my bias has switched from the possibility of an interest-rate cut to a more neutral stance. The strength of the domestic economy continues to surprise market participants, and members of the Fed Open Market Committee have recently suggested that their bias could be changed to one favoring an interest-rate increase - to slow growth and head off inflation - should the economy continue to exceed expectations. The portfolio will be positioned appropriately. That is, I will allow its maturity to shorten somewhat should the strength continue, so that I can purchase higher-yielding securities should interest rates rise. The current thinking at the Federal Reserve is that the risk of an economic slowdown no longer predominates and that the risk of the economy overheating and sparking inflationary pressures deserves equal weight.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark) FUND FACTS

GOAL: income and share-price stability by investing in high-quality, short-term investments

START DATE: April 1, 1982

SIZE: as of December 31, 1998, more than $1.5 billion

MANAGER: Robert Duby, since 1997; joined
Fidelity in 1982

VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


CERTIFICATES OF DEPOSIT - 32.0%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

CHICAGO BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 0.3%

ABN-AMRO Bank NV

2/2/99                            5.54%                       $ 5,000,000                     $ 4,999,828

DOMESTIC CERTIFICATES OF
DEPOSIT - 2.7%

Chase Manhattan Bank

3/22/99                           4.95                         13,000,000                      13,000,000

Chase Manhattan Bank (USA)

3/2/99                            5.50                         20,000,000                      20,000,000

Fleet National Bank

2/3/99                            5.36 (b)                     7,000,000                       6,996,431

                                                                                               39,996,431

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 13.4%

Abbey National Treasury
Services PLC

3/15/99                           5.15                         35,000,000                      35,000,000

Bank of Scotland Treasury
Services

2/26/99                           5.18                         5,000,000                       5,000,038

3/9/99                            5.16                         5,000,000                       5,000,092

3/31/99                           5.19                         5,000,000                       5,000,122

Bayerische Hypo-und
Vereinsbank AG

3/10/99                           5.20                         50,000,000                      50,000,927

Commerzbank AG

2/16/99                           5.35                         4,000,000                       4,000,342

3/5/99                            5.40                         1,000,000                       1,000,198

Den Danske Bank Group AS

2/10/99                           5.22                         5,000,000                       5,000,165

3/31/99                           5.13                         5,000,000                       5,000,122

Lloyds Bank PLC

3/18/99                           5.12                         5,000,000                       5,000,000

Morgan Guaranty Trust Co., NY

1/26/99                           5.00                         7,000,000                       7,000,384

Royal Bank of Scotland PLC

3/18/99                           5.14                         25,000,000                      25,000,000

Toronto Dominion Bank

3/18/99                           5.13                         25,000,000                      25,000,000

Westdeutsche Landesbank
Girozentrale

1/19/99                           5.40                         25,000,000                      24,999,990

                                                                                               202,002,380

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 15.6%

ABN-AMRO Bank NV

6/30/99                           5.05                         5,000,000                       5,000,122

Bank of Nova Scotia

2/8/99                            5.25                         10,000,000                      10,000,000

2/25/99                           5.76                         10,000,000                      9,996,299

Banque Nationale de Paris

4/8/99                            5.04                         10,000,000                      10,000,000

Canadian Imperial Bank of
Commerce

1/14/99                           5.10                         10,000,000                      10,000,601

2/3/99                            5.27                         10,000,000                      10,000,000

3/2/99                            5.70                         5,000,000                       4,999,488

4/5/99                            5.09                         10,000,000                      10,000,000



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

Commerzbank AG

2/4/99                            5.21%                       $ 5,000,000                     $ 5,000,000

3/5/99                            5.20                         10,000,000                      10,004,633

5/4/99                            5.01                         5,000,000                       5,000,000

5/10/99                           5.13                         10,000,000                      10,000,000

Credit Agricole Indosuez

2/26/99                           5.70                         5,000,000                       4,999,706

Credit Communale de Belgique

2/3/99                            5.64                         5,000,000                       5,000,000

Dresdner Bank AG

4/26/99                           5.05                         5,000,000                       5,000,000

Landesbank Hessen-Thuringen

4/12/99                           5.07                         5,000,000                       5,000,138

National Westminster Bank PLC

2/26/99                           5.70                         5,000,000                       4,999,706

5/7/99                            5.70                         5,000,000                       4,999,365

Norddeutsche Landesbank
Girozentrale

6/7/99                            5.76                         25,000,000                      24,992,791

Rabobank Nederland Coop.
Central

2/2/99                            5.54                         5,000,000                       4,999,828

3/2/99                            5.50                         10,000,000                      10,000,000

6/1/99                            5.75                         5,000,000                       4,998,613

Royal Bank of Canada

2/10/99                           5.60                         5,000,000                       4,999,632

6/11/99                           5.80                         10,000,000                      9,997,043

Royal Bank of Scotland PLC

3/10/99                           5.18                         4,000,000                       4,000,000

Societe Generale, France

4/16/99                           5.00                         2,000,000                       2,003,463

Swiss Bank Corp.

3/19/99                           5.70                         10,000,000                      9,998,585

3/24/99                           5.75                         5,000,000                       4,998,904

6/3/99                            5.75                         10,000,000                      9,997,189

Westdeutsche Landesbank
Girozentrale

3/16/99                           5.14                         15,000,000                      15,000,000

                                                                                               235,986,106

TOTAL CERTIFICATES OF DEPOSIT                                                                  482,984,745

COMMERCIAL PAPER - 48.0%



ABN-AMRO North America, Inc.

3/30/99                           5.17                         10,000,000                      9,875,333

Anz (Delaware), Inc.

3/22/99                           5.10                         25,000,000                      24,720,278

Aspen Funding Corp.

1/22/99                           5.54                         5,000,000                       4,983,958

3/10/99                           5.40                         5,000,000                       4,949,944

Asset Securitization Coop.
Corp.

2/16/99                           5.43                         10,000,000                      9,931,639

2/18/99                           5.43                         5,000,000                       4,964,333

3/19/99                           5.17                         6,000,000                       5,934,550

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

Asset Securitization Coop.
Corp. - continued

4/14/99                           5.17%                       $ 5,000,000                     $ 4,927,328

4/15/99                           5.14                         5,000,000                       4,927,056

4/15/99                           5.17                         5,000,000                       4,926,622

Associates Corp. of North
America

2/25/99                           5.19                         50,000,000                      49,608,507

Associates First Capital Corp.

3/23/99                           5.15                         10,000,000                      9,885,700

AVCO Financial Services, Inc.

2/23/99                           5.32                         19,000,000                      18,853,426

3/29/99                           5.15                         30,000,000                      29,632,425

Bank of Nova Scotia

3/1/99                            5.21                         5,000,000                       4,957,856

3/8/99                            5.20                         5,000,000                       4,952,975

BankAmerica Corp.

3/10/99                           5.26                         5,000,000                       4,951,172

Bear Stearns Companies, Inc.

3/11/99                           5.40                         5,000,000                       4,949,113

3/15/99                           5.40                         5,000,000                       4,946,264

Chase Manhattan Corp.

3/11/99                           5.26                         5,000,000                       4,950,454

CIT Group, Inc.

4/5/99                            5.08                         5,000,000                       4,934,722

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

1/20/99                           5.32                         5,000,000                       4,986,146

2/4/99                            5.41                         5,000,000                       4,974,736

3/4/99                            5.27                         9,000,000                       8,919,400

Commonwealth Bank of Australia

3/17/99                           5.11                         5,000,000                       4,947,396

Cregem North America, Inc.

2/4/99                            5.55                         10,000,000                      9,947,867

Den Danske Corp., Inc.

2/10/99                           5.24                         5,000,000                       4,971,139

Deutsche Bank Financial, Inc.

2/22/99                           5.30                         10,000,000                      9,924,456

Enterprise Funding Corp.

2/5/99                            5.45                         5,000,000                       4,973,750

2/10/99                           5.47                         5,000,000                       4,970,000

2/24/99                           5.42                         5,000,000                       4,959,875

Finova Capital Corp.

2/16/99                           5.64                         4,000,000                       3,971,633

2/18/99                           5.71                         2,000,000                       1,985,013

Fleet Funding Corp.

1/29/99                           5.44                         8,000,000                       7,966,400

Ford Motor Credit Co.

2/5/99                            5.26                         20,000,000                      19,898,694

General Electric Capital Corp.

2/1/99                            5.62                         30,000,000                      29,858,692

3/4/99                            5.13                         15,000,000                      14,869,025

3/10/99                           5.24                         25,000,000                      24,756,806

4/12/99                           5.09                         5,000,000                       4,929,861



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

General Electric Capital
Services, Inc.

3/2/99                            5.14%                       $ 10,000,000                    $ 9,915,500

General Electric Co.

4/8/99                            5.09                         15,000,000                      14,797,917

General Motors Acceptance Corp.

1/25/99                           5.50                         2,300,000                       2,291,597

1/26/99                           5.67                         5,000,000                       4,980,903

1/27/99                           5.15                         10,000,000                      9,963,311

1/28/99                           5.14                         10,000,000                      9,962,050

2/10/99                           5.16                         5,000,000                       4,971,778

3/17/99                           5.23                         30,000,000                      29,678,750

Heller Financial, Inc.

1/28/99                           5.83                         2,000,000                       1,991,375

2/23/99                           5.69                         2,000,000                       1,983,452

Kitty Hawk Funding Corp.

2/2/99                            5.34                         6,000,000                       5,971,733

2/4/99                            5.47                         4,143,000                       4,121,871

2/5/99                            5.34                         2,793,000                       2,778,608

3/1/99                            5.32                         3,000,000                       2,974,188

3/3/99                            5.31                         5,000,000                       4,955,606

3/10/99                           5.24                         5,000,000                       4,951,172

3/11/99                           5.22                         5,000,000                       4,950,646

Lehman Brothers Holdings, Inc.

1/26/99                           6.55                         5,000,000                       4,977,431

1/28/99                           6.55                         5,000,000                       4,975,625

MCI WorldCom, Inc.

1/29/99                           5.83                         4,000,000                       3,982,111

2/25/99                           5.69                         6,000,000                       5,948,483

3/26/99                           5.54                         4,000,000                       3,949,133

Morgan (JP) & Co., Inc.

4/12/99                           5.09                         10,000,000                      9,859,722

Morgan Stanley, Dean Witter &
Co.

1/21/99                           5.22                         15,000,000                      14,957,083

2/11/99                           5.42                         15,000,000                      14,908,775

New Center Asset Trust

3/8/99                            5.17                         5,000,000                       4,953,250

3/17/99                           5.24                         5,000,000                       4,946,354

Nordbanken, North America, Inc.

3/1/99                            5.26                         10,000,000                      9,914,942

Norfolk Southern Corp.

1/29/99                           6.09                         5,000,000                       4,976,589

Norwest Financial, Inc.

3/4/99                            5.31                         5,000,000                       4,954,964

PHH Corp.

1/14/99                           5.88                         3,000,000                       2,993,663

2/18/99                           6.10                         5,000,000                       4,959,933

2/23/99                           6.10                         2,000,000                       1,982,304

Preferred Receivables Funding
Corp.

2/16/99                           5.46                         5,000,000                       4,965,500

2/18/99                           5.27                         15,000,000                      14,895,600

2/22/99                           5.36                         5,000,000                       4,961,722

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

Preferred Receivables Funding
Corp. - continued

2/25/99                           5.25%                       $ 3,000,000                     $ 2,976,167

3/3/99                            5.21                         5,000,000                       4,956,368

Salomon Smith Barney
Holdings, Inc.

2/16/99                           5.40                         5,000,000                       4,965,979

2/22/99                           5.25                         5,000,000                       4,962,589

3/1/99                            5.25                         7,000,000                       6,940,803

Sears Roebuck Acceptance Corp.

3/4/99                            5.31                         2,000,000                       1,981,917

Societe Generale North
America, Inc.

2/25/99                           5.34                         10,000,000                      9,920,250

Textron, Inc.

1/4/99                            5.25                         14,000,000                      13,993,875

Triple A One Funding Corp.

1/15/99                           5.62                         5,000,000                       4,989,131

2/11/99                           5.47                         5,000,000                       4,969,193

UBS Finance (Delaware), Inc.

3/1/99                            5.05                         20,000,000                      19,837,455

TOTAL COMMERCIAL PAPER                                                                         724,371,912

FEDERAL AGENCIES - 3.3%



FREDDIE MAC - 3.3%

Discount Notes - 3.3%

1/25/99                           5.23                         25,000,000                      24,914,333

2/2/99                            5.27                         25,000,000                      24,885,111

TOTAL FEDERAL AGENCIES                                                                         49,799,444

BANK NOTES - 7.7%



Abbey National Treasury
Services PLC

2/17/99                           5.34 (a)(b)                  5,000,000                       4,997,283

Comerica Bank, Detroit

2/9/99                            5.43 (b)                     2,000,000                       1,999,316

First Union National Bank of
North Carolina

1/4/99                            5.15 (b)                     15,000,000                      14,999,827

1/20/99                           5.24 (b)                     15,000,000                      15,000,000

Fleet National Bank, Providence

2/4/99                            5.32 (b)                     7,000,000                       6,997,056

Key Bank NA

1/4/99                            5.16 (b)                     3,000,000                       2,999,885

1/21/99                           5.51 (b)                     5,000,000                       4,997,935

National City Bank, Kentucky

1/5/99                            5.01 (b)                     5,000,000                       4,999,719

NationsBank NA

4/20/99                           4.90                         25,000,000                      25,000,000

PNC Bank NA, Pittsburgh

1/19/99                           5.29 (b)                     8,000,000                       7,999,773

2/3/99                            5.23 (b)                     7,000,000                       6,999,134



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

US Bank NA

1/20/99                           5.48% (b)                   $ 20,000,000                    $ 19,989,739

TOTAL BANK NOTES                                                                              116,979,667

MASTER NOTES - 1.7%



Goldman Sachs Group L.P. (The)

3/8/99                            5.30 (b)                     10,000,000                      10,000,000

J.P. Morgan Securities, Inc.

1/7/99                            5.54 (b)                     15,000,000                      15,000,000

TOTAL MASTER NOTES                                                                             25,000,000

MEDIUM-TERM NOTES - 2.8%



Bishops Gate Resources
Mortgage Trust

11/22/99                          5.26 (b)                     4,000,000                       4,000,000

Goldman Sachs Group L.P.

1/7/99                            5.75 (b)(c)                  7,000,000                       7,000,000

Merrill Lynch & Co., Inc.

3/4/99                            5.23 (b)                     5,000,000                       4,999,586

Morgan Guaranty Trust Co., NY

1/27/99                           5.63 (b)                     10,000,000                      9,996,423

Morgan Stanley, Dean Witter,
Discover & Co.

1/4/99                            5.24 (b)                     5,000,000                       5,000,000

Norwest Corp.

1/22/99                           5.21 (b)                     6,000,000                       6,000,000

Premier Auto Trust

6/8/99                            5.41                         4,644,436                       4,643,996

TOTAL MEDIUM-TERM NOTES                                                                        41,640,005

SHORT-TERM NOTES - 3.6%



Cap. One Fdg. Corp.

1/7/99                            5.57 (b)                     4,200,000                       4,200,000

Capital One Funding Corp.

1/7/99                            5.57 (b)                     8,452,000                       8,452,000

New York Life Insurance Co.

1/7/99                            5.21 (b)                     5,000,000                       5,000,000

4/1/99                            5.35 (b)(c)                  4,000,000                       4,000,000

Monumental Life Insurance Co.

1/3/99                            5.22 (b)(c)                  5,000,000                       5,000,000

SMM Trust (1998-I)

1/28/99                           5.62 (a)(b)                  3,000,000                       3,000,000

Strategic Money Market Trust
(1998-A)

3/16/99                           5.32 (b)                     14,000,000                      14,000,000

Strategic Money Market Trust
(1998-B)

1/5/99                            5.06 (a)(b)                  11,000,000                      11,000,000

TOTAL SHORT-TERM NOTES                                                                         54,652,000



REPURCHASE AGREEMENTS - 0.9%

                              MATURITY AMOUNT                   VALUE (NOTE 1)

In a joint trading account    $ 14,221,858                      $ 14,214,000
(U.S. Treasury Obligations)
dated 12/31/98 due 1/4/99 At
4.98% (Cost $14,214,000)

TOTAL INVESTMENTS - 100%                                       $ 1,509,641,773


Total Cost for Income Tax Purposes                             $ 1,509,641,773

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,997,283 or 1.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                       ACQUISTION DATE  COST

Goldman Sachs Group L.P.       12/7/98          $ 7,000,000
5.7455% 1/7/00

New York Life Insurance Co.    12/21/98         $ 4,000,000
5.3538% 12/22/99

Monumental Life Insurance Co.   9/17/98         $ 5,000,000
5.6866% 10/18/99

INCOME TAX INFORMATION

At December 31, 1998, the fund had a capital loss carryforward of approximately $29,000 of which $1,000 and $28,000 will expire on December 31, 2002 and 2005, respectively.

VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                $ 1,509,641,773
value - See accompanying
schedule

Cash                                         130

Receivable for investments                   300,000
sold

Receivable for fund shares                   4,816,698
sold

Interest receivable                          9,436,100

 TOTAL ASSETS                                1,524,194,701

LIABILITIES

Payable for investments        $ 7,070,345
purchased

Payable for fund shares         9,234,589
purchased

Accrued management fee          235,453

Other payables and accrued      164,898
expenses

 TOTAL LIABILITIES                           16,705,285

NET ASSETS                                  $ 1,507,489,416

Net Assets consist of:

Paid in capital                             $ 1,507,518,136

Accumulated net realized gain                (28,720)
(loss) on investments

NET ASSETS, for 1,507,503,080               $ 1,507,489,416
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($1,507,489,416
(divided by) 1,507,503,080
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INTEREST INCOME                              $ 77,393,265

Expenses

Management fee                  $ 2,767,757

Transfer agent fees              942,507

Accounting fees and expenses     154,243

Non-interested trustees'         5,094
compensation

Custodian fees and expenses      27,955

Audit                            35,202

Legal                            11,301

Miscellaneous                    119,221

 TOTAL EXPENSES                               4,063,280

NET INTEREST INCOME                           73,329,985

NET REALIZED GAIN (LOSS)  ON                  30,030
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 73,360,015
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net interest income   $ 73,329,985                  $ 59,161,428

 Net realized gain (loss)         30,030                        (30,044)

 NET INCREASE (DECREASE) IN       73,360,015                    59,131,384
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (73,329,985)                  (59,161,428)
from net interest income

Share transactions at net         2,992,850,183                 1,984,694,072
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  73,314,040                    59,126,220
distributions from net
interest income

 Cost of shares redeemed          (2,579,498,939)               (2,149,151,239)

 NET INCREASE (DECREASE) IN       486,665,284                   (105,330,947)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       486,695,314                   (105,360,991)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,020,794,102                 1,126,155,093

 End of period                   $ 1,507,489,416               $ 1,020,794,102

SEE ACCOMPANYING NOTES WHICH
ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995       1994

Net asset value, beginning of    $ 1.000                   $ 1.000      $ 1.000      $ 1.000    $ 1.000
period

Income from Investment            .053                      .053         .052         .057       .042
Operations Net interest
income

Less Distributions

 From net interest income         (.053)                    (.053)       (.052)       (.057)     (.042)

Net asset value, end of period   $ 1.000                   $ 1.000      $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN A                    5.46%                     5.51%        5.41%        5.87%      4.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,507,489               $ 1,020,794  $ 1,126,155  $ 808,874  $ 748,606
(000 omitted)

Ratio of expenses to average      .30%                      .31%         .30%         .33%       .27%
net assets

Ratio of net interest income      5.33%                     5.32%        5.28%        5.72%      4.32%
to average net assets


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP II: INVESTMENT GRADE BOND    8.85%        6.70%         8.36%

LB Aggregate Bond                8.69%        7.27%         9.26%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER 10 YEARS
             VIP II:  Investment Grade   LB Aggregate Bond
             00155                       LB001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10086.92                    10144.00
  1989/02/28      10109.25                    10070.96
  1989/03/31      10172.02                    10114.27
  1989/04/30      10285.31                    10325.66
  1989/05/31      10399.91                    10597.22
  1989/06/30      10600.00                    10919.38
  1989/07/31      10765.35                    11151.96
  1989/08/31      10679.56                    10986.91
  1989/09/30      10721.69                    11042.94
  1989/10/31      10887.69                    11314.60
  1989/11/30      10981.36                    11422.09
  1989/12/31      11026.21                    11452.93
  1990/01/31      11001.11                    11316.64
  1990/02/28      11063.52                    11352.85
  1990/03/31      11097.11                    11360.80
  1990/04/30      11101.82                    11256.28
  1990/05/31      11276.11                    11589.47
  1990/06/30      11364.07                    11776.06
  1990/07/31      11476.89                    11938.57
  1990/08/31      11475.79                    11778.59
  1990/09/30      11520.66                    11876.35
  1990/10/31      11521.38                    12027.18
  1990/11/30      11590.77                    12285.77
  1990/12/31      11711.43                    12477.42
  1991/01/31      11735.04                    12632.14
  1991/02/28      11853.10                    12739.52
  1991/03/31      12053.80                    12827.42
  1991/04/30      12230.89                    12965.95
  1991/05/31      12325.33                    13041.16
  1991/06/30      12348.94                    13034.64
  1991/07/31      12455.20                    13215.82
  1991/08/31      12714.93                    13501.28
  1991/09/30      12951.04                    13775.36
  1991/10/31      13092.71                    13928.26
  1991/11/30      13234.39                    14056.40
  1991/12/31      13629.42                    14473.88
  1992/01/31      13494.11                    14277.03
  1992/02/29      13567.97                    14369.83
  1992/03/31      13543.27                    14289.36
  1992/04/30      13642.04                    14392.25
  1992/05/31      13851.92                    14664.26
  1992/06/30      14012.41                    14866.63
  1992/07/31      14296.36                    15169.91
  1992/08/31      14382.78                    15323.12
  1992/09/30      14555.62                    15505.47
  1992/10/31      14370.44                    15299.24
  1992/11/30      14333.40                    15302.30
  1992/12/31      14536.36                    15545.61
  1993/01/31      14841.14                    15844.09
  1993/02/28      15093.07                    16121.36
  1993/03/31      15159.39                    16189.07
  1993/04/30      15252.23                    16302.39
  1993/05/31      15278.75                    16323.58
  1993/06/30      15570.53                    16619.04
  1993/07/31      15676.64                    16713.77
  1993/08/31      15955.15                    17006.26
  1993/09/30      16034.73                    17052.18
  1993/10/31      16114.31                    17115.27
  1993/11/30      16034.73                    16969.79
  1993/12/31      16129.93                    17061.43
  1994/01/31      16312.59                    17291.76
  1994/02/28      16045.19                    16990.88
  1994/03/31      15678.93                    16571.21
  1994/04/30      15538.06                    16438.64
  1994/05/31      15495.80                    16436.99
  1994/06/30      15453.53                    16400.83
  1994/07/31      15707.10                    16727.21
  1994/08/31      15721.19                    16747.28
  1994/09/30      15552.14                    16501.09
  1994/10/31      15566.23                    16486.24
  1994/11/30      15594.40                    16449.97
  1994/12/31      15523.97                    16563.48
  1995/01/31      15749.36                    16891.44
  1995/02/28      16053.30                    17293.45
  1995/03/31      16155.46                    17398.94
  1995/04/30      16374.37                    17642.53
  1995/05/31      17031.09                    18325.29
  1995/06/30      17162.44                    18459.07
  1995/07/31      17104.06                    18418.46
  1995/08/31      17308.38                    18641.32
  1995/09/30      17468.91                    18822.14
  1995/10/31      17702.41                    19066.83
  1995/11/30      17965.10                    19352.83
  1995/12/31      18213.20                    19623.77
  1996/01/31      18329.95                    19753.29
  1996/02/29      17995.20                    19409.58
  1996/03/31      17857.01                    19273.71
  1996/04/30      17749.53                    19165.78
  1996/05/31      17718.82                    19127.45
  1996/06/30      17933.78                    19383.76
  1996/07/31      17979.84                    19436.09
  1996/08/31      17964.49                    19403.05
  1996/09/30      18256.22                    19740.67
  1996/10/31      18655.43                    20178.91
  1996/11/30      18962.52                    20523.97
  1996/12/31      18793.62                    20333.09
  1997/01/31      18839.68                    20396.13
  1997/02/28      18864.60                    20447.12
  1997/03/31      18668.78                    20220.15
  1997/04/30      18946.20                    20523.46
  1997/05/31      19093.07                    20718.43
  1997/06/30      19321.53                    20964.98
  1997/07/31      19843.74                    21531.03
  1997/08/31      19664.23                    21348.02
  1997/09/30      19957.97                    21663.97
  1997/10/31      20219.07                    21978.10
  1997/11/30      20268.03                    22079.20
  1997/12/31      20496.49                    22302.20
  1998/01/31      20757.59                    22587.67
  1998/02/28      20743.06                    22569.60
  1998/03/31      20829.13                    22646.33
  1998/04/30      20932.42                    22764.09
  1998/05/31      21121.77                    22980.35
  1998/06/30      21293.92                    23175.68
  1998/07/31      21345.56                    23224.35
  1998/08/31      21603.77                    23602.91
  1998/09/30      22137.41                    24155.22
  1998/10/31      22016.91                    24027.20
  1998/11/30      22206.27                    24164.15
  1998/12/31      22309.55                    24236.64
IMATRL PRASUN   SHR__CHT 19981231 19990111 115148 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Investment Grade Bond Portfolio on December 31, 1988. By December 31, 1998, the value of the investment would have grown to $22,310 - a 123.10% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,237 - a 142.37% increase.

INVESTMENT SUMMARY

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1998

(MOODY'S RATINGS)  % OF FUND'S INVESTMENTS

Aaa                 45.1

Aa                  2.0

A                   10.5

Baa                 20.0

Ba                  1.5

B                   0.0

Not rated           0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1998

Years   8.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

                    % OF FUND'S INVESTMENTS

Finance              12.5

Media & Leisure      4.5

Utilities            3.1

Nondurables          1.8

Retail & Wholesale   1.7

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Investment Grade Bond Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, KEVIN?

A. For the 12-month period that ended December 31, 1998, the fund performed in line with the Lehman Brothers Aggregate Bond Index, which returned 8.69% in that time frame.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE YEAR?

A. 1998 was an extraordinarily interesting year in the capital markets, with dramatic changes occurring. Change can often present opportunities for our style of management, in which we look for relative value. Market volatility can create relative value by changing prices of certain types of bonds. In the background, the U.S. economy was strong throughout 1998, but the economic implosion in Asia continued to cause concern. The Russian devaluation and bond default in August threw the capital markets into a significant correction, climaxing in the near-collapse of Long-Term Capital Management. Long-Term Capital is a hedge fund that uses great amounts of borrowed money to invest, principally in the bond markets. If it had gone bankrupt, it would have changed the financial landscape. The Federal Reserve intervened and encouraged major investment banks to come to the rescue. The Federal Reserve also cut short-term interest rates three times late in the period. As a result, the market volatility passed without significant damage as the Fed provided the liquidity and the confidence for a return to more balanced capital markets.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES IN THIS ENVIRONMENT?

A. We tried to take advantage of relative values created by the market volatility to which Long-Term Capital contributed. Long-Term Capital Management primarily invests in bonds, including the types of bonds that we buy. The difference is the hedge fund uses borrowed money whereas we use no leverage. When you are highly leveraged, any adverse change in bond prices can hurt you deeply, and have a ripple effect on the bond market. Fortunately, our portfolio was only a little overweight in corporate bonds, principally in defensive, non-cyclical sectors likely to be less affected by volatility. The portfolio was hurt, but only slightly. However, when corporate bonds became attractively priced later in the period, we were able to sell Treasuries and buy corporates at very good prices. Prior to the market correction in August, we had about 30% of the fund's assets invested in corporate bonds, compared to the 21% corporate-bond position in the Lehman Brothers Aggregate Bond Index. By the end of the period, we had increased the fund's emphasis to about 33% in corporate bonds. The story was similar for mortgage securities. Throughout the year, we averaged about 25% of the fund's assets in mortgages, whereas 31% of the index is in mortgages. By the end of the fiscal year, our weighting in mortgage securities was about 34%. In general, as we sold Treasuries and bought corporate or mortgage securities, we also picked up a yield advantage. Over time, this should continue to help performance of the fund. As is our policy, we kept interest rate-sensitivity, or duration, consistent with our benchmark. At the end of the year, duration was 4.6 years.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. My primary disappointment was that I did not own fewer corporate bonds before the volatility in August. Even the good bonds were hurt. Up until August, I had dealt with the risk of corporate bonds primarily by emphasizing defensive sectors, such as banks, telephone utilities and cable television companies. However, even these sectors were hurt in the capital crunch of August and September.

Q. WHAT IS YOUR OUTLOOK FOR THE BOND MARKET, KEVIN?

A. The outlook is very good for both corporate bonds and mortgages, both of which still offer excellent relative value when compared to Treasury bonds. We think in terms of spreads - or the differences in yields. By historical standards, at the end of the fiscal year the spreads were very wide between the yields of both corporate bonds and mortgages and the yields of Treasury bonds. We didn't see the credit risk to justify these wide spreads. The market offered attractive relative value. In addition, I think interest rates will be stable during 1999. This is a good environment for us, providing the opportunity to use our expertise in credit analysis to pick bonds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark) FUND FACTS

GOAL: seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital

START DATE: December 5, 1988

SIZE: as of December 31, 1998, more than $674 million

MANAGER: Kevin Grant, since 1997; joined Fidelity in 1993

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 30.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.4%

DEFENSE ELECTRONICS - 0.4%

Raytheon Co. 6.45% 8/15/02        Baa1      $ 3,000,000                     $ 3,076,860

BASIC INDUSTRIES - 1.2%

CHEMICALS & PLASTICS - 0.7%

Monsanto Co. 5.75% 12/1/05 (c)    A2         5,000,000                       4,971,500

PACKAGING & CONTAINERS - 0.5%

Owens-Illinois, Inc.:

7.15% 5/15/05                     Ba1        1,200,000                       1,206,106

7.35% 5/15/08                     Ba1        1,150,000                       1,179,529

7.8% 5/15/18                      Ba1        1,400,000                       1,412,355

                                                                             3,797,990

TOTAL BASIC INDUSTRIES                                                       8,769,490

CONSTRUCTION & REAL ESTATE -
1.2%

REAL ESTATE INVESTMENT TRUSTS
- 1.2%

CenterPoint Properties Trust.     Baa2       510,000                         484,429
6.75% 4/1/05

EOP Operating LP:

6.625% 2/15/05                    Baa1       4,500,000                       4,411,035

6.75% 2/15/08                     Baa1       4,020,000                       3,952,866

                                                                             8,848,330

DURABLES - 0.2%

TEXTILES & APPAREL - 0.2%

Levi Strauss & Co. 7% 11/1/06     Baa3       2,000,000                       1,833,000
(c)

ENERGY - 0.9%

OIL & GAS - 0.9%

Petro-Canada, Inc. 7% 11/15/28    A3         1,850,000                       1,824,322

Petroleum Geo-Services ASA:

yankee 6.25% 11/19/03 (c)         Baa3       3,180,000                       3,149,154

7.125% 3/30/28                    Baa3       1,700,000                       1,588,463

                                                                             6,561,939

FINANCE - 12.5%

BANKS - 4.4%

ABN-Amro Bank NV, Chicago         A1         1,000,000                       1,027,400
6.625% 10/31/01

BankAmerica Corp. 10% 2/1/03      Aa3        200,000                         231,748

BankBoston NA 6.375% 3/25/08      A2         6,000,000                       6,019,320

BanPonce Corp.:

5.75% 3/1/99                      A3         370,000                         370,244

6.378% 4/8/99                     A3         430,000                         430,989



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1        $ 2,400,000                     $ 2,399,664

5.95% 7/15/01                     A1         2,700,000                       2,718,360

Capital One Bank:

6.375% 2/15/03                    Baa3       1,130,000                       1,125,955

6.42% 11/12/99                    Baa3       2,000,000                       1,994,880

Capital One Financial Corp.       Ba1        1,290,000                       1,278,932
7.125% 8/1/08

Chase Manhattan Corp. 8.5%        A1         1,160,000                       1,255,990
2/15/02

Citicorp 7.2% 6/15/07             A1         7,600,000                       8,261,428

First Maryland Bancorp            A3         500,000                         514,050
10.375% 8/1/99

Kansallis-Osake-Pankki, New       A3         260,000                         292,292
York 10% 5/1/02

MBNA Corp.:

6.34% 6/2/03                      Baa2       350,000                         346,395

6.875% 11/15/02                   Baa2       1,750,000                       1,760,185

NB Capital Trust IV 8.25%         Aa2        1,990,000                       2,255,904
4/15/27

Union Planters Corp. 6.75%        Baa2       400,000                         418,212
11/1/05

Union Planters National Bank      A3         500,000                         510,250
6.81% 8/20/01

                                                                             33,212,198

CREDIT & OTHER FINANCE - 7.1%

Ahmanson Capital Trust I          A3         1,125,000                       1,259,989
8.36% 12/1/26 (c)

Associates Corp. of North
America:

6% 4/15/03                        Aa3        1,150,000                       1,169,642

6% 7/15/05                        Aa3        5,000,000                       5,073,950

AT&T Capital Corp.:

6.41% 8/13/99                     Baa3       1,000,000                       1,004,550

7.5% 11/15/00                     Baa3       3,020,000                       3,056,965

Bank of New York Co., Inc.        A1         1,000,000                       1,167,790
Capital I 7.97% 12/31/26

BankBoston Capital Trust II       A2         1,080,000                       1,099,591
7.75% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         1,230,000                       1,319,200

Chase Capital I 7.67% 12/1/26     Aa3        2,020,000                       2,173,803

Chrysler Financial Corp.          A2         4,400,000                       4,416,016
5.69% 11/15/01

ERP Operating LP 6.55%            A3         1,150,000                       1,151,162
11/15/01

Finova Capital Corp. 6.27%        Baa1       400,000                         400,420
9/29/00

First Security Capital I          A3         1,210,000                       1,334,836
8.41% 12/15/26

First Union Institutional         BBB+       6,200,000                       6,828,494
Capital I 8.04% 12/1/26

Fleet Capital Trust II 7.92%      A2         400,000                         444,200
12/11/26

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Ford Motor Credit Co. 5.125%      A1        $ 7,000,000                     $ 6,966,400
10/15/01

General Electric Capital          Aaa        1,000,000                       1,003,820
Corp. 6.94% 4/13/09 (b)

GS Escrow Corp. 7.125% 8/1/05     Ba1        6,250,000                       6,135,250

KeyCorp Institutional Capital     A1         800,000                         876,064
A 7.826% 12/1/26

Morgan (J.P.) Capital Trust       A1         1,120,000                       1,214,528
II 7.95% 2/1/27

PNC Institutional Capital         A2         1,000,000                       1,118,020
Trust 8.315% 5/15/27 (c)

Sears Credit Account Master       Aaa        833,333                         842,183
Trust II 7% 1/15/04

Spieker Properties LP 6.75%       Baa2       2,000,000                       1,960,420
1/15/08

Sprint Capital Corp. 5.7%         Baa1       1,480,000                       1,480,163
11/15/03

                                                                             53,497,456

INSURANCE - 0.4%

Executive Risk Capital Trust      Baa3       1,750,000                       1,710,800
8.675% 2/1/27

Nationwide Mutual Insurance       A1         130,000                         133,773
Co. 6.5% 2/15/04 (c)

SunAmerica, Inc. 6.2% 10/31/99    Baa1       1,000,000                       1,007,650

                                                                             2,852,223

SAVINGS & LOANS - 0.5%

Great Western Finance Trust       A3         2,500,000                       2,820,250
II 8.206% 2/1/27

Long Island Savings Bank FSB      Baa3       750,000                         748,380
6.2% 4/2/01

                                                                             3,568,630

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.6%          A3         900,000                         922,068
5/15/05

TOTAL FINANCE                                                                94,052,575

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.0%

Tyco International Group SA:

yankee 6.125% 6/15/01             Baa1       2,500,000                       2,524,075

6.125% 11/1/08 (c)                Baa1       5,000,000                       4,906,150

                                                                             7,430,225



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

POLLUTION CONTROL - 0.6%

WMX Technologies, Inc.:

6.25% 4/1/99                      Baa3      $ 1,200,000                     $ 1,202,040

7.1% 8/1/26                       Baa3       3,000,000                       3,193,800

                                                                             4,395,840

TOTAL INDUSTRIAL MACHINERY &                                                 11,826,065
EQUIPMENT

MEDIA & LEISURE - 4.5%

BROADCASTING - 2.2%

Clear Channel Communications,     Baa3       6,000,000                       6,004,800
Inc. 7.25% 10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       110,000                         122,057

9% 9/1/08                         Baa3       910,000                         1,076,330

TCI Communications, Inc.:

8.25% 1/15/03                     Baa3       90,000                          98,766

9.8% 2/1/12                       Baa3       1,255,000                       1,675,877

8.75% 8/1/15                      Baa3       2,600,000                       3,229,954

Time Warner, Inc.:

6.625% 5/15/29                    Baa3       1,200,000                       1,220,952

6.875% 6/15/18                    Baa3       920,000                         963,755

8.18% 8/15/07                     Baa3       2,000,000                       2,317,100

                                                                             16,709,591

ENTERTAINMENT - 0.9%

Viacom, Inc. 7.75% 6/1/05         Baa3       6,400,000                       6,942,912

PUBLISHING - 1.4%

News America, Inc.:

6.625% 1/9/08                     Baa3       210,000                         215,817

7.25% 5/18/18                     Baa3       3,000,000                       3,065,040

Time Warner Entertainment Co.     Baa2       6,000,000                       7,283,880
LP 8.375% 3/15/23

                                                                             10,564,737

RESTAURANTS - 0.0%

Darden Restaurants, Inc.          Baa1       160,000                         154,688
6.375% 2/1/06

TOTAL MEDIA & LEISURE                                                        34,371,928

NONDURABLES - 1.8%

BEVERAGES - 1.2%

Seagram Co. Ltd.:

yankee 6.875% 9/1/23              Baa3       350,000                         322,000

8.35% 1/15/22                     Baa3       220,000                         235,950

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       5,000,000                       4,970,000

7% 4/15/08                        Baa3       330,000                         331,238

7.6% 12/15/28                     Baa3       3,000,000                       3,010,500

                                                                             8,869,688

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - 0.2%

ConAgra, Inc. 7.125% 10/1/26      Baa1      $ 1,270,000                     $ 1,347,026

TOBACCO - 0.4%

Philip Morris Companies, Inc.     A2         3,000,000                       3,194,970
6.95% 6/1/06

TOTAL NONDURABLES                                                            13,411,684

RETAIL & WHOLESALE - 1.7%

DRUG STORES - 0.8%

Rite Aid Corp. 6% 12/15/05 (c)    Baa1       6,000,000                       6,000,000

GENERAL MERCHANDISE STORES -
0.5%

Dayton Hudson Corp. 6.4%          A3         500,000                         514,775
2/15/03

Federated Department Stores,      Baa2       3,000,000                       3,308,940
Inc. 8.5% 6/15/03

                                                                             3,823,715

GROCERY STORES - 0.4%

American Stores Co. 7.5%          Baa2       1,400,000                       1,559,698
5/1/37

Kroger Co. 6% 7/1/00              Baa3       1,700,000                       1,711,152

                                                                             3,270,850

TOTAL RETAIL & WHOLESALE                                                     13,094,565

TECHNOLOGY - 0.8%

COMPUTERS & OFFICE EQUIPMENT
- 0.8%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1       3,200,000                       3,213,856

6.45% 11/13/00                    Baa1       3,000,000                       3,056,670

                                                                             6,270,526

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.2%

Delta Air Lines, Inc.             Baa1       396,598                         434,171
equipment trust certificate
8.54% 1/2/07

United Air Lines, Inc. 9%         Baa3       1,100,000                       1,210,539
12/15/03

                                                                             1,644,710

RAILROADS - 0.7%

Burlington Northern Santa Fe      Baa2       3,000,000                       3,112,170
Corp. 6.53% 7/15/37

Norfolk Southern Corp. 7.05%      Baa1       1,700,000                       1,839,111
5/1/37

                                                                             4,951,281

TOTAL TRANSPORTATION                                                         6,595,991



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - 3.1%

CELLULAR - 0.7%

Cable & Wireless                  Baa1      $ 5,540,000                     $ 5,542,438
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 1.3%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                  Baa2       1,500,000                       1,521,600

7.05% 12/11/07 (c)                Baa2       3,000,000                       3,141,360

British Columbia Hydro &          Aa2        360,000                         376,484
Power Authority yankee 12.5%
1/15/14

DR Investments UK PLC yankee      A2         1,500,000                       1,560,150
7.1% 5/15/02 (c)

Israel Electric Corp. Ltd.        A3         2,400,000                       2,195,232
7.75% 12/15/27 (c)

Texas Utilities Co. 6.375%        Baa3       990,000                         1,001,801
1/1/08

                                                                             9,796,627

GAS - 0.4%

Mitchell Energy & Development     Baa3       1,730,000                       1,746,919
Corp. 8% 7/15/99

Southwest Gas Corp. 9.75%         Baa2       1,000,000                       1,116,420
6/15/02

                                                                             2,863,339

TELEPHONE SERVICES - 0.7%

MCI WorldCom, Inc.:

6.4% 8/15/05                      Baa2       3,000,000                       3,117,960

9.375% 1/15/04                    Baa2       1,743,000                       1,805,870

                                                                             4,923,830

TOTAL UTILITIES                                                              23,126,234

TOTAL NONCONVERTIBLE BONDS                                                   231,839,187
(Cost $227,526,158)

U.S. GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - 9.5%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 2.8%

Fannie Mae:

5.75% 6/15/05                     Aaa        2,250,000                       2,323,125

6.15% 1/13/00                     Aaa        525,000                         531,400

6.74% 5/13/04                     Aaa        375,000                         400,770

Federal Agricultural Mortgage     Aaa        10,000                          10,894
Corp. 7.01% 2/10/05

Federal Home Loan Bank:

6.46% 12/15/04                    Aaa        1,745,000                       1,849,700

7.31% 6/16/04                     Aaa        4,155,000                       4,554,254

7.36% 7/1/04                      Aaa        3,100,000                       3,407,086

7.38% 8/5/04                      Aaa        110,000                         121,155

U.S. GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Federal Home Loan Bank: -
continued

7.46% 9/9/04                      Aaa       $ 50,000                        $ 55,336

7.56% 9/1/04                      Aaa        310,000                         344,633

7.59% 3/10/05                     Aaa        10,000                          11,205

7.7% 9/20/04                      Aaa        40,000                          44,762

8.09% 12/28/04                    Aaa        10,000                          11,425

Freddie Mac:

6.77% 9/15/02                     Aaa        150,000                         159,249

8% 1/26/05                        Aaa        520,000                         592,556

8.115% 1/31/05                    Aaa        1,140,000                       1,306,007

Government Loan Trusts            Aaa        1,697,539                       1,897,967
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of  Trust guaranteed
by  U.S. Government  through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        750,494                         799,014

Class 2-E 9.4% 5/15/02            Aaa        626,551                         662,264

Class T-3, 9.625% 5/15/02         Aaa        41,181                          43,520

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by  U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04      Aaa        5,333                           5,338

Series 1993 D, 5.23% 5/15/05      Aaa        11,064                          11,064

Series 1994 A, 7.12% 4/15/06      Aaa        7,194                           7,651

Series 1994 C, 6.61% 9/15/99      Aaa        18,147                          18,234

Guaranteed Trade Trust            Aaa        7,257                           7,821
Certificates (assets of
Trust guaranteed by  U.S.
Government through
Export-Import Bank)  Series
1994 B, 7.5% 1/26/06

Israel Export Trust               Aaa        10,588                          10,915
Certificates (assets of
Trust guaranteed by  U.S.
Government through
Export-Import Bank)  Series
1994 1, 6.88% 1/26/03



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Overseas Private Investment       Aaa       $ 124,425                       $ 128,496
Corp. U.S. Government
guaranteed participation
certificate Series 1994 195,
6.08% 8/15/04 (callable)

Private Export Funding Corp.
secured:

5.65% 3/15/03                     Aaa        182,250                         184,333

6.86% 4/30/04                     Aaa        1,260,508                       1,312,750

U.S. Department of Housing        Aaa        415,000                         464,717
and Urban Development
government guaranteed
participation certificates
Series 1995 A, 8.27% 8/1/03

TOTAL U.S. GOVERNMENT AGENCY                                                 21,277,641
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
6.7%

U.S. Treasury Bond:

6.125% 11/15/27                   Aaa        3,800,000                       4,253,606

6.875% 8/15/25                    Aaa        9,545,000                       11,568,826

7.625% 2/15/25                    Aaa        7,160,000                       9,413,180

8.75% 5/15/17                     Aaa        12,310,000                      17,124,318

8.875% 8/15/17                    Aaa        995,000                         1,401,547

13.875% 5/15/11 (callable)        Aaa        30,000                          46,420

U.S. Treasury Notes 7.5%          Aaa        6,120,000                       6,580,897
11/15/01

TOTAL U.S. TREASURY                                                          50,388,794
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    71,666,435
GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,203,995)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 32.5%



FANNIE MAE - 29.6%

6% 2/1/11 to 6/1/11               Aaa        3,737,964                       3,748,650

6% 1/1/14 (d)                     Aaa        1,200,000                       1,203,000

6% 2/1/14 (d)                     Aaa        5,700,000                       5,707,125

6% 1/1/28 (d)                     Aaa        6,000,000                       5,923,125

6% 1/1/29 (d)                     Aaa        4,000,000                       3,948,750

6.345% 3/1/99                     Aaa        42,813                          42,372

6.5% 2/1/10 to 11/1/28            Aaa        122,151,593                     122,958,864

6.5% 1/1/29 (d)                   Aaa        3,000,000                       3,020,625

6.5% 2/1/29 (d)                   Aaa        44,000,000                      44,247,522

7% 1/1/29 (d)                     Aaa        24,400,000                      24,895,626

7.5% 3/1/28                       Aaa        212,031                         217,860

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

8% 3/1/24 to 12/1/27              Aaa       $ 1,774,551                     $ 1,843,294

8.5% 3/1/25 to 7/1/27             Aaa        5,341,755                       5,593,779

TOTAL FANNIE MAE                                                             223,350,592

FREDDIE MAC - 0.6%

7% 5/1/01                         Aaa        73,905                          74,367

8.5% 3/1/20 to 1/1/28             Aaa        4,056,077                       4,250,870

TOTAL FREDDIE MAC                                                            4,325,237

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.3%

6% 8/15/08 to 5/15/09             Aaa        3,595,825                       3,638,246

7.5% 3/15/06 to 10/15/28          Aaa        11,666,206                      12,033,217

8% 2/15/17                        Aaa        213,657                         223,966

10% 7/15/13 to 11/15/24           Aaa        953,680                         1,033,376

TOTAL GOVERNMENT NATIONAL                                                    16,928,805
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                 244,604,634
- MORTGAGE SECURITIES
(Cost $243,005,287)

ASSET-BACKED SECURITIES - 2.6%



Capital Equipment Receivables     Baa2       880,000                         881,426
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        648,149                         651,693
Trust 5.91% 12/15/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa3       830,000                         834,914

6.4% 5/15/02                      A1         960,000                         973,171

6.4% 12/15/02                     Baa3       480,000                         481,920

Ford Credit Grantor Trust         Aaa        145,549                         145,753
5.9% 10/15/00

Green Tree Financial Corp.        Aaa        210,802                         210,998
6.1% 4/15/27

JCP Master Credit Card Trust      Aaa        7,000,000                       7,000,000
5.5% 6/15/07

Key Auto Finance Trust:

6.3% 10/15/03                     A2         872,751                         873,978

6.65% 10/15/03                    Baa3       251,604                         254,317

KeyCorp Auto Grantor Trust        A3         7,240                           7,241
5.8% 7/15/00



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MBNA Master Credit Card Trust     Aaa       $ 3,000,000                     $ 3,158,940
II 6.55% 1/15/07

PNC Student Loan Trust I          Aaa        3,100,000                       3,127,610
6.314% 1/25/01

Premier Auto Trust 6% 5/6/00      Aaa        104,780                         104,877

Railcar Trust 7.75% 6/1/04        Aaa        643,930                         683,371

UFSB Grantor Trust 8.2%           Baa2       16,414                          16,424
1/10/01

TOTAL ASSET-BACKED SECURITIES                                                19,406,633
(Cost $19,097,472)

COMMERCIAL MORTGAGE
SECURITIES - 1.4%



CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       1,080,000                       1,024,650
1/17/35

Series 1998 FLI Class E,          Baa2       2,650,000                       2,575,469
6.5063% 1/10/13 (c)(e)

Equitable Life Assurance
Society of the United States
(The):

Series 174 Class B1, 7.33%        Aa2        500,000                         530,220
5/15/06 (c)

Series 1996 1 Class C1, 7.52%     A2         500,000                         529,805
5/15/06 (c)

Fannie Mae ACES REMIC             Aaa        163,241                         169,107
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10

GS Mortgage Securities Corp.      Baa3       1,000,000                       905,210
II Series 1998 GLII Class E,
7.1905% 4/13/31 (c)(e)

Morgan Stanley Capital I,
Inc. Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       1,338,000                       1,294,097

Class E, 7.35% 12/15/12           Baa3       459,000                         405,068

Nomura Asset Securities Corp.     -          128,249                         128,249
floater Series 1994 MD-II
Class A-6, 6.4845% 7/7/03 (e)

Resolution Trust Corp.:

floater Series 1994 C1 Class      AAA        2,996                           2,996
A-3, 5.6125% 6/25/26 (e)

Series 1995 C1 Class A-4B,        Aaa        40,701                          40,381
6.65% 2/25/27

Structured Asset Securities       AAA        473,013                         470,352
Corp. sequential pay Series
1996 Class A-2A, 7.75%
2/25/28

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Thirteen Affiliates of            Aaa       $ 1,500,000                     $ 1,558,665
General Growth Properties,
Inc. sequential pay Series A
2, 6.602% 12/15/10 (c)

Wells Fargo Capital Markets       Aaa        1,122,540                       1,134,742
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE                                                    10,769,011
SECURITIES
(Cost $10,880,870)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 1.6%



British Columbia Province         Aa2        500,000                         530,750
yankee 7% 1/15/03 (f)

Manitoba Province yankee          Aa3        500,000                         529,485
6.75% 3/1/03 (f)

Quebec Province:

yankee 7.125% 2/9/24 (f)          A2         250,000                         272,980

yankee 7.5% 7/15/23 (f)           A2         8,550,000                       9,732,551

7% 1/30/07 (f)                    A2         1,000,000                       1,080,010

TOTAL FOREIGN GOVERNMENT AND                                                 12,145,776
GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,798,801)

SUPRANATIONAL OBLIGATIONS -
0.6%



Inter American Development        Aaa        4,000,000                       4,190,080
Bank yankee 6.29% 7/16/27
(Cost $3,974,840)

CERTIFICATES OF DEPOSIT - 0.1%



Canadian Imperial Bank of         Aa3        1,000,000                       1,011,200
Commerce, New York yankee
6.2% 8/1/00 (Cost $1,001,500)



COMMERCIAL PAPER - 13.5%



ConAgra, Inc.:

6% 1/13/99                      5,000,000                       4,993,388

6% 1/13/99                      15,000,000                      14,980,163

Lehman Brothers Holdings,       26,000,000                      25,884,386
Inc. 6.5% 1/27/99

Norfolk Southern Corp.:

6.25% 1/11/99                   2,000,000                       1,997,935

6.25% 1/14/99                   16,000,000                      15,976,933

6.25% 1/14/99                   2,000,000                       1,997,117

Texas Utilities Co. 6.25%       20,000,000                      19,970,610
1/14/99



                               PRINCIPAL AMOUNT                VALUE (NOTE 1)

Textron, Inc.:

6.15% 1/8/99                   $ 12,000,000                    $ 11,992,786

6.15% 1/11/99                   4,000,000                       3,995,792

TOTAL COMMERCIAL PAPER                                          101,789,110
(Cost $101,709,820)


CASH EQUIVALENTS - 7.4%

                           MATURITY AMOUNT

Investments in repurchase   55,978,009                      55,945,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.31%,
dated 12/31/98 due 1/4/99
(Cost $55,945,000)

TOTAL INVESTMENT IN                         $ 753,367,066
SECURITIES - 100%
(Cost $745,143,743)

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,024,039 or 5.8% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis
(see Note 2 of Notes to Financial Statements).

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        57.5%  AAA, AA, A    57.5%

Baa               19.1%  BBB           18.7%

Ba                1.5%   BB            1.7%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0%.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,453,826,478 and $1,065,028,278, respectively, of which long-term U.S. government and government agency obligations aggregated $1,134,241,050 and $984,230,991, respectively (see Note 3 of Notes to Financial Statements).

The fund participated in the interfund lending program as a lender. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $15,148,000. The weighted average interest rate was 5.48%. Interest earned from the interfund lending program amounted to $6,919 and is included in interest income on the Statement of Operations (see Note 6 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $6,212,000. The weighted average interest rate was 5.81% (see Note 8 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $745,241,880. Net unrealized appreciation aggregated $8,125,186, of which $10,417,882 related to appreciated investment securities and $2,292,696 related to depreciated investment securities.

The fund hereby designates approximately $1,292,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                  $ 753,367,066
value (including repurchase
agreements of $55,945,000)
(cost $745,143,743) -  See
accompanying schedule

Cash                                           730

Receivable for fund shares                     5,662,255
sold

Interest receivable                            6,067,110

 TOTAL ASSETS                                  765,097,161

LIABILITIES

Payable for investments         $ 89,203,037
purchased  on a delayed
delivery basis

Payable for fund shares          723,516
redeemed

Accrued management fee           239,393

Other payables and accrued       118,437
expenses

 TOTAL LIABILITIES                             90,284,383

NET ASSETS                                    $ 674,812,778

Net Assets consist of:

Paid in capital                               $ 629,601,921

Undistributed net investment                   27,875,128
income

Accumulated undistributed net                  9,112,406
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    8,223,323
(depreciation) on investments

NET ASSETS, for 52,078,452                    $ 674,812,778
shares outstanding

NET ASSET VALUE, offering                      $12.96
price and redemption price
per share ($674,812,778
(divided by) 52,078,452
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                            $ 30,719,505
Interest

EXPENSES

Management fee                  $ 2,076,505

Transfer agent fees              348,100

Accounting fees and expenses     184,025

Non-interested trustees'         1,585
compensation

Custodian fees and expenses      33,045

Registration fees                761

Audit                            45,171

Legal                            3,841

Interest                         1,003

Miscellaneous                    47,494

 Total expenses before           2,741,530
reductions

 Expense reductions              (3,846)      2,737,684

NET INVESTMENT INCOME                         27,981,821

REALIZED AND UNREALIZED GAIN                  9,192,419
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                      2,632,039
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               11,824,458

NET INCREASE (DECREASE) IN                   $ 39,806,279
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION

 Expense reductions                          $ 3,846
Custodian credits



STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment        $ 27,981,821                  $ 16,674,247
income

 Net realized gain (loss)         9,192,419                     3,703,820

 Change in net unrealized         2,632,039                     3,255,290
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       39,806,279                    23,633,357
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (16,958,571)                  (13,381,760)
From net investment income

 From net realized gain           (2,012,034)                   -

 TOTAL DISTRIBUTIONS              (18,970,605)                  (13,381,760)

Share transactions Net            501,565,840                   155,252,643
proceeds from sales of shares

 Reinvestment of distributions    18,970,605                    13,381,760

 Cost of shares redeemed          (191,084,324)                 (82,954,820)

 NET INCREASE (DECREASE) IN       329,452,121                   85,679,583
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       350,287,795                   95,931,180
IN NET ASSETS

NET ASSETS

 Beginning of period              324,524,983                   228,593,803

 End of period (including        $ 674,812,778                 $ 324,524,983
undistributed net investment
income of $27,875,128 and
$16,682,637, respectively)

OTHER INFORMATION
Shares

 Sold                             39,825,938                    12,893,400

 Issued in reinvestment of        1,576,941                     1,151,614
distributions

 Redeemed                         (15,158,174)                  (6,885,603)

 Net increase (decrease)          26,244,705                    7,159,411

SEE ACCOMPANYING NOTES WHICH
ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997       1996       1995       1994

Net asset value, beginning of    $ 12.560                  $ 12.240   $ 12.480   $ 11.020   $ 11.480
period

Income from Investment            .725 B                    .759 B     .670       .320       .733
Operations Net investment
income

 Net realized and unrealized      .335                      .291       (.290)     1.530      (1.163)
gain (loss)

 Total from investment            1.060                     1.050      .380       1.850      (.430)
operations

Less Distributions

 From net investment income       (.590)                    (.730)     (.620)     (.390)     -

 From net realized gain           (.070)                    -          -          -          (.010)

 In excess of net realized        -                         -          -          -          (.020)
gain

 Total distributions              (.660)                    (.730)     (.620)     (.390)     (.030)

Net asset value, end of period   $ 12.960                  $ 12.560   $ 12.240   $ 12.480   $ 11.020

TOTAL RETURN A                    8.85%                     9.06%      3.19%      17.32%     (3.76)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 674,813                 $ 324,525  $ 228,594  $ 181,546  $ 111,381
(000 omitted)

Ratio of expenses to average      .57%                      .58%       .58%       .59%       .67%
net assets

Ratio of net investment           5.85%                     6.34%      6.49%      6.53%      6.53%
income to average net assets

Portfolio turnover rate           239%                      191%       81%        182%       143%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: HIGH INCOME - "INITIAL  -4.33%       8.80%         11.08%
CLASS"

ML High Yield Master         3.66%        9.01%         11.08%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER 10 YEARS
             VIP High Income             ML High Yield Master
             00152                       ML002
  1988/12/31      10000.00                    10000.00
  1989/01/31      10240.31                    10149.97
  1989/02/28      10290.68                    10218.17
  1989/03/31      10158.45                    10209.08
  1989/04/30      10045.94                    10239.21
  1989/05/31      10231.56                    10427.71
  1989/06/30      10524.61                    10575.45
  1989/07/31      10455.32                    10625.53
  1989/08/31      10394.68                    10678.02
  1989/09/30      10030.97                    10576.36
  1989/10/31       9600.93                    10409.07
  1989/11/30       9609.02                    10432.40
  1989/12/31       9582.68                    10422.97
  1990/01/31       9370.86                    10219.26
  1990/02/28       9226.57                    10070.44
  1990/03/31       9129.22                    10206.57
  1990/04/30       9156.26                    10258.42
  1990/05/31       9344.40                    10443.72
  1990/06/30       9491.59                    10646.06
  1990/07/31       9638.20                    10871.03
  1990/08/31       9476.97                    10454.87
  1990/09/30       9252.25                    10000.17
  1990/10/31       9027.74                     9745.69
  1990/11/30       9239.49                     9828.25
  1990/12/31       9368.69                     9969.87
  1991/01/31       9567.46                    10110.80
  1991/02/28      10097.51                    10861.26
  1991/03/31      10455.30                    11328.25
  1991/04/30      10826.33                    11731.66
  1991/05/31      10985.35                    11788.95
  1991/06/30      11223.87                    12026.11
  1991/07/31      11647.92                    12314.26
  1991/08/31      11806.93                    12573.08
  1991/09/30      12071.96                    12733.22
  1991/10/31      12482.75                    13111.60
  1991/11/30      12588.76                    13263.05
  1991/12/31      12655.02                    13417.13
  1992/01/31      13330.84                    13886.24
  1992/02/29      13814.85                    14231.11
  1992/03/31      14261.42                    14429.67
  1992/04/30      14362.26                    14534.70
  1992/05/31      14535.12                    14766.53
  1992/06/30      14693.58                    14950.00
  1992/07/31      14981.69                    15252.91
  1992/08/31      15298.61                    15454.84
  1992/09/30      15457.08                    15630.94
  1992/10/31      15226.59                    15433.52
  1992/11/30      15413.86                    15652.09
  1992/12/31      15586.72                    15853.63
  1993/01/31      16004.48                    16244.00
  1993/02/28      16277.49                    16551.48
  1993/03/31      16653.12                    16838.43
  1993/04/30      16762.68                    16959.30
  1993/05/31      17013.10                    17187.59
  1993/06/30      17451.34                    17510.51
  1993/07/31      17623.51                    17698.72
  1993/08/31      17811.33                    17867.44
  1993/09/30      17873.93                    17955.60
  1993/10/31      18296.52                    18293.84
  1993/11/30      18468.69                    18393.89
  1993/12/31      18766.06                    18577.82
  1994/01/31      19392.12                    18984.95
  1994/02/28      19368.87                    18848.42
  1994/03/31      18716.38                    18234.20
  1994/04/30      18527.49                    18021.12
  1994/05/31      18561.84                    17956.91
  1994/06/30      18493.15                    18023.01
  1994/07/31      18561.84                    18149.70
  1994/08/31      18561.84                    18275.77
  1994/09/30      18699.20                    18268.85
  1994/10/31      18527.49                    18315.28
  1994/11/30      18372.96                    18159.48
  1994/12/31      18458.81                    18361.47
  1995/01/31      18664.86                    18620.92
  1995/02/28      19305.47                    19201.92
  1995/03/31      19545.87                    19469.15
  1995/04/30      20119.11                    19924.99
  1995/05/31      20636.88                    20547.49
  1995/06/30      20692.36                    20704.43
  1995/07/31      21191.64                    20941.13
  1995/08/31      21358.07                    21068.22
  1995/09/30      21709.41                    21309.27
  1995/10/31      21912.82                    21460.32
  1995/11/30      22023.77                    21669.80
  1995/12/31      22282.66                    22017.64
  1996/01/31      22800.43                    22365.37
  1996/02/29      23177.02                    22399.05
  1996/03/31      23116.13                    22338.21
  1996/04/30      23461.15                    22348.33
  1996/05/31      23785.87                    22509.51
  1996/06/30      23907.64                    22644.72
  1996/07/31      23826.46                    22798.46
  1996/08/31      24171.48                    23033.90
  1996/09/30      24881.81                    23528.10
  1996/10/31      24800.63                    23785.95
  1996/11/30      25064.46                    24266.84
  1996/12/31      25409.48                    24453.57
  1997/01/31      25754.50                    24641.50
  1997/02/28      26221.65                    24987.16
  1997/03/31      25407.04                    24709.65
  1997/04/30      25803.33                    24990.88
  1997/05/31      26882.14                    25488.12
  1997/06/30      27366.51                    25882.67
  1997/07/31      28357.25                    26503.80
  1997/08/31      28599.43                    26444.17
  1997/09/30      29612.19                    26895.66
  1997/10/31      29347.99                    27074.16
  1997/11/30      29568.15                    27316.63
  1997/12/31      29898.40                    27589.75
  1998/01/31      30580.91                    27993.91
  1998/02/28      30812.25                    28116.20
  1998/03/31      31457.27                    28358.50
  1998/04/30      31581.31                    28493.20
  1998/05/31      31358.04                    28677.53
  1998/06/30      31333.23                    28833.67
  1998/07/31      31506.89                    28998.10
  1998/08/31      27611.94                    27746.80
  1998/09/30      27339.05                    27802.15
  1998/10/31      26594.79                    27338.36
  1998/11/30      28777.94                    28590.85
  1998/12/31      28604.28                    28600.34
IMATRL PRASUN   SHR__CHT 19981231 19990111 120454 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: High Income Portfolio on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $28,604 - a 186.04% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,600 - a 186.00% increase.

INVESTMENT SUMMARY

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1998

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS
EQUIVALENTS)

Nextel Communications, Inc.     3.6

CSC Holdings, Inc.              2.7

Millicom International          2.5
Cellular SA

NEXTLINK Communications, Inc.   2.4

NTL, Inc.                       2.2

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

UTILITIES                       26.8

MEDIA & LEISURE                 25.8

BASIC INDUSTRIES                6.3

TECHNOLOGY                      5.6

RETAIL & WHOLESALE              4.8

QUALITY DIVERSIFICATION AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Aaa, Aa, A                      0.0

Baa                             0.2

Ba                              6.6

B                               46.5

Caa, Ca, C                      15.5

Not Rated                       8.2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1998 ACCOUNT FOR 8.2% OF THE FUND'S INVESTMENTS.

VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: HIGH INCOME - SERVICE  -4.34%       8.78%         11.07%
CLASS

ML High Yield Master        3.66%        9.01%         11.08%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
You can compare the fund's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER 10 YEARS
             VIP High Income -  CL S     ML High Yield Master
             00492                       ML002
  1988/12/31      10000.00                    10000.00
  1989/01/31      10240.31                    10149.97
  1989/02/28      10290.68                    10218.17
  1989/03/31      10158.45                    10209.08
  1989/04/30      10045.94                    10239.21
  1989/05/31      10231.56                    10427.71
  1989/06/30      10524.61                    10575.45
  1989/07/31      10455.32                    10625.53
  1989/08/31      10394.68                    10678.02
  1989/09/30      10030.97                    10576.36
  1989/10/31       9600.93                    10409.07
  1989/11/30       9609.02                    10432.40
  1989/12/31       9582.68                    10422.97
  1990/01/31       9370.86                    10219.26
  1990/02/28       9226.57                    10070.44
  1990/03/31       9129.22                    10206.57
  1990/04/30       9156.26                    10258.42
  1990/05/31       9344.40                    10443.72
  1990/06/30       9491.59                    10646.06
  1990/07/31       9638.20                    10871.03
  1990/08/31       9476.97                    10454.87
  1990/09/30       9252.25                    10000.17
  1990/10/31       9027.74                     9745.69
  1990/11/30       9239.49                     9828.25
  1990/12/31       9368.69                     9969.87
  1991/01/31       9567.46                    10110.80
  1991/02/28      10097.51                    10861.26
  1991/03/31      10455.30                    11328.25
  1991/04/30      10826.33                    11731.66
  1991/05/31      10985.35                    11788.95
  1991/06/30      11223.87                    12026.11
  1991/07/31      11647.92                    12314.26
  1991/08/31      11806.93                    12573.08
  1991/09/30      12071.96                    12733.22
  1991/10/31      12482.75                    13111.60
  1991/11/30      12588.76                    13263.05
  1991/12/31      12655.02                    13417.13
  1992/01/31      13330.84                    13886.24
  1992/02/29      13814.85                    14231.11
  1992/03/31      14261.42                    14429.67
  1992/04/30      14362.26                    14534.70
  1992/05/31      14535.12                    14766.53
  1992/06/30      14693.58                    14950.00
  1992/07/31      14981.69                    15252.91
  1992/08/31      15298.61                    15454.84
  1992/09/30      15457.08                    15630.94
  1992/10/31      15226.59                    15433.52
  1992/11/30      15413.86                    15652.09
  1992/12/31      15586.72                    15853.63
  1993/01/31      16004.48                    16244.00
  1993/02/28      16277.49                    16551.48
  1993/03/31      16653.12                    16838.43
  1993/04/30      16762.68                    16959.30
  1993/05/31      17013.10                    17187.59
  1993/06/30      17451.34                    17510.51
  1993/07/31      17623.51                    17698.72
  1993/08/31      17811.33                    17867.44
  1993/09/30      17873.93                    17955.60
  1993/10/31      18296.52                    18293.84
  1993/11/30      18468.69                    18393.89
  1993/12/31      18766.06                    18577.82
  1994/01/31      19392.12                    18984.95
  1994/02/28      19368.87                    18848.42
  1994/03/31      18716.38                    18234.20
  1994/04/30      18527.49                    18021.12
  1994/05/31      18561.84                    17956.91
  1994/06/30      18493.15                    18023.01
  1994/07/31      18561.84                    18149.70
  1994/08/31      18561.84                    18275.77
  1994/09/30      18699.20                    18268.85
  1994/10/31      18527.49                    18315.28
  1994/11/30      18372.96                    18159.48
  1994/12/31      18458.81                    18361.47
  1995/01/31      18664.86                    18620.92
  1995/02/28      19305.47                    19201.92
  1995/03/31      19545.87                    19469.15
  1995/04/30      20119.11                    19924.99
  1995/05/31      20636.88                    20547.49
  1995/06/30      20692.36                    20704.43
  1995/07/31      21191.64                    20941.13
  1995/08/31      21358.07                    21068.22
  1995/09/30      21709.41                    21309.27
  1995/10/31      21912.82                    21460.32
  1995/11/30      22023.77                    21669.80
  1995/12/31      22282.66                    22017.64
  1996/01/31      22800.43                    22365.37
  1996/02/29      23177.02                    22399.05
  1996/03/31      23116.13                    22338.21
  1996/04/30      23461.15                    22348.33
  1996/05/31      23785.87                    22509.51
  1996/06/30      23907.64                    22644.72
  1996/07/31      23826.46                    22798.46
  1996/08/31      24171.48                    23033.90
  1996/09/30      24881.81                    23528.10
  1996/10/31      24800.63                    23785.95
  1996/11/30      25064.46                    24266.84
  1996/12/31      25409.48                    24453.57
  1997/01/31      25754.50                    24641.50
  1997/02/28      26221.65                    24987.16
  1997/03/31      25407.04                    24709.65
  1997/04/30      25803.33                    24990.88
  1997/05/31      26882.14                    25488.12
  1997/06/30      27366.51                    25882.67
  1997/07/31      28357.25                    26503.80
  1997/08/31      28599.43                    26444.17
  1997/09/30      29612.19                    26895.66
  1997/10/31      29347.99                    27074.16
  1997/11/30      29546.14                    27316.63
  1997/12/31      29876.39                    27589.75
  1998/01/31      30580.91                    27993.91
  1998/02/28      30787.44                    28116.20
  1998/03/31      31457.27                    28358.50
  1998/04/30      31581.31                    28493.20
  1998/05/31      31333.23                    28677.53
  1998/06/30      31308.42                    28833.67
  1998/07/31      31482.08                    28998.10
  1998/08/31      27587.13                    27746.80
  1998/09/30      27314.24                    27802.15
  1998/10/31      26569.98                    27338.36
  1998/11/30      28728.33                    28590.85
  1998/12/31      28579.48                    28600.34
IMATRL PRASUN   SHR__CHT 19981231 19990129 132357 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: High Income Portfolio - Service Class on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $28,579 - a 185.79% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,600 - a 186.00% increase.

INVESTMENT SUMMARY

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1998

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS
EQUIVALENTS)

Nextel Communications, Inc.     3.6

CSC Holdings, Inc.              2.7

Millicom International          2.5
Cellular SA

NEXTLINK Communications, Inc.   2.4

NTL, Inc.                       2.2

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

UTILITIES                       26.8

MEDIA & LEISURE                 25.8

BASIC INDUSTRIES                6.3

TECHNOLOGY                      5.6

RETAIL & WHOLESALE              4.8

QUALITY DIVERSIFICATION AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Aaa, Aa, A                      0.0

Baa                             0.2

Ba                              6.6

B                               46.5

Caa, Ca, C                      15.5

Not Rated                       8.2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1998 ACCOUNT FOR 8.2% OF THE FUND'S INVESTMENTS.

VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Barry Coffman)

An interview with Barry Coffman, Portfolio Manager of High Income
Portfolio

Q. HOW DID THE FUND PERFORM, BARRY?

A. For the 12-month period that ended December 31, 1998, the fund lagged the 3.66% return of its benchmark - the Merrill Lynch High
Yield Master Index.

Q. WHY DID THE FUND LAG ITS BENCHMARK?

A. The fund's lag can be attributed to two main factors. First, the fund had a large weighting - relative to the index - in bonds that carried a credit rating of B, which are the lower-quality securities in the high-yield market. After outpacing their higher-quality counterparts through July, a global flight to quality caused lower-rated securities to underperform from August through the end of the year. Turbulence across world markets sparked a search for the safety and liquidity of U.S. Treasury bonds and prompted investors to shun stocks and riskier types of bonds. The deepening investor gloom had a disproportionately negative effect on high-yield bonds, with lower-quality securities suffering the biggest losses. Another reason that the fund lagged was its relatively large stake in zero coupon bonds. These securities make no interest payments, but instead are sold at a discount to their face value and provide returns by gradually appreciating to that face value. For a variety of technical and fundamental reasons - including the fact that they are not as liquid, or easily traded - zeros lagged bonds that pay interest during the high-yield market's downturn that began in August.

Q. HOW DID THE FUND'S TELECOMMUNICATIONS HOLDINGS - INCLUDING CELLULAR AND TELEPHONE SERVICES COMPANIES - PERFORM AGAINST THIS BACKDROP?

A. Most of the fund's telecommunications companies themselves continued to perform well from a fundamental perspective, although their high-yield securities underperformed. Because many telecommunications companies are high-growth, capital-intensive companies, they tend to be large issuers of lower-rated securities that do not pay current interest - including zero coupon bonds and payment-in-kind preferred stocks, and they were hurt disproportionately during the last half of 1998 as a result. In addition, some market participants worried that, given the difficult market environment, telecommunications companies would have difficulty raising the additional capital needed to fund their future growth. Despite the fact that the last several months of 1998 proved to be a somewhat rocky time for them, I continued to hold onto most of the fund's telecommunications investments such as Nextel, Millicom and NEXTLINK. I believe that the emerging telecommunications companies held by the fund will continue to experience healthy growth because the demand for their services should remain healthy even with slower economic growth. Furthermore, the majority of the fund's emerging telecommunications companies were very aggressive in raising capital when the market was strong, and they have raised sufficient capital to fund their business plans well into the year 2000.

Q. WERE THERE DISAPPOINTMENTS OUTSIDE THE TELECOMMUNICATIONS SECTOR DURING THE YEAR?

A. In the first half of the year, Renaissance Cosmetics proved to be a disappointment, due to the combination of a weak environment for mass-market fragrances and a badly timed acquisition. More recently, securities issued by Cellnet Data Systems, a wireless data communications company, declined when the company disappointed investors with news that it wasn't adding customers as quickly as it had originally forecast and with concerns over its ability to raise capital.

Q. WHAT WERE SOME BRIGHT SPOTS FOR THE FUND?

A. The fund's cable company holdings performed well during the period in large part because the value of cable companies was highlighted by AT&T's acquisition of TCI and Microsoft's investment in Comcast. Thanks to that development, and its own continued strong operations, Cablevision performed quite well throughout the entire year. Our preferred-stock holdings in Time Warner also performed well when they were redeemed by the company at a profit to the fund. A wave of industry consolidation also boosted many of our supermarket holdings, most specifically Pathmark and Fred Meyer.

Q. WHAT'S YOUR OUTLOOK FOR THE HIGH-YIELD MARKET?

A. Barring a U.S. recession, which I don't foresee in the near term, high-yield bonds could post decent performance in 1999. As a result of the high-yield market's downturn in the last months of 1998, high-yield bonds are priced quite attractively against a backdrop of slow but steady economic growth. In addition, I believe that the high-yield market could benefit from more merger and acquisition activity next year.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark) FUND FACTS

GOAL: to seek high current income by
investing primarily in all types of
income-producing debt securities

START DATE: September 19, 1985

SIZE: as of December 31, 1998, more than $2.4 billion

MANAGER: Barry Coffman, since 1990; joined
Fidelity in 1986

VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 76.3%

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

CONVERTIBLE BONDS - 0.9%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Cymer, Inc. 3.5% 8/6/04 (c)       -         $ 3,940,000                       $ 2,890,975

MEDIA & LEISURE - 0.4%

LODGING & GAMING - 0.4%

Signature Resorts, Inc. 5.75%     Caa1       13,355,000                        9,682,375
1/15/07

RETAIL & WHOLESALE - 0.4%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

Corporate Express, Inc. 4.5%      B3         10,000,000                        8,400,000
7/1/00

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc.      -          630,000                           541,800
0% 12/15/05 (b)(d)

TOTAL CONVERTIBLE BONDS                                                        21,515,150

NONCONVERTIBLE BONDS - 75.4%

AEROSPACE & DEFENSE - 0.2%

SHIP BUILDING & REPAIR - 0.2%

Newport News Shipbuilding,        B1         4,650,000                         4,917,375
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 6.0%

CHEMICALS & PLASTICS - 1.7%

Huntsman Corp.:

9.5% 7/1/07 (d)                   B2         26,470,000                        26,403,825

9.5% 7/1/07 (d)                   -          7,100,000                         7,082,250

Koppers Industries, Inc.          B2         7,745,000                         7,512,650
9.875% 12/1/07

                                                                               40,998,725

IRON & STEEL - 0.9%

GS Technologies Operating,        B2         3,490,000                         2,338,300
Inc. 12.25% 10/1/05

Neenah Corp. 11.125% 5/1/07       B3         7,490,000                         7,695,975
(d)

WHX Corp. 10.5% 4/15/05           B3         13,650,000                        12,421,500

                                                                               22,455,775

METALS & MINING - 1.2%

Doe Run Resources Corp.:

11.25% 3/15/05                    B3         1,680,000                         1,360,800

11.6963% 3/15/03 (e)              B3         3,880,000                         3,065,200

Interlake Corp. 12.125% 3/1/02    B3         12,265,000                        12,510,300



MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Kaiser Aluminum & Chemical
Corp.:

Series B 10.875% 10/15/06         B1        $ 270,000                         $ 272,700

Series D 10.875% 10/15/06         B1         3,680,000                         3,716,800

12.75% 2/1/03                     B2         8,870,000                         8,670,425

                                                                               29,596,225

PAPER & FOREST PRODUCTS - 2.2%

Advance Agro PCL 13% 11/15/07     B3         1,250,000                         1,012,500
(d)

Ainsworth Lumber Co. Ltd.         B3         3,730,000                         3,683,375
12.5% 7/15/07  pay-in-kind

APP Finance II Mauritius Ltd.     Caa        11,785,000                        6,128,200
12% 3/15/04

Container Corp. of America        B2         1,690,000                         1,711,125
gtd. 9.75% 4/1/03

Doman Industries Ltd. yankee      B1         3,730,000                         2,797,500
8.75% 3/15/04

Indah Kiat Finance  Mauritius     Caa1       8,320,000                         4,492,800
Ltd.  10% 7/1/07

Indah Kiat International          Caa1       1,700,000                         1,122,000
Finance Co. BV 12.5% 6/15/06

Mail-Well Corp. 10.5% 2/15/04     B+         1,640,000                         1,681,000

Millar Western Forest             B3         12,935,000                        9,571,900
Products Ltd. 9.875% 5/15/08

Pindo Deli Finance Mauritius      Caa1       3,740,000                         1,870,000
Ltd. 10.25% 10/1/02

Stone Container Corp.:

10.75% 10/1/02                    B1         6,965,000                         7,173,950

12.58% 8/1/16 (e)                 B2         1,150,000                         1,219,000

Tembec Finance Corp. yankee       Ba3        4,865,000                         5,083,925
9.875% 9/30/05

Tjiwi Kimia Finance Mauritius     Caa1       4,500,000                         2,385,000
Ltd. 10% 8/1/04

Tjiwi Kimia International         Caa1       4,500,000                         2,970,000
Finance Co. 13.25% 8/1/01

                                                                               52,902,275

TOTAL BASIC INDUSTRIES                                                         145,953,000

CONSTRUCTION & REAL ESTATE -
1.4%

BUILDING MATERIALS - 0.7%

American Standard  Cos., Inc.:

7.375% 2/1/08                     Ba3        3,270,000                         3,278,175

7.625% 2/15/10                    Ba3        1,400,000                         1,403,500

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

BUILDING MATERIALS - CONTINUED

International Utility             Caa1      $ 7,000,000                       $ 6,580,000
Structures, Inc. 10.75%
2/1/08

Schuff Steel Co. 10.5% 6/1/08     B3         5,850,000                         5,089,500

                                                                               16,351,175

REAL ESTATE - 0.5%

LNR Property Corp. 9.375%         B1         14,395,000                        13,819,200
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Ocwen Asset Investment Corp.      -          5,520,000                         4,250,400
11.5% 7/1/05 (d)

TOTAL CONSTRUCTION & REAL                                                      34,420,775
ESTATE

DURABLES - 2.7%

AUTOS, TIRES, & ACCESSORIES -
1.2%

Blue Bird Body Co. 10.75%         B2         4,475,000                         4,609,250
11/15/06

Breed Technologies, Inc.          B3         9,800,000                         8,575,000
9.25% 4/15/08 (d)

Federal-Mogul Corp. 7.875%        Ba2        2,800,000                         2,864,680
7/1/10

Morris Material Handling,         B2         16,280,000                        12,047,200
Inc. 9.5% 4/1/08

                                                                               28,096,130

HOME FURNISHINGS - 0.2%

Omega Cabinets Ltd. 10.5%         B3         5,060,000                         4,971,450
6/15/07

TEXTILES & APPAREL - 1.3%

Cluett American Corp. 10.125%     B3         4,210,000                         3,978,450
5/15/08

Nine West Group, Inc. 8.375%      Ba2        220,000                           213,400
8/15/05

Polymer Group, Inc.  9% 7/1/07    B2         9,060,000                         8,969,400

Synthetic Industries, Inc.        B2         11,770,000                        12,005,400
9.25% 2/15/07

Worldtex, Inc. 9.625% 12/15/07    B1         8,905,000                         7,747,350

                                                                               32,914,000

TOTAL DURABLES                                                                 65,981,580

ENERGY - 4.0%

COAL - 0.7%

P&L Coal Holdings Corp.:

8.875% 5/15/08                    Ba3        2,560,000                         2,611,200

9.625% 5/15/08                    B2         13,290,000                        13,522,575

                                                                               16,133,775



MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

ENERGY SERVICES - 1.0%

Bayard Drilling Technologies,     B2        $ 2,490,000                       $ 2,739,000
Inc. 11% 6/30/05

DI Industries, Inc. 8.875%        B1         2,655,000                         1,924,875
7/1/07

Grey Wolf, Inc. 8.875% 7/1/07     B1         3,000,000                         2,175,000

Ocean Rig Norway AS 10.25%        B3         8,100,000                         6,318,000
6/1/08

Pride Petroleum Services,         Ba3        7,020,000                         6,528,600
Inc. 9.375% 5/1/07

R&B Falcon Corp. 9.5%             Ba1        5,800,000                         5,800,000
12/15/08 (d)

                                                                               25,485,475

OIL & GAS - 2.3%

Belco Oil & Gas Corp. 8.875%      B1         950,000                           859,750
9/15/07

Canadian Forest Oil Ltd.          B2         7,110,000                         6,327,900
8.75% 9/15/07

Chesapeake Energy Corp.           B3         9,960,000                         7,470,000
9.625% 5/1/05

Cross Timbers Oil Co. 9.25%       B2         530,000                           490,250
4/1/07

Great Lakes Carbon Corp.:

 0% 5/15/09 (b)                   Caa1       11,115,000                        5,668,650

 10.25% 5/15/08 pay-in-kind       B3         4,950,000                         4,987,125

HS Resources, Inc. 9.25%          B2         530,000                           503,500
11/15/06

Hurricane Hydrocarbons Ltd.       Caa2       4,680,000                         2,340,000
11.75% 11/1/04 (d)

Ocean Energy, Inc.:

8.375% 7/1/08                     B1         8,450,000                         7,900,750

10.375% 10/15/05                  B2         1,280,000                         1,321,600

Plains Resources, Inc.:

Series D, 10.25% 3/15/06          B2         2,770,000                         2,797,700

10.25% 3/15/06                    B2         8,140,000                         8,221,400

Seven Seas Petroleum, Inc.        Caa1       4,210,000                         2,105,000
12.5% 5/15/05

Southwest Royalties, Inc.         Caa2       1,630,000                         733,500
10.5% 10/15/04

Vintage Petroleum, Inc. 9%        B1         4,580,000                         4,488,400
12/15/05

                                                                               56,215,525

TOTAL ENERGY                                                                   97,834,775

FINANCE - 2.4%

CREDIT & OTHER FINANCE - 2.4%

Anthony Crane Rentals             B3         6,290,000                         6,006,950
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08 (d)

Arcadia Financial Ltd. 11.5%      B2         6,630,000                         4,972,500
3/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

ContiFinancial Corp. 8.125%       B1        $ 2,410,000                       $ 1,638,800
4/1/08

Delta Financial Corp. 9.5%        B3         1,170,000                         982,800
8/1/04

Imperial Credit Capital Trust     B2         4,870,000                         3,701,200
I 10.25% 6/14/02

Imperial Credit Industries        B2         17,470,000                        13,451,900
9.875% 1/15/07

Macsaver Financial Services,      Ba1        630,000                           453,600
Inc. 7.6% 8/1/07

Ocwen Capital Trust 10.875%       B2         6,520,000                         5,216,000
8/1/27

Olympic Financial Ltd. 11.5%      B2         6,250,000                         4,687,500
3/15/07

ORBCOMM Global LP/ORBCOMM         B3         7,121,000                         7,334,630
Capital Co. 14% 8/15/04

Time Warner Telecom LLC/Time      B2         8,840,000                         9,083,100
Warner Telecom, Inc. 9.75%
7/15/08

                                                                               57,528,980

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP 14% 6/10/02 (d)      -          73,430                            73,246

TOTAL FINANCE                                                                  57,602,226

HEALTH - 2.1%

MEDICAL EQUIPMENT & SUPPLIES
- 0.5%

Graham-Field Health Products,     Caa1       1,730,000                         1,141,800
Inc. 9.75% 8/15/07

Wright Medical Technology,        Caa3       18,650,000                        9,791,250
Inc. 11.75% 7/1/00 (e)

                                                                               10,933,050

MEDICAL FACILITIES MANAGEMENT
- 1.6%

Fountain View, Inc. 11.25%        Caa1       7,330,000                         6,377,100
4/15/08

Harborside Healthcare Corp.       B3         10,250,000                        4,971,250
0% 8/1/08 (b)

Oxford Health Plans, Inc. 11%     Caa1       11,100,000                        10,434,000
5/15/05 (d)

Tenet Healthcare Corp. 8.125%     Ba3        16,160,000                        16,564,000
12/1/08 (d)

                                                                               38,346,350

TOTAL HEALTH                                                                   49,279,400



MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 1.7%

Advanced Lighting                 B2        $ 5,330,000                       $ 4,823,650
Technologies, Inc. 8%
3/15/08 (d)

Motors & Gears, Inc. 10.75%       B3         30,540,000                        31,303,500
11/15/06

Telex Communications, Inc.        B2         7,490,000                         6,591,200
10.5% 5/1/07

                                                                               42,718,350

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Bucyrus International, Inc.       B1         170,000                           141,950
9.75% 9/15/07

Continental Global Group,         B2         2,320,000                         1,983,600
Inc. 11% 4/1/07

Thermadyne Holdings Corp. 0%      Caa1       11,470,000                        5,046,800
6/1/08 (b)

Thermadyne Manufacturing LLC      B3         5,460,000                         4,968,600
9.875% 6/1/08

                                                                               12,140,950

POLLUTION CONTROL - 1.4%

Allied Waste North America,
Inc.:

7.625% 1/1/06 (d)                 Ba2        6,680,000                         6,763,500

7.875% 1/1/09 (d)                 Ba2        10,620,000                        10,752,750

Envirosource, Inc.  9.75%         B3         17,476,000                        15,815,780
6/15/03

                                                                               33,332,030

TOTAL INDUSTRIAL MACHINERY &                                                   88,191,330
EQUIPMENT

MEDIA & LEISURE - 21.1%

BROADCASTING - 13.6%

ACME Television LLC/ACME          B3         13,470,000                        10,742,325
Financial Corp. 0% 9/30/04
(b)

Adelphia Communications Corp.:

9.5% 2/15/04 pay-in-kind          B2         14,541,518                        14,867,103

9.875% 3/1/05                     B2         1,000,000                         1,090,000

9.875% 3/1/07                     B2         1,000,000                         1,105,000

American Mobile Satellite         -          4,180,000                         2,591,600
Corp. 12.25% 4/1/08

Ascent Entertainment Group,       B3         16,195,000                        9,717,000
Inc. 0% 12/15/04 (b)

CapStar Broadcasting              B3         3,200,000                         2,624,000
Partners, Inc. 0% 2/1/09 (b)

Chancellor Media Corp.:

8% 11/1/08 (d)                    Ba2        10,990,000                        11,209,800

9% 10/1/08 (d)                    B1         5,865,000                         6,172,913

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

CSC Holdings, Inc.:

9.25% 11/1/05                     B1        $ 1,250,000                       $ 1,337,500

9.875% 5/15/06                    B1         4,000,000                         4,380,000

Echostar Satellite                B3         2,810,000                         2,810,000
Broadcasting Corp. 0%
3/15/04 (b)

International Cabletel, Inc.      B3         24,365,000                        19,735,650
0% 2/1/06 (b)

Iridium Operating LLC/Iridium
 Capital Corp.:

10.875% 7/15/05                   B3         25,100,000                        21,335,000

11.25% 7/15/05                    B3         13,790,000                        11,859,400

Metromedia Fiber Network,         B2         14,040,000                        14,426,100
Inc. 10% 11/15/08 (d)

NTL, Inc.:

0% 4/1/08 (b)                     B3         48,485,000                        29,939,488

10% 2/15/07                       B3         13,370,000                        13,771,100

11.5% 10/1/08 (d)                 B3         8,980,000                         9,653,500

Olympus Communications            B1         9,320,000                         10,252,000
LP/Olympus Capital Corp.
10.625% 11/15/06

Orbital Imaging Corp. 11.625%     -          6,895,000                         6,998,425
3/1/05

Orion Network Systems, Inc.:

0% 1/15/07 (b)                    B2         41,220,000                        25,556,400

11.25% 1/15/07                    B2         4,995,000                         4,870,125

Rogers Cablesystems Ltd.          Ba3        1,980,000                         2,187,900
yankee 10.125% 9/1/12

Satelites Mexicanos SA  de CV:

9.06% 6/30/04 (d)(e)              -          11,766,000                        10,942,380

10.125% 11/1/04                   B3         24,710,000                        19,768,000

Telewest Communications PLC       B1         4,960,000                         5,580,000
11.25% 11/1/08 (d)

Telewest PLC:

yankee 9.625% 10/1/06             B1         1,630,000                         1,695,200

0% 10/1/07 (b)                    B1         31,492,000                        26,138,360

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (b)           B2         25,545,000                        12,389,325

Series D 0% 5/15/06 (b)           B2         5,520,000                         2,677,200

United International              B3         24,710,000                        13,343,400
Holdings, Inc. 0% 2/15/08 (b)

                                                                               331,766,194

ENTERTAINMENT - 2.0%

AMC Entertainment, Inc. 9.5%      B2         8,740,000                         8,914,800
3/15/09



MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Cinemark USA, Inc.:

8.5% 8/1/08                       B2        $ 3,370,000                       $ 3,311,025

9.625% 8/1/08                     B2         5,240,000                         5,475,800

Harrahs Operating Co., Inc.       Ba2        15,000,000                        15,000,000
7.875% 12/15/05

IMAX Corp. 7.875% 12/1/05         Ba2        3,300,000                         3,333,000

Premier Parks, Inc.:

0% 4/1/08 (b)                     B3         12,660,000                        8,577,150

9.25% 4/1/06                      B3         2,640,000                         2,732,400

                                                                               47,344,175

LODGING & GAMING - 3.3%

Aladdin Gaming                    Caa2       7,920,000                         2,059,200
Holdings/Aladdin Capital
Corp. 0% 3/1/10 (b)

Circus Circus  Enterprises,
Inc.:

6.45% 2/1/06                      Baa3       1,070,000                         963,000

7% 11/15/36                       Baa3       3,060,000                         2,769,300

7.625% 7/15/13                    Ba2        4,870,000                         4,285,600

9.25% 12/1/05                     Ba2        7,560,000                         7,673,400

HMH Properties, Inc.:

7.875% 8/1/08                     Ba2        12,410,000                        12,037,700

8.45% 12/1/08                     Ba2        7,340,000                         7,340,000

KSL Recreation Group, Inc.        B3         8,640,000                         8,596,800
10.25% 5/1/07

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         14,520,000                        13,358,400

9.75% 10/1/07                     B3         19,080,000                        16,027,200

Sun International Hotels          Ba3        4,820,000                         4,964,600
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                               80,075,200

PUBLISHING - 0.7%

Big Flower Press Holdings,        B2         17,010,000                        17,180,100
Inc. 8.875% 7/1/07

RESTAURANTS - 1.5%

AFC Enterprises, Inc. 10.25%      B3         10,600,000                        11,050,500
5/15/07

Dominos, Inc. 10.375% 1/15/09     B3         5,520,000                         5,547,600
(d)

Host Marriott Travel Plazas,      Ba3        8,560,000                         8,752,600
Inc. 9.5% 5/15/05

Nebraska Restaurant, Inc.         B3         7,690,000                         7,766,900
10.75% 7/15/08

SC International Services,        B2         4,310,000                         4,326,163
Inc. Series B, 9.25% 9/1/07

                                                                               37,443,763

TOTAL MEDIA & LEISURE                                                          513,809,432

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - 0.8%

FOODS - 0.1%

Del Monte Corp. 12.25% 4/15/07    Caa1      $ 3,070,000                       $ 3,423,050

HOUSEHOLD PRODUCTS - 0.7%

AKI Holding Corp. 0% 7/1/09       Caa1       9,120,000                         3,556,800
(b)(d)

AKI, Inc. 10.5% 7/1/08 (d)        B2         2,920,000                         2,774,000

Revlon Consumer  Products
Corp.:

8.625% 2/1/08                     B3         6,230,000                         5,669,300

9% 11/1/06 (d)                    B2         4,040,000                         3,999,600

                                                                               15,999,700

TOTAL NONDURABLES                                                              19,422,750

PRECIOUS METALS - 0.1%

Centaur Mining & Exploration      B1         3,140,000                         2,857,400
Ltd. 11% 12/1/07

RETAIL & WHOLESALE - 4.2%

APPAREL STORES - 1.3%

Mothers Work, Inc. 12.625%        B3         10,140,000                        10,393,500
8/1/05

Specialty Retailers, Inc.:

8.5% 7/15/05                      Ba3        10,190,000                        8,712,450

9% 7/15/07                        B2         16,350,000                        13,080,000

                                                                               32,185,950

GROCERY STORES - 0.3%

Pathmark Stores, Inc. 9.625%      Caa1       7,550,000                         7,417,875
5/1/03

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.6%

Amazon.com, Inc. 0% 5/1/08 (b)    Caa2       40,060,000                        26,439,600

Guitar Center, Inc. 11% 7/1/06    B1         6,587,000                         6,916,350

J. Crew Group, Inc. 0%            Caa3       26,187,000                        11,784,150
10/15/08 (b)

J. Crew Operating Corp.           Caa1       9,470,000                         8,191,550
10.375% 10/15/07

Metals USA, Inc. 8.625%           B2         4,085,000                         3,829,688
2/15/08

U.S. Office Products Co.          B3         9,540,000                         6,010,200
9.75% 6/15/08

                                                                               63,171,538

TOTAL RETAIL & WHOLESALE                                                       102,775,363



MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

SERVICES - 3.6%

LEASING & RENTAL - 1.6%

AP Holdings, Inc. 0% 3/15/08      Caa2      $ 6,800,000                       $ 3,672,000
(b)

Apcoa, Inc. 9.25% 3/15/08         Caa1       14,730,000                        13,551,600

GPA Holland BV 8.94% 2/16/99      -          500,000                           502,500

Hollywood Entertainment Corp.     B3         14,260,000                        14,402,600
10.625% 8/15/04

Renters Choice, Inc. 11%          B2         7,630,000                         7,668,150
8/15/08 (d)

                                                                               39,796,850

PRINTING - 0.9%

Sullivan Graphics, Inc.           Caa1       21,340,000                        21,553,400
12.75% 8/1/05

SERVICES - 1.1%

AMRESCO, Inc. 9.875% 3/15/05      Caa3       820,000                           574,000

Coach USA, Inc. 9.375% 7/1/07     B1         550,000                           566,500

Iron Mountain, Inc. 8.75%         B3         1,955,000                         2,013,650
9/30/09

Medaphis Corp. 9.5% 2/15/05       Caa1       14,303,000                        11,013,310

SITEL Corp. 9.25% 3/15/06         B2         1,400,000                         1,204,000

Spin Cycle, Inc. 0% 5/1/05 (b)    -          23,255,000                        10,697,300

                                                                               26,068,760

TOTAL SERVICES                                                                 87,419,010

TECHNOLOGY - 3.5%

COMMUNICATIONS EQUIPMENT - 0.5%

Jordan Telecommunication
Products, Inc.:

0% 8/1/07 (b)                     B3         10,400,000                        8,008,000

9.875% 8/1/07                     B3         2,990,000                         2,990,000

                                                                               10,998,000

COMPUTER SERVICES & SOFTWARE
- 1.4%

Concentric Network Corp.          -          9,920,000                         10,118,400
12.75% 12/15/07

DecisionOne Corp. 9.75% 8/1/07    B3         6,390,000                         2,939,400

DecisionOne Holdings Corp. 0%     Caa1       12,045,000                        2,409,000
8/1/08 unit (b)

ICG Services, Inc.:

0% 2/15/08 (b)                    -          27,840,000                        14,755,200

0% 5/1/08 (b)                     -          3,030,000                         1,568,025

TeleHub Communications Corp.      -          6,000,000                         3,180,000
0% 7/31/05 unit (b)(d)

                                                                               34,970,025

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.5%

Telecommunications Techniques     B3        $ 12,980,000                      $ 12,720,400
Co. LLC 9.75% 5/15/08

ELECTRONICS - 1.1%

Communications Instruments,       B3         4,460,000                         4,292,750
Inc. 10% 9/15/04

Fairchild Semiconductor Corp.     B2         670,000                           663,300
10.125% 3/15/07

Hadco Corp. 9.5% 6/15/08          B2         13,550,000                        13,346,750

Insilco Corp. 12% 8/15/07         B3         7,380,000                         7,601,400
unit (d)

                                                                               25,904,200

TOTAL TECHNOLOGY                                                               84,592,625

TRANSPORTATION - 1.3%

AIR TRANSPORTATION - 0.8%

Atlas Air, Inc. 9.25% 4/15/08     B3         5,880,000                         5,821,200

Kitty Hawk, Inc. 9.95%            B1         13,379,000                        13,178,315
11/15/04

                                                                               18,999,515

SHIPPING - 0.5%

Amer Reefer Co. Ltd. 10.25%       B1         3,070,000                         1,934,100
3/1/08

Holt Group, Inc. 9.75%            Caa1       11,100,000                        7,659,000
1/15/06 (d)

Hvide Marine, Inc. 8.375%         B1         820,000                           656,000
2/15/08

Millenium Seacarriers, Inc.       B3         3,000,000                         2,400,000
12% 7/15/05 (d)

                                                                               12,649,100

TOTAL TRANSPORTATION                                                           31,648,615

UTILITIES - 18.4%

CELLULAR - 8.2%

Cellnet Data Systems, Inc. 0%     -          48,500,000                        10,670,000
10/1/07 (b)

Dial Call Communications,         B2         4,080,000                         3,998,400
Inc. 10.25% 12/15/05

Iridium LLC/Iridium Capital       B3         2,220,000                         2,031,300
Corp. 13% 7/15/05

McCaw International Ltd. 0%       Caa1       45,205,000                        24,410,700
4/15/07 (b)

Millicom International            Caa1       85,300,000                        59,923,244
Cellular SA 0% 6/1/06 (b)



MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Nextel  Communications, Inc.:

0% 8/15/04 (b)                    B2        $ 6,680,000                       $ 6,496,300

0% 2/15/08 (b)                    B2         38,320,000                        22,992,000

Nextel International, Inc. 0%     Caa1       19,370,000                        8,716,500
4/15/08 (b)

PageMart Nationwide, Inc. 0%      B3         9,140,000                         8,088,900
2/1/05 (b)

PageMart Wireless, Inc. 0%        Caa2       10,600,000                        4,876,000
2/1/08 (b)

Rogers Communications, Inc.       B2         18,780,000                        19,343,400
8.875% 7/15/07

Telesystem International
Wireless, Inc.:

0% 6/30/07 (b)                    Caa1       17,940,000                        7,624,500

0% 11/1/07 (b)                    Caa1       21,190,000                        7,734,350

Teligent, Inc.:

0% 3/1/08 (b)                     Caa1       16,480,000                        8,157,600

11.5% 12/1/07                     Caa1       4,380,000                         4,095,300

                                                                               199,158,494

ELECTRIC UTILITY - 0.1%

AES Corp. 10.25% 7/15/06          Ba1        1,950,000                         2,106,000

TELEPHONE SERVICES - 10.1%

Allegiance Telecom, Inc.          -          9,910,000                         9,612,700
12.875% 5/15/08

Covad Communications Group,       -          19,980,000                        10,989,000
Inc. 0% 3/15/08 (b)

Dobson Wireline Co. 12.25%        -          10,910,000                        9,764,450
6/15/08

DTI Holdings, Inc. 0% 3/1/08      -          11,740,000                        2,876,300
(b)

Firstworld Communications,        -          5,600,000                         1,680,000
Inc. 0% 4/15/08 (b)

GCI, Inc. 9.75% 8/1/07            B2         2,850,000                         2,807,250

Global TeleSystems Group,         Caa2       7,540,000                         7,012,200
Inc. 9.875% 2/15/05

GST Network Funding, Inc. 0%      -          24,190,000                        11,006,450
5/1/08 (b)(d)

GST Equipment Funding, Inc.       -          4,870,000                         5,052,625
13.25% 5/1/07

GST Telecommunications, Inc.      -          15,870,000                        14,441,700
12.75% 11/15/07

Hermes Europe Railtel BV          B3         7,350,000                         7,441,875
10.375% 1/15/09 (d)

Hyperion Telecommunications,      B3         11,800,000                        8,437,000
Inc. 0% 4/15/03 (b)

ICG Holdings, Inc. 0% 9/15/05     -          10,490,000                        8,654,250
(b)

IXC Communications, Inc. 9%       B3         14,975,000                        14,825,250
4/15/08

KMC Telecom Holdings, Inc. 0%     -          10,000,000                        4,700,000
2/15/08 (b)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Level 3 Communications, Inc.      B3        $ 17,760,000                      $ 17,604,600
9.125% 5/1/08

McLeodUSA, Inc.:

0% 3/1/07 (b)                     B2         12,709,000                        9,722,385

9.25% 7/15/07                     B2         3,590,000                         3,697,700

NEXTLINK Communications LLC       B3         3,660,000                         3,888,750
12.5% 4/15/06

NEXTLINK Communications, Inc.:

9% 3/15/08                        B3         3,750,000                         3,525,000

9.625% 10/1/07                    B3         540,000                           518,400

10.75% 11/15/08 (d)               B3         10,860,000                        11,077,200

Optel Communications Corp.        -          12,000,000                        11,240,640
15% 12/29/04 (f)

Pathnet, Inc. 12.25% 4/15/08      -          7,820,000                         5,474,000

Rhythms Netconnections, Inc.      -          22,385,000                        10,968,650
0% 5/15/08 (b)

Viatel, Inc. 11.25% 4/15/08       Caa1       3,059,000                         3,059,000

WinStar  Communications, Inc.:

0% 10/15/05 (b)                   Caa1       7,050,000                         5,005,500

0% 10/15/05 (b)                   Caa1       18,700,000                        20,570,000

0% 3/15/08 (b)                    CCC        18,755,000                        13,316,050

Winstar Equipment Corp. 12.5%     B3         6,655,000                         6,721,550
3/15/04

                                                                               245,690,475

TOTAL UTILITIES                                                                446,954,969

TOTAL NONCONVERTIBLE BONDS                                                     1,833,660,625

TOTAL CORPORATE BONDS                                                          1,855,175,775
(Cost $2,048,062,370)

ASSET-BACKED SECURITIES - 0.3%



Airplanes Pass Through Trust      Ba2        6,710,000                         7,045,500
10.875% 3/15/19 (Cost
$7,551,450)

COMMERCIAL MORTGAGE
SECURITIES - 0.4%

MOODY'S RATINGS (UNAUDITED) (H)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Meritor Mortgage Security         -         $ 1,350,000                       $ 250,560
Corp. Series 1987 1 Class B,
9.4% 2/1/00 (d) (i)

Mortgage Capital Funding,         Ba1        4,500,000                         3,772,969
Inc. Series 1998-MC3 Class
F, 7.355% 11/18/31 (d)(e)

Nomura Depositor Trust Series     -          4,000,000                         3,417,500
1998-ST1A Class B1A, 8.2966%
1/15/03 (d)(e)

Structured Asset Securities       -          2,000,000                         1,589,688
Corp. Series 1995 C1 Class
F, 7.375% 12/25/25 (d)

TOTAL COMMERCIAL MORTGAGE                                                      9,030,717
SECURITIES
(Cost $8,865,075)



COMMON STOCKS - 4.7%

                                 SHARES

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.0%

Sterling Chemicals Holdings,      340                               5,100
Inc. warrants 8/15/08 (a)

PAPER & FOREST PRODUCTS - 0.3%

Smurfit-Stone Container Corp.     519,000                           8,206,688
(a)

TOTAL BASIC INDUSTRIES                                              8,211,788

CONSTRUCTION & REAL ESTATE -
1.3%

BUILDING MATERIALS - 0.1%

International Utility             2,500                             2,225,000
Structures, Inc. unit (a)

REAL ESTATE - 1.1%

LNR Property Corp.                322,100                           6,421,869

Sunterra Corp. (a)                1,445,600                         21,684,000

                                                                    28,105,869

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Ocwen Asset Investment Corp.      368,000                           1,771,000

TOTAL CONSTRUCTION & REAL                                           32,101,869
ESTATE

DURABLES - 0.2%

TEXTILES & APPAREL - 0.2%

Arena Brands Holdings Corp.       48,889                            1,222,225
Class B

Hat Brands, Inc. (a)(f)(g)        340,000                           3

Polymer Group, Inc. (a)           463,000                           4,601,063

                                                                    5,823,291

ENERGY - 0.3%

OIL & GAS - 0.3%

Plains Resources, Inc. (a)        522,200                           7,506,625

COMMON STOCKS - CONTINUED

                                 SHARES                            VALUE (NOTE 1)

FINANCE - 0.3%

CREDIT & OTHER FINANCE - 0.0%

Olympic Financial Ltd.            498                              $ 2,490
warrants 3/15/07 (a)

SAVINGS & LOANS - 0.3%

Golden State Bancorp, Inc.        375,000                           6,234,375

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (d)                  3,000                             264,000

TOTAL FINANCE                                                       6,500,865

HEALTH - 0.0%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Wright Medical Technology,        3,212                             32
Inc. warrants 6/30/03 (a)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. Class A (a)           68,129                            76,645

POLLUTION CONTROL - 0.4%

Allied Waste Industries, Inc.     350,000                           8,268,750
(a)

TOTAL INDUSTRIAL MACHINERY &                                        8,345,395
EQUIPMENT

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.3%

Benedek Communications Corp.      57,600                            115,200
warrants 7/1/07 (a)

CS Wireless Systems, Inc.         1,024                             0
(a)(d)

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        45,930                            367,440
 .47) (a)

warrants 1/15/07 (CV ratio        5,585                             58,643
 .6) (a)

NTL, Inc. warrants 12/31/08       23,146                            347,190
(a)

Orbital Imaging Corp.             4,815                             48,150
warrants 3/1/05 (a)(d)

Teletrac Holdings, Inc.           3,940                             1,970
warrants 8/1/07 (a)

UIH Australia/Pacific, Inc.       26,805                            80,415
warrants 5/15/06 (a)

United International              352,500                           6,785,625
Holdings, Inc.  Class A (a)

                                                                    7,804,633

ENTERTAINMENT - 0.0%

Alliance Gaming Corp. (a)(f)      7,101                             11,717

LODGING & GAMING - 0.0%

Aladdin Gaming Enterprises,       79,200                            792
Inc. warrants 3/1/10 (a)(d)

Motels of America, Inc. (a)       3,000                             63,000

                                                                    63,792

TOTAL MEDIA & LEISURE                                               7,880,142



                                 SHARES                            VALUE (NOTE 1)

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Renaissance Cosmetics, Inc.       12,750                           $ 128
warrants 8/31/06 (a)(d)

TOBACCO - 0.0%

North Atlantic Trading, Inc.      210                               2
warrants 6/15/07 (a)

TOTAL NONDURABLES                                                   130

RETAIL & WHOLESALE - 0.2%

APPAREL STORES - 0.2%

Mothers Work, Inc. (a)(g)         314,100                           3,926,250

Mothers Work, Inc. (a)(f)         2,952                             35,055

                                                                    3,961,305

SERVICES - 0.3%

PRINTING - 0.3%

Big Flower Holdings, Inc. (a)     352,500                           7,777,031

SERVICES - 0.0%

Spin Cycle, Inc. warrants         23,255                            233
5/1/05 (a)(d)

TOTAL SERVICES                                                      7,777,264

TECHNOLOGY - 0.3%

COMMUNICATIONS EQUIPMENT - 0.2%

Intermedia Communications,        305,000                           5,261,250
Inc. (a)

COMPUTER SERVICES & SOFTWARE
- 0.1%

Concentric Network Corp.          6,100                             884,500
warrants 12/15/07 (a)(d)

TOTAL TECHNOLOGY                                                    6,145,750

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.1%

Kitty Hawk, Inc. (a)              253,900                           2,792,900

SHIPPING - 0.0%

Millenium Seacarriers, Inc.       3,000                             18,750
warrants 7/15/05 (a)(d)

TOTAL TRANSPORTATION                                                2,811,650

UTILITIES - 0.7%

CELLULAR - 0.4%

American Mobile Satellite         4,180                             16,218
Corp. warrants 4/1/08 (a)(d)

Cellnet Data Systems, Inc.        18,000                            144,000
warrants 10/1/07 (a)(d)

McCaw International Ltd.          42,305                            211,525
warrants 4/15/07 (a)(d)

Microcell Telecommunications,     103,480                           1,319,370
Inc. warrants 6/1/06 (a)(d)

PageMart Wireless, Inc. Class     1,392,000                         7,743,000
A (a)

Powertel, Inc. warrants           22,148                            66,444
2/1/06 (a)

                                                                    9,500,557

COMMON STOCKS - CONTINUED

                                 SHARES                            VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.3%

Covad Communications Group,       19,450                           $ 972,500
Inc. warrants 3/15/08 (a)(d)

DTI Holdings, Inc. warrants       58,700                            2,935
3/1/08 (a)(d)

Firstworld Communications,        5,600                             56,000
Inc. warrants 4/15/08 (a)(d)

GST Telecommunications, Inc.      877,800                           5,442,360
(a)

KMC Telecom Holdings, Inc.        12,650                            31,625
warrants 4/15/08 (a)(d)

Optel Communications Corp.        2,559,515                         25,595
warrants 12/29/04 (a)(f)

Pathnet, Inc. warrants            7,820                             78,200
4/15/08 (a)(d)

Rhythms Netconnections, Inc.      89,560                            671,700
warrants 5/15/08 (a)(d)

                                                                    7,280,915

TOTAL UTILITIES                                                     16,781,472

TOTAL COMMON STOCKS                                                 113,847,578
(Cost $134,452,612)

PREFERRED STOCKS - 15.1%



CONVERTIBLE PREFERRED STOCKS
- 0.7%

ENERGY - 0.0%

OIL & GAS - 0.0%

Chesapeake Energy Corp. $3.50     63,700                            621,075
(d)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative     227                               354,120

SERVICES - 0.2%

PRINTING - 0.2%

Big Flower Trust I $3.00          87,500                            4,123,438
QUIPS (d)

UTILITIES - 0.5%

TELEPHONE SERVICES - 0.5%

IXC Communications, Inc.:

$3.375 (d)                        323,900                           10,729,188

$3.375                            30,000                            993,750

                                                                    11,722,938

TOTAL CONVERTIBLE PREFERRED                                         16,821,571
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 14.4%

CONSTRUCTION & REAL ESTATE -
0.0%

BUILDING MATERIALS - 0.0%

International Utility             162                               140,940
Structures, Inc.  13.00%
pay-in-kind (a)(d)



                                 SHARES                            VALUE (NOTE 1)

FINANCE - 1.0%

CREDIT & OTHER FINANCE - 0.6%

Fresenius Medical Care            15,424                           $ 15,468,822
Capital Trust II 7.875%

INSURANCE - 0.4%

American Annuity Group            8,910                             8,731,800
Capital Trust II 8.875%

TOTAL FINANCE                                                       24,200,622

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Harborside Healthcare Corp.       4,136                             3,639,680
13.50% pay-in-kind (a)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative     497                               775,320

MEDIA & LEISURE - 4.0%

BROADCASTING - 3.6%

Citadel Broadcasting Co.          70,093                            7,990,602
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               313,628                           34,969,522

Series H, 11.75% pay-in-kind      194,563                           22,180,182
(a)

Echostar Communications Corp.     13,395                            15,487,969
12.125% pay-in-kind

Granite Broadcasting Corp.        8,752                             7,876,800
12.75% pay-in-kind

                                                                    88,505,075

PUBLISHING - 0.4%

PRIMEDIA, Inc.:

8.625%                            82,500                            8,043,750

Series D, $10.00                  5,400                             557,550

                                                                    8,601,300

TOTAL MEDIA & LEISURE                                               97,106,375

NONDURABLES - 0.2%

HOUSEHOLD PRODUCTS - 0.0%

Renaissance Cosmetics, Inc.       16,284                            24,426
14% pay-in-kind

TOBACCO - 0.2%

North Atlantic Trading, Inc.      250,424                           5,759,752
12% pay-in-kind

TOTAL NONDURABLES                                                   5,784,178

TECHNOLOGY - 1.8%

COMMUNICATIONS EQUIPMENT - 1.3%

Intermedia Communications,        30,713                            30,943,348
Inc. 13.5% pay-in-kind (a)

PREFERRED STOCKS - CONTINUED

                                 SHARES                            VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- 0.5%

Concentric Network Corp.          16,215                           $ 13,863,825
13.5% pay-in-kind (a)

TOTAL TECHNOLOGY                                                    44,807,173

UTILITIES - 7.2%

CELLULAR - 2.4%

Nextel Communications, Inc.:

11.125% pay-in-kind (a)           37,730                            33,957,000

Series D, 13% pay-in-kind         25,854                            25,595,460

                                                                    59,552,460

TELEPHONE SERVICES - 4.8%

e.spire Communications, Inc.:

$127.50 pay-in-kind               15,914                            7,797,860

14.75% pay-in-kind                3,641                             2,548,700

Hyperion Telecommunication,       19,192                            15,257,640
Inc. 12.875% pay-in-kind

ICG Holdings, Inc.:

14% pay-in-kind (a)               5,998                             5,848,050

14.25% pay-in-kind                27,202                            27,474,020

IXC Communications, Inc.          7,341                             7,414,410
12.5% pay-in-kind

NEXTLINK Communications, Inc.     825,351                           42,918,252
14% pay-in-kind

Viatel, Inc. 10% pay-in-kind      2,699                             296,890
(a)(d)

WinStar Communications, Inc.      7,810                             6,248,000
14.25%

                                                                    115,803,822

TOTAL UTILITIES                                                     175,356,282

TOTAL NONCONVERTIBLE                                                351,810,570
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                              368,632,141
(Cost $417,354,899)

CASH EQUIVALENTS - 3.2%

                                 MATURITY AMOUNT

Investments in repurchase        $ 79,118,471                       79,077,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.72%,
dated 12/31/98 due 1/4/99
(Cost $79,077,000)

TOTAL INVESTMENT IN                                                 $ 2,432,808,711
SECURITIES - 100%
(Cost $2,695,363,406)


SECURITY TYPE ABBREVIATIONS

QUIPS - Quarterly Income Preferred Securities

LEGEND

(a) Non-income producing

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $280,679,488 or 11.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                     ACQUISTION DATE  ACQUISITION COST

Alliance Gaming Corp.        7/28/98           0

Hat Brands, Inc.             2/22/94           340,000

Mothers Work, Inc.           6/18/98           26,172

Optel Communications Corp.   12/31/97          759,408
warrants 12/29/04

Optel Communications Corp.   12/31/97          11,304,419
15% 12/29/04

(g) Transactions during the period with companies which are or were affiliates are as follows (see Note 10 of Notes to Financial
Statements):

AFFILIATE            PURCHASE COST  SALES  DIVIDEND  VALUE
                                    COST   INCOME

Hat Brands, Inc.      -              -      -         3

Mothers Work, Inc.    388,699        -      -         3,926,250

TOTALS               $ 388,699      $ -    $ -       $ 3,926,253

(h) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investor's Service, Inc.

(i) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS  S&P RATINGS
Aaa, Aa, A 0.0%  AAA, AA, A 0.0%
Baa        0.2%  BBB        0.2%
Ba         6.6%  BB         8.1%
B         46.4%  B         50.4%
Caa       14.9%  CCC        9.2%
Ca, C      0.0%  CC, C      0.0%
                 D          0.0%

The percentage not rated by Moody's or S&P amounted to 8.2%. FMR has determined that unrated debt securities that are lower quality account for 8.2% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $2,683,860,088 and $2,181,587,327, respectively (see Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $24,941 for the period (see Note 4 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which the loans were outstanding amounted to $10,377,000 and $6,237,500, respectively. The weighted average interest rate was 5.14% (see Note 8 of Notes to Financial Statements).

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    88.9%

Canada                      4.4

Luxembourg                  2.5

United Kingdom              1.4

Mexico                      1.2

(Others individually less   1.6
than 1%)

                            100.0%

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $2,698,903,980. Net unrealized depreciation aggregated $266,095,269, of which $42,809,617 related to appreciated investment securities and $308,904,886 related to depreciated investment securities.

The fund hereby designates approximately $39,957,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                  $ 2,432,808,711
value (including repurchase
agreements of $79,077,000)
(cost $2,695,363,406) -  See
accompanying schedule

Cash                                           483,030

Receivable for investments                     247,217
sold

Receivable for fund shares                     25,926,462
sold

Dividends receivable                           975,468

Interest receivable                            37,080,342

Other receivables                              395,451

 TOTAL ASSETS                                  2,497,916,681

LIABILITIES

Payable for investments         $ 16,095,239
purchased

Payable for fund shares          1,720,662
redeemed

Accrued management fee           1,206,878

Distribution fees payable        10,542

Other payables and  accrued      342,008
expenses

 TOTAL LIABILITIES                             19,375,329

NET ASSETS                                    $ 2,478,541,352

Net Assets consist of:

Paid in capital                               $ 2,505,839,312

Undistributed net investment                   228,599,042
income

Accumulated undistributed                      6,657,693
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    (262,554,695)
(depreciation) on investments

NET ASSETS                                    $ 2,478,541,352

INITIAL CLASS: NET ASSET                       $11.53
VALUE, offering price   and
redemption price per share
 ($2,348,954,152 (divided
by)    203,653,269 shares)

SERVICE CLASS: NET ASSET                       $11.52
VALUE, offering price   and
redemption price   per share
($129,587,200 (divided by)
 11,253,677 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 47,559,628
Dividends

Interest                                        200,243,479

 TOTAL INCOME                                   247,803,107

EXPENSES

Management fee                   $ 14,703,631

Transfer agent fees               1,728,056

Distribution fees - Service       66,393
Class

Accounting fees and expenses      811,713

Non-interested trustees'          6,038
compensation

Custodian fees and expenses       92,265

Registration fees                 8,633

Audit                             58,881

Legal                             32,480

Interest                          1,780

Miscellaneous                     272,534

 Total expenses before            17,782,404
reductions

 Expense reductions               (84,292)      17,698,112

NET INVESTMENT INCOME                           230,104,995

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            6,904,807

 Foreign currency transactions    6,338         6,911,145

Change in net unrealized                        (342,139,590)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                                 (335,228,445)

NET INCREASE (DECREASE) IN                     $ (105,123,450)
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 66,238
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             18,054

                                               $ 84,292

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED  DECEMBER 31, 1998  YEAR ENDED  DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 230,104,995                  $ 172,037,074
income

 Net realized gain (loss)       6,911,145                      112,724,876

 Change in net unrealized       (342,139,590)                  28,621,311
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (105,123,450)                  313,383,261
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (174,513,221)                  (116,015,279)
From net investment income

 From net realized gain         (109,261,101)                  (14,338,900)

 TOTAL DISTRIBUTIONS            (283,774,322)                  (130,354,179)

Share transactions - net        535,004,180                    560,584,056
increase (decrease)

  TOTAL INCREASE (DECREASE)     146,106,408                    743,613,138
IN NET ASSETS

NET ASSETS

 Beginning of period            2,332,434,944                  1,588,821,806

 End of period (including      $ 2,478,541,352                $ 2,332,434,944
undistributed net investment
income of $228,599,042 and
$171,323,283, respectively)



OTHER INFORMATION:

                             YEAR ENDED DECEMBER 31, 1998                    YEAR ENDED DECEMBER 31, 1997

                             SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial    105,294,967                  $ 1,274,568,026    99,919,218                   $ 1,254,908,724
Class  Sold

  Reinvested                  22,841,432                    282,776,922       11,056,288                    130,354,179

  Redeemed                    (96,026,533)                  (1,157,142,331)   (66,317,508)                  (827,580,626)

  Net increase (decrease)     32,109,866                   $ 400,202,617      44,657,998                   $ 557,682,277

 Service Class A  Sold        11,710,091                   $ 142,335,404      215,034                      $ 2,901,779

  Reinvested                  80,565                        997,399           -                             -

  Redeemed                    (752,013)                     (8,531,240)       -                             -

  Net increase (decrease)     11,038,643                   $ 134,801,563      215,034                      $ 2,901,779

Distributions

 From net investment income                                $ 173,899,848                                   $ 116,015,279
Initial Class

  Service Class                                             613,373                                         -

  Total                                                    $ 174,513,221                                   $ 116,015,279

 From net realized gain                                    $ 108,877,075                                   $ 14,338,900
Initial Class

  Service Class                                             384,026                                         -

  Total                                                    $ 109,261,101                                   $ 14,338,900

                                                           $ 283,774,322                                   $ 130,354,179

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995         1994

Net asset value, beginning of    $ 13.580                  $ 12.520     $ 12.050     $ 10.750     $ 11.990
period

Income from Investment
Operations

 Net investment income            1.111 D                   1.124 D      .927         .856         .770

 Net realized and unrealized      (1.591)                   .936         .643         1.224        (.910)
gain (loss)

 Total from investment            (.480)                    2.060        1.570        2.080        (.140)
operations

Less Distributions

 From net investment income       (.970) G                  (.890)       (.920)       (.780)       (.730)

 From net realized gain           (.600) G                  (.110)       (.180)       -            (.370)

 Total distributions              (1.570)                   (1.000)      (1.100)      (.780)       (1.100)

Net asset value, end of period   $ 11.530                  $ 13.580     $ 12.520     $ 12.050     $ 10.750

TOTAL RETURN B, C                 (4.33)%                   17.67%       14.03%       20.72%       (1.64)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,348,954               $ 2,329,516  $ 1,588,822  $ 1,040,000  $ 569,417
(000 omitted)

Ratio of expenses to average      .70%                      .71%         .71%         .71%         .71%
net assets

Ratio of net investment           9.14%                     8.88%        9.09%        9.32%        8.75%
income to average net assets

Portfolio turnover rate           92%                       118%         123%         132%         122%




FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 13.570                  $ 13.380
period

Income from Investment
Operations

 Net investment incomeD           1.082                     .203

 Net realized and unrealized      (1.562)                   (.013)
gain (loss)

 Total from investment            (.480)                    .190
operations

Less Distributions

 From net investment income       (.970) G                  -

 From net realized gain           (.600) G                  -

 Total distributions              (1.570)                   -

Net asset value, end of period   $ 11.520                  $ 13.570

TOTAL RETURN B, C                 (4.34)%                   1.42%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 129,587                 $ 2,919
(000 omitted)

Ratio of expenses to average      .82%                      .81% A
net assets

Ratio of expenses to average      .82%                      .80% A, F
net assets after expense
reductions

Ratio of net investment           9.51%                     10.75% A
income to average net assets

Portfolio turnover rate           92%                       118%

A ANNUALIZED

B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1998

VIP II: ASSET MANAGER -          15.05%       11.81%        12.98%
"INITIAL CLASS"

Fidelity Composite               18.61%       14.42%        n/a

 S&P 500 (registered trademark)  28.58%       24.06%        17.51%

 LB Aggregate Bond               8.69%        7.27%         8.80%

 LB 3 Month T-Bill               5.31%        5.32%         n/a

Variable Annuity Flexible        13.50%       13.64%        n/a
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represent a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II Asset Manager        FID Composite               S&P 500                     LB Aggregate Bond
             00156                       F0001                       SP001                       LB001
  1989/09/30      10000.00                    10000.00                    10000.00                    10000.00
  1989/10/31      10020.02                    10057.70                     9768.00                    10246.00
  1989/11/30      10060.06                    10178.69                     9967.27                    10343.34
  1989/12/31      10091.09                    10277.43                    10206.48                    10371.26
  1990/01/31       9868.42                    10029.64                     9521.63                    10247.85
  1990/02/28       9969.64                    10094.03                     9644.46                    10280.64
  1990/03/31      10050.61                    10193.35                     9900.03                    10287.84
  1990/04/30       9919.03                    10098.66                     9652.53                    10193.19
  1990/05/31      10425.10                    10529.97                    10593.65                    10494.91
  1990/06/30      10506.07                    10595.89                    10521.62                    10663.87
  1990/07/31      10485.83                    10662.11                    10487.95                    10811.04
  1990/08/31      10141.70                    10332.65                     9539.84                    10666.17
  1990/09/30       9929.15                    10241.83                     9075.25                    10754.70
  1990/10/31       9979.76                    10314.96                     9036.22                    10891.28
  1990/11/30      10465.59                    10624.61                     9619.96                    11125.44
  1990/12/31      10769.23                    10802.47                     9888.36                    11299.00
  1991/01/31      11284.56                    11009.44                    10319.49                    11439.11
  1991/02/28      11726.26                    11285.45                    11057.34                    11536.34
  1991/03/31      11915.56                    11410.72                    11324.93                    11615.94
  1991/04/30      12094.35                    11486.94                    11352.11                    11741.39
  1991/05/31      12367.79                    11669.35                    11842.52                    11809.49
  1991/06/30      12146.94                    11518.12                    11300.13                    11803.59
  1991/07/31      12451.92                    11749.63                    11826.72                    11967.66
  1991/08/31      12704.33                    11959.83                    12107.01                    12226.16
  1991/09/30      12777.94                    12018.08                    11904.82                    12474.35
  1991/10/31      12862.08                    12126.84                    12064.35                    12612.82
  1991/11/30      12651.74                    12046.56                    11578.15                    12728.85
  1991/12/31      13198.62                    12642.99                    12902.69                    13106.90
  1992/01/31      13366.89                    12504.31                    12662.70                    12928.65
  1992/02/29      13626.47                    12583.84                    12827.32                    13012.68
  1992/03/31      13593.27                    12492.10                    12577.19                    12939.81
  1992/04/30      13792.52                    12648.75                    12946.96                    13032.98
  1992/05/31      13936.42                    12772.62                    13010.40                    13279.30
  1992/06/30      13925.35                    12778.88                    12816.54                    13462.56
  1992/07/31      14157.81                    13127.82                    13340.74                    13737.19
  1992/08/31      14113.53                    13077.17                    13067.25                    13875.94
  1992/09/30      14202.09                    13224.45                    13221.45                    14041.06
  1992/10/31      14224.22                    13162.82                    13267.72                    13854.32
  1992/11/30      14534.17                    13329.99                    13720.15                    13857.09
  1992/12/31      14744.49                    13487.52                    13888.91                    14077.42
  1993/01/31      15010.15                    13656.87                    14005.57                    14347.70
  1993/02/28      15150.92                    13847.00                    14196.05                    14598.79
  1993/03/31      15579.83                    13989.68                    14495.59                    14660.10
  1993/04/30      15672.57                    13904.65                    14144.79                    14762.72
  1993/05/31      15939.19                    14053.79                    14523.87                    14781.91
  1993/06/30      16066.70                    14203.33                    14565.99                    15049.47
  1993/07/31      16263.77                    14221.73                    14507.73                    15135.25
  1993/08/31      16739.04                    14571.76                    15057.57                    15400.11
  1993/09/30      16750.64                    14557.48                    14941.63                    15441.70
  1993/10/31      17202.73                    14707.13                    15250.92                    15498.83
  1993/11/30      17179.54                    14594.03                    15106.04                    15367.09
  1993/12/31      17875.07                    14696.31                    15288.82                    15450.07
  1994/01/31      18443.09                    14985.71                    15808.64                    15658.65
  1994/02/28      17857.33                    14699.72                    15380.23                    15386.19
  1994/03/31      17017.99                    14320.11                    14709.65                    15006.15
  1994/04/30      17030.15                    14356.11                    14897.93                    14886.10
  1994/05/31      17176.13                    14452.82                    15142.26                    14884.61
  1994/06/30      16847.69                    14310.02                    14771.27                    14851.86
  1994/07/31      17139.63                    14613.05                    15255.77                    15147.42
  1994/08/31      17541.06                    14864.31                    15881.26                    15165.59
  1994/09/30      17334.15                    14646.64                    15492.17                    14942.66
  1994/10/31      17419.36                    14787.36                    15840.74                    14929.21
  1994/11/30      17163.73                    14571.08                    15263.82                    14896.37
  1994/12/31      16786.37                    14708.25                    15490.18                    14999.15
  1995/01/31      16676.82                    14984.44                    15891.84                    15296.13
  1995/02/28      16946.97                    15360.16                    16511.15                    15660.18
  1995/03/31      17170.77                    15595.91                    16998.39                    15755.71
  1995/04/30      17444.31                    15876.83                    17498.99                    15976.29
  1995/05/31      17668.12                    16403.71                    18198.43                    16594.57
  1995/06/30      17817.32                    16624.93                    18621.18                    16715.71
  1995/07/31      18451.43                    16836.80                    19238.66                    16678.94
  1995/08/31      18675.24                    16948.46                    19286.95                    16880.75
  1995/09/30      18911.47                    17314.75                    20100.85                    17044.50
  1995/10/31      18662.80                    17413.45                    20029.09                    17266.07
  1995/11/30      19147.71                    17842.83                    20908.37                    17525.07
  1995/12/31      19632.62                    18102.59                    21311.07                    17770.42
  1996/01/31      20055.36                    18411.16                    22036.50                    17887.70
  1996/02/29      20001.35                    18343.08                    22240.77                    17576.46
  1996/03/31      20213.99                    18364.54                    22454.95                    17453.42
  1996/04/30      20426.62                    18441.71                    22785.94                    17355.68
  1996/05/31      20586.10                    18636.38                    23373.59                    17320.97
  1996/06/30      20772.16                    18775.74                    23462.64                    17553.07
  1996/07/31      20426.62                    18478.56                    22426.06                    17600.46
  1996/08/31      20466.49                    18636.07                    22899.03                    17570.54
  1996/09/30      21210.73                    19195.30                    24187.79                    17876.27
  1996/10/31      21755.62                    19593.26                    24854.88                    18273.12
  1996/11/30      22832.10                    20338.11                    26733.66                    18585.59
  1996/12/31      22499.85                    20111.10                    26204.07                    18412.75
  1997/01/31      23177.64                    20773.56                    27841.30                    18469.83
  1997/02/28      23377.96                    20883.87                    28059.58                    18516.00
  1997/03/31      22488.67                    20370.86                    26906.61                    18310.47
  1997/04/30      23257.38                    21111.13                    28512.93                    18585.13
  1997/05/31      24372.77                    21845.17                    30248.80                    18761.69
  1997/06/30      25020.90                    22446.35                    31603.95                    18984.95
  1997/07/31      26467.89                    23593.69                    34118.67                    19497.55
  1997/08/31      25744.40                    22863.47                    32207.35                    19331.82
  1997/09/30      26573.40                    23635.45                    33971.34                    19617.93
  1997/10/31      26136.29                    23387.99                    32836.70                    19902.39
  1997/11/30      26739.20                    23982.39                    34356.71                    19993.94
  1997/12/31      27146.17                    24295.48                    34946.61                    20195.88
  1998/01/31      27236.61                    24565.89                    35333.12                    20454.39
  1998/02/28      28462.90                    25452.97                    37881.35                    20438.02
  1998/03/31      29288.41                    26151.27                    39821.25                    20507.51
  1998/04/30      29254.02                    26348.97                    40221.85                    20614.15
  1998/05/31      29099.24                    26234.49                    39530.44                    20809.99
  1998/06/30      29666.77                    26867.79                    41136.17                    20986.87
  1998/07/31      29477.59                    26759.11                    40698.07                    21030.94
  1998/08/31      26794.69                    25011.47                    34813.94                    21373.75
  1998/09/30      27688.99                    26059.95                    37044.12                    21873.89
  1998/10/31      28892.86                    27074.72                    40057.29                    21757.96
  1998/11/30      29993.54                    27966.16                    42485.16                    21881.98
  1998/12/31      31231.80                    28816.33                    44933.16                    21947.63
IMATRL PRASUN   SHR__CHT 19981231 19990126 145630 R00000000000114

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By December 31, 1998, the value of the investment would have grown to $31,232 - a 212.32% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index, would have grown to $44,933 over the same period - a 349.33% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,948 - a 119.48% increase.

You can also look at how the Fidelity Asset Allocation Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (349.33%), Lehman Brothers Aggregate Bond Index (119.48%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (61.40%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $28,816 - a 188.16% increase.

* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                           % OF FUND'S INVESTMENTS

Wal-Mart Stores, Inc.       2.3

AT&T Corp.                  2.2

General Electric Co.        1.5

Fannie Mae                  1.4

Lucent Technologies, Inc.   1.4

TOP FIVE BOND ISSUERS AS OF DECEMBER 31, 1998

(WITH MATURITIES MORE THAN    % OF FUND'S INVESTMENTS
ONE YEAR)

Fannie Mae                     5.4

U.S. Treasury Bond             2.4

Government National Mortgage   1.3
Association

U.S. Treasury Notes            1.0

Federal Home Loan Bank         0.4

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
Row: 1, Col: 1, Value: 12.4
Row: 1, Col: 2, Value: 30.9
Row: 1, Col: 3, Value: 56.7
Stock class  58.2%
Bond class  30.8%
Short-term class  11.0%
*FOREIGN INVESTMENTS  3.7%

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1998

VIP II: ASSET MANAGER -          14.82%       11.74%        12.94%
SERVICE CLASS

Fidelity Composite               18.61%       14.42%        n/a

 S&P 500 (registered trademark)  28.58%       24.06%        17.51%

 LB Aggregate Bond               8.69%        7.27%         8.80%

 LB 3 Month T-Bill               5.31%        5.32%         n/a

Variable Annuity Flexible        13.50%       13.64%        n/a
Portfolio  Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past one year average represent a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II Asset Manager-CL S   FID Composite               S&P 500                     LB Aggregate Bond
             00467                       F0001                       SP001                       LB001
  1989/09/30      10000.00                    10000.00                    10000.00                    10000.00
  1989/10/31      10020.02                    10057.70                     9768.00                    10246.00
  1989/11/30      10060.06                    10178.69                     9967.27                    10343.34
  1989/12/31      10091.09                    10277.43                    10206.48                    10371.26
  1990/01/31       9868.42                    10029.64                     9521.63                    10247.85
  1990/02/28       9969.64                    10094.03                     9644.46                    10280.64
  1990/03/31      10050.61                    10193.35                     9900.03                    10287.84
  1990/04/30       9919.03                    10098.66                     9652.53                    10193.19
  1990/05/31      10425.10                    10529.97                    10593.65                    10494.91
  1990/06/30      10506.07                    10595.89                    10521.62                    10663.87
  1990/07/31      10485.83                    10662.11                    10487.95                    10811.04
  1990/08/31      10141.70                    10332.65                     9539.84                    10666.17
  1990/09/30       9929.15                    10241.83                     9075.25                    10754.70
  1990/10/31       9979.76                    10314.96                     9036.22                    10891.28
  1990/11/30      10465.59                    10624.61                     9619.96                    11125.44
  1990/12/31      10769.23                    10802.47                     9888.36                    11299.00
  1991/01/31      11284.56                    11009.44                    10319.49                    11439.11
  1991/02/28      11726.26                    11285.45                    11057.34                    11536.34
  1991/03/31      11915.56                    11410.72                    11324.93                    11615.94
  1991/04/30      12094.35                    11486.94                    11352.11                    11741.39
  1991/05/31      12367.79                    11669.35                    11842.52                    11809.49
  1991/06/30      12146.94                    11518.12                    11300.13                    11803.59
  1991/07/31      12451.92                    11749.63                    11826.72                    11967.66
  1991/08/31      12704.33                    11959.83                    12107.01                    12226.16
  1991/09/30      12777.94                    12018.08                    11904.82                    12474.35
  1991/10/31      12862.08                    12126.84                    12064.35                    12612.82
  1991/11/30      12651.74                    12046.56                    11578.15                    12728.85
  1991/12/31      13198.62                    12642.99                    12902.69                    13106.90
  1992/01/31      13366.89                    12504.31                    12662.70                    12928.65
  1992/02/29      13626.47                    12583.84                    12827.32                    13012.68
  1992/03/31      13593.27                    12492.10                    12577.19                    12939.81
  1992/04/30      13792.52                    12648.75                    12946.96                    13032.98
  1992/05/31      13936.42                    12772.62                    13010.40                    13279.30
  1992/06/30      13925.35                    12778.88                    12816.54                    13462.56
  1992/07/31      14157.81                    13127.82                    13340.74                    13737.19
  1992/08/31      14113.53                    13077.17                    13067.25                    13875.94
  1992/09/30      14202.09                    13224.45                    13221.45                    14041.06
  1992/10/31      14224.22                    13162.82                    13267.72                    13854.32
  1992/11/30      14534.17                    13329.99                    13720.15                    13857.09
  1992/12/31      14744.49                    13487.52                    13888.91                    14077.42
  1993/01/31      15010.15                    13656.87                    14005.57                    14347.70
  1993/02/28      15150.92                    13847.00                    14196.05                    14598.79
  1993/03/31      15579.83                    13989.68                    14495.59                    14660.10
  1993/04/30      15672.57                    13904.65                    14144.79                    14762.72
  1993/05/31      15939.19                    14053.79                    14523.87                    14781.91
  1993/06/30      16066.70                    14203.33                    14565.99                    15049.47
  1993/07/31      16263.77                    14221.73                    14507.73                    15135.25
  1993/08/31      16739.04                    14571.76                    15057.57                    15400.11
  1993/09/30      16750.64                    14557.48                    14941.63                    15441.70
  1993/10/31      17202.73                    14707.13                    15250.92                    15498.83
  1993/11/30      17179.54                    14594.03                    15106.04                    15367.09
  1993/12/31      17875.07                    14696.31                    15288.82                    15450.07
  1994/01/31      18443.09                    14985.71                    15808.64                    15658.65
  1994/02/28      17857.33                    14699.72                    15380.23                    15386.19
  1994/03/31      17017.99                    14320.11                    14709.65                    15006.15
  1994/04/30      17030.15                    14356.11                    14897.93                    14886.10
  1994/05/31      17176.13                    14452.82                    15142.26                    14884.61
  1994/06/30      16847.69                    14310.02                    14771.27                    14851.86
  1994/07/31      17139.63                    14613.05                    15255.77                    15147.42
  1994/08/31      17541.06                    14864.31                    15881.26                    15165.59
  1994/09/30      17334.15                    14646.64                    15492.17                    14942.66
  1994/10/31      17419.36                    14787.36                    15840.74                    14929.21
  1994/11/30      17163.73                    14571.08                    15263.82                    14896.37
  1994/12/31      16786.37                    14708.25                    15490.18                    14999.15
  1995/01/31      16676.82                    14984.44                    15891.84                    15296.13
  1995/02/28      16946.97                    15360.16                    16511.15                    15660.18
  1995/03/31      17170.77                    15595.91                    16998.39                    15755.71
  1995/04/30      17444.31                    15876.83                    17498.99                    15976.29
  1995/05/31      17668.12                    16403.71                    18198.43                    16594.57
  1995/06/30      17817.32                    16624.93                    18621.18                    16715.71
  1995/07/31      18451.43                    16836.80                    19238.66                    16678.94
  1995/08/31      18675.24                    16948.46                    19286.95                    16880.75
  1995/09/30      18911.47                    17314.75                    20100.85                    17044.50
  1995/10/31      18662.80                    17413.45                    20029.09                    17266.07
  1995/11/30      19147.71                    17842.83                    20908.37                    17525.07
  1995/12/31      19632.62                    18102.59                    21311.07                    17770.42
  1996/01/31      20055.36                    18411.16                    22036.50                    17887.70
  1996/02/29      20001.35                    18343.08                    22240.77                    17576.46
  1996/03/31      20213.99                    18364.54                    22454.95                    17453.42
  1996/04/30      20426.62                    18441.71                    22785.94                    17355.68
  1996/05/31      20586.10                    18636.38                    23373.59                    17320.97
  1996/06/30      20772.16                    18775.74                    23462.64                    17553.07
  1996/07/31      20426.62                    18478.56                    22426.06                    17600.46
  1996/08/31      20466.49                    18636.07                    22899.03                    17570.54
  1996/09/30      21210.73                    19195.30                    24187.79                    17876.27
  1996/10/31      21755.62                    19593.26                    24854.88                    18273.12
  1996/11/30      22832.10                    20338.11                    26733.66                    18585.59
  1996/12/31      22499.85                    20111.10                    26204.07                    18412.75
  1997/01/31      23177.64                    20773.56                    27841.30                    18469.83
  1997/02/28      23377.96                    20883.87                    28059.58                    18516.00
  1997/03/31      22488.67                    20370.86                    26906.61                    18310.47
  1997/04/30      23257.38                    21111.13                    28512.93                    18585.13
  1997/05/31      24372.77                    21845.17                    30248.80                    18761.69
  1997/06/30      25020.90                    22446.35                    31603.95                    18984.95
  1997/07/31      26467.89                    23593.69                    34118.67                    19497.55
  1997/08/31      25744.40                    22863.47                    32207.35                    19331.82
  1997/09/30      26573.40                    23635.45                    33971.34                    19617.93
  1997/10/31      26136.29                    23387.99                    32836.70                    19902.39
  1997/11/30      26724.13                    23982.39                    34356.71                    19993.94
  1997/12/31      27116.03                    24295.48                    34946.61                    20195.88
  1998/01/31      27206.46                    24565.89                    35333.12                    20454.39
  1998/02/28      28415.66                    25452.97                    37881.35                    20438.02
  1998/03/31      29206.89                    26151.27                    39821.25                    20507.51
  1998/04/30      29189.69                    26348.97                    40221.85                    20614.15
  1998/05/31      29034.89                    26234.49                    39530.44                    20809.99
  1998/06/30      29585.31                    26867.79                    41136.17                    20986.87
  1998/07/31      29396.10                    26759.11                    40698.07                    21030.94
  1998/08/31      26712.78                    25011.47                    34813.94                    21373.75
  1998/09/30      27607.22                    26059.95                    37044.12                    21873.89
  1998/10/31      28811.28                    27074.72                    40057.29                    21757.96
  1998/11/30      29912.12                    27966.16                    42485.16                    21881.98
  1998/12/31      31133.38                    28816.33                    44933.16                    21947.63
IMATRL PRASUN   SHR__CHT 19981231 19990129 132913 R00000000000114

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager Portfolio - Service Class on September 30, 1989, shortly after the fund started. By December 31, 1998, the value of the investment would have grown to $31,133 - a 211.33% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index, would have grown to $44,933 over the same period - a 349.33% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,948 - a 119.48% increase. You can also look at how the Fidelity Asset Allocation Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (349.33%), Lehman Brothers Aggregate Bond Index (119.48%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (61.40%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $28,816 - a 188.16% increase.

* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                           % OF FUND'S INVESTMENTS

Wal-Mart Stores, Inc.       2.3

AT&T Corp.                  2.2

General Electric Co.        1.5

Fannie Mae                  1.4

Lucent Technologies, Inc.   1.4

TOP FIVE BOND ISSUERS AS OF DECEMBER 31, 1998

(WITH MATURITIES MORE THAN    % OF FUND'S INVESTMENTS
ONE YEAR)

Fannie Mae                     5.4

U.S. Treasury Bond             2.4

Government National Mortgage   1.3
Association

U.S. Treasury Notes            1.0

Federal Home Loan Bank         0.4

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
Row: 1, Col: 1, Value: 12.4
Row: 1, Col: 2, Value: 30.9
Row: 1, Col: 3, Value: 56.7
Stock class  58.2%
Bond class  30.8%
Short-term class  11.0%
*FOREIGN INVESTMENTS  3.7%

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Asset
Manager Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, DICK?

A. For the year that ended December 31, 1998, the fund lagged the 18.61% return of the Fidelity Asset Allocation Composite Index - which combines the performance of three indexes - for the same period.

Q. WHY DID THE FUND LAG ITS BENCHMARK INDEX?

A. While the fund's stocks generally performed well, they underperformed the Standard & Poor's 500 Index, the equity index that is included in the fund's benchmark. Specifically, the fund was underweighted relative to the S&P in the narrow group of stocks that drove the performance of the S&P 500. Instead, the fund's equity specialist, Steven Snider, focused on stocks with lower valuations and market capitalizations. In addition, the fund was hurt by its investments in high-yield bonds. These securities are not included in the composite index - the bond component is represented by the Lehman Brothers Aggregate Bond Index , which comprises only investment-grade securities - but have been a key component to our strategy and have helped the fund's performance during the past few years. Unfortunately, this asset class suffered from the significant flight to quality in the third quarter of 1998.

Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND'S ASSET ALLOCATION?

A. The fund started the year overweighted in stocks, and, on average, maintained that overweighted position throughout the year. However, I pursued more cautious tactics in the summer, when both the stock and bond markets experienced a great deal of turmoil. At that time, I reduced the fund's equity allocation and increased its stake in investment-grade bonds. When the markets started to settle down at the tail end of the third quarter, I ramped up the fund's equity investments again, taking profits on investment-grade issues that had performed well. I also added to the fund's investments in high-yield bonds. Prices in that sector reflected worst-case scenarios that we felt were unrealistic given the underlying strength of the U.S. economy.

Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT PERFORMANCE?

A. Overall, it had a positive effect. Stocks performed best among the asset classes, and, as I mentioned, the fund on average maintained an overweighted position in equities relative to its neutral mix, which calls for 50% to be invested in stocks. Concurrently, the fund also benefited from maintaining underweighted positions in bonds and short-term/money market instruments, which make up 40% and 10% of its neutral mix, respectively.

Q. HOW DID THE FIXED-INCOME AND SHORT-TERM PORTIONS OF THE FUND
PERFORM?

A. The investment-grade portion of the fund - which Charlie Morrison helps me manage - slightly underperformed the Lehman Brothers Aggregate Bond Index. The story there was a flight to quality. Investors from around the globe flocked to U.S. Treasury securities because they are perceived to be the safest haven from economic and financial turmoil. All other sectors of the investment-grade market posted much poorer relative performance. The fund was hurt by being underweighted in Treasuries relative to the index. Still, the fund did benefit from strong security selection in its non-Treasury investments. Unfortunately, the fund's high-yield investments hurt its relative performance. Nevertheless, the securities chosen by Fred Hoff
- who helps me manage the high-yield portion of the fund - performed better than the high-yield market as a whole. John Todd, who helps look after the fund's short-term investments, obtained a return advantage relative to the short-term component of the composite index by emphasizing shorter-term, high-quality issues.

Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD? WHICH DISAPPOINTED?

A. On the plus side, Lucent Technologies increased its market share and consistently beat earnings expectations. AT&T did the same, amid a successful cost-cutting campaign. Wal-Mart and Home Depot maintained their market dominance through, among other factors, excellent distribution systems. On the negative side, Allstate had difficulty rebounding from share price drops from August through October, when companies in the financial sector generally suffered. And RJR Nabisco was hurt because it was the dominant player in the tobacco industry in Russia.

Q. WHAT'S YOUR OUTLOOK?

A. We continue to see the same trends that have characterized the past few years: low inflation, a positive interest-rate environment and decelerating corporate earnings. Further, it appears economic growth will continue in early 1999, but stands a chance to moderate as the year progresses. We'll probably see modest earnings growth, amid a backdrop of continued investor interest in the markets. I believe the U.S. will continue to be an appealing market relative to other global alternatives.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark)FUND FACTS

GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world

START DATE: September 6, 1989

SIZE: as of December 31, 1998, more than $4.9 billion

MANAGER: Richard Habermann, since 1996; joined
Fidelity in 1968

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 55.5%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.0%

AEROSPACE & DEFENSE - 1.6%

AlliedSignal, Inc.                503,700                    $ 22,320,206

Cordant Technologies, Inc.        142,800                     5,355,000

Goodrich (B.F.) Co.               70,000                      2,511,250

Sundstrand Corp.                  184,600                     9,576,125

United Technologies Corp.         351,700                     38,247,375

                                                              78,009,956

DEFENSE ELECTRONICS - 0.4%

Litton Industries, Inc. (a)       108,100                     7,053,525

Northrop Grumman Corp.            197,400                     14,434,875

                                                              21,488,400

SHIP BUILDING & REPAIR - 0.0%

Avondale Industries, Inc.         20,500                      594,500

TOTAL AEROSPACE & DEFENSE                                     100,092,856

BASIC INDUSTRIES - 0.8%

CHEMICALS & PLASTICS - 0.4%

Engelhard Corp.                   125,900                     2,455,051

FMC Corp. (a)                     146,400                     8,198,400

Millennium Chemicals, Inc.        269,600                     5,358,300

Solutia, Inc.                     126,300                     2,825,963

                                                              18,837,714

IRON & STEEL - 0.1%

USX-U.S. Steel Group              100,000                     2,300,000

PACKAGING & CONTAINERS - 0.2%

Owens-Illinois, Inc. (a)          376,000                     11,515,000

PAPER & FOREST PRODUCTS - 0.1%

Louisiana-Pacific Corp.           285,000                     5,219,063

TOTAL BASIC INDUSTRIES                                        37,871,777

CONSTRUCTION & REAL ESTATE -
1.0%

BUILDING MATERIALS - 0.3%

Fortune Brands, Inc.              160,000                     5,060,000

USG Corp.                         90,000                      4,584,375

Vulcan Materials Co.              25,700                      3,381,156

                                                              13,025,531

CONSTRUCTION - 0.6%

Centex Corp.                      151,400                     6,822,463

D.R. Horton, Inc.                 189,224                     4,352,152

Fleetwood Enterprises, Inc.       351,981                     12,231,340

Kaufman & Broad Home Corp.        260,500                     7,489,375

                                                              30,895,330

ENGINEERING - 0.1%

Fluor Corp.                       175,000                     7,448,438

TOTAL CONSTRUCTION & REAL                                     51,369,299
ESTATE



                                 SHARES                      VALUE (NOTE 1)

DURABLES - 2.6%

AUTOS, TIRES, & ACCESSORIES -
2.1%

Dana Corp.                        80,300                     $ 3,282,263

Ford Motor Co.                    981,600                     57,607,650

General Motors Corp.              646,790                     46,285,909

                                                              107,175,822

CONSUMER ELECTRONICS - 0.3%

Maytag Corp.                      225,000                     14,006,250

HOME FURNISHINGS - 0.2%

Ethan Allen Interiors, Inc.       94,900                      3,890,900

Furniture Brands                  153,400                     4,180,150
International, Inc. (a)

                                                              8,071,050

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp.       8,445                       211,125
Class B

TOTAL DURABLES                                                129,464,247

ENERGY - 2.1%

ENERGY SERVICES - 0.1%

McDermott International, Inc.     267,000                     6,591,563

OIL & GAS - 2.0%

British Petroleum PLC ADR         3,021                       286,995

Coastal Corp. (The)               377,800                     13,199,388

Exxon Corp.                       841,900                     61,563,938

Royal Dutch Petroleum Co.         119,200                     5,706,698
(Hague Registry)

Sunoco, Inc.                      175,000                     6,310,938

Tosco Corp.                       363,800                     9,413,325

                                                              96,481,282

TOTAL ENERGY                                                  103,072,845

FINANCE - 8.7%

BANKS - 2.0%

BankBoston Corp.                  361,200                     14,064,225

Chase Manhattan Corp.             674,800                     45,928,575

Comerica, Inc.                    71,400                      4,868,588

Commerce Bancshares, Inc.         1,927                       81,898

Firstar Corp.                     70,000                      6,527,500

National City Corp.               159,003                     11,527,718

SunTrust Banks, Inc.              236,500                     18,092,250

                                                              101,090,754

CREDIT & OTHER FINANCE - 0.6%

Equitable Companies (The),        202,000                     11,690,750
Inc.

Fleet Financial Group, Inc.       196,500                     8,781,094

Providian Financial Corp.         85,950                      6,446,250

                                                              26,918,094

FEDERAL SPONSORED CREDIT - 2.3%

Fannie Mae                        947,390                     70,106,860

Freddie Mac                       509,800                     32,850,238

SLM Holding Corp.                 239,000                     11,472,000

                                                              114,429,098

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 3.3%

Allmerica Financial Corp.         87,300                     $ 5,052,488

Allstate Corp.                    1,120,400                   43,275,450

CIGNA Corp.                       637,600                     49,294,450

Conseco, Inc.                     798,900                     24,416,381

Financial Security  Assurance     37,300                      2,023,525
Holdings Ltd.

ING Groep NV sponsored ADR        4,145                       257,767

Lincoln National Corp.            73,800                      6,037,763

MGIC Investment Corp.             127,400                     5,072,113

Old Republic International        183,150                     4,120,875
Corp.

Orion Capital Corp.               40,800                      1,624,350

SunAmerica, Inc.                  252,100                     20,451,613

                                                              161,626,775

SECURITIES INDUSTRY - 0.5%

Crestline Capital Corp. (a)       54,590                      798,379

Lehman Brothers Holdings,         534,500                     23,551,406
Inc.

                                                              24,349,785

TOTAL FINANCE                                                 428,414,506

HEALTH - 6.1%

DRUGS & PHARMACEUTICALS - 4.0%

Amgen, Inc. (a)                   143,200                     14,973,350

Lilly (Eli) & Co.                 223,200                     19,836,900

Mylan Laboratories, Inc.          260,000                     8,190,000

Pfizer, Inc.                      532,200                     66,757,838

Schering-Plough Corp.             995,400                     54,995,850

Warner-Lambert Co.                464,000                     34,887,000

                                                              199,640,938

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Allegiance Corp.                  26,360                      1,229,035

Guidant Corp.                     587,400                     64,760,850

                                                              65,989,885

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Integrated Health Services,       168,500                     2,380,063
Inc.

Lincare Holdings, Inc. (a)        200,000                     8,112,500

PacifiCare Health Systems,        169,200                     13,451,400
Inc.  Class B (a)

Wellpoint Health Networks,        150,000                     13,050,000
Inc. (a)

                                                              36,993,963

TOTAL HEALTH                                                  302,624,786

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.8%

ELECTRICAL EQUIPMENT - 2.0%

General Electric Co.              732,700                     74,781,194

General Instrument Corp. (a)      188,900                     6,410,794

Honeywell, Inc.                   240,000                     18,075,000

                                                              99,266,988



                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

Caterpillar, Inc.                 528,000                    $ 24,288,000

Coltec Industries, Inc. (a)       259,400                     5,058,300

Ingersoll-Rand Co.                463,200                     21,741,450

Mark IV Industries, Inc.          173,100                     2,250,300

Tyco International Ltd.           353,100                     26,636,981

                                                              79,975,031

POLLUTION CONTROL - 0.2%

Waste Management, Inc.            231,700                     10,803,013

TOTAL INDUSTRIAL MACHINERY &                                  190,045,032
EQUIPMENT

MEDIA & LEISURE - 1.5%

BROADCASTING - 0.0%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        2,920                       23,360
 .47) (a)

warrants 1/15/07 (CV ratio        860                         9,030
 .6) (a)

Nielsen Media Research, Inc.      28,066                      505,188
(a)

NTL, Inc. warrants 12/31/08       3,742                       56,130
(a)

                                                              593,708

ENTERTAINMENT - 0.3%

Alliance Gaming Corp. (a)(k)      3,030                       5,000

Carnival Corp.                    168,500                     8,088,000

Tele-Communications, Inc.         260,712                     6,143,026
(TCI Ventures Group) Series
A (a)

                                                              14,236,026

LEISURE DURABLES & TOYS - 0.1%

Harley-Davidson, Inc.             84,200                      3,988,975

LODGING & GAMING - 0.3%

Aladdin Gaming Enterprises,       23,800                      238
Inc. warrants 3/1/10 (a)(f)

Fitzgeralds South, Inc.           420                         0
warrants 3/15/99 (a)(f)

Host Marriott Corp.               545,900                     7,540,244

International Game Technology     251,900                     6,124,319
Corp.

                                                              13,664,801

PUBLISHING - 0.8%

Gannet, Inc.                      324,500                     21,477,844

Knight-Ridder, Inc.               128,700                     6,579,788

New York Times Co. (The)          219,200                     7,603,500
Class A

World Color Press, Inc. (a)       68,100                      2,072,794

                                                              37,733,926

RESTAURANTS - 0.0%

Brinker International, Inc.       93,800                      2,708,475
(a)

TOTAL MEDIA & LEISURE                                         72,925,911

NONDURABLES - 3.5%

BEVERAGES - 0.4%

Anheuser-Busch Companies,         75,800                      4,974,375
Inc.

Canandaigua Brands, Inc.          51,600                      2,983,125
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Coors (Adolph) Co. Class B        106,800                    $ 6,027,525

PepsiCo, Inc.                     159,400                     6,525,438

                                                              20,510,463

FOODS - 1.0%

Flowers Industries, Inc.          170,300                     4,076,556

Heinz (H.J.) Co.                  600,000                     33,975,000

Quaker Oats Co.                   202,400                     12,042,800

                                                              50,094,356

HOUSEHOLD PRODUCTS - 0.6%

Avon Products, Inc.               131,300                     5,810,025

Clorox Co.                        115,000                     13,433,438

Nu Skin Enterprises, Inc.         61,300                      1,448,213
Class A (a)

Premark International, Inc.       34,500                      1,194,563

Procter & Gamble Co.              84,100                      7,679,381

                                                              29,565,620

TOBACCO - 1.5%

Philip Morris Companies, Inc.     1,139,500                   60,963,250

RJR Nabisco Holdings Corp.        353,930                     10,507,297

Universal Corp.                   68,900                      2,420,113

                                                              73,890,660

TOTAL NONDURABLES                                             174,061,099

RETAIL & WHOLESALE - 6.2%

APPAREL STORES - 0.6%

Gap, Inc.                         172,350                     9,694,688

TJX Companies, Inc.               747,700                     21,683,300

                                                              31,377,988

GENERAL MERCHANDISE STORES -
2.8%

Dayton Hudson Corp.               147,500                     8,001,875

Federated Department Stores,      311,300                     13,561,006
Inc. (a)

Wal-Mart Stores, Inc.             1,402,400                   114,207,919

                                                              135,770,800

GROCERY STORES - 0.6%

Safeway, Inc. (a)                 458,000                     27,909,375

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.2%

Best Buy Co., Inc. (a)            248,300                     15,239,413

Home Depot, Inc.                  749,700                     45,872,269

Lowe's Companies, Inc.            358,600                     18,355,838

Office Depot, Inc. (a)            127,400                     4,705,838

Pier 1 Imports, Inc.              537,600                     5,208,000

Tandy Corp.                       504,600                     20,783,213

                                                              110,164,571

TOTAL RETAIL & WHOLESALE                                      305,222,734

SERVICES - 0.2%

PRINTING - 0.2%

Donnelley (R.R.) & Sons Co.       24,800                      1,086,550



                                 SHARES                      VALUE (NOTE 1)

United Stationers, Inc. (a)       112,000                    $ 2,912,000

Valassis Communications, Inc.     149,600                     7,723,100
(a)

                                                              11,721,650

TECHNOLOGY - 7.3%

COMMUNICATIONS EQUIPMENT - 1.7%

Globalstar Telecommunications     1,410                       84,600
Ltd. warrants 2/15/04 (a)(f)

Lucent Technologies, Inc.         637,000                     70,070,000

Tellabs, Inc. (a)                 191,300                     13,116,006

                                                              83,270,606

COMPUTER SERVICES & SOFTWARE
- 2.8%

BMC Software, Inc.                336,700                     15,004,194

Computer Sciences Corp.           147,400                     9,498,088

HBO & Co.                         733,800                     21,050,888

Microsoft Corp. (a)               195,000                     27,044,063

NCR Corp. (a)                     16,600                      693,050

Oracle Corp. (a)                  1,559,900                   67,270,688

                                                              140,560,971

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

International Business            105,100                     19,417,225
Machines Corp.

Lexmark International Group,      287,300                     28,873,650
Inc. (a)

Sun Microsystems, Inc. (a)        400,100                     34,258,563

Unisys Corp. (a)                  397,400                     13,685,463

Xerox Corp.                       78,800                      9,298,400

                                                              105,533,301

ELECTRONICS - 0.4%

Intel Corp.                       139,400                     16,527,613

Storage Technology Corp. (a)      84,200                      2,994,363

                                                              19,521,976

PHOTOGRAPHIC EQUIPMENT - 0.3%

Eastman Kodak Co.                 202,200                     14,558,400

TOTAL TECHNOLOGY                                              363,445,254

TRANSPORTATION - 2.1%

AIR TRANSPORTATION - 1.6%

AMR Corp. (a)                     647,600                     38,451,250

Comair Holdings, Inc.             195,100                     6,584,625

Southwest Airlines Co.            1,194,150                   26,793,741

US Airways Group, Inc. (a)        84,500                      4,394,000

Viad Corp.                        131,300                     3,988,238

                                                              80,211,854

RAILROADS - 0.3%

Burlington Northern Santa Fe      300,000                     10,125,000
Corp.

Trinity Industries, Inc.          87,600                      3,372,600

                                                              13,497,600

TRUCKING & FREIGHT - 0.2%

Airborne Freight Corp.            335,400                     12,095,363

TOTAL TRANSPORTATION                                          105,804,817

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - 7.6%

CELLULAR - 0.0%

McCaw International Ltd.          8,150                      $ 40,750
warrants 4/15/07 (a)(f)

ELECTRIC UTILITY - 2.2%

Baltimore Gas & Electric Co.      219,500                     6,777,063

Central & South West Corp.        200,000                     5,487,500

Dominion Resources, Inc.          120,000                     5,610,000

DTE Energy Co.                    210,000                     9,003,750

Edison International              270,500                     7,540,188

Energy East Corp.                 332,400                     18,780,600

Entergy Corp.                     377,900                     11,762,138

FPL Group, Inc.                   148,100                     9,126,663

GPU, Inc.                         212,300                     9,381,006

Houston Industries, Inc.          377,800                     12,136,825

Pinnacle West Capital Corp.       168,000                     7,119,000

Public Service Enterprise         170,100                     6,804,000
Group, Inc.

                                                              109,528,733

GAS - 0.1%

KeySpan Energy                    143,176                     4,438,456

TELEPHONE SERVICES - 5.3%

Ameritech Corp.                   671,900                     42,581,663

AT&T Corp.                        1,480,200                   111,385,050

BellSouth Corp.                   899,600                     44,867,550

Pathnet, Inc. warrants            5,170                       51,700
4/15/08 (a)(f)

SBC Communications, Inc.          460,000                     24,667,500

U.S. WEST, Inc.                   590,800                     38,180,450

                                                              261,733,913

TOTAL UTILITIES                                               375,741,852

TOTAL COMMON STOCKS                                           2,751,878,665
(Cost $2,050,450,469)

NONCONVERTIBLE PREFERRED
STOCKS - 1.2%



CONSTRUCTION & REAL ESTATE -
0.2%

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

California Federal Preferred      231,349                     5,812,644
Capital Corp. $2.28

Crown America Realty Trust        12,358                      603,997
Series A, $5.50

Walden Residential                49,000                      1,065,750
Properties, Inc. $2.30

                                                              7,482,391

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.0%

Fresenius Medical Care            1,053                       1,056,060
Capital Trust II 7.875%



                                 SHARES                      VALUE (NOTE 1)

INSURANCE - 0.1%

American Annuity Group            1,490                      $ 1,460,200
Capital Trust II 8.875%

SIG Capital Trust I 9.5%          2,174                       1,885,310

                                                              3,345,510

TOTAL FINANCE                                                 4,401,570

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.4%

Adelphia Communications Corp.     11,243                      1,309,810
$13.00

CSC Holdings, Inc. 11.125%        90,476                      10,088,074
pay-in-kind

Echostar Communications Corp.     2,189                       2,531,031
12.125% pay-in-kind

Granite Broadcasting Corp.        2,337                       2,103,300
12.75% pay-in-kind

SFX Broadcasting, Inc.            14,334                      1,763,082
12.625% pay-in-kind

Sinclair Capital 11.625%          28,380                      3,022,470

                                                              20,817,767

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

$9.20                             30,214                      2,930,758

Series D, $10.00                  31,050                      3,205,913

                                                              6,136,671

TOTAL MEDIA & LEISURE                                         26,954,438

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings     20,000                      420,000
Corp. $3.52 pay-in-kind (a)

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications,        2,163                       2,179,223
Inc. 13.5% pay-in-kind (a)

UTILITIES - 0.3%

CELLULAR - 0.2%

Nextel Communications, Inc.       10,951                      9,855,900
11.125% pay-in-kind (a)

TELEPHONE SERVICES - 0.1%

Hyperion Telecommunication,       2,262                       1,798,290
Inc. 12.875% pay-in-kind

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

IXC Communications, Inc.          1,665                      $ 1,681,650
12.5% pay-in-kind

NEXTLINK Communications, Inc.     62,609                      3,255,668
14% pay-in-kind

                                                              6,735,608

TOTAL UTILITIES                                               16,591,508

TOTAL NONCONVERTIBLE                                          58,029,130
PREFERRED STOCKS
(Cost $58,881,004)


CORPORATE BONDS - 16.5%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.1%

HEALTH - 0.1%

DRUGS & PHARMACEUTICALS - 0.0%

Integrated Process Equipment      B-        $ 1,370,000                      991,538
Corp. 6.25% 9/15/04 (f)

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Tenet Healthcare Corp. 6%         B1         2,720,000                       2,339,200
12/1/05

TOTAL HEALTH                                                                 3,330,738

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         2,210,000                       2,055,300
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Sports Authority, Inc. 5.25%      B2         1,490,000                       997,369
9/15/01

TOTAL CONVERTIBLE BONDS                                                      6,383,407

NONCONVERTIBLE BONDS - 16.4%

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 5.95% 3/15/01        Baa1       4,500,000                       4,539,510

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         3,830,000                       4,050,225
Inc. 9.25% 12/1/06

TOTAL AEROSPACE & DEFENSE                                                    8,589,735



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE  (NOTE 1)

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.0%

Huntsman Corp. 9.5% 7/1/07 (f)    B2        $ 2,100,000                     $ 2,094,750

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc.:

7.15% 5/15/05                     Ba1        8,430,000                       8,471,543

7.8% 5/15/18                      Ba1        4,350,000                       4,388,389

                                                                             12,859,932

TOTAL BASIC INDUSTRIES                                                       14,954,682

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.0%

American Standard Cos., Inc.      Ba3        1,810,000                       1,828,100
7.375% 4/15/05

CONSTRUCTION - 0.0%

U.S. Home Corp. 8.88% 8/15/07     B1         600,000                         612,000

REAL ESTATE - 0.1%

LNR Property Corp. 9.375%         B1         2,680,000                       2,572,800
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

CenterPoint Properties Trust      Baa2       1,590,000                       1,510,277
6.75% 4/1/05

EOP Operating LP:

6.375% 2/15/03                    Baa1       3,600,000                       3,554,064

6.75% 2/15/08                     Baa1       1,590,000                       1,563,447

Weeks Realty LP 6.875% 3/15/05    Baa2       2,950,000                       2,733,175

                                                                             9,360,963

TOTAL CONSTRUCTION & REAL                                                    14,373,863
ESTATE

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Blue Bird Body Co. 10.75%         B2         1,375,000                       1,416,250
11/15/06

Federal-Mogul Corp. 7.875%        Ba2        5,220,000                       5,340,582
7/1/10

Oshkosh Truck Co.  8.75%          B3         2,010,000                       2,010,000
3/1/08

                                                                             8,766,832

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co.     B3         1,830,000                       1,281,000
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3         1,280,000                       1,257,600
6/15/07

TEXTILES & APPAREL - 0.3%

Levi Strauss & Co. 7% 11/1/06     Baa3       7,700,000                       7,057,050
(f)

Unifi, Inc. 6.5% 2/1/08           A3         2,940,000                       2,912,070

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE  (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

WestPoint Stevens, Inc.:

7.875% 6/15/05                    Ba3       $ 740,000                       $ 750,175

7.875% 6/15/08                    Ba3        1,280,000                       1,296,000

Worldtex, Inc. 9.625% 12/15/07    B1         2,610,000                       2,270,700

                                                                             14,285,995

TOTAL DURABLES                                                               25,591,427

ENERGY - 0.4%

COAL - 0.0%

P&L Coal Holdings Corp.           B2         2,640,000                       2,686,200
9.625% 5/15/08

ENERGY SERVICES - 0.0%

R&B Falcon Corp. 9.5%             Ba1        1,040,000                       1,040,000
12/15/08 (f)

OIL & GAS - 0.4%

Chesapeake Energy Corp.           B3         1,950,000                       1,462,500
9.625% 5/1/05

Gulf Canada Resources Ltd.        Ba1        2,250,000                       2,216,250
8.375% 11/15/05

Occidental Petroleum Corp.:

6.39% 11/9/00                     Baa3       1,000,000                       1,010,450

10.94% 5/17/00                    Baa3       2,700,000                       2,888,865

Oryx Energy Co.:

8% 10/15/03                       Ba1        1,670,000                       1,755,855

8.125% 10/15/05                   Ba1        665,000                         712,681

8.375% 7/15/04                    Ba1        1,770,000                       1,892,289

Petro-Canada, Inc. 7% 11/15/28    A3         2,940,000                       2,899,193

Petroleum Geo-Services ASA        Baa3       4,260,000                       3,980,501
7.125% 3/30/28

                                                                             18,818,584

TOTAL ENERGY                                                                 22,544,784

FINANCE - 4.2%

BANKS - 1.3%

BankBoston Companies 6.625%       A3         1,700,000                       1,735,870
2/1/04

BankBoston NA 6.375% 3/25/08      A2         1,400,000                       1,404,508

BanPonce Corp. 6.665% 3/5/01      A3         4,450,000                       4,488,893

BanPonce Financial Corp.          A3         2,000,000                       2,050,300
7.72% 4/13/00

Barclays Bank PLC yankee          A1         9,250,000                       9,312,900
5.95% 7/15/01

Capital One Bank:

6.375% 2/15/03                    Baa3       3,570,000                       3,557,219

6.42% 11/12/99                    Baa3       4,900,000                       4,887,456

8.125% 3/1/00                     Baa3       5,500,000                       5,579,915



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE  (NOTE 1)

Capital One Financial Corp.       Ba1       $ 4,320,000                     $ 4,282,934
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         8,340,000                       8,367,939
6/15/08 (f)(i)

Fleet/Norstar Financial           A3         2,400,000                       2,642,136
Group, Inc. 9.9% 6/15/01

Huntington National Bank          A1         2,560,000                       2,571,827
5.875% 1/15/01

NB Capital Trust IV 8.25%         Aa2        2,650,000                       3,004,093
4/15/27

Provident Bank 6.125% 12/15/00    A3         1,740,000                       1,752,406

Providian National Bank 6.7%      Baa3       3,060,000                       3,094,792
3/15/03

Signet Banking Corp. 9.625%       A2         790,000                         803,090
6/1/99

Summit Bancorp 8.625% 12/10/02    BBB+       1,730,000                       1,916,408

Union Planters National Bank      A3         3,500,000                       3,571,750
6.81% 8/20/01

                                                                             65,024,436

CREDIT & OTHER FINANCE - 2.3%

Ahmanson Capital Trust I          A3         4,250,000                       4,759,958
8.36% 12/1/26 (f)

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       5,200,000                       5,129,228

7.5% 11/15/00                     Baa3       5,450,000                       5,516,708

BankAmerica Capital II Series     Aa2        2,980,000                       3,287,387
2, 8% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         6,450,000                       6,917,754

Countrywide Funding Corp.         A3         3,950,000                       4,016,044
6.45% 2/27/03

ERP Operating LP 6.55%            A3         1,500,000                       1,501,515
11/15/01

Farmers Insurance Exchange        A2         2,740,000                       2,742,356
Capital 7.05% 7/15/28 (f)

Finova Capital Corp.:

6.12% 5/28/02                     Baa1       2,000,000                       1,999,700

6.44% 11/6/01                     Baa1       5,500,000                       5,549,060

First Security Capital I          A3         1,690,000                       1,864,357
8.41% 12/15/26

Ford Motor Credit Co.:

global 7% 9/25/01                 A1         12,500,000                      13,006,500

5.73% 2/23/00                     A1         3,250,000                       3,267,420

General Electric Capital          Aaa        7,000,000                       7,026,740
Corp. 6.94% 4/13/09 (e)

GS Escrow Corp.:

7% 8/1/03                         Ba1        2,140,000                       2,097,029

7.125% 8/1/05                     Ba1        7,600,000                       7,460,464

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Heller Financial, Inc.:

6.25% 3/1/01                      A3        $ 4,940,000                     $ 4,992,957

7.875% 11/1/99                    A3         5,050,000                       5,138,981

KeyCorp Institutional Capital     A1         3,600,000                       3,942,288
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        1,620,000                       1,328,400

7.6% 8/1/07                       Ba1        4,080,000                       2,937,600

7.875% 8/1/03                     Ba1        70,000                          56,000

Mellon Capital I 7.72% 12/1/26    A2         2,000,000                       2,164,420

Money Store, Inc. 7.3% 12/1/02    A2         2,550,000                       2,680,688

Nordstrom Credit, Inc. 7.25%      A2         3,500,000                       3,685,640
4/30/02

PNC Funding Corp. 6.875%          A3         2,020,000                       2,107,749
3/1/03

Premier Auto Trust 5.45%                     2,270,613                       2,273,451
6/8/99

U.S. Bancorp 8.09% 11/15/26       A1         2,980,000                       3,268,911

UNICCO Service Co./UNICCO         B3         2,390,000                       2,306,350
Finance Corp. 9.875% 10/15/07

                                                                             113,025,655

SAVINGS & LOANS - 0.3%

Chevy Chase Savings Bank FSB      B1         1,560,000                       1,560,000
9.25% 12/1/08

Great Western Finance Trust       A3         3,780,000                       4,264,218
II 8.206% 2/1/27

Great Western Financial Corp.     A3         2,000,000                       2,157,800
8.6% 2/1/02

Home Savings of America FSB       A3         2,830,000                       2,878,421
6.5% 8/15/04

Long Island Savings  Bank FSB:

6.2% 4/2/01                       Baa3       3,770,000                       3,761,857

7% 6/13/02                        Baa3       3,400,000                       3,468,476

                                                                             18,090,772

SECURITIES INDUSTRY - 0.3%

Amvescap PLC:

yankee 6.375% 5/15/03             A3         2,200,000                       2,236,652

yankee 6.6% 5/15/05               A3         1,650,000                       1,690,458



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Morgan Stanley, Dean Witter,      -         $ 10,500,000                    $ 10,500,000
Discover & Co. 4.8% 1/15/99
(i)

                                                                             14,427,110

TOTAL FINANCE                                                                210,567,973

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Graham-Field Health Products,     Caa1       2,410,000                       1,590,600
Inc. 9.75% 8/15/07

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       2,330,000                       2,027,100
4/15/08

Tenet Healthcare Corp.:

8.125% 12/1/08 (f)                Ba3        1,300,000                       1,332,500

8.625% 1/15/07                    Ba3        4,320,000                       4,514,400

                                                                             7,874,000

TOTAL HEALTH                                                                 9,464,600

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

ELECTRICAL EQUIPMENT - 0.0%

Motors & Gears, Inc. 10.75%       B3         430,000                         440,750
11/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Bucyrus International, Inc.       B1         3,430,000                       2,864,050
9.75% 9/15/07

Roller Bearing Holding, Inc.      -          3,550,000                       1,775,000
0% 6/15/09 (d)(f)

Thermadyne Manufacturing LLC      B3         830,000                         755,300
9.875% 6/1/08

Tyco International Group SA
yankee:

6.125% 6/15/01                    Baa1       6,860,000                       6,926,062

6.375% 6/15/05                    Baa1       2,665,000                       2,716,648

                                                                             15,037,060

POLLUTION CONTROL - 0.2%

Allied Waste North America,       Ba2        870,000                         880,875
Inc. 7.625% 1/1/06 (f)

Envirosource, Inc. 9.75%          B3         870,000                         787,350
6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Baa3       2,100,000                       2,115,981

7.1% 8/1/26                       Baa3       4,610,000                       4,907,806

8.25% 11/15/99                    Baa3       1,320,000                       1,347,298

                                                                             10,039,310

TOTAL INDUSTRIAL MACHINERY &                                                 25,517,120
EQUIPMENT

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - 4.6%

BROADCASTING - 3.0%

ACME Television LLC/ACME          B3        $ 1,740,000                     $ 1,387,650
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

9.5% 2/15/04 pay-in-kind          B2         6,111,175                       6,248,004

9.875% 3/1/07                     B2         4,280,000                       4,729,400

Ascent Entertainment Group,       B3         1,990,000                       1,194,000
Inc. 0% 12/15/04 (d)

Avalon Cable Michigan,            B3         1,680,000                       1,713,600
Inc./Avalon Cable New
England/Avalon Cable
Finance, Inc. 9.375% 12/1/08
(f)

Century  Communications Corp.:

0% 1/15/08                        Ba3        10,760,000                      5,487,600

8.75% 10/1/07                     Ba3        1,170,000                       1,287,000

Chancellor Media Corp. 9%         B1         3,565,000                       3,752,163
10/1/08 (f)

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       3,450,000                       3,353,745

7.25% 10/15/27                    Baa3       1,950,000                       1,951,560

Comcast UK Cable Partners         B2         3,360,000                       2,839,200
Ltd. 0% 11/15/07 (d)

Continental  Cablevision, Inc.:

8.3% 5/15/06                      Baa3       2,145,000                       2,380,113

8.625% 8/15/03                    Baa3       2,790,000                       3,058,342

CSC Holdings, Inc.:

7.875% 12/15/07                   Ba2        400,000                         421,040

9.25% 11/1/05                     B1         1,370,000                       1,465,900

9.875% 5/15/06                    B1         1,600,000                       1,752,000

10.5% 5/15/16                     B1         1,850,000                       2,173,750

Diamond Cable Communications      B3         1,480,000                       1,221,000
PLC yankee 0% 12/15/05 (d)

EchoStar Communications Corp.     B2         890,000                         910,025
0% 6/1/04 (d)

Echostar Satellite                B3         1,030,000                       1,030,000
Broadcasting Corp. 0%
3/15/04 (d)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (d)                    B2         8,060,000                       5,420,350

8.375% 4/15/10                    B2         1,790,000                       1,807,900

FrontierVision Holdings           Caa1       3,520,000                       2,895,200
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FrontierVision Operating          B3        $ 4,740,000                     $ 5,267,325
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky Systems, Inc.          B3         1,200,000                       1,248,000
12.375% 8/1/06 (f)

Granite Broadcasting Corp.:

8.875% 5/15/08                    B3         2,375,000                       2,262,188

9.375% 12/1/05                    B3         2,955,000                       2,895,900

10.375% 5/15/05                   B3         860,000                         868,600

Hearst-Argyle Television,         Baa3       2,590,000                       2,702,328
Inc. 7.5% 11/15/27

Intermedia Capital Partners       B2         1,362,000                       1,532,250
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

International Cabletel, Inc.      B3         1,850,000                       1,498,500
0% 2/1/06 (d)

Iridium Operating LLC/Iridium     B3         4,220,000                       3,629,200
Capital Corp. 11.25% 7/15/05

Lenfest Communications, Inc.      B2         880,000                         906,400
8.25% 2/15/08

NTL, Inc.:

0% 4/1/08 (d)                     B3         8,075,000                       4,986,313

10% 2/15/07                       B3         2,310,000                       2,379,300

11.5% 10/1/08 (f)                 B3         3,640,000                       3,913,000

Olympus Communications            B1         1,160,000                       1,276,000
LP/Olympus Capital Corp.
10.625% 11/15/06

Orion Network Systems, Inc.       B2         1,630,000                       1,010,600
0% 1/15/07 (d)

Pegasus Communications Corp.      B3         1,345,000                       1,331,550
9.625% 10/15/05

Renaissance Media Group           B3         2,470,000                       1,667,250
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (d)

Rogers Cablesystems Ltd.          B2         1,800,000                       2,115,000
yankee 11% 12/1/15

Satelites Mexicanos SA de CV      B3         3,590,000                       2,872,000
10.125% 11/1/04

TCI Communications, Inc.:

9.25% 4/15/02                     Baa3       3,000,000                       3,335,850

9.8% 2/1/12                       Baa3       4,550,000                       6,075,888

TCI Communications Financing      Ba2        4,360,000                       5,319,200
III 9.65% 3/31/27

TCI Communications, Inc.:

6.46% 3/6/00                      Baa3       6,570,000                       6,652,585

8.75% 8/1/15                      Baa3       4,160,000                       5,167,926

Telewest Communications PLC       B1         710,000                         798,750
11.25% 11/1/08 (f)

Telewest PLC:

yankee 9.625% 10/1/06             B1         680,000                         707,200

0% 10/1/07 (d)                    B1         8,930,000                       7,411,900

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Time Warner, Inc.:

6.625% 5/15/29                    Baa3      $ 3,410,000                     $ 3,469,539

6.875% 6/15/18                    Baa3       2,500,000                       2,618,900

8.18% 8/15/07                     Baa3       2,710,000                       3,139,671

UIH Australia/Pacific, Inc.       B2         1,530,000                       742,050
Series B 0% 5/15/06 (d)

United International              B3         6,490,000                       3,504,600
Holdings, Inc. 0% 2/15/08 (d)

                                                                             151,785,305

ENTERTAINMENT - 0.7%

AMC Entertainment, Inc. 9.5%      B2         3,290,000                       3,355,800
3/15/09

Bally Total Fitness  Holding
Corp.:

9.875% 10/15/07                   B3         1,960,000                       1,920,800

9.875% 10/15/07 (f)               B3         3,680,000                       3,606,400

Cinemark USA, Inc. 8.5% 8/1/08    B2         3,255,000                       3,198,038

Paramount Communications,         Baa3       1,785,000                       1,862,701
Inc. 7.5% 1/15/02

Premier Parks, Inc. 0% 4/1/08     B3         3,040,000                       2,059,600
(d)

Regal Cinemas, Inc. 8.875%        B3         5,950,000                       5,890,500
12/15/10 (f)

United Artists Theatre Co.        Caa1       2,150,000                       2,064,000
9.75% 4/15/08

Viacom, Inc. 7.75% 6/1/05         Baa3       8,727,000                       9,467,311

                                                                             33,425,150

LODGING & GAMING - 0.4%

Aladdin Gaming                    Caa2       2,380,000                       618,800
Holdings/Aladdin Capital
Corp. 0% 3/1/10 (d)

Circus Circus  Enterprises,
Inc.:

7.625% 7/15/13                    Ba2        1,040,000                       915,200

9.25% 12/1/05                     Ba2        820,000                         832,300

Courtyard by Marriott II          B-         1,190,000                       1,228,675
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        2,070,000                       2,023,425

7.875% 8/1/08                     Ba2        9,130,000                       8,856,100

8.45% 12/1/08                     Ba2        520,000                         520,000

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         1,770,000                       1,628,400

9.75% 10/1/07                     B3         1,890,000                       1,587,600



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Sun International Hotels          Ba3       $ 1,320,000                     $ 1,359,600
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                             19,570,100

PUBLISHING - 0.3%

Big Flower Press Holdings,        B2         1,730,000                       1,730,000
Inc. 8.625% 12/1/08 (f)

Garden State Newspapers, Inc.     B1         5,550,000                       5,577,750
Series B, 8.75% 10/1/09

News America Holdings, Inc.       Baa3       4,300,000                       4,625,854
7.7% 10/30/25

News America, Inc. 7.25%          Baa3       3,240,000                       3,310,243
5/18/18

                                                                             15,243,847

RESTAURANTS - 0.2%

Dominos, Inc. 10.375% 1/15/09     B3         2,410,000                       2,422,050
(f)

Host Marriott Travel Plazas,      Ba3        5,040,000                       5,153,400
Inc. 9.5% 5/15/05

Nebraska Restaurant, Inc.         B3         1,130,000                       1,141,300
10.75% 7/15/08

                                                                             8,716,750

TOTAL MEDIA & LEISURE                                                        228,741,152

NONDURABLES - 0.6%

BEVERAGES - 0.2%

Seagram Co. Ltd.:

yankee 6.875% 9/1/23              Baa3       620,000                         570,400

8.35% 1/15/22                     Baa3       390,000                         418,275

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       2,940,000                       2,922,360

7.6% 12/15/28                     Baa3       2,940,000                       2,950,290

                                                                             6,861,325

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       4,250,000                       4,507,763

HOUSEHOLD PRODUCTS - 0.1%

Revlon Consumer Products Corp.:

8.625% 2/1/08                     B3         4,560,000                       4,149,600

9% 11/1/06 (f)                    B2         2,160,000                       2,138,400

                                                                             6,288,000

TOBACCO - 0.2%

Philip Morris  Companies, Inc.:

6.95% 6/1/06                      A2         4,420,000                       4,707,256

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

TOBACCO - CONTINUED

Philip Morris Companies,
Inc.: - continued

7% 7/15/05                        A2        $ 3,710,000                     $ 3,945,177

7.25% 9/15/01                     A2         1,450,000                       1,513,641

                                                                             10,166,074

TOTAL NONDURABLES                                                            27,823,162

RETAIL & WHOLESALE - 0.9%

APPAREL STORES - 0.1%

AnnTaylor, Inc. 8.75% 6/15/00     B3         2,690,000                       2,716,900

DRUG STORES - 0.1%

Rite Aid Corp. 6% 12/15/05 (f)    Baa1       5,500,000                       5,500,000

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp. 7.5%          A3         3,500,000                       3,852,625
7/15/06

Federated Department Stores,      Baa2       3,000,000                       3,091,110
Inc. 6.79% 7/15/27

K mart Corp.:

7.75% 10/1/12                     Ba2        240,000                         241,200

12.5% 3/1/05                      Ba2        2,510,000                       3,143,775

Saks Holdings, Inc. 8.25%         Baa3       1,260,000                       1,335,600
11/15/08

                                                                             11,664,310

GROCERY STORES - 0.4%

Ameriserve Food Distribution,     B1         1,030,000                       952,750
Inc. 8.875% 10/15/06

Kroger Co. 6% 7/1/00              Baa3       5,950,000                       5,989,032

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1       6,960,000                       6,838,200

12.625% 6/15/02                   Caa2       1,430,000                       1,376,375

Pueblo Xtra  International,
Inc.:

9.5% 8/1/03                       B3         2,370,000                       2,239,650

9.5% 8/1/03                       B3         820,000                         774,900

                                                                             18,170,907

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Amazon.com, Inc. 0% 5/1/08 (d)    Caa2       2,680,000                       1,768,800

Metals USA, Inc. 8.625%           B2         2,810,000                       2,634,375
2/15/08

                                                                             4,403,175

TOTAL RETAIL & WHOLESALE                                                     42,455,292



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

SERVICES - 0.2%

LEASING & RENTAL - 0.0%

Renters Choice, Inc. 11%          B2        $ 320,000                       $ 321,600
8/15/08 (f)

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1       1,430,000                       1,444,300
12.75% 8/1/05

SERVICES - 0.2%

Borg-Warner Security Corp.        B3         960,000                         1,041,600
9.625% 3/15/07

Iron Mountain, Inc. 8.75%         B3         1,320,000                       1,359,600
9/30/09

La Petite Academy, Inc./La        B3         2,850,000                       2,821,500
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       1,850,000                       1,424,500

                                                                             6,647,200

TOTAL SERVICES                                                               8,413,100

TECHNOLOGY - 0.4%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        B2         540,000                         513,000
Inc. 8.6% 6/1/08

COMPUTER SERVICES & SOFTWARE
- 0.1%

Federal Data Corp. 10.125%        B3         3,720,000                       3,645,600
8/1/05

ICG Services, Inc. 0% 5/1/08      -          5,910,000                       3,058,425
(d)

PSINet, Inc. 10% 2/15/05          B3         700,000                         696,500

                                                                             7,400,525

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Comdisco, Inc. 6.375% 11/30/01    Baa1       8,300,000                       8,335,939

ELECTRONIC INSTRUMENTS - 0.0%

Telecommunications Techniques     B3         2,315,000                       2,268,700
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.1%

Fairchild Semiconductor Corp.     -          2,991,974                       2,437,801
11.74% 3/15/08 pay-in-kind
(k)

Hadco Corp. 9.5% 6/15/08          B2         270,000                         265,950

                                                                             2,703,751

TOTAL TECHNOLOGY                                                             21,221,915

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc. 9.25% 4/15/08     B3         4,810,000                       4,761,900

Delta Air Lines, Inc. 9.875%      Baa3       1,500,000                       1,574,580
5/15/00

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - CONTINUED

AIR TRANSPORTATION - CONTINUED

Kitty Hawk, Inc. 9.95%            B1        $ 3,125,000                     $ 3,078,125
11/15/04

US Air, Inc. 9.625% 2/1/01        B1         1,810,000                       1,882,400

US Airways Group, Inc.            Ba2        2,480,000                       2,672,200
10.375% 3/1/13

                                                                             13,969,205

RAILROADS - 0.4%

Burlington Northern Santa Fe      Baa2       3,000,000                       3,343,350
Corp. 7.29% 6/1/36

Canadian National Railway Co.     Baa2       3,390,000                       3,524,922
6.9% 7/15/28

CSX Corp. 6.46% 6/22/05           Baa2       5,120,000                       5,194,035

Norfolk Southern Corp. 7.05%      Baa1       6,610,000                       7,150,896
5/1/37

Wisconsin Central                 Baa2       1,810,000                       1,837,965
Transportation Corp. 6.625%
4/15/08

                                                                             21,051,168

SHIPPING - 0.1%

Amer Reefer Co. Ltd. 10.25%       B1         1,480,000                       932,400
3/1/08

Cenargo International PLC         Ba3        1,370,000                       1,287,800
9.75% 6/15/08 (f)

Holt Group, Inc. 9.75%            Caa1       1,810,000                       1,248,900
1/15/06 (f)

                                                                             3,469,100

TOTAL TRANSPORTATION                                                         38,489,473

UTILITIES - 2.3%

CELLULAR - 0.8%

Cable & Wireless                  Baa1       5,080,000                       5,082,235
Communications PLC 6.375%
3/6/03

McCaw International Ltd. 0%       Caa1       8,530,000                       4,606,200
4/15/07 (d)

Millicom International            Caa1       2,430,000                       1,707,075
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 9/15/07 (d)                    B2         3,491,000                       2,242,968

0% 10/31/07 (d)                   B2         11,900,000                      7,259,000

0% 2/15/08 (d)                    B2         2,190,000                       1,314,000

12% 11/1/08 (f)                   B2         4,450,000                       4,861,625

Nextel International, Inc. 0%     Caa1       3,510,000                       1,579,500
4/15/08 (d)

Rogers Cantel, Inc. 8.8%          B2         1,200,000                       1,209,000
10/1/07



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Rogers Communications, Inc.       B2        $ 4,630,000                     $ 4,768,900
8.875% 7/15/07

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       6,515,000                       3,224,925

11.5% 12/1/07                     Caa1       3,600,000                       3,366,000

                                                                             41,221,428

ELECTRIC UTILITY - 0.5%

Avon Energy Partners Holdings:

yankee 6.73% 12/11/02 (f)         Baa2       4,910,000                       5,071,097

6.46% 3/4/08 (f)                  Baa2       3,960,000                       4,017,024

Hydro-Quebec yankee 7.4%          A2         2,620,000                       3,254,145
3/28/25 (e)

Israel Electric Corp. Ltd.:

yankee 7.875% 12/15/26 (f)        A3         1,960,000                       2,000,807

7.75% 12/15/27 (f)                A3         4,670,000                       4,271,556

Niagara Mohawk Power Corp.        Ba2        2,175,000                       2,327,250
7.75% 10/1/08

Texas Utilities Co. 6.375%        Baa3       1,930,000                       1,953,006
1/1/08

                                                                             22,894,885

TELEPHONE SERVICES - 1.0%

Allegiance Telecom, Inc.          -          300,000                         291,000
12.875% 5/15/08

Call-Net Enterprises, Inc. 0%     B1         890,000                         511,750
8/15/08 (d)

Dobson Wireline Co. 12.25%        -          4,730,000                       4,233,350
6/15/08

GST Network Funding, Inc. 0%      -          2,010,000                       914,550
5/1/08 (d)(f)

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (d)                    B3         2,850,000                       2,037,750

12.25% 9/1/04                     B3         2,990,000                       3,034,850

Level 3 Communications, Inc.:

0% 12/1/08 (d)(f)                 B3         9,370,000                       5,446,313

9.125% 5/1/08                     B3         2,890,000                       2,864,713

MCI WorldCom, Inc.:

8.875% 1/15/06                    Baa2       3,139,000                       3,430,833

9.375% 1/15/04                    Baa2       3,708,000                       3,841,748

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B2         1,845,000                       1,411,425

9.25% 7/15/07                     B2         1,330,000                       1,369,900

9.5% 11/1/08 (f)                  B2         3,140,000                       3,328,400

NEXTLINK  Communications, Inc.:

9.625% 10/1/07                    B3         4,870,000                       4,675,200

10.75% 11/15/08 (f)               B3         2,400,000                       2,448,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Pathnet, Inc. 12.25% 4/15/08      -         $ 5,170,000                     $ 3,619,000

WinStar Communications, Inc.      CCC        5,990,000                       4,252,900
0% 3/15/08 (d)

                                                                             47,711,682

TOTAL UTILITIES                                                              111,827,995

TOTAL NONCONVERTIBLE BONDS                                                   810,576,273

TOTAL CORPORATE BONDS                                                        816,959,680
(Cost $821,092,121)

U.S. GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - 4.8%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.2%

Farm Credit Systems Financial     Aaa        2,000,000                       2,379,680
Assistance Corp. 8.8% 6/10/05

Federal Home Loan Bank:

5.195% 9/11/01                    Aaa        9,500,000                       9,534,105

7.31% 6/16/04                     Aaa        2,500,000                       2,740,225

7.59% 3/10/05                     Aaa        3,850,000                       4,313,810

Freddie Mac:

0% 2/25/99                        -          6,100,000                       6,057,354

0% 2/26/99                        -          29,400,000                      29,190,507

6.75% 8/1/05                      Aaa        2,500,000                       2,703,125

U.S. Department of Housing        Aaa        2,825,000                       3,140,270
and Urban Development
government guaranteed
participation certificates
Series 1996-A, 7.63% 8/1/14

TOTAL U.S. GOVERNMENT AGENCY                                                 60,059,076
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
3.6%

U.S. Treasury Bills, yield at     -          4,100,000                       4,098,804
date of purchase 3.66 to
3.68% 1/7/99 (h)

U.S. Treasury Bond:

6.875% 8/15/25                    Aaa        25,155,000                      30,488,615

7.625% 2/15/25                    Aaa        17,790,000                      23,388,335

11.75% 2/15/10 (callable)         Aaa        15,045,000                      20,442,394

12.75% 11/15/10 (callable)        Aaa        5,220,000                       7,582,050



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

13.875% 5/15/11 (callable)        Aaa       $ 21,150,000                    $ 32,726,241

U.S. Treasury Notes:

6% 8/15/99                        Aaa        6,750,000                       6,804,810

6.25% 10/31/01                    Aaa        820,000                         854,333

6.375% 8/15/02                    Aaa        22,500,000                      23,733,900

6.625% 6/30/01                    Aaa        620,000                         648,576

6.875% 3/31/00                    Aaa        380,000                         389,914

7% 7/15/06                        Aaa        19,172,000                      21,829,047

7.25% 8/15/04                     Aaa        5,404,000                       6,075,285

TOTAL U.S. TREASURY                                                          179,062,304
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    239,121,380
GOVERNMENT AGENCY OBLIGATIONS
(Cost $236,667,380)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 6.8%



FANNIE MAE - 5.4%

6% 1/1/11 to 12/1/28              Aaa        63,930,392                      63,660,842

6% 1/1/14 (g)                     Aaa        200,000                         200,500

6% 1/1/28 (g)                     Aaa        3,350,000                       3,307,078

6.5% 3/1/13 to 1/1/29             Aaa        144,530,557                     145,646,785

6.5% 1/1/29 (g)                   Aaa        2,000,000                       2,013,750

7% 5/1/26 to 10/1/28              Aaa        10,634,977                      10,847,695

7% 1/1/29 (g)                     Aaa        25,500,000                      26,017,969

7% 1/1/29 (g)                     Aaa        6,000,000                       6,121,875

7.5% 11/1/27 to 6/1/28            Aaa        7,765,070                       7,976,125

TOTAL FANNIE MAE                                                             265,792,619

FREDDIE MAC - 0.1%

7% 4/1/01 to 8/1/01               Aaa        1,381,068                       1,389,686

7.5% 6/1/25 to 3/1/28             Aaa        5,445,321                       5,591,651

8.5% 7/1/21 to 6/1/23             Aaa        145,950                         153,232

TOTAL FREDDIE MAC                                                            7,134,569

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.3%

6% 12/15/08 to 6/15/09            Aaa        3,063,319                       3,099,837

6.5% 6/15/08 to 7/15/09           Aaa        15,188,834                      15,474,510

7% 7/15/28                        Aaa        20,830,482                      21,312,082

7.5% 9/15/22 to 8/15/28           Aaa        24,886,424                      25,671,572

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

8% 5/15/25                        Aaa       $ 148,092                       $ 153,922

8.5% 12/15/16                     Aaa        69,785                          74,603

TOTAL GOVERNMENT NATIONAL                                                    65,786,526
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                 338,713,714
-  MORTGAGE SECURITIES
(Cost $332,237,472)

ASSET-BACKED SECURITIES - 1.5%



Airplanes Pass Through Trust      Ba2        6,080,000                       6,384,000
10.875% 3/15/19

BankAmerica Manufacturing         Aaa        3,730,000                       3,748,650
Housing Contract 6.2% 4/10/09

Capital Equipment Receivables     Baa2       2,950,000                       2,954,779
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        2,251,464                       2,263,777
Trust 5.91% 12/15/04

Contimortgage Home Equity         Aaa        4,790,000                       4,792,970
Loan Trust 6.26% 7/15/12

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        2,983,699                       2,996,753

6.55% 8/15/02                     Aaa        1,737,804                       1,747,579

CPS Auto Receivables Trust 6%     Aaa        4,928,798                       4,942,660
8/15/03

CSXT Trade Receivables Master     Aaa        4,600,000                       4,676,188
Trust 6% 7/25/04

Ford Credit  Auto Owner Trust:

6.2% 12/15/02                     Baa3       2,680,000                       2,695,866

6.4% 5/15/02                      A1         3,120,000                       3,162,806

6.4% 12/15/02                     Baa3       1,480,000                       1,485,920

Green Tree Financial Corp.:

6.5% 6/15/27                      Aaa        183,092                         183,148

6.68% 1/15/29                     AAA        6,680,000                       6,782,271

6.8% 6/15/27                      Aaa        1,900,000                       1,916,625

Key Auto Finance Trust 6.3%       A2         2,932,758                       2,936,882
10/15/03

Olympic Automobile
Receivables Trust:

6.4% 9/15/01                      Aaa        4,106,448                       4,103,881

6.7% 3/15/02                      Aaa        2,099,496                       2,113,995

Petroleum Enhanced Trust          Baa2       3,024,797                       3,021,016
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (f)(i)

Premier Auto Trust 6% 5/6/00      Aaa        486,179                         486,631



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UAF Auto Grantor Trust 6.1%       Aaa       $ 4,339,360                     $ 4,329,868
1/15/03 (f)

WFS Financial Owner Trust         Aaa        4,430,000                       4,428,616
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                                72,154,881
(Cost $71,952,017)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        1,305,784                       461,921
and Securitization LLC
Series 1997 2 Class 2-B,
7.2141% 12/29/25 (f)(i)
(Cost $694,106)

COMMERCIAL MORTGAGE
SECURITIES - 2.3%



Bankers Trust Remic Trust         Ba2        1,000,000                       871,406
1988-1 Series 1998-S1A Class
G, 7.6053% 11/28/02 (f)(i)

Berkeley Federal Bank & Trust     -          1,900,000                       1,368,000
FSB Series 1994 Class 1-B
7.6353% 8/1/24 (f)(i)

BKB Commercial Mortgage Trust     BBB        1,800,000                       1,826,719
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(i)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-3PI, 7.08% 11/1/07        AA         3,000,000                       3,146,250

Class B, 7.48% 2/1/08             A          2,320,000                       2,477,688

CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       5,300,000                       5,028,375
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        5,050,000                       4,881,141
1/17/12

Series 1998 FLI Class E,          Baa2       5,490,000                       5,335,594
6.5063% 1/10/13 (f)(i)

Deutsche Mortgage & Asset         Baa2       4,260,000                       4,077,619
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

DLJ Mortgage Acceptance Corp.     -          600,000                         592,313
Series 1993-MF12 Class B-2,
10.1% 9/18/03 (f)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Equitable Life Assurance
Society of the United States
(The):

sequential pay Series 174         Aaa       $ 7,180,000                     $ 7,728,480
Class A1, 7.24% 5/15/06 (f)

Series 174:

Class B1, 7.33% 5/15/06 (f)       Aa2        3,500,000                       3,711,540

Class D1, 7.77% 5/15/06 (f)       Baa2       2,200,000                       2,254,428

Series 1996 1 Class C1, 7.52%     A2         2,300,000                       2,437,103
5/15/06 (f)

First Chicago/Lennar Trust I:

Series 1997 CHL1 Class E,         -          1,600,000                       1,228,000
8.1117% 4/1/39 (i)

Series 1997-CHL1 Class D,         -          1,100,000                       943,250
8.1117% 4/13/39 (i)

First Union-Lehman Brothers       Aa2        8,640,000                       8,999,100
Commercial MortgageTr
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

FMAC Loan  Receivables Trust:

Series 1997-A Class E,            -          500,000                         402,188
8.1063% 4/15/19 (f)(i)

Series 1997-B Class E,            -          750,000                         565,781
7.8912% 9/15/19 (f)(i)

GAFCO Franchisee Loan Trust       -          1,300,000                       983,635
Series 1998-1 Class D, 14.5%
6/1/16 (f)(i)

General Motors Acceptance         Ba3        750,000                         612,375
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II:

Series 1997-GL Class A2-B,        Aaa        5,080,000                       5,290,972
6.86% 7/13/30

Series 1998 GLII Class E,         Baa3       4,930,000                       4,462,685
7.1905% 4/13/31 (f)(i)

Series 1998-GLII Class D,         Baa2       1,470,000                       1,430,001
7.1905% 4/13/31 (f)(i)

Kidder Peabody Acceptance         Aaa        643,659                         641,949
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

LTC Commercial Mortgage Pass      AAA        3,159,589                       3,143,759
Through Certificates Series
1998-1 Class A, 6.029%
5/30/30 (f)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Morgan Stanley  Capital I,
Inc.:

Series 1996-MBL1 Class E,         -         $ 1,765,551                     $ 1,744,077
8.2655% 5/25/21 (f)(i)

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       4,189,000                       4,051,548

Class E, 7.35% 12/15/12           Baa3       1,445,000                       1,275,213

Series 1998-HF1 Class D, 7.1%     BBB        5,790,000                       5,753,813
2/15/30 (i)

Nomura Asset Securities Corp.     Baa2       4,260,000                       3,965,128
Series 1998-D6 Class A-4,
7.3498% 3/17/28 (i)

Nomura Depositor Trust            -          800,000                         693,750
floater Series 1998-ST1A
Class B-2, 9.7966% 1/15/03
(f)(i)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class K, 7.9% 11/15/26 (f)        -          1,473,000                       922,658

Class L, 7.9% 11/15/26 (f)        -          1,133,000                       589,160

Resolution Trust Corp. Series     Ba3        425,324                         344,512
1991 M2 Class A3, 7.2498%
9/25/20 (i)

Structured Asset Securities
Corp.:

sequential pay Series 1996        AAA        753,182                         748,946
Class A-2A, 7.75% 2/25/28

Series 1993-C1 Class E, 6.6%      B          1,250,000                       562,500
10/25/24 (f)

Series 1995-C1 Class E,           BB         1,200,000                       1,130,438
7.375% 9/25/24 (f)

Series 1996 CFL Class G,          B          1,000,000                       910,000
7.75% 2/25/28 (f)

Series 1996-CFL Class E,          BB+        2,390,000                       2,341,453
7.75% 2/25/28

Thirteen Affiliates of
General Growth Properties,
Inc.:

sequential pay Series A 2,        Aaa        4,200,000                       4,364,262
6.602% 12/15/10 (f)

Series D-2, 6.992% 12/15/10       Baa2       4,120,000                       3,990,591
(f)

Series E-2, 7.224% 12/15/10       Baa3       2,450,000                       2,220,705
(f)

Wells Fargo Capital Markets       Aaa        2,676,825                       2,705,922
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE                                                    112,755,027
SECURITIES
(Cost $113,561,303)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - 0.3%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Export Development Corp.          Aa2       $ 1,640,000                     $ 1,670,635
yankee 8.125% 8/10/99

Israeli State euro 6.375%         Aaa        3,350,000                       3,389,396
12/19/01

Manitoba Province yankee          Aa3        7,000,000                       7,070,560
6.375% 10/15/99

Newfoundland Province yankee      Baa1       2,000,000                       2,808,125
11.625% 10/15/07

TOTAL FOREIGN GOVERNMENT AND                                                 14,938,716
GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,629,170)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter American Development        Aaa        4,750,000                       4,975,720
Bank yankee 6.29% 7/16/27
(Cost $4,720,123)



BANK NOTES - 0.3%



Key Bank NA 5.18% 8/20/99 (i)         10,500,000                      10,494,750

NationsBank NA 5.05% 4/13/99          4,000,000                       4,000,000

TOTAL BANK NOTES                                                      14,494,750
(Cost $14,485,878)

CERTIFICATES OF DEPOSIT - 1.3%



Bayerische Hypotheken-und             4,200,000                       4,204,893
Wechselbank AG yankee 5.7%
3/30/99

First National Bank of                10,000,000                      10,007,326
Chicago 5.65% 3/3/99

Fleet National Bank 5.4616%           12,000,000                      11,993,869
5/5/00 (i)

RaboBank Nederland Coop.              10,600,000                      10,623,162
Central yankee 5.68% 6/4/99

Swiss Bank Corp. yankee 5.65%         8,400,000                       8,408,140
3/24/99

Toronto Dominion Bank yankee          10,600,000                      10,623,162
5.68% 6/4/99

Westdeutsche Landesbank               11,000,000                      11,005,481
Girozentrale yankee 5.63%
2/8/99

TOTAL CERTIFICATES OF DEPOSIT                                         66,866,033
(Cost $66,792,450)

COMMERCIAL PAPER - 2.4%



Asset Securitization Coop.            6,700,000                       6,637,076
Corp. 5.2% 3/15/99

Associates First Capital              7,900,000                       7,832,258
Corp. 5.1% 3/8/99



                                     PRINCIPAL AMOUNT                VALUE (NOTE 1)

Citibank Credit Card Master          $ 7,000,000                     $ 6,990,258
Trust I (Dakota Certificate
Program) 5.35% 1/14/99

Commonwealth Bank of                  11,000,000                      10,917,182
Australia yankee 5.35% 3/1/99

Delaware Funding Corp. 5.6%           1,397,000                       1,392,399
1/28/99

Den Danske Corp., Inc. yankee         12,000,000                      11,863,360
5.13% 3/29/99

General Electric Capital Corp.:

5% 2/8/99                             5,000,000                       4,976,278

5.12% 3/19/99                         5,000,000                       4,950,358

General Motors Acceptance
Corp.:

5.08% 2/10/99                         8,000,000                       7,959,464

5.6% 1/29/99                          4,000,000                       3,986,222

Generale de Banque SA yankee          12,200,000                      12,115,485
5.36% 2/24/99

Heller Financial, Inc. 5.75%          8,000,000                       7,971,946
1/28/99

Nordbanken, North America,            12,500,000                      12,374,610
Inc. yankee 5.07% 3/19/99

PHH Corp. 5.62% 2/22/99               12,100,000                      12,019,464

Transamerica Finance Corp.            5,000,000                       4,984,844
5.47% 1/26/99

TOTAL COMMERCIAL PAPER                                                116,971,204
(Cost $116,841,449)

MASTER NOTES - 0.1%



Goldman Sachs Group L.P.              6,700,000                       6,700,000
(The) 5.2653% 1/27/99 (i)
(Cost $6,700,000)



CASH EQUIVALENTS - 6.9%

                                MATURITY AMOUNT

Investments in repurchase        578,320                           578,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.98%,
dated 12/31/98 due 1/4/99

                                SHARES

Taxable Central Cash Fund (c)    343,217,988                       343,217,988

TOTAL CASH EQUIVALENTS                                             343,795,988
(Cost $343,795,988)

TOTAL   INVESTMENT IN                                              $ 4,958,816,809
SECURITIES - 100%
(Cost $4,253,500,930)



FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

245 S&P 500 Stock Index  Mar. 1999            $ 76,286,875                         $ 3,226,917
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 1.5%

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $164,522,664 or 3.3% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,748,906.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                       ACQUISTION DATE    ACQUISITION COST

Alliance Gaming Corp.          7/28/98             259,200

Fairchild Semiconductor Corp.  4/3/97 - 11/18/98   2,597,582
11.74% 3/15/08 pay-in-kind

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS   S&P RATINGS
Aaa, Aa, A 16.2%  AAA, AA, A 15.2%
Baa         5.8%  BBB         5.9%
Ba          2.1%  BB          2.5%
B           5.0%  B           4.7%
Caa         0.8%  CCC         0.9%
Ca, C       0.0%  CC, C       0.0%
                  D           0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.5%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $4,826,248,010 and $4,872,343,052, respectively, of which long-term U.S. government and government agency obligations aggregated $2,257,013,470 and $2,162,221,911, respectively (see Note 3 of
Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $225,583,432 and $150,358,527, respectively (see
Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $281,085 for the period (see Note 4 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which loans were outstanding amounted to $7,666,000 and $6,484,000, respectively. The weighted average interest rate was 5.82% (see Note 8 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,255,898,557. Net unrealized appreciation aggregated $702,918,252, of which $817,066,468 related to appreciated investment securities and $114,148,216 related to depreciated investment securities.

The fund hereby designates approximately $286,266,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 4,958,816,809
value (including repurchase
agreements of $578,000)
(cost $4,253,500,930) -  See
accompanying schedule

Cash                                          271,006

Receivable for investments                    194,383
sold

Receivable for fund shares                    2,395,094
sold

Dividends receivable                          4,014,328

Interest receivable                           23,876,278

Receivable for daily                          208,250
variation on futures
contracts

Other receivables                             113,009

 TOTAL ASSETS                                 4,989,889,157

LIABILITIES

Payable for investments         $ 2,760,908
purchased Regular delivery

 Delayed delivery                68,005,015

Payable for fund shares          5,140,155
redeemed

Accrued management fee           2,139,554

Distribution fees payable        425

Other payables and  accrued      574,922
expenses

 TOTAL LIABILITIES                            78,620,979

NET ASSETS                                   $ 4,911,268,178

Net Assets consist of:

Paid in capital                              $ 3,843,286,070

Undistributed net investment                  159,730,084
income

Accumulated undistributed                     199,710,730
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   708,541,294
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 4,911,268,178

INITIAL CLASS: NET ASSET                      $18.16
VALUE, offering price   and
redemption price per share
 ($4,905,467,520 (divided by)
 270,139,399 shares)

SERVICE CLASS: NET ASSET                      $18.10
VALUE, offering price   and
redemption price per share
 ($5,800,658 (divided by)
320,513 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 43,450,997
Dividends

Interest                                        146,132,145

 TOTAL INCOME                                   189,583,142

EXPENSES

Management fee                   $ 24,986,229

Transfer agent fees               3,118,794

Distribution fees - Service       1,632
Class

Accounting fees and expenses      857,083

Non-interested trustees'          16,287
compensation

Custodian fees and expenses       55,060

Registration fees                 15,112

Audit                             83,178

Legal                             45,638

Interest                          2,094

Miscellaneous                     491,517

 Total expenses before            29,672,624
reductions

 Expense reductions               (561,216)     29,111,408

NET INVESTMENT INCOME                           160,471,734

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            203,881,884

 Foreign currency transactions    (9,752)

 Futures contracts                (2,164,947)   201,707,185

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            284,395,805

 Assets and liabilities in        4,138
foreign currencies

 Futures contracts                3,226,917     287,626,860

NET GAIN (LOSS)                                 489,334,045

NET INCREASE (DECREASE) IN                     $ 649,805,779
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 542,476
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             18,740

                                               $ 561,216

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 160,471,734                 $ 137,893,337
income

 Net realized gain (loss)       201,707,185                   422,287,524

 Change in net unrealized       287,626,860                   189,535,901
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     649,805,779                   749,716,762
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (139,636,837)                 (127,145,659)
From net investment income

 From net realized gain         (418,910,515)                 (317,186,364)

 TOTAL DISTRIBUTIONS            (558,547,352)                 (444,332,023)

Share transactions - net        420,062,178                   453,368,657
increase (decrease)

  TOTAL INCREASE (DECREASE)     511,320,605                   758,753,396
IN NET ASSETS

NET ASSETS

 Beginning of period            4,399,947,573                 3,641,194,177

 End of period (including      $ 4,911,268,178               $ 4,399,947,573
undistributed net investment
income of $159,730,084 and
$137,705,425, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                  YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS         SHARES                        DOLLARS

Share transactions Initial   23,406,455                   $ 397,953,748    22,516,597                   $ 378,800,337
Class  Sold

  Reinvested                 34,542,119                    558,546,057     28,796,632                    444,332,023

  Redeemed                   (32,078,907)                  (541,870,122)   (22,110,811)                  (369,773,703)

  Net increase (decrease)    25,869,667                   $ 414,629,683    29,202,418                   $ 453,358,657

 Service Class A  Sold       330,869                      $ 5,609,677      568                          $ 10,000

  Reinvestment               80                            1,295           -                             -

  Redeemed                   (11,004)                      (178,477)       -                             -

  Net increase (decrease)    319,945                      $ 5,432,495      568                          $ 10,000

Distributions From net                                    $ 139,636,513                                 $ 127,145,659
investment income  Initial
Class

  Service Class                                            324                                           -

  Total                                                   $ 139,636,837                                 $ 127,145,659

 From net realized gain                                   $ 418,909,543                                 $ 317,186,364
Initial Class

  Service Class                                            972                                           -

  Total                                                   $ 418,910,515                                 $ 317,186,364

                                                          $ 558,547,352                                 $ 444,332,023

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995         1994

Net asset value, beginning of    $ 18.01                   $ 16.93      $ 15.79      $ 13.79      $ 15.42
period

Income from Investment
Operations

 Net investment income            .59 D                     .57 D        .63          .30          .45

 Net realized and unrealized      1.84                      2.58         1.55         1.99         (1.33)
gain (loss)

 Total from investment            2.43                      3.15         2.18         2.29         (.88)
operations

Less Distributions

 From net investment income       (.57)                     (.59)        (.57)        (.29)        (.29)

 From net realized gain           (1.71)                    (1.48)       (.47)        -            (.46)

 Total distributions              (2.28)                    (2.07)       (1.04)       (.29)        (.75)

Net asset value, end of period   $ 18.16                   $ 18.01      $ 16.93      $ 15.79      $ 13.79

TOTAL RETURN B, C                 15.05%                    20.65%       14.60%       16.96%       (6.09)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,905,468               $ 4,399,937  $ 3,641,194  $ 3,332,844  $ 3,290,527
(000 omitted)

Ratio of expenses to average      .64%                      .65%         .74%         .81%         .81%
net assets

Ratio of expenses to average      .63% F                    .64% F       .73% F       .79% F       .80% F
net assets after expense
reductions

Ratio of net investment           3.46%                     3.43%        3.60%        3.54%        4.07%
income to average net assets

Portfolio turnover                113%                      101%         168%         256%         85%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 17.99                   $ 17.60
period

Income from Investment
Operations

 Net investment income D          .57                       .10

 Net realized and unrealized      1.82                      .29
gain (loss)

 Total from investment            2.39                      .39
operations

Less Distributions

 From net investment income       (.57)                     -

 From net realized gain           (1.71)                    -

 Total distributions              (2.28)                    -

Net asset value, end of period   $ 18.10                   $ 17.99

TOTAL RETURN B, C                 14.82%                    2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,801                   $ 10
(000 omitted)

Ratio of expenses to average      .78%                      .75% A
net assets

Ratio of expenses to average      .77% F                    .75% A
net assets after expense
reductions

Ratio of net investment           3.49%                     3.52% A
income to average net assets

Portfolio turnover                113%                      101%

A ANNUALIZED

B TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  LIFE OF FUND
1998

VIP III: BALANCED - "INITIAL    17.64%       15.86%
CLASS"

S&P 500 (registered trademark)  28.58%       30.55%

LB Aggregate Bond               8.69%        10.04%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks and the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. These benchmarks reflect the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP III Balanced            S&P 500                     LB Aggregate Bond
             00616                       SP001                       LB001
  1995/01/03      10000.00                    10000.00                    10000.00
  1995/01/31       9990.00                    10261.28                    10213.32
  1995/02/28      10190.00                    10661.16                    10456.40
  1995/03/31      10260.00                    10975.77                    10520.18
  1995/04/30      10390.00                    11299.00                    10667.46
  1995/05/31      10610.00                    11750.63                    11080.29
  1995/06/30      10740.00                    12023.59                    11161.18
  1995/07/31      10880.00                    12422.30                    11136.63
  1995/08/31      10920.00                    12453.48                    11271.38
  1995/09/30      11020.00                    12979.01                    11380.71
  1995/10/31      10890.00                    12932.68                    11528.66
  1995/11/30      11210.00                    13500.42                    11701.59
  1995/12/31      11391.59                    13760.44                    11865.41
  1996/01/31      11473.17                    14228.85                    11943.72
  1996/02/29      11319.47                    14360.75                    11735.90
  1996/03/31      11227.28                    14499.04                    11653.75
  1996/04/30      11258.01                    14712.76                    11588.49
  1996/05/31      11380.93                    15092.20                    11565.31
  1996/06/30      11452.64                    15149.70                    11720.29
  1996/07/31      11227.28                    14480.39                    11751.93
  1996/08/31      11298.98                    14785.78                    11731.96
  1996/09/30      11780.44                    15617.92                    11936.09
  1996/10/31      12098.00                    16048.66                    12201.07
  1996/11/30      12733.12                    17261.78                    12409.71
  1996/12/31      12528.25                    16919.83                    12294.30
  1997/01/31      12927.76                    17976.98                    12332.41
  1997/02/28      13144.66                    18117.92                    12363.24
  1997/03/31      12777.20                    17373.45                    12226.01
  1997/04/30      13260.15                    18410.65                    12409.40
  1997/05/31      13785.10                    19531.49                    12527.29
  1997/06/30      14289.05                    20406.50                    12676.37
  1997/07/31      15086.97                    22030.24                    13018.63
  1997/08/31      14383.54                    20796.11                    12907.97
  1997/09/30      14960.98                    21935.11                    13099.01
  1997/10/31      14646.01                    21202.48                    13288.94
  1997/11/30      15002.98                    22183.94                    13350.07
  1997/12/31      15307.44                    22564.84                    13484.91
  1998/01/31      15475.43                    22814.41                    13657.52
  1998/02/28      16051.56                    24459.78                    13646.59
  1998/03/31      16655.17                    25712.37                    13692.99
  1998/04/30      16789.31                    25971.03                    13764.19
  1998/05/31      16789.31                    25524.59                    13894.95
  1998/06/30      17169.36                    26561.40                    14013.06
  1998/07/31      17158.18                    26278.52                    14042.49
  1998/08/31      15302.64                    22479.17                    14271.38
  1998/09/30      16174.52                    23919.19                    14605.33
  1998/10/31      16766.95                    25864.77                    14527.92
  1998/11/30      17392.92                    27432.44                    14610.73
  1998/12/31      18007.71                    29013.09                    14654.56
IMATRL PRASUN   SHR__CHT 19981231 19990129 101823 R00000000000051

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Balanced Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $18,008 - an 80.08% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,013 - a 190.13% increase. If $10,000 was put in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,655 - a 46.55% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                         % OF FUND'S INVESTMENTS

MCI WorldCom, Inc.        2.7

General Electric Co.      2.3

Freddie Mac               2.1

Tyco International Ltd.   1.8

Pitney Bowes, Inc.        1.7

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

                        % OF FUND'S INVESTMENTS

FINANCE                  16.5

UTILITIES                11.6

HEALTH                   8.2

TECHNOLOGY               8.1

INDUSTRIAL MACHINERY &   5.9
EQUIPMENT

ASSET ALLOCATION AS OF DECEMBER 31, 1998*

% OF FUND'S INVESTMENTS

Row: 1, Col: 1, Value: 64.7
Row: 1, Col: 2, Value: 27.3
Row: 1, Col: 3, Value: 8.0
Row: 1, Col: 1, Value: 45.0
Row: 1, Col: 2, Value: 39.0
Row: 1, Col: 3, Value: 28.0
Row: 2, Col: 1, Value: 31.0
Row: 2, Col: 2, Value: 40.0
Row: 2, Col: 3, Value: 67.0
Row: 3, Col: 1, Value: 90.0
Row: 3, Col: 2, Value: 60.0
Row: 3, Col: 3, Value: 46.0
Stocks  64.7%
Bonds  27.3%
Short-term investments 8.0%
*FOREIGN INVESTMENTS  6.1%


VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,   PAST 1 YEAR  LIFE OF FUND
1998

VIP III: BALANCED - SERVICE  17.27%       15.79%
CLASS

S&P 500                      28.58%       30.55%

LB Aggregate Bond            8.69%        10.04%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market-capitalization-weighted index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP III Balanced - CL S     S&P 500                     LB Aggregate Bond
             00469                       SP001                       LB001
  1995/01/03      10000.00                    10000.00                    10000.00
  1995/01/31       9990.00                    10261.28                    10213.32
  1995/02/28      10190.00                    10661.16                    10456.40
  1995/03/31      10260.00                    10975.77                    10520.18
  1995/04/30      10390.00                    11299.00                    10667.46
  1995/05/31      10610.00                    11750.63                    11080.29
  1995/06/30      10740.00                    12023.59                    11161.18
  1995/07/31      10880.00                    12422.30                    11136.63
  1995/08/31      10920.00                    12453.48                    11271.38
  1995/09/30      11020.00                    12979.01                    11380.71
  1995/10/31      10890.00                    12932.68                    11528.66
  1995/11/30      11210.00                    13500.42                    11701.59
  1995/12/31      11391.59                    13760.44                    11865.41
  1996/01/31      11473.17                    14228.85                    11943.72
  1996/02/29      11319.47                    14360.75                    11735.90
  1996/03/31      11227.28                    14499.04                    11653.75
  1996/04/30      11258.01                    14712.76                    11588.49
  1996/05/31      11380.93                    15092.20                    11565.31
  1996/06/30      11452.64                    15149.70                    11720.29
  1996/07/31      11227.28                    14480.39                    11751.93
  1996/08/31      11298.98                    14785.78                    11731.96
  1996/09/30      11780.44                    15617.92                    11936.09
  1996/10/31      12098.00                    16048.66                    12201.07
  1996/11/30      12733.12                    17261.78                    12409.71
  1996/12/31      12528.25                    16919.83                    12294.30
  1997/01/31      12927.76                    17976.98                    12332.41
  1997/02/28      13144.66                    18117.92                    12363.24
  1997/03/31      12777.20                    17373.45                    12226.01
  1997/04/30      13260.15                    18410.65                    12409.40
  1997/05/31      13785.10                    19531.49                    12527.29
  1997/06/30      14289.05                    20406.50                    12676.37
  1997/07/31      15086.97                    22030.24                    13018.63
  1997/08/31      14383.54                    20796.11                    12907.97
  1997/09/30      14960.98                    21935.11                    13099.01
  1997/10/31      14646.01                    21202.48                    13288.94
  1997/11/30      15002.98                    22183.94                    13350.07
  1997/12/31      15317.94                    22564.84                    13484.91
  1998/01/31      15464.93                    22814.41                    13657.52
  1998/02/28      16029.90                    24459.78                    13646.59
  1998/03/31      16633.54                    25712.37                    13692.99
  1998/04/30      16756.50                    25971.03                    13764.19
  1998/05/31      16756.50                    25524.59                    13894.95
  1998/06/30      17136.57                    26561.40                    14013.06
  1998/07/31      17125.39                    26278.52                    14042.49
  1998/08/31      15280.94                    22479.17                    14271.38
  1998/09/30      16130.51                    23919.19                    14605.33
  1998/10/31      16734.14                    25864.77                    14527.92
  1998/11/30      17348.96                    27432.44                    14610.73
  1998/12/31      17963.77                    29013.09                    14654.56
IMATRL PRASUN   SHR__CHT 19981231 19990129 133114 R00000000000051

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Balanced Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $17,964 - a 79.64% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $29,013 - a 190.13% increase. If $10,000 was put in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,655 - a 46.55% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                         % OF FUND'S INVESTMENTS

MCI WorldCom, Inc.        2.7

General Electric Co.      2.3

Freddie Mac               2.1

Tyco International Ltd.   1.8

Pitney Bowes, Inc.        1.7

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

                        % OF FUND'S INVESTMENTS

FINANCE                  16.5

UTILITIES                11.6

HEALTH                   8.2

TECHNOLOGY               8.1

INDUSTRIAL MACHINERY &   5.9
EQUIPMENT

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
% OF FUND'S INVESTMENTS

Row: 1, Col: 1, Value: 64.7
Row: 1, Col: 2, Value: 27.3
Row: 1, Col: 3, Value: 8.0
Row: 1, Col: 1, Value: 45.0
Row: 1, Col: 2, Value: 39.0
Row: 1, Col: 3, Value: 28.0
Row: 2, Col: 1, Value: 31.0
Row: 2, Col: 2, Value: 40.0
Row: 2, Col: 3, Value: 67.0
Row: 3, Col: 1, Value: 90.0
Row: 3, Col: 2, Value: 60.0
Row: 3, Col: 3, Value: 46.0
Stocks  64.7%
Bonds  27.3%
Short-term investments 8.0%
*FOREIGN INVESTMENTS  6.1%

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO

FUND TALK: THE MANAGERS' OVERVIEW

(photograph of John Avery)
(photograph of Kevin Grant)

An interview with John Avery (right), lead Portfolio Manager of
Balanced Portfolio, and Kevin Grant, manager for fixed-income investments

Q. HOW DID THE FUND PERFORM, JOHN?

J.A. Given the mix of equities and fixed-income securities owned by the fund, its returns typically fall somewhere between those of its two benchmark indexes - the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. That was the case for the 12 months that ended December 31, 1998, as the fund's return lagged the 28.58% return of the S&P 500 but surpassed the 8.69% return of the Lehman Brothers Index.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

J.A. It was a volatile year, with resurgent concerns about the spread of economic stagnation from Asia and Russia's devaluation of its currency and default on much of its foreign debt roiling the markets in the third quarter. However, when the dust settled in December, following three cuts in short-term interest rates by the Federal Reserve Board, equities had put in another strong showing. The fund's emphasis on the stocks of large companies with strong management, dominant market share and consistent earnings growth helped to shield it somewhat during the stock market's plunge in August, and also helped many of the fund's holdings recover quickly during the fourth quarter, when the stock market staged a vigorous rally. On the fixed-income side, third-quarter volatility hurt many of the fund's holdings, but also resulted in numerous opportunities to make acquisitions at favorable prices, which helped performance in the fourth quarter, when the fixed-income markets recovered alongside the equity markets.

Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE DURING THE PERIOD?

J.A. Freddie Mac was a strong performer. Lower mortgage rates triggered a fresh wave of refinancing and aided the company's business of buying and reselling mortgages. In addition, Freddie Mac's U.S.-based business attracted investors looking to minimize their exposure to emerging markets. Pitney Bowes - a manufacturer of postage meters - also helped performance. The multi-year, nationwide changeover now underway from mechanical to electronic postage meters led investors to expect healthy earnings growth from the company.

Q. WHAT STOCKS DETRACTED FROM THE FUND'S PERFORMANCE?

J.A. Citicorp, a prime detractor, incurred huge trading losses from its investments in Russia and Asia. Another lackluster performer was Alcatel, a French telecommunications company that was hurt by its dependence on demand from emerging markets. I sold both stocks.

Q. TURNING TO YOU, KEVIN, HOW DID THE DRAMATIC EVENTS OF THE 12-MONTH PERIOD AFFECT THE FUND'S BOND HOLDINGS?

K.G. Russia's actions forced some large funds to sell their corporate and mortgage securities. At the same time, investors flocked to U.S. Treasury securities because of their reputation for safety. As a result, the spread, or difference, between the yields of Treasuries and other fixed-income securities widened dramatically, as Treasury bond yields dropped to levels not seen in more than 30 years and the prices of Treasuries soared. I took advantage of this opportunity by upgrading the fund's holdings of corporate and mortgage issues. When the fixed-income markets settled down in the fourth quarter, many of those purchases did quite well, handily outperforming Treasuries. Barring further negative surprises from the emerging markets, spreads for corporate and mortgage issues could continue to narrow in 1999, which would be good news for the fund's investors.

Q. WHAT'S YOUR OUTLOOK, JOHN?

J.A. Earnings growth is my prime concern at this stage of the economic cycle. It seems clear that the United States economy, although remarkably resilient, is slowing. If we get slower economic growth without an actual recession, the environment for stocks could still be favorable. With the interest-rate cuts it made in September, October and November, the Federal Reserve Board demonstrated that it is serious about trying to prevent a recession in the U.S. Given a relatively benign economic environment and my confidence in the fund's stock selection criteria, I am cautiously optimistic about the fund's prospects for 1999.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions.

(checkmark) FUND FACTS

GOAL: both income and growth of capital by investing in a diversified portfolio of stocks and bonds

START DATE: January 3, 1995

SIZE: as of December 31, 1998, more than $317 million

MANAGER: John Avery, since 1998, and Kevin Grant, since 1996; John Avery joined Fidelity in 1995; Kevin Grant joined Fidelity in 1993

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 64.1%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.0%

AEROSPACE & DEFENSE - 0.9%

Textron, Inc.                     39,500                 $ 2,999,531

DEFENSE ELECTRONICS - 0.6%

Raytheon Co. Class B              36,900                  1,964,925

SHIP BUILDING & REPAIR - 0.5%

General Dynamics Corp.            25,300                  1,483,213

TOTAL AEROSPACE & DEFENSE                                 6,447,669

BASIC INDUSTRIES - 2.3%

CHEMICALS & PLASTICS - 1.8%

Dow Chemical Co.                  6,700                   609,281

Hoechst AG                        27,500                  1,125,079

ICI (Imperial Chemical            69,400                  606,161
Industries) PLC Class L

Lyondell Petrochemical Co.        31,400                  565,200

Monsanto Co.                      32,700                  1,553,250

Potash Corp. of Saskatchewan      13,400                  862,398

Praxair, Inc.                     19,400                  683,850

                                                          6,005,219

METALS & MINING - 0.5%

Alcoa, Inc.                       21,000                  1,565,813

TOTAL BASIC INDUSTRIES                                    7,571,032

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.3%

Masco Corp.                       33,200                  954,500

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Boston Properties, Inc.           9,800                   298,900

Equity Residential Properties     4,400                   177,925
Trust (SBI)

Public Storage, Inc.              10,500                  284,156

                                                          760,981

TOTAL CONSTRUCTION & REAL                                 1,715,481
ESTATE

DURABLES - 0.9%

AUTOS, TIRES, & ACCESSORIES -
0.4%

Federal-Mogul Corp.               22,100                  1,314,950

HOME FURNISHINGS - 0.5%

Leggett & Platt, Inc.             67,500                  1,485,000

TOTAL DURABLES                                            2,799,950

ENERGY - 5.3%

ENERGY SERVICES - 0.4%

Schlumberger Ltd.                 28,900                  1,333,013

OIL & GAS - 4.9%

British Petroleum PLC             325,117                 4,856,421

Chevron Corp.                     18,500                  1,534,344

Elf Aquitaine SA sponsored ADR    19,600                  1,109,850

Exxon Corp.                       45,200                  3,305,250



                                 SHARES                  VALUE (NOTE 1)

Mobil Corp.                       9,500                  $ 827,688

Texaco, Inc.                      30,500                  1,612,688

Total SA Class B                  11,900                  1,184,050

USX-Marathon Group                52,800                  1,590,600

                                                          16,020,891

TOTAL ENERGY                                              17,353,904

FINANCE - 13.1%

BANKS - 5.5%

Bank of New York Co., Inc.        131,000                 5,272,750

Bank One Corp.                    36,520                  1,864,803

Chase Manhattan Corp.             16,900                  1,150,256

U.S. Bancorp                      137,200                 4,870,600

Wells Fargo & Co.                 125,300                 5,004,169

                                                          18,162,578

CREDIT & OTHER FINANCE - 2.4%

American Express Co.              30,000                  3,067,500

Associates First Capital          72,034                  3,052,441
Corp. Class A

Citigroup, Inc.                   35,450                  1,754,775

                                                          7,874,716

FEDERAL SPONSORED CREDIT - 3.3%

Fannie Mae                        50,300                  3,722,200

Freddie Mac                       108,000                 6,959,250

                                                          10,681,450

INSURANCE - 1.9%

American International Group,     42,100                  4,067,913
Inc.

Hartford Financial Services       38,900                  2,134,638
Group, Inc.

                                                          6,202,551

TOTAL FINANCE                                             42,921,295

HEALTH - 8.1%

DRUGS & PHARMACEUTICALS - 6.8%

American Home Products Corp.      59,000                  3,322,438

Bristol-Myers Squibb Co.          27,900                  3,733,369

Elan Corp. PLC ADR (a)            23,900                  1,662,544

Lilly (Eli) & Co.                 24,500                  2,177,438

Merck & Co., Inc.                 28,100                  4,150,019

Pfizer, Inc.                      7,800                   978,413

Schering-Plough Corp.             55,100                  3,044,275

Warner-Lambert Co.                42,900                  3,225,544

                                                          22,294,040

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Allegiance Corp.                  49,500                  2,307,938

Johnson & Johnson                 23,000                  1,929,125

                                                          4,237,063

TOTAL HEALTH                                              26,531,103

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.1%

ELECTRICAL EQUIPMENT - 2.6%

Emerson Electric Co.              18,800                 $ 1,176,175

General Electric Co.              73,000                  7,450,563

                                                          8,626,738

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.0%

Ingersoll-Rand Co.                14,400                  675,900

Tyco International Ltd.           75,512                  5,696,437

                                                          6,372,337

POLLUTION CONTROL - 0.5%

Waste Management, Inc.            37,100                  1,729,788

TOTAL INDUSTRIAL MACHINERY &                              16,728,863
EQUIPMENT

MEDIA & LEISURE - 2.4%

BROADCASTING - 2.0%

CBS Corp.                         38,600                  1,264,150

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        290                     2,320
 .47) (a)

warrants 1/15/07 (CV ratio        50                      525
 .6) (a)

NTL, Inc. warrants 12/31/08       199                     2,985
(a)

Tele-Communications, Inc.         28,200                  1,559,813
(TCI Group) Series A (a)

Teletrac Holdings, Inc.           20                      10
warrants 8/1/07 (a)

Time Warner, Inc.                 58,634                  3,638,973

UIH Australia/Pacific, Inc.       150                     450
warrants 5/15/06 (a)

                                                          6,469,226

LODGING & GAMING - 0.0%

Aladdin Gaming Enterprises,       400                     4
Inc. warrants 3/1/10 (a)(e)

PUBLISHING - 0.4%

McGraw-Hill Companies, Inc.       13,500                  1,375,313

TOTAL MEDIA & LEISURE                                     7,844,543

NONDURABLES - 3.9%

BEVERAGES - 0.4%

PepsiCo, Inc.                     31,100                  1,273,156

FOODS - 1.1%

Heinz (H.J.) Co.                  27,000                  1,528,875

Nabisco Holdings Corp. Class A    15,100                  626,650

Sara Lee Corp.                    54,400                  1,533,400

                                                          3,688,925

HOUSEHOLD PRODUCTS - 0.9%

Procter & Gamble Co.              14,100                  1,287,506

Unilever NV (NY shares)           21,700                  1,799,744

                                                          3,087,250



                                 SHARES                  VALUE (NOTE 1)

TOBACCO - 1.5%

Philip Morris Companies, Inc.     90,200                 $ 4,825,700

TOTAL NONDURABLES                                         12,875,031

RETAIL & WHOLESALE - 2.4%

APPAREL STORES - 0.2%

Mothers Work, Inc. (a)(h)         3                       36

TJX Companies, Inc.               21,592                  626,168

                                                          626,204

DRUG STORES - 0.8%

CVS Corp.                         27,100                  1,490,500

Rite Aid Corp.                    22,240                  1,102,270

                                                          2,592,770

GENERAL MERCHANDISE STORES -
1.4%

Dayton Hudson Corp.               24,900                  1,350,825

Wal-Mart Stores, Inc.             40,500                  3,298,219

                                                          4,649,044

TOTAL RETAIL & WHOLESALE                                  7,868,018

SERVICES - 0.5%

PRINTING - 0.5%

Donnelley (R.R.) & Sons Co.       38,900                  1,704,306

TECHNOLOGY - 7.6%

COMPUTER SERVICES & SOFTWARE
- 1.4%

Concentric Network Corp.          30                      4,350
warrants 12/15/07 (a)(e)

Microsoft Corp. (a)               32,500                  4,507,344

                                                          4,511,694

COMPUTERS & OFFICE EQUIPMENT
- 3.7%

Compaq Computer Corp.             27,900                  1,170,056

International Business            22,300                  4,119,925
Machines Corp.

Pitney Bowes, Inc.                86,600                  5,721,013

Xerox Corp.                       9,300                   1,097,400

                                                          12,108,394

ELECTRONICS - 2.5%

AMP, Inc.                         24,951                  1,299,011

Intel Corp.                       23,000                  2,726,938

Motorola, Inc.                    37,800                  2,308,163

Texas Instruments, Inc.           20,100                  1,719,806

                                                          8,053,918

TOTAL TECHNOLOGY                                          24,674,006

TRANSPORTATION - 0.4%

RAILROADS - 0.3%

Union Pacific Corp.               19,300                  869,706

TRUCKING & FREIGHT - 0.1%

CNF Transportation, Inc.          14,400                  540,900

TOTAL TRANSPORTATION                                      1,410,606

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

UTILITIES - 9.6%

CELLULAR - 0.0%

American Mobile Satellite         20                     $ 78
Corp. warrants 4/1/08 (a)(e)

McCaw International Ltd.          290                     1,450
warrants 4/15/07 (a)(e)

Microcell Telecommunications,     520                     6,630
Inc. warrants 6/1/06 (a)(e)

                                                          8,158

ELECTRIC UTILITY - 1.2%

CMS Energy Corp.                  27,800                  1,346,563

Duke Energy Corp.                 19,100                  1,223,594

PG&E Corp.                        40,900                  1,288,350

                                                          3,858,507

TELEPHONE SERVICES - 8.4%

ALLTEL Corp.                      45,200                  2,703,525

AT&T Corp.                        39,800                  2,994,950

Bell Atlantic Corp.               28,200                  1,602,113

BellSouth Corp.                   32,900                  1,640,888

Covad Communications Group,       60                      3,000
Inc. warrants 3/15/08 (a)(e)

DTI Holdings, Inc. warrants       350                     18
3/1/08 (a)(e)

Firstworld Communications,        30                      300
Inc. warrants 4/15/08 (a)(e)

GTE Corp.                         42,800                  2,886,325

KMC Telecom Holdings, Inc.        70                      175
warrants 4/15/08 (a)(e)

MCI WorldCom, Inc. (a)            121,226                 8,697,966

Rhythms Netconnections, Inc.      400                     3,000
warrants 5/15/08 (a)(e)

SBC Communications, Inc.          91,900                  4,928,138

Sprint Corp. (FON Group)          24,400                  2,052,650

                                                          27,513,048

TOTAL UTILITIES                                           31,379,713

TOTAL COMMON STOCKS                                       209,825,520
(Cost $159,566,283)

PREFERRED STOCKS - 0.6%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.2%

Monsanto Co. $1.625 ACES (a)      11,200                  548,800

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Republic Industries, Inc.         4,000                   61,000
$1.55 ACES



                                 SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications      4,000                  $ 212,000
Ltd. Series C, $3.00 (e)

MEDIA & LEISURE - 0.0%

LODGING & GAMING - 0.0%

Host Marriott Financial Trust     3,000                   122,438
$3.375 QUIPS (e)

TOTAL CONVERTIBLE PREFERRED                               944,238
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.3%

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

Fresenius Medical Care            40                      40,116
Capital Trust II 7.875%

INSURANCE - 0.0%

American Annuity Group            50                      49,000
Capital Trust II 8.875%

TOTAL FINANCE                                             89,116

MEDIA & LEISURE - 0.1%

BROADCASTING - 0.1%

Adelphia Communications Corp.     300                     34,950
$13.00

Citadel Broadcasting Co.          377                     42,978
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               1,814                   202,261

Series H, 11.75% pay-in-kind      317                     36,138
(a)

                                                          316,327

PUBLISHING - 0.0%

PRIMEDIA, Inc.:

8.625%                            580                     56,550

Series D, $10.00                  600                     61,950

                                                          118,500

TOTAL MEDIA & LEISURE                                     434,827

UTILITIES - 0.2%

CELLULAR - 0.1%

Nextel Communications, Inc.:

11.125% pay-in-kind (a)           106                     95,400

Series D, 13% pay-in-kind         113                     111,870

                                                          207,270

TELEPHONE SERVICES - 0.1%

NEXTLINK Communications, Inc.     4,043                   210,236
14% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Viatel, Inc. 10% pay-in-kind      16                     $ 1,760
(a)(e)

WinStar Communications, Inc.      73                      58,400
14.25%

                                                          270,396

TOTAL UTILITIES                                           477,666

TOTAL NONCONVERTIBLE                                      1,001,609
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                    1,945,847
(Cost $1,914,702)


CORPORATE BONDS - 14.0%

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.3%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

POLLUTION CONTROL - 0.0%

WMX Technologies, Inc.  2%        Ba1       $ 80,000                        78,400
1/24/05

RETAIL & WHOLESALE - 0.1%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Corporate Express, Inc. 4.5%      B3         250,000                        210,000
7/1/00

TECHNOLOGY - 0.2%

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Unisys Corp.  8.25% 3/15/06       B          130,000                        645,288

TOTAL CONVERTIBLE BONDS                                                     933,688

NONCONVERTIBLE BONDS - 13.7%

AEROSPACE & DEFENSE - 0.3%

AEROSPACE & DEFENSE - 0.1%

Lockheed Martin Corp.  7.2%       A3         300,000                        331,728
5/1/36

DEFENSE ELECTRONICS - 0.2%

Raytheon Co.  6.45% 8/15/02       Baa1       500,000                        512,810

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding,        B1         10,000                         10,575
Inc.  9.25% 12/1/06

TOTAL AEROSPACE & DEFENSE                                                   855,113



MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

BASIC INDUSTRIES - 0.8%

CHEMICALS & PLASTICS - 0.2%

Huntsman Corp.:

9.5% 7/1/07 (e)                   B2        $ 400,000                      $ 399,000

9.5% 7/1/07 (e)                   -          50,000                         49,875

Koppers Industries, Inc.          B2         290,000                        281,300
9.875% 12/1/07

                                                                            730,175

IRON & STEEL - 0.0%

GS Technologies Operating,        B2         20,000                         13,400
Inc. 12.25% 10/1/05

WHX Corp.  10.5% 4/15/05          B3         60,000                         54,600

                                                                            68,000

METALS & MINING - 0.2%

Doe Run Resources Corp.:

11.25% 3/15/05                    B3         130,000                        105,300

11.6963% 3/15/03 (g)              B3         20,000                         15,800

Interlake Corp.  12.125%          B3         50,000                         51,000
3/1/02

Kaiser Aluminum & Chemical
Corp.:

Series D 10.875% 10/15/06         B1         30,000                         30,300

9.875% 2/15/02                    B1         300,000                        300,000

12.75% 2/1/03                     B2         60,000                         58,650

                                                                            561,050

PACKAGING & CONTAINERS - 0.2%

Owens-Illinois, Inc.:

7.15% 5/15/05                     Ba1        200,000                        200,986

7.35% 5/15/08                     Ba1        200,000                        205,135

7.8% 5/15/18                      Ba1        250,000                        252,206

                                                                            658,327

PAPER & FOREST PRODUCTS - 0.2%

Ainsworth Lumber Co. Ltd.         B3         30,000                         29,625
12.5% 7/15/07  pay-in-kind

APP Finance II Mauritius Ltd.     Caa        85,000                         44,200
12% 3/15/04

Container Corp. of America        B2         10,000                         10,125
gtd. 9.75% 4/1/03

Doman Industries Ltd. yankee      B1         20,000                         15,000
8.75% 3/15/04

Indah Kiat Finance Mauritius      Caa1       30,000                         16,200
Ltd. 10% 7/1/07

Mail-Well Corp.  10.5% 2/15/04    B+         10,000                         10,250

Malette, Inc. yankee  12.25%      Ba3        100,000                        107,750
7/15/04

Millar Western Forest             B3         110,000                        81,400
Products Ltd.  9.875% 5/15/08

Pindo Deli Finance Mauritius      Caa1       20,000                         10,000
Ltd. 10.25% 10/1/02

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Stone Container Corp. 10.75%      B1        $ 50,000                       $ 51,500
10/1/02

Tembec Finance Corp. yankee       Ba3        30,000                         31,350
9.875% 9/30/05

Tjiwi Kimia Finance Mauritius     Caa1       20,000                         10,600
Ltd. 10% 8/1/04

                                                                            418,000

TOTAL BASIC INDUSTRIES                                                      2,435,552

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.0%

American  Standard Cos., Inc.:

7.375% 2/1/08                     Ba3        100,000                        100,250

7.625% 2/15/10                    Ba3        10,000                         10,025

                                                                            110,275

CONSTRUCTION - 0.0%

Great Lakes Dredge & Dock         B3         70,000                         71,050
Corp. 11.25% 8/15/08 (e)

REAL ESTATE - 0.1%

LNR Property Corp. 9.375%         B1         360,000                        345,600
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

CenterPoint Properties Trust.     Baa2       100,000                        94,986
6.75% 4/1/05

EOP Operating LP:

6.625% 2/15/05                    Baa1       200,000                        196,046

6.75% 2/15/08                     Baa1       300,000                        294,990

                                                                            586,022

TOTAL CONSTRUCTION & REAL                                                   1,112,947
ESTATE

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Blue Bird Body Co. 10.75%         B2         15,000                         15,450
11/15/06

Federal-Mogul Corp. 7.875%        Ba2        20,000                         20,462
7/1/10

Morris Material Handling,         B2         340,000                        251,600
Inc. 9.5% 4/1/08

                                                                            287,512

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co.     B3         70,000                         49,000
9.625% 5/1/08



MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd.  10.5%        B3        $ 110,000                      $ 108,075
6/15/07

TEXTILES & APPAREL - 0.4%

Cluett American Corp. 10.125%     B3         270,000                        255,150
5/15/08

Levi Strauss & Co.  6.8%          Baa3       570,000                        539,790
11/1/03 (e)

Polymer Group, Inc. 9% 7/1/07     B2         350,000                        346,500

Synthetic Industries, Inc.        B2         40,000                         40,800
9.25% 2/15/07

WestPoint Stevens, Inc.           Ba3        90,000                         91,125
7.875% 6/15/08

Worldtex, Inc. 9.625% 12/15/07    B1         60,000                         52,200

                                                                            1,325,565

TOTAL DURABLES                                                              1,770,152

ENERGY - 0.5%

COAL - 0.0%

P&L Coal Holdings Corp.           B2         135,000                        137,363
9.625% 5/15/08

ENERGY SERVICES - 0.1%

DI Industries, Inc. 8.875%        B1         10,000                         7,250
7/1/07

Grey Wolf, Inc. 8.875% 7/1/07     B1         60,000                         43,500

Ocean Rig Norway AS 10.25%        B3         50,000                         39,000
6/1/08

Pool Energy Services Co.          B2         60,000                         56,700
8.625% 4/1/08

Pride Petroleum Services,         Ba3        50,000                         46,500
Inc. 9.375% 5/1/07

R&B Falcon Corp. 9.5%             Ba1        40,000                         40,000
12/15/08 (e)

                                                                            232,950

OIL & GAS - 0.4%

Belco Oil & Gas Corp. 8.875%      B1         250,000                        226,250
9/15/07

Canadian Forest Oil Ltd.          B2         40,000                         35,600
8.75% 9/15/07

Chesapeake Energy Corp.           B3         10,000                         7,500
9.625% 5/1/05

Flores & Rucks, Inc. 9.75%        B1         60,000                         60,900
10/1/06

Great Lakes Carbon Corp.          B3         140,000                        141,050
10.25% 5/15/08  pay-in-kind

Hurricane Hydrocarbons Ltd.       Caa2       10,000                         5,000
11.75% 11/1/04 (e)

Ocean Energy, Inc. 8.375%         B1         50,000                         46,750
7/1/08

Petroleum Geo-Services ASA        Baa3       320,000                        299,005
7.125% 3/30/28

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Plains Resources, Inc.:

Series D, 10.25% 3/15/06          B2        $ 20,000                       $ 20,200

10.25% 3/15/06                    B2         300,000                        303,000

Seven Seas Petroleum, Inc.        Caa1       20,000                         10,000
12.5% 5/15/05

Southwest Royalties, Inc.         Caa2       10,000                         4,500
10.5% 10/15/04

Vintage Petroleum, Inc. 9%        B1         250,000                        245,000
12/15/05

                                                                            1,404,755

TOTAL ENERGY                                                                1,775,068

FINANCE - 3.4%

BANKS - 1.3%

ABN-Amro Bank NV, Chicago         A1         500,000                        513,700
6.625% 10/31/01

Banco Latinoamericano             Baa2       100,000                        99,156
Exportaciones SA euro 6.9%
12/4/99 (e)

BankAmerica Corp. 10% 2/1/03      Aa3        50,000                         57,937

BankBoston Companies 6.625%       A3         200,000                        204,220
2/1/04

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         350,000                        349,951

5.95% 7/15/01                     A1         450,000                        453,060

Capital One Bank 6.375%           Baa3       250,000                        249,105
2/15/03

Capital One Financial Corp.       Ba1        210,000                        208,198
7.125% 8/1/08

First Chicago NBD                 A1         1,000,000                      1,085,850
Institutional Capital B
7.75% 12/1/26 (e)

MBNA Corp.:

6.34% 6/2/03                      Baa2       100,000                        98,970

6.875% 11/15/02                   Baa2       300,000                        301,746

NB Capital Trust IV 8.25%         Aa2        330,000                        374,095
4/15/27

Summit Bancorp 8.625% 12/10/02    BBB+       100,000                        110,775

                                                                            4,106,763

CREDIT & OTHER FINANCE - 1.9%

Ahmanson Capital Trust I          A3         250,000                        279,998
8.36% 12/1/26 (e)

Anthony Crane Rentals             B3         20,000                         19,100
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08 (e)



MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Arcadia Financial Ltd. 11.5%      B2        $ 40,000                       $ 30,000
3/15/07

Associates Corp. of North         Aa3        500,000                        507,395
America 6% 7/15/05

AT&T Capital Corp. 7.5%           Baa3       340,000                        344,162
11/15/00

BankBoston Capital Trust II       A2         500,000                        509,070
7.75% 12/15/26

Chase Capital I 7.67% 12/1/26     Aa3        765,000                        823,247

ContiFinancial Corp. 8.125%       B1         10,000                         6,800
4/1/08

ERP Operating LP 6.55%            A3         50,000                         50,051
11/15/01

First Security Capital I          A3         110,000                        121,349
8.41% 12/15/26

First Union Institutional         BBB+       50,000                         55,069
Capital I 8.04% 12/1/26

Fleet Capital Trust II 7.92%      A2         100,000                        111,050
12/11/26

General Electric Capital          Aaa        480,000                        481,834
Corp. 6.94% 4/13/09 (d)

GS Escrow Corp. 7.125% 8/1/05     Ba1        400,000                        392,656

Imperial Credit Capital Trust     B2         20,000                         15,200
I 10.25% 6/14/02

Imperial Credit Industries        B2         330,000                        254,100
9.875% 1/15/07

KeyCorp Institutional Capital     A1         1,000,000                      1,095,080
A 7.826% 12/1/26

MCN Investment Corp. 6.03%        Baa3       180,000                        178,675
2/1/01

Nordstrom Credit, Inc. 7.25%      A2         200,000                        210,608
4/30/02

Ocwen Capital Trust 10.875%       B2         20,000                         16,000
8/1/27

Olympic Financial Ltd. 11.5%      B2         30,000                         22,500
3/15/07

PNC Institutional Capital         A2         600,000                        670,812
Trust 8.315% 5/15/27 (e)

Sprint Capital Corp. 5.7%         Baa1       160,000                        160,018
11/15/03

Time Warner Telecom LLC/Time      B2         20,000                         20,550
Warner Telecom, Inc. 9.75%
7/15/08

                                                                            6,375,324

SAVINGS & LOANS - 0.2%

Long Island Savings Bank FSB      Baa3       500,000                        498,920
6.2% 4/2/01

TOTAL FINANCE                                                               10,981,007

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - 0.1%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Wright Medical Technology,        Caa3      $ 40,000                       $ 21,000
Inc. 11.75% 7/1/00 (g)

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fountain View, Inc. 11.25%        Caa1       20,000                         17,400
4/15/08

Harborside Healthcare Corp.       B3         50,000                         24,250
0% 8/1/08 (c)

Oxford Health Plans, Inc. 11%     Caa1       30,000                         28,200
5/15/05 (e)

Tenet Healthcare Corp.:

8% 1/15/05                        Ba1        20,000                         20,575

8.125% 12/1/08 (e)                Ba3        260,000                        266,500

                                                                            356,925

TOTAL HEALTH                                                                377,925

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

ELECTRICAL EQUIPMENT - 0.1%

Advanced Lighting                 B2         30,000                         27,150
Technologies, Inc. 8%
3/15/08 (e)

Motors & Gears, Inc. 10.75%       B3         100,000                        102,500
11/15/06

Telex Communications, Inc.        B2         45,000                         39,600
10.5% 5/1/07

                                                                            169,250

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

Continental Global Group,         B2         20,000                         17,100
Inc. 11% 4/1/07

Tenneco, Inc. 8.075% 10/1/02      Baa1       300,000                        312,807

Thermadyne Holdings Corp. 0%      Caa1       90,000                         39,600
6/1/08 (c)

Thermadyne Manufacturing LLC      B3         80,000                         72,800
9.875% 6/1/08

Tyco International Group SA       Baa1       1,000,000                      1,009,630
yankee 6.125% 6/15/01

                                                                            1,451,937

POLLUTION CONTROL - 0.2%

Allied Waste North America,
Inc.:

7.625% 1/1/06 (e)                 Ba2        90,000                         91,125

7.875% 1/1/09 (e)                 Ba2        100,000                        101,250

Envirosource, Inc. 9.75%          B3         40,000                         36,200
6/15/03

WMX Technologies, Inc. 7.1%       Baa3       400,000                        425,840
8/1/26

                                                                            654,415

TOTAL INDUSTRIAL MACHINERY &                                                2,275,602
EQUIPMENT



MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MEDIA & LEISURE - 2.5%

BROADCASTING - 1.6%

ACME Television LLC/ACME          B3        $ 50,000                       $ 39,875
Financial Corp. 0% 9/30/04
(c)

Adelphia  Communications Corp.:

9.5% 2/15/04 pay-in-kind          B2         65,238                         66,699

9.875% 3/1/05                     B2         220,000                        239,800

9.875% 3/1/07                     B2         30,000                         33,150

American Mobile Satellite         -          20,000                         12,400
Corp. 12.25% 4/1/08

Ascent Entertainment Group,       B3         340,000                        204,000
Inc. 0% 12/15/04 (c)

CapStar Broadcasting              B3         30,000                         24,600
Partners, Inc. 0% 2/1/09 (c)

CBS Radio, Inc. 11.375%           Ba2        85,500                         99,180
1/15/09 pay-in-kind

Chancellor Media Corp.:

8% 11/1/08 (e)                    Ba2        80,000                         81,600

9% 10/1/08 (e)                    B1         30,000                         31,575

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       70,000                         77,673

9% 9/1/08                         Baa3       540,000                        638,701

International Cabletel, Inc.      B3         210,000                        170,100
0% 2/1/06 (c)

Iridium Operating LLC/Iridium
Capital Corp.:

10.875% 7/15/05                   B3         170,000                        144,500

11.25% 7/15/05                    B3         60,000                         51,600

Metromedia Fiber Network,         B2         340,000                        349,350
Inc. 10% 11/15/08 (e)

NTL, Inc.:

0% 4/1/08 (c)                     B3         470,000                        290,225

10% 2/15/07                       B3         90,000                         92,700

11.5% 10/1/08 (e)                 B3         40,000                         43,000

Olympus Communications            B1         60,000                         66,000
LP/Olympus Capital Corp.
10.625% 11/15/06

Orion Network Systems, Inc.:

0% 1/15/07 (c)                    B2         260,000                        161,200

11.25% 1/15/07                    B2         30,000                         29,250

Renaissance Media Group           B3         30,000                         20,250
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (c)

Rogers Cablesystems Ltd.          Ba3        10,000                         11,050
yankee 10.125% 9/1/12

Satelites Mexicanos SA  de CV:

9.06% 6/30/04 (e)(g)              -          100,000                        93,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Satelites Mexicanos SA de CV:
- continued

10.125% 11/1/04                   B3        $ 100,000                      $ 80,000

TCI Communications, Inc.          Baa3       220,000                        273,304
8.75% 8/1/15

Telewest PLC 0% 10/1/07 (c)       B1         190,000                        157,700

Time Warner, Inc.:

6.875% 6/15/18                    Baa3       180,000                        188,561

8.18% 8/15/07                     Baa3       1,000,000                      1,158,550

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (c)           B2         140,000                        67,900

Series D 0% 5/15/06 (c)           B2         30,000                         14,550

United International              B3         320,000                        172,800
Holdings, Inc. 0% 2/15/08 (c)

                                                                            5,184,843

ENTERTAINMENT - 0.2%

AMC Entertainment, Inc. 9.5%      B2         310,000                        316,200
3/15/09

Harrahs Operating Co., Inc.       Ba2        170,000                        170,000
7.875% 12/15/05

Premier Parks, Inc. 0% 4/1/08     B3         320,000                        216,800
(c)

Regal Cinemas, Inc. 9.5%          B3         30,000                         30,750
6/1/08 (e)

                                                                            733,750

LODGING & GAMING - 0.3%

Aladdin Gaming                    Caa2       40,000                         10,400
Holdings/Aladdin Capital
Corp. 0% 3/1/10 (c)

Circus Circus  Enterprises,
Inc.:

7% 11/15/36                       Baa3       270,000                        244,350

7.625% 7/15/13                    Ba2        10,000                         8,800

9.25% 12/1/05                     Ba2        40,000                         40,600

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        170,000                        166,175

7.875% 8/1/08                     Ba2        20,000                         19,400

8.45% 12/1/08                     Ba2        50,000                         50,000

KSL Recreation Group, Inc.        B3         20,000                         19,900
10.25% 5/1/07

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         320,000                        294,400

9.75% 10/1/07                     B3         40,000                         33,600

Sun International Hotels          Ba3        30,000                         30,900
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                            918,525



MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

PUBLISHING - 0.3%

Big Flower Press  Holdings,
Inc.:

8.625% 12/1/08 (e)                B2        $ 40,000                       $ 40,000

8.875% 7/1/07                     B2         130,000                        131,300

News America, Inc.:

6.625% 1/9/08                     Baa3       145,000                        149,017

7.25% 5/18/18                     Baa3       600,000                        613,008

                                                                            933,325

RESTAURANTS - 0.1%

AFC Enterprises, Inc. 10.25%      B3         290,000                        302,325
5/15/07

Dominos, Inc. 10.375% 1/15/09     B3         40,000                         40,200
(e)

Host Marriott Travel Plazas,      Ba3        20,000                         20,450
Inc. 9.5% 5/15/05

SC International Services,        B2         160,000                        160,600
Inc. Series B, 9.25% 9/1/07

                                                                            523,575

TOTAL MEDIA & LEISURE                                                       8,294,018

NONDURABLES - 0.4%

BEVERAGES - 0.2%

Seagram Co. Ltd.:

yankee 6.875% 9/1/23              Baa3       40,000                         36,800

8.35% 1/15/22                     Baa3       20,000                         21,450

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       300,000                        298,200

7% 4/15/08                        Baa3       40,000                         40,150

7.6% 12/15/28                     Baa3       300,000                        301,050

                                                                            697,650

FOODS - 0.0%

Del Monte Corp. 12.25% 4/15/07    Caa1       20,000                         22,300

HOUSEHOLD PRODUCTS - 0.1%

AKI Holding Corp. 0% 7/1/09       Caa1       20,000                         7,800
(c)(e)

Revlon Consumer  Products
Corp.:

8.125% 2/1/06                     B2         80,000                         76,000

9% 11/1/06 (e)                    B2         240,000                        237,600

                                                                            321,400

TOBACCO - 0.1%

Philip Morris Companies, Inc.     A2         250,000                        266,248
6.95% 6/1/06

TOTAL NONDURABLES                                                           1,307,598

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

PRECIOUS METALS - 0.1%

Centaur Mining & Exploration      B1        $ 40,000                       $ 36,400
Ltd. 11% 12/1/07

Great Central Mines Ltd.          Ba2        320,000                        319,200
8.875% 4/1/08

TOTAL PRECIOUS METALS                                                       355,600

RETAIL & WHOLESALE - 1.1%

APPAREL STORES - 0.0%

Mothers Work, Inc. 12.625%        B3         10,000                         10,250
8/1/05

Specialty Retailers, Inc.:

8.5% 7/15/05                      Ba3        60,000                         51,300

9% 7/15/07                        B2         85,000                         68,000

                                                                            129,550

DRUG STORES - 0.3%

Rite Aid Corp. 6% 12/15/05 (e)    Baa1       1,000,000                      1,000,000

GENERAL MERCHANDISE STORES -
0.3%

Dayton Hudson Corp.  6.4%         A3         400,000                        411,820
2/15/03

Federated Department Stores,      Baa2       500,000                        515,185
Inc. 6.79% 7/15/27

                                                                            927,005

GROCERY STORES - 0.2%

American Stores Co. 7.5%          Baa2       250,000                        278,518
5/1/37

Kroger Co. 6% 7/1/00              Baa3       270,000                        271,771

                                                                            550,289

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.3%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa2       225,000                        148,500

Guitar Center, Inc. 11% 7/1/06    B1         29,000                         30,450

HMV Media Group PLC 10.25%        B3         50,000                         48,250
5/15/08

J. Crew Group, Inc. 0%            Caa3       150,000                        67,500
10/15/08 (c)

J. Crew Operating Corp.           Caa1       280,000                        242,200
10.375% 10/15/07

Metals USA, Inc. 8.625%           B2         340,000                        318,750
2/15/08

U.S. Office Products Co.          B3         10,000                         6,300
9.75% 6/15/08

                                                                            861,950

TOTAL RETAIL & WHOLESALE                                                    3,468,794



MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

SERVICES - 0.2%

LEASING & RENTAL - 0.1%

AP Holdings, Inc. 0% 3/15/08      Caa2      $ 30,000                       $ 16,200
(c)

Apcoa, Inc. 9.25% 3/15/08         Caa1       40,000                         36,800

Hollywood Entertainment Corp.     B3         170,000                        171,700
10.625% 8/15/04

Renters Choice, Inc. 11%          B2         50,000                         50,250
8/15/08 (e)

                                                                            274,950

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1       40,000                         40,400
12.75% 8/1/05

SERVICES - 0.1%

Iron Mountain, Inc. 8.75%         B3         110,000                        113,300
9/30/09

Medaphis Corp. 9.5% 2/15/05       Caa1       72,000                         55,440

SITEL Corp. 9.25% 3/15/06         B2         250,000                        215,000

                                                                            383,740

TOTAL SERVICES                                                              699,090

TECHNOLOGY - 0.3%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia  Communications,
Inc.:

8.5% 1/15/08                      B2         10,000                         9,450

8.6% 6/1/08                       B2         30,000                         28,500

Jordan Telecommunication
Products, Inc.:

0% 8/1/07 (c)                     B3         60,000                         46,200

9.875% 8/1/07                     B3         30,000                         30,000

                                                                            114,150

COMPUTER SERVICES & SOFTWARE
- 0.1%

Concentric Network Corp.          -          30,000                         30,600
12.75% 12/15/07

DecisionOne Corp. 9.75% 8/1/07    B3         250,000                        115,000

DecisionOne Holdings Corp. 0%     Caa1       80,000                         16,000
8/1/08 unit (c)

ICG Services, Inc. 0% 2/15/08     -          220,000                        116,600
(c)

                                                                            278,200

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

Comdisco, Inc. 6.1% 6/5/01        Baa1       250,000                        253,390

ELECTRONIC INSTRUMENTS - 0.0%

Telecommunications Techniques     B3         80,000                         78,400
Co. LLC 9.75% 5/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONICS - 0.1%

Communications Instruments,       B3        $ 10,000                       $ 9,625
Inc. 10% 9/15/04

Hadco Corp. 9.5% 6/15/08          B2         90,000                         88,650

Insilco Corp. 12% 8/15/07         B3         60,000                         61,800
unit (e)

                                                                            160,075

TOTAL TECHNOLOGY                                                            884,215

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.2%

Atlas Air, Inc.:

9.25% 4/15/08                     B3         30,000                         29,700

9.375% 11/15/06 (e)               B3         220,000                        220,000

Atlas Air, Inc. Pass Through      Ba3        30,000                         32,100
Trust 12.25% 12/1/02

Kitty Hawk, Inc. 9.95%            B1         320,000                        315,200
11/15/04

                                                                            597,000

RAILROADS - 0.5%

Burlington Northern Santa Fe
Corp.:

6.875% 12/1/27                    Baa2       1,000,000                      1,042,890

7.29% 6/1/36                      Baa2       150,000                        167,168

Norfolk Southern Corp. 7.05%      Baa1       340,000                        367,822
5/1/37

                                                                            1,577,880

SHIPPING - 0.0%

Holt Group, Inc. 9.75%            Caa1       140,000                        96,600
1/15/06 (e)

Hvide Marine, Inc. 8.375%         B1         100,000                        80,000
2/15/08

                                                                            176,600

TOTAL TRANSPORTATION                                                        2,351,480

UTILITIES - 1.8%

CELLULAR - 0.6%

Cable & Wireless                  Baa1       300,000                        300,132
Communications PLC 6.375%
3/6/03

Cellnet Data Systems, Inc. 0%     -          140,000                        30,800
10/1/07 (c)

Dial Call Communications,         B2         30,000                         29,400
Inc. 10.25% 12/15/05

Iridium LLC/Iridium Capital       B3         10,000                         9,150
Corp. 13% 7/15/05

McCaw International Ltd. 0%       Caa1       280,000                        151,200
4/15/07 (c)



MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Millicom International            Caa1      $ 670,000                      $ 470,675
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.:

0% 8/15/04 (c)                    B2         120,000                        116,700

0% 2/15/08 (c)                    B2         320,000                        192,000

Nextel International, Inc.        Caa1       180,000                        81,000
0% 4/15/08 (c)

PageMart Nationwide, Inc. 0%      B3         50,000                         44,250
2/1/05 (c)

PageMart Wireless, Inc.  0%       Caa2       70,000                         32,200
2/1/08 (c)

Rogers Communications, Inc.       B2         240,000                        247,200
8.875% 7/15/07

Telesystem International
Wireless, Inc.:

0% 6/30/07 (c)                    Caa1       120,000                        51,000

0% 11/1/07 (c)                    Caa1       130,000                        47,450

Teligent, Inc. 0% 3/1/08 (c)      Caa1       100,000                        49,500

                                                                            1,852,657

ELECTRIC UTILITY - 0.4%

AES Corp. 10.25% 7/15/06          Ba1        140,000                        151,200

Avon Energy Partners Holdings     Baa2       300,000                        304,320
6.46% 3/4/08 (e)

Israel Electric Corp. Ltd.        A3         795,000                        727,171
7.75% 12/15/27 (e)

Niagara Mohawk Power Corp.        Ba2        40,000                         42,800
7.75% 10/1/08

Texas Utilities Co. 6.375%        Baa3       200,000                        202,384
1/1/08

                                                                            1,427,875

GAS - 0.1%

Columbia Gas System, Inc.         A3         379,000                        391,280
6.61% 11/28/02

TELEPHONE SERVICES - 0.7%

Allegiance Telecom, Inc.          -          20,000                         19,400
12.875% 5/15/08

Covad Communications Group,       -          60,000                         33,000
Inc. 0% 3/15/08 (c)

Dobson Wireline Co. 12.25%        -          70,000                         62,650
6/15/08

DTI Holdings, Inc. 0% 3/1/08      -          70,000                         17,150
(c)

Firstworld Communications,        -          30,000                         9,000
Inc. 0% 4/15/08 (c)

GCI, Inc. 9.75% 8/1/07            B2         10,000                         9,850

Global TeleSystems Group,         Caa2       10,000                         9,300
Inc. 9.875% 2/15/05

GST Network Funding, Inc. 0%      -          130,000                        59,150
5/1/08 (c)(e)

GST Telecommunications, Inc.      -          90,000                         81,900
12.75% 11/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Hermes Europe Railtel BV          B3        $ 60,000                       $ 60,750
10.375% 1/15/09 (e)

Hyperion Telecommunications,      B3         70,000                         50,050
Inc. 0% 4/15/03 (c)

ICG Holdings, Inc. 0% 9/15/05     -          80,000                         66,000
(c)

IXC Communications, Inc. 9%       B3         90,000                         89,100
4/15/08

KMC Telecom Holdings, Inc. 0%     -          50,000                         23,500
2/15/08 (c)

Level 3 Communications, Inc.      B3         150,000                        148,688
9.125% 5/1/08

MCI WorldCom, Inc.:

6.4% 8/15/05                      Baa2       310,000                        322,189

8.875% 1/15/06                    Baa2       184,000                        201,106

McLeodUSA, Inc.:

0% 3/1/07 (c)                     B2         350,000                        267,750

9.25% 7/15/07                     B2         10,000                         10,300

NEXTLINK Communications LLC       B3         30,000                         31,875
12.5% 4/15/06

NEXTLINK  Communications, Inc.:

9% 3/15/08                        B3         20,000                         18,800

9.625% 10/1/07                    B3         20,000                         19,200

10.75% 11/15/08 (e)               B3         340,000                        346,800

Rhythms Netconnections, Inc.      -          120,000                        58,800
0% 5/15/08 (c)

WinStar  Communications, Inc.:

0% 10/15/05 (c)                   Caa1       40,000                         28,400

14.5% 10/15/05                    Caa1       110,000                        121,000

0% 3/15/08 (c)                    CCC        85,000                         60,350

                                                                            2,226,058

TOTAL UTILITIES                                                             5,897,870

TOTAL NONCONVERTIBLE BONDS                                                  44,842,031

TOTAL CORPORATE BONDS                                                       45,775,719
(Cost $46,064,142)

U.S. GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - 2.8%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 0.4%

Fannie Mae 5.75% 6/15/05          Aaa        750,000                        774,375



MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Federal Home Loan Bank:

7.56% 9/1/04                      Aaa       $ 310,000                      $ 344,633

7.59% 3/10/05                     Aaa        190,000                        212,889

Government Trust Certificates     Aaa        83,940                         88,724
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class 2-E 9.4%
5/15/02

TOTAL U.S. GOVERNMENT AGENCY                                                1,420,621
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
2.4%

U.S. Treasury Bond:

7.625% 2/15/25                    Aaa        350,000                        460,142

8.75% 5/15/17                     Aaa        25,000                         34,777

U.S. Treasury Notes:

5.875% 11/30/01                   Aaa        2,777,000                      2,870,724

7% 7/15/06                        Aaa        3,775,000                      4,298,177

TOTAL U.S. TREASURY                                                         7,663,820
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                   9,084,441
GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,861,242)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 8.0%



FANNIE MAE - 7.1%

5.5% 2/1/11                       Aaa        195,295                        192,791

6% 4/1/11 to 12/1/28              Aaa        567,481                        566,034

6% 1/1/14 to 1/1/28  (f)          Aaa        2,100,000                      2,089,313

6.5% 11/1/25 to 12/1/28           Aaa        15,755,141                     15,858,514

7% 2/1/28 to 9/1/28               Aaa        3,190,337                      3,254,143

7% 1/1/29 (f)                     Aaa        1,240,000                      1,265,188

                                                                            23,225,983

FREDDIE MAC - 0.2%

7% 1/22/01 to 7/1/01              Aaa        199,788                        200,823

7.5% 12/1/27 to 4/1/28            Aaa        529,172                        543,391

                                                                            744,214

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.7%

7% 11/15/27 to 10/15/28           Aaa        753,122                        770,534

7.5% 6/15/27 to 3/15/28           Aaa        1,549,094                      1,597,339

                                                                            2,367,873

TOTAL U.S. GOVERNMENT AGENCY                                                26,338,070
-  MORTGAGE SECURITIES
(Cost $26,162,730)

ASSET-BACKED SECURITIES - 1.6%

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Airplanes Pass Through Trust      Ba2       $ 100,000                      $ 105,000
10.875% 3/15/19

Capital Equipment Receivables     Aaa        390,954                        391,220
Trust 6.11% 7/15/99

Chevy Chase Auto Receivables      Aaa        110,868                        111,474
Trust 5.91% 12/15/04

Contimortgage Home Equity         Aaa        1,000,000                      1,000,620
Loan Trust 6.26% 7/15/12

Ford Credit Auto  Owner Trust:

6.2% 12/15/02                     Baa3       510,000                        513,019

6.4% 5/15/02                      A1         610,000                        618,369

6.4% 12/15/02                     Baa3       80,000                         80,320

Green Tree Financial Corp.        Aaa        17,567                         17,583
6.1% 4/15/27

Key Auto Finance Trust:

6.3% 10/15/03                     A2         605,422                        606,273

6.65% 10/15/03                    Baa3       180,840                        182,790

MBNA Master Credit Card Trust     Aaa        1,000,000                      1,052,980
II 6.55% 1/15/07

Sears Credit Account Master       Aaa        577,500                        579,666
Trust II 6.5% 10/15/03

TOTAL ASSET-BACKED SECURITIES                                               5,259,314
(Cost $5,184,571)

COMMERCIAL MORTGAGE
SECURITIES - 0.6%



CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       220,000                        208,725
1/17/35

Series 1998 FLI Class E,          Baa2       420,000                        408,188
6.5063% 1/10/13 (e)(g)

GS Mortgage Securities Corp.      Baa3       500,000                        452,605
II Series 1998 GLII Class E,
7.1905% 4/13/31 (e)(g)

Morgan Stanley Capital I,
Inc. Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       195,000                        188,602

Class E, 7.35% 12/15/12           Baa3       68,000                         60,010

Thirteen Affiliates of            Aaa        500,000                        519,555
General Growth Properties,
Inc. sequential pay Series A
2, 6.602% 12/15/10 (e)

Wells Fargo Capital Markets       Aaa        143,915                        145,480
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (e)

TOTAL COMMERCIAL MORTGAGE                                                   1,983,165
SECURITIES
(Cost $2,019,130)

FOREIGN GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS (I) - 0.1%

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Quebec Province yankee:

6.86% 4/15/26 (d)                 A2        $ 250,000                      $ 274,555

7.125% 2/9/24                     A2         30,000                         32,758

7.5% 7/15/23                      A2         30,000                         34,149

TOTAL FOREIGN GOVERNMENT AND                                                341,462
GOVERNMENT AGENCY OBLIGATIONS
(Cost $306,897)

SUPRANATIONAL OBLIGATIONS -
0.2%



Inter American Development        Aaa        500,000                        523,760
Bank yankee 6.29% 7/16/27
(Cost $496,855)

CERTIFICATES OF DEPOSIT - 0.1%



Canadian Imperial Bank of                     500,000                       505,600
Commerce, New York yankee
6.2% 8/1/00 (Cost $500,750)

CASH EQUIVALENTS - 7.9%

                                              SHARES

Taxable Central Cash Fund (b)                 25,959,198                  25,959,198
(Cost $25,959,198)

TOTAL INVESTMENT IN                                                       $ 327,542,096
SECURITIES - 100%
(Cost $277,036,500)


SECURITY TYPE ABBREVIATIONS

ACES -  Automatic Common
        Exchange Securities
QUIPS - Quarterly Income Preferred Securities

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,536,603 or 3.0% of net assets.

(f) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY            ACQUISTION DATE  ACQUISITION COST

Mothers Work, Inc.  6/18/98           18

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $293,141,327 and $231,679,584, respectively, of which long-term U.S. government and government agency obligations aggregated $80,114,862 and $80,377,699, respectively (see Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $30,577 for the period (see Note 4 of Notes to Financial Statements).

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        15.7%  AAA, AA, A    14.9%

Baa               5.2%   BBB           5.5%

Ba                1.1%   BB            1.2%

B                 4.2%   B             4.4%

Caa               0.6%   CCC           0.4%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.2%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $277,265,807. Net unrealized appreciation aggregated $50,276,289, of which $54,273,023 related to appreciated investment securities and $3,996,734 related to depreciated investment securities.

The fund hereby designates approximately $4,070,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 327,542,096
value (cost $277,036,500) -
See accompanying schedule

Cash                                          42,315

Receivable for investments                    10,756,394
sold

Receivable for fund shares                    303,958
sold

Dividends receivable                          282,920

Interest receivable                           1,184,921

Other receivables                             37,274

 TOTAL ASSETS                                 340,149,878

LIABILITIES

Payable for investments        $ 19,242,545
purchased Regular delivery

 Delayed delivery               3,357,833

Payable for fund shares         132,635
redeemed

Accrued management fee          111,140

Distribution fees payable       709

Other payables and  accrued     61,477
expenses

 TOTAL LIABILITIES                            22,906,339

NET ASSETS                                   $ 317,243,539

Net Assets consist of:

Paid in capital                              $ 250,823,566

Undistributed net investment                  7,505,060
income

Accumulated undistributed net                 8,401,192
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   50,513,721
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 317,243,539

INITIAL CLASS: NET ASSET                      $16.11
VALUE, offering price   and
redemption price per share
($307,681,325 (divided by)
19,097,287   shares)

SERVICE CLASS: NET ASSET                      $16.07
VALUE, offering price and
redemption price per share
($9,562,214 (divided by)
594,951 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                             $ 2,746,413
Dividends

Interest                                       6,365,032

 TOTAL INCOME                                  9,111,445

EXPENSES

Management fee                   $ 1,135,397

Transfer agent fees               177,608

Distribution fees - Service       3,228
Class

Accounting fees and expenses      156,276

Non-interested trustees'          916
compensation

Custodian fees and expenses       25,384

Audit                             21,642

Legal                             2,276

Miscellaneous                     16,507

 Total expenses before            1,539,234
reductions

 Expense reductions               (29,663)     1,509,571

NET INVESTMENT INCOME                          7,601,874

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            8,518,505

 Foreign currency transactions    4,867        8,523,372

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            26,047,077

 Assets and liabilities in        8,383        26,055,460
foreign currencies

NET GAIN (LOSS)                                34,578,832

NET INCREASE (DECREASE) IN                    $ 42,180,706
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                             $ 25,741
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                            3,922

                                              $ 29,663

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 7,601,874                   $ 5,313,482
income

 Net realized gain (loss)       8,523,372                     8,597,009

 Change in net unrealized       26,055,460                    16,949,433
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     42,180,706                    30,859,924
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (5,425,338)                   (2,678,656)
From net investment income

 From net realized gain         (8,288,727)                   -

 TOTAL DISTRIBUTIONS            (13,714,065)                  (2,678,656)

Share transactions - net        74,228,783                    83,257,215
increase (decrease)

  TOTAL INCREASE (DECREASE)     102,695,424                   111,438,483
IN NET ASSETS

NET ASSETS

 Beginning of period            214,548,115                   103,109,632

 End of period (including      $ 317,243,539                 $ 214,548,115
undistributed net investment
income of $7,505,060 and
$5,297,948, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                 YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS        SHARES                        DOLLARS

Share transactions Initial   6,631,328                    $ 99,433,344    7,435,394                    $ 99,539,917
Class  Sold

  Reinvested                 974,658                       13,713,433     215,153                       2,678,656

  Redeemed                   (3,218,228)                   (47,915,708)   (1,375,161)                   (18,971,358)

  Net increase (decrease)    4,387,758                    $ 65,231,069    6,275,386                    $ 83,247,215

 Service Class A  Sold       610,188                      $ 9,232,622     706                          $ 10,000

  Reinvested                 46                            643            -                             -

  Redeemed                   (15,989)                      (235,551)      -                             -

  Net increase (decrease)    594,245                      $ 8,997,714     706                          $ 10,000

Distributions From net                                    $ 5,425,084                                  $ 2,678,656
investment income  Initial
Class

  Service Class                                            254                                          -

  Total                                                   $ 5,425,338                                  $ 2,678,656

 From net realized gain                                   $ 8,288,339                                  $ -
Initial Class

  Service Class                                            388                                          -

  Total                                                   $ 8,288,727                                  $ -

                                                          $ 13,714,065                                 $ 2,678,656

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997       1996       1995 I

Net asset value, beginning of    $ 14.58                   $ 12.23    $ 11.17    $ 10.00
period

Income from Investment
Operations

 Net investment income            .44 D                     .44 D      .33        .14

 Net realized and unrealized      2.00                      2.22       .78        1.25
gain (loss)

 Total from investment            2.44                      2.66       1.11       1.39
operations

Less Distributions

 From net investment income       (.36)                     (.31)      (.01) F    (.14)

 From net realized gain           (.55)                     -          (.04) F    (.08)

 Total distributions              (.91)                     (.31)      (.05)      (.22)

Net asset value, end of period   $ 16.11                   $ 14.58    $ 12.23    $ 11.17

TOTAL RETURN B, C                 17.64%                    22.18%     9.98%      13.92%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 307,681                 $ 214,538  $ 103,110  $ 43,155
(000 omitted)

Ratio of expenses to average      .59%                      .61%       .72%       1.42% G
net assets

Ratio of expenses to average      .58% H                    .60% H     .71% H     1.42%
net assets after expense
reductions

Ratio of net investment           2.94%                     3.28%      3.63%      3.56%
income to average net assets

Portfolio turnover                94%                       98%        163%       248%




FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 14.59                   $ 14.16
period

Income from Investment
Operations

 Net investment income D          .41                       .08

 Net realized and unrealized      1.98                      .35
gain (loss)

 Total from investment            2.39                      .43
operations

Less Distributions

 From net investment income       (.36)                     -

 From net realized gain           (.55)                     -

 Total distributions              (.91)                     -

Net asset value, end of period   $ 16.07                   $ 14.59

TOTAL RETURN B, C                 17.27%                    3.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,562                   $ 10
(000 omitted)

Ratio of expenses to average      .70%                      .71% A
net assets

Ratio of expenses to average      .69% H                    .71% A
net assets after expense
reductions

Ratio of net investment           2.79%                     3.43% A
income to average net assets

Portfolio turnover                94%                       98%

A ANNUALIZED

B TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES (SEE NOTE 1 OF
NOTES TO FINANCIAL
STATEMENTS).

G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

I FOR THE PERIOD JANUARY 3,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,1998   PAST 1 YEAR  LIFE OF FUND

VIP II: ASSET MGR: GROWTH -      17.57%       21.42%
"INITIAL CLASS"

Fidelity Aggressive Composite    22.74%       n/a

 S&P 500 (registered trademark)  28.58%       30.55%

 LB Aggregate Bond               8.69%        10.04%

 LB 3 Month T-Bill               5.31%        n/a

Variable Annuity Flexible        13.50%       n/a
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Aggressive Asset Allocation Composite Index, - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represent a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charge.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.


(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II Asset Mgr Growth     FID Aggressive Composite    S&P 500                     LB Aggregate Bond
             00159                       F0022                       SP001                       LB001
  1995/01/31      10000.00                    10000.00                    10000.00                    10000.00
  1995/02/28      10149.70                    10319.62                    10389.70                    10238.00
  1995/03/31      10289.42                    10539.71                    10696.30                    10300.45
  1995/04/30      10558.88                    10785.50                    11011.31                    10444.66
  1995/05/31      10708.58                    11199.23                    11451.43                    10848.87
  1995/06/30      11137.72                    11397.77                    11717.44                    10928.06
  1995/07/31      11546.91                    11633.53                    12106.00                    10904.02
  1995/08/31      12065.87                    11695.86                    12136.38                    11035.96
  1995/09/30      12245.51                    12052.97                    12648.54                    11143.01
  1995/10/31      11776.45                    12083.85                    12603.38                    11287.87
  1995/11/30      11986.03                    12487.56                    13156.67                    11457.19
  1995/12/31      12277.71                    12701.01                    13410.07                    11617.59
  1996/01/31      12569.78                    13008.92                    13866.55                    11694.26
  1996/02/29      12613.39                    13009.89                    13995.09                    11490.78
  1996/03/31      12840.37                    13059.96                    14129.86                    11410.35
  1996/04/30      13143.01                    13162.84                    14338.14                    11346.45
  1996/05/31      13348.36                    13380.07                    14707.92                    11323.76
  1996/06/30      13402.41                    13467.11                    14763.95                    11475.49
  1996/07/31      13067.35                    13093.05                    14111.68                    11506.48
  1996/08/31      13164.62                    13267.32                    14409.30                    11486.92
  1996/09/30      13705.04                    13821.05                    15220.25                    11686.79
  1996/10/31      14104.95                    14163.15                    15640.03                    11946.24
  1996/11/30      15023.67                    14935.59                    16822.26                    12150.52
  1996/12/31      14737.79                    14700.41                    16489.01                    12037.52
  1997/01/31      15367.80                    15358.12                    17519.24                    12074.83
  1997/02/28      15514.22                    15455.00                    17656.59                    12105.02
  1997/03/31      14781.88                    14970.83                    16931.08                    11970.65
  1997/04/30      15401.55                    15656.26                    17941.87                    12150.21
  1997/05/31      16336.68                    16364.80                    19034.17                    12265.64
  1997/06/30      16821.15                    16929.64                    19886.90                    12411.60
  1997/07/31      17959.09                    17991.36                    21469.30                    12746.72
  1997/08/31      17395.75                    17251.75                    20266.59                    12638.37
  1997/09/30      18037.95                    17980.97                    21376.59                    12825.42
  1997/10/31      17609.82                    17629.62                    20662.61                    13011.39
  1997/11/30      18116.82                    18224.94                    21619.09                    13071.24
  1997/12/31      18432.29                    18493.92                    21990.29                    13203.26
  1998/01/31      18432.29                    18700.72                    22233.50                    13372.26
  1998/02/28      19558.44                    19644.52                    23836.98                    13361.56
  1998/03/31      20283.77                    20370.04                    25057.67                    13406.99
  1998/04/30      20220.15                    20544.55                    25309.75                    13476.71
  1998/05/31      20016.54                    20350.75                    24874.67                    13604.74
  1998/06/30      20487.37                    20977.02                    25885.08                    13720.38
  1998/07/31      20309.22                    20836.27                    25609.41                    13749.19
  1998/08/31      17751.48                    18817.21                    21906.80                    13973.30
  1998/09/30      18413.18                    19776.08                    23310.15                    14300.28
  1998/10/31      19583.89                    20879.74                    25206.20                    14224.48
  1998/11/30      20563.72                    21798.91                    26733.94                    14305.56
  1998/12/31      21670.80                    22698.75                    28274.35                    14348.48
IMATRL PRASUN   SHR__CHT 19981231 19990126 145802 R00000000000050

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager: Growth Portfolio on January 31, 1995, shortly after the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $21,671 - a 116.71% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $28,274 over the same period - a 182.74% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,348 - a 43.48% increase.

You can also look at how the Fidelity Aggressive Asset Allocation Composite Index did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (182.74%), Lehman Brothers Aggregate Bond Index (43.48%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (23.65%) - according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $22,699 - a 126.99% increase.

* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31,
1996.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                           % OF FUND'S INVESTMENTS

Wal-Mart Stores, Inc.       3.2

AT&T Corp.                  3.1

General Electric Co.        2.0

Lucent Technologies, Inc.   1.9

Fannie Mae                  1.9

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

(STOCKS ONLY)       % OF FUND'S INVESTMENTS

FINANCE              11.9

UTILITIES            10.9

TECHNOLOGY           10.1

RETAIL & WHOLESALE   8.3

HEALTH               8.3

ASSET ALLOCATION AS OF DECEMBER 31, 1998*

Row: 1, Col: 1, Value: 76.8
Row: 1, Col: 2, Value: 17.7
Row: 1, Col: 3, Value: 5.5
Stock class  78.9%
Bond class  17.6%
Short-term class  3.5%
*FOREIGN INVESTMENTS  1.5%

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,1998   PAST 1 YEAR  LIFE OF FUND

VIP II: ASSET MGR: GROWTH -      17.18%       21.30%
SERVICE CLASS

Fidelity Aggressive Composite    22.74%       n/a

 S&P 500                         28.58%       30.55%

 LB Aggregate Bond               8.69%        10.04%

 LB 3 Month T-Bill               5.31%        n/a

Variable Annuity Flexible        13.50%       n/a
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past one year average represent a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.


$10,000 OVER LIFE OF FUND
             VIP II Asset Mgr Gro-CL S   FID Aggressive Composite    S&P 500                     LB Aggregate Bond
             00468                       F0022                       SP001                       LB001
  1995/01/31      10000.00                    10000.00                    10000.00                    10000.00
  1995/02/28      10149.70                    10319.62                    10389.70                    10238.00
  1995/03/31      10289.42                    10539.71                    10696.30                    10300.45
  1995/04/30      10558.88                    10785.50                    11011.31                    10444.66
  1995/05/31      10708.58                    11199.23                    11451.43                    10848.87
  1995/06/30      11137.72                    11397.77                    11717.44                    10928.06
  1995/07/31      11546.91                    11633.53                    12106.00                    10904.02
  1995/08/31      12065.87                    11695.86                    12136.38                    11035.96
  1995/09/30      12245.51                    12052.97                    12648.54                    11143.01
  1995/10/31      11776.45                    12083.85                    12603.38                    11287.87
  1995/11/30      11986.03                    12487.56                    13156.67                    11457.19
  1995/12/31      12277.71                    12701.01                    13410.07                    11617.59
  1996/01/31      12569.78                    13008.92                    13866.55                    11694.26
  1996/02/29      12613.39                    13009.89                    13995.09                    11490.78
  1996/03/31      12840.37                    13059.96                    14129.86                    11410.35
  1996/04/30      13143.01                    13162.84                    14338.14                    11346.45
  1996/05/31      13348.36                    13380.07                    14707.92                    11323.76
  1996/06/30      13402.41                    13467.11                    14763.95                    11475.49
  1996/07/31      13067.35                    13093.05                    14111.68                    11506.48
  1996/08/31      13164.62                    13267.32                    14409.30                    11486.92
  1996/09/30      13705.04                    13821.05                    15220.25                    11686.79
  1996/10/31      14104.95                    14163.15                    15640.03                    11946.24
  1996/11/30      15023.67                    14935.59                    16822.26                    12150.52
  1996/12/31      14737.79                    14700.41                    16489.01                    12037.52
  1997/01/31      15367.80                    15358.12                    17519.24                    12074.83
  1997/02/28      15514.22                    15455.00                    17656.59                    12105.02
  1997/03/31      14781.88                    14970.83                    16931.08                    11970.65
  1997/04/30      15401.55                    15656.26                    17941.87                    12150.21
  1997/05/31      16336.68                    16364.80                    19034.17                    12265.64
  1997/06/30      16821.15                    16929.64                    19886.90                    12411.60
  1997/07/31      17959.09                    17991.36                    21469.30                    12746.72
  1997/08/31      17395.75                    17251.75                    20266.59                    12638.37
  1997/09/30      18037.95                    17980.97                    21376.59                    12825.42
  1997/10/31      17609.82                    17629.62                    20662.61                    13011.39
  1997/11/30      18105.55                    18224.94                    21619.09                    13071.24
  1997/12/31      18421.02                    18493.92                    21990.29                    13203.26
  1998/01/31      18409.75                    18700.72                    22233.50                    13372.26
  1998/02/28      19510.54                    19644.52                    23836.98                    13361.56
  1998/03/31      20235.98                    20370.04                    25057.67                    13406.99
  1998/04/30      20159.62                    20544.55                    25309.75                    13476.71
  1998/05/31      19955.99                    20350.75                    24874.67                    13604.74
  1998/06/30      20414.16                    20977.02                    25885.08                    13720.38
  1998/07/31      20248.71                    20836.27                    25609.41                    13749.19
  1998/08/31      17690.58                    18817.21                    21906.80                    13973.30
  1998/09/30      18352.38                    19776.08                    23310.15                    14300.28
  1998/10/31      19510.54                    20879.74                    25206.20                    14224.48
  1998/11/30      20490.53                    21798.91                    26733.94                    14305.56
  1998/12/31      21585.05                    22698.75                    28274.35                    14348.48
IMATRL PRASUN   SHR__CHT 19981231 19990129 133434 R00000000000050

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager: Growth Portfolio - Service Class on January 31, 1995, shortly after the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $21,585 - a 115.85% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $28,274 over the same period - a 182.74% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,348 - a 43.48% increase. You can also look at how the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (182.74%), Lehman Brothers Aggregate Bond Index (43.48%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (23.65%) - according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $22,699 - a 126.99% increase.

* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31,
1996.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                           % OF FUND'S INVESTMENTS

Wal-Mart Stores, Inc.       3.2

AT&T Corp.                  3.1

General Electric Co.        2.0

Lucent Technologies, Inc.   1.9

Fannie Mae                  1.9

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

(STOCKS ONLY)       % OF FUND'S INVESTMENTS

FINANCE              11.9

UTILITIES            10.9

TECHNOLOGY           10.1

RETAIL & WHOLESALE   8.3

HEALTH               8.3

ASSET ALLOCATION AS OF DECEMBER 31, 1998*

Row: 1, Col: 1, Value: 76.8
Row: 1, Col: 2, Value: 17.7
Row: 1, Col: 3, Value: 5.5
Stock class  78.9%
Bond class  17.6%
Short-term class  3.5%
*FOREIGN INVESTMENTS  1.5%

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with
Richard Habermann, Portfolio Manager of Asset Manager: Growth
Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, DICK?

A. For the year that ended December 31, 1998, the fund lagged the 22.74% return of the Fidelity Aggressive Asset Allocation Composite Index - which combines the performance of three indexes - for the same period.

Q. WHY DID THE FUND LAG ITS BENCHMARK INDEX?

A. While the fund's stocks generally performed well, they underperformed the Standard & Poor's 500 Index, the equity index that is included in the fund's benchmark. Specifically, the fund was underweighted relative to the S&P in the narrow group of stocks that drove the performance of the S&P 500. Instead, the fund's equity specialist, Steven Snider, focused on stocks with lower valuations and market capitalizations. In addition, the fund was hurt by its investments in high-yield bonds. These securities are not included in the composite index - the bond component is represented by the Lehman Brothers Aggregate Bond Index , which comprises only investment-grade securities - but have been a key component to our strategy and have helped the fund's performance during the past few years. Unfortunately, this asset class suffered from the significant flight to quality in the third quarter of 1998.

Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND'S ASSET ALLOCATION?

A. The fund started the year overweighted in stocks, and, on average, maintained that overweighted position through the year. However, I pursued more cautious tactics in the summer, when both the stock and bond markets experienced a great deal of turmoil. At that time, I reduced the fund's equity allocation and increased its stake in investment-grade bonds. When the markets started to settle down at the tail end of the third quarter, I ramped up the fund's equity investments again, taking profits on investment-grade issues that had performed well. I also added significantly to the fund's investments in high-yield bonds. Prices in that sector reflected worst-case scenarios that we felt were unrealistic given the underlying strength of the U.S. economy.

Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT PERFORMANCE?

A. Overall, it had a positive effect. Stocks performed best among the asset classes, and, as I mentioned, the fund on average maintained an overweighted position in equities relative to its neutral mix, which calls for 70% to be invested in stocks. Concurrently, the fund also benefited from maintaining underweighted positions in bonds and short-term/money market instruments, which make up 25% and 5% of its neutral mix, respectively.

Q. HOW DID THE FIXED-INCOME AND SHORT-TERM PORTIONS OF THE FUND
PERFORM?

A. The investment-grade portion of the fund - which Charlie Morrison helps me manage - slightly underperformed the Lehman Brothers Aggregate Index. The story there was a flight to quality. Investors from around the globe flocked to U.S. Treasury securities because they are perceived to be the safest haven from economic and financial turmoil. All other sectors of the investment-grade market posted much poorer relative performance. Being underweighted in Treasuries relative to the index hurt the fund. Still, it did benefit from strong security selection in its non-Treasury investments. Unfortunately, the fund's high-yield investments hurt its relative performance. Nevertheless, the securities chosen by Fred Hoff - who helps me manage the high-yield portion of the fund - performed better than the high-yield market as a whole. John Todd, who helps look after the fund's short-term investments, obtained a return advantage relative to the short-term component of the composite index by emphasizing shorter-term, high-quality issues.

Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD? WHICH DISAPPOINTED?

A. On the plus side, Lucent Technologies increased its market share and consistently beat earnings expectations. AT&T did the same, amid a successful cost-cutting campaign. Wal-Mart and Home Depot maintained their market dominance through excellent distribution systems, among other factors. On the negative side, Allstate had difficulty rebounding from share price drops from August through October, when companies in the financial sector generally suffered. And RJR Nabisco was hurt because it was the dominant player in the tobacco industry in Russia.

Q. WHAT'S YOUR OUTLOOK?

A. We continue to see the same trends that have characterized the past few years: low inflation, a positive interest-rate environment and decelerating corporate earnings. Further, it appears economic growth will continue in early 1999, but stands a chance to moderate as the year progresses. We'll probably see modest earnings growth, amid a backdrop of continued investor interest in the markets. I believe the U.S. will continue to be an appealing market relative to other global alternatives.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark)FUND FACTS

GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world

START DATE: Janury 3, 1995

SIZE: as of December 31, 1998, more than $532 million

MANAGER: Richard Habermann, since 1996; joined
Fidelity in 1968

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 75.0%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.7%

AEROSPACE & DEFENSE - 2.1%

AlliedSignal, Inc.                75,600                 $ 3,350,025

Cordant Technologies, Inc.        21,300                  798,750

Goodrich (B.F.) Co.               5,000                   179,375

Sundstrand Corp.                  27,700                  1,436,938

United Technologies Corp.         51,500                  5,600,625

                                                          11,365,713

DEFENSE ELECTRONICS - 0.6%

Litton Industries, Inc. (a)       13,800                  900,450

Northrop Grumman Corp.            29,300                  2,142,563

                                                          3,043,013

SHIP BUILDING & REPAIR - 0.0%

Avondale Industries, Inc.         2,600                   75,400

TOTAL AEROSPACE & DEFENSE                                 14,484,126

BASIC INDUSTRIES - 1.0%

CHEMICALS & PLASTICS - 0.5%

Engelhard Corp.                   18,900                  368,550

FMC Corp. (a)                     20,700                  1,159,200

Millennium Chemicals, Inc.        38,300                  761,213

Solutia, Inc.                     18,200                  407,225

                                                          2,696,188

IRON & STEEL - 0.1%

USX-U.S. Steel Group              10,000                  230,000

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc. (a)          56,700                  1,736,438

PAPER & FOREST PRODUCTS - 0.1%

Louisiana-Pacific Corp.           35,000                  640,938

TOTAL BASIC INDUSTRIES                                    5,303,564

CONSTRUCTION & REAL ESTATE -
1.4%

BUILDING MATERIALS - 0.4%

Fortune Brands, Inc.              26,000                  822,250

USG Corp.                         16,000                  815,000

Vulcan Materials Co.              3,300                   434,156

                                                          2,071,406

CONSTRUCTION - 0.8%

Centex Corp.                      19,400                  874,213

D.R. Horton, Inc.                 32,900                  756,700

Fleetwood Enterprises, Inc.       49,233                  1,710,847

Kaufman & Broad Home Corp.        34,200                  983,250

                                                          4,325,010

ENGINEERING - 0.2%

Fluor Corp.                       26,600                  1,132,163

TOTAL CONSTRUCTION & REAL                                 7,528,579
ESTATE



                                 SHARES                  VALUE (NOTE 1)

DURABLES - 3.5%

AUTOS, TIRES, & ACCESSORIES -
2.9%

Dana Corp.                        11,600                 $ 474,150

Ford Motor Co.                    144,800                 8,497,950

General Motors Corp.              92,800                  6,641,000

                                                          15,613,100

CONSUMER ELECTRONICS - 0.4%

Maytag Corp.                      32,000                  1,992,000

HOME FURNISHINGS - 0.2%

Ethan Allen Interiors, Inc.       13,400                  549,400

Furniture Brands                  21,700                  591,325
International, Inc. (a)

                                                          1,140,725

TOTAL DURABLES                                            18,745,825

ENERGY - 2.6%

ENERGY SERVICES - 0.1%

McDermott International, Inc.     34,100                  841,844

OIL & GAS - 2.5%

British Petroleum PLC ADR         396                     37,620

Coastal Corp. (The)               56,800                  1,984,450

Exxon Corp.                       119,100                 8,709,188

Royal Dutch Petroleum Co.         3,200                   153,200

Sunoco, Inc.                      23,700                  854,681

Tosco Corp.                       52,200                  1,350,675

                                                          13,089,814

TOTAL ENERGY                                              13,931,658

FINANCE - 11.7%

BANKS - 2.8%

BankBoston Corp.                  53,800                  2,094,838

Chase Manhattan Corp.             97,600                  6,642,900

Comerica, Inc.                    10,700                  729,606

Commerce Bancshares, Inc.         297                     12,623

Firstar Corp.                     10,000                  932,500

National City Corp.               23,780                  1,724,050

SunTrust Banks, Inc.              34,100                  2,608,650

                                                          14,745,167

CREDIT & OTHER FINANCE - 0.7%

Equitable Companies (The),        28,000                  1,620,500
Inc.

Fleet Financial Group, Inc.       28,500                  1,273,594

Providian Financial Corp.         13,500                  1,012,500

                                                          3,906,594

FEDERAL SPONSORED CREDIT - 3.2%

Fannie Mae                        138,500                 10,249,000

Freddie Mac                       76,000                  4,897,250

SLM Holding Corp.                 35,800                  1,718,400

                                                          16,864,650

INSURANCE - 4.4%

Allmerica Financial Corp.         12,400                  717,650

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Allstate Corp.                    165,000                $ 6,373,125

CIGNA Corp.                       93,400                  7,220,988

Conseco, Inc.                     117,000                 3,575,813

Financial Security  Assurance     4,700                   254,975
Holdings Ltd.

ING Groep NV sponsored ADR        521                     32,400

Lincoln National Corp.            10,400                  850,850

MGIC Investment Corp.             18,000                  716,625

Old Republic International        23,250                  523,125
Corp.

Orion Capital Corp.               5,200                   207,025

SunAmerica, Inc.                  35,000                  2,839,375

                                                          23,311,951

SECURITIES INDUSTRY - 0.6%

Crestline Capital Corp. (a)       8,120                   118,755

Lehman Brothers Holdings,         76,800                  3,384,000
Inc.

                                                          3,502,755

TOTAL FINANCE                                             62,331,117

HEALTH - 8.3%

DRUGS & PHARMACEUTICALS - 5.4%

Amgen, Inc. (a)                   20,600                  2,153,988

Lilly (Eli) & Co.                 32,100                  2,852,888

Mylan Laboratories, Inc.          37,500                  1,181,250

Pfizer, Inc.                      75,800                  9,508,163

Schering-Plough Corp.             145,800                 8,055,450

Warner-Lambert Co.                66,600                  5,007,488

                                                          28,759,227

MEDICAL EQUIPMENT & SUPPLIES
- 1.8%

Allegiance Corp.                  3,320                   154,795

Guidant Corp.                     83,500                  9,205,875

                                                          9,360,670

MEDICAL FACILITIES MANAGEMENT
- 1.1%

Integrated Health Services,       24,200                  341,825
Inc.

Lincare Holdings, Inc. (a)        32,000                  1,298,000

PacifiCare Health Systems,        25,600                  2,035,200
Inc.  Class B (a)

Wellpoint Health Networks,        22,700                  1,974,900
Inc. (a)

                                                          5,649,925

TOTAL HEALTH                                              43,769,822

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.2%

ELECTRICAL EQUIPMENT - 2.7%

General Electric Co.              105,000                 10,716,563

General Instrument Corp. (a)      28,300                  960,431

Honeywell, Inc.                   35,900                  2,703,719

                                                          14,380,713



                                 SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.2%

Caterpillar, Inc.                 73,200                 $ 3,367,200

Coltec Industries, Inc. (a)       36,700                  715,650

Ingersoll-Rand Co.                68,500                  3,215,219

Mark IV Industries, Inc.          24,500                  318,500

Tyco International Ltd.           52,200                  3,937,838

                                                          11,554,407

POLLUTION CONTROL - 0.3%

Waste Management, Inc.            33,300                  1,552,613

TOTAL INDUSTRIAL MACHINERY &                              27,487,733
EQUIPMENT

MEDIA & LEISURE - 2.0%

BROADCASTING - 0.0%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        420                     3,360
 .47) (a)

warrants 1/15/07 (CV ratio        100                     1,050
 .6) (a)

Nielsen Media Research, Inc.      3,600                   64,800
(a)

NTL, Inc. warrants 12/31/08       427                     6,405
(a)

                                                          75,615

ENTERTAINMENT - 0.4%

Carnival Corp.                    24,200                  1,161,600

Tele-Communications, Inc.         33,950                  799,947
(TCI Ventures Group) Series
A (a)

                                                          1,961,547

LEISURE DURABLES & TOYS - 0.1%

Harley-Davidson, Inc.             12,100                  573,238

LODGING & GAMING - 0.4%

Aladdin Gaming Enterprises,       3,600                   36
Inc. warrants 3/1/10 (a)(f)

Host Marriott Corp.               81,200                  1,121,575

International Game Technology     37,500                  911,719
Corp.

                                                          2,033,330

PUBLISHING - 1.0%

Gannet, Inc.                      45,900                  3,038,006

Knight-Ridder, Inc.               18,900                  966,263

New York Times Co. (The)          32,800                  1,137,750
Class A

World Color Press, Inc. (a)       9,700                   295,244

                                                          5,437,263

RESTAURANTS - 0.1%

Brinker International, Inc.       12,000                  346,500
(a)

TOTAL MEDIA & LEISURE                                     10,427,493

NONDURABLES - 4.7%

BEVERAGES - 0.5%

Anheuser-Busch Companies,         10,900                  715,313
Inc.

Canandaigua Brands, Inc.          7,300                   422,031
Class A (a)

Coors (Adolph) Co. Class B        14,700                  829,631

PepsiCo, Inc.                     22,600                  925,188

                                                          2,892,163

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - 1.4%

Flowers Industries, Inc.          24,100                 $ 576,894

Heinz (H.J.) Co.                  86,500                  4,898,063

Quaker Oats Co.                   30,000                  1,785,000

                                                          7,259,957

HOUSEHOLD PRODUCTS - 0.8%

Avon Products, Inc.               18,700                  827,475

Clorox Co.                        17,500                  2,044,219

Nu Skin Enterprises, Inc.         8,700                   205,538
Class A (a)

Premark International, Inc.       4,400                   152,350

Procter & Gamble Co.              12,000                  1,095,750

                                                          4,325,332

TOBACCO - 2.0%

Philip Morris Companies, Inc.     161,900                 8,661,650

RJR Nabisco Holdings Corp.        52,320                  1,553,250

Universal Corp.                   9,700                   340,713

                                                          10,555,613

TOTAL NONDURABLES                                         25,033,065

RETAIL & WHOLESALE - 8.3%

APPAREL STORES - 0.8%

Gap, Inc.                         22,050                  1,240,313

TJX Companies, Inc.               107,600                 3,120,400

                                                          4,360,713

GENERAL MERCHANDISE STORES -
3.8%

Dayton Hudson Corp.               21,100                  1,144,675

Federated Department Stores,      49,400                  2,151,988
Inc. (a)

Wal-Mart Stores, Inc.             204,300                 16,637,643

                                                          19,934,306

GROCERY STORES - 0.7%

Safeway, Inc. (a)                 65,100                  3,967,031

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.0%

Best Buy Co., Inc. (a)            35,500                  2,178,813

Home Depot, Inc.                  107,600                 6,583,775

Lowe's Companies, Inc.            54,200                  2,774,363

Office Depot, Inc. (a)            16,300                  602,081

Pier 1 Imports, Inc.              76,200                  738,188

Tandy Corp.                       74,600                  3,072,588

                                                          15,949,808

TOTAL RETAIL & WHOLESALE                                  44,211,858

SERVICES - 0.3%

PRINTING - 0.3%

Donnelley (R.R.) & Sons Co.       3,200                   140,200

United Stationers, Inc. (a)       20,000                  520,000

Valassis Communications, Inc.     21,100                  1,089,288
(a)

                                                          1,749,488



                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - 10.0%

COMMUNICATIONS EQUIPMENT - 2.3%

Globalstar Telecommunications     180                    $ 10,800
Ltd. warrants 2/15/04 (a)(f)

Lucent Technologies, Inc.         93,300                  10,263,000

Tellabs, Inc. (a)                 27,200                  1,864,900

                                                          12,138,700

COMPUTER SERVICES & SOFTWARE
- 3.9%

BMC Software, Inc.                47,700                  2,125,631

Computer Sciences Corp.           21,200                  1,366,075

HBO & Co.                         110,400                 3,167,100

Microsoft Corp. (a)               29,300                  4,063,544

NCR Corp. (a)                     2,300                   96,025

Oracle Corp. (a)                  226,000                 9,746,250

                                                          20,564,625

COMPUTERS & OFFICE EQUIPMENT
- 2.9%

International Business            15,000                  2,771,250
Machines Corp.

Lexmark International Group,      41,400                  4,160,700
Inc. (a)

Sun Microsystems, Inc. (a)        57,600                  4,932,000

Unisys Corp. (a)                  59,200                  2,038,700

Xerox Corp.                       11,200                  1,321,600

                                                          15,224,250

ELECTRONICS - 0.5%

Intel Corp.                       19,900                  2,359,394

Storage Technology Corp. (a)      11,900                  423,194

                                                          2,782,588

PHOTOGRAPHIC EQUIPMENT - 0.4%

Eastman Kodak Co.                 29,000                  2,088,000

TOTAL TECHNOLOGY                                          52,798,163

TRANSPORTATION - 2.9%

AIR TRANSPORTATION - 2.2%

AMR Corp. (a)                     92,000                  5,462,500

Comair Holdings, Inc.             27,600                  931,500

Southwest Airlines Co.            173,400                 3,890,663

US Airways Group, Inc. (a)        12,500                  650,000

Viad Corp.                        18,600                  564,975

                                                          11,499,638

RAILROADS - 0.4%

Burlington Northern Santa Fe      47,000                  1,586,250
Corp.

Trinity Industries, Inc.          12,400                  477,400

                                                          2,063,650

TRUCKING & FREIGHT - 0.3%

Airborne Freight Corp.            47,500                  1,712,969

TOTAL TRANSPORTATION                                      15,276,257

UTILITIES - 10.4%

CELLULAR - 0.0%

McCaw International Ltd.          910                     4,550
warrants 4/15/07 (a)(f)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 3.1%

Baltimore Gas & Electric Co.      35,700                 $ 1,102,238

Central & South West Corp.        25,000                  685,938

Dominion Resources, Inc.          19,000                  888,250

DTE Energy Co.                    32,000                  1,372,000

Edison International              39,400                  1,098,275

Energy East Corp.                 47,800                  2,700,700

Entergy Corp.                     56,200                  1,749,225

FPL Group, Inc.                   21,500                  1,324,938

GPU, Inc.                         30,700                  1,356,556

Houston Industries, Inc.          56,700                  1,821,488

Pinnacle West Capital Corp.       25,000                  1,059,375

Public Service Enterprise         24,200                  968,000
Group, Inc.

                                                          16,126,983

GAS - 0.1%

KeySpan Energy                    20,768                  643,808

TELEPHONE SERVICES - 7.2%

Ameritech Corp.                   97,000                  6,147,375

AT&T Corp.                        215,500                 16,216,375

BellSouth Corp.                   132,200                 6,593,475

Pathnet, Inc. warrants            910                     9,100
4/15/08 (a)(f)

SBC Communications, Inc.          69,000                  3,700,125

U.S. WEST, Inc.                   84,800                  5,480,200

                                                          38,146,650

TOTAL UTILITIES                                           54,921,991

TOTAL COMMON STOCKS                                      398,000,739
(Cost $302,439,480)

NONCONVERTIBLE PREFERRED
STOCKS - 1.8%



CONSTRUCTION & REAL ESTATE -
0.2%

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

California Federal Preferred      30,171                  758,046
Capital Corp. $2.28

Crown America Realty Trust        992                     48,484
Series A, $5.50

Walden Residential                5,800                   126,150
Properties, Inc. $2.30

                                                          932,680

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.1%

Fresenius Medical Care            586                     587,703
Capital Trust II 7.875%

INSURANCE - 0.1%

American Annuity Group            160                     156,800
Capital Trust II 8.875%

SIG Capital Trust I 9.5%          692                     600,108

                                                          756,908

TOTAL FINANCE                                             1,344,611



                                 SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - 0.8%

BROADCASTING - 0.6%

Adelphia Communications Corp.     1,423                  $ 165,780
$13.00

CSC Holdings, Inc. 11.125%        12,880                  1,436,120
pay-in-kind

Echostar Communications Corp.     315                     364,219
12.125% pay-in-kind

Granite Broadcasting Corp.        304                     273,600
12.75% pay-in-kind

SFX Broadcasting, Inc.            2,420                   297,660
12.625% pay-in-kind

Sinclair Capital 11.625%          4,717                   502,361

                                                          3,039,740

PUBLISHING - 0.2%

PRIMEDIA, Inc.:

$9.20                             3,869                   375,293

Series D, $10.00                  6,244                   644,693

                                                          1,019,986

TOTAL MEDIA & LEISURE                                     4,059,726

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications,        306                     308,295
Inc. 13.5% pay-in-kind (a)

UTILITIES - 0.5%

CELLULAR - 0.3%

Nextel Communications, Inc.       1,719                   1,547,100
11.125% pay-in-kind (a)

TELEPHONE SERVICES - 0.2%

Hyperion Telecommunication,       315                     250,425
Inc. 12.875% pay-in-kind

IXC Communications, Inc.          232                     234,320
12.5% pay-in-kind

NEXTLINK Communications, Inc.     12,392                  644,384
14% pay-in-kind

                                                          1,129,129

TOTAL UTILITIES                                           2,676,229

TOTAL NONCONVERTIBLE                                      9,321,541
PREFERRED STOCKS
(Cost $9,580,213)


CORPORATE BONDS - 13.7%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.2%

HEALTH - 0.1%

DRUGS & PHARMACEUTICALS - 0.0%

Integrated Process Equipment      B-        $ 200,000                       144,750
Corp. 6.25% 9/15/04 (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CONVERTIBLE BONDS - CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Tenet Healthcare Corp. 6%         B1        $ 460,000                      $ 395,600
12/1/05

TOTAL HEALTH                                                                540,350

NONDURABLES - 0.1%

FOODS - 0.1%

Chiquita Brands                   B3         370,000                        344,100
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Sports Authority, Inc. 5.25%      B2         230,000                        153,956
9/15/01

TOTAL CONVERTIBLE BONDS                                                     1,038,406

NONCONVERTIBLE BONDS - 13.5%

AEROSPACE & DEFENSE - 0.1%

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         530,000                        560,475
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Huntsman Corp. 9.5% 7/1/07 (f)    B2         270,000                        269,325

PACKAGING & CONTAINERS - 0.0%

Owens-Illinois, Inc.:

7.15% 5/15/05                     Ba1        110,000                        110,542

7.8% 5/15/18                      Ba1        150,000                        151,324

                                                                            261,866

TOTAL BASIC INDUSTRIES                                                      531,191

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.0%

American Standard Cos., Inc.      Ba3        320,000                        323,200
7.375% 4/15/05

CONSTRUCTION - 0.0%

U.S. Home Corp. 8.88% 8/15/07     B1         90,000                         91,800

REAL ESTATE - 0.1%

LNR Property Corp. 9.375%         B1         460,000                        441,600
3/15/08



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

CenterPoint Properties Trust.     Baa2      $ 100,000                      $ 94,986
6.75% 4/1/05

EOP Operating LP:

6.375% 2/15/03                    Baa1       100,000                        98,724

6.75% 2/15/08                     Baa1       100,000                        98,330

Weeks Realty LP 6.875% 3/15/05    Baa2       100,000                        92,650

                                                                            384,690

TOTAL CONSTRUCTION & REAL                                                   1,241,290
ESTATE

DURABLES - 0.6%

AUTOS, TIRES, & ACCESSORIES -
0.3%

Blue Bird Body Co. 10.75%         B2         220,000                        226,600
11/15/06

Federal-Mogul Corp. 7.875%        Ba2        890,000                        910,559
7/1/10

Oshkosh Truck Co. 8.75% 3/1/08    B3         400,000                        400,000

                                                                            1,537,159

CONSUMER DURABLES - 0.1%

Corning Consumer Products Co.     B3         310,000                        217,000
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3         170,000                        167,025
6/15/07

TEXTILES & APPAREL - 0.2%

Levi Strauss & Co. 7% 11/1/06     Baa3       210,000                        192,465
(f)

Unifi, Inc. 6.5% 2/1/08           A3         100,000                        99,050

WestPoint Stevens, Inc.:

7.875% 6/15/05                    Ba3        130,000                        131,788

7.875% 6/15/08                    Ba3        210,000                        212,625

Worldtex, Inc. 9.625% 12/15/07    B1         540,000                        469,800

                                                                            1,105,728

TOTAL DURABLES                                                              3,026,912

ENERGY - 0.3%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         440,000                        447,700
9.625% 5/15/08

ENERGY SERVICES - 0.0%

R&B Falcon Corp. 9.5%             Ba1        180,000                        180,000
12/15/08 (f)

OIL & GAS - 0.2%

Chesapeake Energy Corp.           B3         180,000                        135,000
9.625% 5/1/05

Gulf Canada Resources Ltd.        Ba1        380,000                        374,300
8.375% 11/15/05

Occidental Petroleum Corp.        Baa3       100,000                        108,454
9.75% 6/15/01

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Oryx Energy Co.:

8% 10/15/03                       Ba1       $ 60,000                       $ 63,085

8.125% 10/15/05                   Ba1        30,000                         32,151

8.375% 7/15/04                    Ba1        130,000                        138,982

Petro-Canada, Inc. 7% 11/15/28    A3         60,000                         59,167

Petroleum Geo-Services ASA        Baa3       60,000                         56,063
7.125% 3/30/28

                                                                            967,202

TOTAL ENERGY                                                                1,594,902

FINANCE - 1.2%

BANKS - 0.2%

BankBoston Companies 6.625%       A3         60,000                         61,266
2/1/04

Capital One Bank 6.375%           Baa3       130,000                        129,535
2/15/03

Capital One Financial Corp.       Ba1        160,000                        158,627
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         170,000                        170,570
6/15/08 (f)(h)

Fleet/Norstar Financial           A3         90,000                         99,080
Group, Inc. 9.9% 6/15/01

NB Capital Trust IV 8.25%         Aa2        100,000                        113,362
4/15/27

Providian National Bank 6.7%      Baa3       100,000                        101,137
3/15/03

                                                                            833,577

CREDIT & OTHER FINANCE - 0.8%

Ahmanson Capital Trust I          A3         125,000                        139,999
8.36% 12/1/26 (f)

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       250,000                        246,598

7.5% 11/15/00                     Baa3       130,000                        131,591

BankAmerica Capital II Series     Aa2        100,000                        110,315
2, 8% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         230,000                        246,680

Countrywide Funding Corp.         A3         150,000                        152,508
6.45% 2/27/03

ERP Operating LP 6.55%            A3         55,000                         55,056
11/15/01

Farmers Insurance Exchange        A2         110,000                        110,095
Capital 7.05% 7/15/28 (f)

First Security Capital I          A3         110,000                        121,349
8.41% 12/15/26

General Electric Capital          Aaa        250,000                        250,955
Corp. 6.94% 4/13/09 (e)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

GS Escrow Corp.:

7% 8/1/03                         Ba1       $ 90,000                       $ 88,193

7.125% 8/1/05                     Ba1        165,000                        161,971

Heller Financial, Inc. 7.875%     A3         180,000                        183,172
11/1/99

KeyCorp Institutional Capital     A1         130,000                        142,360
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        290,000                        237,800

7.6% 8/1/07                       Ba1        750,000                        540,000

7.875% 8/1/03                     Ba1        20,000                         16,000

Mellon Capital I 7.72% 12/1/26    A2         70,000                         75,755

Money Store, Inc. 7.3% 12/1/02    A2         100,000                        105,125

Nordstrom Credit, Inc. 7.25%      A2         100,000                        105,304
4/30/02

Premier Auto Trust 5.45%                     206,419                        206,677
6/8/99

U.S. Bancorp 8.09% 11/15/26       A1         100,000                        109,695

UNICCO Service Co./UNICCO         B3         510,000                        492,150
Finance Corp. 9.875% 10/15/07

                                                                            4,029,348

SAVINGS & LOANS - 0.1%

Chevy Chase Savings Bank FSB      B1         170,000                        170,000
9.25% 12/1/08

Great Western Finance Trust       A3         120,000                        135,372
II 8.206% 2/1/27

Home Savings of America FSB       A3         90,000                         91,540
6.5% 8/15/04

Long Island Savings Bank FSB      Baa3       280,000                        285,639
7% 6/13/02

                                                                            682,551

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.375%        A3         200,000                        203,332
5/15/03

Morgan Stanley, Dean Witter,                 500,000                        500,000
Discover & Co. 4.8% 1/15/99
(h)

                                                                            703,332

TOTAL FINANCE                                                               6,248,808

HEALTH - 0.3%

MEDICAL EQUIPMENT & SUPPLIES
- 0.1%

Graham-Field Health Products,     Caa1       360,000                        237,600
Inc. 9.75% 8/15/07

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       460,000                        400,200
4/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Tenet Healthcare Corp.:

8.125% 12/1/08 (f)                Ba3       $ 210,000                      $ 215,250

8.625% 1/15/07                    Ba3        630,000                        658,350

                                                                            1,273,800

TOTAL HEALTH                                                                1,511,400

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.0%

Motors & Gears, Inc. 10.75%       B3         90,000                         92,250
11/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Bucyrus International, Inc.       B1         520,000                        434,200
9.75% 9/15/07

Roller Bearing Holding, Inc.      -          500,000                        250,000
0% 6/15/09 (d)(f)

Thermadyne Manufacturing LLC      B3         130,000                        118,300
9.875% 6/1/08

Tyco International  Group SA
yankee:

6.125% 6/15/01                    Baa1       90,000                         90,867

6.375% 6/15/05                    Baa1       105,000                        107,035

                                                                            1,000,402

POLLUTION CONTROL - 0.1%

Allied Waste North America,       Ba2        150,000                        151,875
Inc. 7.625% 1/1/06 (f)

Envirosource, Inc. 9.75%          B3         120,000                        108,600
6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Baa3       100,000                        100,761

7.1% 8/1/26                       Baa3       140,000                        149,044

8.25% 11/15/99                    Baa3       40,000                         40,827

                                                                            551,107

TOTAL INDUSTRIAL MACHINERY &                                                1,643,759
EQUIPMENT

MEDIA & LEISURE - 5.4%

BROADCASTING - 3.6%

ACME Television LLC/ACME          B3         290,000                        231,275
Financial Corp. 0% 9/30/04
(d)

Adelphia  Communications Corp.:

9.5% 2/15/04 pay-in-kind          B2         971,399                        993,149

9.875% 3/1/07                     B2         860,000                        950,300

Ascent Entertainment Group,       B3         320,000                        192,000
Inc. 0% 12/15/04 (d)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE  NOTE 1)

Avalon Cable Michigan, Inc./      B3        $ 330,000                      $ 336,600
Avalon Cable Finance, Inc.
9.375% 12/1/08 (f)

Century  Communications Corp.:

0% 1/15/08                        Ba3        2,020,000                      1,030,200

8.75% 10/1/07                     Ba3        180,000                        198,000

Chancellor Media Corp. 9%         B1         620,000                        652,550
10/1/08 (f)

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       150,000                        145,815

7.25% 10/15/27                    Baa3       40,000                         40,032

Comcast UK Cable Partners         B2         580,000                        490,100
Ltd. 0% 11/15/07 (d)

Continental Cablevision, Inc.     Baa3       40,000                         44,384
8.3% 5/15/06

CSC Holdings, Inc.:

7.875% 12/15/07                   Ba2        70,000                         73,682

9.25% 11/1/05                     B1         260,000                        278,200

9.875% 5/15/06                    B1         240,000                        262,800

10.5% 5/15/16                     B1         280,000                        329,000

Diamond Cable Communications      B3         130,000                        107,250
PLC yankee 0% 12/15/05 (d)

EchoStar Communications Corp.     B2         162,000                        165,645
0% 6/1/04 (d)

Echostar Satellite                B3         110,000                        110,000
Broadcasting Corp. 0%
3/15/04 (d)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (d)                    B2         1,225,000                      823,813

8.375% 4/15/10                    B2         285,000                        287,850

FrontierVision Holdings           Caa1       560,000                        460,600
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Operating          B3         860,000                        955,675
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky Systems, Inc.          B3         210,000                        218,400
12.375% 8/1/06 (f)

Granite Broadcasting Corp.:

8.875% 5/15/08                    B3         400,000                        381,000

9.375% 12/1/05                    B3         600,000                        588,000

10.375% 5/15/05                   B3         210,000                        212,100

Hearst-Argyle Television,         Baa3       50,000                         52,169
Inc. 7.5% 11/15/27

Intermedia Capital Partners       B2         180,000                        202,500
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

International Cabletel, Inc.      B3         220,000                        178,200
0% 2/1/06 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Iridium Operating LLC/Iridium     B3        $ 710,000                      $ 610,600
Capital Corp. 11.25% 7/15/05

Lenfest Communications, Inc.      B2         390,000                        401,700
8.25% 2/15/08

NTL, Inc.:

0% 4/1/08 (d)                     B3         1,280,000                      790,400

10% 2/15/07                       B3         270,000                        278,100

11.5% 10/1/08 (f)                 B3         600,000                        645,000

Olympus Communications            B1         160,000                        176,000
LP/Olympus Capital Corp.
10.625% 11/15/06

Orion Network Systems, Inc.       B2         230,000                        142,600
0% 1/15/07 (d)

Pegasus Communications Corp.      B3         250,000                        247,500
9.625% 10/15/05

Renaissance Media Group           B3         420,000                        283,500
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (d)

Rogers Cablesystems Ltd.          B2         290,000                        340,750
yankee 11% 12/1/15

Satelites Mexicanos SA de CV      B3         640,000                        512,000
10.125% 11/1/04

TCI Communications, Inc.:

9.25% 4/15/02                     Baa3       100,000                        111,195

9.8% 2/1/12                       Baa3       190,000                        253,718

TCI Communications Financing      Ba2        740,000                        902,800
III 9.65% 3/31/27

Telewest Communications PLC       B1         130,000                        146,250
11.25% 11/1/08 (f)

Telewest PLC:

yankee 9.625% 10/1/06             B1         110,000                        114,400

0% 10/1/07 (d)                    B1         1,380,000                      1,145,400

Time Warner, Inc.:

6.875% 6/15/18                    Baa3       60,000                         62,854

8.18% 8/15/07                     Baa3       180,000                        208,539

UIH Australia/Pacific, Inc.       B2         260,000                        126,100
Series B 0% 5/15/06 (d)

United International              B3         1,040,000                      561,600
Holdings, Inc. 0% 2/15/08 (d)

                                                                            19,052,295

ENTERTAINMENT - 0.7%

AMC Entertainment, Inc. 9.5%      B2         525,000                        535,500
3/15/09

Bally Total Fitness  Holding
Corp.:

9.875% 10/15/07                   B3         338,000                        331,240

9.875% 10/15/07 (f)               B3         610,000                        597,800



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Cinemark USA, Inc. 8.5% 8/1/08    B2        $ 510,000                      $ 501,075

Paramount Communications,         Baa3       110,000                        114,788
Inc. 7.5% 1/15/02

Premier Parks, Inc. 0% 4/1/08     B3         570,000                        386,175
(d)

Regal Cinemas, Inc. 8.875%        B3         980,000                        970,200
12/15/10 (f)

United Artists Theatre Co.        Caa1       260,000                        249,600
9.75% 4/15/08

Viacom, Inc. 7.75% 6/1/05         Baa3       165,000                        178,997

                                                                            3,865,375

LODGING & GAMING - 0.6%

Aladdin Gaming                    Caa2       360,000                        93,600
Holdings/Aladdin Capital
Corp. 0% 3/1/10 (d)

Circus Circus  Enterprises,
Inc.:

7.625% 7/15/13                    Ba2        210,000                        184,800

9.25% 12/1/05                     Ba2        170,000                        172,550

Courtyard by Marriott II          B-         340,000                        351,050
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        355,000                        347,013

7.875% 8/1/08                     Ba2        1,535,000                      1,488,950

8.45% 12/1/08                     Ba2        90,000                         90,000

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         325,000                        299,000

9.75% 10/1/07                     B3         340,000                        285,600

Sun International Hotels          Ba3        120,000                        123,600
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                            3,436,163

PUBLISHING - 0.3%

Big Flower Press Holdings,        B2         290,000                        290,000
Inc. 8.625% 12/1/08 (f)

Garden State Newspapers, Inc.     B1         890,000                        894,450
Series B, 8.75% 10/1/09

News America Holdings, Inc.       Baa3       110,000                        118,336
7.7% 10/30/25

News America, Inc. 7.25%          Baa3       130,000                        132,818
5/18/18

                                                                            1,435,604

RESTAURANTS - 0.2%

Dominos, Inc. 10.375% 1/15/09     B3         420,000                        422,100
(f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Host Marriott Travel Plazas,      Ba3       $ 450,000                      $ 460,125
Inc. 9.5% 5/15/05

Nebraska Restaurant, Inc.         B3         240,000                        242,400
10.75% 7/15/08

                                                                            1,124,625

TOTAL MEDIA & LEISURE                                                       28,914,062

NONDURABLES - 0.3%

BEVERAGES - 0.0%

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       60,000                         59,640

7.6% 12/15/28                     Baa3       60,000                         60,210

                                                                            119,850

FOODS - 0.0%

ConAgra, Inc. 7.125% 10/1/26      Baa1       150,000                        159,098

HOUSEHOLD PRODUCTS - 0.2%

Revlon Consumer  Products
Corp.:

8.625% 2/1/08                     B3         720,000                        655,200

9% 11/1/06 (f)                    B2         390,000                        386,100

                                                                            1,041,300

TOBACCO - 0.1%

Philip Morris  Companies, Inc.:

6.95% 6/1/06                      A2         140,000                        149,099

7.25% 9/15/01                     A2         50,000                         52,195

                                                                            201,294

TOTAL NONDURABLES                                                           1,521,542

RETAIL & WHOLESALE - 0.8%

APPAREL STORES - 0.1%

AnnTaylor, Inc. 8.75% 6/15/00     B3         460,000                        464,600

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp. 7.5%          A3         125,000                        137,594
7/15/06

Federated Department Stores,      Baa2       100,000                        103,037
Inc. 6.79% 7/15/27

K mart Corp.:

7.75% 10/1/12                     Ba2        40,000                         40,200

12.5% 3/1/05                      Ba2        510,000                        638,775

Saks Holdings, Inc. 8.25%         Baa3       230,000                        243,800
11/15/08

                                                                            1,163,406



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

GROCERY STORES - 0.3%

Ameriserve Food Distribution,     B1        $ 150,000                      $ 138,750
Inc. 8.875% 10/15/06

Kroger Co. 6% 7/1/00              Baa3       150,000                        150,984

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1       840,000                        825,300

12.625% 6/15/02                   Caa2       140,000                        134,750

Pueblo Xtra  International,
Inc.:

9.5% 8/1/03                       B3         400,000                        378,000

9.5% 8/1/03                       B3         220,000                        207,900

                                                                            1,835,684

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Amazon.com, Inc. 0% 5/1/08 (d)    Caa2       470,000                        310,200

Metals USA, Inc. 8.625%           B2         500,000                        468,750
2/15/08

                                                                            778,950

TOTAL RETAIL & WHOLESALE                                                    4,242,640

SERVICES - 0.3%

LEASING & RENTAL - 0.0%

Renters Choice, Inc. 11%          B2         70,000                         70,350
8/15/08 (f)

PRINTING - 0.1%

Sullivan Graphics, Inc.           Caa1       210,000                        212,100
12.75% 8/1/05

SERVICES - 0.2%

Borg-Warner Security Corp.        B3         110,000                        119,350
9.625% 3/15/07

Iron Mountain, Inc. 8.75%         B3         290,000                        298,700
9/30/09

La Petite Academy, Inc./La        B3         530,000                        524,700
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       270,000                        207,900

                                                                            1,150,650

TOTAL SERVICES                                                              1,433,100

TECHNOLOGY - 0.4%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        B2         100,000                        95,000
Inc. 8.6% 6/1/08

COMPUTER SERVICES & SOFTWARE
- 0.2%

Federal Data Corp. 10.125%        B3         690,000                        676,200
8/1/05

ICG Services, Inc. 0% 5/1/08      -          980,000                        507,150
(d)

PSINet, Inc. 10% 2/15/05          B3         130,000                        129,350

                                                                            1,312,700

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1      $ 150,000                      $ 150,650

7.21% 7/2/01                      Baa1       125,000                        129,884

                                                                            280,534

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3         390,000                        382,200
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.1%

Fairchild Semiconductor Corp.     -          409,610                        333,742
11.74% 3/15/08 pay-in-kind
(i)

Hadco Corp. 9.5% 6/15/08          B2         50,000                         49,250

                                                                            382,992

TOTAL TECHNOLOGY                                                            2,453,426

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.4%

Atlas Air, Inc. 9.25% 4/15/08     B3         830,000                        821,700

Kitty Hawk, Inc. 9.95%            B1         625,000                        615,625
11/15/04

US Air, Inc. 9.625% 2/1/01        B1         80,000                         83,200

US Airways Group, Inc.            Ba2        360,000                        387,900
10.375% 3/1/13

                                                                            1,908,425

RAILROADS - 0.1%

Canadian National Railway Co.     Baa2       150,000                        155,970
6.9% 7/15/28

CSX Corp. 6.46% 6/22/05           Baa2       100,000                        101,446

Norfolk Southern Corp. 7.05%      Baa1       220,000                        238,003
5/1/37

Wisconsin Central                 Baa2       100,000                        101,545
Transportation Corp. 6.625%
4/15/08

                                                                            596,964

SHIPPING - 0.1%

Amer Reefer Co. Ltd. 10.25%       B1         110,000                        69,300
3/1/08

Cenargo International PLC         Ba3        230,000                        216,200
9.75% 6/15/08 (f)

Holt Group, Inc. 9.75%            Caa1       320,000                        220,800
1/15/06 (f)

                                                                            506,300

TOTAL TRANSPORTATION                                                        3,011,689



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

UTILITIES - 2.6%

CELLULAR - 1.1%

Cable & Wireless                  Baa1      $ 170,000                      $ 170,075
Communications PLC 6.375%
3/6/03

McCaw International Ltd. 0%       Caa1       1,040,000                      561,600
4/15/07 (d)

Millicom International            Caa1       410,000                        288,025
Cellular SA 0% 6/1/06 (d)

Nextel  Communications, Inc.:

0% 9/15/07 (d)                    B2         276,000                        177,330

0% 10/31/07 (d)                   B2         1,840,000                      1,122,400

0% 2/15/08 (d)                    B2         350,000                        210,000

12% 11/1/08 (f)                   B2         740,000                        808,450

Nextel International, Inc. 0%     Caa1       580,000                        261,000
4/15/08 (d)

Rogers Cantel, Inc. 8.8%          B2         200,000                        201,500
10/1/07

Rogers Communications, Inc.       B2         550,000                        566,500
8.875% 7/15/07

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       1,160,000                      574,200

11.5% 12/1/07                     Caa1       695,000                        649,825

                                                                            5,590,905

ELECTRIC UTILITY - 0.2%

Avon Energy Partners Holdings     Baa2       130,000                        131,872
6.46% 3/4/08 (f)

Hydro-Quebec yankee 7.4%          A2         90,000                         111,784
3/28/25 (e)

Israel Electric Corp. Ltd.:

yankee 7.875% 12/15/26 (f)        A3         80,000                         81,666

7.75% 12/15/27 (f)                A3         170,000                        155,496

Niagara Mohawk Power Corp.        Ba2        370,000                        395,900
7.75% 10/1/08

Texas Utilities Co. 6.375%        Baa3       70,000                         70,834
1/1/08

                                                                            947,552

TELEPHONE SERVICES - 1.3%

Allegiance Telecom, Inc.          -          50,000                         48,500
12.875% 5/15/08

Call-Net Enterprises, Inc. 0%     B1         170,000                        97,750
8/15/08 (d)

Dobson Wireline Co. 12.25%        -          785,000                        702,575
6/15/08

GST Network Funding, Inc. 0%      -          340,000                        154,700
5/1/08 (d)(f)

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (d)                    B3         420,000                        300,300

12.25% 9/1/04                     B3         580,000                        588,700

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Level 3  Communications, Inc.:

0% 12/1/08 (d)(f)                 B3        $ 1,490,000                    $ 866,063

9.125% 5/1/08                     B3         390,000                        386,588

MCI WorldCom, Inc.:

8.875% 1/15/06                    Baa2       103,000                        112,576

9.375% 1/15/04                    Baa2       122,000                        126,401

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B2         580,000                        443,700

9.25% 7/15/07                     B2         270,000                        278,100

9.5% 11/1/08 (f)                  B2         570,000                        604,200

NEXTLINK  Communications, Inc.:

9.625% 10/1/07                    B3         540,000                        518,400

10.75% 11/15/08 (f)               B3         430,000                        438,600

Pathnet, Inc. 12.25% 4/15/08      -          910,000                        637,000

WinStar Communications, Inc.      CCC        1,090,000                      773,900
0% 3/15/08 (d)

                                                                            7,078,053

TOTAL UTILITIES                                                             13,616,510

TOTAL NONCONVERTIBLE BONDS                                                  71,551,706

TOTAL CORPORATE BONDS                                                       72,590,112
(Cost $74,390,203)

U.S. GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - 0.9%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 0.2%

Federal Home Loan Bank 7.56%      Aaa        50,000                         55,586
9/1/04

Freddie Mac:

0% 2/25/99                        -          1,050,000                      1,042,659

0% 2/26/99                        -          250,000                        248,219

TOTAL U.S. GOVERNMENT AGENCY                                                1,346,464
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
0.7%

U.S. Treasury Bills, yield at     -          625,000                        624,818
date of purchase 3.66% to
3.68% 1/7/99 (g)

U.S. Treasury Bonds:

6.875% 8/15/25                    Aaa        450,000                        545,414

8.875% 2/15/19                    Aaa        259,000                        368,873

U.S. Treasury Notes:

5.375% 2/15/01                    Aaa        405,000                        411,201

6.625% 6/30/01                    Aaa        20,000                         20,922



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

7% 7/15/06                        Aaa       $ 575,000                      $ 654,689

7.25% 8/15/04                     Aaa        20,000                         22,484

7.875% 11/15/04                   Aaa        830,000                        961,630

TOTAL U.S. TREASURY                                                         3,610,031
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                   4,956,495
GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,844,772)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 1.4%



FANNIE MAE - 1.0%

6% 3/1/11 to 4/1/13               Aaa        1,477,140                      1,481,639

6% 1/1/28 (j)                     Aaa        100,000                        98,719

6.5% 2/1/13 to 11/1/28            Aaa        2,013,460                      2,031,680

6.5% 1/1/29 (j)                   Aaa        300,000                        302,063

6.5% 1/1/29 (j)                   Aaa        100,000                        100,688

7% 3/1/26 to 9/1/28               Aaa        955,855                        975,214

7.5% 5/1/24 to 1/1/26             Aaa        367,297                        377,393

TOTAL FANNIE MAE                                                            5,367,396

FREDDIE MAC - 0.0%

7.5% 3/1/28 to 4/1/28             Aaa        199,700                        205,066

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.4%

7% 7/15/28                        Aaa        1,000,517                      1,023,649

7.5% 1/15/26 to 8/15/28           Aaa        999,269                        1,030,177

TOTAL GOVERNMENT NATIONAL                                                   2,053,826
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                7,626,288
-  MORTGAGE SECURITIES
(Cost $7,514,357)

ASSET-BACKED SECURITIES - 0.6%



Airplanes Pass Through Trust      Ba2        880,000                        924,000
10.875% 3/15/19

BankAmerica Manufacturing         Aaa        150,000                        150,750
Housing Contract 6.2% 4/10/09

Capital Equipment Receivables     Baa2       100,000                        100,162
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        85,283                         85,749
Trust 5.91% 12/15/04

Contimortgage Home Equity         Aaa        150,000                        150,093
Loan Trust 6.26% 7/15/12

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        97,681                         98,108

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CPS Auto Grantor Trust: -
continued

6.55% 8/15/02                     Aaa       $ 56,223                       $ 56,539

CPS Auto Receivables Trust 6%     Aaa        165,674                        166,140
8/15/03

CSXT Trade Receivables Master     Aaa        180,000                        182,981
Trust 6% 7/25/04

Ford Credit  Auto Owner Trust:

6.2% 12/15/02                     Baa3       90,000                         90,533

6.4% 5/15/02                      A1         110,000                        111,509

6.4% 12/15/02                     Baa3       50,000                         50,200

Green Tree Financial Corp.:

6.5% 6/15/27                      Aaa        10,172                         10,175

6.68% 1/15/29                     AAA        210,000                        213,215

6.8% 6/15/27                      Aaa        100,000                        100,875

Key Auto Finance Trust 6.3%       A2         102,214                        102,358
10/15/03

Olympic Automobile
Receivables Trust:

6.4% 9/15/01                      Aaa        135,377                        135,293

6.7% 3/15/02                      Aaa        68,356                         68,828

Petroleum Enhanced Trust          Baa2       106,573                        106,440
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (f)(h)

UAF Auto Grantor Trust 6.1%       Aaa        164,370                        164,010
1/15/03 (f)

WFS Financial Owner Trust         Aaa        140,000                        139,956
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                               3,207,914
(Cost $3,261,000)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        217,631                        76,987
and Securitization LLC
Series 1997 2 Class 2-B,
7.2141% 12/29/25 (f)(h)
(Cost $115,684)

COMMERCIAL MORTGAGE
SECURITIES - 1.0%



BKB Commercial Mortgage Trust     BBB        60,000                         60,891
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(h)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-3PI, 7.08% 11/1/07        AA         100,000                        104,875

Class B, 7.48% 2/1/08             A          80,000                         85,438



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2      $ 190,000                      $ 180,263
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        210,000                        202,978
1/17/12

Series 1998 FLI Class E,          Baa2       220,000                        213,813
6.5063% 1/10/13 (f)(h)

Deutsche Mortgage & Asset         Baa2       140,000                        134,006
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

DLJ Mortgage Acceptance Corp.     -          250,000                        246,797
Series 1993-MF12 Class B-2,
10.1% 9/18/03 (f)

First Chicago/Lennar Trust I:

Series 1997 CHL1 Class E,         -          320,000                        245,600
8.1117% 4/1/39 (h)

Series 1997-CHL1 Class D,         -          350,000                        300,125
8.1117% 4/13/39 (h)

FMAC Loan  Receivables Trust:

Series 1997-A Class E,            -          250,000                        201,094
8.1063% 4/15/19 (f)(h)

Series 1997-B Class E,            -          100,000                        75,438
7.8912% 9/15/19 (f)(h)

General Motors Acceptance         Ba3        250,000                        204,125
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II:

Series 1998 GLII Class E,         Baa3       180,000                        162,938
7.1905% 4/13/31 (f)(h)

Series 1998-GLII Class D,         Baa2       50,000                         48,640
7.1905% 4/13/31 (f)(h)

Kidder Peabody Acceptance         Aaa        19,989                         19,936
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

LTC Commercial Mortgage Pass
Through Certificates:

Series 1996-1 Class E, 9.16%      BB-        500,000                        484,943
4/15/28

Series 1998-1 Class A, 6.029%     AAA        108,611                        108,067
5/30/30 (f)

Morgan Stanley  Capital I,
Inc.:

Series 1996-MBL1 Class E,         -          89,622                         88,532
8.2655% 5/25/21 (f)(h)

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       176,000                        170,225

Class E, 7.35% 12/15/12           Baa3       59,000                         52,068

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Nomura Asset Securities Corp.     Baa2      $ 140,000                      $ 130,309
Series 1998-D6 Class A-4,
7.3498% 3/17/28 (h)

Nomura Depositor Trust            -          125,000                        108,398
floater Series 1998-ST1A
Class B-2, 9.7966% 1/15/03
(f)(h)

Resolution Trust Corp. Series     Ba3        70,889                         57,420
1991 M2 Class A3, 7.2498%
9/25/20 (h)

Structured  Asset Securities
Corp.:

sequential pay Series 1996        AAA        36,386                         36,181
Class A-2A, 7.75% 2/25/28

Series 1993-C1 Class E, 6.6%      B          250,000                        112,500
10/25/24 (f)

Series 1995-C1 Class E,           BB         1,000,000                      942,031
7.375% 9/25/24 (f)

Series 1996-CFL Class E,          BB+        80,000                         78,375
7.75% 2/25/28

Thirteen Affiliates of
General Growth Properties,
Inc.:

Series D-2, 6.992% 12/15/10       Baa2       140,000                        135,603
(f)

Series E-2, 7.224% 12/15/10       Baa3       100,000                        90,641
(f)

TOTAL COMMERCIAL MORTGAGE                                                   5,082,250
SECURITIES
(Cost $5,180,102)

FOREIGN GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - 0.0%



Export Development Corp.          Aa2        50,000                         50,934
yankee 8.125% 8/10/99 (Cost
$51,491)

SUPRANATIONAL OBLIGATIONS -
0.0%



Inter American Development        Aaa        150,000                        157,128
Bank yankee 6.29% 7/16/27
(Cost $149,057)

BANK NOTES - 0.1%



Key Bank NA 5.18% 8/20/99 (h)                500,000                       499,750
(Cost $499,328)

CERTIFICATES OF DEPOSIT - 0.3%



Bayerische Hypotheken-und                    200,000                       200,233
Wechselbank AG yankee 5.7%
3/30/99

Fleet National Bank 5.4616%                  400,000                       399,796
5/5/00 (h)



                                             PRINCIPAL AMOUNT              VALUE (NOTE 1)

RaboBank Nederland Coop.                     $ 400,000                     $ 400,874
Central yankee 5.68% 6/4/99

Swiss Bank Corp. yankee 5.65%                300,000                       300,291
3/24/99

Toronto Dominion Bank yankee                 400,000                       400,874
5.68% 6/4/99

TOTAL CERTIFICATES OF DEPOSIT                                              1,702,068
(Cost $1,699,789)

COMMERCIAL PAPER - 0.6%



Citibank Credit Card Master                  400,000                       399,443
Trust I (Dakota Certificate
Program) 5.35% 1/14/99

Commonwealth Bank of                         400,000                       396,988
Australia yankee 5.35% 3/1/99

Den Danske Corp., Inc. yankee                400,000                       395,445
5.13% 3/29/99

General Electric Capital                     400,000                       396,029
Corp. 5.12% 3/19/99

Generale de Banque SA yankee                 400,000                       397,229
5.36% 2/24/99

Marsh & McLennan Companies,                  225,000                       222,796
Inc. 5.15% 3/18/99

PHH Corp. 5.62% 2/22/99                      400,000                       397,338

Preferred Receivables Funding                400,000                       398,083
Corp. 5.25% 2/8/99

Transamerica Finance Corp.                   400,000                       398,788
5.47% 1/26/99

TOTAL COMMERCIAL PAPER                                                    3,402,139
(Cost $3,398,229)

MASTER NOTES - 0.1%



Goldman Sachs Group L.P.                      300,000                       300,000
(The) 5.2653% 1/27/99 (h)
(Cost $300,000)



CASH EQUIVALENTS - 4.5%

                                             MATURITY AMOUNT

Investments in repurchase                      $ 4,002                          4,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.98%,
dated 12/31/98 due 1/4/99

                                              SHARES

Taxable Central Cash Fund (c)               23,980,767                      23,980,767

TOTAL CASH EQUIVALENTS                                                      23,984,767
(Cost $23,984,767)

TOTAL INVESTMENT IN                                                         $ 530,959,112
SECURITIES - 100%
(Cost $437,408,472)

FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

36 S&P 500 Stock Index  Mar. 1999            $ 11,209,500                         $ 489,830
Contracts


THE FACE VALUE  OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN SECURITIES - 2.1%

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,409,152 or 2.5% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $624,818.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                       ACQUISTION DATE    ACQUISITION COST

Fairchild Semiconductor Corp.  4/3/97 - 11/18/98  $ 352,035
11.74% 3/15/08 pay-in-kind

(j) Security purchased on a delayed delivery or when-issued basis
(see Note 2 of Notes to Financial Statements).

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS         S&P RATINGS

Aaa, Aa, A        3.1%  AAA, AA, A    3.0%

Baa               1.4%  BBB           1.4%

Ba                2.4%  BB            3.3%

B                 7.8%  B             7.2%

Caa               1.1%  CCC           1.3%

Ca, C             0.0%  CC, C         0.0%

                        D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $465,427,958 and $497,937,040, respectively, of which long-term U.S. government and government agency obligations aggregated $94,758,115 and $102,787,683, respectively (see Note 3 of Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $26,283,603 and $15,331,191, respectively (see Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $44,190 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $438,363,460. Net unrealized appreciation aggregated $92,595,652, of which $108,597,921 related to appreciated investment securities and $16,002,269 related to depreciated investment securities.

The fund hereby designates approximately $25,228,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at              $ 530,959,112
value (including repurchase
agreements of $4,000) (cost
$437,408,472) - See
accompanying schedule

Cash                                       5,862

Receivable for investments                 119,654
sold

Receivable for fund shares                 158,995
sold

Dividends receivable                       576,661

Interest receivable                        1,533,612

Receivable for daily                       30,600
variation on futures
contracts

 TOTAL ASSETS                              533,384,496

LIABILITIES

Payable for investments        $ 217,283
purchased Regular delivery

 Delayed delivery               502,226

Payable for fund shares         268,540
redeemed

Accrued management fee          249,826

Distribution fees payable       232

Other payables and  accrued     107,515
expenses

 TOTAL LIABILITIES                         1,345,622

NET ASSETS                                $ 532,038,874

Net Assets consist of:

Paid in capital                           $ 405,733,148

Undistributed net investment               12,651,500
income

Accumulated undistributed net              19,613,755
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                94,040,471
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                $ 532,038,874

INITIAL CLASS: NET ASSET                   $17.03
VALUE, offering price   and
redemption price per share
($528,874,135 (divided by)
31,056,345   shares)

SERVICE CLASS: NET ASSET                   $16.96
VALUE, offering price   and
redemption price per share
 ($3,164,739 (divided by)
186,586 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                             $ 6,347,125
Dividends

Interest                                       10,089,861

 TOTAL INCOME                                  16,436,986

EXPENSES

Management fee                   $ 2,924,293

Transfer agent fees               337,356

Distribution fees - Service       1,096
Class

Accounting fees and expenses      301,355

Non-interested trustees'          1,804
compensation

Custodian fees and expenses       26,290

Audit                             40,559

Legal                             4,750

 Total expenses before            3,637,503
reductions

 Expense reductions               (87,169)     3,550,334

NET INVESTMENT INCOME                          12,886,652

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            19,984,263

 Foreign currency transactions    (1,071)

 Futures contracts                (232,742)    19,750,450

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            46,478,101

 Assets and liabilities in        5,097
foreign currencies

 Futures contracts                489,830      46,973,028

NET GAIN (LOSS)                                66,723,478

NET INCREASE (DECREASE) IN                    $ 79,610,130
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                             $ 80,632
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                            6,537

                                              $ 87,169

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 12,886,652                  $ 9,495,223
income

 Net realized gain (loss)       19,750,450                    45,670,158

 Change in net unrealized       46,973,028                    28,894,868
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     79,610,130                    84,060,249
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (9,747,110)                   -
From net investment income

 From net realized gain         (45,582,074)                  (447,876)

 TOTAL DISTRIBUTIONS            (55,329,184)                  (447,876)

Share transactions - net        24,516,891                    146,605,112
increase (decrease)

  TOTAL INCREASE (DECREASE)     48,797,837                    230,217,485
IN NET ASSETS

NET ASSETS

 Beginning of period            483,241,037                   253,023,552

 End of period (including      $ 532,038,874                 $ 483,241,037
undistributed net investment
income of $12,651,500 and
$9,445,834, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                  YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS         SHARES                        DOLLARS

Share transactions Initial   5,166,840                    $ 81,527,781     13,903,953                   $ 201,184,575
Class  Sold

  Reinvested                 3,710,796                     55,327,974      32,763                        447,876

  Redeemed                   (7,361,720)                   (115,250,981)   (3,709,989)                   (55,037,339)

  Net increase (decrease)    1,515,916                    $ 21,604,774     10,226,727                   $ 146,595,112

 Service Class A  Sold       202,513                      $ 3,161,007      627                          $ 10,000

  Reinvested                 81                            1,210           -                             -

  Redeemed                   (16,635)                      (250,100)       -                             -

  Net increase (decrease)    185,959                      $ 2,912,117      627                          $ 10,000

Distributions From net                                    $ 9,746,897                                   $ -
investment income  Initial
Class

  Service Class                                            213                                           -

  Total                                                   $ 9,747,110                                   $ -

 From net realized gain                                   $ 45,581,077                                  $ 447,876
Initial Class

  Service Class                                            997                                           -

  Total                                                   $ 45,582,074                                  $ 447,876

                                                          $ 55,329,184                                  $ 447,876

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997       1996       1995 D

Net asset value, beginning of    $ 16.36                   $ 13.10    $ 11.77    $ 10.00
period

Income from Investment
Operations

 Net investment income            .41 C                     .36 C      .21        .10

 Net realized and unrealized      2.19                      2.92       2.08       2.20
gain (loss)

 Total from investment            2.60                      3.28       2.29       2.30
operations

Less Distributions

 From net investment income       (.34)                     -          (.21)      (.11)

 From net realized gain           (1.59)                    (.02)      (.75)      (.42)

 Total distributions              (1.93)                    (.02)      (.96)      (.53)

Net asset value, end of period   $ 17.03                   $ 16.36    $ 13.10    $ 11.77

TOTAL RETURN B, H                 17.57%                    25.07%     20.04%     23.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 528,874                 $ 483,231  $ 253,024  $ 68,247
(000 omitted)

Ratio of expenses to average      .73%                      .77%       .87%       1.00% F
net assets

Ratio of expenses to average      .72% G                    .76% G     .85% G     1.00%
net assets after expense
reductions

Ratio of net investment           2.60%                     2.44%      2.63%      1.69%
income to average net assets

Portfolio turnover                98%                       90%        120%       343%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 16.35                   $ 15.94
period

Income from Investment
Operations

 Net investment income C          .40                       .07

 Net realized and unrealized      2.14                      .34
gain (loss)

 Total from investment            2.54                      .41
operations

Less Distributions

 From net investment income       (.34)                     -

 From net realized gain           (1.59)                    -

 Total distributions              (1.93)                    -

Net asset value, end of period   $ 16.96                   $ 16.35

TOTAL RETURN B, H                 17.18%                    2.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,165                   $ 10
(000 omitted)

Ratio of expenses to average      .89%                      .87% A
net assets

Ratio of expenses to average      .88% G                    .87% A
net assets after expense
reductions

Ratio of net investment           2.65%                     2.70% A
income to average net assets

Portfolio turnover                98%                       90%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD JANUARY 3,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

H TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.








VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: EQUITY-INCOME - "INITIAL   11.63%       18.77%        15.62%
CLASS"

S&P 500 (registered trademark)  28.58%       24.06%        19.21%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER 10 YEARS
             VIP Equity-Income           S&P 500
             00150                       SP001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10617.62                    10732.00
  1989/02/28      10563.12                    10464.77
  1989/03/31      10791.92                    10708.60
  1989/04/30      11208.42                    11264.38
  1989/05/31      11541.62                    11720.59
  1989/06/30      11549.52                    11653.78
  1989/07/31      12222.85                    12706.12
  1989/08/31      12419.24                    12955.15
  1989/09/30      12279.62                    12902.04
  1989/10/31      11571.18                    12602.71
  1989/11/30      11637.30                    12859.81
  1989/12/31      11734.42                    13168.44
  1990/01/31      10941.94                    12284.84
  1990/02/28      11006.78                    12443.31
  1990/03/31      11024.93                    12773.06
  1990/04/30      10642.68                    12453.74
  1990/05/31      11346.83                    13667.97
  1990/06/30      11233.85                    13575.03
  1990/07/31      10959.11                    13531.59
  1990/08/31      10084.01                    12308.34
  1990/09/30       9301.77                    11708.92
  1990/10/31       9064.59                    11658.57
  1990/11/30       9714.27                    12411.72
  1990/12/31       9940.30                    12758.00
  1991/01/31      10473.37                    13314.25
  1991/02/28      11194.59                    14266.22
  1991/03/31      11426.82                    14611.46
  1991/04/30      11480.21                    14646.53
  1991/05/31      12110.29                    15279.26
  1991/06/30      11615.12                    14579.47
  1991/07/31      12273.60                    15258.87
  1991/08/31      12532.67                    15620.51
  1991/09/30      12446.65                    15359.65
  1991/10/31      12653.91                    15565.47
  1991/11/30      12108.49                    14938.18
  1991/12/31      13065.38                    16647.11
  1992/01/31      13241.79                    16337.47
  1992/02/29      13671.79                    16549.86
  1992/03/31      13504.25                    16227.13
  1992/04/30      13927.31                    16704.21
  1992/05/31      14038.64                    16786.06
  1992/06/30      13915.73                    16535.95
  1992/07/31      14342.18                    17212.27
  1992/08/31      14027.95                    16859.42
  1992/09/30      14173.57                    17058.36
  1992/10/31      14343.25                    17118.06
  1992/11/30      14863.59                    17701.79
  1992/12/31      15271.74                    17919.52
  1993/01/31      15727.62                    18070.05
  1993/02/28      16080.92                    18315.80
  1993/03/31      16560.14                    18702.26
  1993/04/30      16491.28                    18249.67
  1993/05/31      16789.67                    18738.76
  1993/06/30      16987.15                    18793.10
  1993/07/31      17218.27                    18717.93
  1993/08/31      17876.95                    19427.34
  1993/09/30      17808.61                    19277.75
  1993/10/31      17971.46                    19676.80
  1993/11/30      17657.39                    19489.87
  1993/12/31      18065.54                    19725.69
  1994/01/31      18861.17                    20396.37
  1994/02/28      18375.46                    19843.63
  1994/03/31      17606.73                    18978.44
  1994/04/30      18213.43                    19221.37
  1994/05/31      18386.78                    19536.60
  1994/06/30      18273.18                    19057.95
  1994/07/31      18883.53                    19683.05
  1994/08/31      19855.11                    20490.06
  1994/09/30      19529.83                    19988.05
  1994/10/31      19930.70                    20437.78
  1994/11/30      19279.29                    19693.44
  1994/12/31      19342.00                    19985.49
  1995/01/31      19644.41                    20503.72
  1995/02/28      20393.47                    21302.75
  1995/03/31      21097.64                    21931.39
  1995/04/30      21684.43                    22577.27
  1995/05/31      22337.90                    23479.68
  1995/06/30      22658.84                    24025.12
  1995/07/31      23530.85                    24821.79
  1995/08/31      23825.99                    24884.09
  1995/09/30      24616.99                    25934.20
  1995/10/31      24333.73                    25841.62
  1995/11/30      25385.85                    26976.06
  1995/12/31      26129.58                    27495.62
  1996/01/31      26888.92                    28431.57
  1996/02/29      26979.24                    28695.13
  1996/03/31      27263.23                    28971.47
  1996/04/30      27618.22                    29398.51
  1996/05/31      27916.41                    30156.69
  1996/06/30      27660.82                    30271.59
  1996/07/31      26311.86                    28934.19
  1996/08/31      26851.44                    29544.41
  1996/09/30      28001.61                    31207.17
  1996/10/31      28456.00                    32067.87
  1996/11/30      30358.74                    34491.88
  1996/12/31      29861.76                    33808.59
  1997/01/31      31026.12                    35920.96
  1997/02/28      31369.83                    36202.58
  1997/03/31      30203.90                    34715.01
  1997/04/30      31275.30                    36787.50
  1997/05/31      33213.26                    39027.12
  1997/06/30      34757.34                    40775.54
  1997/07/31      37294.02                    44020.05
  1997/08/31      35545.13                    41554.04
  1997/09/30      37498.85                    43829.96
  1997/10/31      36128.09                    42366.04
  1997/11/30      37451.58                    44327.16
  1997/12/31      38255.13                    45088.26
  1998/01/31      38160.59                    45586.93
  1998/02/28      40620.05                    48874.66
  1998/03/31      42501.54                    51377.53
  1998/04/30      42501.54                    51894.39
  1998/05/31      41812.78                    51002.33
  1998/06/30      42283.15                    53074.04
  1998/07/31      41241.61                    52508.80
  1998/08/31      34941.98                    44917.08
  1998/09/30      36991.46                    47794.47
  1998/10/31      39729.70                    51682.07
  1998/11/30      41409.60                    54814.52
  1998/12/31      42703.13                    57972.94
IMATRL PRASUN   SHR__CHT 19981231 19990111 121246 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Equity-Income Portfolio on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $42,703 - a 327.03% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $57,973 - a 479.73% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

General Electric Co.            4.0

Philip Morris Companies, Inc.   2.3

Fannie Mae                      2.2

Citigroup, Inc.                 2.1

Bank One Corp.                  1.9

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

FINANCE                         24.3

UTILITIES                       12.5

ENERGY                          10.7

INDUSTRIAL MACHINERY &          8.7
EQUIPMENT

BASIC INDUSTRIES                5.9

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
(% OF FUND'S INVESTMENTS)

Row: 1, Col: 1, Value: 96.09999999999999
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 2.2
Stocks  96.0%
Bonds  1.7%
Short-term investments 2.3%
*FOREIGN INVESTMENTS 8.8%

VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  DECEMBER 31,   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: EQUITY-INCOME - SERVICE  11.54%       18.75%        15.61%
CLASS

S&P 500                       28.58%       24.06%        19.21%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER 10 YEARS
             VIP Equity-Income - CL S    S&P 500
             00471                       SP001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10617.62                    10732.00
  1989/02/28      10563.12                    10464.77
  1989/03/31      10791.92                    10708.60
  1989/04/30      11208.42                    11264.38
  1989/05/31      11541.62                    11720.59
  1989/06/30      11549.52                    11653.78
  1989/07/31      12222.85                    12706.12
  1989/08/31      12419.24                    12955.15
  1989/09/30      12279.62                    12902.04
  1989/10/31      11571.18                    12602.71
  1989/11/30      11637.30                    12859.81
  1989/12/31      11734.42                    13168.44
  1990/01/31      10941.94                    12284.84
  1990/02/28      11006.78                    12443.31
  1990/03/31      11024.93                    12773.06
  1990/04/30      10642.68                    12453.74
  1990/05/31      11346.83                    13667.97
  1990/06/30      11233.85                    13575.03
  1990/07/31      10959.11                    13531.59
  1990/08/31      10084.01                    12308.34
  1990/09/30       9301.77                    11708.92
  1990/10/31       9064.59                    11658.57
  1990/11/30       9714.27                    12411.72
  1990/12/31       9940.30                    12758.00
  1991/01/31      10473.37                    13314.25
  1991/02/28      11194.59                    14266.22
  1991/03/31      11426.82                    14611.46
  1991/04/30      11480.21                    14646.53
  1991/05/31      12110.29                    15279.26
  1991/06/30      11615.12                    14579.47
  1991/07/31      12273.60                    15258.87
  1991/08/31      12532.67                    15620.51
  1991/09/30      12446.65                    15359.65
  1991/10/31      12653.91                    15565.47
  1991/11/30      12108.49                    14938.18
  1991/12/31      13065.38                    16647.11
  1992/01/31      13241.79                    16337.47
  1992/02/29      13671.79                    16549.86
  1992/03/31      13504.25                    16227.13
  1992/04/30      13927.31                    16704.21
  1992/05/31      14038.64                    16786.06
  1992/06/30      13915.73                    16535.95
  1992/07/31      14342.18                    17212.27
  1992/08/31      14027.95                    16859.42
  1992/09/30      14173.57                    17058.36
  1992/10/31      14343.25                    17118.06
  1992/11/30      14863.59                    17701.79
  1992/12/31      15271.74                    17919.52
  1993/01/31      15727.62                    18070.05
  1993/02/28      16080.92                    18315.80
  1993/03/31      16560.14                    18702.26
  1993/04/30      16491.28                    18249.67
  1993/05/31      16789.67                    18738.76
  1993/06/30      16987.15                    18793.10
  1993/07/31      17218.27                    18717.93
  1993/08/31      17876.95                    19427.34
  1993/09/30      17808.61                    19277.75
  1993/10/31      17971.46                    19676.80
  1993/11/30      17657.39                    19489.87
  1993/12/31      18065.54                    19725.69
  1994/01/31      18861.17                    20396.37
  1994/02/28      18375.46                    19843.63
  1994/03/31      17606.73                    18978.44
  1994/04/30      18213.43                    19221.37
  1994/05/31      18386.78                    19536.60
  1994/06/30      18273.18                    19057.95
  1994/07/31      18883.53                    19683.05
  1994/08/31      19855.11                    20490.06
  1994/09/30      19529.83                    19988.05
  1994/10/31      19930.70                    20437.78
  1994/11/30      19279.29                    19693.44
  1994/12/31      19342.00                    19985.49
  1995/01/31      19644.41                    20503.72
  1995/02/28      20393.47                    21302.75
  1995/03/31      21097.64                    21931.39
  1995/04/30      21684.43                    22577.27
  1995/05/31      22337.90                    23479.68
  1995/06/30      22658.84                    24025.12
  1995/07/31      23530.85                    24821.79
  1995/08/31      23825.99                    24884.09
  1995/09/30      24616.99                    25934.20
  1995/10/31      24333.73                    25841.62
  1995/11/30      25385.85                    26976.06
  1995/12/31      26129.58                    27495.62
  1996/01/31      26888.92                    28431.57
  1996/02/29      26979.24                    28695.13
  1996/03/31      27263.23                    28971.47
  1996/04/30      27618.22                    29398.51
  1996/05/31      27916.41                    30156.69
  1996/06/30      27660.82                    30271.59
  1996/07/31      26311.86                    28934.19
  1996/08/31      26851.44                    29544.41
  1996/09/30      28001.61                    31207.17
  1996/10/31      28456.00                    32067.87
  1996/11/30      30358.74                    34491.88
  1996/12/31      29861.76                    33808.59
  1997/01/31      31026.12                    35920.96
  1997/02/28      31369.83                    36202.58
  1997/03/31      30203.90                    34715.01
  1997/04/30      31275.30                    36787.50
  1997/05/31      33213.26                    39027.12
  1997/06/30      34757.34                    40775.54
  1997/07/31      37294.02                    44020.05
  1997/08/31      35545.13                    41554.04
  1997/09/30      37498.85                    43829.96
  1997/10/31      36128.09                    42366.04
  1997/11/30      37451.58                    44327.16
  1997/12/31      38239.37                    45088.26
  1998/01/31      38160.59                    45586.93
  1998/02/28      40620.05                    48874.66
  1998/03/31      42484.74                    51377.53
  1998/04/30      42501.54                    51894.39
  1998/05/31      41795.98                    51002.33
  1998/06/30      42266.35                    53074.04
  1998/07/31      41224.81                    52508.80
  1998/08/31      34925.18                    44917.08
  1998/09/30      36974.66                    47794.47
  1998/10/31      39696.10                    51682.07
  1998/11/30      41359.20                    54814.52
  1998/12/31      42652.73                    57972.94
IMATRL PRASUN   SHR__CHT 19981231 19990111 121127 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically $10,000 was invested in Variable Insurance Products Fund: Equity-Income Portfolio - Service Class on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $42,653 - a 326.53% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $57,973 - a 479.73% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

General Electric Co.            4.0

Philip Morris Companies, Inc.   2.3

Fannie Mae                      2.2

Citigroup, Inc.                 2.1

Bank One Corp.                  1.9

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

FINANCE                         24.3

UTILITIES                       12.5

ENERGY                          10.7

INDUSTRIAL MACHINERY &          8.7
EQUIPMENT

BASIC INDUSTRIES                5.9

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
(% OF FUND'S INVESTMENTS)

Row: 1, Col: 1, Value: 96.09999999999999
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 2.2
Stocks  96.0%
Bonds  1.7%
Short-term investments 2.3%
*FOREIGN INVESTMENTS 8.8%

VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Steve Petersen)

An interview with
Steve Petersen,
Portfolio Manager of
Equity-Income Portfolio

Q. HOW DID THE FUND PERFORM, STEVE?

A. The fund underperformed the Standard & Poor's 500 Index, which returned 28.58% for the 12-month period ending December 31, 1998.

Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE YEAR?

A. During the first half of 1998, investors focused on larger companies with predictable earnings growth rather than smaller or more cyclical stocks. The market's free-fall in late August - triggered by Russia's currency devaluation and debt defaults, problems in emerging markets and concerns about the soundness of hedge fund management companies - spurred investors' flight to the perceived safer haven of the largest companies. As the Federal Reserve Board moved to lower interest rates to add liquidity to the economy and prevent a possible recession, the market rebounded strongly, with most of the fourth quarter's strong performance concentrated in larger issues, as well as in technology and Internet-related stocks.

Q. HOW DID THIS ENVIRONMENT AFFECT THE FUND'S PERFORMANCE?

A. The fund invests primarily in large-capitalization stocks, but its holdings in medium and small companies, as well as its emphasis on dividend-paying stocks rather than growth stocks, contributed to its underperformance relative to the S&P 500. The fund's limited technology stock holdings also had a negative impact, as did the higher percentage of energy stocks in the portfolio. Technology stocks made a significant contribution to the stock market's performance during 1998. Energy stocks suffered as oil and gas prices dropped due to declining demand worldwide, reflecting Asia's economic slowdown. A warmer than usual winter in the U.S. last year and so far this year also contributed to the slack demand. On the other hand, the fund benefited from the strong performance of utilities stocks, in particular from the good performance of telephone company stocks.

Q. WHAT ACCOUNTED FOR TELEPHONE COMPANIES' GOOD PERFORMANCE?

A. In general, their earnings performance was better than expected as these companies went through the process of deregulation. Technology pushed up consumer demand faster than anticipated as consumers added phone lines at a surprising pace, reflecting growing demand for Internet access and data transmission in the home. Telephone companies also successfully cut costs during the year and branched out into different technologies, helping their earnings growth and increasing their attractiveness to investors. As a result, companies such as AT&T and Bell Atlantic performed well.

Q. WHICH HOLDINGS HELPED THE FUND'S PERFORMANCE?

A. As I mentioned, AT&T, one of the fund's top holdings, performed well. After going through a management change, its new leadership has been building the company's competitive strength in the long distance phone business. Also, it is improving profitability and diversifying through acquisition activity. Schering-Plough also performed strongly during the year. Schering-Plough produces the leading allergy drug, Claritin, and has had steady stronger-than-expected earnings growth. General Electric, the fund's number-one holding, continued its good performance. The company has recently released a statement that its outlook for earnings growth remains strong. GE also has been active in making acquisitions internationally that have the potential to boost earnings growth.

Q. WHICH HOLDINGS WERE DISAPPOINTMENTS?

A. As I mentioned earlier, energy companies suffered from the significant decline in the price of oil, which dropped $5-$7 per barrel since 1997. As a result, oil companies British Petroleum, Royal Dutch Petroleum and Chevron all performed poorly. In addition, companies that provide service to the oil companies, such as Halliburton and Schlumberger, fared even worse. That's because oil companies, which tend to spend only the cash flow that they generate, had less business for their suppliers as their revenues declined.

Q. STEVE, WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. Near term, I believe that we're in for more of the same. The U.S. economy still looks good, with low inflation and healthy consumer spending. However, worldwide trends do not look exceptionally strong, and multinational corporations are still exposed to the problems in Asia, Russia and emerging markets. In this environment, investors will probably continue to focus on large-capitalization growth companies, rather than small-cap and cyclical stocks. My strategy will be to continue to look for companies with excellent underlying financials and interesting business fundamentals, which I believe can perform well over time.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark) FUND FACTS

GOAL: to provide current income and increase the value of the fund's shares over the long term

START DATE: October 9, 1986

SIZE: as of December 31, 1998, more than $11.6 billion

MANAGER: Stephen Petersen, since 1997; joined Fidelity in 1980

VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.5%

                                 SHARES                       VALUE (NOTE 1)

AEROSPACE & DEFENSE - 4.0%

AEROSPACE & DEFENSE - 2.5%

AlliedSignal, Inc.                1,859,000                   $ 82,376,939

Harsco Corp.                      827,700                      25,193,118

Textron, Inc.                     1,122,400                    85,232,250

United Technologies Corp.         858,800                      93,394,500

                                                               286,196,807

DEFENSE ELECTRONICS - 1.2%

Litton Industries, Inc. (a)       642,500                      41,923,125

Northrop Grumman Corp.            277,100                      20,262,938

Raytheon Co.:

Class A                           19,131                       988,834

Class B                           1,551,800                    82,633,350

                                                               145,808,247

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            633,000                      37,109,625

TOTAL AEROSPACE & DEFENSE                                      469,114,679

BASIC INDUSTRIES - 5.7%

CHEMICALS & PLASTICS - 2.6%

du Pont (E.I.) de Nemours &       731,600                      38,820,525
Co.

Great Lakes Chemical Corp.        896,200                      35,848,000

Hanna (M.A.) Co.                  880,200                      10,837,463

Hercules, Inc.                    856,100                      23,435,738

Hoechst AG                        491,100                      20,091,863

IMC Global, Inc.                  961,500                      20,552,063

Lawter International, Inc.        332,300                      3,862,988

Millennium Chemicals, Inc.        749,200                      14,890,350

Monsanto Co.                      957,200                      45,467,000

Octel Corp. (a)                   121,950                      1,692,056

Olin Corp.                        585,200                      16,568,475

Solutia, Inc.                     1,144,100                    25,599,238

Union Carbide Corp.               646,700                      27,484,750

Witco Corp.                       860,100                      13,707,844

                                                               298,858,353

IRON & STEEL - 0.2%

Dofasco, Inc.                     749,800                      9,602,143

Inland Steel Industries, Inc.     753,323                      12,712,326

USX-U.S. Steel Group              282,400                      6,495,200

                                                               28,809,669

METALS & MINING - 1.2%

Alcan Aluminium Ltd.              1,484,700                    40,258,118

Alcoa, Inc.                       1,073,779                    80,063,647

Kaiser Aluminum Corp. (a)         250,000                      1,218,750

Noranda, Inc.                     200,000                      1,992,813

Phelps Dodge Corp.                339,200                      17,256,800

                                                               140,790,128

PACKAGING & CONTAINERS - 0.0%

Tupperware Corp.                  311,900                      5,126,856



                                 SHARES                       VALUE (NOTE 1)

PAPER & FOREST PRODUCTS - 1.7%

Boise Cascade Corp.               21,900                      $ 678,900

Bowater, Inc.                     271,800                      11,262,713

Champion International Corp.      643,200                      26,049,600

Domtar, Inc.                      1,072,400                    6,201,072

Fort James Corp.                  555,200                      22,208,000

Georgia-Pacific Corp.             556,600                      32,595,888

Kimberly-Clark Corp.              1,076,300                    58,658,350

Nexfor, Inc.                      87,200                       344,698

Weyerhaeuser Co.                  704,700                      35,807,569

                                                               193,806,790

TOTAL BASIC INDUSTRIES                                         667,391,796

CONSTRUCTION & REAL ESTATE -
1.9%

BUILDING MATERIALS - 0.8%

American Standard Companies,      579,300                      20,818,594
Inc. (a)

Masco Corp.                       2,090,800                    60,110,500

Sherwin-Williams Co.              290,500                      8,533,438

                                                               89,462,532

CONSTRUCTION - 0.1%

Alstom SA                         315,759                      7,400,050

ENGINEERING - 0.1%

EG & G, Inc.                      389,900                      10,844,094

Fluor Corp.                       182,000                      7,746,375

                                                               18,590,469

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

Alexandria Real Estate            109,600                      3,390,750
Equities, Inc.

Crescent Real Estate Equities     664,500                      15,283,500
Co.

Duke Realty Investments, Inc.     175,700                      4,085,025

Equity Office Properties Trust    416,800                      10,003,200

Equity Residential Properties     548,700                      22,188,056
Trust (SBI)

Public Storage, Inc.              256,800                      6,949,650

Starwood Hotels & Resorts         1,502,681                    34,092,075
Trust

Weeks Corp.                       170,500                      4,805,969

                                                               100,798,225

TOTAL CONSTRUCTION & REAL                                      216,251,276
ESTATE

DURABLES - 2.4%

AUTOS, TIRES, & ACCESSORIES -
1.6%

DaimlerChrysler AG (a)            213,237                      20,484,079

Eaton Corp.                       279,900                      19,785,431

Ford Motor Co.                    748,000                      43,898,250

Meritor Automotive, Inc.          629,900                      13,346,006

Navistar International Corp.      281,300                      8,017,050
(a)

Pep Boys-Manny, Moe & Jack        726,400                      11,395,400

Snap-On, Inc.                     819,700                      28,535,806

TRW, Inc.                         789,000                      44,331,938

                                                               189,793,960

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER DURABLES - 0.2%

Minnesota Mining &                261,400                     $ 18,592,075
Manufacturing Co.

CONSUMER ELECTRONICS - 0.2%

General Motors Corp. Class H      226,400                      8,985,250

Maytag Corp.                      86,900                       5,409,525

Newell Co.                        189,400                      7,812,750

                                                               22,207,525

TEXTILES & APPAREL - 0.4%

Dexter Corp.                      501,400                      15,762,763

Liz Claiborne, Inc.               234,300                      7,395,094

NIKE, Inc. Class B                484,200                      19,640,363

Unifi, Inc.                       192,600                      3,767,738

                                                               46,565,958

TOTAL DURABLES                                                 277,159,518

ENERGY - 10.7%

ENERGY SERVICES - 0.9%

Halliburton Co.                   2,278,300                    67,494,638

Schlumberger Ltd.                 696,500                      32,126,063

                                                               99,620,701

OIL & GAS - 9.8%

Amerada Hess Corp.                709,400                      35,292,650

Amoco Corp.                       1,206,200                    71,165,800

Anadarko Petroleum Corp.          587,900                      18,151,413

Atlantic Richfield Co.            101,200                      6,603,300

British Petroleum PLC             820,293                      12,253,091

British Petroleum PLC ADR         2,072,086                    196,848,170

Burlington Resources, Inc.        922,100                      33,022,706

Canadian Hunter Exploration       50,000                       326,691
Ltd. (a)

Chevron Corp.                     1,409,471                    116,898,001

Coastal Corp. (The)               483,400                      16,888,788

Conoco, Inc. Class A (a)          721,200                      15,055,050

Elf Aquitaine SA sponsored ADR    787,300                      44,580,863

Exxon Corp.                       1,200,000                    87,750,000

Mobil Corp.                       446,100                      38,866,463

Occidental Petroleum Corp.        2,333,400                    39,376,125

Phillips Petroleum Co.            724,700                      30,890,338

Royal Dutch Petroleum Co. (NY     2,169,200                    103,850,450
Registry Gilder 1.25)

Texaco, Inc.                      1,160,000                    61,335,000

Tosco Corp.                       449,800                      11,638,575

Total SA:

Class B                           831,600                      82,744,196

sponsored ADR                     865,100                      43,038,725

Ultramar Diamond Shamrock         437,600                      10,611,800
Corp.

Unocal Corp.                      460,989                      13,455,116



                                 SHARES                       VALUE (NOTE 1)

USX-Marathon Group                1,621,100                   $ 48,835,638

Valero Energy Corp.               246,700                      5,242,375

                                                               1,144,721,324

TOTAL ENERGY                                                   1,244,342,025

FINANCE - 22.8%

BANKS - 9.2%

Bank of New York Co., Inc.        4,631,400                    186,413,850

Bank of Nova Scotia               726,600                      16,022,705

Bank One Corp.                    4,412,438                    225,310,115

BankAmerica Corp.                 3,173,890                    190,830,136

Chase Manhattan Corp.             985,500                      67,075,594

Comerica, Inc.                    877,500                      59,834,531

National Bank of Canada           2,211,200                    35,829,964

National City Corp.               270,260                      19,593,850

Royal Bank of Canada              400,000                      20,006,534

U.S. Bancorp                      2,928,094                    103,947,337

Wells Fargo & Co.                 3,767,200                    150,452,550

                                                               1,075,317,166

CREDIT & OTHER FINANCE - 6.0%

American Express Co.              1,853,072                    189,476,612

Associates First Capital          2,363,656                    100,159,928
Corp. Class A

Citigroup, Inc.                   4,884,099                    241,762,901

Fleet Financial Group, Inc.       1,373,600                    61,382,750

Household International, Inc.     2,559,047                    101,402,237

Transamerica Corp.                2,300                        265,650

                                                               694,450,078

FEDERAL SPONSORED CREDIT - 2.5%

Fannie Mae                        3,477,300                    257,320,200

Freddie Mac                       145,300                      9,362,769

SLM Holding Corp.                 412,700                      19,809,600

                                                               286,492,569

INSURANCE - 3.8%

Aetna, Inc.                       77,300                       6,077,713

Allstate Corp.                    2,828,198                    109,239,148

American Bankers Insurance        304,200                      14,715,675
Group, Inc.

Berkshire Hathaway, Inc.          1                            2,350
Class B

Berkshire Hathaway, Inc.          519                          36,330,000
Class A

Chubb Corp. (The)                 136,600                      8,861,925

CIGNA Corp.                       357,700                      27,654,681

Enhance Financial Services        92,284                       2,768,520
Group, Inc.

Fremont General Corp.             1,398,448                    34,611,588

Hartford Financial Services       1,508,600                    82,784,425
Group, Inc.

Highlands Insurance Group,        371,100                      4,847,494
Inc. (a)

Marsh & McLennan Companies,       225,900                      13,201,031
Inc.

PMI Group, Inc.                   234,000                      11,553,750

Reliastar Financial Corp.         1,032,499                    47,624,016

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Torchmark Corp.                   743,700                     $ 26,261,906

Travelers Property Casualty       620,000                      19,220,000
Corp. Class A

                                                               445,754,222

SAVINGS & LOANS - 0.9%

Washington Mutual, Inc.           2,801,282                    106,973,956

SECURITIES INDUSTRY - 0.4%

First Marathon, Inc. Class A      651,900                      7,560,421
(non-vtg.)

Lehman Brothers Holdings,         449,800                      19,819,313
Inc.

Nomura Securities Co. Ltd.        307,000                      2,670,155

Waddell & Reed Financial, Inc.:

Class A                           301,116                      7,132,685

Class B                           182,132                      4,234,569

                                                               41,417,143

TOTAL FINANCE                                                  2,650,405,134

HEALTH - 5.7%

DRUGS & PHARMACEUTICALS - 4.2%

American Home Products Corp.      1,830,600                    103,085,663

Bristol-Myers Squibb Co.          896,200                      119,922,763

Lilly (Eli) & Co.                 343,500                      30,528,563

Merck & Co., Inc.                 592,800                      87,549,150

Schering-Plough Corp.             2,576,400                    142,346,100

                                                               483,432,239

MEDICAL EQUIPMENT & SUPPLIES
- 0.8%

Baxter International, Inc.        523,100                      33,641,869

Johnson & Johnson                 631,800                      52,992,225

Pall Corp.                        417,600                      10,570,500

                                                               97,204,594

MEDICAL FACILITIES MANAGEMENT
- 0.7%

Beverly Enterprises, Inc.         1,722,000                    11,623,500

Columbia/HCA Healthcare Corp.     2,259,150                    55,913,963

Humana, Inc. (a)                  320,500                      5,708,906

United HealthCare Corp.           197,400                      8,500,538

                                                               81,746,907

TOTAL HEALTH                                                   662,383,740

HOLDING COMPANIES - 0.1%

U.S. Industries, Inc.             636,300                      11,851,088

INDUSTRIAL MACHINERY &
EQUIPMENT - 8.5%

ELECTRICAL EQUIPMENT - 5.2%

Alcatel Alsthom Compagnie         263,200                      32,159,751
Generale d'Electricite SA
(RFD)

Emerson Electric Co.              818,700                      51,219,919

General Electric Co.              4,494,100                    458,679,053

Honeywell, Inc.                   199,700                      15,039,906



                                 SHARES                       VALUE (NOTE 1)

Loral Space & Communications      298,700                     $ 5,320,594
Ltd. (a)

Siemens AG                        584,300                      37,787,928

                                                               600,207,151

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.4%

Case Corp.                        142,500                      3,108,281

Coltec Industries, Inc. (a)       1,371,600                    26,746,200

Cooper Industries, Inc.           194,300                      9,265,681

Ingersoll-Rand Co.                646,100                      30,326,319

Parker-Hannifin Corp.             525,000                      17,193,750

Stewart & Stevenson Services,     247,900                      2,417,025
Inc.

Tyco International Ltd.           2,489,018                    187,765,285

                                                               276,822,541

POLLUTION CONTROL - 0.9%

Allied Waste Industries, Inc.     592,200                      13,990,725
(a)

Browning-Ferris Industries,       988,598                      28,113,256
Inc.

Ogden Corp.                       508,300                      12,739,269

Waste Management, Inc.            1,197,447                    55,830,966

                                                               110,674,216

TOTAL INDUSTRIAL MACHINERY &                                   987,703,908
EQUIPMENT

MEDIA & LEISURE - 3.4%

BROADCASTING - 1.6%

CBS Corp.                         1,626,900                    53,280,975

Infinity Broadcasting Corp.       326,700                      8,943,413
(a)

Time Warner, Inc.                 1,945,845                    120,764,005

                                                               182,988,393

ENTERTAINMENT - 0.8%

King World Productions, Inc.      457,000                      13,452,938
(a)

Viacom, Inc. Class B              1,130,700                    83,671,800
(non-vtg.) (a)

                                                               97,124,738

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   431,200                      10,672,200

LODGING & GAMING - 0.1%

Circus Circus Enterprises,        464,400                      5,311,575
Inc. (a)

Mirage Resorts, Inc. (a)          394,500                      5,892,844

                                                               11,204,419

PUBLISHING - 0.4%

Harcourt General, Inc.            534,600                      28,434,038

Reader's Digest Association,      548,700                      13,820,381
Inc.  Class A (non-vtg.)

                                                               42,254,419

RESTAURANTS - 0.4%

McDonald's Corp.                  677,100                      51,882,788

TOTAL MEDIA & LEISURE                                          396,126,957

NONDURABLES - 5.7%

AGRICULTURE - 0.3%

Edperbrascan Corp. Class A        2,699,800                    37,573,172
(ltd. vtg.)

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - 0.5%

Anheuser-Busch Companies,         440,400                     $ 28,901,250
Inc.

PepsiCo, Inc.                     300,500                      12,301,719

Seagram Co. Ltd.                  400,700                      15,250,425

                                                               56,453,394

FOODS - 0.5%

Bestfoods                         384,600                      20,479,950

Corn Products International,      401,625                      12,199,359
Inc.

Heinz (H.J.) Co.                  393,500                      22,281,938

                                                               54,961,247

HOUSEHOLD PRODUCTS - 2.1%

Avon Products, Inc.               342,200                      15,142,350

Clorox Co.                        254,600                      29,740,463

Gillette Co.                      549,200                      26,533,225

Premark International, Inc.       25,000                       865,625

Procter & Gamble Co.              307,200                      28,051,200

Unilever NV                       12,400                       1,058,730

Unilever NV (NY shares)           800,000                      66,350,000

Unilever PLC                      6,821,600                    76,743,521

                                                               244,485,114

TOBACCO - 2.3%

Dimon, Inc.                       336,400                      2,501,975

Philip Morris Companies, Inc.     4,972,600                    266,034,100

RJR Nabisco Holdings Corp.        44,900                       1,332,969

                                                               269,869,044

TOTAL NONDURABLES                                              663,341,971

PRECIOUS METALS - 0.1%

Newmont Mining Corp.              605,600                      10,938,650

RETAIL & WHOLESALE - 3.1%

APPAREL STORES - 0.6%

Charming Shoppes, Inc. (a)        612,800                      2,642,700

Footstar, Inc. (a)                551,800                      13,795,000

Intimate Brands, Inc. Class A     171,900                      5,135,513

Limited, Inc. (The)               967,100                      28,166,788

Payless ShoeSource, Inc. (a)      136,000                      6,443,000

TJX Companies, Inc.               350,200                      10,155,800

                                                               66,338,801

GENERAL MERCHANDISE STORES -
2.5%

Consolidated Stores Corp. (a)     2,020,156                    40,781,904

Dayton Hudson Corp.               920,700                      49,947,975

Federated Department Stores,      656,400                      28,594,425
Inc. (a)

Hudson's Bay Co.                  605,600                      7,656,557

Hudson's Bay Co. (d)              302,500                      3,824,485

Sears, Roebuck & Co.              329,800                      14,016,500

Wal-Mart Stores, Inc.             1,824,400                    148,574,575

                                                               293,396,421



                                 SHARES                       VALUE (NOTE 1)

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Toys R Us, Inc. (a)               302,000                     $ 5,096,250

TOTAL RETAIL & WHOLESALE                                       364,831,472

SERVICES - 0.9%

LEASING & RENTAL - 0.2%

Ryder Systems, Inc.               675,300                      17,557,800

PRINTING - 0.3%

Donnelley (R.R.) & Sons Co.       568,400                      24,903,025

Wallace Computer Services,        440,500                      11,618,188
Inc.

                                                               36,521,213

SERVICES - 0.4%

ACNielsen Corp. (a)               636,000                      17,967,000

Dun & Bradstreet Corp.            368,800                      11,640,250

Manpower, Inc.                    397,300                      10,006,994

Modis Professional Services,      477,700                      6,926,650
Inc. (a)

                                                               46,540,894

TOTAL SERVICES                                                 100,619,907

TECHNOLOGY - 4.6%

COMPUTER SERVICES & SOFTWARE
- 1.0%

Electronic Data Systems Corp.     1,326,800                    66,671,700

First Data Corp.                  550,200                      17,434,463

IMS Health, Inc.                  85,000                       6,412,188

NCR Corp. (a)                     627,700                      26,206,475

                                                               116,724,826

COMPUTERS & OFFICE EQUIPMENT
- 2.7%

Compaq Computer Corp.             124,173                      5,207,505

International Business            472,600                      87,312,850
Machines Corp.

Pitney Bowes, Inc.                1,582,000                    104,510,875

Unisys Corp. (a)                  3,018,317                    103,943,292

Xerox Corp.                       61,000                       7,198,000

                                                               308,172,522

ELECTRONICS - 0.9%

AMP, Inc.                         435,602                      22,678,529

Motorola, Inc.                    1,154,300                    70,484,444

Texas Instruments, Inc.           174,400                      14,922,100

                                                               108,085,073

TOTAL TECHNOLOGY                                               532,982,421

TRANSPORTATION - 1.2%

AIR TRANSPORTATION - 0.1%

Viad Corp.                        275,800                      8,377,425

RAILROADS - 1.1%

Burlington Northern Santa Fe      1,991,200                    67,203,000
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

RAILROADS - CONTINUED

CSX Corp.                         1,199,000                   $ 49,758,500

Norfolk Southern Corp.            311,200                      9,861,150

                                                               126,822,650

TOTAL TRANSPORTATION                                           135,200,075

UTILITIES - 11.7%

ELECTRIC UTILITY - 3.2%

Allegheny Energy, Inc.            1,148,700                    39,630,150

American Electric Power Co.,      1,120,100                    52,714,706
Inc.

Central & South West Corp.        444,000                      12,182,250

CILCORP, Inc.                     152,300                      9,318,856

CINergy Corp.                     415,000                      14,265,625

CMP Group, Inc.                   568,400                      10,728,550

CMS Energy Corp.                  145,700                      7,057,344

Consolidated Edison, Inc.         473,450                      25,033,669

DPL, Inc.                         955,950                      20,672,419

Duke Energy Corp.                 390,700                      25,029,219

Entergy Corp.                     2,040,500                    63,510,563

Illinova Corp.                    52,200                       1,305,000

Niagara Mohawk Power Corp. (a)    1,434,200                    23,126,475

PG&E Corp.                        1,216,878                    38,331,657

Pinnacle West Capital Corp.       237,000                      10,042,875

Washington Water & Power Co.      707,500                      13,619,375

                                                               366,568,733

GAS - 0.5%

Questar Corp.                     1,221,400                    23,664,625

Sempra Energy                     1,437,584                    36,478,694

                                                               60,143,319

TELEPHONE SERVICES - 8.0%

ALLTEL Corp.                      508,900                      30,438,581

Ameritech Corp.                   1,692,700                    107,274,863

AT&T Corp.                        2,935,500                    220,896,375

Bell Atlantic Corp.               2,875,740                    163,377,979

BellSouth Corp.                   2,145,000                    106,981,875

GTE Corp.                         1,251,500                    84,398,031

MCI WorldCom, Inc. (a)            1,289,777                    92,541,500

Pathnet, Inc. warrants            520                          5,200
4/15/08 (a)(d)

SBC Communications, Inc.          1,852,100                    99,318,863

Sprint Corp. (FON Group)          312,500                      26,289,063

                                                               931,522,330

TOTAL UTILITIES                                                1,358,234,382

TOTAL COMMON STOCKS                                            10,748,878,999
(Cost $7,950,978,933)

PREFERRED STOCKS - 3.5%

                                 SHARES                       VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS
- 3.5%

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.2%

Monsanto Co. $1.625 ACES (a)      460,000                     $ 22,540,000

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Republic Industries, Inc.         219,200                      3,342,800
$1.55 ACES

FINANCE - 1.5%

CLOSED END INVESTMENT COMPANY
- 0.1%

Readers Digest Automatic          464,700                      11,820,806
Common Exchange Trust $1.93
TRACES

CREDIT & OTHER FINANCE - 0.4%

DECS Trust (Dimon) $2.008         93,000                       871,875

Federal-Mogul Financing Trust     89,700                       5,920,200
$3.50

Life Re Corp./Life Re Capital     39,400                       2,964,850
Trust II $3.96

Union Pacific Capital Trust:

$3.125 TIDES (d)                  384,500                      17,494,750

$3.125                            403,200                      18,345,600

WBK Trust $3.135 STRYPES          203,800                      6,432,438

                                                               52,029,713

INSURANCE - 0.6%

Aetna, Inc. Class C, $4.7578      760,000                      57,807,500
PRIDES

Conseco, Inc. $3.50 PRIDES        171,800                      6,689,463

                                                               64,496,963

SECURITIES INDUSTRY - 0.4%

Cincinnati Bell, Inc. $3.48       93,900                       6,220,875
DECS

Financial Security Assurance      840,700                      38,672,200
Holdings Ltd. $0.00 DECS

                                                               44,893,075

TOTAL FINANCE                                                  173,240,557

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications
Ltd. Series C:

$3.00 (d)                         183,200                      9,709,600

$3.00                             141,700                      7,510,100

                                                               17,219,700

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll Rand Co./Ingersoll      530,100                      10,602,000
Rand Finance $0.195 Growth
PRIDES

TOTAL INDUSTRIAL MACHINERY &                                   27,821,700
EQUIPMENT

MEDIA & LEISURE - 0.8%

BROADCASTING - 0.6%

Evergreen Media Corp. $3.00       187,200                      17,901,000
(d)

PREFERRED STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

MediaOne Group, Inc.:

$3.63 PIES                        249,900                     $ 16,618,350

Class D $2.25                     374,200                      35,549,000

                                                               70,068,350

ENTERTAINMENT - 0.2%

Premier Parks, Inc. $4.05 PIES    273,300                      16,193,025

PUBLISHING - 0.0%

Tribune Co. $1.75 DECS            102,300                      2,544,713

TOTAL MEDIA & LEISURE                                          88,806,088

RETAIL & WHOLESALE - 0.1%

GENERAL MERCHANDISE STORES -
0.1%

K mart Financing I $3.875         100,000                      5,793,750

TECHNOLOGY - 0.1%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Wang Laboratories, Inc.:

$3.25 (d)                         80,000                       4,480,000

$3.25                             157,600                      8,825,600

                                                               13,305,600

UTILITIES - 0.6%

ELECTRIC UTILITY - 0.4%

Houston Industries, Inc.          285,500                      30,370,063
$3.216 ACES

Texas Utilities Co. $1.6575       465,200                      22,179,806

                                                               52,549,869

TELEPHONE SERVICES - 0.2%

Qwest Trends Trust $2.04          393,000                      19,650,000
(a)(d)

TOTAL UTILITIES                                                72,199,869

TOTAL CONVERTIBLE PREFERRED                                    407,050,364
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

California Federal Preferred      31,590                       793,699
Capital Corp. $2.28

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CSC Holdings, Inc. 11.125%        20,038                       2,234,237
pay-in-kind



                                 SHARES                       VALUE (NOTE 1)

PUBLISHING - 0.0%

PRIMEDIA, Inc. 8.625%             5,975                       $ 582,563

TOTAL MEDIA & LEISURE                                          2,816,800

TOTAL NONCONVERTIBLE                                           3,610,499
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                        410,660,863
(Cost $338,189,602)


CORPORATE BONDS - 1.7%

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL AMOUNT (E)

CONVERTIBLE BONDS - 1.3%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Liberty Property LP 8.3%          Ba2         $ 27,985,000                         34,456,531
7/1/01

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Magna International, Inc.         Baa1         2,960,000                           3,041,400
4.875% 2/15/05 (d)

CONSUMER ELECTRONICS - 0.2%

Matsushita Electric
Industrial Co. Ltd.:

1.3% 3/29/02                      Aa2    JPY   452,000,000                         5,158,587

1.4% 3/31/04                      Aa2    JPY   209,000,000                         2,408,344

Sunbeam Corp. 0% 3/25/18 (d)      Caa2         60,290,000                          7,234,800

                                                                                   14,801,731

TOTAL DURABLES                                                                     17,843,131

FINANCE - 0.0%

INSURANCE - 0.0%

Loews Corp. 3.125% 9/15/07        A2           4,320,000                           3,447,900

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.0%

Jacor Communications, Inc. 0%     B3           3,370,000                           1,626,025
2/9/18

LODGING & GAMING - 0.0%

Hilton Hotels Corp. 5% 5/15/06    Baa3         1,820,000                           1,660,750

PUBLISHING - 0.3%

News America Holdings, Inc.       Baa3         48,470,000                          27,203,788
liquid yield option notes 0%
3/11/13

TOTAL MEDIA & LEISURE                                                              30,490,563

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL AMOUNT (E)                VALUE (NOTE 1)

CONVERTIBLE BONDS - CONTINUED

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3          $ 820,000                           $ 762,600
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.2%

DRUG STORES - 0.1%

Rite Aid Corp. 5.25% 9/15/02      Baa2         4,270,000                           6,298,250
(d)

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Home Depot, Inc. 3.25% 10/1/01    A1           5,000,000                           13,125,000

TOTAL RETAIL & WHOLESALE                                                           19,423,250

TECHNOLOGY - 0.3%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Softkey International, Inc.       -            1,340,000                           1,316,550
5.5% 11/1/00 (d)

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Apple Computer, Inc. 6% 6/1/01    Caa1         8,100,000                           11,815,875

Quantum Corp. 7% 8/1/04           B2           7,730,000                           7,343,500

                                                                                   19,159,375

ELECTRONICS - 0.1%

Micron Technology, Inc. 7%        B2           17,163,000                          18,197,071
7/1/04

TOTAL TECHNOLOGY                                                                   38,672,996

TOTAL CONVERTIBLE BONDS                                                            145,096,971

NONCONVERTIBLE BONDS - 0.4%

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

GS Escrow Corp. 7% 8/1/03         Ba1          2,000,000                           1,959,840

Macsaver Financial Services,      Ba1          1,000,000                           800,000
Inc. 7.875% 8/1/03

                                                                                   2,759,840

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Tenet Healthcare Corp. 8.125%     Ba3          2,670,000                           2,736,750
12/1/08 (d)



MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL AMOUNT (E)                VALUE (NOTE 1)

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.1%

Adelphia Communications Corp.     B2          $ 1,970,000                         $ 2,176,850
9.875% 3/1/07

Century Communications Corp.      Ba3          1,720,000                           877,200
0% 1/15/08

CSC Holdings, Inc. 7.875%         Ba2          600,000                             610,320
2/15/18

Falcon Holding Group              B2           1,340,000                           901,150
LP/Falcon Funding Corp. 0%
4/15/10 (c)

FrontierVision Operating          B3           320,000                             355,600
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Iridium Operating LLC/Iridium     B3           1,010,000                           858,500
Capital Corp. 10.875% 7/15/05

NTL, Inc. 11.5% 10/1/08 (d)       B3           7,140,000                           7,675,500

Telewest PLC 0% 10/1/07 (c)       B1           1,780,000                           1,477,400

                                                                                   14,932,520

ENTERTAINMENT - 0.1%

Regal Cinemas, Inc. 8.875%        B3           3,340,000                           3,306,600
12/15/10 (d)

LODGING & GAMING - 0.0%

HMH Properties, Inc. 7.875%       Ba2          1,070,000                           1,037,900
8/1/08

RESTAURANTS - 0.0%

Dominos, Inc. 10.375% 1/15/09     B3           1,120,000                           1,125,600
(d)

TOTAL MEDIA & LEISURE                                                              20,402,620

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          B2           1,960,000                           1,940,400
Corp. 9% 11/1/06 (d)

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa2         1,110,000                           732,600

TECHNOLOGY - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        B2           770,000                             731,500
Inc. 8.6% 6/1/08

COMPUTER SERVICES & SOFTWARE
- 0.0%

ICG Services, Inc. 0% 5/1/08      -            1,590,000                           822,825
(c)

TOTAL TECHNOLOGY                                                                   1,554,325

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)               PRINCIPAL AMOUNT (E)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

Kitty Hawk, Inc. 9.95%            B1          $ 230,000                           $ 226,550
11/15/04

UTILITIES - 0.2%

CELLULAR - 0.1%

Nextel Communications, Inc.:

0% 9/15/07 (c)                    B2           5,010,000                           3,218,925

12% 11/1/08 (d)                   B2           2,090,000                           2,283,325

Teligent, Inc. 0% 3/1/08 (c)      Caa1         2,670,000                           1,321,650

                                                                                   6,823,900

TELEPHONE SERVICES - 0.1%

GST Network Funding, Inc. 0%      -            1,270,000                           577,850
5/1/08 (c)(d)

Hyperion Telecommunications,      B3           270,000                             274,050
Inc. 12.25% 9/1/04

Level 3 Communications, Inc.:

0% 12/1/08 (c)(d)                 B3           3,850,000                           2,237,813

9.125% 5/1/08                     B3           590,000                             584,838

McLeodUSA, Inc. 9.5% 11/1/08      B2           990,000                             1,049,400
(d)

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B3           2,780,000                           2,668,800

10.75% 11/15/08 (d)               B3           2,000,000                           2,040,000

Pathnet, Inc. 12.25% 4/15/08      -            520,000                             364,000

Qwest Communications              Ba1          1,530,000                           1,591,200
International, Inc. 7.5%
11/1/08 (d)

WinStar Communications, Inc.      Caa1         1,070,000                           759,700
0% 10/15/05 (c)

                                                                                   12,147,651

TOTAL UTILITIES                                                                    18,971,551

TOTAL NONCONVERTIBLE BONDS                                                         49,324,636

TOTAL CORPORATE BONDS                                                             194,421,607
(Cost $185,361,868)

CASH EQUIVALENTS - 2.3%

                                                SHARES

Taxable Central Cash Fund (b)                   271,538,170                     271,538,170
(Cost $271,538,170)

TOTAL INVESTMENT IN                                                             $ 11,625,499,639
SECURITIES - 100%
(Cost $8,746,068,573)


SECURITY TYPE ABBREVIATIONS

ACES    - Automatic Common Exchange Securities
DECS    - Dividend Enhanced Convertible Stock/Debt
          Exchangeable for Common Stock
PIES    - Premium Income Equity Securities
PRIDES  - Preferred Redeemable Increased Dividend Equity
          Securities
STRYPES - Structured Yield Product Exchangeable for
          Common Stock
TIDES   - Term Income Deferred Equity Securities
TRACES  - Trust Automatic Common Exchange Securities

CURRENCY ABBREVIATIONS

JPY     - Japanese yen

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $117,520,473 or 1.0% of net assets.

(e) Principal amount is stated in United States dollars unless otherwise noted.

(f) Standard & Poor's credit ratings are used in absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $3,706,679,024 and $2,991,080,069, respectively (see Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $677,840 for the period (see Note 4 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $5,708,000 and $4,529,000, respectively. The weighted average interest rate was 5.83% (see Note 8 of Notes to Financial Statements).

Transactions during the period with companies which are or were affiliates are as follows (see Note 10 of Notes to Financial
Statements):

                        PURCHASE  SALES       DIVIDEND  VALUE
AFFILIATE               COST      COST        INCOME
Barr Laboratories Inc.  $ -       $ 4,465,000 $ -       $ -

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $8,753,668,981. Net unrealized appreciation aggregated $2,871,830,658, of which $3,347,376,386 related to appreciated investment securities and $475,545,728 related to depreciated investment securities.

The fund hereby designates approximately $223,549,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 11,625,499,639
value  (cost $8,746,068,573)
-  See accompanying schedule

Receivable for investments                    31,224,489
sold

Receivable for fund shares                    7,427,825
sold

Dividends receivable                          20,619,528

Interest receivable                           4,542,312

Other receivables                             948,955

 TOTAL ASSETS                                 11,690,262,748

LIABILITIES

Payable for investments        $ 39,376,437
purchased

Payable for fund shares         10,216,193
redeemed

Accrued management fee          4,578,709

Distribution fees payable       17,541

Other payables and  accrued     1,017,315
expenses

 TOTAL LIABILITIES                            55,206,195

NET ASSETS                                   $ 11,635,056,553

Net Assets consist of:

Paid in capital                              $ 8,215,650,418

Undistributed net investment                  172,284,861
income

Accumulated undistributed net                 367,592,260
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   2,879,529,014
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 11,635,056,553

INITIAL CLASS: NET ASSET                      $25.42
VALUE, offering price   and
redemption price per share
 ($11,409,911,604 (divided
by)    448,878,790 shares)

SERVICE CLASS: NET ASSET                      $25.39
VALUE, offering price,   and
redemption price per   share
($225,144,949 (divided by)
8,866,596 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 212,486,031
Dividends

Interest                                        26,134,351

 TOTAL INCOME                                   238,620,382

EXPENSES

Management fee                   $ 54,109,035

Transfer agent fees               7,414,238

Distribution fees - Service       110,337
Class

Accounting fees and expenses      837,053

Non-interested trustees'          39,059
compensation

Custodian fees and expenses       324,994

Registration fees                 98,095

Audit                             60,950

Legal                             127,834

Interest                          2,935

Miscellaneous                     1,255,071

 Total expenses before            64,379,601
reductions

 Expense reductions               (877,451)     63,502,150

NET INVESTMENT INCOME                           175,118,232

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            378,025,807
(including realized gain
of $5,597,753 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (604,743)     377,421,064

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            616,998,569

 Assets and liabilities in        115,882       617,114,451
foreign currencies

NET GAIN (LOSS)                                 994,535,515

NET INCREASE (DECREASE) IN                     $ 1,169,653,747
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 871,310
 Expense reductions  Directed
 brokerage   arrangements

  Custodian credits                             6,141

                                               $ 877,451

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 175,118,232                 $ 140,172,499
income

 Net realized gain (loss)       377,421,064                   516,594,647

 Change in net unrealized       617,114,451                   1,401,296,210
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,169,653,747                 2,058,063,356
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (143,408,236)                 (119,523,328)
From net investment income

 From net realized gain         (510,364,604)                 (602,923,285)

 TOTAL DISTRIBUTIONS            (653,772,840)                 (722,446,613)

Share transactions - net        1,007,105,749                 1,815,363,131
increase (decrease)

  TOTAL INCREASE (DECREASE)     1,522,986,656                 3,150,979,874
IN NET ASSETS

NET ASSETS

 Beginning of period            10,112,069,897                6,961,090,023

 End of period (including      $ 11,635,056,553              $ 10,112,069,897
undistributed net investment
income of $172,284,861 and
$140,172,474, respectively)





OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                    YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   64,328,671                   $ 1,568,020,907    81,081,134                   $ 1,787,907,743
Class  Sold

  Reinvested                 27,884,679                    652,780,343       36,487,203                    722,446,589

  Redeemed                   (59,592,607)                  (1,424,580,460)   (32,291,523)                  (700,239,679)

  Net increase (decrease)    32,620,743                   $ 796,220,790      85,276,814                   $ 1,810,114,653

 Service Class A  Sold       8,703,524                     212,310,778       222,682                       5,321,346

  Reinvested                 42,396                        992,496           -                             -

  Redeemed                   (98,817)                      (2,418,315)       (3,189)                       (72,868)

  Net increase (decrease)    8,647,103                    $ 210,884,959      219,493                      $ 5,248,478

Distributions From net                                    $ 143,190,527                                   $ 119,523,328
investment income  Initial
Class

  Service Class                                            217,709                                         -

  Total                                                   $ 143,408,236                                   $ 119,523,328

 From net realized gain                                   $ 509,589,817                                   $ 602,923,285
Initial Class

  Service Class                                            774,787                                         -

  Total                                                   $ 510,364,604                                   $ 602,923,285

                                                          $ 653,772,840                                   $ 722,446,613

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997          1996         1995         1994

Net asset value, beginning of    $ 24.28                   $ 21.03       $ 19.27      $ 15.35      $ 15.44
period

Income from Investment
Operations

 Net investment income            .38 C                     .36 C         .35          .41          .41

 Net realized and unrealized      2.31                      5.06          2.30         4.69         .64
gain (loss)

 Total from investment            2.69                      5.42          2.65         5.10         1.05
operations

Less Distributions

 From net investment income       (.34)                     (.36)         (.03)        (.40)        (.37)

 From net realized gain           (1.21)                    (1.81)        (.86)        (.78)        (.77)

 Total distributions              (1.55)                    (2.17)        (.89)        (1.18)       (1.14)

Net asset value, end of period   $ 25.42                   $ 24.28       $ 21.03      $ 19.27      $ 15.35

TOTAL RETURN B, F                 11.63%                    28.11%        14.28%       35.09%       7.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,409,912              $ 10,106,742  $ 6,961,090  $ 4,879,435  $ 2,284,412
(000 omitted)

Ratio of expenses to average      .58%                      .58%          .58%         .61%         .60%
net assets

Ratio of expenses to average      .57% E                    .57% E        .56% E       .61%         .58% E
net assets after expense
reductions

Ratio of net investment           1.58%                     1.65%         1.97%        2.56%        2.83%
income to average net assets

Portfolio turnover                28%                       44%           186%         87%          134%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 D

Net asset value, beginning of    $ 24.27                   $ 23.44
period

Income from Investment
Operations

 Net investment income C          .36                       .05

 Net realized and unrealized      2.31                      .78
gain (loss)

 Total from investment            2.67                      .83
operations

Less Distributions

 From net investment income       (.34)                     -

 From net realized gain           (1.21)                    -

 Total distributions              (1.55)                    -

Net asset value, end of period   $ 25.39                   $ 24.27

TOTAL RETURN B, F                 11.54%                    3.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 225,145                 $ 5,328
(000 omitted)

Ratio of expenses to average      .68%                      .68% A
net assets

Ratio of expenses to average      .67% E                    .65% A, E
net assets after expense
reductions

Ratio of net investment           1.51%                     1.63% A
income to average net assets

Portfolio turnover                28%                       44%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

F TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  LIFE OF FUND
1998

VIP III: GROWTH & INCOME -      29.59%       29.14%
"INITIAL CLASS"

S&P 500 (registered trademark)  28.58%       29.76%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP III Growth & Income     S&P 500
             00147                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10250.00                    10440.61
  1997/02/28      10270.00                    10522.46
  1997/03/31       9820.00                    10090.10
  1997/04/30      10350.00                    10692.48
  1997/05/31      10930.00                    11343.43
  1997/06/30      11490.00                    11851.62
  1997/07/31      12420.00                    12794.65
  1997/08/31      11790.00                    12077.90
  1997/09/30      12410.00                    12739.40
  1997/10/31      12060.00                    12313.91
  1997/11/30      12600.00                    12883.92
  1997/12/31      12879.20                    13105.13
  1998/01/31      12951.15                    13250.08
  1998/02/28      13837.79                    14205.67
  1998/03/31      14540.53                    14933.14
  1998/04/30      14540.53                    15083.37
  1998/05/31      14323.51                    14824.09
  1998/06/30      15057.25                    15426.24
  1998/07/31      14953.91                    15261.95
  1998/08/31      12835.35                    13055.38
  1998/09/30      13796.45                    13891.71
  1998/10/31      14871.23                    15021.66
  1998/11/30      15822.00                    15932.12
  1998/12/31      16690.09                    16850.13
IMATRL PRASUN   SHR__CHT 19981231 19990203 151637 R00000000000027

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Growth & Income Portfolio on December 31, 1996, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $16,690 - a 66.90% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,850 - a 68.50% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Microsoft Corp.                 4.6

Associates First Capital        4.0
Corp. Class A

Merck & Co., Inc.               4.0

Citigroup, Inc.                 3.6

General Electric Co.            3.3

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S  INVESTMENTS

FINANCE                         18.7

TECHNOLOGY                      13.0

HEALTH                          12.6

NONDURABLES                     10.9

UTILITIES                       9.6

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
% OF FUND'S INVESTMENTS

Row: 1, Col: 1, Value: 90.90000000000001
Row: 1, Col: 2, Value: 9.1
Stocks  90.9%
Short-term investments 9.1%
*FOREIGN INVESTMENTS  2.5%

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee. If Fidelity had not reimbursed certain fund expenses, the life of the fund total would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  LIFE OF FUND
1998

VIP III: GROWTH & INCOME -  29.27%       28.98%
SERVICE CLASS

S&P 500                     28.58%       29.76%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP III Growth & Inc-CL S   S&P 500
             00473                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10250.00                    10440.61
  1997/02/28      10270.00                    10522.46
  1997/03/31       9820.00                    10090.10
  1997/04/30      10350.00                    10692.48
  1997/05/31      10930.00                    11343.43
  1997/06/30      11490.00                    11851.62
  1997/07/31      12420.00                    12794.65
  1997/08/31      11790.00                    12077.90
  1997/09/30      12410.00                    12739.40
  1997/10/31      12060.00                    12313.91
  1997/11/30      12590.00                    12883.92
  1997/12/31      12879.48                    13105.13
  1998/01/31      12941.16                    13250.08
  1998/02/28      13817.49                    14205.67
  1998/03/31      14520.25                    14933.14
  1998/04/30      14509.91                    15083.37
  1998/05/31      14292.88                    14824.09
  1998/06/30      15026.65                    15426.24
  1998/07/31      14923.30                    15261.95
  1998/08/31      12804.69                    13055.38
  1998/09/30      13765.81                    13891.71
  1998/10/31      14830.29                    15021.66
  1998/11/30      15781.08                    15932.12
  1998/12/31      16649.19                    16850.13
IMATRL PRASUN   SHR__CHT 19981231 19990111 115643 R00000000000027

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Growth & Income Portfolio - Service Class on December 31, 1996, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $16,649 - a 66.49% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,850 - a 68.50% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Microsoft Corp.                 4.6

Associates First Capital        4.0
Corp. Class A

Merck & Co., Inc.               4.0

Citigroup, Inc.                 3.6

General Electric Co.            3.3

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S  INVESTMENTS

FINANCE                         18.7

TECHNOLOGY                      13.0

HEALTH                          12.6

NONDURABLES                     10.9

UTILITIES                       9.6

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
% OF FUND'S INVESTMENTS

Row: 1, Col: 1, Value: 90.90000000000001
Row: 1, Col: 2, Value: 9.1
Stocks  90.9%
Short-term investments 9.1%
*FOREIGN INVESTMENTS  2.5%

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Louis Salemy)

NOTE TO SHAREHOLDERS: Louis Salemy became Portfolio Manager of Growth & Income Portfolio on September 21, 1998.

Q. LOUIS, HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING
1998?

A. It did very well. For the year, the fund's performance beat that of the Standard & Poor's 500 Index, which posted a very strong return of 28.58%.

Q.  WHAT HELPED THE FUND BEAT THE INDEX?

A. We avoided investing in cyclical stocks - those that rise and fall with the economy - some of which are included in the S&P 500. I track commodity prices, and in the process found inventories in such products as oil to be increasing. In short, there were too many commodities and not enough demand to absorb them. As a result, commodity prices fell throughout the year, and those companies' share prices suffered. In addition, the fund had no major blow-ups in its investments, with the exception of United Healthcare. Finally, when the market plunged from August through October, the fund had a significant cash position because third-quarter earnings projections and reports showed little earnings momentum in the market. During that period, holding short-term investments instead of stocks helped, and offered me the liquidity to invest in attractive stocks that had fallen in value. I found the media group particularly attractive and added to investments there.

Q. FINANCE REMAINS THE FUND'S LARGEST SECTOR WEIGHTING, AT 18.7% OF INVESTMENTS. WHAT WAS THE CONTINUING ATTRACTION THERE?

A. The fund's finance stake is a reflection of my bottom-up stock-picking approach; I look at individual stocks one at a time, choosing them based on the outlook for their business fundamentals rather than general economic trends. That being said, consumer credit in the U.S. was improving, so many companies with significant consumer credit operations, such as Associates First Capital, Household International and Citigroup, were appealing.

Q. WHICH STOCKS DID WELL, AND WHICH DISAPPOINTED?

A. On the positive side, Microsoft did very well as the acquisition of Netscape by America OnLine rendered the U.S. government's antitrust case less threatening by demonstrating that competition still exists in the technology sector. The company also benefited from the strong introduction of a new product line and by consistently beating earnings projections. Merck was rewarded by overcoming some skepticism about whether the company would meet its 1998 earnings forecasts, and General Electric posted steady earnings growth. On the negative side, United Healthcare - which is no longer in the fund - suffered a correction when conditions in the managed health care industry didn't improve as expected. Bank One was caught in the downdraft resulting from global financial turmoil in the second half of the year.

Q. WHAT'S YOUR INVESTMENT PHILOSOPHY?

A. Much like Steve Kaye, the previous manager, I look for companies selling at reasonable valuations that offer improving returns. My time frame for holding a stock is usually two or three years. I don't trade in and out of stocks, trying to time the market. Rather, I aim to maintain a consistent portfolio with low turnover over time. I look for stocks that can post returns that are stronger than their cost of capital, and shun stocks that are stepping up their capital spending.

Q. WHAT'S YOUR OUTLOOK?

A. Overall, we've had four great years in the market, and it would be optimistic to expect another good year in 1999. Given the high expectations already reflected in the very high valuations in the market, I'm fairly cautious. There are many questions as we enter 1999, and a lot going on. For example, what effect will the Year 2000 computer problem have on demand for technology products? It could be that the continued strength of the U.S. economy through the fourth quarter of 1998 was a result of inventory building. Given the historically high valuations in the market, it's difficult to see how the market might sustain its current strength.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark)FUND FACTS

GOAL: seeks a high total return through a combination of current income and capital appreciation

START DATE: December 31, 1996

SIZE: as of December 31, 1998, more than $1.1 billion

MANAGER: Louis Salemy, since September 1998; manager, Fidelity Growth & Income Portfolio II, since December 1998; Fidelity Select Industrial Materials, 1992 1994; Fidelity Select Medical Delivery Portfolio, 1993 1994; Fidelity Select Regional Banks Portfolio, 1994 1995; Fidelity Select Brokerage and Investment Portfolio, 1995 1997; Fidelity Select Financial Services Portfolio, 1994 1998; Fidelity Advisor Financial Services Fund, 1996 1998; joined Fidelity in 1992

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.3%

                                 SHARES                         VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.5%

SHIP BUILDING & REPAIR - 0.5%

General Dynamics Corp.            104,400                       $ 6,120,450

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.5%

Monsanto Co.                      135,000                        6,412,500

CONSTRUCTION & REAL ESTATE -
2.0%

BUILDING MATERIALS - 0.5%

Masco Corp.                       205,200                        5,899,500

REAL ESTATE INVESTMENT TRUSTS
- 1.5%

Equity Office Properties Trust    244,700                        5,872,800

Equity Residential Properties     147,500                        5,964,531
Trust (SBI)

Public Storage, Inc.              206,800                        5,596,525

                                                                 17,433,856

TOTAL CONSTRUCTION & REAL                                        23,333,356
ESTATE

DURABLES - 0.6%

AUTOS, TIRES, & ACCESSORIES -
0.6%

Federal-Mogul Corp.               115,000                        6,842,500

ENERGY - 5.4%

OIL & GAS - 5.4%

Amoco Corp.                       76,700                         4,525,300

British Petroleum PLC ADR         147,548                        14,017,060

Chevron Corp.                     72,900                         6,046,144

Exxon Corp.                       163,100                        11,926,688

Mobil Corp.                       64,600                         5,628,275

Royal Dutch Petroleum Co.         140,500                        6,726,438
(NY Registry Gilder 1.25)

Texaco, Inc.                      122,100                        6,456,038

Total SA sponsored ADR            154,300                        7,676,425

                                                                 63,002,368

FINANCE - 18.7%

BANKS - 2.8%

Bank of New York Co., Inc.        320,700                        12,908,175

Bank One Corp.                    228,600                        11,672,888

U.S. Bancorp                      224,600                        7,973,300

                                                                 32,554,363

CREDIT & OTHER FINANCE - 10.3%

American Express Co.              217,200                        22,208,700

Associates First Capital          1,105,000                      46,824,375
Corp. Class A

Citigroup, Inc.                   829,550                        41,062,725

Household International, Inc.     244,500                        9,688,313

                                                                 119,784,113

FEDERAL SPONSORED CREDIT - 4.1%

Fannie Mae                        319,500                        23,643,000

Freddie Mac                       361,800                        23,313,488

                                                                 46,956,488



                                 SHARES                         VALUE (NOTE 1)

INSURANCE - 1.5%

American International Group,     115,150                       $ 11,126,369
Inc.

Hartford Financial Services       110,600                        6,069,175
Group, Inc.

                                                                 17,195,544

TOTAL FINANCE                                                    216,490,508

HEALTH - 12.6%

DRUGS & PHARMACEUTICALS - 9.5%

Bristol-Myers Squibb Co.          182,700                        24,447,544

Merck & Co., Inc.                 312,600                        46,167,113

Pfizer, Inc.                      106,500                        13,359,094

Warner-Lambert Co.                350,000                        26,315,625

                                                                 110,289,376

MEDICAL EQUIPMENT & SUPPLIES
- 2.3%

Bard (C.R.), Inc.                 165,300                        8,182,350

Baxter International, Inc.        91,600                         5,891,025

Becton, Dickinson & Co.           138,200                        5,899,413

Johnson & Johnson                 73,100                         6,131,263

                                                                 26,104,051

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Health Management Associates,     435,000                        9,406,875
Inc. Class A (a)

TOTAL HEALTH                                                     145,800,302

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.4%

ELECTRICAL EQUIPMENT - 3.8%

Emerson Electric Co.              92,700                         5,799,544

General Electric Co.              379,100                        38,691,894

                                                                 44,491,438

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Tyco International Ltd.           92,360                         6,967,407

TOTAL INDUSTRIAL MACHINERY &                                     51,458,845
EQUIPMENT

MEDIA & LEISURE - 3.6%

BROADCASTING - 2.4%

CBS Corp.                         475,000                        15,556,250

Chancellor Media Corp. (a)        135,000                        6,463,125

Time Warner, Inc.                 94,583                         5,870,057

                                                                 27,889,432

ENTERTAINMENT - 0.3%

Scientific Games Holdings         200,000                        3,775,000
Corp. (a)

PUBLISHING - 0.4%

Times Mirror Co. Class A          72,400                         4,054,400

RESTAURANTS - 0.5%

Tricon Global Restaurants,        126,000                        6,315,750
Inc. (a)

TOTAL MEDIA & LEISURE                                            42,034,582

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

NONDURABLES - 10.9%

BEVERAGES - 3.7%

Anheuser-Busch Companies,         153,000                       $ 10,040,625
Inc.

Coca-Cola Co. (The)               102,700                        6,868,063

Coors (Adolph) Co. Class B        122,900                        6,936,169

PepsiCo, Inc.                     293,700                        12,023,344

Whitman Corp.                     260,000                        6,597,500

                                                                 42,465,701

FOODS - 1.4%

Bestfoods                         146,400                        7,795,800

Ralston Purina Co.                273,100                        8,841,613

                                                                 16,637,413

HOUSEHOLD PRODUCTS - 2.6%

Clorox Co.                        51,600                         6,027,525

Procter & Gamble Co.              261,200                        23,850,825

                                                                 29,878,350

TOBACCO - 3.2%

Philip Morris Companies, Inc.     700,260                        37,463,910

TOTAL NONDURABLES                                                126,445,374

RETAIL & WHOLESALE - 6.0%

APPAREL STORES - 0.6%

Gap, Inc.                         128,175                        7,209,844

DRUG STORES - 0.5%

CVS Corp.                         110,000                        6,050,000

GENERAL MERCHANDISE STORES -
3.1%

Costco Companies, Inc. (a)        94,600                         6,828,938

Dayton Hudson Corp.               126,700                        6,873,475

Federated Department Stores,      178,900                        7,793,331
Inc. (a)

Wal-Mart Stores, Inc.             172,700                        14,064,256

                                                                 35,560,000

GROCERY STORES - 0.6%

Safeway, Inc. (a)                 114,100                        6,952,969

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.2%

Bed Bath & Beyond, Inc. (a)       209,100                        7,135,538

Home Depot, Inc.                  104,900                        6,418,569

                                                                 13,554,107

TOTAL RETAIL & WHOLESALE                                         69,326,920

SERVICES - 2.5%

ADVERTISING - 2.5%

Omnicom Group, Inc.               385,300                        22,347,400

Outdoor Systems, Inc. (a)         228,100                        6,843,000

                                                                 29,190,400

TECHNOLOGY - 13.0%

COMPUTER SERVICES & SOFTWARE
- 7.9%

Automatic Data Processing,        157,500                        12,629,531
Inc.

Equifax, Inc.                     185,000                        6,324,688



                                 SHARES                         VALUE (NOTE 1)

Galileo International, Inc.       276,900                       $ 12,045,150

IMS Health, Inc.                  97,900                         7,385,331

Microsoft Corp. (a)               382,700                        53,075,699

                                                                 91,460,399

COMPUTERS & OFFICE EQUIPMENT
- 2.9%

EMC Corp. (a)                     75,100                         6,383,500

Lexmark International Group,      63,800                         6,411,900
Inc. (a)

Pitney Bowes, Inc.                211,300                        13,959,006

Xerox Corp.                       60,500                         7,139,000

                                                                 33,893,406

ELECTRONICS - 2.2%

Intel Corp.                       150,000                        17,784,375

Solectron Corp. (a)               84,400                         7,843,925

                                                                 25,628,300

TOTAL TECHNOLOGY                                                 150,982,105

UTILITIES - 9.6%

ELECTRIC UTILITY - 1.1%

Duke Energy Corp.                 96,700                         6,194,844

IPALCO Enterprises, Inc.          112,000                        6,209,000

                                                                 12,403,844

TELEPHONE SERVICES - 8.5%

ALLTEL Corp.                      125,000                        7,476,563

AT&T Corp.                        380,300                        28,617,575

BellSouth Corp.                   142,000                        7,082,250

GTE Corp.                         166,800                        11,248,575

MCI WorldCom, Inc. (a)            348,955                        25,037,521

Qwest Communications              125,600                        6,280,000
International, Inc. (a)

SBC Communications, Inc.          238,000                        12,762,750

                                                                 98,505,234

TOTAL UTILITIES                                                  110,909,078

TOTAL COMMON STOCKS                                              1,048,349,288
(Cost $856,604,786)

CONVERTIBLE PREFERRED STOCKS
- 0.6%



MEDIA & LEISURE - 0.6%

LODGING & GAMING - 0.6%

Station Casinos, Inc. $3.50       159,000                        6,320,250
(Cost $5,417,174)

CASH EQUIVALENTS - 9.1%



Taxable Central Cash Fund (b)     105,855,085                    105,855,085
(Cost $105,855,085)

TOTAL INVESTMENT IN                                              $ 1,160,524,623
SECURITIES - 100%
(Cost $967,877,045)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $981,265,510 and $423,512,917, respectively
(see Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $123,700 for the period (see Note 4 of Notes to Financial Statements).

The fund participated in the interfund lending program as a lender. The maximum loan and average daily balances during the period for which the loans were outstanding amounted to $33,770,000 and $24,425,500, respectively. The weighted average interest rate was 5.67%. Interest earned from the interfund lending program amounted to $7,706 and is included in interest income on the Statement of Operations (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $970,871,018. Net unrealized appreciation aggregated $189,653,605, of which $208,490,719 related to appreciated investment securities and $18,837,114 related to depreciated investment securities.

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                $ 1,160,524,623
value (cost $967,877,045) -
See accompanying schedule

Receivable for investments                   5,530,471
sold

Receivable for fund shares                   3,584,183
sold

Dividends receivable                         1,373,135

Interest receivable                          437,234

Other receivables                            481

 TOTAL ASSETS                                1,171,450,127

LIABILITIES

Payable for investments       $ 10,707,035
purchased

Payable for fund shares        221
redeemed

Accrued management fee         442,776

Distribution fees payable      1,372

Other payables and  accrued    117,241
expenses

 TOTAL LIABILITIES                           11,268,645

NET ASSETS                                  $ 1,160,181,482

Net Assets consist of:

Paid in capital                             $ 948,360,542

Undistributed net investment                 7,652,325
income

Accumulated undistributed                    11,519,952
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  192,648,663
(depreciation) on
investments  and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 1,160,181,482

INITIAL CLASS: NET ASSET                     $16.15
VALUE, offering price   and
redemption price per   share
($1,141,806,297 (divided by)
  70,692,130 shares)

SERVICE CLASS: NET ASSET                     $16.11
VALUE, offering price
and redemption price per
share    ($18,375,185
(divided by) 1,140,485
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 8,840,686
Dividends

Interest                                        3,074,388

 TOTAL INCOME                                   11,915,074

EXPENSES

Management fee                   $ 3,437,849

Transfer agent fees               483,377

Distribution fees - Service       6,375
Class

Accounting fees and expenses      355,446

Non-interested trustees'          2,325
compensation

Custodian fees and expenses       22,935

Audit                             21,188

Legal                             4,845

 Total expenses before            4,334,340
reductions

 Expense reductions               (72,164)      4,262,176

NET INVESTMENT INCOME                           7,652,898

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            11,915,866

 Foreign currency transactions    (2,202)       11,913,664

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            159,409,899

 Assets and liabilities in        1,230         159,411,129
foreign currencies

NET GAIN (LOSS)                                 171,324,793

NET INCREASE (DECREASE) IN                     $ 178,977,691
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 70,025
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             2,139

                                               $ 72,164

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 7,652,898                   $ 1,999,135
income

 Net realized gain (loss)       11,913,664                    8,707,062

 Change in net unrealized       159,411,129                   33,247,866
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     178,977,691                   43,954,063
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   -                             (1,998,716)
From net investment income

 From net realized gain         (2,137,232)                   (6,771,091)

 TOTAL DISTRIBUTIONS            (2,137,232)                   (8,769,807)

Share transactions - net        638,043,127                   309,123,809
increase (decrease)

  TOTAL INCREASE (DECREASE)     814,883,586                   344,308,065
IN NET ASSETS

NET ASSETS

 Beginning of period            345,297,896                   989,831

 End of period (including      $ 1,160,181,482               $ 345,297,896
undistributed net investment
income of $7,652,325 and $0,
respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                 YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS        SHARES                        DOLLARS

Share transactions Initial   49,641,298                   $ 710,748,814   29,294,015                   $ 329,532,628
Class  Sold

  Reinvested                 165,544                       2,137,174      718,814                       8,769,531

  Redeemed                   (6,663,877)                   (91,124,370)   (2,563,665)                   (29,188,626)

  Net increase (decrease)    43,142,965                   $ 621,761,618   27,449,164                   $ 309,113,533

 Service Class A  Sold       1,196,585                    $ 17,082,667    810                          $ 10,000

  Reinvested                 4                             58             22                            276

  Redeemed                   (56,936)                      (801,216)      -                             -

  Net increase (decrease)    1,139,653                    $ 16,281,509    832                          $ 10,276

Distributions From net                                    $ -                                          $ 1,998,653
investment income
  Initial Class

  Service Class                                            -                                            63

  Total                                                   $ -                                          $ 1,998,716

 From net realized gain                                   $ 2,137,174                                  $ 6,770,878
  Initial Class

  Service Class                                            58                                           213

  Total                                                   $ 2,137,232                                  $ 6,771,091

                                                          $ 2,137,232                                  $ 8,769,807

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997       1996 H

Net asset value, beginning of    $ 12.53                   $ 9.90     $ 10.00
period

Income from Investment
Operations

 Net investment income            .15 D                     .13 D      .00

 Net realized and unrealized      3.54                      2.84       (.10)
gain (loss)

 Total from investment            3.69                      2.97       (.10)
operations

Less Distributions

 From net investment income       -                         (.08)      -

 From net realized gain           (.07)                     (.26)      -

 Total distributions              (.07)                     (.34)      -

Net asset value, end of period   $ 16.15                   $ 12.53    $ 9.90

TOTAL RETURN B, C                 29.59%                    30.09%     (1.00)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,141,806               $ 345,287  $ 990
(000 omitted)

Ratio of expenses to average      .61%                      .70%       1.00% A, F
net assets

Ratio of expenses to average      .60% G                    .70%       1.00% A
net assets after expense
reductions

Ratio of net investment           1.08%                     1.14%      3.89% A
income to average net assets

Portfolio turnover                66%                       81%        0% A


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 12.53                   $ 12.35
period

Income from Investment
Operations

 Net investment income D          .15                       .03

 Net realized and unrealized      3.50                      .49
gain (loss)

 Total from investment            3.65                      .52
operations

Less Distributions

 From net investment income       -                         (.08)

 From net realized gain           (.07)                     (.26)

 Total distributions              (.07)                     (.34)

Net asset value, end of period   $ 16.11                   $ 12.53

TOTAL RETURN B, C                 29.27%                    4.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 18,375                  $ 10
(000 omitted)

Ratio of expenses to average      .71%                      .80% A
net assets

Ratio of expenses to average      .70% G                    .80% A
net assets after expense
reductions

Ratio of net investment           1.05%                     1.24% A
income to average net assets

Portfolio turnover                66%                       81%

A ANNUALIZED

B TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

H FOR THE PERIOD DECEMBER 31,
1996 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES).

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total return figures would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1998

VIP II: INDEX 500               28.31%       23.72%        21.16%

S&P 500 (registered trademark)  28.58%       24.06%        21.51%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II:  Index 500          S&P 500
             00157                       SP001
  1992/08/27      10000.00                    10000.00
  1992/08/31      10014.00                    10016.72
  1992/09/30      10130.00                    10134.92
  1992/10/31      10152.00                    10170.39
  1992/11/30      10498.00                    10517.20
  1992/12/31      10630.67                    10646.56
  1993/01/31      10707.47                    10735.99
  1993/02/28      10856.70                    10882.00
  1993/03/31      11095.84                    11111.61
  1993/04/30      10822.25                    10842.71
  1993/05/31      11103.95                    11133.30
  1993/06/30      11132.32                    11165.58
  1993/07/31      11081.66                    11120.92
  1993/08/31      11501.17                    11542.40
  1993/09/30      11407.95                    11453.53
  1993/10/31      11641.01                    11690.62
  1993/11/30      11527.52                    11579.55
  1993/12/31      11666.06                    11719.67
  1994/01/31      12059.53                    12118.14
  1994/02/28      11732.95                    11789.73
  1994/03/31      11223.46                    11275.70
  1994/04/30      11357.65                    11420.03
  1994/05/31      11533.77                    11607.32
  1994/06/30      11252.82                    11322.94
  1994/07/31      11623.93                    11694.33
  1994/08/31      12087.29                    12173.80
  1994/09/30      11793.76                    11875.54
  1994/10/31      12055.84                    12142.74
  1994/11/30      11617.64                    11700.50
  1994/12/31      11787.47                    11874.02
  1995/01/31      12099.87                    12181.91
  1995/02/28      12563.64                    12656.64
  1995/03/31      12931.02                    13030.14
  1995/04/30      13311.22                    13413.88
  1995/05/31      13834.52                    13950.03
  1995/06/30      14148.51                    14274.09
  1995/07/31      14620.55                    14747.42
  1995/08/31      14656.86                    14784.44
  1995/09/30      15269.88                    15408.34
  1995/10/31      15218.62                    15353.33
  1995/11/30      15880.76                    16027.34
  1995/12/31      16171.25                    16336.03
  1996/01/31      16724.46                    16892.11
  1996/02/29      16880.36                    17048.70
  1996/03/31      17054.17                    17212.88
  1996/04/30      17292.62                    17466.59
  1996/05/31      17733.85                    17917.06
  1996/06/30      17809.61                    17985.32
  1996/07/31      17020.75                    17190.73
  1996/08/31      17370.61                    17553.28
  1996/09/30      18342.21                    18541.18
  1996/10/31      18848.06                    19052.55
  1996/11/30      20260.89                    20492.73
  1996/12/31      19844.17                    20086.77
  1997/01/31      21074.26                    21341.79
  1997/02/28      21231.99                    21509.11
  1997/03/31      20349.53                    20625.30
  1997/04/30      21559.17                    21856.63
  1997/05/31      22870.18                    23187.26
  1997/06/30      23874.76                    24226.05
  1997/07/31      25773.31                    26153.72
  1997/08/31      24330.96                    24688.59
  1997/09/30      25646.59                    26040.78
  1997/10/31      24798.69                    25171.02
  1997/11/30      25920.77                    26336.19
  1997/12/31      26358.54                    26788.38
  1998/01/31      26644.25                    27084.66
  1998/02/28      28537.17                    29038.00
  1998/03/31      29981.03                    30525.04
  1998/04/30      30277.94                    30832.12
  1998/05/31      29736.79                    30302.12
  1998/06/30      30950.78                    31532.99
  1998/07/31      30613.17                    31197.16
  1998/08/31      26183.42                    26686.68
  1998/09/30      27866.72                    28396.22
  1998/10/31      30129.49                    30705.97
  1998/11/30      31944.49                    32567.06
  1998/12/31      33821.74                    34443.58
IMATRL PRASUN   SHR__CHT 19981231 19990111 115030 R00000000000080

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Index 500 Portfolio on August 27, 1992, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $33,819 - a 238.19% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,444 - a 244.44% increase.

INVESTMENT SUMMARY

TOP TEN STOCKS AS OF DECEMBER
31, 1998

                               % OF FUND'S INVESTMENTS

Microsoft Corp.                 3.3

General Electric Co.            3.2

Intel Corp.                     1.9

Wal-Mart Stores, Inc.           1.8

Exxon Corp.                     1.7

Merck & Co., Inc.               1.7

International Business          1.6
Machines Corp.

Coca-Cola Co. (The)             1.6

Pfizer, Inc.                    1.6

Cisco Systems, Inc.             1.4

TOP TEN MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

TECHNOLOGY                      18.9

FINANCE                         15.2

HEALTH                          11.7

UTILITIES                       11.0

NONDURABLES                     8.8

RETAIL & WHOLESALE              6.3

ENERGY                          5.5

INDUSTRIAL MACHINERY &          5.3
EQUIPMENT

MEDIA & LEISURE                 4.3

BASIC INDUSTRIES                3.3

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Frank Salerno)

An interview with
Frank Salerno,
Portfolio Manager
of Index 500 Portfolio

Q. HOW DID THE FUND PERFORM, FRANK?

A. The fund's return was slightly lower than the Standard & Poor's 500 Index's return of 28.58% for the 12-month period ending December 31, 1998, primarily due to management fees.

Q. 1998 WAS ONE OF THE MOST VOLATILE YEARS FOR THE MARKET IN RECENT HISTORY. WHAT WAS BEHIND ALL THE UNCERTAINTY?

A. As the U.S. market rallied early in the year, market forecasters raised concerns about the possibility of inflation leading to higher interest rates. Nevertheless, large-cap growth stocks continued to drive performance and produce impressive gains for the S&P 500 index. Despite the overall market strength, investors worried about a wide range of economic and market troubles that caused extreme market turbulence worldwide. For instance, investors were concerned that the difficulties in Asia could have an impact on U.S. earnings. We witnessed emerging markets perform more like submerging markets as Russia effectively defaulted on its debt and devalued the ruble. In addition, Brazil's financial worries helped drive U.S. stock prices lower during the period. Then, during the summer as markets plummeted worldwide, pundits talked about the possibility of deflation and recession. Adding to all the financial concerns, it was a turbulent year for politics as well.

Q. TECHNOLOGY WAS THE LARGEST SECTOR IN THE S&P 500 INDEX. HOW DID THESE STOCKS PERFORM?

A. The sector got off to a choppy start as Intel and Compaq warned of excess inventories. The crisis in Asia and in emerging markets fanned the flames of investor concerns resulting in poor stock performance for many technology issues during August and September. However, by year-end, many of these problems seemed to disappear and the sector was once again led by the large-cap growth stocks such as Microsoft, Intel, Cisco Systems and Lucent Technology. While each of these companies provided strong gains for the index and the fund, the sector received an additional boost from investors' extreme bullishness regarding the future of the Internet.

Q. IT WAS ALSO A VOLATILE PERIOD FOR FINANCIAL STOCKS, WHICH REPRESENT THE SECOND-LARGEST SECTOR IN THE S&P 500 INDEX. HOW DID THESE HOLDINGS FARE?

A. Early in the year, financial stocks were buoyed by takeover speculation amid a number of megamergers, including Travelers Group with Citicorp, NationsBank with BankAmerica, and Norwest with Wells Fargo. On July 17, when the Dow Jones Industrial Average hit a precorrection peak, the Philadelphia Stock Exchange's bank index was up 23% year to date. Then came news of the collapse of Russia's economy and the troubled hedge fund, Long-Term Capital Management. Following these announcements, investors fled financial stocks in droves in the third quarter, fearing a potential global market meltdown. The Federal Reserve came to the rescue in the fourth quarter, causing many investors to believe the sell-off was overdone. Financial stocks were one of the primary beneficiaries.

Q. WHAT AREAS OF THE MARKET WERE DISAPPOINTMENTS?

A. Basic industries such as chemicals, steel, metals and mining, and paper all experienced weakness during the period. Just when I thought these stocks couldn't get any cheaper, they did. Essentially, due to weak demand, the call of deflation echoed in from Asia causing commodity prices to drop even further. Despite some major mergers such as British Petroleum's agreement to acquire Amoco and Exxon's agreement to acquire Mobil, most energy stocks also performed poorly. As demand for oil dried up in Asia, the price of a barrel dropped to a 12-year low.

Q. WHAT'S YOUR OUTLOOK, FRANK?

A. After four straight years of double-digit gains, the big question is whether this bull market can continue. Of course, it's impossible to predict what's ahead for 1999; however, an argument can be made to say that it is time for stock prices to cool off a bit. The price-to-earnings ratio of the S&P 500 is at historically high levels and corporate earnings for many companies have yet to justify these high price multiples. As a result, it is very possible that the market volatility we experienced in 1998 may continue. At the same time, a strong argument also can be made to say the market will continue on its upward path due to the pos- itive economic backdrop in the U.S., characterized by strong consumer spending, low interest rates and nonexistent inflationary pressures.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark) FUND FACTS

GOAL: to provide returns that correspond to those of the S&P 500 index

START DATE: August 27, 1992

SIZE: as of December 31, 1998, more than $3.7 billion

MANAGER: Frank Salerno, since 1997

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.4%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.5%

AEROSPACE & DEFENSE - 1.2%

AlliedSignal, Inc.                211,700                    $ 9,380,956

Boeing Co.                        376,268                     12,275,744

Goodrich (B.F.) Co.               24,800                      889,700

Lockheed Martin Corp.             71,193                      6,033,607

Rockwell International Corp.      72,800                      3,535,350

Textron, Inc.                     55,800                      4,237,313

United Technologies Corp.         79,300                      8,623,875

                                                              44,976,545

DEFENSE ELECTRONICS - 0.2%

Northrop Grumman Corp.            22,800                      1,667,250

Raytheon Co. Class B              128,100                     6,821,325

                                                              8,488,575

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            46,500                      2,726,063

TOTAL AEROSPACE & DEFENSE                                     56,191,183

BASIC INDUSTRIES - 3.3%

CHEMICALS & PLASTICS - 1.8%

Air Products & Chemicals,         79,700                      3,188,000
Inc.

Ashland, Inc.                     23,200                      1,122,300

Avery Dennison Corp.              47,700                      2,149,481

Dow Chemical Co.                  84,000                      7,638,750

du Pont (E.I.) de Nemours &       412,800                     21,904,200
Co.

Eastman Chemical Co.              27,175                      1,216,081

Engelhard Corp.                   48,000                      936,000

FMC Corp. (a)                     11,800                      660,800

Great Lakes Chemical Corp.        20,200                      808,000

Hercules, Inc.                    36,900                      1,010,138

Monsanto Co.                      227,800                     10,820,500

Morton International, Inc.        48,500                      1,188,250

Nalco Chemical Co.                23,100                      716,100

PPG Industries, Inc.              63,800                      3,716,350

Praxair, Inc.                     57,700                      2,033,925

Raychem Corp.                     31,500                      1,017,844

Rohm & Haas Co.                   61,500                      1,852,688

Sealed Air Corp. (a)              31,960                      1,631,958

Union Carbide Corp.               54,700                      2,324,750

W.R. Grace & Co.                  26,200                      411,013

                                                              66,347,128

IRON & STEEL - 0.1%

Aeroquip-Vickers, Inc.            9,700                       290,394

Allegheny Teledyne, Inc.          63,084                      1,289,279

Bethlehem Steel Corp. (a)         44,200                      370,175

Nucor Corp.                       34,200                      1,479,150

USX-U.S. Steel Group              41,500                      954,500

Worthington Industries, Inc.      23,750                      296,875

                                                              4,680,373



                                 SHARES                      VALUE (NOTE 1)

METALS & MINING - 0.3%

Alcan Aluminium Ltd.              78,957                     $ 2,140,944

Aluminum Co. of America           71,700                      5,346,131

ASARCO, Inc.                      18,600                      280,163

Cyprus Amax Minerals Co.          43,050                      430,500

Freeport-McMoRan Copper &         45,600                      475,950
Gold, Inc. Class B

Inco Ltd.                         47,336                      501,041

Phelps Dodge Corp.                20,700                      1,053,113

Reynolds Metals Co.               25,800                      1,359,338

                                                              11,587,180

PACKAGING & CONTAINERS - 0.2%

Ball Corp.                        7,430                       339,923

Bemis Co., Inc.                   16,300                      618,381

Corning, Inc.                     88,600                      3,987,000

Crown Cork & Seal Co., Inc.       47,900                      1,475,919

Owens-Illinois, Inc. (a)          55,900                      1,711,938

Tupperware Corp.                  21,700                      356,694

                                                              8,489,855

PAPER & FOREST PRODUCTS - 0.9%

Boise Cascade Corp.               14,900                      461,900

Champion International Corp.      38,600                      1,563,300

Fort James Corp.                  77,900                      3,116,000

Georgia-Pacific Corp.             35,000                      2,049,688

International Paper Co.           106,300                     4,763,569

Kimberly-Clark Corp.              199,132                     10,852,694

Louisiana-Pacific Corp.           48,900                      895,481

Mead Corp.                        45,700                      1,339,581

Potlatch Corp.                    9,900                       365,063

Temple-Inland, Inc.               19,000                      1,126,938

Union Camp Corp.                  28,700                      1,937,250

Westvaco Corp.                    34,950                      937,097

Weyerhaeuser Co.                  72,700                      3,694,069

Willamette Industries, Inc.       33,500                      1,122,250

                                                              34,224,880

TOTAL BASIC INDUSTRIES                                        125,329,416

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.3%

Armstrong World Industries,       13,300                      802,156
Inc.

Crane Co.                         24,600                      742,612

Fortune Brands, Inc.              61,600                      1,948,100

Masco Corp.                       129,900                     3,734,625

Owens-Corning                     18,200                      644,963

Sherwin-Williams Co.              70,800                      2,079,750

                                                              9,952,206

CONSTRUCTION - 0.1%

Centex Corp.                      21,000                      946,313

Fleetwood Enterprises, Inc.       13,000                      451,750

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

Kaufman & Broad Home Corp.        14,500                     $ 416,875

Pulte Corp.                       15,600                      433,875

                                                              2,248,813

ENGINEERING - 0.0%

EG & G, Inc.                      17,900                      497,844

Fluor Corp.                       25,900                      1,102,369

Foster Wheeler Corp.              14,100                      185,944

                                                              1,786,157

TOTAL CONSTRUCTION & REAL                                     13,987,176
ESTATE

DURABLES - 2.4%

AUTOS, TIRES, & ACCESSORIES -
1.7%

AutoZone, Inc. (a)                51,550                      1,697,928

Cooper Tire & Rubber Co.          27,300                      557,944

Cummins Engine Co., Inc.          14,200                      504,100

Dana Corp.                        64,866                      2,651,398

Danaher Corp.                     48,000                      2,607,000

Eaton Corp.                       28,300                      2,000,456

Ford Motor Co.                    418,600                     24,566,588

General Motors Corp.              240,478                     17,209,207

Genuine Parts Co.                 64,550                      2,158,391

Goodyear Tire & Rubber Co.        57,200                      2,885,025

ITT Industries, Inc.              39,500                      1,570,125

Johnson Controls, Inc.            26,400                      1,557,600

NACCO Industries, Inc. Class A    2,400                       220,800

Navistar International Corp.      18,270                      520,695
(a)

PACCAR, Inc.                      26,590                      1,093,514

Pep Boys-Manny, Moe & Jack        19,700                      309,044

Snap-On, Inc.                     25,200                      877,275

TRW, Inc.                         48,500                      2,725,094

                                                              65,712,184

CONSUMER DURABLES - 0.3%

Minnesota Mining &                150,400                     10,697,200
Manufacturing Co.

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.              37,500                      2,102,344

Maytag Corp.                      33,300                      2,072,925

Newell Co.                        66,800                      2,755,500

Whirlpool Corp.                   29,100                      1,611,413

                                                              8,542,182

TEXTILES & APPAREL - 0.2%

Fruit of the Loom, Inc. Class     22,700                      313,544
A (a)

Liz Claiborne, Inc.               21,900                      691,219

NIKE, Inc. Class B                71,800                      2,912,388

Reebok International Ltd. (a)     15,700                      233,538

Russell Corp.                     12,400                      251,875



                                 SHARES                      VALUE (NOTE 1)

Springs Industries, Inc.          4,200                      $ 174,038
Class A

VF Corp.                          41,400                      1,940,625

                                                              6,517,227

TOTAL DURABLES                                                91,468,793

ENERGY - 5.5%

ENERGY SERVICES - 0.5%

Baker Hughes, Inc.                111,130                     1,965,612

Halliburton Co.                   168,600                     4,994,775

Helmerich & Payne, Inc.           20,800                      403,000

McDermott International, Inc.     20,800                      513,500

Rowan Companies, Inc. (a)         30,400                      304,000

Schlumberger Ltd.                 202,600                     9,344,925

                                                              17,525,812

OIL & GAS - 5.0%

Amerada Hess Corp.                32,700                      1,626,825

Amoco Corp.                       8,400                       495,600

Anadarko Petroleum Corp.          41,000                      1,265,875

Apache Corp.                      33,900                      858,094

Atlantic Richfield Co.            119,100                     7,771,275

Burlington Resources, Inc.        68,057                      2,437,291

Chevron Corp.                     237,700                     19,714,244

Coastal Corp. (The)               73,800                      2,578,388

Exxon Corp.                       885,900                     64,781,438

Kerr-McGee Corp.                  17,900                      684,675

Mobil Corp.                       289,300                     25,205,263

Occidental Petroleum Corp.        123,300                     2,080,688

Oryx Energy Co. (a)               36,000                      483,750

Phillips Petroleum Co.            85,700                      3,652,963

Royal Dutch Petroleum Co. (NY     794,275                     38,025,916
Registry Gilder 1.25)

Sunoco, Inc.                      30,200                      1,089,088

Texaco, Inc.                      202,700                     10,717,763

Union Pacific Resources           88,412                      801,234
Group, Inc.

Unocal Corp.                      88,650                      2,587,472

USX-Marathon Group                105,900                     3,190,238

                                                              190,048,080

TOTAL ENERGY                                                  207,573,892

FINANCE - 15.2%

BANKS - 6.7%

Bank of New York Co., Inc.        287,400                     11,567,850

Bank One Corp.                    430,299                     21,972,143

BankAmerica Corp.                 644,440                     38,746,955

BankBoston Corp.                  113,382                     4,414,812

Bankers Trust Corp.               13,100                      1,119,231

BB&T Corp.                        95,900                      3,865,969

Capital One Financial Corp.       25,600                      2,944,000

Chase Manhattan Corp.             310,746                     21,150,150

Comerica, Inc.                    56,100                      3,825,319

Fifth Third Bancorp               102,225                     7,289,920

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

First Union Corp.                 371,045                    $ 22,564,174

Firstar Corp.                     62,100                      5,790,725

Huntington Bancshares, Inc.       63,159                      1,898,717

KeyCorp                           148,914                     4,765,248

Mellon Bank Corp.                 97,300                      6,689,375

Mercantile Bancorp., Inc.         46,000                      2,121,750

Morgan (JP) & Co., Inc.           67,200                      7,060,200

National City Corp.               128,421                     9,310,523

Northern Trust Corp.              43,000                      3,754,438

PNC Financial Corp.               117,000                     6,332,625

Regions Financial Corp.           72,000                      2,902,500

Republic of New York Corp.        37,300                      1,699,481

State Street Corp.                55,300                      3,846,806

Summit Bancorp                    73,600                      3,215,400

SunTrust Banks, Inc.              120,200                     9,195,300

Synovus Finanical Corp.           83,700                      2,040,188

U.S. Bancorp                      276,551                     9,817,561

Union Planters Corp.              53,400                      2,419,688

Wachovia Corp.                    69,700                      6,094,394

Wells Fargo & Co.                 605,200                     24,170,175

                                                              252,585,617

CREDIT & OTHER FINANCE - 2.7%

American Express Co.              164,079                     16,777,078

Associates First Capital          252,948                     10,718,672
Corp. Class A

Citigroup, Inc.                   830,486                     41,109,057

Countrywide Credit                46,300                      2,323,681
Industries, Inc.

Fleet Financial Group, Inc.       218,748                     9,775,301

Household International, Inc.     181,382                     7,187,262

MBNA Corp.                        266,725                     6,651,455

Providian Financial Corp.         54,900                      4,117,500

Transamerica Corp.                21,629                      2,498,150

                                                              101,158,156

FEDERAL SPONSORED CREDIT - 1.2%

Fannie Mae                        368,700                     27,283,800

Freddie Mac                       252,800                     16,289,800

SLM Holding Corp.                 60,800                      2,918,400

                                                              46,492,000

INSURANCE - 3.3%

Aetna, Inc.                       52,200                      4,104,225

Allstate Corp.                    301,442                     11,643,197

American General Corp.            91,552                      7,141,056

American International Group,     380,343                     36,750,642
Inc.

Aon Corp.                         62,350                      3,452,631

Chubb Corp. (The)                 62,200                      4,035,225

CIGNA Corp.                       77,700                      6,007,181

Cincinnati Financial Corp.        56,600                      2,072,975

Conseco, Inc.                     120,016                     3,667,989

General Re Corp.                  1,400                       343,000

Hartford Financial Services       86,600                      4,752,175
Group, Inc.

Jefferson-Pilot Corp.             36,800                      2,760,000



                                 SHARES                      VALUE (NOTE 1)

Lincoln National Corp.            40,900                     $ 3,346,131

Loews Corp.                       38,800                      3,812,100

Marsh & McLennan Companies,       96,050                      5,612,922
Inc.

MBIA, Inc.                        33,800                      2,216,013

MGIC Investment Corp.             40,500                      1,612,406

Progressive Corp.                 26,700                      4,522,313

Provident Companies, Inc.         46,100                      1,913,150

SAFECO Corp.                      51,100                      2,194,106

St. Paul Companies, Inc. (The)    92,392                      3,210,622

SunAmerica, Inc.                  76,500                      6,206,063

Torchmark Corp.                   47,400                      1,673,813

UNUM Corp.                        55,600                      3,245,650

                                                              126,295,585

SAVINGS & LOANS - 0.3%

Golden West Financial Corp.       16,500                      1,512,844

Washington Mutual, Inc.           222,162                     8,483,811

                                                              9,996,655

SECURITIES INDUSTRY - 1.0%

Bear Stearns Companies, Inc.      43,800                      1,637,025

Franklin Resources, Inc.          96,900                      3,100,800

Lehman Brothers Holdings,         44,400                      1,956,375
Inc.

Merrill Lynch & Co., Inc.         126,000                     8,410,500

Morgan Stanley, Dean Witter &     215,156                     15,276,076
Co.

Schwab (Charles) Corp.            152,050                     8,543,309

                                                              38,924,085

TOTAL FINANCE                                                 575,452,098

HEALTH - 11.7%

DRUGS & PHARMACEUTICALS - 8.3%

Allergan, Inc.                    27,400                      1,774,150

ALZA Corp. Class A. (a)           35,300                      1,844,425

American Home Products Corp.      489,800                     27,581,863

Amgen, Inc. (a)                   95,100                      9,943,894

Bristol-Myers Squibb Co.          367,600                     49,189,475

Lilly (Eli) & Co.                 398,992                     35,460,414

Merck & Co., Inc.                 433,900                     64,081,606

Pfizer, Inc.                      472,400                     59,256,675

Pharmacia & Upjohn, Inc.          190,260                     10,773,473

Schering-Plough Corp.             531,900                     29,387,475

Sigma-Aldrich Corp.               34,400                      1,010,500

Warner-Lambert Co.                302,100                     22,714,144

                                                              313,018,094

MEDICAL EQUIPMENT & SUPPLIES
- 3.0%

Abbott Laboratories               545,900                     26,749,100

Bard (C.R.), Inc.                 19,800                      980,100

Bausch & Lomb, Inc.               18,700                      1,122,000

Baxter International, Inc.        106,800                     6,868,575

Becton, Dickinson & Co.           96,300                      4,110,806

Biomet, Inc.                      47,400                      1,907,850

Boston Scientific Corp. (a)       131,400                     3,523,163

Cardinal Health, Inc.             77,550                      5,884,106

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Guidant Corp.                     54,400                     $ 5,997,600

Johnson & Johnson                 490,400                     41,132,300

Mallinckrodt, Inc.                24,900                      767,231

Medtronic, Inc.                   165,500                     12,288,375

Millipore Corp.                   15,000                      426,563

Pall Corp.                        43,700                      1,106,156

St. Jude Medical, Inc. (a)        24,829                      687,453

U.S. Surgical Corp. rights        2                           0
6/30/00 (a)

                                                              113,551,378

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Columbia/HCA Healthcare Corp.     231,712                     5,734,872

HCR Manor Care, Inc. (a)          37,500                      1,101,563

HEALTHSOUTH Corp. (a)             166,500                     2,570,344

Humana, Inc. (a)                  58,700                      1,045,594

Tenet Healthcare Corp. (a)        107,600                     2,824,500

United HealthCare Corp.           73,000                      3,143,563

                                                              16,420,436

TOTAL HEALTH                                                  442,989,908

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.3%

ELECTRICAL EQUIPMENT - 3.7%

Emerson Electric Co.              166,200                     10,397,888

General Electric Co.              1,195,500                   122,015,719

General Instrument Corp. (a)      56,700                      1,924,256

Grainger (W.W.), Inc.             33,900                      1,411,088

Harris Corp.                      27,000                      988,875

Honeywell, Inc.                   45,400                      3,419,188

Scientific-Atlanta, Inc.          26,700                      609,094

                                                              140,766,108

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.3%

Briggs & Stratton Corp.           8,300                       413,963

Case Corp.                        33,600                      732,900

Caterpillar, Inc.                 138,200                     6,357,200

Cooper Industries, Inc.           46,846                      2,233,969

Deere & Co.                       96,200                      3,186,625

Dover Corp.                       79,100                      2,897,038

Harnischfeger Industries,         14,700                      149,756
Inc.

Illinois Tool Works, Inc.         91,700                      5,318,600

Ingersoll-Rand Co.                60,800                      2,853,800

Milacron, Inc.                    10,400                      200,200

Parker-Hannifin Corp.             36,025                      1,179,819

Stanley Works                     29,900                      829,725

Tenneco, Inc.                     62,500                      2,128,906

Timken Co.                        17,984                      339,448

Tyco International Ltd.           240,859                     18,169,801

                                                              46,991,750



                                 SHARES                      VALUE (NOTE 1)

POLLUTION CONTROL - 0.3%

Browning-Ferris Industries,       59,600                     $ 1,694,875
Inc.

Waste Management, Inc.            212,709                     9,917,557

                                                              11,612,432

TOTAL INDUSTRIAL MACHINERY &                                  199,370,290
EQUIPMENT

MEDIA & LEISURE - 4.3%

BROADCASTING - 1.7%

CBS Corp.                         263,750                     8,637,813

Clear Channel Communications,     92,600                      5,046,700
Inc. (a)

Comcast Corp. Class A             124,250                     7,291,922
(special)

MediaOne Group, Inc.              225,100                     10,579,700

Tele-Communications, Inc.         168,700                     9,331,219
(TCI Group) Series A (a)

Time Warner, Inc.                 398,440                     24,728,182

                                                              65,615,536

ENTERTAINMENT - 1.1%

Carnival Corp.                    209,600                     10,060,800

Disney (Walt) Co.                 754,300                     22,629,000

King World Productions, Inc.      21,900                      644,681
(a)

Viacom, Inc. Class B              105,300                     7,792,200
(non-vtg.) (a)

                                                              41,126,681

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   28,500                      705,375

Hasbro, Inc.                      48,050                      1,735,806

Mattel, Inc.                      110,076                     2,511,109

                                                              4,952,290

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc.      33,600                      527,100
(a)

Hilton Hotels Corp.               102,900                     1,967,963

Mirage Resorts, Inc. (a)          67,200                      1,003,800

                                                              3,498,863

PUBLISHING - 0.6%

American Greetings Corp.          25,000                      1,026,563
Class A

Dow Jones & Co., Inc.             25,900                      1,246,438

Gannet, Inc.                      107,400                     7,108,538

Harcourt General, Inc.            18,700                      994,606

Knight-Ridder, Inc.               26,400                      1,349,700

McGraw-Hill Companies, Inc.       39,200                      3,993,500

Meredith Corp.                    15,000                      568,125

New York Times Co. (The)          62,700                      2,174,906
Class A

Times Mirror Co. Class A          23,600                      1,321,600

Tribune Co.                       41,300                      2,725,800

                                                              22,509,776

RESTAURANTS - 0.7%

Darden Restaurants, Inc.          47,900                      862,200

Marriott International, Inc.      78,400                      2,273,600
Class A

McDonald's Corp.                  252,100                     19,317,163

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Tricon Global Restaurants,        58,810                     $ 2,947,851
Inc. (a)

Wendy's International, Inc.       43,700                      953,206

                                                              26,354,020

TOTAL MEDIA & LEISURE                                         164,057,166

NONDURABLES - 8.8%

AGRICULTURE - 0.1%

Pioneer Hi-Bred                   71,300                      1,925,100
International, Inc.

BEVERAGES - 2.8%

Anheuser-Busch Companies,         175,900                     11,543,438
Inc.

Brown-Forman Corp. Class B        16,100                      1,218,569

Coca-Cola Co. (The)               895,300                     59,873,188

Coca-Cola Enterprises, Inc.       148,700                     5,316,025

Coors (Adolph) Co. Class B        12,300                      694,181

PepsiCo, Inc.                     542,900                     22,224,969

Seagram Co. Ltd.                  136,000                     5,176,086

                                                              106,046,456

FOODS - 1.7%

Archer-Daniels-Midland Co.        217,170                     3,732,609

Bestfoods                         105,000                     5,591,250

Campbell Soup Co.                 169,200                     9,306,000

ConAgra, Inc.                     177,100                     5,578,650

General Mills, Inc.               60,600                      4,711,650

Heinz (H.J.) Co.                  132,950                     7,528,294

Hershey Foods Corp.               41,400                      2,574,563

Kellogg Co.                       136,500                     4,658,063

Quaker Oats Co.                   51,200                      3,046,400

Ralston Purina Co.                109,600                     3,548,300

Sara Lee Corp.                    341,000                     9,611,938

Sysco Corp.                       121,900                     3,344,631

Wrigley (Wm.) Jr. Co.             31,900                      2,857,044

                                                              66,089,392

HOUSEHOLD PRODUCTS - 2.8%

Alberto-Culver Co. Class B        12,800                      341,600

Avon Products, Inc.               101,900                     4,509,075

Clorox Co.                        37,700                      4,403,831

Colgate-Palmolive Co.             102,500                     9,519,688

Gillette Co.                      415,300                     20,064,181

International Flavors &           43,200                      1,908,900
Fragrances, Inc.

Procter & Gamble Co.              481,000                     43,921,313

Rubbermaid, Inc.                  62,300                      1,958,556

Unilever NV (NY shares)           231,000                     19,158,563

                                                              105,785,707

TOBACCO - 1.4%

Philip Morris Companies, Inc.     892,500                     47,748,750



                                 SHARES                      VALUE (NOTE 1)

RJR Nabisco Holdings Corp.        128,500                    $ 3,814,844

UST, Inc.                         63,100                      2,200,613

                                                              53,764,207

TOTAL NONDURABLES                                             333,610,862

PRECIOUS METALS - 0.2%

Barrick Gold Corp.                154,000                     2,998,497

Battle Mountain Gold Co.          58,000                      239,250

Homestake Mining Co.              71,800                      659,663

Newmont Mining Corp.              73,865                      1,334,187

Placer Dome, Inc.                 69,700                      796,962

                                                              6,028,559

RETAIL & WHOLESALE - 6.3%

APPAREL STORES - 0.5%

Gap, Inc.                         210,450                     11,837,813

Limited, Inc. (The)               85,289                      2,484,042

TJX Companies, Inc.               118,300                     3,430,700

                                                              17,752,555

DRUG STORES - 0.6%

CVS Corp.                         143,100                     7,870,500

Longs Drug Stores Corp.           13,300                      498,750

Rite Aid Corp.                    99,800                      4,946,338

Walgreen Co.                      177,100                     10,371,419

                                                              23,687,007

GENERAL MERCHANDISE STORES -
3.0%

Consolidated Stores Corp. (a)     39,900                      805,481

Costco Companies, Inc. (a)        84,039                      6,066,565

Dayton Hudson Corp.               167,500                     9,086,875

Dillards, Inc. Class A            35,900                      1,018,663

Dollar General Corp.              82,975                      1,960,284

Federated Department Stores,      71,200                      3,101,650
Inc. (a)

K mart Corp. (a)                  164,300                     2,515,844

Kohls Corp. (a)                   59,800                      3,673,963

May Department Stores Co.         82,100                      4,956,788
(The)

Nordstrom, Inc.                   59,900                      2,077,781

Penney (J.C.) Co., Inc.           97,900                      4,589,063

Sears, Roebuck & Co.              132,100                     5,614,250

Wal-Mart Stores, Inc.             821,400                     66,892,763

                                                              112,359,970

GROCERY STORES - 0.9%

Albertson's, Inc.                 93,300                      5,942,044

American Stores Co.               95,100                      3,512,756

Great Atlantic & Pacific Tea,     13,300                      394,013
Inc.

Kroger Co. (a)                    99,700                      6,031,850

Meyer (Fred), Inc. (a)            58,700                      3,536,675

Safeway, Inc. (a)                 180,800                     11,017,500

Supervalu, Inc.                   42,000                      1,176,000

Winn-Dixie Stores, Inc.           46,700                      2,095,663

                                                              33,706,501

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Circuit City Stores, Inc. -       33,800                     $ 1,687,888
Circuit City Group

Home Depot, Inc.                  532,900                     32,606,819

IKON Office Solutions, Inc.       46,900                      401,581

Lowe's Companies, Inc.            133,200                     6,818,175

Staples, Inc. (a)                 120,700                     5,273,081

Tandy Corp.                       36,300                      1,495,106

Toys R Us, Inc. (a)               99,000                      1,670,625

                                                              49,953,275

TOTAL RETAIL & WHOLESALE                                      237,459,308

SERVICES - 0.7%

ADVERTISING - 0.2%

Interpublic Group of              44,550                      3,552,863
Companies, Inc.

Omnicom Group, Inc.               57,400                      3,329,200

                                                              6,882,063

LEASING & RENTAL - 0.0%

Ryder Systems, Inc.               33,600                      873,600

PRINTING - 0.1%

Deluxe Corp.                      34,200                      1,250,438

Donnelley (R.R.) & Sons Co.       45,800                      2,006,613

Moore Corp. Ltd.                  21,500                      235,299

                                                              3,492,350

SERVICES - 0.4%

Block (H&R), Inc.                 38,500                      1,732,500

Cendant Corp. (a)                 315,772                     6,019,404

Dun & Bradstreet Corp.            58,500                      1,846,406

Ecolab, Inc.                      35,600                      1,288,275

Jostens, Inc.                     9,400                       246,163

National Service Industries,      15,200                      577,600
Inc.

Service Corp. International       102,800                     3,912,825

                                                              15,623,173

TOTAL SERVICES                                                26,871,186

TECHNOLOGY - 18.9%

COMMUNICATIONS EQUIPMENT - 3.6%

3Com Corp. (a)                    127,900                     5,731,519

Andrew Corp. (a)                  30,412                      501,798

Ascend Communications, Inc.       75,800                      4,983,850
(a)

Cabletron Systems, Inc. (a)       48,900                      409,538

Cisco Systems, Inc. (a)           577,675                     53,615,461

Lucent Technologies, Inc.         480,268                     52,829,480

Northern Telecom Ltd.             243,220                     12,172,919

Tellabs, Inc. (a)                 74,000                      5,073,625

                                                              135,318,190

COMPUTER SERVICES & SOFTWARE
- 6.3%

Adobe Systems, Inc.               27,200                      1,271,600

America Online, Inc.              170,900                     27,344,000



                                 SHARES                      VALUE (NOTE 1)

Autodesk, Inc.                    22,400                     $ 956,200

Automatic Data Processing,        107,500                     8,620,156
Inc.

BMC Software, Inc.                80,400                      3,582,825

Ceridian Corp. (a)                22,400                      1,563,800

Computer Associates               200,212                     8,534,037
International, Inc.

Computer Sciences Corp.           59,100                      3,808,256

Compuware Corp. (a)               68,400                      5,343,750

Electronic Data Systems Corp.     173,000                     8,693,250

Equifax, Inc.                     47,100                      1,610,231

First Data Corp.                  163,100                     5,168,231

HBO & Co.                         179,800                     5,158,013

IMS Health, Inc.                  62,600                      4,722,388

Microsoft Corp. (a)               911,100                     126,358,181

Novell, Inc. (a)                  140,200                     2,541,125

Oracle Corp. (a)                  359,350                     15,496,969

Parametric Technology Corp.       107,200                     1,755,400
(a)

Paychex, Inc.                     61,800                      3,178,838

PeopleSoft, Inc. (a)              87,300                      1,653,244

Shared Medical Systems Corp.      8,300                       413,963

                                                              237,774,457

COMPUTERS & OFFICE EQUIPMENT
- 5.5%

Apple Computer, Inc. (a)          50,100                      2,050,969

Compaq Computer Corp.             628,062                     26,339,350

Data General Corp. (a)            16,800                      276,150

Dell Computer Corp. (a)           463,800                     33,944,363

EMC Corp. (a)                     185,000                     15,725,000

Gateway 2000, Inc. (a)            52,200                      2,671,988

Hewlett-Packard Co.               385,400                     26,327,638

International Business            336,000                     62,076,000
Machines Corp.

Pitney Bowes, Inc.                102,100                     6,744,981

Seagate Technology, Inc. (a)      89,700                      2,713,425

Silicon Graphics, Inc. (a)        78,100                      1,005,538

Sun Microsystems, Inc. (a)        143,000                     12,244,375

Unisys Corp. (a)                  82,700                      2,847,981

Xerox Corp.                       122,400                     14,443,200

                                                              209,410,958

ELECTRONIC INSTRUMENTS - 0.3%

Applied Materials, Inc. (a)       128,900                     5,502,419

KLA-Tencor Corp. (a)              34,200                      1,483,425

Perkin-Elmer Corp.                20,500                      2,000,031

Tektronix, Inc.                   16,250                      488,516

Thermo Electron Corp. (a)         50,700                      858,731

                                                              10,333,122

ELECTRONICS - 3.0%

Advanced Micro Devices, Inc.      48,000                      1,389,000
(a)

AMP, Inc.                         85,158                      4,433,538

Intel Corp.                       608,300                     72,121,569

LSI Logic Corp. (a)               43,700                      704,663

Micron Technology, Inc. (a)       83,900                      4,242,194

Motorola, Inc.                    220,400                     13,458,175

National Semiconductor Corp.      68,100                      919,350
(a)

Solectron Corp. (a)               44,800                      4,163,600

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Texas Instruments, Inc.           141,200                    $ 12,081,425

Thomas & Betts Corp.              17,300                      749,306

                                                              114,262,820

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 118,400                     8,524,800

Polaroid Corp.                    15,400                      287,788

                                                              8,812,588

TOTAL TECHNOLOGY                                              715,912,135

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.3%

AMR Corp. (a)                     67,000                      3,978,125

Delta Air Lines, Inc.             51,400                      2,672,800

Southwest Airlines Co.            114,750                     2,574,703

US Airways Group, Inc. (a)        30,400                      1,580,800

                                                              10,806,428

RAILROADS - 0.5%

Burlington Northern Santa Fe      182,354                     6,154,448
Corp.

CSX Corp.                         84,938                      3,524,927

Norfolk Southern Corp.            127,900                     4,052,831

Union Pacific Corp.               89,200                      4,019,575

                                                              17,751,781

TRUCKING & FREIGHT - 0.1%

FDX Corp. (a)                     58,620                      5,217,180

Laidlaw, Inc.                     108,500                     1,095,279

                                                              6,312,459

TOTAL TRANSPORTATION                                          34,870,668

UTILITIES - 11.0%

CELLULAR - 0.4%

AirTouch Communications, Inc.     203,500                     14,677,438
(a)

Nextel Communications, Inc.       101,300                     2,393,213
Class A (a)

                                                              17,070,651

ELECTRIC UTILITY - 2.4%

AES Corp. (a)                     67,500                      3,197,813

Ameren Corp.                      44,400                      1,895,325

American Electric Power Co.,      76,700                      3,609,694
Inc.

Baltimore Gas & Electric Co.      45,200                      1,395,550

Carolina Power & Light Co.        43,600                      2,051,925

Central & South West Corp.        81,262                      2,229,626

CINergy Corp.                     47,413                      1,629,822

Consolidated Edison, Inc.         82,100                      4,341,038

Dominion Resources, Inc.          80,400                      3,758,700

DTE Energy Co.                    52,600                      2,255,225

Duke Energy Corp.                 140,907                     9,026,855

Edison International              123,100                     3,431,413

Entergy Corp.                     101,500                     3,159,188

FirstEnergy Corp.                 75,800                      2,468,238



                                 SHARES                      VALUE (NOTE 1)

FPL Group, Inc.                   74,100                     $ 4,566,413

GPU, Inc.                         36,000                      1,590,750

Houston Industries, Inc.          92,922                      2,985,119

New Century Energies, Inc.        39,000                      1,901,250

Niagara Mohawk Power Corp. (a)    41,900                      675,638

Northern States Power Co.         34,000                      943,500

PacifiCorp                        132,400                     2,788,675

PECO Energy Co.                   87,800                      3,654,675

PG&E Corp.                        148,200                     4,668,300

PP&L Resources, Inc.              38,940                      1,085,453

Public Service Enterprise         85,800                      3,432,000
Group, Inc.

Southern Co.                      261,500                     7,599,844

Texas Utilities Co.               114,000                     5,322,375

Unicom Corp.                      86,500                      3,335,656

                                                              89,000,060

GAS - 0.6%

Columbia Gas System, Inc.         29,700                      1,715,175

Consolidated Natural Gas Co.      34,500                      1,863,000

Eastern Enterprises Co.           11,200                      490,000

Enron Corp.                       127,700                     7,286,881

NICOR, Inc.                       17,400                      735,150

ONEOK, Inc.                       11,006                      397,592

Peoples Energy Corp.              12,200                      486,475

Sempra Energy                     80,256                      2,036,496

Sonat, Inc.                       37,700                      1,020,256

Williams Companies, Inc.          162,700                     5,074,206

                                                              21,105,231

TELEPHONE SERVICES - 7.6%

ALLTEL Corp.                      107,700                     6,441,806

Ameritech Corp.                   402,000                     25,476,750

AT&T Corp.                        644,400                     48,491,100

Bell Atlantic Corp.               568,178                     32,279,613

BellSouth Corp.                   718,800                     35,850,150

Frontier Corp.                    63,000                      2,142,000

GTE Corp.                         361,300                     24,365,169

MCI WorldCom, Inc. (a)            667,670                     47,905,323

SBC Communications, Inc.          710,948                     38,124,587

Sprint Corp.:

(FON Group)                       122,700                     10,322,138

Series 1 (PCS Group) (a)          174,150                     4,027,219

U.S. WEST, Inc.                   191,692                     12,388,096

                                                              287,813,951

TOTAL UTILITIES                                               414,989,893

TOTAL COMMON STOCKS                                           3,646,162,533
(Cost $2,595,598,765)


U.S. TREASURY OBLIGATIONS -
3.6%

                                                    PRINCIPAL AMOUNT                         VALUE (NOTE 1)

U.S. Treasury Bills, yield at                       $ 137,720,000                            $ 137,081,948
date  of purchase 4.33% to
4.62% 1/14/99 to 4/1/99 (b)
(Cost $137,005,951)

TOTAL INVESTMENT IN                                                                          $ 3,783,244,481
SECURITIES - 100%
(Cost $2,732,604,716)

FUTURES CONTRACTS

                               EXPIRATION DATE      UNDERLYING FACE AMOUNT                   UNREALIZED GAIN/(LOSS)

PURCHASED

358 S&P 500 Stock Index        Mar. 1999            $ 111,472,250                            $ 6,109,787
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 2.9%

LEGEND

(a) Non-income producing

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,778,450.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,171,261,429 and $100,210,531, respectively (see Note 3 of Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $1,461,156,016 and $1,533,508,700, respectively (see Note 3 of Notes to Financial Statements).

The fund participated in the security lending program. At period end, the value of the securities loaned amounted to $77,907,447. The fund received cash collateral of $79,929,339. The cash collateral was invested in the Bankers Trust Institutional Daily Asset Fund (see Note 7 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $5,448,000. The weighted average interest rate was 5.85% (see Note 8 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $2,738,674,618. Net unrealized appreciation aggregated $1,044,569,863, of which $1,150,039,794 related to appreciated investment securities and $105,469,931 related to depreciated investment securities.

The fund hereby designates approximately $32,767,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 3,783,244,481
value  (cost $2,732,604,716)
-  See accompanying schedule

Cash                                          317,915

Receivable for investments                    20,957,001
sold

Receivable for fund shares                    12,598,128
sold

Dividends receivable                          3,804,725

Interest receivable                           37,722

Receivable for daily                          232,360
variation on futures
contracts

Investment of cash collateral                 79,929,339
 received for securities
loaned

 TOTAL ASSETS                                 3,901,121,671

LIABILITIES

Payable for investments        $ 45,463,312
purchased

Payable for fund shares         2,744,275
redeemed

Accrued management fee and      553,087
sub-advisory fee

Other payables and  accrued     364,137
expenses

Collateral on securities        79,929,339
loaned,  at value

 TOTAL LIABILITIES                            129,054,150

NET ASSETS                                   $ 3,772,067,521

Net Assets consist of:

Paid in capital                              $ 2,662,044,544

Undistributed net investment                  38,272,966
income

Accumulated undistributed net                 15,000,394
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   1,056,749,617
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 26,706,048                   $ 3,772,067,521
shares outstanding

NET ASSET VALUE, offering                     $141.24
price  and redemption price
per share ($3,772,067,521
(divided by) 26,706,048
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 41,090,633
Dividends

Interest (including income on                   5,249,233
 securities loaned of
$105,078)

 TOTAL INCOME                                   46,339,866

EXPENSES

Management fee and               $ 6,919,949
sub-advisory fee

Transfer agent fees               1,966,403

Accounting fees                   806,724

Non-interested trustees'          9,973
compensation

Registration fees                 43,245

Audit                             23,906

Legal                             24,909

Interest                          885

Miscellaneous                     219,338

 Total expenses before            10,015,332
reductions

 Expense reductions               (2,010,500)   8,004,832

NET INVESTMENT INCOME                           38,335,034

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,843,101

 Foreign currency transactions    793

 Futures contracts                12,326,875    16,170,769

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            656,227,090

 Assets and liabilities in        153
foreign currencies

 Futures contracts                5,051,059     661,278,302

NET GAIN (LOSS)                                 677,449,071

NET INCREASE (DECREASE) IN                     $ 715,784,105
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 1,923,547
 Expense reductions  FMR
reimbursement

  Custodian credits                             86,953

                                               $ 2,010,500

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment        $ 38,335,034                  $ 25,929,152
income

 Net realized gain (loss)         16,170,769                    58,502,006

 Change in net unrealized         661,278,302                   301,564,970
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       715,784,105                   385,996,128
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (26,060,180)                  (10,847,444)
From net investment income

 From net realized gain           (60,359,977)                  (22,010,833)

 TOTAL DISTRIBUTIONS              (86,420,157)                  (32,858,277)

Share transactions Net            1,653,376,843                 1,199,221,255
proceeds from sales of shares

 Reinvestment of distributions    86,420,157                    32,858,277

 Cost of shares redeemed          (695,135,202)                 (310,418,293)

 NET INCREASE (DECREASE) IN       1,044,661,798                 921,661,239
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,674,025,746                 1,274,799,090
IN NET ASSETS

NET ASSETS

 Beginning of period              2,098,041,775                 823,242,685

 End of period (including        $ 3,772,067,521               $ 2,098,041,775
undistributed net investment
income of $38,272,966 and
$25,920,081, respectively)

OTHER INFORMATION
Shares

 Sold                             13,244,133                    11,765,227

 Issued in reinvestment of        751,741                       357,466
distributions

 Redeemed                         (5,630,148)                   (3,026,660)

 Net increase (decrease)          8,365,726                     9,096,033

SEE ACCOMPANYING NOTES WHICH
ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996       1995       1994

Net asset value, beginning of    $ 114.40                  $ 89.05      $ 75.71    $ 56.22    $ 55.74
period

Income from Investment
Operations

 Net investment income            1.65 C                    1.80 C       1.04       .85        1.14

 Net realized and unrealized      29.70                     26.67        15.55      19.72      (.56)
gain (loss)

 Total from investment            31.35                     28.47        16.59      20.57      .58
operations

Less Distributions

 From net investment income       (1.36)                    (1.03)       (.91)      (.95)      -

 From net realized gain           (3.15)                    (2.09)       (2.34)     (.11)      (.10)

 In excess of net realized        -                         -            -          (.02)      -
gain

 Total distributions              (4.51)                    (3.12)       (3.25)     (1.08)     (.10)

Net asset value, end of period   $ 141.24                  $ 114.40     $ 89.05    $ 75.71    $ 56.22

TOTAL RETURN A, B                 28.31%                    32.83%       22.71%     37.19%     1.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,772,068               $ 2,098,042  $ 823,243  $ 245,700  $ 51,301
(000 omitted)

Ratio of expenses to average      .28% D                    .28% D       .28% D     .28% D     .28% D
net assets

Ratio of net investment           1.33%                     1.74%        2.26%      2.70%      2.81%
income to average net assets

Portfolio turnover rate           4%                        9%           14%        16%        2%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  LIFE OF FUND
1998

VIP III: GROWTH OPPORTUNITIES   24.61%       26.26%
- "INITIAL CLASS"

S&P 500 (registered trademark)  28.58%       30.55%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Growth Opportunities Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $25,381 - a 153.81% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,013 - a 190.13% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Fannie Mae                      6.1

Philip Morris Companies, Inc.   5.9

Freddie Mac                     3.6

Fleet Financial Group, Inc.     3.6

Home Depot, Inc.                2.5

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

                    % OF FUND'S INVESTMENTS

FINANCE              20.0

TECHNOLOGY           13.2

RETAIL & WHOLESALE   9.5

UTILITIES            9.4

HEALTH               8.6

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
% OF FUND'S INVESTMENTS
Row: 1, Col: 1, Value: 87.59999999999999
Row: 1, Col: 2, Value: 8.199999999999999
Row: 1, Col: 3, Value: 4.2
Stocks and
equity futures  87.6%
Bonds  8.2%
Short-term investments 4.2%
*FOREIGN INVESTMENTS 7.8%

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1998

VIP III: GROWTH OPPORTUNITIES  24.51%       26.23%
- SERVICE CLASS

S&P 500                        28.58%       30.55%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP III Growth Opp - CL S   S&P 500
             00491                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31      10060.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10560.00                    10975.77
  1995/04/30      10930.00                    11299.00
  1995/05/31      11440.00                    11750.63
  1995/06/30      11790.00                    12023.59
  1995/07/31      12180.00                    12422.30
  1995/08/31      12260.00                    12453.48
  1995/09/30      12470.00                    12979.01
  1995/10/31      12560.00                    12932.68
  1995/11/30      12920.00                    13500.42
  1995/12/31      13251.81                    13760.44
  1996/01/31      13444.45                    14228.85
  1996/02/29      13434.43                    14360.75
  1996/03/31      13393.72                    14499.04
  1996/04/30      13607.45                    14712.76
  1996/05/31      13912.77                    15092.20
  1996/06/30      14024.73                    15149.70
  1996/07/31      13617.62                    14480.39
  1996/08/31      13699.05                    14785.78
  1996/09/30      14360.59                    15617.92
  1996/10/31      14950.89                    16048.66
  1996/11/30      16080.60                    17261.78
  1996/12/31      15673.50                    16919.83
  1997/01/31      16416.46                    17976.98
  1997/02/28      16573.05                    18117.92
  1997/03/31      15727.48                    17373.45
  1997/04/30      16446.21                    18410.65
  1997/05/31      17513.74                    19531.49
  1997/06/30      18095.06                    20406.50
  1997/07/31      19490.24                    22030.24
  1997/08/31      18750.37                    20796.11
  1997/09/30      19532.52                    21935.11
  1997/10/31      19141.45                    21202.48
  1997/11/30      19828.47                    22183.94
  1997/12/31      20367.51                    22564.84
  1998/01/31      20452.07                    22814.41
  1998/02/28      21731.21                    24459.78
  1998/03/31      22407.88                    25712.37
  1998/04/30      22296.95                    25971.03
  1998/05/31      22130.56                    25524.59
  1998/06/30      22674.11                    26561.40
  1998/07/31      22740.67                    26278.52
  1998/08/31      19789.93                    22479.17
  1998/09/30      21010.16                    23919.19
  1998/10/31      22618.65                    25864.77
  1998/11/30      24071.83                    27432.44
  1998/12/31      25358.62                    29013.09
IMATRL PRASUN   SHR__CHT 19981231 19990114 102219 R00000000000051

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund III: Growth Opportunities Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $25,359 - a 153.59% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,013 - a 190.13% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Fannie Mae                      6.1

Philip Morris Companies, Inc.   5.9

Freddie Mac                     3.6

Fleet Financial Group, Inc.     3.6

Home Depot, Inc.                2.5

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

                    % OF FUND'S INVESTMENTS

FINANCE              20.0

TECHNOLOGY           13.2

RETAIL & WHOLESALE   9.5

UTILITIES            9.4

HEALTH               8.6

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
% OF FUND'S INVESTMENTS
Row: 1, Col: 1, Value: 87.59999999999999
Row: 1, Col: 2, Value: 8.199999999999999
Row: 1, Col: 3, Value: 4.2
Stocks and
equity futures  87.6%
Bonds  8.2%
Short-term investments 4.2%
*FOREIGN INVESTMENTS 7.8%

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of George Vanderheiden)

An interview with
George Vanderheiden, Portfolio Manager of Growth Opportunities
Portfolio

Q. HOW DID THE FUND PERFORM, GEORGE?

A. For the 12-month period that ended December 31, 1998, the fund performed well, but trailed the Standard & Poor's 500 Index return of 28.58%.

Q. WHAT MARKET SECTORS HELPED FUND PERFORMANCE?

A. The fund's stock selection in the retail, finance and utilities sectors helped performance relative to the S&P 500. Retailers, including Wal-Mart, Home Depot and Lowe's, were overweighted in the fund relative to the S&P 500, and outperformed the index due to better earnings performance. Declining interest rates and an increase in home financing activity fueled a strong price increase in fund holdings Fannie Mae and Freddie Mac, both top contributors to performance over the period. Utilities holding Vodafone Group, a telecommunications company based in the United Kingdom, benefited from robust earnings growth. Other notable contributors included nondurables holding Philip Morris. Despite concerns over government litigation against the tobacco industry, the stock performed solidly during the past year. Fund performance was also helped by underexposure to economically sensitive areas such basic industries, energy, and aerospace and defense.

Q. WHAT SECTORS HURT FUND PERFORMANCE?

A. Disappointing returns among holdings from the health, technology and durables sectors hurt performance. Throughout much of the year I believed the ongoing economic problems in Asia posed formidable investment risks - particularly in the technology sector. Consequently, the fund remained underweighted in that sector, a stance that hurt performance as technology more than doubled the return of the S&P 500 during the period. The weak return from the fund's health holdings was largely due to Columbia/HCA Healthcare's stock price decline. Market sentiment turned against the company due to the uncertainty surrounding resolution of the government's investigation of Columbia's billing practices and its weaker-than-expected operating results. The fund's bond holdings also detracted from performance relative to the S&P 500. Through September, the bond position helped fund performance as the decline in interest rates and concerns about deceleration in corporate earnings growth propelled bonds to strong gains. However, aggressive easing of monetary policy by the Federal Reserve Bank in October and November pushed the equity market to new highs and the fund's bond holdings became a drag on performance.

Q. HOW DID THE FUND WEATHER THE MARKET VOLATILITY OVER THE PAST YEAR?

A. For much of the year, I positioned the fund for an environment of economic weakness. I focused stock selection on companies I believed were less sensitive to downturns in the domestic economy and to disruption in foreign markets. Fannie Mae, Freddie Mac, Wal-Mart Stores and Home Depot are all examples of holdings that, despite the emergence of a global financial crisis and increased market volatility, met or exceeded earnings growth expectations over the past year. Fannie Mae was the top individual contributor during the year. The company has proven capable of performing well in both economic booms and busts and the market has consistently rewarded them for it. I also maintained an allocation of bonds to hedge against (1) a deceleration in corporate earnings growth, (2) a downturn in the stock market and (3) a financial crisis outside of the U.S. This defensive strategy worked well during the market correction that began in earnest over the summer.

Q. WHAT'S YOUR OUTLOOK?

A. The fund's positioning reflects an environment of anemic pricing power, flat-to-declining corporate earnings and decreasing inflation. Over the past year consumer spending was robust, retail sales were strong, gross domestic product (GDP) growth was healthy and many companies reported strong top line revenue growth. Nevertheless, U.S. corporate earnings growth has decelerated and, in many cases, turned negative. A lack of pricing power - or the ability to raise prices - across a broad number of industries, wage inflation and a decrease in exports have contributed to this weakness in earnings growth. Based upon their underlying fundamentals, the values of many stocks remain overextended, many economic forecasts are downcast and turmoil rolls on in many economies around the world. Despite the euphoria many investors feel towards Internet stocks, I believe we are already in an earnings recession. The question remains if this will evolve into an economic recession as well.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark) FUND FACTS

GOAL: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks

START DATE: January 3, 1995

SIZE: as of December 31, 1998,
more than $1.7 billion

MANAGER: George Vanderheiden, since inception;
joined Fidelity in 1971

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 87.3%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.3%

Boeing Co.                        147,500                    $ 4,812,188

BASIC INDUSTRIES - 1.7%

CHEMICALS & PLASTICS - 1.0%

Cabot Corp.                       71,700                      2,003,119

du Pont (E.I.) de Nemours &       158,700                     8,421,019
Co.

Raychem Corp.                     131,500                     4,249,094

Union Carbide Corp.               38,600                      1,640,500

                                                              16,313,732

IRON & STEEL - 0.0%

Aeroquip-Vickers, Inc.            13,900                      416,131

PACKAGING & CONTAINERS - 0.7%

Owens-Illinois, Inc. (a)          415,100                     12,712,438

PAPER & FOREST PRODUCTS - 0.0%

Willamette Industries, Inc.       12,700                      425,450

TOTAL BASIC INDUSTRIES                                        29,867,751

CONSTRUCTION & REAL ESTATE -
1.4%

BUILDING MATERIALS - 0.4%

Armstrong World Industries,       24,400                      1,471,625
Inc.

Owens-Corning                     132,200                     4,684,838

Sherwin-Williams Co.              41,900                      1,230,813

                                                              7,387,276

CONSTRUCTION - 0.8%

Centex Corp.                      60,100                      2,708,256

D.R. Horton, Inc.                 91,136                      2,096,128

Fleetwood Enterprises, Inc.       82,962                      2,882,930

Kaufman & Broad Home Corp.        150,400                     4,324,000

Lennar Corp.                      23,900                      603,475

                                                              12,614,789

ENGINEERING - 0.2%

Fluor Corp.                       91,400                      3,890,213

TOTAL CONSTRUCTION & REAL                                     23,892,278
ESTATE

DURABLES - 4.4%

AUTOS, TIRES, & ACCESSORIES -
3.0%

AutoZone, Inc. (a)                68,100                      2,243,044

Cummins Engine Co., Inc.          106,500                     3,780,750

Dana Corp.                        37,300                      1,524,638

Discount Auto Parts, Inc. (a)     66,300                      1,454,456

Eaton Corp.                       13,100                      926,006

General Motors Corp.              399,100                     28,560,594

Goodyear Tire & Rubber Co.        52,500                      2,647,969

Lear Corp. (a)                    26,500                      1,020,250

Magna International, Inc.         86,300                      5,379,301
Class A

Republic Industries, Inc. (a)     242,700                     3,579,825

                                                              51,116,833

CONSUMER DURABLES - 0.2%

Minnesota Mining &                38,700                      2,752,538
Manufacturing Co.



                                 SHARES                      VALUE (NOTE 1)

CONSUMER ELECTRONICS - 0.3%

Newell Co.                        119,200                    $ 4,917,000

Whirlpool Corp.                   22,900                      1,268,088

                                                              6,185,088

TEXTILES & APPAREL - 0.9%

Burlington Industries, Inc.       296,400                     3,260,400
(a)

Jones Apparel Group, Inc. (a)     76,800                      1,694,400

Liz Claiborne, Inc.               163,200                     5,151,000

NIKE, Inc. Class B                30,100                      1,220,931

Polo Ralph Lauren Corp. Class     24,100                      462,419
A (a)

Shaw Industries, Inc.             27,500                      666,875

Warnaco Group, Inc. Class A       95,700                      2,416,425

                                                              14,872,450

TOTAL DURABLES                                                74,926,909

ENERGY - 6.1%

ENERGY SERVICES - 0.6%

Baker Hughes, Inc.                28,500                      504,094

Halliburton Co.                   142,000                     4,206,750

McDermott International, Inc.     97,900                      2,416,906

Schlumberger Ltd.                 69,500                      3,205,688

                                                              10,333,438

OIL & GAS - 5.5%

Amerada Hess Corp.                207,000                     10,298,250

Amoco Corp.                       50,800                      2,997,200

Apache Corp.                      23,400                      592,313

Atlantic Richfield Co.            23,900                      1,559,475

British Petroleum PLC ADR         215,500                     20,472,500

Burlington Resources, Inc.        178,835                     6,404,528

Chevron Corp.                     40,400                      3,350,675

Cooper Cameron Corp. (a)          72,300                      1,771,350

Elf Aquitaine SA sponsored ADR    22,200                      1,257,075

Exxon Corp.                       157,900                     11,546,438

Occidental Petroleum Corp.        431,700                     7,284,938

Royal Dutch Petroleum Co. (NY     248,900                     11,916,088
Registry Gilder 1.25)

Tosco Corp.                       374,100                     9,679,838

Total SA:

Class B                           6,153                       612,223

sponsored ADR                     53,468                      2,660,033

Unocal Corp.                      14,300                      417,381

USX-Marathon Group                30,300                      912,788

                                                              93,733,093

TOTAL ENERGY                                                  104,066,531

FINANCE - 20.0%

BANKS - 0.9%

Bank of Tokyo-Mitsubishi Ltd.     218,000                     2,252,185

Bank One Corp.                    140,610                     7,179,898

Wells Fargo & Co.                 159,000                     6,350,063

                                                              15,782,146

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 4.0%

Associates First Capital          9,000                      $ 381,375
Corp. Class A

Citigroup, Inc.                   11,800                      584,100

Fleet Financial Group, Inc.       1,391,364                   62,176,579

Household International, Inc.     26,600                      1,054,025

Providian Financial Corp.         67,200                      5,040,000

                                                              69,236,079

FEDERAL SPONSORED CREDIT - 9.7%

Fannie Mae                        1,408,600                   104,236,373

Freddie Mac                       966,000                     62,246,625

                                                              166,482,998

INSURANCE - 4.6%

AFLAC, Inc.                       63,500                      2,794,000

Allmerica Financial Corp.         52,100                      3,015,288

Allstate Corp.                    431,918                     16,682,833

American International Group,     236,450                     22,846,981
Inc.

CIGNA Corp.                       126,300                     9,764,569

Loews Corp.                       42,200                      4,146,150

MGIC Investment Corp.             347,900                     13,850,769

PMI Group, Inc.                   16,500                      814,688

Torchmark Corp.                   111,700                     3,944,406

Travelers Property Casualty       58,900                      1,825,900
Corp.  Class A

                                                              79,685,584

SAVINGS & LOANS - 0.2%

Golden West Financial Corp.       26,400                      2,420,550

SECURITIES INDUSTRY - 0.6%

Merrill Lynch & Co., Inc.         50,400                      3,364,200

Morgan Stanley, Dean Witter &     41,400                      2,939,400
Co.

Nomura Securities Co. Ltd.        374,000                     3,252,892

United Asset Management Corp.     3,900                       101,400

Waddell & Reed Financial, Inc.:

Class A                           2,255                       53,415

Class B                           25,200                      585,900

                                                              10,297,207

TOTAL FINANCE                                                 343,904,564

HEALTH - 8.6%

DRUGS & PHARMACEUTICALS - 3.9%

American Home Products Corp.      273,400                     15,395,838

Amgen, Inc. (a)                   181,000                     18,925,813

Astra AB Class A                  313,266                     6,480,692

Merck & Co., Inc.                 61,800                      9,127,088

Novartis AG (Reg.)                800                         1,572,052

Schering-Plough Corp.             275,800                     15,237,950

                                                              66,739,433

MEDICAL EQUIPMENT & SUPPLIES
- 1.7%

AmeriSource Health Corp.          69,100                      4,491,500
Class A (a)

Baxter International, Inc.        10,700                      688,144



                                 SHARES                      VALUE (NOTE 1)

Biomet, Inc.                      44,300                     $ 1,783,075

Boston Scientific Corp. (a)       42,700                      1,144,894

Johnson & Johnson                 224,500                     18,829,938

St. Jude Medical, Inc. (a)        111,402                     3,084,443

                                                              30,021,994

MEDICAL FACILITIES MANAGEMENT
- 3.0%

Columbia/HCA Healthcare Corp.     1,311,850                   32,468,288

Humana, Inc. (a)                  279,500                     4,978,594

Tenet Healthcare Corp. (a)        309,600                     8,127,000

United HealthCare Corp.           126,000                     5,425,875

                                                              50,999,757

TOTAL HEALTH                                                  147,761,184

HOLDING COMPANIES - 0.0%

U.S. Industries, Inc.             36,100                      672,363

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.4%

ELECTRICAL EQUIPMENT - 2.5%

Alcatel Alsthom Compagnie         32,700                      3,995,531
Generale d'Electricite SA
(RFD)

Emerson Electric Co.              154,800                     9,684,675

General Electric Co.              111,400                     11,369,763

Grainger (W.W.), Inc.             64,400                      2,680,650

Philips Electronics NV:

(Bearer)                          74,300                      5,029,183

(NY shares)                       164,200                     11,114,288

                                                              43,874,090

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Caterpillar, Inc.                 102,300                     4,705,800

Tyco International Ltd.           98,000                      7,392,875

Ultratech Stepper, Inc. (a)       66,800                      1,068,800

United States Filter Corp. (a)    84,800                      1,939,800

                                                              15,107,275

TOTAL INDUSTRIAL MACHINERY &                                  58,981,365
EQUIPMENT

MEDIA & LEISURE - 2.3%

BROADCASTING - 0.5%

Comcast Corp. Class A             14,400                      845,100
(special)

Cox Communications, Inc.          19,400                      1,341,025
Class A (a)

Infinity Broadcasting Corp.       43,800                      1,199,025
(a)

MediaOne Group, Inc.              90,200                      4,239,400

Tele-Communications, Inc.         21,768                      1,204,043
(TCI Group) Series A (a)

                                                              8,828,593

ENTERTAINMENT - 0.7%

Cedar Fair LP (depository         5,800                       150,800
unit)

Fox Entertainment Group, Inc.     37,700                      949,569
(a)

King World Productions, Inc.      23,800                      700,613
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Royal Carribean Cruises Ltd.      25,900                     $ 958,300

Tele-Communications, Inc.         357,464                     8,422,746
(TCI Ventures Group) Series
A (a)

                                                              11,182,028

LODGING & GAMING - 0.6%

Mirage Resorts, Inc. (a)          132,800                     1,983,700

Promus Hotel Corp. (a)            171,500                     5,552,313

Sun International Hotels Ltd.     72,800                      3,307,850
(a)

                                                              10,843,863

RESTAURANTS - 0.5%

McDonald's Corp.                  45,500                      3,486,438

Papa John's International,        8,500                       375,063
Inc. (a)

Wendy's International, Inc.       247,700                     5,402,956

                                                              9,264,457

TOTAL MEDIA & LEISURE                                         40,118,941

NONDURABLES - 6.2%

BEVERAGES - 0.1%

PepsiCo, Inc.                     35,900                      1,469,656

HOUSEHOLD PRODUCTS - 0.2%

Revlon, Inc. Class A (a)          48,300                      793,931

Rubbermaid, Inc.                  71,300                      2,241,494

                                                              3,035,425

TOBACCO - 5.9%

Philip Morris Companies, Inc.     1,892,200                   101,232,700

TOTAL NONDURABLES                                             105,737,781

PRECIOUS METALS - 0.0%

Newmont Mining Corp.              23,569                      425,715

RETAIL & WHOLESALE - 9.5%

APPAREL STORES - 0.6%

Gap, Inc.                         63,825                      3,590,156

Ross Stores, Inc.                 19,900                      783,563

TJX Companies, Inc.               227,700                     6,603,300

                                                              10,977,019

GENERAL MERCHANDISE STORES -
3.1%

Federated Department Stores,      169,400                     7,379,488
Inc. (a)

Saks Holdings, Inc. (a)           203,106                     6,410,533

Wal-Mart Stores, Inc.             475,300                     38,707,244

                                                              52,497,265

GROCERY STORES - 0.5%

Safeway, Inc. (a)                 130,400                     7,946,250

RETAIL & WHOLESALE,
MISCELLANEOUS - 5.3%

Circuit City Stores, Inc. -       254,700                     12,719,081
Circuit City Group

Home Depot, Inc.                  700,000                     42,831,250

Lowe's Companies, Inc.            476,800                     24,406,200



                                 SHARES                      VALUE (NOTE 1)

Office Depot, Inc. (a)            127,700                    $ 4,716,919

Officemax, Inc. (a)               155,975                     1,891,197

Staples, Inc. (a)                 110,550                     4,829,653

                                                              91,394,300

TOTAL RETAIL & WHOLESALE                                      162,814,834

SERVICES - 0.5%

ADVERTISING - 0.1%

Interpublic Group of              17,350                      1,383,663
Companies, Inc.

Omnicom Group, Inc.               13,700                      794,600

                                                              2,178,263

SERVICES - 0.4%

Modis Professional Services,      73,600                      1,067,200
Inc. (a)

Service Corp. International       164,700                     6,268,894

                                                              7,336,094

TOTAL SERVICES                                                9,514,357

TECHNOLOGY - 13.2%

COMMUNICATIONS EQUIPMENT - 0.0%

Cisco Systems, Inc. (a)           3,450                       320,203

COMPUTER SERVICES & SOFTWARE
- 3.1%

Automatic Data Processing,        68,900                      5,524,919
Inc.

Black Box Corp. (a)               20,400                      772,650

Ceridian Corp. (a)                45,000                      3,141,563

CompUSA, Inc.                     77,800                      1,016,263

E Trade Group, Inc. (a)           41,900                      1,960,134

Electronics for Imaging, Inc.     92,600                      3,704,000
(a)

First Data Corp.                  139,800                     4,429,913

IMS Health, Inc.                  35,300                      2,662,944

Microsoft Corp. (a)               125,200                     17,363,675

Oracle Corp. (a)                  137,725                     5,939,391

Policy Management Systems         119,000                     6,009,500
Corp. (a)

                                                              52,524,952

COMPUTERS & OFFICE EQUIPMENT
- 3.1%

Compaq Computer Corp.             263,900                     11,067,306

Hewlett-Packard Co.               49,200                      3,360,975

Ingram Micro, Inc. Class A (a)    21,300                      742,838

International Business            86,900                      16,054,775
Machines Corp.

SCI Systems, Inc. (a)             279,800                     16,158,450

Tech Data Corp. (a)               159,200                     6,407,800

                                                              53,792,144

ELECTRONIC INSTRUMENTS - 1.0%

Applied Materials, Inc. (a)       106,100                     4,529,144

Cognex Corp. (a)                  22,100                      442,000

KLA-Tencor Corp. (a)              104,100                     4,515,338

LAM Research Corp. (a)            114,700                     2,043,094

Novellus Systems, Inc. (a)        23,800                      1,178,100

Teradyne, Inc. (a)                15,600                      661,050

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS -
CONTINUED

Thermo Electron Corp. (a)         177,500                    $ 3,006,406

Varian Associates, Inc.           24,200                      916,575

                                                              17,291,707

ELECTRONICS - 6.0%

Altera Corp. (a)                  38,700                      2,355,863

AMP, Inc.                         83,727                      4,359,037

Analog Devices, Inc. (a)          23,700                      743,588

Conexant Systems, Inc. (a)        33,200                      556,100

Etec Systems, Inc. (a)            23,400                      936,000

Intel Corp.                       75,300                      8,927,756

International Rectifier Corp.     52,100                      507,975
(a)

Methode Electronics, Inc.         195,900                     3,060,938
Class A

Micrel, Inc. (a)                  28,400                      1,562,000

Microchip Technology, Inc. (a)    109,700                     4,058,900

Micron Technology, Inc. (a)       313,300                     15,841,231

Molex, Inc. Class A               113,828                     3,628,267

Motorola, Inc.                    171,900                     10,496,644

Solectron Corp. (a)               436,400                     40,557,925

Speedfam International, Inc.      23,100                      395,588
(a)

Thomas & Betts Corp.              99,200                      4,296,600

Vishay Intertechnology, Inc.      24,210                      351,045

                                                              102,635,457

TOTAL TECHNOLOGY                                              226,564,463

TRANSPORTATION - 0.3%

RAILROADS - 0.2%

CSX Corp.                         70,600                      2,929,900

TRUCKING & FREIGHT - 0.1%

Airborne Freight Corp.            42,700                      1,539,869

TOTAL TRANSPORTATION                                          4,469,769

UTILITIES - 9.4%

CELLULAR - 2.8%

AirTouch Communications, Inc.     65,400                      4,716,975
(a)

Tele Celular Sul                  17,510                      305,331
Participacoes SA ADR

Tele Centro Oeste Celular         58,366                      171,450
Participacoes SA ADR

Tele Leste Celular                3,502                       99,369
Participacoes SA ADR

Tele Nordeste Celular             8,755                       161,968
Participacoes SA ADR

Tele Norte Celular                3,502                       79,014
Participacoes SA ADR

Tele Sudeste Celular              35,020                      724,476
Participacoes SA ADR

Teleglobe, Inc.                   21,425                      769,928

Telemig Celular Participacoes     8,755                       186,044
SA ADR

Telesp Celular Participacoes      70,040                      1,225,700
SA ADR



                                 SHARES                      VALUE (NOTE 1)

Vodafone Group PLC                24,396                     $ 393,082

Vodafone Group PLC sponsored      241,780                     38,956,803
ADR

                                                              47,790,140

ELECTRIC UTILITY - 0.3%

American Electric Power Co.,      48,800                      2,296,650
Inc.

Duke Energy Corp.                 15,800                      1,012,188

Houston Industries, Inc.          22,100                      709,963

Niagara Mohawk Power Corp. (a)    19,700                      317,663

PG&E Corp.                        20,130                      634,095

                                                              4,970,559

TELEPHONE SERVICES - 6.3%

Ameritech Corp.                   76,100                      4,822,838

AT&T Corp.                        145,700                     10,963,925

Bell Atlantic Corp.               145,462                     8,264,060

BellSouth Corp.                   189,400                     9,446,325

Embratel Participacoes SA ADR     175,100                     2,440,456

MCI WorldCom, Inc. (a)            458,928                     32,928,084

Qwest Communications              93,470                      4,673,500
International, Inc. (a)

SBC Communications, Inc.          174,400                     9,352,200

Sprint Corp.:

(FON Group)                       183,200                     15,411,700

Series 1 (PCS Group) (a)          115,200                     2,664,000

Tele Centro Sul Participacoes     35,020                      1,464,274
SA ADR

Tele Norte Leste                  175,100                     2,177,806
Participacoes SA ADR

Telebras sponsored ADR            107,600                     11,769

Telesp Participacoes SA ADR       175,100                     3,874,088

                                                              108,495,025

TOTAL UTILITIES                                               161,255,724

TOTAL COMMON STOCKS                                           1,499,786,717
(Cost $1,085,650,365)


U.S. TREASURY OBLIGATIONS -
8.2%

MOODY'S RATINGS (UNAUDITED) (D)            PRINCIPAL AMOUNT

U.S. Treasury Bills, yield at              $ 800,000                        798,869
date of purchase 3.66% to
4.04% 1/7/99 to 1/21/99 (c)

U.S. Treasury Bonds:

stripped principal 0% 2/15/19     Aaa       47,450,000                      15,546,993

6.25% 8/15/23                     Aaa       40,953,000                      45,771,530

8.125% 8/15/19                    Aaa       58,840,000                      78,579,055

TOTAL U.S. TREASURY OBLIGATIONS                                             140,696,447
(Cost $123,033,785)

CASH EQUIVALENTS - 4.5%

                                            SHARES                        VALUE (NOTE 1)

Taxable Central Cash Fund (b)               77,217,463                   $ 77,217,463
(Cost $77,217,463)

TOTAL INVESTMENT IN                                                      $ 1,717,700,627
SECURITIES - 100%
(Cost $1,285,901,613)



FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

17 S&P 500 Stock Index        Mar. 1999            $ 5,293,375                          $ 26,196
Contracts

THE FACE VALUE OF FUTURES
PURCHASED AS A PERCENTAGE OF
TOTAL INVESTMENTS IN
SECURITIES - 0.3%


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $475,000.

(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investor Service, Inc.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $747,207,373 and $372,728,087, respectively, of which long-term U.S. government and government agency obligations aggregated $43,464,188 and $32,068,838, respectively (see Note 3 of Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $177,173,203 and $178,482,924, respectively (see
Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $118,698 for the period (see Note 4 of Notes to Financial Statements).

The fund participated in the interfund lending program as a lender. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $66,000,000. The weighted average interest rate was 5.55%. Interest earned from the interfund lending program amounted to $40,086 and is included in interest income on the Statement of Operations (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,288,940,047. Net unrealized appreciation aggregated $428,760,580, of which $488,608,626 related to appreciated investment securities and $59,848,046 related to depreciated investment securities.

The fund hereby designates approximately $27,471,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                $ 1,717,700,627
value  (cost $1,285,901,613)
-  See accompanying schedule

Receivable for investments                   7,885,948
sold

Receivable for fund shares                   3,600,545
sold

Dividends receivable                         2,288,000

Interest receivable                          3,064,487

Receivable for daily                         14,450
variation on futures
contracts

 TOTAL ASSETS                                1,734,554,057

LIABILITIES

Payable to custodian bank      $ 2,230

Payable for investments         12,793,552
purchased

Payable for fund shares         1,239,701
redeemed

Accrued management fee          800,001

Distribution fees payable       10,056

Other payables and  accrued     201,446
expenses

 TOTAL LIABILITIES                           15,046,986

NET ASSETS                                  $ 1,719,507,071

Net Assets consist of:

Paid in capital                             $ 1,241,471,370

Undistributed net investment                 17,079,948
income

Accumulated undistributed net                29,118,441
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  431,837,312
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 1,719,507,071

INITIAL CLASS: NET ASSET                     $22.88
VALUE, offering price   and
redemption price per share
($1,570,011,353 (divided by)
68,621,624  shares)

SERVICE CLASS: NET ASSET                     $22.86
VALUE, offering price   and
redemption price per share
($149,495,718 (divided by)
6,538,863   shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 14,933,696
Dividends

Interest                                        11,929,733

 TOTAL INCOME                                   26,863,429

EXPENSES

Management fee                   $ 8,011,214

Transfer agent fees               924,113

Distribution fees - Service       65,577
Class

Accounting fees and expenses      563,938

Non-interested trustees'          4,762
compensation

Custodian fees and expenses       58,570

Audit                             24,934

Legal                             10,354

Miscellaneous                     31,179

 Total expenses before            9,694,641
reductions

 Expense reductions               (79,805)      9,614,836

NET INVESTMENT INCOME                           17,248,593

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            28,096,730

 Foreign currency transactions    (6,386)

 Futures contracts                1,309,721     29,400,065

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            261,631,252

 Assets and liabilities in        12,893
foreign currencies

 Futures contracts                26,196        261,670,341

NET GAIN (LOSS)                                 291,070,406

NET INCREASE (DECREASE) IN                     $ 308,318,999
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 77,769
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             2,036

                                               $ 79,805

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 17,248,593                  $ 11,806,552
income

 Net realized gain (loss)       29,400,065                    41,932,727

 Change in net unrealized       261,670,341                   124,025,796
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     308,318,999                   177,765,075
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (12,018,174)                  (6,503,921)
From net investment income

 From net realized gain         (41,777,463)                  (9,258,542)

 TOTAL DISTRIBUTIONS            (53,795,637)                  (15,762,463)

Share transactions - net        436,628,059                   483,267,618
increase (decrease)

  TOTAL INCREASE (DECREASE)     691,151,421                   645,270,230
IN NET ASSETS

NET ASSETS

 Beginning of period            1,028,355,650                 383,085,420

 End of period (including      $ 1,719,507,071               $ 1,028,355,650
undistributed net investment
income of $17,079,948 and
$11,667,388, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                  YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS         SHARES                        DOLLARS

Share transactions Initial   21,572,358                   $ 432,066,063    29,803,319                   $ 508,833,566
Class  Sold

  Reinvested                 2,818,502                     53,495,168      1,011,711                     15,762,463

  Redeemed                   (8,989,787)                   (178,498,316)   (2,470,247)                   (43,871,687)

  Net increase (decrease)    15,401,073                   $ 307,062,915    28,344,783                   $ 480,724,342

 Service Class A  Sold       6,428,938                    $ 130,061,772    134,338                      $ 2,543,276

  Reinvested                 15,831                        300,469         -                             -

  Redeemed                   (40,244)                      (797,097)       -                             -

  Net increase (decrease)    6,404,525                    $ 129,565,144    134,338                      $ 2,543,276

Distributions From net                                    $ 11,951,048                                  $ 6,503,921
investment income  Initial
Class

  Service Class                                            67,126                                        -

  Total                                                   $ 12,018,174                                  $ 6,503,921

 From net realized gain                                   $ 41,544,120                                  $ 9,258,542
Initial Class

  Service Class                                            233,343                                       -

  Total                                                   $ 41,777,463                                  $ 9,258,542

                                                          $ 53,795,637                                  $ 15,762,463

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996       1995 D

Net asset value, beginning of    $ 19.27                   $ 15.40      $ 13.07    $ 10.00
period

Income from Investment
Operations

 Net investment income            .26 C                     .29 C        .26        .11

 Net realized and unrealized      4.29                      4.18         2.12       3.14
gain (loss)

 Total from investment            4.55                      4.47         2.38       3.25
operations

Less Distributions

 From net investment income       (.21)                     (.25)        -          (.11)

 From net realized gain           (.73)                     (.35)        (.05)      (.07)

 Total distributions              (.94)                     (.60)        (.05)      (.18)

Net asset value, end of period   $ 22.88                   $ 19.27      $ 15.40    $ 13.07

TOTAL RETURN B, H                 24.61%                    29.95%       18.27%     32.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,570,011               $ 1,025,766  $ 383,085  $ 164,303
(000 omitted)

Ratio of expenses to average      .71%                      .74%         .77%       .85% F
net assets

Ratio of expenses to average      .70% G                    .73% G       .76% G     .83% G
net assets after expense
reductions

Ratio of net investment           1.27%                     1.68%        2.29%      2.49%
income to average net assets

Portfolio turnover                29%                       26%          28%        38%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 19.27                   $ 18.50
period

Income from Investment
Operations

 Net investment income C          .23                       .04

 Net realized and unrealized      4.30                      .73
gain (loss)

 Total from investment            4.53                      .77
operations

Less Distributions

 From net investment income       (.21)                     -

 From net realized gain           (.73)                     -

 Total distributions              (.94)                     -

Net asset value, end of period   $ 22.86                   $ 19.27

TOTAL RETURN  B, H                24.51%                    4.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 149,496                 $ 2,589
(000 omitted)

Ratio of expenses to average      .80%                      .84% A
net assets

Ratio of expenses to average      .79% G                    .83% A, G
net assets after expense
reductions

Ratio of net investment           1.16%                     1.72% A
income to average net assets

Portfolio turnover                29%                       26%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD JANUARY 3,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

H TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  LIFE OF FUND
1998

VIP II: CONTRAFUND - "INITIAL   29.98%       28.62%
CLASS"

S&P 500 (registered trademark)  28.58%       30.55%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II Contrafund           S&P 500
             00158                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10890.00                    10975.77
  1995/04/30      11480.00                    11299.00
  1995/05/31      11730.00                    11750.63
  1995/06/30      12490.00                    12023.59
  1995/07/31      13470.00                    12422.30
  1995/08/31      13640.00                    12453.48
  1995/09/30      13940.00                    12979.01
  1995/10/31      13650.00                    12932.68
  1995/11/30      13900.00                    13500.42
  1995/12/31      13971.98                    13760.44
  1996/01/31      14073.30                    14228.85
  1996/02/29      14124.25                    14360.75
  1996/03/31      14584.49                    14499.04
  1996/04/30      15065.18                    14712.76
  1996/05/31      15239.05                    15092.20
  1996/06/30      15116.32                    15149.70
  1996/07/31      14410.62                    14480.39
  1996/08/31      14962.90                    14785.78
  1996/09/30      15597.01                    15617.92
  1996/10/31      16077.71                    16048.66
  1996/11/30      17039.10                    17261.78
  1996/12/31      16936.82                    16919.83
  1997/01/31      17591.38                    17976.98
  1997/02/28      17103.08                    18117.92
  1997/03/31      16660.22                    17373.45
  1997/04/30      17060.91                    18410.65
  1997/05/31      18115.35                    19531.49
  1997/06/30      18906.18                    20406.50
  1997/07/31      20530.03                    22030.24
  1997/08/31      19950.08                    20796.11
  1997/09/30      21299.77                    21935.11
  1997/10/31      20656.56                    21202.48
  1997/11/30      20646.02                    22183.94
  1997/12/31      21025.62                    22564.84
  1998/01/31      21004.53                    22814.41
  1998/02/28      22531.76                    24459.78
  1998/03/31      23627.59                    25712.37
  1998/04/30      23851.23                    25971.03
  1998/05/31      23292.13                    25524.59
  1998/06/30      24544.52                    26561.40
  1998/07/31      24578.06                    26278.52
  1998/08/31      20899.18                    22479.17
  1998/09/30      22118.02                    23919.19
  1998/10/31      22844.85                    25864.77
  1998/11/30      24365.61                    27432.44
  1998/12/31      27328.84                    29013.09
IMATRL PRASUN   SHR__CHT 19981231 19990111 114720 R00000000000051

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $27,329 - a 173.29% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,013 - a 190.13% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                         % OF FUND'S INVESTMENTS

MCI WorldCom, Inc.        5.4

Time Warner, Inc.         4.1

Microsoft Corp.           3.1

Tyco International Ltd.   2.9

CVS Corp.                 2.7

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

                    % OF FUND'S INVESTMENTS

TECHNOLOGY           24.5

UTILITIES            13.9

MEDIA & LEISURE      13.4

RETAIL & WHOLESALE   9.5

HEALTH               7.8

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
(% OF FUND'S INVESTMENTS)
Row: 1, Col: 1, Value: 90.7
Row: 1, Col: 2, Value: 2.4
Row: 1, Col: 3, Value: 6.9
Stocks and
equity futures  90.9%
Bonds  2.4%
Short-term investments 6.7%
*FOREIGN INVESTMENTS 2.6%

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,    PAST 1 YEAR  LIFE OF FUND
1998

VIP II: CONTRAFUND - SERVICE  29.94%       28.59%
CLASS

S&P 500                       28.58%       30.55%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II Contrafund - CL S    S&P 500
             00470                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10890.00                    10975.77
  1995/04/30      11480.00                    11299.00
  1995/05/31      11730.00                    11750.63
  1995/06/30      12490.00                    12023.59
  1995/07/31      13470.00                    12422.30
  1995/08/31      13640.00                    12453.48
  1995/09/30      13940.00                    12979.01
  1995/10/31      13650.00                    12932.68
  1995/11/30      13900.00                    13500.42
  1995/12/31      13971.98                    13760.44
  1996/01/31      14073.30                    14228.85
  1996/02/29      14124.25                    14360.75
  1996/03/31      14584.49                    14499.04
  1996/04/30      15065.18                    14712.76
  1996/05/31      15239.05                    15092.20
  1996/06/30      15116.32                    15149.70
  1996/07/31      14410.62                    14480.39
  1996/08/31      14962.90                    14785.78
  1996/09/30      15597.01                    15617.92
  1996/10/31      16077.71                    16048.66
  1996/11/30      17039.10                    17261.78
  1996/12/31      16936.82                    16919.83
  1997/01/31      17591.38                    17976.98
  1997/02/28      17103.08                    18117.92
  1997/03/31      16660.22                    17373.45
  1997/04/30      17060.91                    18410.65
  1997/05/31      18115.35                    19531.49
  1997/06/30      18906.18                    20406.50
  1997/07/31      20530.03                    22030.24
  1997/08/31      19950.08                    20796.11
  1997/09/30      21299.77                    21935.11
  1997/10/31      20656.56                    21202.48
  1997/11/30      20646.02                    22183.94
  1997/12/31      21015.07                    22564.84
  1998/01/31      21004.53                    22814.41
  1998/02/28      22531.76                    24459.78
  1998/03/31      23627.59                    25712.37
  1998/04/30      23851.23                    25971.03
  1998/05/31      23292.13                    25524.59
  1998/06/30      24544.52                    26561.40
  1998/07/31      24566.88                    26278.52
  1998/08/31      20899.18                    22479.17
  1998/09/30      22106.84                    23919.19
  1998/10/31      22833.67                    25864.77
  1998/11/30      24354.42                    27432.44
  1998/12/31      27306.48                    29013.09
IMATRL PRASUN   SHR__CHT 19981231 19990111 114842 R00000000000051

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Contrafund Portfolio
- Service Class on January 3, 1995, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $27,306 - a 173.06% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,013 - a 190.13% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                         % OF FUND'S INVESTMENTS

MCI WorldCom, Inc.        5.4

Time Warner, Inc.         4.1

Microsoft Corp.           3.1

Tyco International Ltd.   2.9

CVS Corp.                 2.7

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

                    % OF FUND'S INVESTMENTS

TECHNOLOGY           24.5

UTILITIES            13.9

MEDIA & LEISURE      13.4

RETAIL & WHOLESALE   9.5

HEALTH               7.8

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
(% OF FUND'S INVESTMENTS)
Row: 1, Col: 1, Value: 90.7
Row: 1, Col: 2, Value: 2.4
Row: 1, Col: 3, Value: 6.9
Stocks and
equity futures  90.9%
Bonds  2.4%
Short-term investments 6.7%
*FOREIGN INVESTMENTS 2.6%

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Will Danoff)

An interview with
Will Danoff,
Portfolio Manager of
Contrafund Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, WILL?

A. Very well. For the 12 months that ended December 31, 1998, the fund topped the Standard & Poor's 500 Index, which returned 28.58% during the same period.

Q. WHAT FACTORS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE?

A. The fund's considerable holdings in large-capitalization growth stocks was beneficial. The market environment we've witnessed over the past year has obviously been very volatile and, in times of uncertainty, investors tend to buy stocks of larger, more well-known companies. Large-cap growth stocks accounted for much of the market's gains in 1998 and the fund's stakes in companies such as Microsoft and Tyco International benefited appropriately. For the period, several of the fund's large-cap growth investments in the retail and cable TV areas also turned in strong performances. Retail drugstore chain CVS was a strong contributor, as was Viacom, the media company that operates movie rental chain Blockbuster as well as several popular cable channels.

Q. TECHNOLOGY STOCKS ACCOUNTED FOR ALMOST 25% OF THE FUND'S TOTAL
INVESTMENTS AT THE CLOSE OF THE PERIOD. WHY DID THESE STOCKS APPEAL TO
YOU?

A. Regardless of the external business climate, the technology sector typically contains companies that are growing their earnings rapidly. The outlook for the technology sector turned more positive during the last few months of the year as the Internet emerged as a huge trend for both businesses and consumers. The Internet explosion has stimulated sales of personal computers, networking equipment and servers, and fundamental components such as semiconductors. Technology positions that helped the fund's performance during the period included America Online, Intel and Texas Instruments.

Q. DID YOU FIND OPPORTUNITIES IN ANY COMPANIES OR SECTORS THAT YOU FELT WERE OVERLOOKED OR UNDERVALUED BY THE MARKET DURING THE PERIOD?

A. One relatively overlooked area in the market was mid-sized growth companies. Through the second half of 1998, stocks of larger, well-known companies led the market. Names such as IBM, GE and Lucent Technologies, for example, reached new price highs while the broader market of small- and medium-sized companies languished. In many cases, the share prices of these bigger stocks appreciated much faster than their earnings grew. I tried to take advantage of what I felt was the market's overly pessimistic view of mid-cap stocks by buying or adding to positions in companies in this area. Examples included Unisys, which specializes in information management, and Outdoor Systems, a leader in outdoor advertising. These mid-sized companies were growing faster than their larger brethren, were not as widely held by investors and had lower price-to-earnings ratios. In addition, I felt these companies had good long-term growth potential because of their smaller size.

Q. WHICH OTHER INDIVIDUAL STOCKS PERFORMED WELL? WHICH
PROVED DISAPPOINTING?

A. Time Warner - the fund's second-largest individual holding at the end of the period - continued to reap the benefits of its strong media properties, the successful testing of its cable systems for new businesses such as Internet access and telephony service and management's revitalized concentration on improving returns. Disappointments included Gillette - which suffered from sales declines in several emerging markets despite the introduction of a new razor - and France-based telecommunications company Alcatel.

Q. WHAT'S YOUR OUTLOOK?

A. The U.S. economy appears stable, but we'll need to watch global developments carefully. The embattled Japanese economy is still weak and Europe - which was fairly strong in 1998 - may weaken in 1999. As such, I'll try to emphasize companies with good growth prospects and limited exposure to the weakening world markets. I also will look within the small- and medium-cap stock universes for overlooked growth companies. In particular, I'll keep an eye on companies that - either through internal cost-cutting programs or a new product launch - are expecting improving fundamentals.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark)FUND FACTS

GOAL: to increase the value of the fund's shares over the long term by investing in companies where value is not fully recognized by the public

START DATE: January 3, 1995

SIZE: as of December 31, 1998,
more than $6.5 billion

MANAGER: Will Danoff, since inception; joined Fidelity in 1986

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 90.7%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.1%

AEROSPACE & DEFENSE - 0.1%

Alliant Techsystems, Inc. (a)     74,300                     $ 6,125,106

Orbital Sciences Corp. (a)        23,800                      1,053,150

                                                              7,178,256

DEFENSE ELECTRONICS - 0.0%

REMEC, Inc. (a)                   81,900                      1,474,200

TOTAL AEROSPACE & DEFENSE                                     8,652,456

BASIC INDUSTRIES - 0.4%

CHEMICALS & PLASTICS - 0.3%

Crompton & Knowles Corp.          329,692                     6,820,503

Great Lakes Chemical Corp.        78,100                      3,124,000

MacDermid, Inc.                   80,300                      3,141,738

Sealed Air Corp. (a)              170,425                     8,702,327

                                                              21,788,568

METALS & MINING - 0.1%

Martin Marietta Materials,        51,000                      3,171,563
Inc.

TOTAL BASIC INDUSTRIES                                        24,960,131

CONSTRUCTION & REAL ESTATE -
0.2%

CONSTRUCTION - 0.1%

Ashtead Group PLC                 24,700                      55,982

Centex Corp.                      14,600                      657,913

Jacobs Engineering Group,         82,700                      3,370,025
Inc. (a)

Lennar Corp.                      66,400                      1,676,600

                                                              5,760,520

ENGINEERING - 0.0%

URS Corp. (a)                     27,700                      647,488

REAL ESTATE - 0.0%

ResortQuest International,        192,100                     2,809,463
Inc. (a)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Equity Office Properties Trust    118,300                     2,839,200

Glenborough Realty Trust,         213,600                     4,352,100
Inc.

                                                              7,191,300

TOTAL CONSTRUCTION & REAL                                     16,408,771
ESTATE

DURABLES - 2.1%

AUTOS, TIRES, & ACCESSORIES -
1.8%

Arvin Industries, Inc.            112,000                     4,669,000

Copart, Inc. (a)                  3,100                       100,363

Danaher Corp.                     497,900                     27,042,194

Kroll-O'Gara Co. (a)              652,400                     25,729,025

LucasVarity PLC sponsored ADR     148,900                     4,988,150

SPX Corp.                         738,541                     49,482,247

TRW, Inc.                         32,700                      1,837,331

                                                              113,848,310

CONSUMER DURABLES - 0.0%

Blyth Industries, Inc. (a)        69,000                      2,156,250



                                 SHARES                      VALUE (NOTE 1)

CONSUMER ELECTRONICS - 0.1%

Maytag Corp.                      68,800                     $ 4,282,800

Newell Co.                        91,900                      3,790,875

                                                              8,073,675

HOME FURNISHINGS - 0.0%

Bombay Co., Inc. (The) (a)        159,700                     888,331

Miller (Herman), Inc.             24,100                      647,688

                                                              1,536,019

TEXTILES & APPAREL - 0.2%

Delta Woodside Industries         88,700                      532,200

Quiksilver, Inc. (a)              14,100                      423,000

Shaw Industries, Inc.             211,500                     5,128,875

Stride Rite Corp.                 151,100                     1,322,125

Vans, Inc. (a)                    124,500                     855,938

Warnaco Group, Inc. Class A       166,600                     4,206,650

                                                              12,468,788

TOTAL DURABLES                                                138,083,042

ENERGY - 1.7%

ENERGY SERVICES - 0.0%

Halliburton Co.                   73,000                      2,162,625

OIL & GAS - 1.7%

Amoco Corp.                       259,000                     15,281,000

British Petroleum PLC ADR         330,777                     31,423,815

Chevron Corp.                     150,300                     12,465,506

Conoco, Inc. Class A (a)          69,400                      1,448,725

Exxon Corp.                       393,000                     28,738,125

Mobil Corp.                       220,000                     19,167,500

Tosco Corp.                       146,700                     3,795,863

                                                              112,320,534

TOTAL ENERGY                                                  114,483,159

FINANCE - 7.7%

BANKS - 2.0%

Allied Irish Banks PLC            91,500                      1,638,459

AmSouth Bancorp.                  83,400                      3,805,125

Bank of Ireland, Inc.             63,400                      1,381,346

Bank of New York Co., Inc.        594,500                     23,928,625

Bank One Corp.                    422,400                     21,568,800

BB&T Corp.                        13,800                      556,313

BHI Corp. (non-vtg.) (a)          68,500                      2,106,375

Chase Manhattan Corp.             43,000                      2,926,688

Comerica, Inc.                    15,800                      1,077,363

Fifth Third Bancorp               40,500                      2,888,156

Firstar Corp.                     259,588                     24,206,581

North Fork Bancorp, Inc.          177,193                     4,241,557

U.S. Bancorp                      876,300                     31,108,650

Wells Fargo & Co.                 192,300                     7,679,981

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Westamerica Bancorp.              14,900                     $ 547,575

Zions Bancorp                     22,800                      1,422,150

                                                              131,083,744

CREDIT & OTHER FINANCE - 2.5%

American Express Co.              211,000                     21,574,750

Associates First Capital          2,136,404                   90,530,120
Corp. Class A

Fleet Financial Group, Inc.       14,300                      639,031

Fortis Amev NV                    72,000                      5,959,783

Greenpoint Financial Corp.        379,700                     13,336,963

Household International, Inc.     138,400                     5,484,100

MBNA Corp.                        266,300                     6,640,856

Providian Financial Corp.         274,750                     20,606,250

                                                              164,771,853

FEDERAL SPONSORED CREDIT - 2.3%

Fannie Mae                        1,258,500                   93,129,000

Freddie Mac                       849,500                     54,739,656

                                                              147,868,656

INSURANCE - 0.7%

ACE Ltd.                          38,600                      1,329,288

AFLAC, Inc.                       380,900                     16,759,600

Allstate Corp.                    83,900                      3,240,638

American International Group,     39,525                      3,819,103
Inc.

Medical Assurance, Inc.           16,390                      541,894

Mutual Risk Management Ltd.       258,400                     10,109,900

Progressive Corp.                 57,700                      9,772,938

Zenith National Insurance         127,700                     2,953,063
Corp.

                                                              48,526,424

SAVINGS & LOANS - 0.2%

Astoria Financial Corp.           79,400                      3,632,550

Washington Mutual, Inc.           157,925                     6,030,761

                                                              9,663,311

TOTAL FINANCE                                                 501,913,988

HEALTH - 7.8%

DRUGS & PHARMACEUTICALS - 5.0%

Allergan, Inc.                    211,400                     13,688,150

Alpharma, Inc. Class A            60,200                      2,125,813

Amgen, Inc. (a)                   142,000                     14,847,875

Andrx Corp. (a)                   1,400                       71,750

Biogen, Inc. (a)                  191,600                     15,902,800

Chiron Corp. (a)                  216,900                     5,680,069

Forest Laboratories, Inc. (a)     281,000                     14,945,688

Genentech, Inc. (special) (a)     123,600                     9,849,375

Glaxo Wellcome PLC sponsored      70,600                      4,906,700
ADR

ICOS Corp. (a)                    58,400                      1,737,400

Immunex Corp. (a)                 7,500                       943,594

Lilly (Eli) & Co.                 582,300                     51,751,913

Merck & Co., Inc.                 151,900                     22,433,731

Pfizer, Inc.                      288,200                     36,151,088



                                 SHARES                      VALUE (NOTE 1)

Schering-Plough Corp.             1,078,300                  $ 59,576,075

Sepracor, Inc. (a)                52,700                      4,644,188

Ventana Medical Systems, Inc.     117,000                     2,530,125
(a)

Warner-Lambert Co.                895,900                     67,360,481

                                                              329,146,815

MEDICAL EQUIPMENT & SUPPLIES
- 2.4%

Allegiance Corp.                  139,680                     6,512,580

Arterial Vascular                 14,200                      745,500
Engineering, Inc. (a)

Bard (C.R.), Inc.                 309,900                     15,340,050

Bausch & Lomb, Inc.               49,000                      2,940,000

Baxter International, Inc.        23,700                      1,524,206

Becton, Dickinson & Co.           616,500                     26,316,844

Biomet, Inc.                      95,200                      3,831,800

Cardinal Health, Inc.             733,200                     55,631,550

Guidant Corp.                     146,000                     16,096,500

Haemonetics Corp. (a)             122,200                     2,780,050

Medtronic, Inc.                   57,000                      4,232,250

Sofamor/Danek Group, Inc. (a)     149,300                     18,177,275

Steris Corp. (a)                  15,400                      437,938

Techne Corp. (a)                  7,200                       152,100

                                                              154,718,643

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Hanger Orthopedic Group, Inc.     22,800                      513,000
(a)

Health Management Associates,     1,064,513                   23,020,094
Inc. Class A (a)

                                                              23,533,094

TOTAL HEALTH                                                  507,398,552

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.0%

ELECTRICAL EQUIPMENT - 1.5%

American Power Conversion         475,400                     23,027,188
Corp. (a)

Anixter International, Inc.       3,300                       67,031
(a)

General Instrument Corp. (a)      118,800                     4,031,775

L-3 Communications Holdings,      521,000                     24,259,063
Inc. (a)

Loral Space & Communications      1,174,333                   20,917,807
Ltd. (a)

Philips Electronics NV (NY        149,200                     10,098,975
shares)

Rayovac Corp. (a)                 583,800                     15,580,163

                                                              97,982,002

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.2%

Kaydon Corp.                      40,400                      1,618,525

Mannesmann AG                     152,500                     17,681,956

Mettler-Toledo International,     16,300                      457,419
Inc. (a)

Tyco International Ltd.           2,548,778                   192,273,440

                                                              212,031,340

POLLUTION CONTROL - 0.3%

Republic Services, Inc. Class     461,600                     8,510,750
A (a)

Waste Management, Inc.            221,194                     10,313,170

                                                              18,823,920

TOTAL INDUSTRIAL MACHINERY &                                  328,837,262
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - 13.4%

BROADCASTING - 8.5%

Cablevision Systems Corp.         73,500                     $ 3,688,781
Class A (a)

CBS Corp.                         1,570,515                   51,434,366

Chancellor Media Corp. (a)        73,000                      3,494,875

Clear Channel Communications,     198,700                     10,829,150
Inc. (a)

Comcast Corp.:

Class A (special)                 767,900                     45,066,131

Class A                           549,500                     31,561,906

Cox Communications, Inc.          204,900                     14,163,713
Class A (a)

MediaOne Group, Inc.              433,500                     20,374,500

Metromedia Fiber Network,         156,600                     5,246,100
Inc.  Class A (a)

Scandinavian Broadcasting         181,600                     4,903,200
Corp. (a)

TCA Cable TV, Inc.                229,700                     8,197,419

Tele-Communications, Inc.         1,511,513                   83,605,563
(TCI Group) Series A (a)

Time Warner, Inc.                 4,366,960                   271,024,455

USA Networks, Inc. (a)            31,500                      1,043,438

                                                              554,633,597

ENTERTAINMENT - 2.0%

Premier Parks, Inc. (a)           914,200                     27,654,550

Tele-Communications, Inc.:

(Liberty Media Group) Series      103,900                     4,785,894
A (a)

(TCI Ventures Group) Series A     660,274                     15,557,706
(a)

Viacom, Inc.:

Class A (a)                       353,500                     26,004,344

Class B (non-vtg.) (a)            782,400                     57,897,600

                                                              131,900,094

LEISURE DURABLES & TOYS - 0.1%

Champion Enterprises, Inc. (a)    46,600                      1,275,675

Harley-Davidson, Inc.             86,300                      4,088,463

Mattel, Inc.                      153,300                     3,497,156

                                                              8,861,294

PUBLISHING - 0.2%

Harte Hanks Communications,       130,800                     3,727,800
Inc.

McGraw-Hill Companies, Inc.       33,300                      3,392,438

Reader's Digest Association,      308,400                     7,767,825
Inc.  Class A (non-vtg.)

                                                              14,888,063

RESTAURANTS - 2.6%

Brinker International, Inc.       238,200                     6,878,025
(a)

Darden Restaurants, Inc.          567,500                     10,215,000

McDonald's Corp.                  1,510,100                   115,711,413

Papa John's International,        177,700                     7,841,013
Inc. (a)

Pizzaexpress PLC                  250,800                     3,327,586

Ruby Tuesday, Inc.                65,000                      1,381,250

Sodexho Marriott Services,        21,900                      606,356
Inc. (a)



                                 SHARES                      VALUE (NOTE 1)

Starbucks Corp. (a)               97,300                     $ 5,460,963

Tricon Global Restaurants,        301,900                     15,132,738
Inc. (a)

                                                              166,554,344

TOTAL MEDIA & LEISURE                                         876,837,392

NONDURABLES - 2.0%

AGRICULTURE - 0.0%

Fresh Del Monte Produce Inc.      51,100                      1,108,231
(a)

BEVERAGES - 0.0%

Coca-Cola Co. (The)               18,900                      1,263,938

FOODS - 1.1%

Earthgrains Co.                   353,400                     10,933,313

Flowers Industries, Inc.          300,600                     7,195,612

Heinz (H.J.) Co.                  257,300                     14,569,613

Keebler Foods Co. (a)             450,800                     16,961,350

Quaker Oats Co.                   297,500                     17,701,250

                                                              67,361,138

HOUSEHOLD PRODUCTS - 0.9%

Avon Products, Inc.               42,600                      1,885,050

Clorox Co.                        59,800                      6,985,388

Dial Corp.                        290,900                     8,399,738

First Brands Corp.                153,000                     6,033,938

Gillette Co.                      491,600                     23,750,425

Rubbermaid, Inc.                  388,000                     12,197,750

                                                              59,252,289

TOTAL NONDURABLES                                             128,985,596

PRECIOUS METALS - 0.0%

Franco Nevada Mining Corp.        57,600                      1,104,580
Ltd.

RETAIL & WHOLESALE - 9.5%

APPAREL STORES - 1.4%

Abercrombie & Fitch Co. Class     194,200                     13,739,650
A (a)

AnnTaylor Stores Corp. (a)        115,000                     4,535,313

Charming Shoppes, Inc. (a)        1,479,600                   6,380,775

Gap, Inc.                         892,825                     50,221,406

TJX Companies, Inc.               541,900                     15,715,100

Urban Outfitters, Inc. (a)        18,900                      318,938

                                                              90,911,182

DRUG STORES - 3.0%

CVS Corp.                         3,270,002                   179,850,110

Walgreen Co.                      326,700                     19,132,369

                                                              198,982,479

GENERAL MERCHANDISE STORES -
0.6%

Costco Companies, Inc. (a)        226,800                     16,372,125

Kohls Corp. (a)                   103,500                     6,358,781

Stein Mart, Inc. (a)              184,100                     1,282,947

Wal-Mart Stores, Inc.             154,700                     12,598,381

                                                              36,612,234

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 2.8%

Albertson's, Inc.                 309,200                    $ 19,692,175

American Stores Co.               14,200                      524,513

Fleming Companies, Inc.           177,100                     1,837,413

Kroger Co. (a)                    350,400                     21,199,200

Loblaw Companies Ltd.             59,800                      1,461,300

Meyer (Fred), Inc. (a)            625,050                     37,659,263

Richfood Holdings, Inc. Class     198,200                     4,112,650
A

Safeway, Inc. (a)                 1,526,500                   93,021,094

U.S. Foodservice (a)              74,200                      3,635,800

                                                              183,143,408

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

Action Performance Companies,     40,000                      1,415,000
Inc. (a)

Bed Bath & Beyond, Inc. (a)       106,600                     3,637,725

Circuit City Stores, Inc. -       71,100                      3,550,556
Circuit  City Group

Home Depot, Inc.                  1,113,600                   68,138,400

InterTAN, Inc. (a)                109,600                     637,050

Office Depot, Inc. (a)            338,800                     12,514,425

Staples, Inc. (a)                 482,600                     21,083,588

U.S. Office Products Co.          239,894                     929,589

                                                              111,906,333

TOTAL RETAIL & WHOLESALE                                      621,555,636

SERVICES - 1.5%

ADVERTISING - 1.3%

CMGI, Inc. (a)                    1,600                       170,400

Interpublic Group of              250,900                     20,009,275
Companies, Inc.

Lamar Advertising Co. Class A     414,500                     15,440,125
(a)

Omnicom Group, Inc.               25,200                      1,461,600

Outdoor Systems, Inc. (a)         1,152,488                   34,574,640

Young & Rubicam, Inc. (a)         375,100                     12,143,863

                                                              83,799,903

SERVICES - 0.2%

Abacus Direct Corp. (a)           12,000                      546,000

ACNielsen Corp. (a)               151,300                     4,274,225

APAC Teleservices, Inc. (a)       21,300                      80,541

Forrester Research, Inc. (a)      25,600                      1,120,000

Professional Detailing, Inc.      9,500                       268,375

RCM Technologies, Inc. (a)        2,900                       76,850

Robert Half International,        209,650                     9,368,734
Inc. (a)

Securitas AB Class B              49,600                      770,889

Telespectrum Worldwide, Inc.      121,400                     1,191,238
(a)

                                                              17,696,852

TOTAL SERVICES                                                101,496,755

TECHNOLOGY - 24.5%

COMMUNICATIONS EQUIPMENT - 4.1%

3Com Corp. (a)                    134,200                     6,013,838



                                 SHARES                      VALUE (NOTE 1)

ADC Telecommunications, Inc.      149,400                    $ 5,191,650
(a)

Ascend Communications, Inc.       275,200                     18,094,400
(a)

Cisco Systems, Inc. (a)           1,054,200                   97,842,938

InterVoice, Inc. (a)              112,600                     3,884,700

Level One Communications,         203,000                     7,206,500
Inc. (a)

Lucent Technologies, Inc.         894,100                     98,351,000

Newbridge Networks Corp. (a)      14,100                      429,311

OY Nokia AB sponsored ADR         180,300                     21,714,881

Plantronics, Inc. (a)             50,900                      4,377,400

Tellabs, Inc. (a)                 70,000                      4,799,375

                                                              267,905,993

COMPUTER SERVICES & SOFTWARE
- 10.1%

Acxiom Corp. (a)                  73,500                      2,278,500

America Online, Inc.              728,900                     116,624,000

American Management  Systems,     32,300                      1,292,000
Inc. (a)

Aspect Development, Inc. (a)      73,500                      3,256,969

At Home Corp. Series A (a)        10,700                      794,475

Automatic Data Processing,        504,700                     40,470,631
Inc.

Bisys Group, Inc. (The) (a)       47,200                      2,436,700

BMC Software, Inc.                54,700                      2,437,569

Cadence Design Systems, Inc.      85,100                      2,531,725
(a)

CBT Group PLC sponsored ADR       212,500                     3,160,938
(a)

Ceridian Corp. (a)                548,616                     38,300,255

Check Point Software              100,000                     4,581,250
Technologies Ltd. (a)

Citrix Systems, Inc. (a)          70,800                      6,872,025

Clarify, Inc. (a)                 85,300                      2,084,519

Computer Sciences Corp.           42,800                      2,757,925

Compuware Corp. (a)               297,200                     23,218,750

Convergys Corp. (a)               30,200                      675,725

Dendrite International, Inc.      19,400                      484,394
(a)

DST Systems, Inc. (a)             83,850                      4,784,691

E Trade Group, Inc. (a)           7,200                       336,825

ECI Telecom Ltd.                  68,600                      2,443,875

Electronics for Imaging, Inc.     127,900                     5,116,000
(a)

Engineering Animation, Inc.       5,300                       286,200
(a)

Equant NV (Reg.) (a)              33,700                      2,285,281

Exodus Communications, Inc.       54,500                      3,501,625
(a)

Fiserv, Inc. (a)                  30,100                      1,548,269

Forsoft Ltd. (a) (e)              831,800                     8,629,925

Gerber Scientific, Inc.           19,500                      464,344

IMR Global Corp. (a)              14,300                      420,956

IMS Health, Inc.                  612,500                     46,205,469

Informix Corp. (a)                297,100                     2,933,863

International Integration,        347,400                     5,905,800
Inc. (a)

International Network             27,800                      1,848,700
Services (a)

Intuit, Inc. (a)                  43,700                      3,168,250

Iona Technologies PLC ADR (a)     3,600                       136,800

Learning Co., Inc. (The) (a)      183,200                     4,751,750

Legato Systems, Inc. (a)          96,100                      6,336,594

Lycos, Inc. (a)                   145,100                     8,062,119

Microsoft Corp. (a)               1,451,300                   201,277,169

National Computer Systems,        35,000                      1,295,000
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

NCR Corp. (a)                     100,800                    $ 4,208,400

Networks Associates, Inc. (a)     167,600                     11,103,500

Novell, Inc. (a)                  427,900                     7,755,688

Oracle Corp. (a)                  336,400                     14,507,250

Paychex, Inc.                     3,500                       180,031

Pegasus Systems, Inc. (a)         12,800                      460,800

Policy Management Systems         14,200                      717,100
Corp. (a)

Polycom, Inc. (a)                 133,100                     2,961,475

Progress Software Corp. (a)       68,000                      2,295,000

RealNetworks, Inc. (a)            58,200                      2,087,925

Sabre Group Holdings, Inc.        159,100                     7,079,950
Class A (a)

Siebel Systems, Inc. (a)          124,000                     4,208,250

SunGard Data Systems, Inc. (a)    3,600                       142,875

Synopsys, Inc. (a)                184,400                     10,003,700

Transaction Systems               23,500                      1,175,000
Architects, Inc. Class A (a)

VeriSign, Inc. (a)                79,700                      4,712,263

Veritas Software Corp. (a)        3,500                       209,781

Visual Networks, Inc. (a)         47,000                      1,762,500

Wall Data, Inc. (a)               3,300                       79,200

Whittman-Hart, Inc. (a)           36,400                      1,005,550

Wind River Systems, Inc. (a)      21,800                      1,024,600

Yahoo!, Inc. (a)                  57,200                      13,552,825

                                                              657,231,518

COMPUTERS & OFFICE EQUIPMENT
- 4.3%

Apple Computer, Inc. (a)          162,600                     6,656,438

Bell & Howell Co. (a)             300                         11,344

CDW Computer Centers, Inc. (a)    12,800                      1,228,000

Dell Computer Corp. (a)           576,200                     42,170,638

EMC Corp. (a)                     729,400                     61,999,000

Fore Systems, Inc. (a)            92,600                      1,695,738

International Business            112,800                     20,839,800
Machines Corp.

Lexmark International Group,      80,500                      8,090,250
Inc. (a)

Network Appliance, Inc.           136,800                     6,156,000

Psion PLC                         31,974                      307,856

Seagate Technology, Inc. (a)      495,600                     14,991,900

Silicon Graphics, Inc. (a)        138,000                     1,776,750

Sun Microsystems, Inc. (a)        216,300                     18,520,688

Symbol Technologies, Inc.         360,000                     23,017,500

Unisys Corp. (a)                  1,742,010                   59,990,469

Xerox Corp.                       135,700                     16,012,600

                                                              283,464,971

ELECTRONIC INSTRUMENTS - 1.3%

Applied Materials, Inc. (a)       345,400                     14,744,263

Perkin-Elmer Corp.                197,300                     19,249,081

Teradyne, Inc. (a)                175,800                     7,449,525

Thermo Electron Corp. (a)         684,900                     11,600,494

Thermo Instrument Systems,        162,100                     2,441,631
Inc. (a)



                                 SHARES                      VALUE (NOTE 1)

Varian Associates, Inc.           107,000                    $ 4,052,625

Waters Corp. (a)                  314,800                     27,466,300

                                                              87,003,919

ELECTRONICS - 4.7%

Altera Corp. (a)                  76,900                      4,681,288

AMP, Inc.                         56,300                      2,931,119

Analog Devices, Inc. (a)          63,100                      1,979,763

Applied Micro Circuits Corp.      18,800                      638,613
(a)

C-Cube Microsystems, Inc. (a)     100,700                     2,731,488

Celestica, Inc. (sub-vtg.) (a)    102,100                     2,521,647

Genesis Microchip, Inc. (a)       14,700                      356,475

Intel Corp.                       998,000                     118,325,375

International Rectifier Corp.     137,400                     1,339,650
(a)

Kent Electronics Corp. (a)        197,100                     2,513,025

Linear Technology Corp.           150,000                     13,434,375

Maxim Integrated Products,        153,600                     6,710,400
Inc. (a)

Micron Technology, Inc. (a)       10,100                      510,681

Motorola, Inc.                    332,800                     20,321,600

NeoMagic Corp. (a)                50,200                      1,110,675

PMC-Sierra, Inc. (a)              29,100                      1,836,938

QLogic Corp. (a)                  7,100                       929,213

Rambus, Inc. (a)                  100,900                     9,711,625

Sanmina Corp. (a)                 26,500                      1,656,250

Solectron Corp. (a)               10,200                      947,963

STMicroelectronics NV (a)         70,500                      5,503,406

Texas Instruments, Inc.           741,100                     63,410,369

Uniphase Corp. (a)                124,200                     8,616,375

Vitesse Semiconductor Corp.       701,100                     31,987,688
(a)

Xilinx, Inc. (a)                  28,800                      1,875,600

                                                              306,581,601

TOTAL TECHNOLOGY                                              1,602,188,002

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.5%

Southwest Airlines Co.            748,525                     16,795,030

Viad Corp.                        574,100                     17,438,288

                                                              34,233,318

RAILROADS - 0.1%

Burlington Northern Santa Fe      157,000                     5,298,750
Corp.

TRUCKING & FREIGHT - 0.3%

C.H. Robinson Worldwide, Inc.     193,000                     5,005,938

Swift Transportation Co.,         398,800                     11,178,862
Inc. (a)

                                                              16,184,800

TOTAL TRANSPORTATION                                          55,716,868

UTILITIES - 13.9%

CELLULAR - 1.3%

AirTouch Communications, Inc.     775,500                     55,932,938
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE  (NOTE 1)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

SkyTel Communications, Inc.       488,850                    $ 10,815,806
(a)

Vodafone Group PLC sponsored      100,100                     16,128,613
ADR

                                                              82,877,357

ELECTRIC UTILITY - 0.5%

CMS Energy Corp.                  94,300                      4,567,656

Entergy Corp.                     250,700                     7,803,038

IPALCO Enterprises, Inc.          97,400                      5,399,613

PG&E Corp.                        229,500                     7,229,250

Unicom Corp.                      216,700                     8,356,494

                                                              33,356,051

TELEPHONE SERVICES - 12.1%

ALLTEL Corp.                      685,600                     41,007,450

Ameritech Corp.                   396,100                     25,102,838

AT&T Corp.                        1,421,100                   106,937,775

Bell Atlantic Corp.               669,400                     38,030,288

BellSouth Corp.                   769,600                     38,383,800

Esprit Telecom Group PLC          55,900                      2,613,325
sponsored ADR

Global Crossing Ltd. (a)          91,100                      4,110,888

Global TeleSystems Group,         103,900                     5,792,425
Inc. (a)

GTE Corp.                         571,600                     38,547,275

MCI WorldCom, Inc. (a)            4,903,746                   351,843,741

McLeodUSA, Inc. Class A (a)       115,100                     3,596,875

NEXTLINK Communications, Inc.     38,400                      1,089,600
 Class A (a)

Qwest Communications              1,113,502                   55,675,100
International, Inc. (a)

SBC Communications, Inc.          713,690                     38,271,626

Sprint Corp. (FON Group)          334,000                     28,097,750

Telefonica de Espana SA           20,500                      911,368

Telefonica de Espana SA           20,500                      18,198
rights 12/31/99 (a)

U.S. WEST, Inc.                   166,000                     10,727,750

                                                              790,758,072

TOTAL UTILITIES                                               906,991,480

TOTAL COMMON STOCKS                                           5,935,613,670
(Cost $4,018,826,900)


CONVERTIBLE BONDS - 0.0%

MOODY'S RATINGS (UNAUDITED) (C)            PRINCIPAL AMOUNT                VALUE  (NOTE 1)

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

Jacor Communications, Inc.        B3       $ 302,000                       $ 268,025
liquid yield option notes
0%, 6/12/11 (Cost $153,710)

U.S. TREASURY OBLIGATIONS -
2.4%

U.S. Treasury Bills, yield at     -         2,200,000                       2,195,408
date of purchase 4.4% to
4.54% 1/21/99 (d)

U.S. Treasury Bonds:

6.125% 11/15/27                   Aaa       1,000,000                       1,119,370

6.5% 11/15/26                     Aaa       39,000,000                      45,349,590

6.75% 8/15/26                     Aaa       36,900,000                      44,205,093

6.875% 8/15/25                    Aaa       36,500,000                      44,239,095

7.625% 2/15/25                    Aaa       15,500,000                      20,377,695

TOTAL U.S. TREASURY OBLIGATIONS                                             157,486,251
(Cost $142,460,526)

CASH EQUIVALENTS - 6.9%

                                            SHARES

Taxable Central Cash Fund (b)               451,467,287                    451,467,287
(Cost $451,467,287)

TOTAL INVESTMENT IN                                                        $ 6,544,835,233
SECURITIES - 100%
(Cost $4,612,908,423)



FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

39 S&P 500 Stock Index  Mar. 1999            $ 12,143,625                         $ 56,143
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN SECURITIES - 0.2%

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $997,913.

(e) Transactions during the period with companies which are or were affiliates are as follows: (see Note 10 of Notes to Financial
Statements)

              PURCHASE  SALES       DIVIDEND  VALUE
AFFILIATE     COST      COST        INCOME
Forsoft Ltd.  $ -       $ 5,437,500 $ -       $ 8,629,925

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $10,336,562,924 and $9,312,066,796, respectively, of which long-term U.S. government and government agency obligations aggregated $419,162,101 and $479,323,141, respectively (see Note 3 of Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $450,154,040 and $437,277,478, respectively (see
Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,493,029 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,699,706,961. Net unrealized appreciation aggregated $1,845,128,272, of which $1,893,495,733 related to appreciated investment securities and $48,367,461 related to depreciated investment securities.

The fund hereby designates approximately $93,262,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities,  at                $ 6,544,835,233
value (cost $4,612,908,423)
- See accompanying schedule

Cash                                          344,405

Foreign currency held at                      372,063
value  (cost $371,552)

Receivable for investments                    14,050,249
sold

Receivable for fund shares                    3,654,053
sold

Dividends receivable                          3,257,304

Interest receivable                           4,499,775

Receivable for daily                          33,150
variation on futures
contracts

Other receivables                             423,282

 TOTAL ASSETS                                 6,571,469,514

LIABILITIES

Payable for investments        $ 17,014,328
purchased

Payable for fund shares         9,908,071
redeemed

Accrued management fee          2,966,694

Distribution fees payable       11,335

Other payables and  accrued     423,406
expenses

 TOTAL LIABILITIES                            30,323,834

NET ASSETS                                   $ 6,541,145,680

Net Assets consist of:

Paid in capital                              $ 4,419,510,321

Undistributed net investment                  30,790,900
income

Accumulated undistributed net                 158,840,397
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   1,932,004,062
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 6,541,145,680

INITIAL CLASS: NET ASSET                      $24.44
VALUE, offering price   and
redemption price per share
($6,388,592,487 (divided by)
261,430,915   shares)

SERVICE CLASS: NET ASSET                      $24.42
VALUE, offering price and
redemption price per share
($152,553,193 (divided by)
6,247,657   shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                                $ 28,607,949
Dividends

Interest                                          35,660,587

 TOTAL INCOME                                     64,268,536

EXPENSES

Management fee                   $ 29,603,506

Transfer agent fees               3,379,452

Distribution fees - Service       60,572
Class

Accounting fees and expenses      822,681

Non-interested trustees'          17,749
compensation

Custodian fees and expenses       430,401

Registration fees                 83,542

Audit                             51,754

Legal                             45,787

Miscellaneous                     567,803

 Total expenses before            35,063,247
reductions

 Expense reductions               (1,873,382)     33,189,865

NET INVESTMENT INCOME                             31,078,671

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized loss on:

 Investment securities            177,510,014
(including   realized gain
(loss) of   ($2,456,447) on
sales of   investments in
affiliated issuers)

 Foreign currency transactions    171,443

 Futures contracts                (789,079)       176,892,378

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,158,329,365

 Assets and liabilities in        37,483
foreign currencies

 Futures contracts                56,143          1,158,422,991

NET GAIN (LOSS)                                   1,335,315,369

NET INCREASE (DECREASE) IN                       $ 1,366,394,040
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                                $ 1,857,964
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                               15,418

                                                 $ 1,873,382

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 31,078,671                  $ 29,698,431
income

 Net realized gain (loss)       176,892,378                   204,568,956

 Change in net unrealized       1,158,422,991                 450,977,419
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,366,394,040                 685,244,806
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (29,014,734)                  (21,846,321)
From net investment income

 From net realized gain         (213,465,544)                 (57,736,705)

 TOTAL DISTRIBUTIONS            (242,480,278)                 (79,583,026)

Share transactions - net        1,305,641,290                 1,111,825,789
increase (decrease)

  TOTAL INCREASE (DECREASE)     2,429,555,052                 1,717,487,569
IN NET ASSETS

NET ASSETS

 Beginning of period            4,111,590,628                 2,394,103,059

 End of period (including      $ 6,541,145,680               $ 4,111,590,628
undistributed net investment
income of $30,790,900 and
$28,707,467, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                   YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS          SHARES                        DOLLARS

Share transactions Initial   78,130,341                   $ 1,666,803,775   80,344,594                   $ 1,456,514,379
Class  Sold

  Reinvested                 12,506,721                    242,005,046      4,834,935                     79,583,026

  Redeemed                   (35,242,800)                  (730,882,335)    (23,702,843)                  (427,936,465)

  Net increase (decrease)    55,394,262                   $ 1,177,926,486   61,476,686                   $ 1,108,160,940

 Service Class A  Sold       6,109,863                    $ 128,808,187     186,727                      $ 3,664,849

  Reinvested                 24,559                        475,234          -                             -

  Redeemed                   (73,492)                      (1,568,617)      -                             -

  Net increase (decrease)    6,060,930                    $ 127,714,804     186,727                      $ 3,664,849

Distributions From net                                    $ 28,957,869                                   $ 21,846,321
investment income  Initial
Class

  Service Class                                            56,865                                         -

  Total                                                   $ 29,014,734                                   $ 21,846,321

 From net realized gain                                   $ 213,047,177                                  $ 57,736,705
Initial Class

  Service Class                                            418,367                                        -

  Total                                                   $ 213,465,544                                  $ 57,736,705

                                                          $ 242,480,278                                  $ 79,583,026

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995 F

Net asset value, beginning of    $ 19.94                   $ 16.56      $ 13.79      $ 10.00
period

Income from Investment
Operations

 Net investment income            .13 D                     .16 D        .14          .06

 Net realized and unrealized      5.54                      3.73         2.76         3.91
gain (loss)

 Total from investment            5.67                      3.89         2.90         3.97
operations

Less Distributions

 From net investment income       (.14)                     (.14)        -            (.06)

 From net realized gain           (1.03)                    (.37)        (.13)        (.12)

 Total distributions              (1.17)                    (.51)        (.13)        (.18)

Net asset value, end of period   $ 24.44                   $ 19.94      $ 16.56      $ 13.79

TOTAL RETURN B, C                 29.98%                    24.14%       21.22%       39.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,388,592               $ 4,107,868  $ 2,394,103  $ 877,000
(000 omitted)

Ratio of expenses to average      .70%                      .71%         .74%         .72%
net assets

Ratio of expenses to average      .66% G                    .68% G       .71% G       .72%
net assets after expense
reductions

Ratio of net investment           .62%                      .90%         1.33%        1.07%
income to average net assets

Portfolio turnover                201%                      142%         178%         132%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 19.93                   $ 19.99
period

Income from Investment
Operations

 Net investment income D          .11                       .03

 Net realized and unrealized      5.55                      (.09)
gain (loss)

 Total from investment            5.66                      (.06)
operations

Less Distributions

 From net investment income       (.14)                     -

 From net realized gain           (1.03)                    -

 Total distributions              (1.17)                    -

Net asset value, end of period   $ 24.42                   $ 19.93

TOTAL RETURN B, C                 29.94%                    (.30)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 152,553                 $ 3,722
(000 omitted)

Ratio of expenses to average      .80%                      .81% A
net assets

Ratio of expenses to average      .75% G                    .78% A, G
net assets after expense
reductions

Ratio of net investment           .53%                      1.14% A
income to average net assets

Portfolio turnover                201%                      142%

A ANNUALIZED

B TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. Total returns for
periods of less than one
year are not annualized.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FOR THE PERIOD JANUARY 3,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: GROWTH - "INITIAL CLASS"  39.49%       21.74%        19.41%

S&P 500(registered trademark)  28.58%       24.06%        19.21%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER 10 YEARS
             VIP Growth                  S&P 500
             00151                       SP001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10716.72                    10732.00
  1989/02/28      10494.88                    10464.77
  1989/03/31      10812.15                    10708.60
  1989/04/30      11383.95                    11264.38
  1989/05/31      11791.14                    11720.59
  1989/06/30      11635.19                    11653.78
  1989/07/31      12674.82                    12706.12
  1989/08/31      12891.41                    12955.15
  1989/09/30      13004.04                    12902.04
  1989/10/31      12640.17                    12602.71
  1989/11/30      12848.10                    12859.81
  1989/12/31      13151.32                    13168.44
  1990/01/31      12388.93                    12284.84
  1990/02/28      12507.27                    12443.31
  1990/03/31      12660.12                    12773.06
  1990/04/30      12291.47                    12453.74
  1990/05/31      13379.45                    13667.97
  1990/06/30      13658.19                    13575.03
  1990/07/31      13442.39                    13531.59
  1990/08/31      12057.69                    12308.34
  1990/09/30      10816.85                    11708.92
  1990/10/31      10430.21                    11658.57
  1990/11/30      11275.42                    12411.72
  1990/12/31      11608.11                    12758.00
  1991/01/31      12381.38                    13314.25
  1991/02/28      13305.09                    14266.22
  1991/03/31      13706.61                    14611.46
  1991/04/30      13578.86                    14646.53
  1991/05/31      14381.91                    15279.26
  1991/06/30      13314.21                    14579.47
  1991/07/31      14582.67                    15258.87
  1991/08/31      15230.59                    15620.51
  1991/09/30      15349.22                    15359.65
  1991/10/31      15823.75                    15565.47
  1991/11/30      14920.32                    14938.18
  1991/12/31      16891.44                    16647.11
  1992/01/31      17922.63                    16337.47
  1992/02/29      18297.57                    16549.86
  1992/03/31      17176.16                    16227.13
  1992/04/30      16503.32                    16704.21
  1992/05/31      16363.14                    16786.06
  1992/06/30      15727.68                    16535.95
  1992/07/31      16335.11                    17212.27
  1992/08/31      15886.55                    16859.42
  1992/09/30      16166.90                    17058.36
  1992/10/31      16793.02                    17118.06
  1992/11/30      17914.42                    17701.79
  1992/12/31      18465.78                    17919.52
  1993/01/31      18830.23                    18070.05
  1993/02/28      18442.05                    18315.80
  1993/03/31      19177.44                    18702.26
  1993/04/30      18976.88                    18249.67
  1993/05/31      20390.35                    18738.76
  1993/06/30      20600.46                    18793.10
  1993/07/31      20543.16                    18717.93
  1993/08/31      21574.62                    19427.34
  1993/09/30      21975.74                    19277.75
  1993/10/31      22185.85                    19676.80
  1993/11/30      21288.10                    19489.87
  1993/12/31      22042.59                    19725.69
  1994/01/31      22596.52                    20396.37
  1994/02/28      22363.46                    19843.63
  1994/03/31      21347.40                    18978.44
  1994/04/30      21479.49                    19221.37
  1994/05/31      20981.62                    19536.60
  1994/06/30      19914.76                    19057.95
  1994/07/31      20605.68                    19683.05
  1994/08/31      21774.15                    20490.06
  1994/09/30      21509.97                    19988.05
  1994/10/31      22383.78                    20437.78
  1994/11/30      21489.65                    19693.44
  1994/12/31      22038.32                    19985.49
  1995/01/31      21621.74                    20503.72
  1995/02/28      22517.15                    21302.75
  1995/03/31      23334.47                    21931.39
  1995/04/30      24121.14                    22577.27
  1995/05/31      25061.06                    23479.68
  1995/06/30      27278.04                    24025.12
  1995/07/31      29975.20                    24821.79
  1995/08/31      30342.99                    24884.09
  1995/09/30      31129.66                    25934.20
  1995/10/31      30812.95                    25841.62
  1995/11/30      30792.52                    26976.06
  1995/12/31      29832.16                    27495.62
  1996/01/31      30302.12                    28431.57
  1996/02/29      31318.08                    28695.13
  1996/03/31      31438.96                    28971.47
  1996/04/30      32669.70                    29398.51
  1996/05/31      33691.66                    30156.69
  1996/06/30      33032.33                    30271.59
  1996/07/31      30504.91                    28934.19
  1996/08/31      31416.98                    29544.41
  1996/09/30      33526.83                    31207.17
  1996/10/31      33449.91                    32067.87
  1996/11/30      35307.01                    34491.88
  1996/12/31      34219.12                    33808.59
  1997/01/31      36186.12                    35920.96
  1997/02/28      35363.51                    36202.58
  1997/03/31      33381.79                    34715.01
  1997/04/30      34987.67                    36787.50
  1997/05/31      37413.57                    39027.12
  1997/06/30      38951.12                    40775.54
  1997/07/31      41878.15                    44020.05
  1997/08/31      40260.88                    41554.04
  1997/09/30      42595.67                    43829.96
  1997/10/31      40989.79                    42366.04
  1997/11/30      42162.88                    44327.16
  1997/12/31      42253.99                    45088.26
  1998/01/31      42823.45                    45586.93
  1998/02/28      46040.54                    48874.66
  1998/03/31      47656.23                    51377.53
  1998/04/30      48588.86                    51894.39
  1998/05/31      47340.97                    51002.33
  1998/06/30      50335.91                    53074.04
  1998/07/31      51360.49                    52508.80
  1998/08/31      42979.93                    44917.08
  1998/09/30      47419.79                    47794.47
  1998/10/31      50769.38                    51682.07
  1998/11/30      54302.88                    54814.52
  1998/12/31      58939.77                    57972.94
IMATRL PRASUN   SHR__CHT 19981231 19990126 140641 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Growth Portfolio on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $58,940 - a 489.40% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $57,973 - a 479.73% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Microsoft Corp.                 4.6

Philip Morris Companies, Inc.   3.4

Merck & Co., Inc.               3.1

Lilly (Eli) & Co.               2.6

Pfizer, Inc.                    2.3

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

TECHNOLOGY                      29.3

HEALTH                          17.9

RETAIL & WHOLESALE              8.4

MEDIA & LEISURE                 8.3

FINANCE                         6.7

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
(% OF FUND'S INVESTMENTS)
Row: 1, Col: 1, Value: 8.5
Row: 1, Col: 2, Value: 91.5
Stocks  91.5%
Short-term investments 8.5%
*FOREIGN INVESTMENTS 3.7%

VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: GROWTH - SERVICE CLASS  39.38%       21.71%        19.40%

S&P 500                      28.58%       24.06%        19.21%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER 10 YEARS
             VIP Growth - CL S           S&P 500
             00472                       SP001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10716.72                    10732.00
  1989/02/28      10494.88                    10464.77
  1989/03/31      10812.15                    10708.60
  1989/04/30      11383.95                    11264.38
  1989/05/31      11791.14                    11720.59
  1989/06/30      11635.19                    11653.78
  1989/07/31      12674.82                    12706.12
  1989/08/31      12891.41                    12955.15
  1989/09/30      13004.04                    12902.04
  1989/10/31      12640.17                    12602.71
  1989/11/30      12848.10                    12859.81
  1989/12/31      13151.32                    13168.44
  1990/01/31      12388.93                    12284.84
  1990/02/28      12507.27                    12443.31
  1990/03/31      12660.12                    12773.06
  1990/04/30      12291.47                    12453.74
  1990/05/31      13379.45                    13667.97
  1990/06/30      13658.19                    13575.03
  1990/07/31      13442.39                    13531.59
  1990/08/31      12057.69                    12308.34
  1990/09/30      10816.85                    11708.92
  1990/10/31      10430.21                    11658.57
  1990/11/30      11275.42                    12411.72
  1990/12/31      11608.11                    12758.00
  1991/01/31      12381.38                    13314.25
  1991/02/28      13305.09                    14266.22
  1991/03/31      13706.61                    14611.46
  1991/04/30      13578.86                    14646.53
  1991/05/31      14381.91                    15279.26
  1991/06/30      13314.21                    14579.47
  1991/07/31      14582.67                    15258.87
  1991/08/31      15230.59                    15620.51
  1991/09/30      15349.22                    15359.65
  1991/10/31      15823.75                    15565.47
  1991/11/30      14920.32                    14938.18
  1991/12/31      16891.44                    16647.11
  1992/01/31      17922.63                    16337.47
  1992/02/29      18297.57                    16549.86
  1992/03/31      17176.16                    16227.13
  1992/04/30      16503.32                    16704.21
  1992/05/31      16363.14                    16786.06
  1992/06/30      15727.68                    16535.95
  1992/07/31      16335.11                    17212.27
  1992/08/31      15886.55                    16859.42
  1992/09/30      16166.90                    17058.36
  1992/10/31      16793.02                    17118.06
  1992/11/30      17914.42                    17701.79
  1992/12/31      18465.78                    17919.52
  1993/01/31      18830.23                    18070.05
  1993/02/28      18442.05                    18315.80
  1993/03/31      19177.44                    18702.26
  1993/04/30      18976.88                    18249.67
  1993/05/31      20390.35                    18738.76
  1993/06/30      20600.46                    18793.10
  1993/07/31      20543.16                    18717.93
  1993/08/31      21574.62                    19427.34
  1993/09/30      21975.74                    19277.75
  1993/10/31      22185.85                    19676.80
  1993/11/30      21288.10                    19489.87
  1993/12/31      22042.59                    19725.69
  1994/01/31      22596.52                    20396.37
  1994/02/28      22363.46                    19843.63
  1994/03/31      21347.40                    18978.44
  1994/04/30      21479.49                    19221.37
  1994/05/31      20981.62                    19536.60
  1994/06/30      19914.76                    19057.95
  1994/07/31      20605.68                    19683.05
  1994/08/31      21774.15                    20490.06
  1994/09/30      21509.97                    19988.05
  1994/10/31      22383.78                    20437.78
  1994/11/30      21489.65                    19693.44
  1994/12/31      22038.32                    19985.49
  1995/01/31      21621.74                    20503.72
  1995/02/28      22517.15                    21302.75
  1995/03/31      23334.47                    21931.39
  1995/04/30      24121.14                    22577.27
  1995/05/31      25061.06                    23479.68
  1995/06/30      27278.04                    24025.12
  1995/07/31      29975.20                    24821.79
  1995/08/31      30342.99                    24884.09
  1995/09/30      31129.66                    25934.20
  1995/10/31      30812.95                    25841.62
  1995/11/30      30792.52                    26976.06
  1995/12/31      29832.16                    27495.62
  1996/01/31      30302.12                    28431.57
  1996/02/29      31318.08                    28695.13
  1996/03/31      31438.96                    28971.47
  1996/04/30      32669.70                    29398.51
  1996/05/31      33691.66                    30156.69
  1996/06/30      33032.33                    30271.59
  1996/07/31      30504.91                    28934.19
  1996/08/31      31416.98                    29544.41
  1996/09/30      33526.83                    31207.17
  1996/10/31      33449.91                    32067.87
  1996/11/30      35307.01                    34491.88
  1996/12/31      34219.12                    33808.59
  1997/01/31      36186.12                    35920.96
  1997/02/28      35363.51                    36202.58
  1997/03/31      33381.79                    34715.01
  1997/04/30      34987.67                    36787.50
  1997/05/31      37413.57                    39027.12
  1997/06/30      38951.12                    40775.54
  1997/07/31      41878.15                    44020.05
  1997/08/31      40260.88                    41554.04
  1997/09/30      42595.67                    43829.96
  1997/10/31      40989.79                    42366.04
  1997/11/30      42151.49                    44327.16
  1997/12/31      42242.60                    45088.26
  1998/01/31      42812.06                    45586.93
  1998/02/28      46029.22                    48874.66
  1998/03/31      47644.98                    51377.53
  1998/04/30      48577.65                    51894.39
  1998/05/31      47316.57                    51002.33
  1998/06/30      50311.62                    53074.04
  1998/07/31      51323.11                    52508.80
  1998/08/31      42942.22                    44917.08
  1998/09/30      47382.25                    47794.47
  1998/10/31      50718.85                    51682.07
  1998/11/30      54252.48                    54814.52
  1998/12/31      58876.42                    57972.94
IMATRL PRASUN   SHR__CHT 19981231 19990129 134414 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Growth Portfolio - Service Class on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $58,876 - a 488.76% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $57,973 - a 479.73% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Microsoft Corp.                 4.6

Philip Morris Companies, Inc.   3.4

Merck & Co., Inc.               3.1

Lilly (Eli) & Co.               2.6

Pfizer, Inc.                    2.3

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

TECHNOLOGY                      29.3

HEALTH                          17.9

RETAIL & WHOLESALE              8.4

MEDIA & LEISURE                 8.3

FINANCE                         6.7

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
(% OF FUND'S INVESTMENTS)
Row: 1, Col: 1, Value: 8.5
Row: 1, Col: 2, Value: 91.5
Stocks  91.5%
Short-term investments 8.5%
*FOREIGN INVESTMENTS 3.7%

VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Jennifer Uhrig)

An interview with
Jennifer Uhrig,
Portfolio Manager of Growth Portfolio

Q. HOW DID THE FUND PERFORM, JENNIFER?

A. Very well. For the 12 months that ended December 31, 1998, the fund provided a higher return than the Standard & Poor's 500 Index, which returned 28.58% during that time.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG SHOWING?

A. My focus on three of the market's primary growth areas - technology, retail and health care - was quite beneficial. These industries in general - and specifically the fund's investments in several of the larger, more well-known companies within them - registered impressive performances during the period. Other positive factors included not owning much in the way of consumer nondurable stocks, such as Procter & Gamble and Coca-Cola, as well as the fund's minor exposure - relative to the S&P 500 - to finance and cyclical stocks, which struggled during the period.

Q. CAN YOU ISOLATE SOME OF THE FUND'S LARGE-COMPANY INVESTMENTS IN THE TECHNOLOGY, RETAIL AND HEALTH CARE GROUPS THAT PERFORMED WELL?

A. Sure. In the technology field, Microsoft continued to be a stalwart due to its strong product lineup and its pricing power. Cisco Systems, a company that specializes in communications networking, and Dell Computers - which has mastered the process of selling PCs directly to consumers - were positive contributors. Retail-related investments such as Home Depot and Wal-Mart, meanwhile, benefited from good management execution and solid consumer spending trends. Lastly, several of the fund's health care positions - most notably in the pharmaceuticals area - performed exceptionally well. The fund's stakes in Merck and Warner-Lambert, to name just two, prospered due to strong product introductions, more generous medical plans for U.S. employees
- and thus more access to prescription drugs - and the overall aging of the U.S. population.

Q. DID ANY TRENDS EMERGE AS BYPRODUCTS OF THE UP-AND-DOWN INVESTING CLIMATE WE SAW DURING THE PERIOD?

A. There was a wide disparity between the stock price valuations of smaller companies and those of larger companies. Large-cap stocks did very well, thanks in large part to the backdrop of global and domestic economic uncertainty. When investors are concerned about the economy, they tend to favor the stocks of larger companies because larger companies typically have the resources in place to weather a potential business slowdown. At the same time, investors stayed away from small companies and other companies that were viewed as being more vulnerable to a weakening economy.

Q. ASIDE FROM SOME OF THE NAMES YOU'VE MENTIONED, WHICH OTHER STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?

A. WorldCom - now known as MCI WorldCom - and Yahoo! were good stocks for the fund. WorldCom benefited from its merger with MCI and the potential to grow its earnings rapidly through cost reductions. Yahoo! was boosted by the continued popularity of the Internet. Energy services stocks, on the other hand, slumped as oil prices fell sharply. Warm weather trends and the inability of OPEC to cut enough supply to support prices hurt the fund's positions in both Schlumberger and Halliburton. These companies make their money by selling equipment for oil drilling, and the low price of oil discouraged additional drilling projects. I'm sticking with these types of stocks, though, because oil is at unusually low price levels and some company profiles look good to me over the long term.

Q. WHAT'S YOUR OUTLOOK?

A. The disparity in performance between large and small stocks as well as between growth and cyclicals has been extreme. Many cyclicals are selling at prices that fully discount a recession; in fact, many are at all-time lows. In contrast, many high-quality growth stocks are at historically high valuations. The Federal Reserve Board's three interest-rate cuts during the period seem to underscore that economic policy is now more concerned about recession than inflation. This may give some investors the courage to invest in some of these more economically sensitive areas, especially given the values they offer. In light of this possibility, the fund may add to small- and medium-cap stocks where the business prospects are favorable. In addition, the fund may add to stocks within the traditional growth areas that may have cyclical characteristics. An example of this in the technology area is semiconductor capital equipment, while one in the retail group would be department stores.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

START DATE: October 9, 1986

SIZE: as of December 31, 1998, more than $11.3 billion

MANAGER: Jennifer Uhrig, since 1997; joined
Fidelity in 1987

VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.5%

                                 SHARES                          VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.2%

Boeing Co.                        881,100                        $ 28,745,888

BASIC INDUSTRIES - 2.6%

CHEMICALS & PLASTICS - 1.2%

Cytec Industries, Inc. (a)        1,215,200                       25,823,000

Great Lakes Chemical Corp.        1,372,700                       54,908,000

Monsanto Co.                      800,700                         38,033,250

Solutia, Inc.                     939,500                         21,021,313

                                                                  139,785,563

METALS & MINING - 0.3%

Alcoa, Inc.                       467,100                         34,828,144

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc. (a)          889,000                         27,225,625

PAPER & FOREST PRODUCTS - 0.8%

Champion International Corp.      824,100                         33,376,050

Georgia-Pacific Corp.             484,800                         28,391,100

Weyerhaeuser Co.                  660,900                         33,581,981

                                                                  95,349,131

TOTAL BASIC INDUSTRIES                                            297,188,463

CONSTRUCTION & REAL ESTATE -
0.0%

ENGINEERING - 0.0%

Stolt Comex Seaway SA             567,000                         3,827,250

Stolt Comex Seaway SA             192,850                         1,084,781
sponsored ADR Class A

                                                                  4,912,031

DURABLES - 0.7%

AUTOS, TIRES, & ACCESSORIES -
0.3%

TRW, Inc.                         508,500                         28,571,344

TEXTILES & APPAREL - 0.4%

Fruit of the Loom, Inc. Class     1,058,800                       14,624,675
A (a)

NIKE, Inc. Class B                831,300                         33,719,606

                                                                  48,344,281

TOTAL DURABLES                                                    76,915,625

ENERGY - 4.5%

ENERGY SERVICES - 1.6%

Baker Hughes, Inc.                1,364,270                       24,130,526

BJ Services Co. (a)               1,012,300                       15,817,188

Coflexip SA sponsored ADR         767,400                         24,652,725

Halliburton Co.                   1,597,200                       47,317,050

Schlumberger Ltd.                 1,183,200                       54,575,100

Smith International, Inc.         806,000                         20,301,125

                                                                  186,793,714

OIL & GAS - 2.9%

Amerada Hess Corp.                439,400                         21,860,150

Exxon Corp.                       1,495,600                       109,365,750

Newfield Exploration Co. (a)      1,057,400                       22,073,225

Noble Affiliates, Inc.            947,200                         23,324,800



                                 SHARES                          VALUE (NOTE 1)

Oryx Energy Co. (a)               551,200                        $ 7,406,750

Tosco Corp.                       2,182,600                       56,474,775

Total SA sponsored ADR            558,000                         27,760,500

USX-Marathon Group                888,200                         26,757,025

Vastar Resources, Inc.            294,600                         12,723,038

Weatherford International,        1,223,740                       23,709,963
Inc. (a)

                                                                  331,455,976

TOTAL ENERGY                                                      518,249,690

FINANCE - 6.7%

BANKS - 0.5%

Bank of Ireland, Inc.             1,778,520                       38,750,019

U.S. Bancorp                      699,200                         24,821,600

                                                                  63,571,619

CREDIT & OTHER FINANCE - 1.3%

American Express Co.              912,500                         93,303,125

Household International, Inc.     1,322,538                       52,405,568

                                                                  145,708,693

FEDERAL SPONSORED CREDIT - 2.3%

Fannie Mae                        2,211,700                       163,665,800

Freddie Mac                       1,580,900                       101,869,244

                                                                  265,535,044

INSURANCE - 2.1%

Allmerica Financial Corp.         650,110                         37,625,116

Ambac Financial Group, Inc.       542,800                         32,669,775

American International Group,     623,875                         60,281,922
Inc.

Progressive Corp.                 401,100                         67,936,313

UNUM Corp.                        728,500                         42,526,188

                                                                  241,039,314

SAVINGS & LOANS - 0.4%

Washington Mutual, Inc.           1,157,700                       44,209,669

SECURITIES INDUSTRY - 0.1%

Schwab (Charles) Corp.            243,400                         13,676,038

TOTAL FINANCE                                                     773,740,377

HEALTH - 17.9%

DRUGS & PHARMACEUTICALS - 15.2%

American Home Products Corp.      1,102,400                       62,078,900

Amgen, Inc. (a)                   971,700                         101,603,381

Biogen, Inc. (a)                  539,300                         44,761,900

Bristol-Myers Squibb Co.          912,900                         122,157,431

Elan Corp. PLC ADR (a)            904,100                         62,891,456

Lilly (Eli) & Co.                 3,294,100                       292,763,138

Medimmune, Inc. (a)               121,500                         12,081,656

Merck & Co., Inc.                 2,401,500                       354,671,531

Pfizer, Inc.                      2,139,500                       268,373,531

Schering-Plough Corp.             2,653,300                       146,594,825

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Sepracor, Inc. (a)                510,500                        $ 44,987,813

Warner-Lambert Co.                3,059,700                       230,051,194

                                                                  1,743,016,756

MEDICAL EQUIPMENT & SUPPLIES
- 2.3%

Guidant Corp.                     820,900                         90,504,225

Johnson & Johnson                 1,626,200                       136,397,525

Medtronic, Inc.                   526,000                         39,055,500

                                                                  265,957,250

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Health Management Associates,     1,843,550                       39,866,769
Inc. Class A (a)

TOTAL HEALTH                                                      2,048,840,775

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.7%

ELECTRICAL EQUIPMENT - 1.2%

Alcatel Alsthom Compagnie         163,900                         20,026,532
Generale d'Electricite SA
(RFD)

Alcatel Alsthom Compagnie         384,434                         9,394,606
Generale d'Electricite SA
sponsored ADR

General Electric Co.              1,054,500                       107,624,906

VWR Scientific Products Corp.     148,700                         2,583,663
(a)

                                                                  139,629,707

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

ASM Lithography Holding NV (a)    1,635,500                       49,882,750

TOTAL INDUSTRIAL MACHINERY &                                      189,512,457
EQUIPMENT

MEDIA & LEISURE - 8.3%

BROADCASTING - 5.3%

Cablevision Systems Corp.         632,800                         31,758,650
Class A (a)

CBS Corp.                         2,148,600                       70,366,650

Comcast Corp. Class A             1,508,000                       88,500,750
(special)

Cox Communications, Inc.          1,059,600                       73,244,850
Class A (a)

MediaOne Group, Inc.              1,465,300                       68,869,100

Metromedia Fiber Network,         883,200                         29,587,200
Inc.  Class A (a)

NTL, Inc. (a)                     512,200                         28,907,288

Tele-Communications, Inc.         2,422,200                       133,977,938
(TCI Group) Series A (a)

Time Warner, Inc.                 1,310,923                       81,359,159

                                                                  606,571,585

ENTERTAINMENT - 0.3%

King World Productions, Inc.      875,800                         25,781,363
(a)

Tele-Communications, Inc.         399,200                         9,406,150
(TCI Ventures Group) Series
A (a)

                                                                  35,187,513



                                 SHARES                          VALUE (NOTE 1)

LEISURE DURABLES & TOYS - 0.2%

Harley-Davidson, Inc.             354,200                        $ 16,780,225

RESTAURANTS - 2.5%

Brinker International, Inc.       1,483,700                       42,841,838
(a)

Darden Restaurants, Inc.          1,774,700                       31,944,600

McDonald's Corp.                  1,550,800                       118,830,050

Outback Steakhouse, Inc. (a)      856,800                         34,164,900

Papa John's International,        277,000                         12,222,625
Inc. (a)

Tricon Global Restaurants,        965,060                         48,373,633
Inc. (a)

                                                                  288,377,646

TOTAL MEDIA & LEISURE                                             946,916,969

NONDURABLES - 5.9%

AGRICULTURE - 0.1%

Delta & Pine Land Co.             209,700                         7,758,900

FOODS - 0.1%

American Italian Pasta Co.        621,700                         16,397,338
Class A (a)

HOUSEHOLD PRODUCTS - 2.3%

Avon Products, Inc.               1,097,200                       48,551,100

Gillette Co.                      2,313,900                       111,790,294

Procter & Gamble Co.              1,145,900                       104,634,994

                                                                  264,976,388

TOBACCO - 3.4%

Philip Morris Companies, Inc.     7,247,700                       387,751,950

TOTAL NONDURABLES                                                 676,884,576

RETAIL & WHOLESALE - 8.4%

APPAREL STORES - 1.0%

Abercrombie & Fitch Co. Class     594,240                         42,042,480
A (a)

Payless ShoeSource, Inc. (a)      266,700                         12,634,913

TJX Companies, Inc.               2,050,000                       59,450,000

                                                                  114,127,393

DRUG STORES - 1.6%

CVS Corp.                         1,635,610                       89,958,550

Walgreen Co.                      1,548,700                       90,695,744

                                                                  180,654,294

GENERAL MERCHANDISE STORES -
3.0%

Consolidated Stores Corp. (a)     547,200                         11,046,600

Dayton Hudson Corp.               962,300                         52,204,775

Federated Department Stores,      1,811,000                       78,891,688
Inc. (a)

Nordstrom, Inc.                   2,372,200                       82,285,688

Saks Holdings, Inc. (a)           872,689                         27,544,247

Wal-Mart Stores, Inc.             1,189,200                       96,845,475

                                                                  348,818,473

GROCERY STORES - 0.5%

Safeway, Inc. (a)                 853,600                         52,016,250

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.3%

Barnes & Noble, Inc. (a)          780,600                         33,175,500

Best Buy Co., Inc. (a)            817,800                         50,192,475

Borders Group, Inc. (a)           304,200                         7,585,988

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Home Depot, Inc.                  1,630,200                      $ 99,747,863

Lowe's Companies, Inc.            1,147,400                       58,732,538

Staples, Inc. (a)                 361,700                         15,801,769

                                                                  265,236,133

TOTAL RETAIL & WHOLESALE                                          960,852,543

TECHNOLOGY - 29.3%

COMMUNICATIONS EQUIPMENT - 3.6%

Ascend Communications, Inc.       1,467,500                       96,488,125
(a)

Cisco Systems, Inc. (a)           1,831,925                       170,025,539

Lucent Technologies, Inc.         814,600                         89,606,000

OY Nokia AB sponsored ADR         478,400                         57,617,300

                                                                  413,736,964

COMPUTER SERVICES & SOFTWARE
- 10.0%

America Online, Inc.              226,100                         36,176,000

At Home Corp. Series A (a)        852,800                         63,320,400

Cadence Design Systems, Inc.      1,959,400                       58,292,150
(a)

Citrix Systems, Inc. (a)          489,550                         47,516,947

Compuware Corp. (a)               904,500                         70,664,063

CSG Systems International,        413,000                         32,627,000
Inc. (a)

E Trade Group, Inc. (a)           349,600                         16,354,725

Electronic Arts, Inc. (a)         479,000                         26,883,875

Electronics for Imaging, Inc.     1,008,200                       40,328,000
(a)

Legato Systems, Inc. (a)          175,900                         11,598,406

Microsoft Corp. (a)               3,823,700                       530,299,374

Oracle Corp. (a)                  1,271,300                       54,824,813

Policy Management Systems         310,600                         15,685,300
Corp. (a)

SAP AG (Systeme Anwendungen       387,800                         13,985,038
Produkte) sponsored ADR

Siebel Systems, Inc. (a)          1,932,100                       65,570,644

Veritas Software Corp. (a)        465,300                         27,888,919

Yahoo!, Inc. (a)                  162,200                         38,431,263

                                                                  1,150,446,917

COMPUTERS & OFFICE EQUIPMENT
- 6.5%

CDW Computer Centers, Inc. (a)    22,000                          2,110,625

Compaq Computer Corp.             1,792,700                       75,181,356

Dell Computer Corp. (a)           816,200                         59,735,638

EMC Corp. (a)                     882,700                         75,029,500

Ingram Micro, Inc. Class A (a)    1,039,900                       36,266,513

International Business            692,200                         127,883,950
Machines Corp.

Lexmark International Group,      656,100                         65,938,050
Inc. (a)

Maxtor Corp. (a)                  1,060,700                       14,849,800

Micron Electronics, Inc. (a)      724,500                         12,542,906

Pitney Bowes, Inc.                826,100                         54,574,231

Quantum Corp. (a)                 1,844,400                       39,193,500

Sun Microsystems, Inc. (a)        479,200                         41,031,500



                                 SHARES                          VALUE (NOTE 1)

Tech Data Corp. (a)               743,300                        $ 29,917,825

Xerox Corp.                       925,300                         109,185,400

                                                                  743,440,794

ELECTRONIC INSTRUMENTS - 2.5%

Applied Materials, Inc. (a)       1,785,500                       76,218,531

JDS Fitel, Inc. (a)               750,500                         18,633,780

KLA-Tencor Corp. (a)              1,459,300                       63,297,138

Novellus Systems, Inc. (a)        423,300                         20,953,350

Perkin-Elmer Corp.                173,300                         16,907,581

Tektronix, Inc.                   62,800                          1,887,925

Teradyne, Inc. (a)                1,513,300                       64,126,088

Waters Corp. (a)                  260,300                         22,711,175

                                                                  284,735,568

ELECTRONICS - 6.7%

Altera Corp. (a)                  889,700                         54,160,488

Intel Corp.                       2,105,100                       249,585,919

Linear Technology Corp.           391,200                         35,036,850

Micron Technology, Inc. (a)       1,501,900                       75,939,819

Motorola, Inc.                    1,840,400                       112,379,425

PMC-Sierra, Inc. (a)              216,900                         13,691,813

Taiwan Semiconductor              2,998,200                       42,536,963
Manufacturing Co. Ltd. ADR
(a)

Texas Instruments, Inc.           1,185,500                       101,434,344

Vitesse Semiconductor Corp.       535,400                         24,427,625
(a)

Xilinx, Inc. (a)                  944,400                         61,504,050

                                                                  770,697,296

TOTAL TECHNOLOGY                                                  3,363,057,539

TRANSPORTATION - 0.2%

RAILROADS - 0.2%

Wisconsin Central                 1,232,200                       21,178,438
Transportation Corp. (a)

UTILITIES - 5.1%

CELLULAR - 0.5%

Nextel Communications, Inc.       2,364,000                       55,849,500
Class A (a)

TELEPHONE SERVICES - 4.6%

AT&T Corp.                        2,006,147                       150,962,562

Global TeleSystems Group,         802,900                         44,761,675
Inc. (a)

MCI WorldCom, Inc. (a)            3,570,370                       256,174,048

McLeodUSA, Inc. Class A (a)       1,056,000                       33,000,000

NEXTLINK Communications, Inc.     191,300                         5,428,138
 Class A (a)

RCN Corp. (a)                     505,800                         8,946,338

WinStar Communications, Inc.      795,300                         31,016,700
(a)

                                                                  530,289,461

TOTAL UTILITIES                                                   586,138,961

TOTAL COMMON STOCKS                             10,493,134,332
(Cost $7,096,614,966)

CASH EQUIVALENTS - 8.5%

                                 SHARES                          VALUE (NOTE 1)

Taxable Central Cash Fund (b)     979,065,830                    $ 979,065,830
(Cost $979,065,830)

TOTAL INVESTMENT IN                                              $ 11,472,200,162
SECURITIES - 100%
(Cost $8,075,680,796)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $10,779,838,080 and $10,692,640,907, respectively (See Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,062,975 for the period (see Note 4 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $17,399,000. The weighted average interest rate was 5.88% (see Note 8 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $8,151,703,450. Net unrealized appreciation aggregated $3,320,496,712, of which $3,495,363,209 related to appreciated investment securities and $174,866,497 related to depreciated investment securities.
The fund hereby designates approximately $709,865,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 11,472,200,162
value (cost $8,075,680,796)
-  See accompanying schedule

Receivable for investments                    27,136,792
sold

Receivable for fund shares                    5,136,002
sold

Dividends receivable                          8,001,298

Interest receivable                           3,529,297

Other receivables                             1,506,250

 TOTAL ASSETS                                 11,517,509,801

LIABILITIES

Payable for investments        $ 97,812,412
purchased

Payable for fund shares         33,604,739
redeemed

Accrued management fee          5,279,108

Distribution fees payable       10,056

Other payables and  accrued     837,803
expenses

 TOTAL LIABILITIES                            137,544,118

NET ASSETS                                   $ 11,379,965,683

Net Assets consist of:

Paid in capital                              $ 6,730,837,386

Undistributed net investment                  18,972,632
income

Accumulated undistributed                     1,233,604,360
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   3,396,551,305
(depreciation) on
investments  and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 11,379,965,683

INITIAL CLASS: NET ASSET                      $44.87
VALUE, offering price   and
redemption price per share
 ($11,243,823,987 (divided
by)   250,571,227 shares)

SERVICE CLASS: NET ASSET                      $44.82
VALUE, offering price and
redemption price per share
($136,141,696 (divided by)
3,037,455 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                                $ 61,124,829
Dividends

Interest                                          17,424,592

 TOTAL INCOME                                     78,549,421

EXPENSES

Management fee                   $ 53,412,717

Transfer agent fees               6,023,177

Distribution fees - Service       49,981
Class

Accounting fees and expenses      821,826

Non-interested trustees'          32,810
compensation

Custodian fees and expenses       205,815

Registration fees                 59,688

Audit                             47,928

Legal                             106,522

Interest                          2,839

Miscellaneous                     865,253

 Total expenses before            61,628,556
reductions

 Expense reductions               (2,051,198)     59,577,358

NET INVESTMENT INCOME                             18,972,063

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,259,650,447

 Foreign currency transactions    162,826         1,259,813,273

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,829,997,696

 Assets and liabilities in        54,073          1,830,051,769
foreign currencies

NET GAIN (LOSS)                                   3,089,865,042

NET INCREASE (DECREASE) IN                       $ 3,108,837,105
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                                $ 2,043,287
 Expense reductions  Directed
brokerage    arrangements

  Custodian credits                               7,911

                                                 $ 2,051,198

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 18,972,063                  $ 39,932,429
income

 Net realized gain (loss)       1,259,813,273                 1,023,118,931

 Change in net unrealized       1,830,051,769                 361,565,945
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     3,108,837,105                 1,424,617,305
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (39,552,560)                  (41,406,087)
From net investment income

 From net realized gain         (1,034,611,705)               (183,895,819)

 TOTAL DISTRIBUTIONS            (1,074,164,265)               (225,301,906)

Share transactions - net        1,616,145,892                 443,407,898
increase (decrease)

  TOTAL INCREASE (DECREASE)     3,650,818,732                 1,642,723,297
IN NET ASSETS

NET ASSETS

 Beginning of period            7,729,146,951                 6,086,423,654

 End of period (including      $ 11,379,965,683              $ 7,729,146,951
undistributed net investment
income of $18,972,632 and
$39,932,430, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                    YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   59,666,196                   $ 2,260,308,481    45,510,758                   $ 1,540,122,332
Class  Sold

  Reinvested                 31,899,319                    1,073,412,088     7,138,844                     225,301,906

  Redeemed                   (49,261,439)                  (1,831,294,638)   (39,805,810)                  (1,324,008,293)

  Net increase (decrease)    42,304,076                   $ 1,502,425,931    12,843,792                   $ 441,415,945

 Service Class A  Sold       3,032,492                    $ 115,566,215      55,002                       $ 2,016,184

  Reinvested                 22,360                        752,178           -                             -

  Redeemed                   (71,737)                      (2,598,432)       (662)                         (24,231)

  Net increase (decrease)    2,983,115                    $ 113,719,961      54,340                       $ 1,991,953

Distributions From net                                    $ 39,524,864                                    $ 41,406,087
investment income  Initial
Class

  Service Class                                            27,696                                          -

  Total                                                   $ 39,552,560                                    $ 41,406,087

 From net realized gain                                   $ 1,033,887,224                                 $ 183,895,819
Initial Class

  Service Class                                            724,481                                         -

  Total                                                   $ 1,034,611,705                                 $ 183,895,819

                                                          $ 1,074,164,265                                 $ 225,301,906

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995         1994

Net asset value, beginning of    $ 37.10                   $ 31.14      $ 29.20      $ 21.69      $ 23.08
period

Income from Investment
Operations

 Net investment income            .08 D                     .20 D        .22          .08          .12

 Net realized and unrealized      12.85                     6.91         3.82         7.55         (.12)
gain (loss)

 Total from investment            12.93                     7.11         4.04         7.63         -
operations

Less Distributions

 From net investment income       (.19)                     (.21)        (.08)        (.12)        (.12)

 From net realized gain           (4.97)                    (.94)        (2.02)       -            (1.27)

 Total distributions              (5.16)                    (1.15)       (2.10)       (.12)        (1.39)

Net asset value, end of period   $ 44.87                   $ 37.10      $ 31.14      $ 29.20      $ 21.69

TOTAL RETURN B, C                 39.49%                    23.48%       14.71%       35.36%       (.02)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,243,824              $ 7,727,132  $ 6,086,424  $ 4,162,702  $ 2,141,869
(000 omitted)

Ratio of expenses to average      .68%                      .69%         .69%         .70%         .70%
net assets

Ratio of expenses to average      .66% F                    .67% F       .67% F       .70%         .69% F
net assets after expense
reductions

Ratio of net investment           .21%                      .58%         .81%         .37%         .69%
income to average net assets

Portfolio turnover                123%                      113%         81%          108%         122%




FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 37.09                   $ 36.92
period

Income from Investment
Operations

 Net investment income D          .06                       .03

 Net realized and unrealized      12.83                     .14
gain (loss)

 Total from investment            12.89                     .17
operations

Less Distributions

 From net investment income       (.19)                     -

 From net realized gain           (4.97)                    -

 Total distributions              (5.16)                    -

Net asset value, end of period   $ 44.82                   $ 37.09

TOTAL RETURN B, C                 39.38%                    .46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 136,142                 $ 2,015
(000 omitted)

Ratio of expenses to average      .80%                      .79% A
net assets

Ratio of expenses to average      .75% F                    .77% A, F
net assets after expense
reductions

Ratio of net investment           .15%                      .70% A
income to average net assets

Portfolio turnover                123%                      113%

A ANNUALIZED

B TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's past 10 year total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: OVERSEAS - "INITIAL CLASS"  12.81%       9.71%         10.09%

MSCI EAFE                        20.27%       9.29%         5.59%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

(checkmark) UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

$10,000 OVER 10 YEARS
             VIP Equity-Income           S&P 500
             00150                       SP001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10617.62                    10732.00
  1989/02/28      10563.12                    10464.77
  1989/03/31      10791.92                    10708.60
  1989/04/30      11208.42                    11264.38
  1989/05/31      11541.62                    11720.59
  1989/06/30      11549.52                    11653.78
  1989/07/31      12222.85                    12706.12
  1989/08/31      12419.24                    12955.15
  1989/09/30      12279.62                    12902.04
  1989/10/31      11571.18                    12602.71
  1989/11/30      11637.30                    12859.81
  1989/12/31      11734.42                    13168.44
  1990/01/31      10941.94                    12284.84
  1990/02/28      11006.78                    12443.31
  1990/03/31      11024.93                    12773.06
  1990/04/30      10642.68                    12453.74
  1990/05/31      11346.83                    13667.97
  1990/06/30      11233.85                    13575.03
  1990/07/31      10959.11                    13531.59
  1990/08/31      10084.01                    12308.34
  1990/09/30       9301.77                    11708.92
  1990/10/31       9064.59                    11658.57
  1990/11/30       9714.27                    12411.72
  1990/12/31       9940.30                    12758.00
  1991/01/31      10473.37                    13314.25
  1991/02/28      11194.59                    14266.22
  1991/03/31      11426.82                    14611.46
  1991/04/30      11480.21                    14646.53
  1991/05/31      12110.29                    15279.26
  1991/06/30      11615.12                    14579.47
  1991/07/31      12273.60                    15258.87
  1991/08/31      12532.67                    15620.51
  1991/09/30      12446.65                    15359.65
  1991/10/31      12653.91                    15565.47
  1991/11/30      12108.49                    14938.18
  1991/12/31      13065.38                    16647.11
  1992/01/31      13241.79                    16337.47
  1992/02/29      13671.79                    16549.86
  1992/03/31      13504.25                    16227.13
  1992/04/30      13927.31                    16704.21
  1992/05/31      14038.64                    16786.06
  1992/06/30      13915.73                    16535.95
  1992/07/31      14342.18                    17212.27
  1992/08/31      14027.95                    16859.42
  1992/09/30      14173.57                    17058.36
  1992/10/31      14343.25                    17118.06
  1992/11/30      14863.59                    17701.79
  1992/12/31      15271.74                    17919.52
  1993/01/31      15727.62                    18070.05
  1993/02/28      16080.92                    18315.80
  1993/03/31      16560.14                    18702.26
  1993/04/30      16491.28                    18249.67
  1993/05/31      16789.67                    18738.76
  1993/06/30      16987.15                    18793.10
  1993/07/31      17218.27                    18717.93
  1993/08/31      17876.95                    19427.34
  1993/09/30      17808.61                    19277.75
  1993/10/31      17971.46                    19676.80
  1993/11/30      17657.39                    19489.87
  1993/12/31      18065.54                    19725.69
  1994/01/31      18861.17                    20396.37
  1994/02/28      18375.46                    19843.63
  1994/03/31      17606.73                    18978.44
  1994/04/30      18213.43                    19221.37
  1994/05/31      18386.78                    19536.60
  1994/06/30      18273.18                    19057.95
  1994/07/31      18883.53                    19683.05
  1994/08/31      19855.11                    20490.06
  1994/09/30      19529.83                    19988.05
  1994/10/31      19930.70                    20437.78
  1994/11/30      19279.29                    19693.44
  1994/12/31      19342.00                    19985.49
  1995/01/31      19644.41                    20503.72
  1995/02/28      20393.47                    21302.75
  1995/03/31      21097.64                    21931.39
  1995/04/30      21684.43                    22577.27
  1995/05/31      22337.90                    23479.68
  1995/06/30      22658.84                    24025.12
  1995/07/31      23530.85                    24821.79
  1995/08/31      23825.99                    24884.09
  1995/09/30      24616.99                    25934.20
  1995/10/31      24333.73                    25841.62
  1995/11/30      25385.85                    26976.06
  1995/12/31      26129.58                    27495.62
  1996/01/31      26888.92                    28431.57
  1996/02/29      26979.24                    28695.13
  1996/03/31      27263.23                    28971.47
  1996/04/30      27618.22                    29398.51
  1996/05/31      27916.41                    30156.69
  1996/06/30      27660.82                    30271.59
  1996/07/31      26311.86                    28934.19
  1996/08/31      26851.44                    29544.41
  1996/09/30      28001.61                    31207.17
  1996/10/31      28456.00                    32067.87
  1996/11/30      30358.74                    34491.88
  1996/12/31      29861.76                    33808.59
  1997/01/31      31026.12                    35920.96
  1997/02/28      31369.83                    36202.58
  1997/03/31      30203.90                    34715.01
  1997/04/30      31275.30                    36787.50
  1997/05/31      33213.26                    39027.12
  1997/06/30      34757.34                    40775.54
  1997/07/31      37294.02                    44020.05
  1997/08/31      35545.13                    41554.04
  1997/09/30      37498.85                    43829.96
  1997/10/31      36128.09                    42366.04
  1997/11/30      37451.58                    44327.16
  1997/12/31      38255.13                    45088.26
  1998/01/31      38160.59                    45586.93
  1998/02/28      40620.05                    48874.66
  1998/03/31      42501.54                    51377.53
  1998/04/30      42501.54                    51894.39
  1998/05/31      41812.78                    51002.33
  1998/06/30      42283.15                    53074.04
  1998/07/31      41241.61                    52508.80
  1998/08/31      34941.98                    44917.08
  1998/09/30      36991.46                    47794.47
  1998/10/31      39729.70                    51682.07
  1998/11/30      41409.60                    54814.52
  1998/12/31      42703.13                    57972.94
IMATRL PRASUN   SHR__CHT 19981231 19990111 121246 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Overseas Portfolio on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $26,141 - a 161.41% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,224 over the same period - a 72.24% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Novartis AG (Reg.)              1.7
(Switzerland)

Amoco Corp. (United States of   1.7
America)

Elf Aquitaine (France)          1.5

Glaxo Wellcome PLC (United      1.4
Kingdom)

SmithKline Beecham PLC          1.4
(United Kingdom)

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

             % OF FUND'S INVESTMENTS

FINANCE       21.7

UTILITIES     13.4

HEALTH        9.4

ENERGY        7.4

NONDURABLES   5.2

TOP FIVE COUNTRIES AS OF DECEMBER 31, 1998

(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S INVESTMENTS

United Kingdom                 17.9

France                         14.4

Japan                          14.1

Germany                        8.3

Netherlands                    7.0

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH
SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflect an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of the Service Class' 12b-1 fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP: OVERSEAS - SERVICE CLASS  12.69%       9.69%         10.08%

MSCI EAFE                      20.27%       9.29%         5.59%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

(checkmark) UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

$10,000 OVER 10 YEARS
             VIP Overseas - CL S         MS EAFE Index (Net)
             00495                       MS001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10296.74                    10175.94
  1989/02/28      10474.78                    10228.25
  1989/03/31      10465.34                    10027.51
  1989/04/30      10774.32                    10120.51
  1989/05/31      10375.64                     9569.92
  1989/06/30      10335.77                     9408.82
  1989/07/31      11302.57                    10590.32
  1989/08/31      11222.83                    10114.03
  1989/09/30      11920.52                    10574.74
  1989/10/31      11272.67                    10149.88
  1989/11/30      11880.65                    10660.11
  1989/12/31      12628.18                    11053.43
  1990/01/31      12458.74                    10642.15
  1990/02/28      12167.94                     9899.39
  1990/03/31      12627.86                     8868.11
  1990/04/30      12697.85                     8797.73
  1990/05/31      13527.71                     9801.56
  1990/06/30      13827.66                     9715.24
  1990/07/31      14527.54                     9852.08
  1990/08/31      13047.79                     8895.36
  1990/09/30      11808.00                     7655.66
  1990/10/31      12907.82                     8848.56
  1990/11/30      12507.89                     8326.60
  1990/12/31      12417.90                     8461.49
  1991/01/31      12537.88                     8735.18
  1991/02/28      12960.28                     9671.58
  1991/03/31      12581.20                     9090.97
  1991/04/30      12857.83                     9180.24
  1991/05/31      12888.56                     9276.03
  1991/06/30      12181.64                     8594.42
  1991/07/31      12786.11                     9016.68
  1991/08/31      12827.09                     8833.57
  1991/09/30      13349.60                     9331.42
  1991/10/31      13441.81                     9463.70
  1991/11/30      12960.28                     9021.89
  1991/12/31      13411.07                     9487.81
  1992/01/31      13575.00                     9285.16
  1992/02/29      13292.11                     8952.82
  1992/03/31      13022.11                     8361.79
  1992/04/30      13832.10                     8401.54
  1992/05/31      14434.40                     8963.90
  1992/06/30      14164.40                     8538.72
  1992/07/31      13260.96                     8320.19
  1992/08/31      13146.73                     8842.04
  1992/09/30      12617.12                     8667.43
  1992/10/31      11755.21                     8212.79
  1992/11/30      11692.90                     8290.07
  1992/12/31      11973.28                     8332.95
  1993/01/31      12315.97                     8331.92
  1993/02/28      12557.21                     8583.60
  1993/03/31      13428.35                     9331.80
  1993/04/30      14320.74                    10217.41
  1993/05/31      14628.83                    10433.20
  1993/06/30      14267.62                    10270.42
  1993/07/31      14830.68                    10629.94
  1993/08/31      15627.45                    11203.77
  1993/09/30      15542.46                    10951.58
  1993/10/31      16105.52                    11289.09
  1993/11/30      15425.60                    10302.30
  1993/12/31      16445.48                    11046.20
  1994/01/31      17518.47                    11980.11
  1994/02/28      17209.50                    11946.92
  1994/03/31      16782.46                    11432.35
  1994/04/30      17337.61                    11917.42
  1994/05/31      17124.09                    11849.00
  1994/06/30      16942.60                    12016.45
  1994/07/31      17390.99                    12132.01
  1994/08/31      17593.83                    12419.24
  1994/09/30      17134.77                    12028.09
  1994/10/31      17487.07                    12428.62
  1994/11/30      16825.17                    11831.30
  1994/12/31      16729.08                    11905.38
  1995/01/31      16035.15                    11448.03
  1995/02/28      16077.34                    11415.18
  1995/03/31      16572.36                    12127.15
  1995/04/30      17045.86                    12583.24
  1995/05/31      17282.60                    12433.24
  1995/06/30      17444.02                    12215.20
  1995/07/31      18218.84                    12975.67
  1995/08/31      17713.06                    12480.70
  1995/09/30      17971.33                    12724.45
  1995/10/31      17616.20                    12382.41
  1995/11/30      17820.67                    12726.94
  1995/12/31      18358.73                    13239.71
  1996/01/31      18703.09                    13294.06
  1996/02/29      18744.28                    13339.01
  1996/03/31      19030.96                    13622.27
  1996/04/30      19560.21                    14018.32
  1996/05/31      19571.24                    13760.35
  1996/06/30      19714.58                    13837.80
  1996/07/31      19130.20                    13433.36
  1996/08/31      19273.53                    13462.79
  1996/09/30      19835.86                    13820.44
  1996/10/31      19637.39                    13679.02
  1996/11/30      20662.82                    14223.28
  1996/12/31      20773.08                    14040.32
  1997/01/31      20773.08                    13551.71
  1997/02/28      21254.36                    13776.67
  1997/03/31      21447.47                    13829.02
  1997/04/30      21628.52                    13905.08
  1997/05/31      22980.30                    14812.67
  1997/06/30      24187.25                    15631.81
  1997/07/31      25007.97                    15886.92
  1997/08/31      23125.13                    14702.55
  1997/09/30      24826.93                    15528.40
  1997/10/31      23088.92                    14338.77
  1997/11/30      22980.30                    14195.38
  1997/12/31      23173.41                    14321.86
  1998/01/31      23933.79                    14979.52
  1998/02/28      25281.02                    15943.45
  1998/03/31      26427.78                    16437.38
  1998/04/30      27157.55                    16570.19
  1998/05/31      27118.45                    16492.81
  1998/06/30      26857.82                    16620.63
  1998/07/31      27066.33                    16792.15
  1998/08/31      22140.44                    14714.80
  1998/09/30      22114.37                    14266.88
  1998/10/31      24134.25                    15757.34
  1998/11/30      25541.65                    16567.74
  1998/12/31      26115.03                    17224.48
IMATRL PRASUN   SHR__CHT 19981231 19990129 134655 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund: Overseas Portfolio - Service Class on December 31, 1988. As the chart shows, by December 31, 1998, the value of the investment would have grown to $26,115 - a 161.15% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,224 over the same period - a 72.24% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

Novartis AG (Reg.)              1.7
(Switzerland)

Amoco Corp. (United States of   1.7
America)

Elf Aquitaine (France)          1.5

Glaxo Wellcome PLC (United      1.4
Kingdom)

SmithKline Beecham PLC          1.4
(United Kingdom)

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

             % OF FUND'S INVESTMENTS

FINANCE       21.7

UTILITIES     13.4

HEALTH        9.4

ENERGY        7.4

NONDURABLES   5.2

TOP FIVE COUNTRIES AS OF DECEMBER 31, 1998

(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S INVESTMENTS

United Kingdom                 17.9

France                         14.4

Japan                          14.1

Germany                        8.3

Netherlands                    7.0

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH
SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Richard Mace)

An interview with
Richard Mace,
Portfolio Manager
of Overseas Portfolio

Q. HOW DID THE FUND PERFORM, RICK?

A. For the 12 months that ended December 31, 1998, the fund's return trailed the 20.27% return of the Morgan Stanley Capital International EAFE Index. The EAFE index tracks the performance of stocks in Europe, Australasia and the Far East.

Q. WHY DID THE FUND UNDERPERFORM THE INDEX?

A. A major reason was the fund's exposure both to investments in emerging-market countries as well as to companies whose businesses were negatively affected by emerging-market disruptions. The fund's exposure to emerging-market securities averaged slightly less than 3.5% of the fund's investments during the period, but several of the fund's commodities and banking-related positions performed weakly. Declining demand led to lower commodity prices in general, while banks reported an increase in problematic loans stemming from stagnant economic growth. Commodity holdings that were hurt during the period included energy-related stocks Elf Aquitaine, based in France, as well as Brazil-based Petrobras and Royal Dutch Petroleum, which is based in the Netherlands. Banking positions that were negatively affected included Mexican holdings Grupo Financiero Bancomer and BANACCI.

Q. YOU INCREASED THE FUND'S EXPOSURE TO UTILITIES STOCKS DURING THE PERIOD. WHAT WAS YOUR APPEAL?

A. The utilities sector - particularly the telephone utility segment - provided a number of opportunities over the past year. Companies have had to cope with a rapidly changing competitive environment as industry deregulation opened up new opportunities for expansion into new markets. I found a number of telecommunications companies in Europe and Japan that I felt were attractively valued, particularly among cellular providers. These included United Kingdom-based Vodafone
- which the fund has had a stake in for some time - Germany's Mannesmann and Spain's Telefonica. Each of these positions contributed positively to the fund's performance.

Q. WHICH OTHER STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?

A. European business services providers such as Britain's Rentokil and Securicor got a boost from improved business conditions, as did computer systems and software providers such as France's Cap Gemini and Atos, and Denmark's International Service Systems. In terms of disappointments, paper stocks were another commodities area hit hard by falling prices. The fund's positions in Canadian paper companies Domtar and St. Laurent Paperboard, and Ireland's Jefferson Smurfit Group, for example, were notable detractors.

Q. SHAREHOLDERS MAY NOTICE THAT THE FUND HOLDS SEVERAL
POSITIONS IN FUTURES CONTRACTS. WHAT ROLE DO THESE INVESTMENTS PLAY IN THE PORTFOLIO?

A. While there are many different uses for futures contracts, I use them in the fund to be as fully invested in equities as possible. During periods of inconsistent cash flows, volatile financial markets or if the fund experiences a temporary cash buildup due to my selling of a few stocks, the use of futures can provide a low-cost, liquid way for the fund to remain substantially invested in a diversified group of stocks.

Q. WHAT'S YOUR OUTLOOK?

A. I'm optimistic that Europe's economies will continue to improve. As the latter months of this past period proved, though, corporate earnings must be watched carefully and a determination must be made as to whether those earnings support prevailing valuations. If earnings disappoint, more stock market corrections could become reality. It's becoming an old story, but as far as the situation in Japan goes, I'll continue to look for signs of economic improvement. Towards the end of the period, we began to see Japanese companies adopt a more shareholder-friendly focus. Lastly, the emerging markets still appear to be in turmoil at this point. Continuing economic and currency concerns, combined with social unrest, provide a less-than-promising outlook for a fast recovery. Regardless, I'll keep an eye on a number of companies that have shown valuation improvements over the past few months.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark) FUND FACTS

GOAL: to increase the value of the fund's shares by investing mainly in stocks in Europe, the Far East and the Pacific Basin

START DATE: January 28, 1987

SIZE: as of December 31, 1998, more than $2.1 billion

MANAGER: Richard Mace, since 1996; joined Fidelity in 1987

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 83.8%

                                 SHARES                       VALUE (NOTE 1)

ARGENTINA - 0.0%

Bansud SA Class B (a)             191,800                     $ 823,592

AUSTRALIA - 2.6%

AMP Ltd.                          222,400                      2,816,349

Australia & New Zealand           1,186,142                    7,759,148
Banking Group Ltd.

Brambles Industries Ltd.          50,600                       1,231,952

Broken Hill Proprietary Co.       373,254                      2,747,761
Ltd. (The)

Cable & Wireless Optus Ltd.       1,277,200                    2,683,238
(a)

Coles Myer Ltd.                   752,726                      3,941,932

Commonwealth Bank of              363,400                      5,155,678
Australia (e)

CSR Ltd.                          248,800                      608,036

David Jones Ltd.                  726,300                      800,746

Fosters Brewing Group Ltd.        930,400                      2,518,825

National Australia Bank Ltd.      411,700                      6,203,290

News Corp. Ltd.                   504,482                      3,330,969

News Corp. Ltd. ADR               144,300                      3,814,931

News Corp. Ltd. sponsored ADR     44,200                       1,091,188
(ltd. vtg.)

Rio Tinto Ltd.                    235,600                      2,793,023

Smith (Howard) Ltd.               44,100                       291,613

WMC Ltd.                          1,840,896                    5,547,540

Woodside Petroleum Ltd.           399,400                      1,785,817

                                                               55,122,036

BELGIUM - 0.2%

Fortis AG                         14,300                       5,173,857

BRAZIL - 0.7%

Centrais Electricas               55,249,000                   1,060,854
Brasileiras SA

Compania Energertica Minas        71,470,014                   1,360,489
Gerais

Embratel Participacoes SA ADR     85,700                       1,194,444

Tele Centro Sul Participacoes     21,300                       890,606
SA ADR

Tele Norte Leste                  64,300                       799,731
Participacoes SA ADR

Telebras sponsored ADR            136,700                      9,936,381
PFD-Holdr

                                                               15,242,505

CANADA - 0.8%

BCE, Inc.                         268,800                      10,160,131

Canadian Hunter Exploration       99,675                       651,258
Ltd. (a)

Canadian Natural Resources        188,100                      2,826,723
Ltd. (a)

Nexfor, Inc.                      173,833                      687,154

Noranda, Inc.                     398,700                      3,972,672

                                                               18,297,938

DENMARK - 0.6%

Den Danske Bank Group AS          30,400                       4,067,287

International Service Systems     35,700                       2,312,777
AS Class B

Unidanmark AS Class A             71,200                       6,406,384

                                                               12,786,448

FINLAND - 2.1%

Merita Ltd. Series A              144,200                      910,627

OY Nokia AB:

Series A                          214,500                      25,833,844

sponsored ADR                     1,000                        120,438



                                 SHARES                       VALUE (NOTE 1)

Sampo Insurance Co. Ltd.          159,900                     $ 6,068,043

Sonera Group PLC (a)(e)           74,500                       1,314,977

Stora Enso Oyj                    315,900                      2,825,099

Teito Corp. Class B               46,900                       2,087,940

UPM-Kymmene Corp.                 200,800                      5,592,053

                                                               44,753,021

FRANCE - 13.9%

Accor SA                          38,100                       8,247,417

Alcatel Alsthom Compagnie         141,250                      17,258,985
Generale d'Electricite SA
(RFD)

Alcatel Alsthom Compagnie         1,500                        36,656
Generale d'Electricite SA
sponsored ADR

Atos SA (a)                       17,900                       4,278,259

Axa SA                            136,726                      19,812,704

Banque Nationale de Paris         200,800                      16,531,716

Cap Gemini SA                     55,600                       8,922,259

Castorama Dubois                  22,900                       5,223,400
Investissements SA

Coflexip SA sponsored ADR         83,400                       2,679,225

Compagnie de St. Gobain           25,900                       3,655,816

Compagnie Financiere de           42,800                       3,718,943
Paribas Class A (Reg.)

Credit Commercial de France       35,000                       3,249,698

Elf Aquitaine                     292,937                      33,175,116

Elf Aquitaine SA sponsored ADR    1,000                        56,625

France Telecom SA                 75,000                       5,957,333

Groupe Danone                     47,700                       13,653,562

Lafarge SA                        29,821                       2,832,855

Lagardere S.C.A. (Reg.)           117,500                      4,992,397

LVMH Moet Hennessy Louis          6,300                        1,246,532
Vuitton

Michelin SA (Compagnie            76,019                       3,039,536
Generale des Etablissements)
Class B

Pechiney SA Class A               78,096                       2,549,760

Peugeot SA                        12,400                       1,918,869

Pinault Printemps SA              17,000                       3,248,088

Renault SA                        113,000                      5,074,109

Rhone-Poulenc SA:

Class A                           236,972                      11,907,841

sponsored ADR Class A             1,400                        70,350

Sanofi SA                         66,242                       10,902,570

Scor SA                           115,100                      7,608,471

Seita                             9,900                        619,885

Societe Generale, France          124,300                      20,124,603

Suez Lyonnaise des Eaux           59,700                       12,260,942

Television Francaise 1 SA         20,500                       3,649,090
(T.F.1)

Total SA:

Class B                           262,554                      26,124,122

sponsored ADR                     1,000                        49,750

Unibail                           7,300                        1,064,359

Union Assurances Federales SA     53,399                       7,088,342

Valeo SA                          43,600                       3,435,116

Vivendi SA                        93,100                       24,150,454

                                                               300,415,755

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

GERMANY - 6.7%

Adidas-Salomon AG                 8,600                       $ 960,980

Allianz AG (Reg.)                 38,800                       14,428,644

BASF AG                           258,200                      9,849,929

Bayer AG                          182,200                      7,677,455

Bayerische Hypo-und               139,600                      10,898,453
Vereinsbank AG

Bayerische Motoren Werke          1,400                        1,058,905
(BMW) AG

BHF Bank AG                       79,600                       3,204,945

Continental Gummi-Werke AG        36,600                       1,000,451

DaimlerChrysler AG (a)            211,811                      20,347,094

Deutsche Lufthansa AG (Reg.)      214,600                      4,748,261

Deutsche Telekom AG               513,600                      16,933,326

Hoechst AG                        120,500                      4,929,891

Holzmann (Phillip) AG (a)         2,100                        334,325

Mannesmann AG                     198,700                      23,038,719

Munich Reinsurance AG (Reg.)      3,100                        1,501,066

RWE AG                            101,200                      5,623,742

Schering AG                       20,300                       2,556,174

Siemens AG                        82,500                       5,335,451

Veba AG                           71,900                       4,319,054

Viag AG                           11,800                       7,018,113

                                                               145,764,978

GREECE - 0.1%

Panafon Hellenic Telecom Co.      63,900                       1,709,775
SA (a)(e)

HONG KONG - 0.1%

Johnson Electric Holdings         1,080,000                    2,774,199
Ltd.

Sun Hung Kai Properties Ltd.      1,530                        11,158

                                                               2,785,357

IRELAND - 1.3%

Bank of Ireland, Inc.             514,319                      11,205,874

CRH PLC                           162,900                      2,812,729

Elan Corp. PLC ADR (a)            93,600                       6,511,050

Irish Life PLC                    437,003                      4,106,390

Smurfit (Jefferson) Group PLC     1,659,000                    2,963,306

                                                               27,599,349

ITALY - 3.0%

Assicurazioni Generali Spa        471,300                      19,689,363

Banca Commerciale Italiana Spa    585,500                      4,060,286

Banca di Roma (a)                 2,556,050                    4,331,565

Eni Spa sponsored ADR             720,900                      4,734,752

Finmeccanica Spa (a)              1,856,900                    1,899,974

San Paolo-IMI Spa                 631,300                      11,167,573

Telecom Italia Mobile Spa         978,100                      7,226,407

Telecom Italia Spa                214,410                      1,826,337

Unicredito Italiano Spa           1,489,700                    8,803,709

Unione Immobiliare Spa (a)        961,400                      501,414

                                                               64,241,380

JAPAN - 12.2%

Acom Co. Ltd.                     103,700                      6,647,788



                                 SHARES                       VALUE (NOTE 1)

Advantest Corp.                   99,800                      $ 6,309,651

Aeon Credit Service Ltd.          21,000                       1,446,358

Aiful Corp. (e)                   54,400                       3,295,223

Bank of Tokyo-Mitsubishi Ltd.     103,000                      1,064,106

Banyu Pharmaceutical Co. Ltd.     125,000                      2,317,881

Bridgestone Corp.                 90,000                       2,038,411

Canon, Inc.                       224,000                      4,816,000

Daiwa House Industry Co. Ltd.     190,000                      2,018,278

DDI Corp.                         1,974                        7,320,795

Fuji Bank Ltd.                    566,000                      2,079,082

Fuji Heavy Industries Ltd.        1,244,000                    6,206,269

Fuji Photo Film Co. Ltd.          274,000                      10,161,589

Hitachi Maxell Ltd.               166,000                      2,638,411

Honda Motor Co. Ltd.              441,000                      14,446,887

Hoya Corp.                        51,000                       2,476,821

Ito-Yokado Co. Ltd.               176,000                      12,277,263

Kao Corp.                         242,000                      5,449,007

Matsushita Electric               445,000                      7,765,250
Industrial Co. Ltd.

Minebea Co. Ltd.                  449,000                      5,130,296

Minolta Co. Ltd.                  871,000                      4,283,859

Mitsubishi Electric Corp.         1,456,000                    4,564,062

Mitsubishi Estate Co. Ltd.        646,000                      5,778,349

Mitsubishi Trust & Banking        335,000                      2,150,508
Corp.

Mitsui Fudosan Co. Ltd.           288,000                      2,174,305

NGK Insulators Ltd.               159,000                      2,045,589

Nichicon Corp.                    87,000                       1,083,179

Nikko Securities Co. Ltd.         497,000                      1,382,384

Nippon Telegraph & Telephone      440                          3,387,903
Corp.

Nomura Securities Co. Ltd.        916,000                      7,966,976

NTT Mobile Communication          103                          4,229,139
Network, Inc. (a)

NTT Mobile Communication          260                          10,675,497
Network, Inc. (a)(e)

Omron Corp.                       715,000                      9,773,245

Orix Corp. (a)                    129,800                      9,673,395

Paris Miki, Inc.                  8,900                        204,327

Sankyo Co. Ltd.                   42,000                       916,026

Secom Ltd.                        45,000                       3,719,205

Sekisui Chemical Co. Ltd.         5,000                        33,554

Sekisui House Ltd.                279,000                      2,943,974

Sharp Corp.                       704,000                      6,334,446

Shimano, Inc.                     43,000                       1,106,799

Shin-Etsu Chemical Co. Ltd.       141,000                      3,386,490

Shohkoh Fund & Co. Ltd.           6,600                        2,121,324

Sony Corp.                        88,500                       6,349,875

Sumitomo Realty & Development     474,000                      1,536,053
Co. Ltd.

Takeda Chemical Industries        674,000                      25,888,742
Ltd.

Takefuji Corp.                    73,100                       5,325,166

Takefuji Corp. (e)                53,400                       3,890,066

Terumo Corp.                      189,000                      4,439,205

THK Co. Ltd.                      369,200                      4,140,256

Tokyo Electron Ltd.               164,000                      6,212,450

Toyota Motor Corp.                94,000                       2,548,168

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

JAPAN - CONTINUED

Unified-Charm Corp.               74,100                      $ 3,467,815

Yamanouchi Pharmaceutical Co.     141,000                      4,531,920
Ltd.

                                                               264,169,617

LUXEMBOURG - 0.0%

Stolt Comex Seaway SA             103,100                      695,925

MALAYSIA - 0.1%

Malayan Banking BHD               56,000                       90,779

Oriental Holdings BHD             1,116,000                    1,374,442

                                                               1,465,221

MEXICO - 0.6%

BANACCI SA de CV Class B (a)      1,236,000                    1,622,211

Elektra SA de CV Unit             584,000                      299,517

Grupo Financiero Bancomer SA      20,317,000                   4,348,515
de CV Class B

Telefonos de Mexico SA            136,000                      6,621,500
sponsored ADR representing
Class L shares

                                                               12,891,743

NETHERLANDS - 6.9%

ABN AMRO Holding NV               215,400                      4,526,173

Aegon NV                          20,400                       2,502,522

Ahrend NV                         49,300                       1,125,104

Akzo Nobel NV                     410,200                      18,657,357

Akzo Nobel NV ADR                 1,000                        44,625

Fortis Amev NV                    78,000                       6,456,432

Heineken NV                       54,400                       3,270,135

ING Groep NV                      367,760                      22,400,532

Koninklijke Ahold NV              304,656                      11,247,540

Koninklijke KPN NV                139,500                      6,975,742

Nutreco Holding NV                69,433                       2,733,292

Philips Electronics NV            405,500                      27,447,289
(Bearer)

Royal Dutch Petroleum Co.:

(Hague Registry)                  80,980                       3,876,916

(NY Registry Gilder 1.25)         1,400                        67,025

Samas Groep NV                    49,000                       875,838

STMicroelectronics NV (a)         38,500                       3,005,406

TNT Post Group NV                 81,500                       2,623,018

Unilever NV                       214,700                      18,331,392

Unilever NV (NY shares)           1,000                        82,938

Vedior NV                         196,825                      3,874,096

Vendex NV CVA                     48,100                       1,166,805

VNU NV                            210,600                      7,931,950

Wolters Kluwer NV                 1,500                        320,619

                                                               149,542,746

NETHERLANDS ANTILLES - 0.1%

Schlumberger Ltd.                 34,900                       1,609,763



                                 SHARES                       VALUE (NOTE 1)

NORWAY - 0.2%

NCL Holdings AS (a)               1,694,388                   $ 3,995,936

PORTUGAL - 0.4%

Banco Pinto & Sotto Mayor SA      95,880                       1,818,501

Electricidade de Portugal SA      149,600                      3,294,934

Portugal Telecom SA               17,900                       821,007

Telecel Comunicacoes Pessoais     10,200                       2,085,780
SA

                                                               8,020,222

RUSSIA - 0.0%

Vimpel Communications             13,400                       173,363
sponsored ADR (a)

SPAIN - 2.4%

Banco Bilbao Vizcaya SA (Reg.)    336,900                      5,340,649

Banco Central                     228,600                      2,713,855
Hispanoamericano SA

Banco Santander SA                241,764                      4,803,428

Corporacion Mapfre Compania       3,300                        89,513
Internacional de Reaseguros
SA (Reg.)

Endesa SA                         194,000                      5,139,254

Iberdrola SA                      225,800                      4,223,758

Mapfre Vida SA                    42,600                       1,596,731

Repsol SA                         24,700                       1,317,357

Telefonica de Espana SA           585,100                      26,011,775

Telefonica de Espana SA:

rights 12/31/99 (a)               585,100                      519,411

sponsored ADR                     510                          69,041

                                                               51,824,772

SWEDEN - 2.5%

ABB AB Series A                   78,900                       841,847

Astra AB Class A                  533,900                      11,045,059

Electrolux AB                     236,400                      4,067,818

Ericsson (L.M.) Telefon AB:

ADR Class B                       2,500                        59,844

Class B                           352,200                      8,430,787

Nordbanken Holding AB             697,200                      4,471,987

Skandia Foersaekrings AB          264,400                      4,044,110

Svenska Handelsbanken             144,500                      6,095,843

Swedish Match Co.                 3,063,100                    11,146,102

Volvo AB Class B                  137,600                      3,207,799

                                                               53,411,196

SWITZERLAND - 6.8%

Adecco SA (Bearer)                3,257                        1,486,273

Credit Suisse Group (Reg.)        64,154                       10,038,654

Julius Baer Holding AG            3,155                        10,482,223

Nestle SA (Reg.)                  13,835                       30,106,732

Novartis AG (Reg.)                18,540                       36,432,308

Roche Holding AG                  1,290                        15,735,371
participation certificates

Swiss Reinsurance Co. (Reg.)      4,500                        11,728,166

Swisscom AG (a)                   23,200                       9,708,879

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

SWITZERLAND - CONTINUED

UBS AG (a)                        63,534                      $ 19,513,354

Zurich Allied AG (Reg.) (a)       1,650                        1,221,288

                                                               146,453,248

TAIWAN - 0.4%

Taiwan Semiconductor              1,174,000                    2,587,027
Manufacturing Co. Ltd. (a)

Taiwan Semiconductor              433,800                      6,154,538
Manufacturing Co. Ltd. ADR
(a)

                                                               8,741,565

UNITED KINGDOM - 17.0%

Allied Domecq PLC                 323,200                      2,975,527

Allied Zurich PLC                 869,400                      13,009,350

Amec PLC                          300                          881

Asda Group PLC                    475,100                      1,269,360

Bank of Scotland                  463,200                      5,517,323

Barratt Developments PLC          30,625                       117,035

Bass PLC                          151,600                      2,184,463

BBA Group PLC                     394,233                      2,432,704

Boots Co. PLC                     230,700                      3,927,266

British Aerospace PLC             698,383                      5,927,048

British American Tobacco PLC      421,700                      3,697,489

British Petroleum PLC             1,159,136                    17,314,544

British Petroleum PLC ADR         807                          76,665

British Telecommunications PLC    1,356,300                    20,573,356

BTP PLC                           57,200                       369,052

Cadbury Schweppes PLC             390,500                      6,654,044

Caradon PLC                       3,662,980                    6,241,647

CGU PLC                           378,300                      5,845,351

Cookson Group PLC                 2,174,338                    4,712,222

Courtaulds Textiles PLC           552,200                      1,479,922

Devro PLC                         11,700                       33,486

Diageo PLC                        556,000                      6,139,789

Dixons Group PLC                  82,200                       1,155,894

Glaxo Wellcome PLC                896,300                      31,146,383

Glaxo Wellcome PLC sponsored      1,400                        97,300
ADR

Hays PLC                          156,400                      1,371,324

HSBC Holdings PLC Ord.            124,900                      3,425,897

Kingfisher PLC                    629,700                      6,792,172

Ladbroke Group PLC                648,900                      2,597,889

Lloyds TSB Group PLC              1,666,500                    23,627,270

Marks & Spencer PLC               123,100                      843,113

Misys PLC                         284,200                      2,078,135

National Grid Group PLC           476,790                      3,794,020

National Westminster Bank PLC     248,900                      4,797,094

Orange PLC (a)                    478,700                      5,543,561

Pearson PLC                       269,800                      5,342,108

Pilkington PLC                    1,416,200                    1,405,734

Prudential Corp. PLC              622,200                      9,469,896

Rentokil Initial PLC              2,192,500                    16,503,589

Reuters Group PLC                 120,700                      1,267,968



                                 SHARES                       VALUE (NOTE 1)

Rio Tinto PLC (Reg.)              401,600                     $ 4,650,709

RMC Industries, Inc.              88,700                       1,207,677

Royal & Sun Alliance              249,408                      2,024,874
Insurance Group PLC

Saatchi & Saatchi PLC             2,191,500                    4,930,691

Schroders PLC                     119,900                      2,179,939

Scottish & Newcastle PLC          136,400                      1,579,573

Shell Transport & Trading Co.
PLC:

(Reg.)                            4,293,900                    26,612,977

ADR                               1,500                        55,781

Siebe PLC                         870,700                      3,406,647

SmithKline Beecham PLC            2,175,042                    30,233,115

SmithKline Beecham PLC ADR        1,400                        97,300

Somerfield PLC                    479,600                      3,189,574

Standard Chartered PLC            323,500                      3,719,516

Tarmac PLC                        1,560,761                    2,904,801

Tomkins PLC                       396,800                      1,877,436

Unilever PLC                      621,100                      6,987,422

Unilever PLC ADR                  1,500                        67,500

Vodafone Group PLC                1,517,844                    24,456,325

Wimpey George PLC                 550,500                      994,961

WPP Group PLC                     1,113,400                    6,723,129

Zeneca Group PLC                  173,600                      7,530,257

                                                               367,188,075

UNITED STATES OF AMERICA - 2.1%

Amoco Corp.                       608,600                      35,907,400

Global TeleSystems Group,         111,100                      6,193,825
Inc. (a)

Kaiser Aluminum Corp. (a)         8,200                        39,975

Newmont Mining Corp.              46,900                       847,131

Transocean Offshore, Inc.         55,100                       1,477,369

                                                               44,465,700

TOTAL COMMON STOCKS                                            1,809,365,083
(Cost $1,396,986,245)

PREFERRED STOCKS - 2.5%



CONVERTIBLE PREFERRED STOCKS
- 0.2%

AUSTRALIA - 0.2%

WBK Trust $3.135 STRYPES          174,300                      5,501,344

NONCONVERTIBLE PREFERRED
STOCKS - 2.3%

GERMANY - 0.7%

Dyckerhoff AG                     7,000                        1,951,278

SAP AG  (Systeme Anwendungen      25,800                       12,415,247
Produkte)

                                                               14,366,525

PREFERRED STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

ITALY - 1.6%

Telecom Italia Mobile Spa         3,248,200                   $ 15,245,058

Telecom Italia Spa Risp           3,149,725                    19,761,990

                                                               35,007,048

TOTAL NONCONVERTIBLE                                           49,373,573
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                         54,874,917
(Cost $24,424,659)

CLOSED-END FUNDS - 0.8%



EMERGING MARKETS - 0.3%

Asia Tigers Fund, Inc.            142,400                      934,500

Emerging Markets                  90,600                       656,850
Infrastructure Fund, Inc.

Emerging Markets                  73,300                       655,119
Telecommunication Fund, Inc.

Morgan Stanley Emerging           109,900                      892,938
Markets  Fund, Inc.

Templeton Dragon Fund, Inc.       296,000                      2,183,000

                                                               5,322,407

GERMANY - 0.3%

Emerging Germany Fund, Inc.       75,000                       951,563

New Germany Fund, Inc. (The)      370,600                      4,794,638

                                                               5,746,201

HONG KONG - 0.0%

Asia Pacific Fund, Inc.           133,200                      899,100

MULTI-NATIONAL - 0.2%

European Warrant Fund, Inc.       118,700                      2,040,156

Morgan Stanley Asia-Pacific       190,900                      1,336,300
Fund, Inc.

                                                               3,376,456

PORTUGAL - 0.0%

Portugal Fund, Inc.               29,000                       453,125

TAIWAN - 0.0%

Taiwan Fund, Inc.                 80,100                       1,001,250

TOTAL CLOSED-END FUNDS                                         16,798,539
(Cost $19,798,067)


CONVERTIBLE BONDS - 0.9%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)

FRANCE - 0.3%

Groupe Danone 3% 1/1/02           A1     FRF   10,000                             2,864,171

Suez Lyonnaise des Eaux 4%        A+     FRF   15,000                             3,110,157
1/1/06

                                                                                  5,974,328



MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE  (NOTE 1)

NETHERLANDS - 0.1%

Koninklijke Ahold NV 3%           Baa1   NLG   4,750,000                         $ 3,000,652
9/30/03

UNITED STATES OF AMERICA - 0.5%

Nestle Holdings, Inc. 3%          -            5,480,000                          7,850,100
6/17/02

Roche Holdings, Inc. liquid       -            3,160,000                          2,054,000
yield option note 0% 4/20/10
(e)

                                                                                  9,904,100

TOTAL CONVERTIBLE BONDS                                                           18,879,080
(Cost $18,502,077)

GOVERNMENT OBLIGATIONS - 1.6%



FRANCE - 0.2%

French Government OAT 5.5%        Aaa    FRF   28,000,000                         5,514,093
4/25/04

GERMANY - 0.4%

German Federal Republic           Aaa    DEM   11,300,000                         8,138,878
7.375% 1/3/05

ITALY - 0.4%

Italian Republic:

5% 6/28/01                        Aa3          1,940,000                          3,618,100

6.75% 2/1/07                      Aa3    ITL   6,000,000,000                      4,302,535

                                                                                  7,920,635

SPAIN - 0.2%

Spanish Kingdom 4.5% 7/30/04      Aa2    ESP   700,000,000                        5,064,502

UNITED STATES OF AMERICA - 0.4%

U.S. Treasury Bills, yield at     -            8,550,000                          8,544,813
date of purchase 3.66% to
4.4% 1/7/99 to 1/21/99 (f)

TOTAL GOVERNMENT OBLIGATIONS                                                      35,182,921
(Cost $35,002,749)

CASH EQUIVALENTS - 10.4%

                                               SHARES

Taxable Central Cash Fund (c)                  224,039,018                        224,039,018
(Cost $224,039,018)

TOTAL  INVESTMENT  IN                                                             $ 2,159,139,558
SECURITIES  -  100%
(Cost $1,718,752,815)



FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

10 DAX 30 Index Contracts     Mar. 1999            $ 3,056,682                          $ 141,975
(Germany)

199 FTSE 100 Index Contracts  Mar. 1999             19,318,374                           523,541
(United Kingdom)

609 Nikkei 225 Index          Mar. 1999             41,716,500                           (3,219,154)
Contracts (Japan)

                                                   $ 64,091,556                         $ (2,553,638)


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 3.0%

CURRENCY ABBREVIATIONS

DEM                          -   German deutsche mark

ESP                          -   Spanish peseta

FRF                          -   French franc

ITL                          -   Italian lira

NLG                          -   Dutch guilder

SECURITY TYPE ABBREVIATIONS

STRYPES                      -   Structured Yield Product
                                 Exchangeable for Common Stock

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $28,095,216 or 1.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,848,585.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,610,330,492 and $1,675,842,088, respectively (see Note 3 of Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $240,570,958 and $187,291,312, respectively (see
Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $12,752 for the period (see Note 4 of Notes to Financial Statements).

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

AEROSPACE & DEFENSE           0.3%

BASIC INDUSTRIES              3.5

CASH EQUIVALENTS              10.4

CLOSED-END FUNDS              0.8

CONSTRUCTION & REAL ESTATE    1.8

DURABLES                      5.0

ENERGY                        7.4

FINANCE                       21.7

GOVERNMENT OBLIGATIONS        1.6

HEALTH                        9.4

HOLDING COMPANIES             0.5

INDUSTRIAL MACHINERY &        5.1
EQUIPMENT

MEDIA & LEISURE               2.1

NONDURABLES                   5.2

PRECIOUS METALS               0.3

RETAIL & WHOLESALE            2.8

SERVICES                      3.3

TECHNOLOGY                    5.0

TRANSPORTATION                0.4

UTILITIES                      13.4

                              100.0%

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,728,360,896. Net unrealized appreciation aggregated $430,778,662, of which $517,005,303 related to appreciated investment securities and $86,226,641 related to depreciated investment securities.

The fund hereby designates approximately $78,821,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 2,159,139,558
value  (cost $1,718,752,815)
-  See accompanying schedule

Cash                                          353,134

Receivable for investments                    628,251
sold

Receivable for fund shares                    1,447,434
sold

Dividends receivable                          4,824,348

Interest receivable                           1,623,961

Other receivables                             52,926

 TOTAL ASSETS                                 2,168,069,612

LIABILITIES

Payable for investments        $ 43,686,671
purchased

Payable for fund shares         12,911,171
redeemed

Accrued management fee          1,259,312

Distribution fees payable       2,689

Payable for daily variation     373,737
on  futures contracts

Other payables and  accrued     273,312
expenses

 TOTAL LIABILITIES                            58,506,892

NET ASSETS                                   $ 2,109,562,720

Net Assets consist of:

Paid in capital                              $ 1,611,431,999

Undistributed net investment                  15,374,087
income

Accumulated undistributed                     45,094,273
 net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   437,662,361
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 2,109,562,720

INITIAL CLASS: NET ASSET                      $20.06
VALUE, offering price   and
redemption price per share
 ($2,074,842,526 (divided
by)    103,446,104 shares)

SERVICE CLASS: NET ASSET                      $20.04
VALUE, offering price   and
redemption price per share
 ($34,720,194 (divided by)
1,732,675    shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 38,881,426
Dividends

Interest                                        8,754,187

                                                47,635,613

Less foreign taxes withheld                     (4,287,574)

 TOTAL INCOME                                   43,348,039

EXPENSES

Management fee                   $ 15,441,406

Transfer agent fees               1,422,530

Distribution fees - Service       15,712
Class

Accounting fees and expenses      804,948

Non-interested trustees'          8,101
compensation

Custodian fees and expenses       1,032,876

Registration fees                 8,630

Audit                             48,190

Legal                             23,611

Miscellaneous                     310,018

 Total expenses before            19,116,022
reductions

 Expense reductions               (589,286)     18,526,736

NET INVESTMENT INCOME                           24,821,303

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            43,711,713

 Foreign currency transactions    (303,771)

 Futures contracts                3,062,445     46,470,387

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            175,736,602

 Assets and liabilities in        (102,692)
foreign currencies

 Futures contracts                (1,623,650)   174,010,260

NET GAIN (LOSS)                                 220,480,647

NET INCREASE (DECREASE) IN                     $ 245,301,950
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 588,910
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             376

                                               $ 589,286

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 24,821,303                  $ 29,647,363
income

 Net realized gain (loss)       46,470,387                    117,046,383

 Change in net unrealized       174,010,260                   58,363,873
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     245,301,950                   205,057,619
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (37,913,851)                  (29,012,812)
From net investment income

 From net realized gain         (111,746,087)                 (115,172,073)

 TOTAL DISTRIBUTIONS            (149,659,938)                 (144,184,885)

Share transactions - net        86,667,359                    198,779,377
increase (decrease)

  TOTAL INCREASE (DECREASE)     182,309,371                   259,652,111
IN NET ASSETS

NET ASSETS

 Beginning of period            1,927,253,349                 1,667,601,238

 End of period (including      $ 2,109,562,720               $ 1,927,253,349
undistributed net investment
income of $15,374,087 and
$16,641,512, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                    YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   83,667,719                   $ 1,630,270,593    51,240,982                   $ 973,125,045
Class  Sold

  Reinvested                 7,943,861                     149,503,507       8,319,959                     144,184,885

  Redeemed                   (88,486,169)                  (1,726,300,500)   (47,764,686)                  (919,455,709)

  Net increase (decrease)    3,125,411                    $ 53,473,600       11,796,255                   $ 197,854,221

 Service Class A  Sold       1,950,594                    $ 38,211,430       48,794                       $ 931,087

  Reinvested                 8,320                         156,588           -                             -

  Redeemed                   (274,725)                     (5,174,259)       (308)                         (5,931)

  Net increase (decrease)    1,684,189                    $ 33,193,759       48,486                       $ 925,156

Distributions From net                                    $ 37,874,182                                    $ 29,012,812
investment income  Initial
Class

  Service Class                                            39,669                                          -

  Total                                                   $ 37,913,851                                    $ 29,012,812

 From net realized gain                                   $ 111,629,169                                   $ 115,172,073
Initial Class

  Service Class                                            116,918                                         -

  Total                                                   $ 111,746,087                                   $ 115,172,073

                                                          $ 149,659,938                                   $ 144,184,885

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995         1994

Net asset value, beginning of    $ 19.20                   $ 18.84      $ 17.06      $ 15.67      $ 15.48
period

Income from Investment
Operations

 Net investment income            .23 E                     .30 E        .32 D, E     .17          .19

 Net realized and unrealized      2.13                      1.70         1.88         1.34         .08
gain (loss)

 Total from investment            2.36                      2.00         2.20         1.51         .27
operations

Less Distributions

 From net investment income       (.38)                     (.33)        (.20)        (.06)        (.08)

 From net realized gain           (1.12)                    (1.31)       (.22)        (.02)        -

 In excess of net realized        -                         -            -            (.04)        -
gain

 Total distributions              (1.50)                    (1.64)       (.42)        (.12)        (.08)

Net asset value, end of period   $ 20.06                   $ 19.20      $ 18.84      $ 17.06      $ 15.67

TOTAL RETURN B, C                 12.81%                    11.56%       13.15%       9.74%        1.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,074,843               $ 1,926,322  $ 1,667,601  $ 1,343,134  $ 1,297,701
(000 omitted)

Ratio of expenses to average      .91%                      .92%         .93%         .91%         .92%
net assets

Ratio of expenses to average      .89% G                    .90% G       .92% G       .91%         .92%
net assets after expense
reductions

Ratio of net investment           1.19%                     1.55%        1.84%        1.88%        1.28%
income to average net assets

Portfolio turnover                84%                       67%          92%          50%          42%




FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 F

Net asset value, beginning of    $ 19.20                   $ 19.36
period

Income from Investment
Operations

 Net investment income E          .15                       .01

 Net realized and unrealized      2.19                      (.17)
gain (loss)

 Total from investment            2.34                      (.16)
operations

Less Distributions

 From net investment income       (.38)                     -

 From net realized gain           (1.12)                    -

 Total distributions              (1.50)                    -

Net asset value, end of period   $ 20.04                   $ 19.20

TOTAL RETURN B, C                 12.69%                    (.83)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 34,720                  $ 931
(000 omitted)

Ratio of expenses to average      1.01%                     1.02% A
net assets

Ratio of expenses to average      .97% G                    1.01% A, G
net assets after expense
reductions

Ratio of net investment           .80%                      .31% A
income to average net assets

Portfolio turnover                84%                       67%

A ANNUALIZED

B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH
AMOUNTED TO $.05 PER SHARE.

E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

F FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SERVICE CLASS SHARES) TO DECEMBER 31, 1997.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

The Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Investment Grade Bond Portfolio, Asset Manager Portfolio, Asset Manager: Growth Portfolio, Index 500 Portfolio, and Contrafund Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, and Growth Opportunities Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund except the Money Market Portfolio, Index 500 Portfolio and Investment Grade Bond Portfolio offer two classes of shares: the funds' original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION:

MONEY MARKET PORTFOLIO As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INVESTMENT GRADE BOND PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

ASSET MANAGER, BALANCED AND HIGH INCOME PORTFOLIOS. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

ASSET MANAGER: GROWTH, EQUITY-INCOME, GROWTH & INCOME, INDEX 500, GROWTH OPPORTUNITIES, CONTRAFUND AND GROWTH PORTFOLIOS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

OVERSEAS PORTFOLIO. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded is expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchase and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME:

MONEY MARKET PORTFOLIO Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER, BALANCED, ASSET
MANAGER: GROWTH, EQUITY-INCOME, INDEX 500, GROWTH OPPORTUNITIES, GROWTH & INCOME, CONTRAFUND, GROWTH AND OVERSEAS PORTFOLIOS. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian.

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement
(including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $16,000,000, $11,313,010,
$2,442,800, $333,742 and $36 or 1.1%, 0.5%, 0.1%, 0.1% and 0.0% of net
assets of the Money Market, High Income, Asset Manager, Asset Manager:
Growth and Balanced Portfolios, respectively.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities) and the market value of futures contracts opened and closed is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee.

For the Money Market Portfolio, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the management fee was equivalent to an annual rate of .20% of average net assets. The income-based portion of this fee was equal to $527,196, or an annual rate of .04%.

For the Index 500 Portfolio, FMR receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

For all other funds, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period for the Investment Grade Bond and High Income Portfolios and .2500% to .5200% for the period for the Asset Manager, Balanced, Asset Manager: Growth, Equity-Income, Growth & Income, Growth Opportunities, Contrafund, Growth and Overseas Portfolios for the period. The annual individual fund fee rate is .30% for Investment Grade Bond, Asset Manager: Growth, Growth Opportunities, Contrafund and Growth, .45% for High Income and Overseas, .25% for Asset Manager, .15% for Balanced, and .20% for Equity-Income and Growth & Income Portfolios. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee.

For the period, each fund's management fee was equivalent to the following annual rates expressed as a percentage of average net assets:

Money Market .20%
Investment Grade Bond .43%
High Income .58%
Asset Manager .54%
Balanced .44%
Asset Manager: Growth .59%
Equity-Income .49%
Growth & Income .49%
Index 500 .24%
Growth Opportunities .59%
Contrafund .59%
Growth .59%
Overseas .74%

SUB-ADVISER FEE. As the Money Market Portfolio's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

FMR, on behalf of the Overseas Portfolio, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

FMR and Index 500 Portfolio entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of .006% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $42,017. This fee is included in the caption "Management fee and sub-advisory fee" on the Statement of Operations.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each fund's class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

HIGH INCOME             $ 66,393

ASSET MANAGER            1,632

BALANCED                 3,228

ASSET MANAGER: GROWTH    1,096

EQUITY-INCOME            110,337

GROWTH & INCOME          6,375

GROWTH OPPORTUNITIES     65,577

CONTRAFUND               60,572

GROWTH                   49,981

OVERSEAS                 15,712

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each fund's class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

                        INITIAL CLASS  SERVICE CLASS

MONEY MARKET            $ 8,596        $ N/A

INVESTMENT GRADE BOND    111,684        N/A

HIGH INCOME              1,173,849      84,699

ASSET MANAGER            2,258,617      -

BALANCED                 7,695          -

ASSET MANAGER: GROWTH    72,448         -

EQUITY-INCOME            5,762,460      155,833

GROWTH & INCOME          98,323         -

INDEX 500                9,457          N/A

GROWTH OPPORTUNITIES     120,384        72,484

CONTRAFUND               2,270,373      85,744

GROWTH                   4,892,485      68,062

OVERSEAS                 1,036,756      20,043

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays a portion of the expenses related to typesetting, printing and mailing of all shareholder reports, except for proxy statements. For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the Index 500 Portfolio's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .28% of average net assets.

FMR has directed certain portfolio trades to brokers who paid a portion of certain funds' expenses.

In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of certain funds' expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's
Statement of Operations.

6. INTERFUND LENDING.

Information regarding the interfund lending program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

7. SECURITY LENDING.

Certain funds loaned securities to brokers who paid the funds negotiated lenders' fees. These fees are included in interest income. Each applicable fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

8. BANK BORROWINGS.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding a fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

9. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of more than 5% of the outstanding shares, and certain unaffiliated insurance companies were record owners of 10% or more of the total outstanding shares of the following funds:

                      FILI           UNAFFILIATED INSURANCE COMPANIES
FUND                  % OF OWNERSHIP # OF         % OF OWNERSHIP


Money Market          53%            -            -
Investment Grade Bond 40%            1            11%
High Income           12%            2            59%
Asset Manager         19%            3            46%
Balanced              38%            1            55%
Asset Manager: Growth 68%            1            11%
Equity-Income         15%            1            30%
Growth & Income       56%            1            24%
Index 500             31%            1            10%
Growth Opportunities  27%            1            60%
Contrafund            26%            2            37%
Growth                13%            1            29%
Overseas              13%            1            36%

10. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included at the end of each applicable fund's schedule of investments.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund and the
Shareholders of Money Market Portfolio, High Income Portfolio,
Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio (funds of Variable Insurance Products Fund) at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Insurance Products Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund II and the
Shareholders of Investment Grade Bond Portfolio, Asset Manager
Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio (funds of Variable Insurance Products Fund II) at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Insurance Products Fund II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund III and the
Shareholders of Balanced Portfolio, Growth Opportunities Portfolio, and Growth & Income Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Balanced Portfolio, Growth Opportunities Portfolio, and Growth & Income Portfolio (funds of Variable Insurance Products Fund III) at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Insurance Products Fund III's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS

The Board of Trustees of the following funds voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

                      PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Investment Grade Bond 2/5/99   2/5/99      $0.51     $0.16
High Income:
 Initial Class        2/5/99   2/5/99      $1.07     $0.04
 Service Class        2/5/99   2/5/99      $1.07     $0.04
Asset Manager:
 Initial Class        2/5/99   2/5/99      $0.60     $0.76
 Service Class        2/5/99   2/5/99      $0.60     $0.76
Balanced:
 Initial Class        2/5/99   2/5/99      $0.37     $0.43
 Service Class        2/5/99   2/5/99      $0.37     $0.43
Asset Manager: Growth:
 Initial Class        2/5/99   2/5/99      $0.41     $0.68
 Service Class        2/5/99   2/5/99      $0.41     $0.68
Equity-Income:
 Initial Class        2/5/99   2/5/99      $0.38     $0.84
 Service Class        2/5/99   2/5/99      $0.38     $0.84
Growth & Income:
 Initial Class        2/5/99   2/5/99      $0.10     $0.20
 Service Class        2/5/99   2/5/99      $0.10     $0.20
Index 500             2/5/99   2/5/99      $1.40     $0.95
Growth Opportunities:
 Initial Class        2/5/99   2/5/99      $0.23     $0.43
 Service Class        2/5/99   2/5/99      $0.22     $0.43
Contrafund:
 Initial Class        2/5/99   2/5/99      $0.12     $0.88
 Service Class        2/5/99   2/5/99      $0.12     $0.88
Growth:
 Initial Class        2/5/99   2/5/99      $0.08     $5.03
 Service Class        2/5/99   2/5/99      $0.08     $5.03
Overseas:
 Initial Class        2/5/99   2/5/99      $0.31     $0.50
 Service Class        2/5/99   2/5/99      $0.31     $0.50

For the Overseas Portfolio, the amounts per share which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are $.38 and $.04, respectively, for the dividend paid February 6, 1998.

The Overseas Portfolio has notified shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.

The funds hereby designate 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS

VARIABLE INSURANCE PRODUCTS FUND

A special meeting of the Variable Insurance Products Fund shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect the twelve nominees specified below as Trustees.

                 # OF                % OF
                 SHARES VOTED        SHARES VOTED

RALPH F. COX
Affirmative      1,896,971,522.436   97.599

Against

Withheld         46,670,303.283      2.401

Abstain

TOTAL            1,943,641,825.719   100.000

PHYLLIS BURKE DAVIS
Affirmative      1,895,868,615.286   97.542

Against

Withheld         47,773,210.433      2.458

Abstain

TOTAL            1,943,641,825.719   100.000

ROBERT M. GATES
Affirmative      1,895,537,713.144   97.525

Against

Withheld         48,104,112.575      2.475

Abstain

TOTAL            1,943,641,825.719   100.000

EDWARD C. JOHNSON 3D
Affirmative      1,895,796,576.928   97.538

Against

Withheld         47,845,248.791      2.462

Abstain

TOTAL            1,943,641,825.719   100.000

E. BRADLEY JONES
Affirmative      1,894,480,831.209   97.471

Against

Withheld         49,160,994.510      2.529

Abstain

TOTAL            1,943,641,825.719   100.000

DONALD J. KIRK
Affirmative      1,896,774,241.696   97.589

Against

Withheld         46,867,584.023      2.411

Abstain

TOTAL            1,943,641,825.719   100.000

                 # OF                % OF
                 SHARES VOTED        SHARES VOTED

PETER S. LYNCH
Affirmative      1,897,981,903.316   97.651

Against

Withheld         45,659,922.403      2.349

Abstain

TOTAL            1,943,641,825.719   100.000

WILLIAM O. MCCOY
Affirmative      1,896,739,388.053   97.587

Against

Withheld         46,902,437.666      2.413

Abstain

TOTAL            1,943,641,825.719   100.000

GERALD C. MCDONOUGH
Affirmative      1,894,362,094.554   97.465

Against

Withheld         49,279,731.165      2.535

Abstain

TOTAL            1,943,641,825.719   100.000

MARVIN L. MANN
Affirmative      1,897,410,594.870   97.621

Against

Withheld         46,231,230.849      2.379

Abstain

TOTAL            1,943,641,825.719   100.000

ROBERT C. POZEN
Affirmative      1,896,064,168.143   97.552

Against

Withheld         47,577,657.576      2.448

Abstain

TOTAL            1,943,641,825.719   100.000

THOMAS R. WILLIAMS
Affirmative      1,894,848,261.068   97.490

Against

Withheld         48,793,564.651      2.510

Abstain

TOTAL            1,943,641,825.719   100.000

PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

                # OF                % OF
                SHARES VOTED        SHARES VOTED

Affirmative     1,847,736,661.973   95.066

Against         17,341,905.046      .892

Withheld

Abstain         78,563,258.700      4.042

TOTAL           1,943,641,825.719   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                 # OF               % OF
                SHARES VOTED        SHARES VOTED

Affirmative     1,790,891,433.146   92.141

Against         45,247,037.340      2.328

Withheld

Abstain         107,503,355.233     5.531

TOTAL           1,943,641,825.719   100.000

EQUITY-INCOME

                # OF              % OF
                SHARES VOTED      SHARES VOTED

Affirmative     381,226,321.852   93.142

Against         8,458,731.723     2.066

Withheld

Abstain         19,612,398.661    4.792

TOTAL           409,297,452.236   100.000

GROWTH

                 # OF             % OF
                SHARES VOTED      SHARES VOTED

Affirmative     199,879,657.427   92.290

Against         5,686,033.779     2.625

Withheld

Abstain         11,013,176.748    5.085

TOTAL           216,578,867.954   100.000

OVERSEAS

                # OF             % OF
                SHARES VOTED     SHARES VOTED
Affirmative     86,389,278.226   91.784

Against         1,995,385.215    2.120

Withheld

Abstain         5,737,279.360    6.096

TOTAL           94,121,942.801   100.000

HIGH INCOME

                 # OF             % OF
                SHARES VOTED      SHARES VOTED

Affirmative     194,160,338.084   91.332

Against         4,193,160.186     1.972

Withheld

Abstain         14,234,424.488    6.696

TOTAL           212,587,922.758   100.000

MONEY MARKET

                 # OF               % OF
                 SHARES VOTED       SHARES VOTED

Affirmative     929,235,837.557     91.907

Against         24,913,726.437      2.465

Withheld

Abstain         56,906,075.976      5.628

TOTAL           1,011,055,639.970   100.000

PROPOSAL 4

To approve an amended management contract for the fund.

EQUITY-INCOME

                # OF              % OF
                SHARES VOTED      SHARES VOTED

Affirmative     379,191,394.743   92.644

Against         8,488,959.227     2.074

Withheld

Abstain         21,617,098.266    5.282

TOTAL           409,297,452.236   100.000

GROWTH

                # OF              % OF
                SHARES VOTED      SHARES VOTED

Affirmative     199,389,007.034   92.063

Against         5,390,074.264     2.489

Withheld

Abstain         11,799,786.656    5.448

TOTAL           216,578,867.954   100.000

OVERSEAS

                # OF             % OF
                SHARES VOTED     SHARES VOTED

Affirmative     86,686,667.302   92.100

Against         1,602,876.648    1.703

Withheld

Abstain         5,832,398.851    6.197

TOTAL           94,121,942.801   100.000

PROPOSAL 5

To approve an amended management contract for the fund.

HIGH INCOME

                 # OF             % OF
                SHARES VOTED      SHARES VOTED

Affirmative     193,940,841.545   91.229

Against         3,613,474.208     1.699

Withheld

Abstain         15,033,607.005    7.072

TOTAL           212,587,922.758   100.000

PROPOSAL 6

To approve an amended management contract for the fund.

MONEY MARKET

                # OF                % OF
                SHARES VOTED        SHARES VOTED

Affirmative     927,909,831.156     91.776

Against         25,959,332.926      2.568

Withheld

Abstain         57,186,475.888      5.656

TOTAL           1,011,055,639.970   100.000

PROPOSAL 7

To amend the fundamental investment limitation concerning diversification for the fund.

EQUITY-INCOME
                # OF              % OF
                SHARES VOTED      SHARES VOTED

Affirmative     376,766,469.944   92.052

Against         8,933,449.348     2.183

Withheld

Abstain         23,597,532.944    5.765

TOTAL           409,297,452.236   100.000

GROWTH

                 # OF             % OF
                 SHARES VOTED     SHARES VOTED

Affirmative     198,410,136.064   91.611

Against         5,601,034.983     2.586

Withheld

Abstain         12,567,696.907    5.803

TOTAL           216,578,867.954   100.000

OVERSEAS
                 # OF             % OF
                 SHARES VOTED     SHARES VOTED

Affirmative     86,565,590.658   91.972

Against         1,932,016.500    2.052

Withheld

Abstain         5,624,335.643    5.976

TOTAL           94,121,942.801   100.000

HIGH INCOME

                 # OF             % OF
                SHARES VOTED      SHARES VOTED

Affirmative     195,398,115.685   91.914

Against         3,609,073.262     1.698

Withheld

Abstain         13,580,733.811    6.388

TOTAL           212,587,922.758   100.000

PROPOSAL 8

To amend the fundamental investment limitation concerning diversification for the fund.

MONEY MARKET
                # OF                % OF
                SHARES VOTED        SHARES VOTED

Affirmative     917,249,526.068     90.722

Against         31,465,402.336      3.112

Withheld

Abstain         62,340,711.566      6.166

TOTAL           1,011,055,639.970   100.000

PROXY VOTING RESULTS
VARIABLE INSURANCE PRODUCTS FUND II

A special meeting of the Variable Insurance Products Fund II shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1
To elect the twelve nominees specified below as Trustees.

                 # OF              % OF
                 SHARES VOTED      SHARES VOTED

RALPH F. COX
Affirmative      551,625,239.269   97.807

Against

Withheld         12,368,622.483    2.193

Abstain

TOTAL            563,993,861.752   100.000

PHYLLIS BURKE DAVIS
Affirmative      551,480,513.054   97.781

Against

Withheld         12,513,348.698    2.219

Abstain

TOTAL            563,993,861.752   100.000

ROBERT M. GATES
Affirmative      551,173,726.834   97.727

Against

Withheld         12,820,134.918    2.273

Abstain

TOTAL            563,993,861.752   100.000

EDWARD C. JOHNSON 3D
Affirmative      551,819,828.138   97.841

Against

Withheld         12,174,033.614    2.159

Abstain

TOTAL            563,993,861.752   100.000

E. BRADLEY JONES
Affirmative      551,167,626.855   97.726

Against

Withheld         12,826,234.897    2.274

Abstain

TOTAL            563,993,861.752   100.000

DONALD J. KIRK
Affirmative      551,955,949.572   97.866

Against

Withheld         12,037,912.180    2.134

Abstain

TOTAL            563,993,861.752   100.000

                 # OF              % OF
                 SHARES VOTED      SHARES VOTED

PETER S. LYNCH
Affirmative      552,039,617.262   97.880

Against

Withheld         11,954,244.490    2.120

Abstain

TOTAL            563,993,861.752   100.000

WILLIAM O. MCCOY
Affirmative      551,916,344.610   97.859

Against

Withheld         12,077,517.142    2.141

Abstain

TOTAL            563,993,861.752   100.000

GERALD C. MCDONOUGH
Affirmative      551,471,358.784   97.780

Against

Withheld         12,522,502.968    2.220

Abstain

TOTAL            563,993,861.752   100.000

MARVIN L. MANN
Affirmative      551,612,667.642   97.805

Against

Withheld         12,381,194.110    2.195

Abstain

TOTAL            563,993,861.752   100.000

ROBERT C. POZEN
Affirmative      551,951,817.987   97.865

Against

Withheld         12,042,043.765    2.135

Abstain

TOTAL            563,993,861.752   100.000

THOMAS R. WILLIAMS
Affirmative      551,275,524.082   97.745

Against

Withheld         12,718,337.670    2.255

Abstain

TOTAL            563,993,861.752   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

                # OF              % OF
                SHARES VOTED      SHARES VOTED

Affirmative     536,087,048.787   95.052

Against         4,641,806.642     .823

Withheld

Abstain         23,265,006.323    4.125

TOTAL           563,993,861.752   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                 # OF              % OF
                SHARES VOTED      SHARES VOTED

Affirmative     521,591,541.185   92.482

Against         11,256,526.944    1.996

Withheld

Abstain         31,145,793.623    5.522

TOTAL           563,993,861.752   100.000

ASSET MANAGER

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     240,285,178.438   93.226

Against         4,348,970.517     1.687

Withheld

Abstain         13,110,552.564    5.087

TOTAL           257,744,701.519   100.000

ASSET MANAGER: GROWTH

                 # OF            % OF
                SHARES VOTED     SHARES VOTED

Affirmative     29,558,410.315   92.918

Against         554,871.665      1.744

Withheld

Abstain         1,698,087.098    5.338

TOTAL           31,811,369.078   100.000

CONTRAFUND

                 # OF            % OF
                 SHARES VOTED    SHARES VOTED

Affirmative     203,009,691.196   91.354

Against         5,313,971.650     2.391

Withheld

Abstain         13,899,524.948    6.255

TOTAL           222,223,187.794   100.000

INDEX 500

                 # OF            % OF
                 SHARES VOTED    SHARES VOTED

Affirmative     20,774,469.848   92.957

Against         510,180.433      2.283

Withheld

Abstain         1,063,798.746    4.760

TOTAL           22,348,449.027   100.000

INVESTMENT GRADE BOND

                # OF             % OF
                SHARES VOTED     SHARES VOTED

Affirmative     27,963,791.388   93.630

Against         528,532.679      1.770

Withheld

Abstain         1,373,830.267    4.600

TOTAL           29,866,154.334   100.000

PROPOSAL 4

To approve an amended management contract for the fund.

ASSET MANAGER: GROWTH

                # OF             % OF
                SHARES VOTED     SHARES VOTED

Affirmative     29,664,267.576   93.251

Against         399,439.024      1.255

Withheld

Abstain         1,747,662.478    5.494

TOTAL           31,811,369.078   100.000

CONTRAFUND

                # OF              % OF
                SHARES VOTED      SHARES VOTED

Affirmative     203,578,852.721   91.610

Against         3,911,421.764     1.760

Withheld

Abstain         14,732,913.309    6.630

TOTAL           222,223,187.794   100.000

PROPOSAL 5

To approve an amended management contract for the fund.
ASSET MANAGER

                # OF             % OF
                SHARES VOTED     SHARES VOTED

Affirmative     238,417,855.725   92.502

Against         3,561,649.042     1.381

Withheld

Abstain         15,765,196.752    6.117

TOTAL           257,744,701.519   100.000

PROPOSAL 6

To approve an amended management contract for the fund.

INVESTMENT GRADE BOND

                 # OF             % OF
                SHARES VOTED     SHARES VOTED

Affirmative     28,007,134.439   93.775

Against         413,287.552      1.384

Withheld

Abstain         1,445,732.343    4.841

TOTAL           29,866,154.334   100.000

PROPOSAL 7

To approve a new sub-advisory agreement with FMR U.K.

ASSET MANAGER

                # OF              % OF
                SHARES VOTED      SHARES VOTED

Affirmative     234,854,888.818   91.119

Against         5,039,678.454     1.955

Withheld

Abstain         17,850,134.247    6.926

TOTAL           257,744,701.519   100.000

PROPOSAL 8

To approve a new sub-advisory agreement with FMR Far East.

ASSET MANAGER

                 # OF              % OF
                SHARES VOTED      SHARES VOTED

Affirmative     232,908,923.697   90.364

Against         6,212,774.195     2.411

Withheld

Abstain         18,623,003.627    7.225

TOTAL           257,744,701.519   100.000

PROPOSAL 9

To amend the fundamental investment limitation concerning diversification for the fund.

ASSET MANAGER

                 # OF             % OF
                 SHARES VOTED     SHARES VOTED

Affirmative     236,682,192.450   91.828

Against         4,357,625.078     1.691

Withheld

Abstain         16,704,883.991    6.481

TOTAL           257,744,701.519   100.000

ASSET MANAGER: GROWTH

                # OF             % OF
                SHARES VOTED     SHARES VOTED

Affirmative     29,161,342.211   91.670

Against         541,072.537      1.700

Withheld

Abstain         2,108,954.330    6.63

TOTAL           31,811,369.078   100.000

CONTRAFUND

                # OF              % OF
                SHARES VOTED      SHARES VOTED

Affirmative     200,869,349.594   90.391

Against         4,950,646.930     2.228

Withheld

Abstain         16,403,191.270    7.381

TOTAL           222,223,187.794   100.000

INVESTMENT GRADE BOND

                # OF             % OF
                SHARES VOTED     SHARES VOTED

Affirmative     27,607,914.831   92.439

Against         581,424.802      1.947

Withheld

Abstain         1,676,814.701    5.614

TOTAL           29,866,154.334   100.000

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Investments Money Management, Inc. (FIMM),
 Merrimack, NH

 MONEY MARKET PORTFOLIO, ASSET MANAGER PORTFOLIO, BALANCED
 PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO AND ASSET
 MANAGER: GROWTH PORTFOLIO

Fidelity Management & Research (U.K.) Inc.,
 London, England

 HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME, AND OVERSEAS PORTFOLIOS

Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan

 HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME, AND OVERSEAS PORTFOLIOS

Fidelity International Investment Advisors
 Pembroke, Bermuda

 OVERSEAS PORTFOLIO

Fidelity International Investment Advisors (U.K.) Limited
 Kent, England

 OVERSEAS PORTFOLIO

Bankers Trust, New York, NY
 INDEX 500 PORTFOLIO

OFFICERS

Edward C. Johnson 3d, PRESIDENT

Robert C. Pozen, SENIOR VICE PRESIDENT

Abigail P. Johnson, VICE PRESIDENT - GROWTH, CONTRAFUND
 AND GROWTH OPPORTUNITIES PORTFOLIOS

Richard A. Spillane, Jr., VICE PRESIDENT - EQUITY-INCOME,
 OVERSEAS, BALANCED AND GROWTH & INCOME PORTFOLIOS

Dwight D. Churchill, VICE PRESIDENT - HIGH INCOME AND
  INVESTMENT GRADE BOND PORTFOLIOS

Fred L. Henning, Jr., VICE PRESIDENT - HIGH INCOME AND
 INVESTMENT GRADE BOND PORTFOLIOS

Robert A. Lawrence, VICE PRESIDENT - INDEX 500, ASSET MANAGER,  AND
 ASSET MANAGER: GROWTH PORTFOLIOS

Bart A. Grenier, VICE PRESIDENT - HIGH INCOME PORTFOLIO

Barry J. Coffman, VICE PRESIDENT - HIGH INCOME PORTFOLIO

William Danoff, VICE PRESIDENT - CONTRAFUND PORTFOLIO

Robert K. Duby, VICE PRESIDENT - MONEY MARKET PORTFOLIO

Kevin E. Grant, VICE PRESIDENT - INVESTMENT GRADE BOND
 AND BALANCED PORTFOLIOS

Richard C. Habermann, VICE PRESIDENT - ASSET MANAGER
 AND ASSET MANAGER: GROWTH PORTFOLIOS

Richard R. Mace, Jr., VICE PRESIDENT - OVERSEAS PORTFOLIO

Charles S. Morrison II, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS

Stephen R. Petersen, VICE PRESIDENT - EQUITY-INCOME PORTFOLIO

John J. Todd, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS

Jennifer Uhrig, VICE PRESIDENT - GROWTH PORTFOLIO

George A. Vanderheiden, VICE PRESIDENT -
 GROWTH OPPORTUNITIES PORTFOLIO

Steven J. Snider, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS

Eric D. Roiter, SECRETARY

Richard A. Silver, TREASURER

Matthew N. Karstetter, DEPUTY TREASURER

Boyce I. Greer, VICE PRESIDENT - MONEY MARKET PORTFOLIO

Stanley N. Griffith, Assistant Vice President - HIGH INCOME    AND

INVESTMENT GRADE BOND PORTFOLIOS

John H. Costello, ASSISTANT TREASURER

Leonard M. Rush, ASSISTANT TREASURER

Thomas J. Simpson, ASSISTANT TREASURER - HIGH INCOME
 AND INVESTMENT GRADE BOND PORTFOLIO

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN

The Bank of New York, New York, NY

 MONEY MARKET, INVESTMENT GRADE BOND AND
 HIGH INCOME PORTFOLIOS

The Chase Manhattan Bank, New York, NY

 EQUITY-INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 GROWTH & INCOME, BALANCED AND OVERSEAS PORTFOLIOS

Brown Brothers Harriman & Co., Boston, MA

 GROWTH, GROWTH OPPORTUNITIES, AND CONTRAFUND PORTFOLIOS

Bankers Trust, New York, NY

 INDEX 500 PORTFOLIO

* INDEPENDENT TRUSTEES






VARIABLE INSURANCE PRODUCTS
FUND II: ASSET MANAGER: GROWTH PORTFOLIO

(2_FIDELITY_LOGOS)(registered trademark)

ANNUAL REPORT
DECEMBER 31, 1998

CONTENTS

MARKET ENVIRONMENT          3   A review of what happened in
                                world markets during the
                                past 12 months.

PERFORMANCE AND INVESTMENT  4   How the fund has done over
SUMMARY                         time, and an overview of the
                                fund's investments at the
                                end of the period.

FUND TALK                   5   The manager's review of fund
                                performance, strategy  and
                                outlook.

INVESTMENTS                 6   A complete list of the fund's
                                investments with their
                                market values.

FINANCIAL STATEMENTS        20  Statements of assets and
                                liabilities, operations, and
                                 changes in net assets, as
                                well as financial highlights.

NOTES                       23  Notes to the financial
                                statements.

REPORT OF INDEPENDENT       26  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS               27

PROXY VOTING RESULTS        28

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

MARKET ENVIRONMENT

Demonstrating erratic mood swings throughout the period, the sometimes gloomy, sometimes exuberant, oftentimes volatile worldwide stock and bond markets in 1998 will long be remembered for their turbulent behavior. When all was said and done, the U.S. and European stock markets posted impressive returns for the year. Most U.S. bond markets experienced positive - albeit moderate - performance, with U.S. Treasuries ending the year as the overall front-runner. Economic and currency turmoil continued to plague stock and bond performance in Asia and, in particular, emerging markets.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 28.58% for the 12 months that ended December 31, 1998, well above the index's long-term average annual return of about 12%. For the first time in its history, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted double-digit percentage gains in four consecutive years, thanks to an 18.07% increase for the year. Large-cap stocks - particularly in the technology sector - led the U.S. equity market's charge, as once again investors preferred the liquidity and the perceived safety of owning what they know. Small-cap stocks - in comparison - took a beating. The Russell 2000 Index - a popular measure of small stock performance - fell -2.55% for the year.

Throughout the period, the U.S. enjoyed a strong economy. Unemployment averaged 4.5% for the year, the lowest since 1969 and the lowest peacetime level in 41 years. Inflation levels also were low, while interest-rates were stable. In comparison to the economy's relative tranquility, the U.S. stock markets were fluctuating wildly. To illustrate, the Dow typically had fewer than five swings of 5% in each year since 1946. In 1998 alone, the Dow experienced 10 such swings. Much of these gyrations were due to fears about Asia's economic woes, Russia's currency devaluation and loan defaults, and the subsequent consequences on emerging markets. On August 31, the Dow plunged 512.61 points - a loss that erased all previous gains for the year to that point. Faced with global economic chaos, investors began fleeing the equity markets in droves, searching for safer, less volatile havens, particularly U.S. Treasuries. To address the lack of confidence in domestic and global equity markets, the U.S. Federal Reserve Board stepped in with three separate 0.25% interest-rate cuts during the fall. Those cuts helped boost confidence in the U.S. economy, and stocks began to quickly ascend to their former lofty levels, culminating in a new Dow record of 9374.27 on November 23, 1998.

On a sector-by-sector basis, technology stocks reigned supreme in 1998, thanks in large part to the skyrocketing Internet industry. For the year, nine of the top 10 best-performing stocks in the S&P 500 were technology stocks. The health care sector was another big winner. Pharmaceuticals helped drive the strong performance of the health care industry, as a slew of new products was rushed to the market sooner than normal thanks to streamlined approval regulations.

Natural resources, on the other hand, suffered tremendously. Overproduction and poor demand caused oil's price per barrel to plunge considerably. Gold prices also were down in 1998. The financial sector
- a top performer for several years - found 1998 to be a challenge. The financial crises overseas and credit concerns contributed to the poor showing of many brokerage and investment management firms.

FOREIGN STOCK MARKETS

Foreign stock markets posted mixed results in 1998. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australasia, and the Far East - returned 20.27% in 1998. Europe posted the most consistently strong equity markets when compared to other regions, with the MSCI Europe Index up 28.87% for the year. The much-maligned Japanese stock market ended the year on a positive note, thanks in part to long-awaited government intercession on the ailing banking sector's behalf. For the year, the Tokyo Stock Exchange Index (TOPIX) was up 7.76%. 1998 proved to be disastrous for emerging markets. The MSCI Emerging Markets Free Index suffered a -25.34% loss during the period, as the Asian crisis and Russia's currency devaluation and loan defaults played havoc with Latin America, Brazil, Thailand and other emerging-market nations.

U.S. BOND MARKETS

In a year as volatile as 1998, it's not surprising that the performance of the U.S bond market was mostly positive. Still, most of the major bond indexes trailed their returns of 1997, as investors continued to seek out the high returns found in the equity markets. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market - posted a total return of 8.69%. The Lehman Brothers Corporate Bond Index returned 8.57% in 1998. General U.S. Treasury funds were the safe haven of choice in 1998, benefiting from the flight to safety as investors worldwide reacted to global economic concerns. As a result, the yield on the benchmark 30-year Treasury fell to its lowest levels in three decades, tumbling to 5.09% at the end of the period compared to 5.92% at the start of the year.

FOREIGN BOND MARKETS

Typically, continued low inflation and economic growth in the U.S. would help provide a positive backdrop for U.S.-based bonds relative to most foreign bonds. But there was nothing typical about 1998. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned an impressive 15.30% for the 12 months that ended December 31, 1998. Many European nations - particularly France, Italy and Spain - boasted strong performance that helped drive the index's overall return. Not all was rosy in the international bond market, however. In stark contrast to the developed world, the often-volatile emerging debt markets experienced a particularly difficult year, illustrated by the J.P. Morgan Emerging Markets Bond Index return of -11.04% during the period. Once again, the impact of financial and economic woes in Asia and Russia was the primary contributor to the poor performance of emerging markets.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1998

VIP II: ASSET MGR: GROWTH -      17.57%       21.42%
"INITIAL CLASS"

Fidelity Aggressive Composite    22.74%       n/a

 S&P 500 (registered trademark)  28.58%       30.55%

 LB Aggregate Bond               8.69%        10.04%

 LB 3 Month T-Bill               5.31%        n/a

Variable Annuity Flexible        13.50%       n/a
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Aggressive Asset Allocation Composite Index, - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represent a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charge.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.


(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II Asset Mgr Growth     FID Aggressive Composite    S&P 500                     LB Aggregate Bond
             00159                       F0022                       SP001                       LB001
  1995/01/31      10000.00          10000.00                    10000.00                    10000.00
  1995/02/28      10149.70          10319.62                    10389.70                    10238.00
  1995/03/31      10289.42          10539.71                    10696.30                    10300.45
  1995/04/30      10558.88          10785.50                    11011.31                    10444.66
  1995/05/31      10708.58          11199.23                    11451.43                    10848.87
  1995/06/30      11137.72          11397.77                    11717.44                    10928.06
  1995/07/31      11546.91          11633.53                    12106.00                    10904.02
  1995/08/31      12065.87          11695.86                    12136.38                    11035.96
  1995/09/30      12245.51          12052.97                    12648.54                    11143.01
  1995/10/31      11776.45          12083.85                    12603.38                    11287.87
  1995/11/30      11986.03          12487.56                    13156.67                    11457.19
  1995/12/31      12277.71          12701.01                    13410.07                    11617.59
  1996/01/31      12569.78          13008.92                    13866.55                    11694.26
  1996/02/29      12613.39          13009.89                    13995.09                    11490.78
  1996/03/31      12840.37          13059.96                    14129.86                    11410.35
  1996/04/30      13143.01          13162.84                    14338.14                    11346.45
  1996/05/31      13348.36          13380.07                    14707.92                    11323.76
  1996/06/30      13402.41          13467.11                    14763.95                    11475.49
  1996/07/31      13067.35          13093.05                    14111.68                    11506.48
  1996/08/31      13164.62          13267.32                    14409.30                    11486.92
  1996/09/30      13705.04          13821.05                    15220.25                    11686.79
  1996/10/31      14104.95          14163.15                    15640.03                    11946.24
  1996/11/30      15023.67          14935.59                    16822.26                    12150.52
  1996/12/31      14737.79          14700.41                    16489.01                    12037.52
  1997/01/31      15367.80          15358.12                    17519.24                    12074.83
  1997/02/28      15514.22          15455.00                    17656.59                    12105.02
  1997/03/31      14781.88          14970.83                    16931.08                    11970.65
  1997/04/30      15401.55          15656.26                    17941.87                    12150.21
  1997/05/31      16336.68          16364.80                    19034.17                    12265.64
  1997/06/30      16821.15          16929.64                    19886.90                    12411.60
  1997/07/31      17959.09          17991.36                    21469.30                    12746.72
  1997/08/31      17395.75          17251.75                    20266.59                    12638.37
  1997/09/30      18037.95          17980.97                    21376.59                    12825.42
  1997/10/31      17609.82          17629.62                    20662.61                    13011.39
  1997/11/30      18116.82          18224.94                    21619.09                    13071.24
  1997/12/31      18432.29          18493.92                    21990.29                    13203.26
  1998/01/31      18432.29          18700.72                    22233.50                    13372.26
  1998/02/28      19558.44          19644.52                    23836.98                    13361.56
  1998/03/31      20283.77          20370.04                    25057.67                    13406.99
  1998/04/30      20220.15          20544.55                    25309.75                    13476.71
  1998/05/31      20016.54          20350.75                    24874.67                    13604.74
  1998/06/30      20487.37          20977.02                    25885.08                    13720.38
  1998/07/31      20309.22          20836.27                    25609.41                    13749.19
  1998/08/31      17751.48          18817.21                    21906.80                    13973.30
  1998/09/30      18413.18          19776.08                    23310.15                    14300.28
  1998/10/31      19583.89          20879.74                    25206.20                    14224.48
  1998/11/30      20563.72          21798.91                    26733.94                    14305.56
  1998/12/31      21670.80         22698.75                    28274.35                    14348.48
IMATRL PRASUN   SHR__CHT 19981231 19990126 145802 R00000000000050

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager: Growth Portfolio on January 31, 1995, shortly after the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $21,671 - a 116.71% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $28,274 over the same period - a 182.74% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,348 - a 43.48% increase.

You can also look at how the Fidelity Aggressive Asset Allocation Composite Index did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (182.74%), Lehman Brothers Aggregate Bond Index (43.48%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (23.65%) - according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $22,699 - a 126.99% increase.

* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31,
1996.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998
                           % OF FUND'S INVESTMENTS

Wal-Mart Stores, Inc.       3.2

AT&T Corp.                  3.1

General Electric Co.        2.0

Lucent Technologies, Inc.   1.9

Fannie Mae                  1.9

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

(STOCKS ONLY)       % OF FUND'S INVESTMENTS

FINANCE              11.9

UTILITIES            10.9

TECHNOLOGY           10.1

RETAIL & WHOLESALE   8.3

HEALTH               8.3

ASSET ALLOCATION AS OF DECEMBER 31, 1998*

Row: 1, Col: 1, Value: 76.8
Row: 1, Col: 2, Value: 17.7
Row: 1, Col: 3, Value: 5.5

Stock class          78.9%
Bond class           17.6%
Short-term class      3.5%
*FOREIGN INVESTMENTS  1.5%

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with
Richard Habermann, Portfolio Manager of Asset Manager: Growth
Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, DICK?

A. For the year that ended December 31, 1998, the fund lagged the 22.74% return of the Fidelity Aggressive Asset Allocation Composite Index - which combines the performance of three indexes - for the same period.

Q. WHY DID THE FUND LAG ITS BENCHMARK INDEX?

A. While the fund's stocks generally performed well, they underperformed the Standard & Poor's 500 Index, the equity index that is included in the fund's benchmark. Specifically, the fund was underweighted relative to the S&P in the narrow group of stocks that drove the performance of the S&P 500. Instead, the fund's equity specialist, Steven Snider, focused on stocks with lower valuations and market capitalizations. In addition, the fund was hurt by its investments in high-yield bonds. These securities are not included in the composite index - the bond component is represented by the Lehman Brothers Aggregate Bond Index , which comprises only investment-grade securities - but have been a key component to our strategy and have helped the fund's performance during the past few years. Unfortunately, this asset class suffered from the significant flight to quality in the third quarter of 1998.

Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND'S ASSET ALLOCATION?

A. The fund started the year overweighted in stocks, and, on average, maintained that overweighted position through the year. However, I pursued more cautious tactics in the summer, when both the stock and bond markets experienced a great deal of turmoil. At that time, I reduced the fund's equity allocation and increased its stake in investment-grade bonds. When the markets started to settle down at the tail end of the third quarter, I ramped up the fund's equity investments again, taking profits on investment-grade issues that had performed well. I also added significantly to the fund's investments in high-yield bonds. Prices in that sector reflected worst-case scenarios that we felt were unrealistic given the underlying strength of the U.S. economy.

Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT PERFORMANCE?

A. Overall, it had a positive effect. Stocks performed best among the asset classes, and, as I mentioned, the fund on average maintained an overweighted position in equities relative to its neutral mix, which calls for 70% to be invested in stocks. Concurrently, the fund also benefited from maintaining underweighted positions in bonds and short-term/money market instruments, which make up 25% and 5% of its neutral mix, respectively.

Q. HOW DID THE FIXED-INCOME AND SHORT-TERM PORTIONS OF THE FUND
PERFORM?

A. The investment-grade portion of the fund - which Charlie Morrison helps me manage - slightly underperformed the Lehman Brothers Aggregate Index. The story there was a flight to quality. Investors from around the globe flocked to U.S. Treasury securities because they are perceived to be the safest haven from economic and financial turmoil. All other sectors of the investment-grade market posted much poorer relative performance. Being underweighted in Treasuries relative to the index hurt the fund. Still, it did benefit from strong security selection in its non-Treasury investments. Unfortunately, the fund's high-yield investments hurt its relative performance. Nevertheless, the securities chosen by Fred Hoff - who helps me manage the high-yield portion of the fund - performed better than the high-yield market as a whole. John Todd, who helps look after the fund's short-term investments, obtained a return advantage relative to the short-term component of the composite index by emphasizing shorter-term, high-quality issues.

Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD? WHICH DISAPPOINTED?

A. On the plus side, Lucent Technologies increased its market share and consistently beat earnings expectations. AT&T did the same, amid a successful cost-cutting campaign. Wal-Mart and Home Depot maintained their market dominance through excellent distribution systems, among other factors. On the negative side, Allstate had difficulty rebounding from share price drops from August through October, when companies in the financial sector generally suffered. And RJR Nabisco was hurt because it was the dominant player in the tobacco industry in Russia.

Q. WHAT'S YOUR OUTLOOK?

A. We continue to see the same trends that have characterized the past few years: low inflation, a positive interest-rate environment and decelerating corporate earnings. Further, it appears economic growth will continue in early 1999, but stands a chance to moderate as the year progresses. We'll probably see modest earnings growth, amid a backdrop of continued investor interest in the markets. I believe the U.S. will continue to be an appealing market relative to other global alternatives.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at the time based on market and other conditions

(checkmark)FUND FACTS

GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world

START DATE: January 3, 1995

SIZE: as of December 31, 1998, more than $532 million

MANAGER: Richard Habermann, since 1996,
joined Fidelity in 1968

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 75.0%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.7%

AEROSPACE & DEFENSE - 2.1%

AlliedSignal, Inc.                75,600                 $ 3,350,025

Cordant Technologies, Inc.        21,300                  798,750

Goodrich (B.F.) Co.               5,000                   179,375

Sundstrand Corp.                  27,700                  1,436,938

United Technologies Corp.         51,500                  5,600,625

                                                          11,365,713

DEFENSE ELECTRONICS - 0.6%

Litton Industries, Inc. (a)       13,800                  900,450

Northrop Grumman Corp.            29,300                  2,142,563

                                                          3,043,013

SHIP BUILDING & REPAIR - 0.0%

Avondale Industries, Inc.         2,600                   75,400

TOTAL AEROSPACE & DEFENSE                                 14,484,126

BASIC INDUSTRIES - 1.0%

CHEMICALS & PLASTICS - 0.5%

Engelhard Corp.                   18,900                  368,550

FMC Corp. (a)                     20,700                  1,159,200

Millennium Chemicals, Inc.        38,300                  761,213

Solutia, Inc.                     18,200                  407,225

                                                          2,696,188

IRON & STEEL - 0.1%

USX-U.S. Steel Group              10,000                  230,000

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc. (a)          56,700                  1,736,438

PAPER & FOREST PRODUCTS - 0.1%

Louisiana-Pacific Corp.           35,000                  640,938

TOTAL BASIC INDUSTRIES                                    5,303,564

CONSTRUCTION & REAL ESTATE -
1.4%

BUILDING MATERIALS - 0.4%

Fortune Brands, Inc.              26,000                  822,250

USG Corp.                         16,000                  815,000

Vulcan Materials Co.              3,300                   434,156

                                                          2,071,406

CONSTRUCTION - 0.8%

Centex Corp.                      19,400                  874,213

D.R. Horton, Inc.                 32,900                  756,700

Fleetwood Enterprises, Inc.       49,233                  1,710,847

Kaufman & Broad Home Corp.        34,200                  983,250

                                                          4,325,010

ENGINEERING - 0.2%

Fluor Corp.                       26,600                  1,132,163

TOTAL CONSTRUCTION & REAL                                 7,528,579
ESTATE



                                 SHARES                  VALUE (NOTE 1)

DURABLES - 3.5%

AUTOS, TIRES, & ACCESSORIES -
2.9%

Dana Corp.                        11,600                 $ 474,150

Ford Motor Co.                    144,800                 8,497,950

General Motors Corp.              92,800                  6,641,000

                                                          15,613,100

CONSUMER ELECTRONICS - 0.4%

Maytag Corp.                      32,000                  1,992,000

HOME FURNISHINGS - 0.2%

Ethan Allen Interiors, Inc.       13,400                  549,400

Furniture Brands                  21,700                  591,325
International, Inc. (a)

                                                          1,140,725

TOTAL DURABLES                                            18,745,825

ENERGY - 2.6%

ENERGY SERVICES - 0.1%

McDermott International, Inc.     34,100                  841,844

OIL & GAS - 2.5%

British Petroleum PLC ADR         396                     37,620

Coastal Corp. (The)               56,800                  1,984,450

Exxon Corp.                       119,100                 8,709,188

Royal Dutch Petroleum Co.         3,200                   153,200

Sunoco, Inc.                      23,700                  854,681

Tosco Corp.                       52,200                  1,350,675

                                                          13,089,814

TOTAL ENERGY                                              13,931,658

FINANCE - 11.7%

BANKS - 2.8%

BankBoston Corp.                  53,800                  2,094,838

Chase Manhattan Corp.             97,600                  6,642,900

Comerica, Inc.                    10,700                  729,606

Commerce Bancshares, Inc.         297                     12,623

Firstar Corp.                     10,000                  932,500

National City Corp.               23,780                  1,724,050

SunTrust Banks, Inc.              34,100                  2,608,650

                                                          14,745,167

CREDIT & OTHER FINANCE - 0.7%

Equitable Companies (The),        28,000                  1,620,500
Inc.

Fleet Financial Group, Inc.       28,500                  1,273,594

Providian Financial Corp.         13,500                  1,012,500

                                                          3,906,594

FEDERAL SPONSORED CREDIT - 3.2%

Fannie Mae                        138,500                 10,249,000

Freddie Mac                       76,000                  4,897,250

SLM Holding Corp.                 35,800                  1,718,400

                                                          16,864,650

INSURANCE - 4.4%

Allmerica Financial Corp.         12,400                  717,650

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Allstate Corp.                    165,000                $ 6,373,125

CIGNA Corp.                       93,400                  7,220,988

Conseco, Inc.                     117,000                 3,575,813

Financial Security  Assurance     4,700                   254,975
Holdings Ltd.

ING Groep NV sponsored ADR        521                     32,400

Lincoln National Corp.            10,400                  850,850

MGIC Investment Corp.             18,000                  716,625

Old Republic International        23,250                  523,125
Corp.

Orion Capital Corp.               5,200                   207,025

SunAmerica, Inc.                  35,000                  2,839,375

                                                          23,311,951

SECURITIES INDUSTRY - 0.6%

Crestline Capital Corp. (a)       8,120                   118,755

Lehman Brothers Holdings,         76,800                  3,384,000
Inc.

                                                          3,502,755

TOTAL FINANCE                                             62,331,117

HEALTH - 8.3%

DRUGS & PHARMACEUTICALS - 5.4%

Amgen, Inc. (a)                   20,600                  2,153,988

Lilly (Eli) & Co.                 32,100                  2,852,888

Mylan Laboratories, Inc.          37,500                  1,181,250

Pfizer, Inc.                      75,800                  9,508,163

Schering-Plough Corp.             145,800                 8,055,450

Warner-Lambert Co.                66,600                  5,007,488

                                                          28,759,227

MEDICAL EQUIPMENT & SUPPLIES
- 1.8%

Allegiance Corp.                  3,320                   154,795

Guidant Corp.                     83,500                  9,205,875

                                                          9,360,670

MEDICAL FACILITIES MANAGEMENT
- 1.1%

Integrated Health Services,       24,200                  341,825
Inc.

Lincare Holdings, Inc. (a)        32,000                  1,298,000

PacifiCare Health Systems,        25,600                  2,035,200
Inc.  Class B (a)

Wellpoint Health Networks,        22,700                  1,974,900
Inc. (a)

                                                          5,649,925

TOTAL HEALTH                                              43,769,822

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.2%

ELECTRICAL EQUIPMENT - 2.7%

General Electric Co.              105,000                 10,716,563

General Instrument Corp. (a)      28,300                  960,431

Honeywell, Inc.                   35,900                  2,703,719

                                                          14,380,713



                                 SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.2%

Caterpillar, Inc.                 73,200                 $ 3,367,200

Coltec Industries, Inc. (a)       36,700                  715,650

Ingersoll-Rand Co.                68,500                  3,215,219

Mark IV Industries, Inc.          24,500                  318,500

Tyco International Ltd.           52,200                  3,937,838

                                                          11,554,407

POLLUTION CONTROL - 0.3%

Waste Management, Inc.            33,300                  1,552,613

TOTAL INDUSTRIAL MACHINERY &                              27,487,733
EQUIPMENT

MEDIA & LEISURE - 2.0%

BROADCASTING - 0.0%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        420                     3,360
 .47) (a)

warrants 1/15/07 (CV ratio        100                     1,050
 .6) (a)

Nielsen Media Research, Inc.      3,600                   64,800
(a)

NTL, Inc. warrants 12/31/08       427                     6,405
(a)

                                                          75,615

ENTERTAINMENT - 0.4%

Carnival Corp.                    24,200                  1,161,600

Tele-Communications, Inc.         33,950                  799,947
(TCI Ventures Group) Series
A (a)

                                                          1,961,547

LEISURE DURABLES & TOYS - 0.1%

Harley-Davidson, Inc.             12,100                  573,238

LODGING & GAMING - 0.4%

Aladdin Gaming Enterprises,       3,600                   36
Inc. warrants 3/1/10 (a)(f)

Host Marriott Corp.               81,200                  1,121,575

International Game Technology     37,500                  911,719
Corp.

                                                          2,033,330

PUBLISHING - 1.0%

Gannet, Inc.                      45,900                  3,038,006

Knight-Ridder, Inc.               18,900                  966,263

New York Times Co. (The)          32,800                  1,137,750
Class A

World Color Press, Inc. (a)       9,700                   295,244

                                                          5,437,263

RESTAURANTS - 0.1%

Brinker International, Inc.       12,000                  346,500
(a)

TOTAL MEDIA & LEISURE                                     10,427,493

NONDURABLES - 4.7%

BEVERAGES - 0.5%

Anheuser-Busch Companies,         10,900                  715,313
Inc.

Canandaigua Brands, Inc.          7,300                   422,031
Class A (a)

Coors (Adolph) Co. Class B        14,700                  829,631

PepsiCo, Inc.                     22,600                  925,188

                                                          2,892,163

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - 1.4%

Flowers Industries, Inc.          24,100                 $ 576,894

Heinz (H.J.) Co.                  86,500                  4,898,063

Quaker Oats Co.                   30,000                  1,785,000

                                                          7,259,957

HOUSEHOLD PRODUCTS - 0.8%

Avon Products, Inc.               18,700                  827,475

Clorox Co.                        17,500                  2,044,219

Nu Skin Enterprises, Inc.         8,700                   205,538
Class A (a)

Premark International, Inc.       4,400                   152,350

Procter & Gamble Co.              12,000                  1,095,750

                                                          4,325,332

TOBACCO - 2.0%

Philip Morris Companies, Inc.     161,900                 8,661,650

RJR Nabisco Holdings Corp.        52,320                  1,553,250

Universal Corp.                   9,700                   340,713

                                                          10,555,613

TOTAL NONDURABLES                                         25,033,065

RETAIL & WHOLESALE - 8.3%

APPAREL STORES - 0.8%

Gap, Inc.                         22,050                  1,240,313

TJX Companies, Inc.               107,600                 3,120,400

                                                          4,360,713

GENERAL MERCHANDISE STORES -
3.8%

Dayton Hudson Corp.               21,100                  1,144,675

Federated Department Stores,      49,400                  2,151,988
Inc. (a)

Wal-Mart Stores, Inc.             204,300                 16,637,643

                                                          19,934,306

GROCERY STORES - 0.7%

Safeway, Inc. (a)                 65,100                  3,967,031

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.0%

Best Buy Co., Inc. (a)            35,500                  2,178,813

Home Depot, Inc.                  107,600                 6,583,775

Lowe's Companies, Inc.            54,200                  2,774,363

Office Depot, Inc. (a)            16,300                  602,081

Pier 1 Imports, Inc.              76,200                  738,188

Tandy Corp.                       74,600                  3,072,588

                                                          15,949,808

TOTAL RETAIL & WHOLESALE                                  44,211,858

SERVICES - 0.3%

PRINTING - 0.3%

Donnelley (R.R.) & Sons Co.       3,200                   140,200

United Stationers, Inc. (a)       20,000                  520,000

Valassis Communications, Inc.     21,100                  1,089,288
(a)

                                                          1,749,488



                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - 10.0%

COMMUNICATIONS EQUIPMENT - 2.3%

Globalstar Telecommunications     180                    $ 10,800
Ltd. warrants 2/15/04 (a)(f)

Lucent Technologies, Inc.         93,300                  10,263,000

Tellabs, Inc. (a)                 27,200                  1,864,900

                                                          12,138,700

COMPUTER SERVICES & SOFTWARE
- 3.9%

BMC Software, Inc.                47,700                  2,125,631

Computer Sciences Corp.           21,200                  1,366,075

HBO & Co.                         110,400                 3,167,100

Microsoft Corp. (a)               29,300                  4,063,544

NCR Corp. (a)                     2,300                   96,025

Oracle Corp. (a)                  226,000                 9,746,250

                                                          20,564,625

COMPUTERS & OFFICE EQUIPMENT
- 2.9%

International Business            15,000                  2,771,250
Machines Corp.

Lexmark International Group,      41,400                  4,160,700
Inc. (a)

Sun Microsystems, Inc. (a)        57,600                  4,932,000

Unisys Corp. (a)                  59,200                  2,038,700

Xerox Corp.                       11,200                  1,321,600

                                                          15,224,250

ELECTRONICS - 0.5%

Intel Corp.                       19,900                  2,359,394

Storage Technology Corp. (a)      11,900                  423,194

                                                          2,782,588

PHOTOGRAPHIC EQUIPMENT - 0.4%

Eastman Kodak Co.                 29,000                  2,088,000

TOTAL TECHNOLOGY                                          52,798,163

TRANSPORTATION - 2.9%

AIR TRANSPORTATION - 2.2%

AMR Corp. (a)                     92,000                  5,462,500

Comair Holdings, Inc.             27,600                  931,500

Southwest Airlines Co.            173,400                 3,890,663

US Airways Group, Inc. (a)        12,500                  650,000

Viad Corp.                        18,600                  564,975

                                                          11,499,638

RAILROADS - 0.4%

Burlington Northern Santa Fe      47,000                  1,586,250
Corp.

Trinity Industries, Inc.          12,400                  477,400

                                                          2,063,650

TRUCKING & FREIGHT - 0.3%

Airborne Freight Corp.            47,500                  1,712,969

TOTAL TRANSPORTATION                                      15,276,257

UTILITIES - 10.4%

CELLULAR - 0.0%

McCaw International Ltd.          910                     4,550
warrants 4/15/07 (a)(f)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 3.1%

Baltimore Gas & Electric Co.      35,700                 $ 1,102,238

Central & South West Corp.        25,000                  685,938

Dominion Resources, Inc.          19,000                  888,250

DTE Energy Co.                    32,000                  1,372,000

Edison International              39,400                  1,098,275

Energy East Corp.                 47,800                  2,700,700

Entergy Corp.                     56,200                  1,749,225

FPL Group, Inc.                   21,500                  1,324,938

GPU, Inc.                         30,700                  1,356,556

Houston Industries, Inc.          56,700                  1,821,488

Pinnacle West Capital Corp.       25,000                  1,059,375

Public Service Enterprise         24,200                  968,000
Group, Inc.

                                                          16,126,983

GAS - 0.1%

KeySpan Energy                    20,768                  643,808

TELEPHONE SERVICES - 7.2%

Ameritech Corp.                   97,000                  6,147,375

AT&T Corp.                        215,500                 16,216,375

BellSouth Corp.                   132,200                 6,593,475

Pathnet, Inc. warrants            910                     9,100
4/15/08 (a)(f)

SBC Communications, Inc.          69,000                  3,700,125

U.S. WEST, Inc.                   84,800                  5,480,200

                                                          38,146,650

TOTAL UTILITIES                                           54,921,991

TOTAL COMMON STOCKS                                       398,000,739
(Cost $302,439,480)

NONCONVERTIBLE PREFERRED
STOCKS - 1.8%



CONSTRUCTION & REAL ESTATE -
0.2%

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

California Federal Preferred      30,171                  758,046
Capital Corp. $2.28

Crown America Realty Trust        992                     48,484
Series A, $5.50

Walden Residential                5,800                   126,150
Properties, Inc. $2.30

                                                          932,680

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.1%

Fresenius Medical Care            586                     587,703
Capital Trust II 7.875%

INSURANCE - 0.1%

American Annuity Group            160                     156,800
Capital Trust II 8.875%

SIG Capital Trust I 9.5%          692                     600,108

                                                          756,908

TOTAL FINANCE                                             1,344,611



                                 SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - 0.8%

BROADCASTING - 0.6%

Adelphia Communications Corp.     1,423                  $ 165,780
$13.00

CSC Holdings, Inc. 11.125%        12,880                  1,436,120
pay-in-kind

Echostar Communications Corp.     315                     364,219
12.125% pay-in-kind

Granite Broadcasting Corp.        304                     273,600
12.75% pay-in-kind

SFX Broadcasting, Inc.            2,420                   297,660
12.625% pay-in-kind

Sinclair Capital 11.625%          4,717                   502,361

                                                          3,039,740

PUBLISHING - 0.2%

PRIMEDIA, Inc.:

$9.20                             3,869                   375,293

Series D, $10.00                  6,244                   644,693

                                                          1,019,986

TOTAL MEDIA & LEISURE                                     4,059,726

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications,        306                     308,295
Inc. 13.5% pay-in-kind (a)

UTILITIES - 0.5%

CELLULAR - 0.3%

Nextel Communications, Inc.       1,719                   1,547,100
11.125% pay-in-kind (a)

TELEPHONE SERVICES - 0.2%

Hyperion Telecommunication,       315                     250,425
Inc. 12.875% pay-in-kind

IXC Communications, Inc.          232                     234,320
12.5% pay-in-kind

NEXTLINK Communications, Inc.     12,392                  644,384
14% pay-in-kind

                                                          1,129,129

TOTAL UTILITIES                                           2,676,229

TOTAL NONCONVERTIBLE                        9,321,541
PREFERRED STOCKS
(Cost $9,580,213)


CORPORATE BONDS - 13.7%

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.2%

HEALTH - 0.1%

DRUGS & PHARMACEUTICALS - 0.0%

Integrated Process Equipment      B-        $ 200,000                       144,750
Corp. 6.25% 9/15/04 (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CONVERTIBLE BONDS - CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Tenet Healthcare Corp. 6%         B1        $ 460,000                      $ 395,600
12/1/05

TOTAL HEALTH                                                                540,350

NONDURABLES - 0.1%

FOODS - 0.1%

Chiquita Brands                   B3         370,000                        344,100
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Sports Authority, Inc. 5.25%      B2         230,000                        153,956
9/15/01

TOTAL CONVERTIBLE BONDS                                                     1,038,406

NONCONVERTIBLE BONDS - 13.5%

AEROSPACE & DEFENSE - 0.1%

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         530,000                        560,475
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Huntsman Corp. 9.5% 7/1/07 (f)    B2         270,000                        269,325

PACKAGING & CONTAINERS - 0.0%

Owens-Illinois, Inc.:

7.15% 5/15/05                     Ba1        110,000                        110,542

7.8% 5/15/18                      Ba1        150,000                        151,324

                                                                            261,866

TOTAL BASIC INDUSTRIES                                                      531,191

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.0%

American Standard Cos., Inc.      Ba3        320,000                        323,200
7.375% 4/15/05

CONSTRUCTION - 0.0%

U.S. Home Corp. 8.88% 8/15/07     B1         90,000                         91,800

REAL ESTATE - 0.1%

LNR Property Corp. 9.375%         B1         460,000                        441,600
3/15/08



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

CenterPoint Properties Trust.     Baa2      $ 100,000                      $ 94,986
6.75% 4/1/05

EOP Operating LP:

6.375% 2/15/03                    Baa1       100,000                        98,724

6.75% 2/15/08                     Baa1       100,000                        98,330

Weeks Realty LP 6.875% 3/15/05    Baa2       100,000                        92,650

                                                                            384,690

TOTAL CONSTRUCTION & REAL                                                   1,241,290
ESTATE

DURABLES - 0.6%

AUTOS, TIRES, & ACCESSORIES -
0.3%

Blue Bird Body Co. 10.75%         B2         220,000                        226,600
11/15/06

Federal-Mogul Corp. 7.875%        Ba2        890,000                        910,559
7/1/10

Oshkosh Truck Co. 8.75% 3/1/08    B3         400,000                        400,000

                                                                            1,537,159

CONSUMER DURABLES - 0.1%

Corning Consumer Products Co.     B3         310,000                        217,000
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3         170,000                        167,025
6/15/07

TEXTILES & APPAREL - 0.2%

Levi Strauss & Co. 7% 11/1/06     Baa3       210,000                        192,465
(f)

Unifi, Inc. 6.5% 2/1/08           A3         100,000                        99,050

WestPoint Stevens, Inc.:

7.875% 6/15/05                    Ba3        130,000                        131,788

7.875% 6/15/08                    Ba3        210,000                        212,625

Worldtex, Inc. 9.625% 12/15/07    B1         540,000                        469,800

                                                                            1,105,728

TOTAL DURABLES                                                              3,026,912

ENERGY - 0.3%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         440,000                        447,700
9.625% 5/15/08

ENERGY SERVICES - 0.0%

R&B Falcon Corp. 9.5%             Ba1        180,000                        180,000
12/15/08 (f)

OIL & GAS - 0.2%

Chesapeake Energy Corp.           B3         180,000                        135,000
9.625% 5/1/05

Gulf Canada Resources Ltd.        Ba1        380,000                        374,300
8.375% 11/15/05

Occidental Petroleum Corp.        Baa3       100,000                        108,454
9.75% 6/15/01

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Oryx Energy Co.:

8% 10/15/03                       Ba1       $ 60,000                       $ 63,085

8.125% 10/15/05                   Ba1        30,000                         32,151

8.375% 7/15/04                    Ba1        130,000                        138,982

Petro-Canada, Inc. 7% 11/15/28    A3         60,000                         59,167

Petroleum Geo-Services ASA        Baa3       60,000                         56,063
7.125% 3/30/28

                                                                            967,202

TOTAL ENERGY                                                                1,594,902

FINANCE - 1.2%

BANKS - 0.2%

BankBoston Companies 6.625%       A3         60,000                         61,266
2/1/04

Capital One Bank 6.375%           Baa3       130,000                        129,535
2/15/03

Capital One Financial Corp.       Ba1        160,000                        158,627
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         170,000                        170,570
6/15/08 (f)(h)

Fleet/Norstar Financial           A3         90,000                         99,080
Group, Inc. 9.9% 6/15/01

NB Capital Trust IV 8.25%         Aa2        100,000                        113,362
4/15/27

Providian National Bank 6.7%      Baa3       100,000                        101,137
3/15/03

                                                                            833,577

CREDIT & OTHER FINANCE - 0.8%

Ahmanson Capital Trust I          A3         125,000                        139,999
8.36% 12/1/26 (f)

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       250,000                        246,598

7.5% 11/15/00                     Baa3       130,000                        131,591

BankAmerica Capital II Series     Aa2        100,000                        110,315
2, 8% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         230,000                        246,680

Countrywide Funding Corp.         A3         150,000                        152,508
6.45% 2/27/03

ERP Operating LP 6.55%            A3         55,000                         55,056
11/15/01

Farmers Insurance Exchange        A2         110,000                        110,095
Capital 7.05% 7/15/28 (f)

First Security Capital I          A3         110,000                        121,349
8.41% 12/15/26

General Electric Capital          Aaa        250,000                        250,955
Corp. 6.94% 4/13/09 (e)



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

GS Escrow Corp.:

7% 8/1/03                         Ba1       $ 90,000                       $ 88,193

7.125% 8/1/05                     Ba1        165,000                        161,971

Heller Financial, Inc. 7.875%     A3         180,000                        183,172
11/1/99

KeyCorp Institutional Capital     A1         130,000                        142,360
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        290,000                        237,800

7.6% 8/1/07                       Ba1        750,000                        540,000

7.875% 8/1/03                     Ba1        20,000                         16,000

Mellon Capital I 7.72% 12/1/26    A2         70,000                         75,755

Money Store, Inc. 7.3% 12/1/02    A2         100,000                        105,125

Nordstrom Credit, Inc. 7.25%      A2         100,000                        105,304
4/30/02

Premier Auto Trust 5.45%                     206,419                        206,677
6/8/99

U.S. Bancorp 8.09% 11/15/26       A1         100,000                        109,695

UNICCO Service Co./UNICCO         B3         510,000                        492,150
Finance Corp. 9.875% 10/15/07

                                                                            4,029,348

SAVINGS & LOANS - 0.1%

Chevy Chase Savings Bank FSB      B1         170,000                        170,000
9.25% 12/1/08

Great Western Finance Trust       A3         120,000                        135,372
II 8.206% 2/1/27

Home Savings of America FSB       A3         90,000                         91,540
6.5% 8/15/04

Long Island Savings Bank FSB      Baa3       280,000                        285,639
7% 6/13/02

                                                                            682,551

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.375%        A3         200,000                        203,332
5/15/03

Morgan Stanley, Dean Witter,                 500,000                        500,000
Discover & Co. 4.8% 1/15/99
(h)

                                                                            703,332

TOTAL FINANCE                                                               6,248,808

HEALTH - 0.3%

MEDICAL EQUIPMENT & SUPPLIES
- 0.1%

Graham-Field Health Products,     Caa1       360,000                        237,600
Inc. 9.75% 8/15/07

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       460,000                        400,200
4/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Tenet Healthcare Corp.:

8.125% 12/1/08 (f)                Ba3       $ 210,000                      $ 215,250

8.625% 1/15/07                    Ba3        630,000                        658,350

                                                                            1,273,800

TOTAL HEALTH                                                                1,511,400

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.0%

Motors & Gears, Inc. 10.75%       B3         90,000                         92,250
11/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Bucyrus International, Inc.       B1         520,000                        434,200
9.75% 9/15/07

Roller Bearing Holding, Inc.      -          500,000                        250,000
0% 6/15/09 (d)(f)

Thermadyne Manufacturing LLC      B3         130,000                        118,300
9.875% 6/1/08

Tyco International  Group SA
yankee:

6.125% 6/15/01                    Baa1       90,000                         90,867

6.375% 6/15/05                    Baa1       105,000                        107,035

                                                                            1,000,402

POLLUTION CONTROL - 0.1%

Allied Waste North America,       Ba2        150,000                        151,875
Inc. 7.625% 1/1/06 (f)

Envirosource, Inc. 9.75%          B3         120,000                        108,600
6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Baa3       100,000                        100,761

7.1% 8/1/26                       Baa3       140,000                        149,044

8.25% 11/15/99                    Baa3       40,000                         40,827

                                                                            551,107

TOTAL INDUSTRIAL MACHINERY &                                                1,643,759
EQUIPMENT

MEDIA & LEISURE - 5.4%

BROADCASTING - 3.6%

ACME Television LLC/ACME          B3         290,000                        231,275
Financial Corp. 0% 9/30/04
(d)

Adelphia  Communications Corp.:

9.5% 2/15/04 pay-in-kind          B2         971,399                        993,149

9.875% 3/1/07                     B2         860,000                        950,300

Ascent Entertainment Group,       B3         320,000                        192,000
Inc. 0% 12/15/04 (d)



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE  NOTE 1)

Avalon Cable Michigan, Inc./      B3        $ 330,000                      $ 336,600
Avalon Cable Finance, Inc.
9.375% 12/1/08 (f)

Century  Communications Corp.:

0% 1/15/08                        Ba3        2,020,000                      1,030,200

8.75% 10/1/07                     Ba3        180,000                        198,000

Chancellor Media Corp. 9%         B1         620,000                        652,550
10/1/08 (f)

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       150,000                        145,815

7.25% 10/15/27                    Baa3       40,000                         40,032

Comcast UK Cable Partners         B2         580,000                        490,100
Ltd. 0% 11/15/07 (d)

Continental Cablevision, Inc.     Baa3       40,000                         44,384
8.3% 5/15/06

CSC Holdings, Inc.:

7.875% 12/15/07                   Ba2        70,000                         73,682

9.25% 11/1/05                     B1         260,000                        278,200

9.875% 5/15/06                    B1         240,000                        262,800

10.5% 5/15/16                     B1         280,000                        329,000

Diamond Cable Communications      B3         130,000                        107,250
PLC yankee 0% 12/15/05 (d)

EchoStar Communications Corp.     B2         162,000                        165,645
0% 6/1/04 (d)

Echostar Satellite                B3         110,000                        110,000
Broadcasting Corp. 0%
3/15/04 (d)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (d)                    B2         1,225,000                      823,813

8.375% 4/15/10                    B2         285,000                        287,850

FrontierVision Holdings           Caa1       560,000                        460,600
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Operating          B3         860,000                        955,675
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky Systems, Inc.          B3         210,000                        218,400
12.375% 8/1/06 (f)

Granite Broadcasting Corp.:

8.875% 5/15/08                    B3         400,000                        381,000

9.375% 12/1/05                    B3         600,000                        588,000

10.375% 5/15/05                   B3         210,000                        212,100

Hearst-Argyle Television,         Baa3       50,000                         52,169
Inc. 7.5% 11/15/27

Intermedia Capital Partners       B2         180,000                        202,500
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

International Cabletel, Inc.      B3         220,000                        178,200
0% 2/1/06 (d)

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Iridium Operating LLC/Iridium     B3        $ 710,000                      $ 610,600
Capital Corp. 11.25% 7/15/05

Lenfest Communications, Inc.      B2         390,000                        401,700
8.25% 2/15/08

NTL, Inc.:

0% 4/1/08 (d)                     B3         1,280,000                      790,400

10% 2/15/07                       B3         270,000                        278,100

11.5% 10/1/08 (f)                 B3         600,000                        645,000

Olympus Communications            B1         160,000                        176,000
LP/Olympus Capital Corp.
10.625% 11/15/06

Orion Network Systems, Inc.       B2         230,000                        142,600
0% 1/15/07 (d)

Pegasus Communications Corp.      B3         250,000                        247,500
9.625% 10/15/05

Renaissance Media Group           B3         420,000                        283,500
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (d)

Rogers Cablesystems Ltd.          B2         290,000                        340,750
yankee 11% 12/1/15

Satelites Mexicanos SA de CV      B3         640,000                        512,000
10.125% 11/1/04

TCI Communications, Inc.:

9.25% 4/15/02                     Baa3       100,000                        111,195

9.8% 2/1/12                       Baa3       190,000                        253,718

TCI Communications Financing      Ba2        740,000                        902,800
III 9.65% 3/31/27

Telewest Communications PLC       B1         130,000                        146,250
11.25% 11/1/08 (f)

Telewest PLC:

yankee 9.625% 10/1/06             B1         110,000                        114,400

0% 10/1/07 (d)                    B1         1,380,000                      1,145,400

Time Warner, Inc.:

6.875% 6/15/18                    Baa3       60,000                         62,854

8.18% 8/15/07                     Baa3       180,000                        208,539

UIH Australia/Pacific, Inc.       B2         260,000                        126,100
Series B 0% 5/15/06 (d)

United International              B3         1,040,000                      561,600
Holdings, Inc. 0% 2/15/08 (d)

                                                                            19,052,295

ENTERTAINMENT - 0.7%

AMC Entertainment, Inc. 9.5%      B2         525,000                        535,500
3/15/09

Bally Total Fitness  Holding
Corp.:

9.875% 10/15/07                   B3         338,000                        331,240

9.875% 10/15/07 (f)               B3         610,000                        597,800



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

Cinemark USA, Inc. 8.5% 8/1/08    B2        $ 510,000                      $ 501,075

Paramount Communications,         Baa3       110,000                        114,788
Inc. 7.5% 1/15/02

Premier Parks, Inc. 0% 4/1/08     B3         570,000                        386,175
(d)

Regal Cinemas, Inc. 8.875%        B3         980,000                        970,200
12/15/10 (f)

United Artists Theatre Co.        Caa1       260,000                        249,600
9.75% 4/15/08

Viacom, Inc. 7.75% 6/1/05         Baa3       165,000                        178,997

                                                                            3,865,375

LODGING & GAMING - 0.6%

Aladdin Gaming                    Caa2       360,000                        93,600
Holdings/Aladdin Capital
Corp. 0% 3/1/10 (d)

Circus Circus  Enterprises,
Inc.:

7.625% 7/15/13                    Ba2        210,000                        184,800

9.25% 12/1/05                     Ba2        170,000                        172,550

Courtyard by Marriott II          B-         340,000                        351,050
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        355,000                        347,013

7.875% 8/1/08                     Ba2        1,535,000                      1,488,950

8.45% 12/1/08                     Ba2        90,000                         90,000

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         325,000                        299,000

9.75% 10/1/07                     B3         340,000                        285,600

Sun International Hotels          Ba3        120,000                        123,600
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                            3,436,163

PUBLISHING - 0.3%

Big Flower Press Holdings,        B2         290,000                        290,000
Inc. 8.625% 12/1/08 (f)

Garden State Newspapers, Inc.     B1         890,000                        894,450
Series B, 8.75% 10/1/09

News America Holdings, Inc.       Baa3       110,000                        118,336
7.7% 10/30/25

News America, Inc. 7.25%          Baa3       130,000                        132,818
5/18/18

                                                                            1,435,604

RESTAURANTS - 0.2%

Dominos, Inc. 10.375% 1/15/09     B3         420,000                        422,100
(f)

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Host Marriott Travel Plazas,      Ba3       $ 450,000                      $ 460,125
Inc. 9.5% 5/15/05

Nebraska Restaurant, Inc.         B3         240,000                        242,400
10.75% 7/15/08

                                                                            1,124,625

TOTAL MEDIA & LEISURE                                                       28,914,062

NONDURABLES - 0.3%

BEVERAGES - 0.0%

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       60,000                         59,640

7.6% 12/15/28                     Baa3       60,000                         60,210

                                                                            119,850

FOODS - 0.0%

ConAgra, Inc. 7.125% 10/1/26      Baa1       150,000                        159,098

HOUSEHOLD PRODUCTS - 0.2%

Revlon Consumer  Products
Corp.:

8.625% 2/1/08                     B3         720,000                        655,200

9% 11/1/06 (f)                    B2         390,000                        386,100

                                                                            1,041,300

TOBACCO - 0.1%

Philip Morris  Companies, Inc.:

6.95% 6/1/06                      A2         140,000                        149,099

7.25% 9/15/01                     A2         50,000                         52,195

                                                                            201,294

TOTAL NONDURABLES                                                           1,521,542

RETAIL & WHOLESALE - 0.8%

APPAREL STORES - 0.1%

AnnTaylor, Inc. 8.75% 6/15/00     B3         460,000                        464,600

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp. 7.5%          A3         125,000                        137,594
7/15/06

Federated Department Stores,      Baa2       100,000                        103,037
Inc. 6.79% 7/15/27

K mart Corp.:

7.75% 10/1/12                     Ba2        40,000                         40,200

12.5% 3/1/05                      Ba2        510,000                        638,775

Saks Holdings, Inc. 8.25%         Baa3       230,000                        243,800
11/15/08

                                                                            1,163,406



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

GROCERY STORES - 0.3%

Ameriserve Food Distribution,     B1        $ 150,000                      $ 138,750
Inc. 8.875% 10/15/06

Kroger Co. 6% 7/1/00              Baa3       150,000                        150,984

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1       840,000                        825,300

12.625% 6/15/02                   Caa2       140,000                        134,750

Pueblo Xtra  International,
Inc.:

9.5% 8/1/03                       B3         400,000                        378,000

9.5% 8/1/03                       B3         220,000                        207,900

                                                                            1,835,684

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Amazon.com, Inc. 0% 5/1/08 (d)    Caa2       470,000                        310,200

Metals USA, Inc. 8.625%           B2         500,000                        468,750
2/15/08

                                                                            778,950

TOTAL RETAIL & WHOLESALE                                                    4,242,640

SERVICES - 0.3%

LEASING & RENTAL - 0.0%

Renters Choice, Inc. 11%          B2         70,000                         70,350
8/15/08 (f)

PRINTING - 0.1%

Sullivan Graphics, Inc.           Caa1       210,000                        212,100
12.75% 8/1/05

SERVICES - 0.2%

Borg-Warner Security Corp.        B3         110,000                        119,350
9.625% 3/15/07

Iron Mountain, Inc. 8.75%         B3         290,000                        298,700
9/30/09

La Petite Academy, Inc./La        B3         530,000                        524,700
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       270,000                        207,900

                                                                            1,150,650

TOTAL SERVICES                                                              1,433,100

TECHNOLOGY - 0.4%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        B2         100,000                        95,000
Inc. 8.6% 6/1/08

COMPUTER SERVICES & SOFTWARE
- 0.2%

Federal Data Corp. 10.125%        B3         690,000                        676,200
8/1/05

ICG Services, Inc. 0% 5/1/08      -          980,000                        507,150
(d)

PSINet, Inc. 10% 2/15/05          B3         130,000                        129,350

                                                                            1,312,700

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1      $ 150,000                      $ 150,650

7.21% 7/2/01                      Baa1       125,000                        129,884

                                                                            280,534

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3         390,000                        382,200
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.1%

Fairchild Semiconductor Corp.     -          409,610                        333,742
11.74% 3/15/08 pay-in-kind
(i)

Hadco Corp. 9.5% 6/15/08          B2         50,000                         49,250

                                                                            382,992

TOTAL TECHNOLOGY                                                            2,453,426

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.4%

Atlas Air, Inc. 9.25% 4/15/08     B3         830,000                        821,700

Kitty Hawk, Inc. 9.95%            B1         625,000                        615,625
11/15/04

US Air, Inc. 9.625% 2/1/01        B1         80,000                         83,200

US Airways Group, Inc.            Ba2        360,000                        387,900
10.375% 3/1/13

                                                                            1,908,425

RAILROADS - 0.1%

Canadian National Railway Co.     Baa2       150,000                        155,970
6.9% 7/15/28

CSX Corp. 6.46% 6/22/05           Baa2       100,000                        101,446

Norfolk Southern Corp. 7.05%      Baa1       220,000                        238,003
5/1/37

Wisconsin Central                 Baa2       100,000                        101,545
Transportation Corp. 6.625%
4/15/08

                                                                            596,964

SHIPPING - 0.1%

Amer Reefer Co. Ltd. 10.25%       B1         110,000                        69,300
3/1/08

Cenargo International PLC         Ba3        230,000                        216,200
9.75% 6/15/08 (f)

Holt Group, Inc. 9.75%            Caa1       320,000                        220,800
1/15/06 (f)

                                                                            506,300

TOTAL TRANSPORTATION                                                        3,011,689



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

UTILITIES - 2.6%

CELLULAR - 1.1%

Cable & Wireless                  Baa1      $ 170,000                      $ 170,075
Communications PLC 6.375%
3/6/03

McCaw International Ltd. 0%       Caa1       1,040,000                      561,600
4/15/07 (d)

Millicom International            Caa1       410,000                        288,025
Cellular SA 0% 6/1/06 (d)

Nextel  Communications, Inc.:

0% 9/15/07 (d)                    B2         276,000                        177,330

0% 10/31/07 (d)                   B2         1,840,000                      1,122,400

0% 2/15/08 (d)                    B2         350,000                        210,000

12% 11/1/08 (f)                   B2         740,000                        808,450

Nextel International, Inc. 0%     Caa1       580,000                        261,000
4/15/08 (d)

Rogers Cantel, Inc. 8.8%          B2         200,000                        201,500
10/1/07

Rogers Communications, Inc.       B2         550,000                        566,500
8.875% 7/15/07

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       1,160,000                      574,200

11.5% 12/1/07                     Caa1       695,000                        649,825

                                                                            5,590,905

ELECTRIC UTILITY - 0.2%

Avon Energy Partners Holdings     Baa2       130,000                        131,872
6.46% 3/4/08 (f)

Hydro-Quebec yankee 7.4%          A2         90,000                         111,784
3/28/25 (e)

Israel Electric Corp. Ltd.:

yankee 7.875% 12/15/26 (f)        A3         80,000                         81,666

7.75% 12/15/27 (f)                A3         170,000                        155,496

Niagara Mohawk Power Corp.        Ba2        370,000                        395,900
7.75% 10/1/08

Texas Utilities Co. 6.375%        Baa3       70,000                         70,834
1/1/08

                                                                            947,552

TELEPHONE SERVICES - 1.3%

Allegiance Telecom, Inc.          -          50,000                         48,500
12.875% 5/15/08

Call-Net Enterprises, Inc. 0%     B1         170,000                        97,750
8/15/08 (d)

Dobson Wireline Co. 12.25%        -          785,000                        702,575
6/15/08

GST Network Funding, Inc. 0%      -          340,000                        154,700
5/1/08 (d)(f)

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (d)                    B3         420,000                        300,300

12.25% 9/1/04                     B3         580,000                        588,700

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Level 3  Communications, Inc.:

0% 12/1/08 (d)(f)                 B3        $ 1,490,000                    $ 866,063

9.125% 5/1/08                     B3         390,000                        386,588

MCI WorldCom, Inc.:

8.875% 1/15/06                    Baa2       103,000                        112,576

9.375% 1/15/04                    Baa2       122,000                        126,401

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B2         580,000                        443,700

9.25% 7/15/07                     B2         270,000                        278,100

9.5% 11/1/08 (f)                  B2         570,000                        604,200

NEXTLINK  Communications, Inc.:

9.625% 10/1/07                    B3         540,000                        518,400

10.75% 11/15/08 (f)               B3         430,000                        438,600

Pathnet, Inc. 12.25% 4/15/08      -          910,000                        637,000

WinStar Communications, Inc.      CCC        1,090,000                      773,900
0% 3/15/08 (d)

                                                                            7,078,053

TOTAL UTILITIES                                                             13,616,510

TOTAL NONCONVERTIBLE BONDS                                                  71,551,706

TOTAL CORPORATE BONDS                                                       72,590,112
(Cost $74,390,203)

U.S. GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - 0.9%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 0.2%

Federal Home Loan Bank 7.56%      Aaa        50,000                         55,586
9/1/04

Freddie Mac:

0% 2/25/99                        -          1,050,000                      1,042,659

0% 2/26/99                        -          250,000                        248,219

TOTAL U.S. GOVERNMENT AGENCY                                                1,346,464
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
0.7%

U.S. Treasury Bills, yield at     -          625,000                        624,818
date of purchase 3.66% to
3.68% 1/7/99 (g)

U.S. Treasury Bonds:

6.875% 8/15/25                    Aaa        450,000                        545,414

8.875% 2/15/19                    Aaa        259,000                        368,873

U.S. Treasury Notes:

5.375% 2/15/01                    Aaa        405,000                        411,201

6.625% 6/30/01                    Aaa        20,000                         20,922



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

7% 7/15/06                        Aaa       $ 575,000                      $ 654,689

7.25% 8/15/04                     Aaa        20,000                         22,484

7.875% 11/15/04                   Aaa        830,000                        961,630

TOTAL U.S. TREASURY                                                         3,610,031
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                   4,956,495
GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,844,772)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 1.4%



FANNIE MAE - 1.0%

6% 3/1/11 to 4/1/13               Aaa        1,477,140                      1,481,639

6% 1/1/28 (j)                     Aaa        100,000                        98,719

6.5% 2/1/13 to 11/1/28            Aaa        2,013,460                      2,031,680

6.5% 1/1/29 (j)                   Aaa        300,000                        302,063

6.5% 1/1/29 (j)                   Aaa        100,000                        100,688

7% 3/1/26 to 9/1/28               Aaa        955,855                        975,214

7.5% 5/1/24 to 1/1/26             Aaa        367,297                        377,393

TOTAL FANNIE MAE                                                            5,367,396

FREDDIE MAC - 0.0%

7.5% 3/1/28 to 4/1/28             Aaa        199,700                        205,066

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.4%

7% 7/15/28                        Aaa        1,000,517                      1,023,649

7.5% 1/15/26 to 8/15/28           Aaa        999,269                        1,030,177

TOTAL GOVERNMENT NATIONAL                                                   2,053,826
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                7,626,288
-  MORTGAGE SECURITIES
(Cost $7,514,357)

ASSET-BACKED SECURITIES - 0.6%



Airplanes Pass Through Trust      Ba2        880,000                        924,000
10.875% 3/15/19

BankAmerica Manufacturing         Aaa        150,000                        150,750
Housing Contract 6.2% 4/10/09

Capital Equipment Receivables     Baa2       100,000                        100,162
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        85,283                         85,749
Trust 5.91% 12/15/04

Contimortgage Home Equity         Aaa        150,000                        150,093
Loan Trust 6.26% 7/15/12

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        97,681                         98,108

ASSET-BACKED SECURITIES -
CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

CPS Auto Grantor Trust: -
continued

6.55% 8/15/02                     Aaa       $ 56,223                       $ 56,539

CPS Auto Receivables Trust 6%     Aaa        165,674                        166,140
8/15/03

CSXT Trade Receivables Master     Aaa        180,000                        182,981
Trust 6% 7/25/04

Ford Credit  Auto Owner Trust:

6.2% 12/15/02                     Baa3       90,000                         90,533

6.4% 5/15/02                      A1         110,000                        111,509

6.4% 12/15/02                     Baa3       50,000                         50,200

Green Tree Financial Corp.:

6.5% 6/15/27                      Aaa        10,172                         10,175

6.68% 1/15/29                     AAA        210,000                        213,215

6.8% 6/15/27                      Aaa        100,000                        100,875

Key Auto Finance Trust 6.3%       A2         102,214                        102,358
10/15/03

Olympic Automobile
Receivables Trust:

6.4% 9/15/01                      Aaa        135,377                        135,293

6.7% 3/15/02                      Aaa        68,356                         68,828

Petroleum Enhanced Trust          Baa2       106,573                        106,440
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (f)(h)

UAF Auto Grantor Trust 6.1%       Aaa        164,370                        164,010
1/15/03 (f)

WFS Financial Owner Trust         Aaa        140,000                        139,956
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                               3,207,914
(Cost $3,261,000)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        217,631                        76,987
and Securitization LLC
Series 1997 2 Class 2-B,
7.2141% 12/29/25 (f)(h)
(Cost $115,684)

COMMERCIAL MORTGAGE
SECURITIES - 1.0%



BKB Commercial Mortgage Trust     BBB        60,000                         60,891
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(h)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-3PI, 7.08% 11/1/07        AA         100,000                        104,875

Class B, 7.48% 2/1/08             A          80,000                         85,438



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT               VALUE (NOTE 1)

CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2      $ 190,000                      $ 180,263
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        210,000                        202,978
1/17/12

Series 1998 FLI Class E,          Baa2       220,000                        213,813
6.5063% 1/10/13 (f)(h)

Deutsche Mortgage & Asset         Baa2       140,000                        134,006
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

DLJ Mortgage Acceptance Corp.     -          250,000                        246,797
Series 1993-MF12 Class B-2,
10.1% 9/18/03 (f)

First Chicago/Lennar Trust I:

Series 1997 CHL1 Class E,         -          320,000                        245,600
8.1117% 4/1/39 (h)

Series 1997-CHL1 Class D,         -          350,000                        300,125
8.1117% 4/13/39 (h)

FMAC Loan  Receivables Trust:

Series 1997-A Class E,            -          250,000                        201,094
8.1063% 4/15/19 (f)(h)

Series 1997-B Class E,            -          100,000                        75,438
7.8912% 9/15/19 (f)(h)

General Motors Acceptance         Ba3        250,000                        204,125
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II:

Series 1998 GLII Class E,         Baa3       180,000                        162,938
7.1905% 4/13/31 (f)(h)

Series 1998-GLII Class D,         Baa2       50,000                         48,640
7.1905% 4/13/31 (f)(h)

Kidder Peabody Acceptance         Aaa        19,989                         19,936
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

LTC Commercial Mortgage Pass
Through Certificates:

Series 1996-1 Class E, 9.16%      BB-        500,000                        484,943
4/15/28

Series 1998-1 Class A, 6.029%     AAA        108,611                        108,067
5/30/30 (f)

Morgan Stanley  Capital I,
Inc.:

Series 1996-MBL1 Class E,         -          89,622                         88,532
8.2655% 5/25/21 (f)(h)

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       176,000                        170,225

Class E, 7.35% 12/15/12           Baa3       59,000                         52,068

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

       MOODY'S RATINGS (UNAUDITED) (B)      PRINCIPAL AMOUNT               VALUE (NOTE 1)

Nomura Asset Securities Corp.     Baa2      $ 140,000                      $ 130,309
Series 1998-D6 Class A-4,
7.3498% 3/17/28 (h)

Nomura Depositor Trust            -          125,000                        108,398
floater Series 1998-ST1A
Class B-2, 9.7966% 1/15/03
(f)(h)

Resolution Trust Corp. Series     Ba3        70,889                         57,420
1991 M2 Class A3, 7.2498%
9/25/20 (h)

Structured  Asset Securities
Corp.:

sequential pay Series 1996        AAA        36,386                         36,181
Class A-2A, 7.75% 2/25/28

Series 1993-C1 Class E, 6.6%      B          250,000                        112,500
10/25/24 (f)

Series 1995-C1 Class E,           BB         1,000,000                      942,031
7.375% 9/25/24 (f)

Series 1996-CFL Class E,          BB+        80,000                         78,375
7.75% 2/25/28

Thirteen Affiliates of
General Growth Properties,
Inc.:

Series D-2, 6.992% 12/15/10       Baa2       140,000                        135,603
(f)

Series E-2, 7.224% 12/15/10       Baa3       100,000                        90,641
(f)

TOTAL COMMERCIAL MORTGAGE                                                   5,082,250
SECURITIES
(Cost $5,180,102)

FOREIGN GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - 0.0%



Export Development Corp.          Aa2        50,000                         50,934
yankee 8.125% 8/10/99 (Cost
$51,491)

SUPRANATIONAL OBLIGATIONS -
0.0%



Inter American Development        Aaa        150,000                        157,128
Bank yankee 6.29% 7/16/27
(Cost $149,057)

BANK NOTES - 0.1%



Key Bank NA 5.18% 8/20/99 (h)                500,000                       499,750
(Cost $499,328)

CERTIFICATES OF DEPOSIT - 0.3%



Bayerische Hypotheken-und                    200,000                       200,233
Wechselbank AG yankee 5.7%
3/30/99

Fleet National Bank 5.4616%                  400,000                       399,796
5/5/00 (h)



                                             PRINCIPAL AMOUNT              VALUE (NOTE 1)

RaboBank Nederland Coop.                     $ 400,000                     $ 400,874
Central yankee 5.68% 6/4/99

Swiss Bank Corp. yankee 5.65%                300,000                       300,291
3/24/99

Toronto Dominion Bank yankee                 400,000                       400,874
5.68% 6/4/99

TOTAL CERTIFICATES OF DEPOSIT                                              1,702,068
(Cost $1,699,789)

COMMERCIAL PAPER - 0.6%



Citibank Credit Card Master                   400,000                       399,443
Trust I (Dakota Certificate
Program) 5.35% 1/14/99

Commonwealth Bank of                          400,000                       396,988
Australia yankee 5.35% 3/1/99

Den Danske Corp., Inc. yankee                 400,000                       395,445
5.13% 3/29/99

General Electric Capital                      400,000                       396,029
Corp. 5.12% 3/19/99

Generale de Banque SA yankee                  400,000                       397,229
5.36% 2/24/99

Marsh & McLennan Companies,                   225,000                       222,796
Inc. 5.15% 3/18/99

PHH Corp. 5.62% 2/22/99                       400,000                       397,338

Preferred Receivables Funding                 400,000                       398,083
Corp. 5.25% 2/8/99

Transamerica Finance Corp.                    400,000                       398,788
5.47% 1/26/99

TOTAL COMMERCIAL PAPER                                                      3,402,139
(Cost $3,398,229)

MASTER NOTES - 0.1%



Goldman Sachs Group L.P.                      300,000                       300,000
(The) 5.2653% 1/27/99 (h)
(Cost $300,000)


CASH EQUIVALENTS - 4.5%

                                              MATURITY AMOUNT

Investments in repurchase                     $ 4,002                          4,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.98%,
dated 12/31/98 due 1/4/99

                                              SHARES

Taxable Central Cash Fund (c)                 23,980,767                      23,980,767

TOTAL CASH EQUIVALENTS                                                       23,984,767
(Cost $23,984,767)

TOTAL INVESTMENT IN                                                          $ 530,959,112
SECURITIES - 100%
(Cost $437,408,472)


FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

36 S&P 500 Stock Index  Mar. 1999            $ 11,209,500                         $ 489,830
Contracts


THE FACE VALUE  OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN SECURITIES - 2.1%

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,409,152 or 2.5% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $624,818.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                       ACQUISTION DATE    ACQUISITION COST

Fairchild Semiconductor Corp.  4/3/97 - 11/18/98  $ 352,035
11.74% 3/15/08 pay-in-kind

(j) Security purchased on a delayed delivery or when-issued basis
(see Note 2 of Notes to Financial Statements).

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS         S&P RATINGS

Aaa, Aa, A        3.1%  AAA, AA, A    3.0%

Baa               1.4%  BBB           1.4%

Ba                2.4%  BB            3.3%

B                 7.8%  B             7.2%

Caa               1.1%  CCC           1.3%

Ca, C             0.0%  CC, C         0.0%

                        D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $465,427,958 and $497,937,040, respectively, of which long-term U.S. government and government agency obligations aggregated $94,758,115 and $102,787,683, respectively (see Note 3 of Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $26,283,603 and $15,331,191, respectively (see Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $44,190 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $438,363,460. Net unrealized appreciation aggregated $92,595,652, of which $108,597,921 related to appreciated investment securities and $16,002,269 related to depreciated investment securities.

The fund hereby designates approximately $25,228,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at              $ 530,959,112
value (including repurchase
agreements of $4,000) (cost
$437,408,472) - See
accompanying schedule

Cash                                       5,862

Receivable for investments                 119,654
sold

Receivable for fund shares                 158,995
sold

Dividends receivable                       576,661

Interest receivable                        1,533,612

Receivable for daily                       30,600
variation on futures
contracts

 TOTAL ASSETS                              533,384,496

LIABILITIES

Payable for investments        $ 217,283
purchased Regular delivery

 Delayed delivery               502,226

Payable for fund shares         268,540
redeemed

Accrued management fee          249,826

Distribution fees payable       232

Other payables and  accrued     107,515
expenses

 TOTAL LIABILITIES                         1,345,622

NET ASSETS                                $ 532,038,874

Net Assets consist of:

Paid in capital                           $ 405,733,148

Undistributed net investment               12,651,500
income

Accumulated undistributed net              19,613,755
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                94,040,471
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                $ 532,038,874

INITIAL CLASS: NET ASSET                   $17.03
VALUE, offering price   and
redemption price per share
($528,874,135 (divided by)
31,056,345   shares)

SERVICE CLASS: NET ASSET                   $16.96
VALUE, offering price   and
redemption price per share
 ($3,164,739 (divided by)
186,586 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                             $ 6,347,125
Dividends

Interest                                       10,089,861

 TOTAL INCOME                                  16,436,986

EXPENSES

Management fee                   $ 2,924,293

Transfer agent fees               337,356

Distribution fees - Service       1,096
Class

Accounting fees and expenses      301,355

Non-interested trustees'          1,804
compensation

Custodian fees and expenses       26,290

Audit                             40,559

Legal                             4,750

 Total expenses before            3,637,503
reductions

 Expense reductions               (87,169)     3,550,334

NET INVESTMENT INCOME                          12,886,652

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            19,984,263

 Foreign currency transactions    (1,071)

 Futures contracts                (232,742)    19,750,450

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            46,478,101

 Assets and liabilities in        5,097
foreign currencies

 Futures contracts                489,830      46,973,028

NET GAIN (LOSS)                                66,723,478

NET INCREASE (DECREASE) IN                    $ 79,610,130
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                             $ 80,632
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                            6,537

                                              $ 87,169

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 12,886,652                  $ 9,495,223
income

 Net realized gain (loss)       19,750,450                    45,670,158

 Change in net unrealized       46,973,028                    28,894,868
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     79,610,130                    84,060,249
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (9,747,110)                   -
From net investment income

 From net realized gain         (45,582,074)                  (447,876)

 TOTAL DISTRIBUTIONS            (55,329,184)                  (447,876)

Share transactions - net        24,516,891                    146,605,112
increase (decrease)

  TOTAL INCREASE (DECREASE)     48,797,837                    230,217,485
IN NET ASSETS

NET ASSETS

 Beginning of period            483,241,037                   253,023,552

 End of period (including      $ 532,038,874                 $ 483,241,037
undistributed net investment
income of $12,651,500 and
$9,445,834, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                  YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS         SHARES                        DOLLARS

Share transactions Initial   5,166,840                    $ 81,527,781     13,903,953                   $ 201,184,575
Class  Sold

  Reinvested                 3,710,796                     55,327,974      32,763                        447,876

  Redeemed                   (7,361,720)                   (115,250,981)   (3,709,989)                   (55,037,339)

  Net increase (decrease)    1,515,916                    $ 21,604,774     10,226,727                   $ 146,595,112

 Service Class A  Sold       202,513                      $ 3,161,007      627                          $ 10,000

  Reinvested                 81                            1,210           -                             -

  Redeemed                   (16,635)                      (250,100)       -                             -

  Net increase (decrease)    185,959                      $ 2,912,117      627                          $ 10,000

Distributions From net                                    $ 9,746,897                                   $ -
investment income  Initial
Class

  Service Class                                            213                                           -

  Total                                                   $ 9,747,110                                   $ -

 From net realized gain                                   $ 45,581,077                                  $ 447,876
Initial Class

  Service Class                                            997                                           -

  Total                                                   $ 45,582,074                                  $ 447,876

                                                          $ 55,329,184                                  $ 447,876

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997       1996       1995 D

Net asset value, beginning of    $ 16.36                   $ 13.10    $ 11.77    $ 10.00
period

Income from Investment
Operations

 Net investment income            .41 C                     .36 C      .21        .10

 Net realized and unrealized      2.19                      2.92       2.08       2.20
gain (loss)

 Total from investment            2.60                      3.28       2.29       2.30
operations

Less Distributions

 From net investment income       (.34)                     -          (.21)      (.11)

 From net realized gain           (1.59)                    (.02)      (.75)      (.42)

 Total distributions              (1.93)                    (.02)      (.96)      (.53)

Net asset value, end of period   $ 17.03                   $ 16.36    $ 13.10    $ 11.77

TOTAL RETURN B, H                 17.57%                    25.07%     20.04%     23.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 528,874                 $ 483,231  $ 253,024  $ 68,247
(000 omitted)

Ratio of expenses to average      .73%                      .77%       .87%       1.00% F
net assets

Ratio of expenses to average      .72% G                    .76% G     .85% G     1.00%
net assets after expense
reductions

Ratio of net investment           2.60%                     2.44%      2.63%      1.69%
income to average net assets

Portfolio turnover                98%                       90%        120%       343%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 16.35                   $ 15.94
period

Income from Investment
Operations

 Net investment income C          .40                       .07

 Net realized and unrealized      2.14                      .34
gain (loss)

 Total from investment            2.54                      .41
operations

Less Distributions

 From net investment income       (.34)                     -

 From net realized gain           (1.59)                    -

 Total distributions              (1.93)                    -

Net asset value, end of period   $ 16.96                   $ 16.35

TOTAL RETURN B, H                 17.18%                    2.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,165                   $ 10
(000 omitted)

Ratio of expenses to average      .89%                      .87% A
net assets

Ratio of expenses to average      .88% G                    .87% A
net assets after expense
reductions

Ratio of net investment           2.65%                     2.70% A
income to average net assets

Portfolio turnover                98%                       90%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD JANUARY 3,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

H TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

Asset Manager: Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the fund's original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $333,742 or 0.1% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities) and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .59% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC $1,096, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

of shares or render shareholder support services. For the period, payments made to third parties under the Plans amounted to $72,448 and $0 for the Initial Class and Service Class, respectively.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

6. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 68% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owners of 11% of the total outstanding shares of the fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund II and the
Shareholders of Asset Manager: Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Asset Manager: Growth Portfolio (a fund of Variable Insurance Products Fund II) at December 31, 1998 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Asset Manager: Growth Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS

The Board of Trustees of Asset Manager: Growth Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

              PAY DATE  RECORD DATE  DIVIDENDS  CAPITAL GAINS
Initial Class 2/5/99    2/5/99       $0.41      $0.68
Service Class 2/5/99    2/5/99       $0.41      $0.68

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect the twelve nominees specified below as Trustees.

                 # OF             % OF
                 SHARES VOTED     SHARES VOTED
RALPH F. COX
Affirmative      31,312,701.772   98.432

Against

Withheld         498,667.306      1.568

Abstain

TOTAL            31,811,369.078   100.000

PHYLLIS BURKE DAVIS
Affirmative      31,309,699.670   98.423

Against

Withheld         501,669.408      1.577

Abstain

TOTAL            31,811,369.078   100.000

ROBERT M. GATES
Affirmative      31,285,957.516   98.348

Against

Withheld         525,411.562      1.652

Abstain

TOTAL            31,811,369.078   100.000

EDWARD C. JOHNSON 3D
Affirmative      31,315,265.908   98.440

Against

Withheld         496,103.170      1.560

Abstain

TOTAL            31,811,369.078   100.000

E. BRADLEY JONES
Affirmative      31,288,729.834   98.357

Against

Withheld         522,639.244      1.643

Abstain

TOTAL            31,811,369.078   100.000

DONALD J. KIRK
Affirmative      31,322,869.226   98.464

Against

Withheld         488,499.852      1.536

Abstain

TOTAL            31,811,369.078   100.000

                 # OF             % OF
                 SHARES VOTED     SHARES VOTED
PETER S. LYNCH
Affirmative      31,330,084.852   98.487

Against

Withheld         481,284.226      1.513

Abstain

TOTAL            31,811,369.078   100.000

WILLIAM O. MCCOY
Affirmative      31,321,596.932   98.460

Against

Withheld         489,772.146      1.540

Abstain

TOTAL            31,811,369.078   100.000

GERALD C. MCDONOUGH
Affirmative      31,301,547.545   98.397

Against

Withheld         509,821.533      1.603

Abstain

TOTAL            31,811,369.078   100.000

MARVIN L. MANN
Affirmative      31,321,390.067   98.460

Against

Withheld         489,979.011      1.540

Abstain

TOTAL            31,811,369.078   100.000

ROBERT C. POZEN
Affirmative      31,330,800.215   98.489

Against

Withheld         480,568.863      1.511

Abstain

TOTAL            31,811,369.078   100.000

THOMAS R. WILLIAMS
Affirmative      31,296,773.230   98.382

Against

Withheld         514,595.848      1.618

Abstain

TOTAL            31,811,369.078   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

                # OF             % OF
                SHARES VOTED     SHARES VOTED
Affirmative     30,119,545.801   94.682

Against         405,598.550      1.275

Withheld

Abstain         1,286,224.727    4.043

TOTAL           31,811,369.078   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                 # OF            % OF
                SHARES VOTED     SHARES VOTED
Affirmative     29,558,410.315   92.918

Against         554,871.665      1.744

Withheld

Abstain         1,698,087.098    5.338

TOTAL           31,811,369.078   100.000

PROPOSAL 4

To approve an amended management contract for the fund.

                 # OF            % OF
                 SHARES VOTED    SHARES VOTED
Affirmative     29,664,267.576   93.251

Against         399,439.024      1.255

Withheld

Abstain         1,747,662.478    5.494

TOTAL           31,811,369.078   100.000

PROPOSAL 9

To amend the fundamental investment limitation concerning diversification for the fund.

                # OF             % OF
                SHARES VOTED     SHARES VOTED
Affirmative     29,161,342.211   91.670

Against         541,072.537      1.700

Withheld

Abstain         2,108,954.330    6.630

TOTAL           31,811,369.078   100.000


INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.) Inc.,
 London, England

Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, PRESIDENT

Robert C. Pozen, SENIOR VICE PRESIDENT

Robert A. Lawrence, VICE PRESIDENT

Richard C. Habermann, VICE PRESIDENT

Charles S. Morrison II, VICE PRESIDENT

John Todd, VICE PRESIDENT

Steven J. Snider, VICE PRESIDENT

Eric D. Roiter, SECRETARY

Richard A. Silver, TREASURER

Matthew N. Karstetter, DEPUTY TREASURER

John H. Costello, ASSISTANT TREASURER

Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY





VARIABLE INSURANCE PRODUCTS
FUND II: INDEX 500 PORTFOLIO

(2_FIDELITY_LOGOS)(registered trademark)

ANNUAL REPORT

DECEMBER 31, 1998

CONTENTS

MARKET ENVIRONMENT          3   A review of what happened in
                                world markets during the
                                past 12 months.

PERFORMANCE AND INVESTMENT  4   How the fund has done over
SUMMARY                         time, and an overview of the
                                fund's investments at the
                                end of the period.

FUND TALK                   5   The manager's review of fund
                                performance, strategy  and
                                outlook.

INVESTMENTS                 6   A complete list of the fund's
                                investments with their
                                market values.

FINANCIAL STATEMENTS        14  Statements of assets and
                                liabilities, operations, and
                                changes in net assets, as
                                well as financial highlights.

NOTES                       16  Notes to the financial
                                statements.

REPORT OF INDEPENDENT       18  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS               19

PROXY VOTING RESULTS        20

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

MARKET ENVIRONMENT

Demonstrating erratic mood swings throughout the period, the sometimes gloomy, sometimes exuberant, oftentimes volatile worldwide stock and bond markets in 1998 will long be remembered for their turbulent behavior. When all was said and done, the U.S. and European stock markets posted impressive returns for the year. Most U.S. bond markets experienced positive - albeit moderate - performance, with U.S. Treasuries ending the year as the overall front-runner. Economic and currency turmoil continued to plague stock and bond performance in Asia and, in particular, emerging markets.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 28.58% for the 12 months that ended December 31, 1998, well above the index's long-term average annual return of about 12%. For the first time in its history, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted double-digit percentage gains in four consecutive years, thanks to an 18.07% increase for the year. Large-cap stocks - particularly in the technology sector - led the U.S. equity market's charge, as once again investors preferred the liquidity and the perceived safety of owning what they know. Small-cap stocks - in comparison - took a beating. The Russell 2000 Index - a popular measure of small stock performance - fell -2.55% for the year.

Throughout the period, the U.S. enjoyed a strong economy. Unemployment averaged 4.5% for the year, the lowest since 1969 and the lowest peacetime level in 41 years. Inflation levels also were low, while interest-rates were stable. In comparison to the economy's relative tranquility, the U.S. stock markets were fluctuating wildly. To illustrate, the Dow typically had fewer than five swings of 5% in each year since 1946. In 1998 alone, the Dow experienced 10 such swings. Much of these gyrations were due to fears about Asia's economic woes, Russia's currency devaluation and loan defaults, and the subsequent consequences on emerging markets. On August 31, the Dow plunged 512.61 points - a loss that erased all previous gains for the year to that point. Faced with global economic chaos, investors began fleeing the equity markets in droves, searching for safer, less volatile havens, particularly U.S. Treasuries. To address the lack of confidence in domestic and global equity markets, the U.S. Federal Reserve Board stepped in with three separate 0.25% interest-rate cuts during the fall. Those cuts helped boost confidence in the U.S. economy, and stocks began to quickly ascend to their former lofty levels, culminating in a new Dow record of 9374.27 on November 23, 1998.

On a sector-by-sector basis, technology stocks reigned supreme in 1998, thanks in large part to the skyrocketing Internet industry. For the year, nine of the top 10 best-performing stocks in the S&P 500 were technology stocks. The health care sector was another big winner. Pharmaceuticals helped drive the strong performance of the health care industry, as a slew of new products was rushed to the market sooner than normal thanks to streamlined approval regulations.

Natural resources, on the other hand, suffered tremendously. Overproduction and poor demand caused oil's price per barrel to plunge considerably. Gold prices also were down in 1998. The financial sector
- a top performer for several years - found 1998 to be a challenge. The financial crises overseas and credit concerns contributed to the poor showing of many brokerage and investment management firms.

FOREIGN STOCK MARKETS

Foreign stock markets posted mixed results in 1998. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australasia, and the Far East - returned 20.27% in 1998. Europe posted the most consistently strong equity markets when compared to other regions, with the MSCI Europe Index up 28.87% for the year. The much-maligned Japanese stock market ended the year on a positive note, thanks in part to long-awaited government intercession on the ailing banking sector's behalf. For the year, the Tokyo Stock Exchange Index (TOPIX) was up 7.76%. 1998 proved to be disastrous for emerging markets. The MSCI Emerging Markets Free Index suffered a -25.34% loss during the period, as the Asian crisis and Russia's currency devaluation and loan defaults played havoc with Latin America, Brazil, Thailand and other emerging-market nations.

U.S. BOND MARKETS

In a year as volatile as 1998, it's not surprising that the performance of the U.S bond market was mostly positive. Still, most of the major bond indexes trailed their returns of 1997, as investors continued to seek out the high returns found in the equity markets. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market - posted a total return of 8.69%. The Lehman Brothers Corporate Bond Index returned 8.57% in 1998. General U.S. Treasury funds were the safe haven of choice in 1998, benefiting from the flight to safety as investors worldwide reacted to global economic concerns. As a result, the yield on the benchmark 30-year Treasury fell to its lowest levels in three decades, tumbling to 5.09% at the end of the period compared to 5.92% at the start of the year.

FOREIGN BOND MARKETS

Typically, continued low inflation and economic growth in the U.S. would help provide a positive backdrop for U.S.-based bonds relative to most foreign bonds. But there was nothing typical about 1998. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned an impressive 15.30% for the 12 months that ended December 31, 1998. Many European nations - particularly France, Italy and Spain - boasted strong performance that helped drive the index's overall return. Not all was rosy in the international bond market, however. In stark contrast to the developed world, the often-volatile emerging debt markets experienced a particularly difficult year, illustrated by the J.P. Morgan Emerging Markets Bond Index return of -11.04% during the period. Once again, the impact of financial and economic woes in Asia and Russia was the primary contributor to the poor performance of emerging markets.

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total return figures would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1998

VIP II: INDEX 500               28.31%       23.72%        21.16%

S&P 500 (registered trademark)  28.58%       24.06%        21.51%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II:  Index 500          S&P 500
             00157                       SP001
  1992/08/27      10000.00                    10000.00
  1992/08/31      10014.00                    10016.72
  1992/09/30      10130.00                    10134.92
  1992/10/31      10152.00                    10170.39
  1992/11/30      10498.00                    10517.20
  1992/12/31      10630.67                    10646.56
  1993/01/31      10707.47                    10735.99
  1993/02/28      10856.70                    10882.00
  1993/03/31      11095.84                    11111.61
  1993/04/30      10822.25                    10842.71
  1993/05/31      11103.95                    11133.30
  1993/06/30      11132.32                    11165.58
  1993/07/31      11081.66                    11120.92
  1993/08/31      11501.17                    11542.40
  1993/09/30      11407.95                    11453.53
  1993/10/31      11641.01                    11690.62
  1993/11/30      11527.52                    11579.55
  1993/12/31      11666.06                    11719.67
  1994/01/31      12059.53                    12118.14
  1994/02/28      11732.95                    11789.73
  1994/03/31      11223.46                    11275.70
  1994/04/30      11357.65                    11420.03
  1994/05/31      11533.77                    11607.32
  1994/06/30      11252.82                    11322.94
  1994/07/31      11623.93                    11694.33
  1994/08/31      12087.29                    12173.80
  1994/09/30      11793.76                    11875.54
  1994/10/31      12055.84                    12142.74
  1994/11/30      11617.64                    11700.50
  1994/12/31      11787.47                    11874.02
  1995/01/31      12099.87                    12181.91
  1995/02/28      12563.64                    12656.64
  1995/03/31      12931.02                    13030.14
  1995/04/30      13311.22                    13413.88
  1995/05/31      13834.52                    13950.03
  1995/06/30      14148.51                    14274.09
  1995/07/31      14620.55                    14747.42
  1995/08/31      14656.86                    14784.44
  1995/09/30      15269.88                    15408.34
  1995/10/31      15218.62                    15353.33
  1995/11/30      15880.76                    16027.34
  1995/12/31      16171.25                    16336.03
  1996/01/31      16724.46                    16892.11
  1996/02/29      16880.36                    17048.70
  1996/03/31      17054.17                    17212.88
  1996/04/30      17292.62                    17466.59
  1996/05/31      17733.85                    17917.06
  1996/06/30      17809.61                    17985.32
  1996/07/31      17020.75                    17190.73
  1996/08/31      17370.61                    17553.28
  1996/09/30      18342.21                    18541.18
  1996/10/31      18848.06                    19052.55
  1996/11/30      20260.89                    20492.73
  1996/12/31      19844.17                    20086.77
  1997/01/31      21074.26                    21341.79
  1997/02/28      21231.99                    21509.11
  1997/03/31      20349.53                    20625.30
  1997/04/30      21559.17                    21856.63
  1997/05/31      22870.18                    23187.26
  1997/06/30      23874.76                    24226.05
  1997/07/31      25773.31                    26153.72
  1997/08/31      24330.96                    24688.59
  1997/09/30      25646.59                    26040.78
  1997/10/31      24798.69                    25171.02
  1997/11/30      25920.77                    26336.19
  1997/12/31      26358.54                    26788.38
  1998/01/31      26644.25                    27084.66
  1998/02/28      28537.17                    29038.00
  1998/03/31      29981.03                    30525.04
  1998/04/30      30277.94                    30832.12
  1998/05/31      29736.79                    30302.12
  1998/06/30      30950.78                    31532.99
  1998/07/31      30613.17                    31197.16
  1998/08/31      26183.42                    26686.68
  1998/09/30      27866.72                    28396.22
  1998/10/31      30129.49                    30705.97
  1998/11/30      31944.49                    32567.06
  1998/12/31      33821.74                    34443.58
IMATRL PRASUN   SHR__CHT 19981231 19990111 115030 R00000000000080

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Index 500 Portfolio on August 27, 1992, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $33,819 - a 238.19% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,444 - a 244.44% increase.

INVESTMENT SUMMARY

TOP TEN STOCKS AS OF DECEMBER
31, 1998

                               % OF FUND'S INVESTMENTS

Microsoft Corp.                 3.3

General Electric Co.            3.2

Intel Corp.                     1.9

Wal-Mart Stores, Inc.           1.8

Exxon Corp.                     1.7

Merck & Co., Inc.               1.7

International Business          1.6
Machines Corp.

Coca-Cola Co. (The)             1.6

Pfizer, Inc.                    1.6

Cisco Systems, Inc.             1.4

TOP TEN MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS

TECHNOLOGY                      18.9

FINANCE                         15.2

HEALTH                          11.7

UTILITIES                       11.0

NONDURABLES                     8.8

RETAIL & WHOLESALE              6.3

ENERGY                          5.5

INDUSTRIAL MACHINERY &          5.3
EQUIPMENT

MEDIA & LEISURE                 4.3

BASIC INDUSTRIES                3.3

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Frank Salerno)

An interview with
Frank Salerno,
Portfolio Manager
of Index 500 Portfolio

Q. HOW DID THE FUND PERFORM, FRANK?

A. The fund's return was slightly lower than the Standard & Poor's 500 Index's return of 28.58% for the 12-month period ending December 31, 1998, primarily due to management fees.

Q. 1998 WAS ONE OF THE MOST VOLATILE YEARS FOR THE MARKET IN RECENT HISTORY. WHAT WAS BEHIND ALL THE UNCERTAINTY?

A. As the U.S. market rallied early in the year, market forecasters raised concerns about the possibility of inflation leading to higher interest rates. Nevertheless, large-cap growth stocks continued to drive performance and produce impressive gains for the S&P 500 index. Despite the overall market strength, investors worried about a wide range of economic and market troubles that caused extreme market turbulence worldwide. For instance, investors were concerned that the difficulties in Asia could have an impact on U.S. earnings. We witnessed emerging markets perform more like submerging markets as Russia effectively defaulted on its debt and devalued the ruble. In addition, Brazil's financial worries helped drive U.S. stock prices lower during the period. Then, during the summer as markets plummeted worldwide, pundits talked about the possibility of deflation and recession. Adding to all the financial concerns, it was a turbulent year for politics as well.

Q. TECHNOLOGY WAS THE LARGEST SECTOR IN THE S&P 500 INDEX. HOW DID THESE STOCKS PERFORM?

A. The sector got off to a choppy start as Intel and Compaq warned of excess inventories. The crisis in Asia and in emerging markets fanned the flames of investor concerns resulting in poor stock performance for many technology issues during August and September. However, by year-end, many of these problems seemed to disappear and the sector was once again led by the large-cap growth stocks such as Microsoft, Intel, Cisco Systems and Lucent Technology. While each of these companies provided strong gains for the index and the fund, the sector received an additional boost from investors' extreme bullishness regarding the future of the Internet.

Q. IT WAS ALSO A VOLATILE PERIOD FOR FINANCIAL STOCKS, WHICH REPRESENT THE SECOND-LARGEST SECTOR IN THE S&P 500 INDEX. HOW DID THESE HOLDINGS FARE?

A. Early in the year, financial stocks were buoyed by takeover speculation amid a number of megamergers, including Travelers Group with Citicorp, NationsBank with BankAmerica, and Norwest with Wells Fargo. On July 17, when the Dow Jones Industrial Average hit a precorrection peak, the Philadelphia Stock Exchange's bank index was up 23% year to date. Then came news of the collapse of Russia's economy and the troubled hedge fund, Long-Term Capital Management. Following these announcements, investors fled financial stocks in droves in the third quarter, fearing a potential global market meltdown. The Federal Reserve came to the rescue in the fourth quarter, causing many investors to believe the sell-off was overdone. Financial stocks were one of the primary beneficiaries.

Q. WHAT AREAS OF THE MARKET WERE DISAPPOINTMENTS?

A. Basic industries such as chemicals, steel, metals and mining, and paper all experienced weakness during the period. Just when I thought these stocks couldn't get any cheaper, they did. Essentially, due to weak demand, the call of deflation echoed in from Asia causing commodity prices to drop even further. Despite some major mergers such as British Petroleum's agreement to acquire Amoco and Exxon's agreement to acquire Mobil, most energy stocks also performed poorly. As demand for oil dried up in Asia, the price of a barrel dropped to a 12-year low.

Q. WHAT'S YOUR OUTLOOK, FRANK?

A. After four straight years of double-digit gains, the big question is whether this bull market can continue. Of course, it's impossible to predict what's ahead for 1999; however, an argument can be made to say that it is time for stock prices to cool off a bit. The price-to-earnings ratio of the S&P 500 is at historically high levels and corporate earnings for many companies have yet to justify these high price multiples. As a result, it is very possible that the market volatility we experienced in 1998 may continue. At the same time, a strong argument also can be made to say the market will continue on its upward path due to the pos- itive economic backdrop in the U.S., characterized by strong consumer spending, low interest rates and nonexistent inflationary pressures.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark)FUND FACTS

GOAL: to provide returns that correspond to those of the S&P 500 index

START DATE: August 27, 1992

SIZE: as of December 31, 1998, more than $3.7 billion

MANAGER: Frank Salerno, since 1997

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.4%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.5%

AEROSPACE & DEFENSE - 1.2%

AlliedSignal, Inc.                211,700                    $ 9,380,956

Boeing Co.                        376,268                     12,275,744

Goodrich (B.F.) Co.               24,800                      889,700

Lockheed Martin Corp.             71,193                      6,033,607

Rockwell International Corp.      72,800                      3,535,350

Textron, Inc.                     55,800                      4,237,313

United Technologies Corp.         79,300                      8,623,875

                                                              44,976,545

DEFENSE ELECTRONICS - 0.2%

Northrop Grumman Corp.            22,800                      1,667,250

Raytheon Co. Class B              128,100                     6,821,325

                                                              8,488,575

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            46,500                      2,726,063

TOTAL AEROSPACE & DEFENSE                                     56,191,183

BASIC INDUSTRIES - 3.3%

CHEMICALS & PLASTICS - 1.8%

Air Products & Chemicals,         79,700                      3,188,000
Inc.

Ashland, Inc.                     23,200                      1,122,300

Avery Dennison Corp.              47,700                      2,149,481

Dow Chemical Co.                  84,000                      7,638,750

du Pont (E.I.) de Nemours &       412,800                     21,904,200
Co.

Eastman Chemical Co.              27,175                      1,216,081

Engelhard Corp.                   48,000                      936,000

FMC Corp. (a)                     11,800                      660,800

Great Lakes Chemical Corp.        20,200                      808,000

Hercules, Inc.                    36,900                      1,010,138

Monsanto Co.                      227,800                     10,820,500

Morton International, Inc.        48,500                      1,188,250

Nalco Chemical Co.                23,100                      716,100

PPG Industries, Inc.              63,800                      3,716,350

Praxair, Inc.                     57,700                      2,033,925

Raychem Corp.                     31,500                      1,017,844

Rohm & Haas Co.                   61,500                      1,852,688

Sealed Air Corp. (a)              31,960                      1,631,958

Union Carbide Corp.               54,700                      2,324,750

W.R. Grace & Co.                  26,200                      411,013

                                                              66,347,128

IRON & STEEL - 0.1%

Aeroquip-Vickers, Inc.            9,700                       290,394

Allegheny Teledyne, Inc.          63,084                      1,289,279

Bethlehem Steel Corp. (a)         44,200                      370,175

Nucor Corp.                       34,200                      1,479,150

USX-U.S. Steel Group              41,500                      954,500

Worthington Industries, Inc.      23,750                      296,875

                                                              4,680,373



                                 SHARES                      VALUE (NOTE 1)

METALS & MINING - 0.3%

Alcan Aluminium Ltd.              78,957                     $ 2,140,944

Aluminum Co. of America           71,700                      5,346,131

ASARCO, Inc.                      18,600                      280,163

Cyprus Amax Minerals Co.          43,050                      430,500

Freeport-McMoRan Copper &         45,600                      475,950
Gold, Inc. Class B

Inco Ltd.                         47,336                      501,041

Phelps Dodge Corp.                20,700                      1,053,113

Reynolds Metals Co.               25,800                      1,359,338

                                                              11,587,180

PACKAGING & CONTAINERS - 0.2%

Ball Corp.                        7,430                       339,923

Bemis Co., Inc.                   16,300                      618,381

Corning, Inc.                     88,600                      3,987,000

Crown Cork & Seal Co., Inc.       47,900                      1,475,919

Owens-Illinois, Inc. (a)          55,900                      1,711,938

Tupperware Corp.                  21,700                      356,694

                                                              8,489,855

PAPER & FOREST PRODUCTS - 0.9%

Boise Cascade Corp.               14,900                      461,900

Champion International Corp.      38,600                      1,563,300

Fort James Corp.                  77,900                      3,116,000

Georgia-Pacific Corp.             35,000                      2,049,688

International Paper Co.           106,300                     4,763,569

Kimberly-Clark Corp.              199,132                     10,852,694

Louisiana-Pacific Corp.           48,900                      895,481

Mead Corp.                        45,700                      1,339,581

Potlatch Corp.                    9,900                       365,063

Temple-Inland, Inc.               19,000                      1,126,938

Union Camp Corp.                  28,700                      1,937,250

Westvaco Corp.                    34,950                      937,097

Weyerhaeuser Co.                  72,700                      3,694,069

Willamette Industries, Inc.       33,500                      1,122,250

                                                              34,224,880

TOTAL BASIC INDUSTRIES                                        125,329,416

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.3%

Armstrong World Industries,       13,300                      802,156
Inc.

Crane Co.                         24,600                      742,612

Fortune Brands, Inc.              61,600                      1,948,100

Masco Corp.                       129,900                     3,734,625

Owens-Corning                     18,200                      644,963

Sherwin-Williams Co.              70,800                      2,079,750

                                                              9,952,206

CONSTRUCTION - 0.1%

Centex Corp.                      21,000                      946,313

Fleetwood Enterprises, Inc.       13,000                      451,750

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

Kaufman & Broad Home Corp.        14,500                     $ 416,875

Pulte Corp.                       15,600                      433,875

                                                              2,248,813

ENGINEERING - 0.0%

EG & G, Inc.                      17,900                      497,844

Fluor Corp.                       25,900                      1,102,369

Foster Wheeler Corp.              14,100                      185,944

                                                              1,786,157

TOTAL CONSTRUCTION & REAL                                     13,987,176
ESTATE

DURABLES - 2.4%

AUTOS, TIRES, & ACCESSORIES -
1.7%

AutoZone, Inc. (a)                51,550                      1,697,928

Cooper Tire & Rubber Co.          27,300                      557,944

Cummins Engine Co., Inc.          14,200                      504,100

Dana Corp.                        64,866                      2,651,398

Danaher Corp.                     48,000                      2,607,000

Eaton Corp.                       28,300                      2,000,456

Ford Motor Co.                    418,600                     24,566,588

General Motors Corp.              240,478                     17,209,207

Genuine Parts Co.                 64,550                      2,158,391

Goodyear Tire & Rubber Co.        57,200                      2,885,025

ITT Industries, Inc.              39,500                      1,570,125

Johnson Controls, Inc.            26,400                      1,557,600

NACCO Industries, Inc. Class A    2,400                       220,800

Navistar International Corp.      18,270                      520,695
(a)

PACCAR, Inc.                      26,590                      1,093,514

Pep Boys-Manny, Moe & Jack        19,700                      309,044

Snap-On, Inc.                     25,200                      877,275

TRW, Inc.                         48,500                      2,725,094

                                                              65,712,184

CONSUMER DURABLES - 0.3%

Minnesota Mining &                150,400                     10,697,200
Manufacturing Co.

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.              37,500                      2,102,344

Maytag Corp.                      33,300                      2,072,925

Newell Co.                        66,800                      2,755,500

Whirlpool Corp.                   29,100                      1,611,413

                                                              8,542,182

TEXTILES & APPAREL - 0.2%

Fruit of the Loom, Inc. Class     22,700                      313,544
A (a)

Liz Claiborne, Inc.               21,900                      691,219

NIKE, Inc. Class B                71,800                      2,912,388

Reebok International Ltd. (a)     15,700                      233,538

Russell Corp.                     12,400                      251,875



                                 SHARES                      VALUE (NOTE 1)

Springs Industries, Inc.          4,200                      $ 174,038
Class A

VF Corp.                          41,400                      1,940,625

                                                              6,517,227

TOTAL DURABLES                                                91,468,793

ENERGY - 5.5%

ENERGY SERVICES - 0.5%

Baker Hughes, Inc.                111,130                     1,965,612

Halliburton Co.                   168,600                     4,994,775

Helmerich & Payne, Inc.           20,800                      403,000

McDermott International, Inc.     20,800                      513,500

Rowan Companies, Inc. (a)         30,400                      304,000

Schlumberger Ltd.                 202,600                     9,344,925

                                                              17,525,812

OIL & GAS - 5.0%

Amerada Hess Corp.                32,700                      1,626,825

Amoco Corp.                       8,400                       495,600

Anadarko Petroleum Corp.          41,000                      1,265,875

Apache Corp.                      33,900                      858,094

Atlantic Richfield Co.            119,100                     7,771,275

Burlington Resources, Inc.        68,057                      2,437,291

Chevron Corp.                     237,700                     19,714,244

Coastal Corp. (The)               73,800                      2,578,388

Exxon Corp.                       885,900                     64,781,438

Kerr-McGee Corp.                  17,900                      684,675

Mobil Corp.                       289,300                     25,205,263

Occidental Petroleum Corp.        123,300                     2,080,688

Oryx Energy Co. (a)               36,000                      483,750

Phillips Petroleum Co.            85,700                      3,652,963

Royal Dutch Petroleum Co. (NY     794,275                     38,025,916
Registry Gilder 1.25)

Sunoco, Inc.                      30,200                      1,089,088

Texaco, Inc.                      202,700                     10,717,763

Union Pacific Resources           88,412                      801,234
Group, Inc.

Unocal Corp.                      88,650                      2,587,472

USX-Marathon Group                105,900                     3,190,238

                                                              190,048,080

TOTAL ENERGY                                                  207,573,892

FINANCE - 15.2%

BANKS - 6.7%

Bank of New York Co., Inc.        287,400                     11,567,850

Bank One Corp.                    430,299                     21,972,143

BankAmerica Corp.                 644,440                     38,746,955

BankBoston Corp.                  113,382                     4,414,812

Bankers Trust Corp.               13,100                      1,119,231

BB&T Corp.                        95,900                      3,865,969

Capital One Financial Corp.       25,600                      2,944,000

Chase Manhattan Corp.             310,746                     21,150,150

Comerica, Inc.                    56,100                      3,825,319

Fifth Third Bancorp               102,225                     7,289,920

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

First Union Corp.                 371,045                    $ 22,564,174

Firstar Corp.                     62,100                      5,790,725

Huntington Bancshares, Inc.       63,159                      1,898,717

KeyCorp                           148,914                     4,765,248

Mellon Bank Corp.                 97,300                      6,689,375

Mercantile Bancorp., Inc.         46,000                      2,121,750

Morgan (JP) & Co., Inc.           67,200                      7,060,200

National City Corp.               128,421                     9,310,523

Northern Trust Corp.              43,000                      3,754,438

PNC Financial Corp.               117,000                     6,332,625

Regions Financial Corp.           72,000                      2,902,500

Republic of New York Corp.        37,300                      1,699,481

State Street Corp.                55,300                      3,846,806

Summit Bancorp                    73,600                      3,215,400

SunTrust Banks, Inc.              120,200                     9,195,300

Synovus Finanical Corp.           83,700                      2,040,188

U.S. Bancorp                      276,551                     9,817,561

Union Planters Corp.              53,400                      2,419,688

Wachovia Corp.                    69,700                      6,094,394

Wells Fargo & Co.                 605,200                     24,170,175

                                                              252,585,617

CREDIT & OTHER FINANCE - 2.7%

American Express Co.              164,079                     16,777,078

Associates First Capital          252,948                     10,718,672
Corp. Class A

Citigroup, Inc.                   830,486                     41,109,057

Countrywide Credit                46,300                      2,323,681
Industries, Inc.

Fleet Financial Group, Inc.       218,748                     9,775,301

Household International, Inc.     181,382                     7,187,262

MBNA Corp.                        266,725                     6,651,455

Providian Financial Corp.         54,900                      4,117,500

Transamerica Corp.                21,629                      2,498,150

                                                              101,158,156

FEDERAL SPONSORED CREDIT - 1.2%

Fannie Mae                        368,700                     27,283,800

Freddie Mac                       252,800                     16,289,800

SLM Holding Corp.                 60,800                      2,918,400

                                                              46,492,000

INSURANCE - 3.3%

Aetna, Inc.                       52,200                      4,104,225

Allstate Corp.                    301,442                     11,643,197

American General Corp.            91,552                      7,141,056

American International Group,     380,343                     36,750,642
Inc.

Aon Corp.                         62,350                      3,452,631

Chubb Corp. (The)                 62,200                      4,035,225

CIGNA Corp.                       77,700                      6,007,181

Cincinnati Financial Corp.        56,600                      2,072,975

Conseco, Inc.                     120,016                     3,667,989

General Re Corp.                  1,400                       343,000

Hartford Financial Services       86,600                      4,752,175
Group, Inc.

Jefferson-Pilot Corp.             36,800                      2,760,000



                                 SHARES                      VALUE (NOTE 1)

Lincoln National Corp.            40,900                     $ 3,346,131

Loews Corp.                       38,800                      3,812,100

Marsh & McLennan Companies,       96,050                      5,612,922
Inc.

MBIA, Inc.                        33,800                      2,216,013

MGIC Investment Corp.             40,500                      1,612,406

Progressive Corp.                 26,700                      4,522,313

Provident Companies, Inc.         46,100                      1,913,150

SAFECO Corp.                      51,100                      2,194,106

St. Paul Companies, Inc. (The)    92,392                      3,210,622

SunAmerica, Inc.                  76,500                      6,206,063

Torchmark Corp.                   47,400                      1,673,813

UNUM Corp.                        55,600                      3,245,650

                                                              126,295,585

SAVINGS & LOANS - 0.3%

Golden West Financial Corp.       16,500                      1,512,844

Washington Mutual, Inc.           222,162                     8,483,811

                                                              9,996,655

SECURITIES INDUSTRY - 1.0%

Bear Stearns Companies, Inc.      43,800                      1,637,025

Franklin Resources, Inc.          96,900                      3,100,800

Lehman Brothers Holdings,         44,400                      1,956,375
Inc.

Merrill Lynch & Co., Inc.         126,000                     8,410,500

Morgan Stanley, Dean Witter &     215,156                     15,276,076
Co.

Schwab (Charles) Corp.            152,050                     8,543,309

                                                              38,924,085

TOTAL FINANCE                                                 575,452,098

HEALTH - 11.7%

DRUGS & PHARMACEUTICALS - 8.3%

Allergan, Inc.                    27,400                      1,774,150

ALZA Corp. Class A. (a)           35,300                      1,844,425

American Home Products Corp.      489,800                     27,581,863

Amgen, Inc. (a)                   95,100                      9,943,894

Bristol-Myers Squibb Co.          367,600                     49,189,475

Lilly (Eli) & Co.                 398,992                     35,460,414

Merck & Co., Inc.                 433,900                     64,081,606

Pfizer, Inc.                      472,400                     59,256,675

Pharmacia & Upjohn, Inc.          190,260                     10,773,473

Schering-Plough Corp.             531,900                     29,387,475

Sigma-Aldrich Corp.               34,400                      1,010,500

Warner-Lambert Co.                302,100                     22,714,144

                                                              313,018,094

MEDICAL EQUIPMENT & SUPPLIES
- 3.0%

Abbott Laboratories               545,900                     26,749,100

Bard (C.R.), Inc.                 19,800                      980,100

Bausch & Lomb, Inc.               18,700                      1,122,000

Baxter International, Inc.        106,800                     6,868,575

Becton, Dickinson & Co.           96,300                      4,110,806

Biomet, Inc.                      47,400                      1,907,850

Boston Scientific Corp. (a)       131,400                     3,523,163

Cardinal Health, Inc.             77,550                      5,884,106

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Guidant Corp.                     54,400                     $ 5,997,600

Johnson & Johnson                 490,400                     41,132,300

Mallinckrodt, Inc.                24,900                      767,231

Medtronic, Inc.                   165,500                     12,288,375

Millipore Corp.                   15,000                      426,563

Pall Corp.                        43,700                      1,106,156

St. Jude Medical, Inc. (a)        24,829                      687,453

U.S. Surgical Corp. rights        2                           0
6/30/00 (a)

                                                              113,551,378

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Columbia/HCA Healthcare Corp.     231,712                     5,734,872

HCR Manor Care, Inc. (a)          37,500                      1,101,563

HEALTHSOUTH Corp. (a)             166,500                     2,570,344

Humana, Inc. (a)                  58,700                      1,045,594

Tenet Healthcare Corp. (a)        107,600                     2,824,500

United HealthCare Corp.           73,000                      3,143,563

                                                              16,420,436

TOTAL HEALTH                                                  442,989,908

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.3%

ELECTRICAL EQUIPMENT - 3.7%

Emerson Electric Co.              166,200                     10,397,888

General Electric Co.              1,195,500                   122,015,719

General Instrument Corp. (a)      56,700                      1,924,256

Grainger (W.W.), Inc.             33,900                      1,411,088

Harris Corp.                      27,000                      988,875

Honeywell, Inc.                   45,400                      3,419,188

Scientific-Atlanta, Inc.          26,700                      609,094

                                                              140,766,108

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.3%

Briggs & Stratton Corp.           8,300                       413,963

Case Corp.                        33,600                      732,900

Caterpillar, Inc.                 138,200                     6,357,200

Cooper Industries, Inc.           46,846                      2,233,969

Deere & Co.                       96,200                      3,186,625

Dover Corp.                       79,100                      2,897,038

Harnischfeger Industries,         14,700                      149,756
Inc.

Illinois Tool Works, Inc.         91,700                      5,318,600

Ingersoll-Rand Co.                60,800                      2,853,800

Milacron, Inc.                    10,400                      200,200

Parker-Hannifin Corp.             36,025                      1,179,819

Stanley Works                     29,900                      829,725

Tenneco, Inc.                     62,500                      2,128,906

Timken Co.                        17,984                      339,448

Tyco International Ltd.           240,859                     18,169,801

                                                              46,991,750



                                 SHARES                      VALUE (NOTE 1)

POLLUTION CONTROL - 0.3%

Browning-Ferris Industries,       59,600                     $ 1,694,875
Inc.

Waste Management, Inc.            212,709                     9,917,557

                                                              11,612,432

TOTAL INDUSTRIAL MACHINERY &                                  199,370,290
EQUIPMENT

MEDIA & LEISURE - 4.3%

BROADCASTING - 1.7%

CBS Corp.                         263,750                     8,637,813

Clear Channel Communications,     92,600                      5,046,700
Inc. (a)

Comcast Corp. Class A             124,250                     7,291,922
(special)

MediaOne Group, Inc.              225,100                     10,579,700

Tele-Communications, Inc.         168,700                     9,331,219
(TCI Group) Series A (a)

Time Warner, Inc.                 398,440                     24,728,182

                                                              65,615,536

ENTERTAINMENT - 1.1%

Carnival Corp.                    209,600                     10,060,800

Disney (Walt) Co.                 754,300                     22,629,000

King World Productions, Inc.      21,900                      644,681
(a)

Viacom, Inc. Class B              105,300                     7,792,200
(non-vtg.) (a)

                                                              41,126,681

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   28,500                      705,375

Hasbro, Inc.                      48,050                      1,735,806

Mattel, Inc.                      110,076                     2,511,109

                                                              4,952,290

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc.      33,600                      527,100
(a)

Hilton Hotels Corp.               102,900                     1,967,963

Mirage Resorts, Inc. (a)          67,200                      1,003,800

                                                              3,498,863

PUBLISHING - 0.6%

American Greetings Corp.          25,000                      1,026,563
Class A

Dow Jones & Co., Inc.             25,900                      1,246,438

Gannet, Inc.                      107,400                     7,108,538

Harcourt General, Inc.            18,700                      994,606

Knight-Ridder, Inc.               26,400                      1,349,700

McGraw-Hill Companies, Inc.       39,200                      3,993,500

Meredith Corp.                    15,000                      568,125

New York Times Co. (The)          62,700                      2,174,906
Class A

Times Mirror Co. Class A          23,600                      1,321,600

Tribune Co.                       41,300                      2,725,800

                                                              22,509,776

RESTAURANTS - 0.7%

Darden Restaurants, Inc.          47,900                      862,200

Marriott International, Inc.      78,400                      2,273,600
Class A

McDonald's Corp.                  252,100                     19,317,163

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Tricon Global Restaurants,        58,810                     $ 2,947,851
Inc. (a)

Wendy's International, Inc.       43,700                      953,206

                                                              26,354,020

TOTAL MEDIA & LEISURE                                         164,057,166

NONDURABLES - 8.8%

AGRICULTURE - 0.1%

Pioneer Hi-Bred                   71,300                      1,925,100
International, Inc.

BEVERAGES - 2.8%

Anheuser-Busch Companies,         175,900                     11,543,438
Inc.

Brown-Forman Corp. Class B        16,100                      1,218,569

Coca-Cola Co. (The)               895,300                     59,873,188

Coca-Cola Enterprises, Inc.       148,700                     5,316,025

Coors (Adolph) Co. Class B        12,300                      694,181

PepsiCo, Inc.                     542,900                     22,224,969

Seagram Co. Ltd.                  136,000                     5,176,086

                                                              106,046,456

FOODS - 1.7%

Archer-Daniels-Midland Co.        217,170                     3,732,609

Bestfoods                         105,000                     5,591,250

Campbell Soup Co.                 169,200                     9,306,000

ConAgra, Inc.                     177,100                     5,578,650

General Mills, Inc.               60,600                      4,711,650

Heinz (H.J.) Co.                  132,950                     7,528,294

Hershey Foods Corp.               41,400                      2,574,563

Kellogg Co.                       136,500                     4,658,063

Quaker Oats Co.                   51,200                      3,046,400

Ralston Purina Co.                109,600                     3,548,300

Sara Lee Corp.                    341,000                     9,611,938

Sysco Corp.                       121,900                     3,344,631

Wrigley (Wm.) Jr. Co.             31,900                      2,857,044

                                                              66,089,392

HOUSEHOLD PRODUCTS - 2.8%

Alberto-Culver Co. Class B        12,800                      341,600

Avon Products, Inc.               101,900                     4,509,075

Clorox Co.                        37,700                      4,403,831

Colgate-Palmolive Co.             102,500                     9,519,688

Gillette Co.                      415,300                     20,064,181

International Flavors &           43,200                      1,908,900
Fragrances, Inc.

Procter & Gamble Co.              481,000                     43,921,313

Rubbermaid, Inc.                  62,300                      1,958,556

Unilever NV (NY shares)           231,000                     19,158,563

                                                              105,785,707

TOBACCO - 1.4%

Philip Morris Companies, Inc.     892,500                     47,748,750



                                 SHARES                      VALUE (NOTE 1)

RJR Nabisco Holdings Corp.        128,500                    $ 3,814,844

UST, Inc.                         63,100                      2,200,613

                                                              53,764,207

TOTAL NONDURABLES                                             333,610,862

PRECIOUS METALS - 0.2%

Barrick Gold Corp.                154,000                     2,998,497

Battle Mountain Gold Co.          58,000                      239,250

Homestake Mining Co.              71,800                      659,663

Newmont Mining Corp.              73,865                      1,334,187

Placer Dome, Inc.                 69,700                      796,962

                                                              6,028,559

RETAIL & WHOLESALE - 6.3%

APPAREL STORES - 0.5%

Gap, Inc.                         210,450                     11,837,813

Limited, Inc. (The)               85,289                      2,484,042

TJX Companies, Inc.               118,300                     3,430,700

                                                              17,752,555

DRUG STORES - 0.6%

CVS Corp.                         143,100                     7,870,500

Longs Drug Stores Corp.           13,300                      498,750

Rite Aid Corp.                    99,800                      4,946,338

Walgreen Co.                      177,100                     10,371,419

                                                              23,687,007

GENERAL MERCHANDISE STORES -
3.0%

Consolidated Stores Corp. (a)     39,900                      805,481

Costco Companies, Inc. (a)        84,039                      6,066,565

Dayton Hudson Corp.               167,500                     9,086,875

Dillards, Inc. Class A            35,900                      1,018,663

Dollar General Corp.              82,975                      1,960,284

Federated Department Stores,      71,200                      3,101,650
Inc. (a)

K mart Corp. (a)                  164,300                     2,515,844

Kohls Corp. (a)                   59,800                      3,673,963

May Department Stores Co.         82,100                      4,956,788
(The)

Nordstrom, Inc.                   59,900                      2,077,781

Penney (J.C.) Co., Inc.           97,900                      4,589,063

Sears, Roebuck & Co.              132,100                     5,614,250

Wal-Mart Stores, Inc.             821,400                     66,892,763

                                                              112,359,970

GROCERY STORES - 0.9%

Albertson's, Inc.                 93,300                      5,942,044

American Stores Co.               95,100                      3,512,756

Great Atlantic & Pacific Tea,     13,300                      394,013
Inc.

Kroger Co. (a)                    99,700                      6,031,850

Meyer (Fred), Inc. (a)            58,700                      3,536,675

Safeway, Inc. (a)                 180,800                     11,017,500

Supervalu, Inc.                   42,000                      1,176,000

Winn-Dixie Stores, Inc.           46,700                      2,095,663

                                                              33,706,501

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Circuit City Stores, Inc. -       33,800                     $ 1,687,888
Circuit City Group

Home Depot, Inc.                  532,900                     32,606,819

IKON Office Solutions, Inc.       46,900                      401,581

Lowe's Companies, Inc.            133,200                     6,818,175

Staples, Inc. (a)                 120,700                     5,273,081

Tandy Corp.                       36,300                      1,495,106

Toys R Us, Inc. (a)               99,000                      1,670,625

                                                              49,953,275

TOTAL RETAIL & WHOLESALE                                      237,459,308

SERVICES - 0.7%

ADVERTISING - 0.2%

Interpublic Group of              44,550                      3,552,863
Companies, Inc.

Omnicom Group, Inc.               57,400                      3,329,200

                                                              6,882,063

LEASING & RENTAL - 0.0%

Ryder Systems, Inc.               33,600                      873,600

PRINTING - 0.1%

Deluxe Corp.                      34,200                      1,250,438

Donnelley (R.R.) & Sons Co.       45,800                      2,006,613

Moore Corp. Ltd.                  21,500                      235,299

                                                              3,492,350

SERVICES - 0.4%

Block (H&R), Inc.                 38,500                      1,732,500

Cendant Corp. (a)                 315,772                     6,019,404

Dun & Bradstreet Corp.            58,500                      1,846,406

Ecolab, Inc.                      35,600                      1,288,275

Jostens, Inc.                     9,400                       246,163

National Service Industries,      15,200                      577,600
Inc.

Service Corp. International       102,800                     3,912,825

                                                              15,623,173

TOTAL SERVICES                                                26,871,186

TECHNOLOGY - 18.9%

COMMUNICATIONS EQUIPMENT - 3.6%

3Com Corp. (a)                    127,900                     5,731,519

Andrew Corp. (a)                  30,412                      501,798

Ascend Communications, Inc.       75,800                      4,983,850
(a)

Cabletron Systems, Inc. (a)       48,900                      409,538

Cisco Systems, Inc. (a)           577,675                     53,615,461

Lucent Technologies, Inc.         480,268                     52,829,480

Northern Telecom Ltd.             243,220                     12,172,919

Tellabs, Inc. (a)                 74,000                      5,073,625

                                                              135,318,190

COMPUTER SERVICES & SOFTWARE
- 6.3%

Adobe Systems, Inc.               27,200                      1,271,600

America Online, Inc.              170,900                     27,344,000



                                 SHARES                      VALUE (NOTE 1)

Autodesk, Inc.                    22,400                     $ 956,200

Automatic Data Processing,        107,500                     8,620,156
Inc.

BMC Software, Inc.                80,400                      3,582,825

Ceridian Corp. (a)                22,400                      1,563,800

Computer Associates               200,212                     8,534,037
International, Inc.

Computer Sciences Corp.           59,100                      3,808,256

Compuware Corp. (a)               68,400                      5,343,750

Electronic Data Systems Corp.     173,000                     8,693,250

Equifax, Inc.                     47,100                      1,610,231

First Data Corp.                  163,100                     5,168,231

HBO & Co.                         179,800                     5,158,013

IMS Health, Inc.                  62,600                      4,722,388

Microsoft Corp. (a)               911,100                     126,358,181

Novell, Inc. (a)                  140,200                     2,541,125

Oracle Corp. (a)                  359,350                     15,496,969

Parametric Technology Corp.       107,200                     1,755,400
(a)

Paychex, Inc.                     61,800                      3,178,838

PeopleSoft, Inc. (a)              87,300                      1,653,244

Shared Medical Systems Corp.      8,300                       413,963

                                                              237,774,457

COMPUTERS & OFFICE EQUIPMENT
- 5.5%

Apple Computer, Inc. (a)          50,100                      2,050,969

Compaq Computer Corp.             628,062                     26,339,350

Data General Corp. (a)            16,800                      276,150

Dell Computer Corp. (a)           463,800                     33,944,363

EMC Corp. (a)                     185,000                     15,725,000

Gateway 2000, Inc. (a)            52,200                      2,671,988

Hewlett-Packard Co.               385,400                     26,327,638

International Business            336,000                     62,076,000
Machines Corp.

Pitney Bowes, Inc.                102,100                     6,744,981

Seagate Technology, Inc. (a)      89,700                      2,713,425

Silicon Graphics, Inc. (a)        78,100                      1,005,538

Sun Microsystems, Inc. (a)        143,000                     12,244,375

Unisys Corp. (a)                  82,700                      2,847,981

Xerox Corp.                       122,400                     14,443,200

                                                              209,410,958

ELECTRONIC INSTRUMENTS - 0.3%

Applied Materials, Inc. (a)       128,900                     5,502,419

KLA-Tencor Corp. (a)              34,200                      1,483,425

Perkin-Elmer Corp.                20,500                      2,000,031

Tektronix, Inc.                   16,250                      488,516

Thermo Electron Corp. (a)         50,700                      858,731

                                                              10,333,122

ELECTRONICS - 3.0%

Advanced Micro Devices, Inc.      48,000                      1,389,000
(a)

AMP, Inc.                         85,158                      4,433,538

Intel Corp.                       608,300                     72,121,569

LSI Logic Corp. (a)               43,700                      704,663

Micron Technology, Inc. (a)       83,900                      4,242,194

Motorola, Inc.                    220,400                     13,458,175

National Semiconductor Corp.      68,100                      919,350
(a)

Solectron Corp. (a)               44,800                      4,163,600

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Texas Instruments, Inc.           141,200                    $ 12,081,425

Thomas & Betts Corp.              17,300                      749,306

                                                              114,262,820

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 118,400                     8,524,800

Polaroid Corp.                    15,400                      287,788

                                                              8,812,588

TOTAL TECHNOLOGY                                              715,912,135

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.3%

AMR Corp. (a)                     67,000                      3,978,125

Delta Air Lines, Inc.             51,400                      2,672,800

Southwest Airlines Co.            114,750                     2,574,703

US Airways Group, Inc. (a)        30,400                      1,580,800

                                                              10,806,428

RAILROADS - 0.5%

Burlington Northern Santa Fe      182,354                     6,154,448
Corp.

CSX Corp.                         84,938                      3,524,927

Norfolk Southern Corp.            127,900                     4,052,831

Union Pacific Corp.               89,200                      4,019,575

                                                              17,751,781

TRUCKING & FREIGHT - 0.1%

FDX Corp. (a)                     58,620                      5,217,180

Laidlaw, Inc.                     108,500                     1,095,279

                                                              6,312,459

TOTAL TRANSPORTATION                                          34,870,668

UTILITIES - 11.0%

CELLULAR - 0.4%

AirTouch Communications, Inc.     203,500                     14,677,438
(a)

Nextel Communications, Inc.       101,300                     2,393,213
Class A (a)

                                                              17,070,651

ELECTRIC UTILITY - 2.4%

AES Corp. (a)                     67,500                      3,197,813

Ameren Corp.                      44,400                      1,895,325

American Electric Power Co.,      76,700                      3,609,694
Inc.

Baltimore Gas & Electric Co.      45,200                      1,395,550

Carolina Power & Light Co.        43,600                      2,051,925

Central & South West Corp.        81,262                      2,229,626

CINergy Corp.                     47,413                      1,629,822

Consolidated Edison, Inc.         82,100                      4,341,038

Dominion Resources, Inc.          80,400                      3,758,700

DTE Energy Co.                    52,600                      2,255,225

Duke Energy Corp.                 140,907                     9,026,855

Edison International              123,100                     3,431,413

Entergy Corp.                     101,500                     3,159,188

FirstEnergy Corp.                 75,800                      2,468,238



                                 SHARES                      VALUE (NOTE 1)

FPL Group, Inc.                   74,100                     $ 4,566,413

GPU, Inc.                         36,000                      1,590,750

Houston Industries, Inc.          92,922                      2,985,119

New Century Energies, Inc.        39,000                      1,901,250

Niagara Mohawk Power Corp. (a)    41,900                      675,638

Northern States Power Co.         34,000                      943,500

PacifiCorp                        132,400                     2,788,675

PECO Energy Co.                   87,800                      3,654,675

PG&E Corp.                        148,200                     4,668,300

PP&L Resources, Inc.              38,940                      1,085,453

Public Service Enterprise         85,800                      3,432,000
Group, Inc.

Southern Co.                      261,500                     7,599,844

Texas Utilities Co.               114,000                     5,322,375

Unicom Corp.                      86,500                      3,335,656

                                                              89,000,060

GAS - 0.6%

Columbia Gas System, Inc.         29,700                      1,715,175

Consolidated Natural Gas Co.      34,500                      1,863,000

Eastern Enterprises Co.           11,200                      490,000

Enron Corp.                       127,700                     7,286,881

NICOR, Inc.                       17,400                      735,150

ONEOK, Inc.                       11,006                      397,592

Peoples Energy Corp.              12,200                      486,475

Sempra Energy                     80,256                      2,036,496

Sonat, Inc.                       37,700                      1,020,256

Williams Companies, Inc.          162,700                     5,074,206

                                                              21,105,231

TELEPHONE SERVICES - 7.6%

ALLTEL Corp.                      107,700                     6,441,806

Ameritech Corp.                   402,000                     25,476,750

AT&T Corp.                        644,400                     48,491,100

Bell Atlantic Corp.               568,178                     32,279,613

BellSouth Corp.                   718,800                     35,850,150

Frontier Corp.                    63,000                      2,142,000

GTE Corp.                         361,300                     24,365,169

MCI WorldCom, Inc. (a)            667,670                     47,905,323

SBC Communications, Inc.          710,948                     38,124,587

Sprint Corp.:

(FON Group)                       122,700                     10,322,138

Series 1 (PCS Group) (a)          174,150                     4,027,219

U.S. WEST, Inc.                   191,692                     12,388,096

                                                              287,813,951

TOTAL UTILITIES                                               414,989,893

TOTAL COMMON STOCKS                                           3,646,162,533
(Cost $2,595,598,765)


U.S. TREASURY OBLIGATIONS -
3.6%

                                  PRINCIPAL AMOUNT            VALUE (NOTE 1)

U.S. Treasury Bills, yield at     $ 137,720,000               $ 137,081,948
date  of purchase 4.33% to
4.62% 1/14/99 to 4/1/99 (b)
(Cost $137,005,951)

TOTAL INVESTMENT IN                                           $ 3,783,244,481
SECURITIES - 100%
(Cost $2,732,604,716)

FUTURES CONTRACTS

         EXPIRATION DATE      UNDERLYING FACE AMOUNT    UNREALIZED GAIN/(LOSS)

PURCHASED

358 S&P
500 Stock
Index    Mar. 1999            $ 111,472,250             $ 6,109,787
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 2.9%

LEGEND

(a) Non-income producing

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,778,450.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,171,261,429 and $100,210,531, respectively (see Note 3 of Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $1,461,156,016 and $1,533,508,700, respectively (see Note 3 of Notes to Financial Statements).

The fund participated in the security lending program. At period end, the value of the securities loaned amounted to $77,907,447. The fund received cash collateral of $79,929,339. The cash collateral was invested in the Bankers Trust Institutional Daily Asset Fund (see Note 6 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $5,448,000. The weighted average interest rate was 5.85% (see Note 7 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $2,738,674,618. Net unrealized appreciation aggregated $1,044,569,863, of which $1,150,039,794 related to appreciated investment securities and $105,469,931 related to depreciated investment securities.

The fund hereby designates approximately $32,767,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 3,783,244,481
value  (cost $2,732,604,716)
-  See accompanying schedule

Cash                                          317,915

Receivable for investments                    20,957,001
sold

Receivable for fund shares                    12,598,128
sold

Dividends receivable                          3,804,725

Interest receivable                           37,722

Receivable for daily                          232,360
variation on futures
contracts

Investment of cash collateral                 79,929,339
 received for securities
loaned

 TOTAL ASSETS                                 3,901,121,671

LIABILITIES

Payable for investments        $ 45,463,312
purchased

Payable for fund shares         2,744,275
redeemed

Accrued management fee and      553,087
sub-advisory fee

Other payables and  accrued     364,137
expenses

Collateral on securities        79,929,339
loaned,  at value

 TOTAL LIABILITIES                            129,054,150

NET ASSETS                                   $ 3,772,067,521

Net Assets consist of:

Paid in capital                              $ 2,662,044,544

Undistributed net investment                  38,272,966
income

Accumulated undistributed net                 15,000,394
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   1,056,749,617
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 26,706,048                   $ 3,772,067,521
shares outstanding

NET ASSET VALUE, offering                     $141.24
price  and redemption price
per share ($3,772,067,521
(divided by) 26,706,048
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 41,090,633
Dividends

Interest (including income on                   5,249,233
 securities loaned of
$105,078)

 TOTAL INCOME                                   46,339,866

EXPENSES

Management fee and               $ 6,919,949
sub-advisory fee

Transfer agent fees               1,966,403

Accounting fees                   806,724

Non-interested trustees'          9,973
compensation

Registration fees                 43,245

Audit                             23,906

Legal                             24,909

Interest                          885

Miscellaneous                     219,338

 Total expenses before            10,015,332
reductions

 Expense reductions               (2,010,500)   8,004,832

NET INVESTMENT INCOME                           38,335,034

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,843,101

 Foreign currency transactions    793

 Futures contracts                12,326,875    16,170,769

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            656,227,090

 Assets and liabilities in        153
foreign currencies

 Futures contracts                5,051,059     661,278,302

NET GAIN (LOSS)                                 677,449,071

NET INCREASE (DECREASE) IN                     $ 715,784,105
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 1,923,547
 Expense reductions  FMR
reimbursement

  Custodian credits                             86,953

                                               $ 2,010,500

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment        $ 38,335,034                  $ 25,929,152
income

 Net realized gain (loss)         16,170,769                    58,502,006

 Change in net unrealized         661,278,302                   301,564,970
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       715,784,105                   385,996,128
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (26,060,180)                  (10,847,444)
From net investment income

 From net realized gain           (60,359,977)                  (22,010,833)

 TOTAL DISTRIBUTIONS              (86,420,157)                  (32,858,277)

Share transactions Net            1,653,376,843                 1,199,221,255
proceeds from sales of shares

 Reinvestment of distributions    86,420,157                    32,858,277

 Cost of shares redeemed          (695,135,202)                 (310,418,293)

 NET INCREASE (DECREASE) IN       1,044,661,798                 921,661,239
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,674,025,746                 1,274,799,090
IN NET ASSETS

NET ASSETS

 Beginning of period              2,098,041,775                 823,242,685

 End of period (including        $ 3,772,067,521               $ 2,098,041,775
undistributed net investment
income of $38,272,966 and
$25,920,081, respectively)

OTHER INFORMATION
Shares

 Sold                             13,244,133                    11,765,227

 Issued in reinvestment of        751,741                       357,466
distributions

 Redeemed                         (5,630,148)                   (3,026,660)

 Net increase (decrease)          8,365,726                     9,096,033

SEE ACCOMPANYING NOTES WHICH
ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996       1995       1994

Net asset value, beginning of    $ 114.40                  $ 89.05      $ 75.71    $ 56.22    $ 55.74
period

Income from Investment
Operations

 Net investment income            1.65 C                    1.80 C       1.04       .85        1.14

 Net realized and unrealized      29.70                     26.67        15.55      19.72      (.56)
gain (loss)

 Total from investment            31.35                     28.47        16.59      20.57      .58
operations

Less Distributions

 From net investment income       (1.36)                    (1.03)       (.91)      (.95)      -

 From net realized gain           (3.15)                    (2.09)       (2.34)     (.11)      (.10)

 In excess of net realized        -                         -            -          (.02)      -
gain

 Total distributions              (4.51)                    (3.12)       (3.25)     (1.08)     (.10)

Net asset value, end of period   $ 141.24                  $ 114.40     $ 89.05    $ 75.71    $ 56.22

TOTAL RETURN A, B                 28.31%                    32.83%       22.71%     37.19%     1.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,772,068               $ 2,098,042  $ 823,243  $ 245,700  $ 51,301
(000 omitted)

Ratio of expenses to average      .28% D                    .28% D       .28% D     .28% D     .28% D
net assets

Ratio of net investment           1.33%                     1.74%        2.26%      2.70%      2.81%
income to average net assets

Portfolio turnover rate           4%                        9%           14%        16%        2%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

Index 500 Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $42,017. This fee is included in the caption "Management fee and Sub-Advisory fee" on the Statement of Operations.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted a Distribution and Service Plan (the Plan) on behalf of the fund. Under the Plan, FMR may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of fund shares or render shareholder support services. For the period, payments made to third parties under the Plan amounted to $9,457.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .28% of average net assets.

In addition, the fund, or FMR on behalf of the fund, has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

6. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of the fund's schedule of investments.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

8. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 31% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% of the total outstanding shares of the fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund II and the
Shareholders of Index 500 Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Index 500 Portfolio (a fund of Variable Insurance Products Fund II) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Index 500 Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS

The Board of Trustees of Index 500 Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

                    PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Index 500 Portfolio 2/5/99   2/5/99      $1.40     $.95

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect the twelve nominees specified below as Trustees.

               # OF             % OF
               SHARES VOTED     SHARES VOTED
RALPH F. COX
Affirmative    21,904,876.920   98.015

Against

Withheld       443,572.107      1.985

Abstain

TOTAL          22,348,449.027   100.000

PHYLLIS BURKE DAVIS
Affirmative    21,899,364.310   97.991

Against

Withheld       449,084.717      2.009

Abstain

TOTAL          22,348,449.027   100.000

ROBERT M. GATES
Affirmative    21,888,900.866   97.944

Against

Withheld       459,548.161      2.056

Abstain

TOTAL          22,348,449.027   100.000

EDWARD C. JOHNSON 3D
Affirmative    21,897,549.235   97.982

Against

Withheld       450,899.792      2.018

Abstain

TOTAL          22,348,449.027   100.000

E. BRADLEY JONES
Affirmative    21,863,725.979   97.831

Against

Withheld       484,723.048      2.169

Abstain

TOTAL          22,348,449.027   100.000

DONALD J. KIRK
Affirmative    21,905,857.068   98.020

Against

Withheld       442,591.959      1.980

Abstain

TOTAL          22,348,449.027   100.000

               # OF             % OF
               SHARES VOTED     SHARES VOTED
 PETER S. LYNCH
Affirmative    21,914,353.603   98.058

Against

Withheld       434,095.424      1.942

Abstain

TOTAL          22,348,449.027   100.000

WILLIAM O. MCCOY
Affirmative    21,909,227.790   98.035

Against

Withheld       439,221.237      1.965

Abstain

TOTAL          22,348,449.027   100.000

GERALD C. MCDONOUGH
Affirmative    21,867,829.173   97.849

Against

Withheld       480,619.854      2.151

Abstain

TOTAL          22,348,449.027   100.000

MARVIN L. MANN
Affirmative    21,899,938.851   97.993

Against

Withheld       448,510.176      2.007

Abstain

TOTAL          22,348,449.027   100.000

ROBERT C. POZEN
Affirmative    21,911,290.340   98.044

Against

Withheld       437,158.687      1.956

Abstain

TOTAL          22,348,449.027   100.000

THOMAS R. WILLIAMS
Affirmative    21,878,766.932   97.898

Against

Withheld       469,682.095      2.102

Abstain

TOTAL          22,348,449.027   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

              # OF             % OF
              SHARES VOTED     SHARES VOTED
Affirmative    21,348,203.634   95.524

Against        188,864.605      .845

Withheld

Abstain        811,380.788      3.631

TOTAL          22,348,449.027   100.000

PROPOSAL 3
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative    20,774,469.848   92.957

Against        510,180.433      2.283

Withheld

Abstain        1,063,798.746    4.760

TOTAL          22,348,449.027   100.000




INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER

Bankers Trust Company
New York, NY

OFFICERS

Edward C. Johnson 3d, PRESIDENT

Robert C. Pozen, SENIOR VICE PRESIDENT

Robert Lawrence, VICE PRESIDENT

Eric D. Roiter, SECRETARY

Richard A. Silver, TREASURER

Matthew N. Karstetter, DEPUTY TREASURER

John H. Costello, ASSISTANT TREASURER

Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN

Bankers Trust Company
New York, NY





VARIABLE INSURANCE PRODUCTS
FUND II: ASSET MANAGER PORTFOLIO

(2_FIDELITY_LOGOS)(registered trademark)


ANNUAL REPORT
DECEMBER 31, 1998

CONTENTS

MARKET ENVIRONMENT          3   A review of what happened in
                                world markets during the
                                past 12 months.

PERFORMANCE AND INVESTMENT  4   How the fund has done over
SUMMARY                         time, and an overview of the
                                fund's investments at the
                                end of the period.

FUND TALK                   5   The manager's review of fund
                                performance, strategy  and
                                outlook.

INVESTMENTS                 6   A complete list of the fund's
                                investments with their
                                market values.

FINANCIAL STATEMENTS        22  Statements of assets and
                                liabilities, operations, and
                                 changes in net assets, as
                                well as financial highlights.

NOTES                       25  Notes to the financial
                                statements.

REPORT OF INDEPENDENT       28  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS               29

PROXY VOTING RESULTS        30

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

MARKET ENVIRONMENT

Demonstrating erratic mood swings throughout the period, the sometimes gloomy, sometimes exuberant, oftentimes volatile worldwide stock and bond markets in 1998 will long be remembered for their turbulent behavior. When all was said and done, the U.S. and European stock markets posted impressive returns for the year. Most U.S. bond markets experienced positive - albeit moderate - performance, with U.S. Treasuries ending the year as the overall front-runner. Economic and currency turmoil continued to plague stock and bond performance in Asia and, in particular, emerging markets.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 28.58% for the 12 months that ended December 31, 1998, well above the index's long-term average annual return of about 12%. For the first time in its history, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted double-digit percentage gains in four consecutive years, thanks to an 18.07% increase for the year. Large-cap stocks - particularly in the technology sector - led the U.S. equity market's charge, as once again investors preferred the liquidity and the perceived safety of owning what they know. Small-cap stocks - in comparison - took a beating. The Russell 2000 Index - a popular measure of small stock performance - fell -2.55% for the year.

Throughout the period, the U.S. enjoyed a strong economy. Unemployment averaged 4.5% for the year, the lowest since 1969 and the lowest peacetime level in 41 years. Inflation levels also were low, while interest-rates were stable. In comparison to the economy's relative tranquility, the U.S. stock markets were fluctuating wildly. To illustrate, the Dow typically had fewer than five swings of 5% in each year since 1946. In 1998 alone, the Dow experienced 10 such swings. Much of these gyrations were due to fears about Asia's economic woes, Russia's currency devaluation and loan defaults, and the subsequent consequences on emerging markets. On August 31, the Dow plunged 512.61 points - a loss that erased all previous gains for the year to that point. Faced with global economic chaos, investors began fleeing the equity markets in droves, searching for safer, less volatile havens, particularly U.S. Treasuries. To address the lack of confidence in domestic and global equity markets, the U.S. Federal Reserve Board stepped in with three separate 0.25% interest-rate cuts during the fall. Those cuts helped boost confidence in the U.S. economy, and stocks began to quickly ascend to their former lofty levels, culminating in a new Dow record of 9374.27 on November 23, 1998.

On a sector-by-sector basis, technology stocks reigned supreme in 1998, thanks in large part to the skyrocketing Internet industry. For the year, nine of the top 10 best-performing stocks in the S&P 500 were technology stocks. The health care sector was another big winner. Pharmaceuticals helped drive the strong performance of the health care industry, as a slew of new products was rushed to the market sooner than normal thanks to streamlined approval regulations.
Natural resources, on the other hand, suffered tremendously. Overproduction and poor demand caused oil's price per barrel to plunge considerably. Gold prices also were down in 1998. The financial sector
- a top performer for several years - found 1998 to be a challenge. The financial crises overseas and credit concerns contributed to the poor showing of many brokerage and investment management firms.

FOREIGN STOCK MARKETS

Foreign stock markets posted mixed results in 1998. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australasia, and the Far East - returned 20.27% in 1998. Europe posted the most consistently strong equity markets when compared to other regions, with the MSCI Europe Index up 28.87% for the year. The much-maligned Japanese stock market ended the year on a positive note, thanks in part to long-awaited government intercession on the ailing banking sector's behalf. For the year, the Tokyo Stock Exchange Index (TOPIX) was up 7.76%. 1998 proved to be disastrous for emerging markets. The MSCI Emerging Markets Free Index suffered a -25.34% loss during the period, as the Asian crisis and Russia's currency devaluation and loan defaults played havoc with Latin America, Brazil, Thailand and other emerging-market nations.

U.S. BOND MARKETS

In a year as volatile as 1998, it's not surprising that the performance of the U.S bond market was mostly positive. Still, most of the major bond indexes trailed their returns of 1997, as investors continued to seek out the high returns found in the equity markets. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market - posted a total return of 8.69%. The Lehman Brothers Corporate Bond Index returned 8.57% in 1998. General U.S. Treasury funds were the safe haven of choice in 1998, benefiting from the flight to safety as investors worldwide reacted to global economic concerns. As a result, the yield on the benchmark 30-year Treasury fell to its lowest levels in three decades, tumbling to 5.09% at the end of the period compared to 5.92% at the start of the year.

FOREIGN BOND MARKETS

Typically, continued low inflation and economic growth in the U.S. would help provide a positive backdrop for U.S.-based bonds relative to most foreign bonds. But there was nothing typical about 1998. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned an impressive 15.30% for the 12 months that ended December 31, 1998. Many European nations - particularly France, Italy and Spain - boasted strong performance that helped drive the index's overall return. Not all was rosy in the international bond market, however. In stark contrast to the developed world, the often-volatile emerging debt markets experienced a particularly difficult year, illustrated by the J.P. Morgan Emerging Markets Bond Index return of -11.04% during the period. Once again, the impact of financial and economic woes in Asia and Russia was the primary contributor to the poor performance of emerging markets.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1998

VIP II: ASSET MANAGER -          15.05%       11.81%        12.98%
"INITIAL CLASS"

Fidelity Composite               18.61%       14.42%        n/a

 S&P 500 (registered trademark)  28.58%       24.06%        17.51%

 LB Aggregate Bond               8.69%        7.27%         8.80%

 LB 3 Month T-Bill               5.31%        5.32%         n/a

Variable Annuity Flexible        13.50%       13.64%        n/a
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represent a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II Asset Manager        FID Composite               S&P 500                     LB Aggregate Bond
             00156                       F0001                       SP001                       LB001
  1989/09/30      10000.00                    10000.00                    10000.00                    10000.00
  1989/10/31      10020.02                    10057.70                     9768.00                    10246.00
  1989/11/30      10060.06                    10178.69                     9967.27                    10343.34
  1989/12/31      10091.09                    10277.43                    10206.48                    10371.26
  1990/01/31       9868.42                    10029.64                     9521.63                    10247.85
  1990/02/28       9969.64                    10094.03                     9644.46                    10280.64
  1990/03/31      10050.61                    10193.35                     9900.03                    10287.84
  1990/04/30       9919.03                    10098.66                     9652.53                    10193.19
  1990/05/31      10425.10                    10529.97                    10593.65                    10494.91
  1990/06/30      10506.07                    10595.89                    10521.62                    10663.87
  1990/07/31      10485.83                    10662.11                    10487.95                    10811.04
  1990/08/31      10141.70                    10332.65                     9539.84                    10666.17
  1990/09/30       9929.15                    10241.83                     9075.25                    10754.70
  1990/10/31       9979.76                    10314.96                     9036.22                    10891.28
  1990/11/30      10465.59                    10624.61                     9619.96                    11125.44
  1990/12/31      10769.23                    10802.47                     9888.36                    11299.00
  1991/01/31      11284.56                    11009.44                    10319.49                    11439.11
  1991/02/28      11726.26                    11285.45                    11057.34                    11536.34
  1991/03/31      11915.56                    11410.72                    11324.93                    11615.94
  1991/04/30      12094.35                    11486.94                    11352.11                    11741.39
  1991/05/31      12367.79                    11669.35                    11842.52                    11809.49
  1991/06/30      12146.94                    11518.12                    11300.13                    11803.59
  1991/07/31      12451.92                    11749.63                    11826.72                    11967.66
  1991/08/31      12704.33                    11959.83                    12107.01                    12226.16
  1991/09/30      12777.94                    12018.08                    11904.82                    12474.35
  1991/10/31      12862.08                    12126.84                    12064.35                    12612.82
  1991/11/30      12651.74                    12046.56                    11578.15                    12728.85
  1991/12/31      13198.62                    12642.99                    12902.69                    13106.90
  1992/01/31      13366.89                    12504.31                    12662.70                    12928.65
  1992/02/29      13626.47                    12583.84                    12827.32                    13012.68
  1992/03/31      13593.27                    12492.10                    12577.19                    12939.81
  1992/04/30      13792.52                    12648.75                    12946.96                    13032.98
  1992/05/31      13936.42                    12772.62                    13010.40                    13279.30
  1992/06/30      13925.35                    12778.88                    12816.54                    13462.56
  1992/07/31      14157.81                    13127.82                    13340.74                    13737.19
  1992/08/31      14113.53                    13077.17                    13067.25                    13875.94
  1992/09/30      14202.09                    13224.45                    13221.45                    14041.06
  1992/10/31      14224.22                    13162.82                    13267.72                    13854.32
  1992/11/30      14534.17                    13329.99                    13720.15                    13857.09
  1992/12/31      14744.49                    13487.52                    13888.91                    14077.42
  1993/01/31      15010.15                    13656.87                    14005.57                    14347.70
  1993/02/28      15150.92                    13847.00                    14196.05                    14598.79
  1993/03/31      15579.83                    13989.68                    14495.59                    14660.10
  1993/04/30      15672.57                    13904.65                    14144.79                    14762.72
  1993/05/31      15939.19                    14053.79                    14523.87                    14781.91
  1993/06/30      16066.70                    14203.33                    14565.99                    15049.47
  1993/07/31      16263.77                    14221.73                    14507.73                    15135.25
  1993/08/31      16739.04                    14571.76                    15057.57                    15400.11
  1993/09/30      16750.64                    14557.48                    14941.63                    15441.70
  1993/10/31      17202.73                    14707.13                    15250.92                    15498.83
  1993/11/30      17179.54                    14594.03                    15106.04                    15367.09
  1993/12/31      17875.07                    14696.31                    15288.82                    15450.07
  1994/01/31      18443.09                    14985.71                    15808.64                    15658.65
  1994/02/28      17857.33                    14699.72                    15380.23                    15386.19
  1994/03/31      17017.99                    14320.11                    14709.65                    15006.15
  1994/04/30      17030.15                    14356.11                    14897.93                    14886.10
  1994/05/31      17176.13                    14452.82                    15142.26                    14884.61
  1994/06/30      16847.69                    14310.02                    14771.27                    14851.86
  1994/07/31      17139.63                    14613.05                    15255.77                    15147.42
  1994/08/31      17541.06                    14864.31                    15881.26                    15165.59
  1994/09/30      17334.15                    14646.64                    15492.17                    14942.66
  1994/10/31      17419.36                    14787.36                    15840.74                    14929.21
  1994/11/30      17163.73                    14571.08                    15263.82                    14896.37
  1994/12/31      16786.37                    14708.25                    15490.18                    14999.15
  1995/01/31      16676.82                    14984.44                    15891.84                    15296.13
  1995/02/28      16946.97                    15360.16                    16511.15                    15660.18
  1995/03/31      17170.77                    15595.91                    16998.39                    15755.71
  1995/04/30      17444.31                    15876.83                    17498.99                    15976.29
  1995/05/31      17668.12                    16403.71                    18198.43                    16594.57
  1995/06/30      17817.32                    16624.93                    18621.18                    16715.71
  1995/07/31      18451.43                    16836.80                    19238.66                    16678.94
  1995/08/31      18675.24                    16948.46                    19286.95                    16880.75
  1995/09/30      18911.47                    17314.75                    20100.85                    17044.50
  1995/10/31      18662.80                    17413.45                    20029.09                    17266.07
  1995/11/30      19147.71                    17842.83                    20908.37                    17525.07
  1995/12/31      19632.62                    18102.59                    21311.07                    17770.42
  1996/01/31      20055.36                    18411.16                    22036.50                    17887.70
  1996/02/29      20001.35                    18343.08                    22240.77                    17576.46
  1996/03/31      20213.99                    18364.54                    22454.95                    17453.42
  1996/04/30      20426.62                    18441.71                    22785.94                    17355.68
  1996/05/31      20586.10                    18636.38                    23373.59                    17320.97
  1996/06/30      20772.16                    18775.74                    23462.64                    17553.07
  1996/07/31      20426.62                    18478.56                    22426.06                    17600.46
  1996/08/31      20466.49                    18636.07                    22899.03                    17570.54
  1996/09/30      21210.73                    19195.30                    24187.79                    17876.27
  1996/10/31      21755.62                    19593.26                    24854.88                    18273.12
  1996/11/30      22832.10                    20338.11                    26733.66                    18585.59
  1996/12/31      22499.85                    20111.10                    26204.07                    18412.75
  1997/01/31      23177.64                    20773.56                    27841.30                    18469.83
  1997/02/28      23377.96                    20883.87                    28059.58                    18516.00
  1997/03/31      22488.67                    20370.86                    26906.61                    18310.47
  1997/04/30      23257.38                    21111.13                    28512.93                    18585.13
  1997/05/31      24372.77                    21845.17                    30248.80                    18761.69
  1997/06/30      25020.90                    22446.35                    31603.95                    18984.95
  1997/07/31      26467.89                    23593.69                    34118.67                    19497.55
  1997/08/31      25744.40                    22863.47                    32207.35                    19331.82
  1997/09/30      26573.40                    23635.45                    33971.34                    19617.93
  1997/10/31      26136.29                    23387.99                    32836.70                    19902.39
  1997/11/30      26739.20                    23982.39                    34356.71                    19993.94
  1997/12/31      27146.17                    24295.48                    34946.61                    20195.88
  1998/01/31      27236.61                    24565.89                    35333.12                    20454.39
  1998/02/28      28462.90                    25452.97                    37881.35                    20438.02
  1998/03/31      29288.41                    26151.27                    39821.25                    20507.51
  1998/04/30      29254.02                    26348.97                    40221.85                    20614.15
  1998/05/31      29099.24                    26234.49                    39530.44                    20809.99
  1998/06/30      29666.77                    26867.79                    41136.17                    20986.87
  1998/07/31      29477.59                    26759.11                    40698.07                    21030.94
  1998/08/31      26794.69                    25011.47                    34813.94                    21373.75
  1998/09/30      27688.99                    26059.95                    37044.12                    21873.89
  1998/10/31      28892.86                    27074.72                    40057.29                    21757.96
  1998/11/30      29993.54                    27966.16                    42485.16                    21881.98
  1998/12/31      31231.80                    28816.33                    44933.16                    21947.63
IMATRL PRASUN   SHR__CHT 19981231 19990126 145630 R00000000000114

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By December 31, 1998, the value of the investment would have grown to $31,232 - a 212.32% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index, would have grown to $44,933 over the same period - a 349.33% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,948 - a 119.48% increase.

You can also look at how the Fidelity Asset Allocation Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (349.33%), Lehman Brothers Aggregate Bond Index (119.48%), and the Lehman Brothers 3-month T-Bill Total Rate of Return Index (61.40%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $28,816 - a 188.16% increase.

* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                           % OF FUND'S INVESTMENTS

Wal-Mart Stores, Inc.       2.3

AT&T Corp.                  2.2

General Electric Co.        1.5

Fannie Mae                  1.4

Lucent Technologies, Inc.   1.4

TOP FIVE BOND ISSUERS AS OF DECEMBER 31, 1998

(WITH MATURITIES MORE THAN    % OF FUND'S INVESTMENTS
ONE YEAR)

Fannie Mae                     5.4

U.S. Treasury Bond             2.4

Government National Mortgage   1.3
Association

U.S. Treasury Notes            1.0

Federal Home Loan Bank         0.4

ASSET ALLOCATION AS OF DECEMBER 31, 1998*

Row: 1, Col: 1, Value: 12.4
Row: 1, Col: 2, Value: 30.9
Row: 1, Col: 3, Value: 56.7

Stock class         58.2%
Bond class          30.8%
Short-term class    11.0%
*FOREIGN INVESTMENTS 3.7%

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


(PHOTOGRAPH OF RICHARD HABERMANN)

An interview with Richard Habermann, Portfolio Manager of Asset
Manager Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, DICK?

A. For the year that ended December 31, 1998, the fund lagged the 18.61% return of the Fidelity Asset Allocation Composite Index - which combines the performance of three indexes - for the same period.

Q. WHY DID THE FUND LAG ITS BENCHMARK INDEX?

A. While the fund's stocks generally performed well, they underperformed the Standard & Poor's 500 Index, the equity index that is included in the fund's benchmark. Specifically, the fund was underweighted relative to the S&P in the narrow group of stocks that drove the performance of the S&P 500. Instead, the fund's equity specialist, Steven Snider, focused on stocks with lower valuations and market capitalizations. In addition, the fund was hurt by its investments in high-yield bonds. These securities are not included in the composite index - the bond component is represented by the Lehman Brothers Aggregate Bond Index , which comprises only investment-grade securities - but have been a key component to our strategy and have helped the fund's performance during the past few years. Unfortunately, this asset class suffered from the significant flight to quality in the third quarter of 1998.

Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND'S ASSET ALLOCATION?

A. The fund started the year overweighted in stocks, and, on average, maintained that overweighted position throughout the year. However, I pursued more cautious tactics in the summer, when both the stock and bond markets experienced a great deal of turmoil. At that time, I reduced the fund's equity allocation and increased its stake in investment-grade bonds. When the markets started to settle down at the tail end of the third quarter, I ramped up the fund's equity investments again, taking profits on investment-grade issues that had performed well. I also added to the fund's investments in high-yield bonds. Prices in that sector reflected worst-case scenarios that we felt were unrealistic given the underlying strength of the U.S. economy.

Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT PERFORMANCE?

A. Overall, it had a positive effect. Stocks performed best among the asset classes, and, as I mentioned, the fund on average maintained an overweighted position in equities relative to its neutral mix, which calls for 50% to be invested in stocks. Concurrently, the fund also benefited from maintaining underweighted positions in bonds and short-term/money market instruments, which make up 40% and 10% of its neutral mix, respectively.

Q. HOW DID THE FIXED-INCOME AND SHORT-TERM PORTIONS OF THE FUND
PERFORM?

A. The investment-grade portion of the fund - which Charlie Morrison helps me manage - slightly underperformed the Lehman Brothers Aggregate Bond Index. The story there was a flight to quality. Investors from around the globe flocked to U.S. Treasury securities because they are perceived to be the safest haven from economic and financial turmoil. All other sectors of the investment-grade market posted much poorer relative performance. The fund was hurt by being underweighted in Treasuries relative to the index. Still, the fund did benefit from strong security selection in its non-Treasury investments. Unfortunately, the fund's high-yield investments hurt its relative performance. Nevertheless, the securities chosen by Fred Hoff
- who helps me manage the high-yield portion of the fund - performed better than the high-yield market as a whole. John Todd, who helps look after the fund's short-term investments, obtained a return advantage relative to the short-term component of the composite index by emphasizing shorter-term, high-quality issues.

Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD? WHICH DISAPPOINTED?

A. On the plus side, Lucent Technologies increased its market share and consistently beat earnings expectations. AT&T did the same, amid a successful cost-cutting campaign. Wal-Mart and Home Depot maintained their market dominance through, among other factors, excellent distribution systems. On the negative side, Allstate had difficulty rebounding from share price drops from August through October, when companies in the financial sector generally suffered. And RJR Nabisco was hurt because it was the dominant player in the tobacco industry in Russia.

Q. WHAT'S YOUR OUTLOOK?

A. We continue to see the same trends that have characterized the past few years: low inflation, a positive interest-rate environment and decelerating corporate earnings. Further, it appears economic growth will continue in early 1999, but stands a chance to moderate as the year progresses. We'll probably see modest earnings growth, amid a backdrop of continued investor interest in the markets. I believe the U.S. will continue to be an appealing market relative to other global alternatives.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark)FUND FACTS

GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world

START DATE: September 6, 1989

SIZE: as of December 31, 1998,
more than $4.9 billion

MANAGER: Richard Habermann, since 1996,
joined Fidelity in 1968

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

INVESTMENTS DECEMBER 31, 1998
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 55.5%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.0%

AEROSPACE & DEFENSE - 1.6%

AlliedSignal, Inc.                503,700                    $ 22,320,206

Cordant Technologies, Inc.        142,800                     5,355,000

Goodrich (B.F.) Co.               70,000                      2,511,250

Sundstrand Corp.                  184,600                     9,576,125

United Technologies Corp.         351,700                     38,247,375

                                                              78,009,956

DEFENSE ELECTRONICS - 0.4%

Litton Industries, Inc. (a)       108,100                     7,053,525

Northrop Grumman Corp.            197,400                     14,434,875

                                                              21,488,400

SHIP BUILDING & REPAIR - 0.0%

Avondale Industries, Inc.         20,500                      594,500

TOTAL AEROSPACE & DEFENSE                                     100,092,856

BASIC INDUSTRIES - 0.8%

CHEMICALS & PLASTICS - 0.4%

Engelhard Corp.                   125,900                     2,455,051

FMC Corp. (a)                     146,400                     8,198,400

Millennium Chemicals, Inc.        269,600                     5,358,300

Solutia, Inc.                     126,300                     2,825,963

                                                              18,837,714

IRON & STEEL - 0.1%

USX-U.S. Steel Group              100,000                     2,300,000

PACKAGING & CONTAINERS - 0.2%

Owens-Illinois, Inc. (a)          376,000                     11,515,000

PAPER & FOREST PRODUCTS - 0.1%

Louisiana-Pacific Corp.           285,000                     5,219,063

TOTAL BASIC INDUSTRIES                                        37,871,777

CONSTRUCTION & REAL ESTATE -
1.0%

BUILDING MATERIALS - 0.3%

Fortune Brands, Inc.              160,000                     5,060,000

USG Corp.                         90,000                      4,584,375

Vulcan Materials Co.              25,700                      3,381,156

                                                              13,025,531

CONSTRUCTION - 0.6%

Centex Corp.                      151,400                     6,822,463

D.R. Horton, Inc.                 189,224                     4,352,152

Fleetwood Enterprises, Inc.       351,981                     12,231,340

Kaufman & Broad Home Corp.        260,500                     7,489,375

                                                              30,895,330

ENGINEERING - 0.1%

Fluor Corp.                       175,000                     7,448,438

TOTAL CONSTRUCTION & REAL                                     51,369,299
ESTATE



                                 SHARES                      VALUE (NOTE 1)

DURABLES - 2.6%

AUTOS, TIRES, & ACCESSORIES -
2.1%

Dana Corp.                        80,300                     $ 3,282,263

Ford Motor Co.                    981,600                     57,607,650

General Motors Corp.              646,790                     46,285,909

                                                              107,175,822

CONSUMER ELECTRONICS - 0.3%

Maytag Corp.                      225,000                     14,006,250

HOME FURNISHINGS - 0.2%

Ethan Allen Interiors, Inc.       94,900                      3,890,900

Furniture Brands                  153,400                     4,180,150
International, Inc. (a)

                                                              8,071,050

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp.       8,445                       211,125
Class B

TOTAL DURABLES                                                129,464,247

ENERGY - 2.1%

ENERGY SERVICES - 0.1%

McDermott International, Inc.     267,000                     6,591,563

OIL & GAS - 2.0%

British Petroleum PLC ADR         3,021                       286,995

Coastal Corp. (The)               377,800                     13,199,388

Exxon Corp.                       841,900                     61,563,938

Royal Dutch Petroleum Co.         119,200                     5,706,698
(Hague Registry)

Sunoco, Inc.                      175,000                     6,310,938

Tosco Corp.                       363,800                     9,413,325

                                                              96,481,282

TOTAL ENERGY                                                  103,072,845

FINANCE - 8.7%

BANKS - 2.0%

BankBoston Corp.                  361,200                     14,064,225

Chase Manhattan Corp.             674,800                     45,928,575

Comerica, Inc.                    71,400                      4,868,588

Commerce Bancshares, Inc.         1,927                       81,898

Firstar Corp.                     70,000                      6,527,500

National City Corp.               159,003                     11,527,718

SunTrust Banks, Inc.              236,500                     18,092,250

                                                              101,090,754

CREDIT & OTHER FINANCE - 0.6%

Equitable Companies (The),        202,000                     11,690,750
Inc.

Fleet Financial Group, Inc.       196,500                     8,781,094

Providian Financial Corp.         85,950                      6,446,250

                                                              26,918,094

FEDERAL SPONSORED CREDIT - 2.3%

Fannie Mae                        947,390                     70,106,860

Freddie Mac                       509,800                     32,850,238

SLM Holding Corp.                 239,000                     11,472,000

                                                              114,429,098

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 3.3%

Allmerica Financial Corp.         87,300                     $ 5,052,488

Allstate Corp.                    1,120,400                   43,275,450

CIGNA Corp.                       637,600                     49,294,450

Conseco, Inc.                     798,900                     24,416,381

Financial Security  Assurance     37,300                      2,023,525
Holdings Ltd.

ING Groep NV sponsored ADR        4,145                       257,767

Lincoln National Corp.            73,800                      6,037,763

MGIC Investment Corp.             127,400                     5,072,113

Old Republic International        183,150                     4,120,875
Corp.

Orion Capital Corp.               40,800                      1,624,350

SunAmerica, Inc.                  252,100                     20,451,613

                                                              161,626,775

SECURITIES INDUSTRY - 0.5%

Crestline Capital Corp. (a)       54,590                      798,379

Lehman Brothers Holdings,         534,500                     23,551,406
Inc.

                                                              24,349,785

TOTAL FINANCE                                                 428,414,506

HEALTH - 6.1%

DRUGS & PHARMACEUTICALS - 4.0%

Amgen, Inc. (a)                   143,200                     14,973,350

Lilly (Eli) & Co.                 223,200                     19,836,900

Mylan Laboratories, Inc.          260,000                     8,190,000

Pfizer, Inc.                      532,200                     66,757,838

Schering-Plough Corp.             995,400                     54,995,850

Warner-Lambert Co.                464,000                     34,887,000

                                                              199,640,938

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Allegiance Corp.                  26,360                      1,229,035

Guidant Corp.                     587,400                     64,760,850

                                                              65,989,885

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Integrated Health Services,       168,500                     2,380,063
Inc.

Lincare Holdings, Inc. (a)        200,000                     8,112,500

PacifiCare Health Systems,        169,200                     13,451,400
Inc.  Class B (a)

Wellpoint Health Networks,        150,000                     13,050,000
Inc. (a)

                                                              36,993,963

TOTAL HEALTH                                                  302,624,786

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.8%

ELECTRICAL EQUIPMENT - 2.0%

General Electric Co.              732,700                     74,781,194

General Instrument Corp. (a)      188,900                     6,410,794

Honeywell, Inc.                   240,000                     18,075,000

                                                              99,266,988



                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

Caterpillar, Inc.                 528,000                    $ 24,288,000

Coltec Industries, Inc. (a)       259,400                     5,058,300

Ingersoll-Rand Co.                463,200                     21,741,450

Mark IV Industries, Inc.          173,100                     2,250,300

Tyco International Ltd.           353,100                     26,636,981

                                                              79,975,031

POLLUTION CONTROL - 0.2%

Waste Management, Inc.            231,700                     10,803,013

TOTAL INDUSTRIAL MACHINERY &                                  190,045,032
EQUIPMENT

MEDIA & LEISURE - 1.5%

BROADCASTING - 0.0%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        2,920                       23,360
 .47) (a)

warrants 1/15/07 (CV ratio        860                         9,030
 .6) (a)

Nielsen Media Research, Inc.      28,066                      505,188
(a)

NTL, Inc. warrants 12/31/08       3,742                       56,130
(a)

                                                              593,708

ENTERTAINMENT - 0.3%

Alliance Gaming Corp. (a)(k)      3,030                       5,000

Carnival Corp.                    168,500                     8,088,000

Tele-Communications, Inc.         260,712                     6,143,026
(TCI Ventures Group) Series
A (a)

                                                              14,236,026

LEISURE DURABLES & TOYS - 0.1%

Harley-Davidson, Inc.             84,200                      3,988,975

LODGING & GAMING - 0.3%

Aladdin Gaming Enterprises,       23,800                      238
Inc. warrants 3/1/10 (a)(f)

Fitzgeralds South, Inc.           420                         0
warrants 3/15/99 (a)(f)

Host Marriott Corp.               545,900                     7,540,244

International Game Technology     251,900                     6,124,319
Corp.

                                                              13,664,801

PUBLISHING - 0.8%

Gannet, Inc.                      324,500                     21,477,844

Knight-Ridder, Inc.               128,700                     6,579,788

New York Times Co. (The)          219,200                     7,603,500
Class A

World Color Press, Inc. (a)       68,100                      2,072,794

                                                              37,733,926

RESTAURANTS - 0.0%

Brinker International, Inc.       93,800                      2,708,475
(a)

TOTAL MEDIA & LEISURE                                         72,925,911

NONDURABLES - 3.5%

BEVERAGES - 0.4%

Anheuser-Busch Companies,         75,800                      4,974,375
Inc.

Canandaigua Brands, Inc.          51,600                      2,983,125
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Coors (Adolph) Co. Class B        106,800                    $ 6,027,525

PepsiCo, Inc.                     159,400                     6,525,438

                                                              20,510,463

FOODS - 1.0%

Flowers Industries, Inc.          170,300                     4,076,556

Heinz (H.J.) Co.                  600,000                     33,975,000

Quaker Oats Co.                   202,400                     12,042,800

                                                              50,094,356

HOUSEHOLD PRODUCTS - 0.6%

Avon Products, Inc.               131,300                     5,810,025

Clorox Co.                        115,000                     13,433,438

Nu Skin Enterprises, Inc.         61,300                      1,448,213
Class A (a)

Premark International, Inc.       34,500                      1,194,563

Procter & Gamble Co.              84,100                      7,679,381

                                                              29,565,620

TOBACCO - 1.5%

Philip Morris Companies, Inc.     1,139,500                   60,963,250

RJR Nabisco Holdings Corp.        353,930                     10,507,297

Universal Corp.                   68,900                      2,420,113

                                                              73,890,660

TOTAL NONDURABLES                                             174,061,099

RETAIL & WHOLESALE - 6.2%

APPAREL STORES - 0.6%

Gap, Inc.                         172,350                     9,694,688

TJX Companies, Inc.               747,700                     21,683,300

                                                              31,377,988

GENERAL MERCHANDISE STORES -
2.8%

Dayton Hudson Corp.               147,500                     8,001,875

Federated Department Stores,      311,300                     13,561,006
Inc. (a)

Wal-Mart Stores, Inc.             1,402,400                   114,207,919

                                                              135,770,800

GROCERY STORES - 0.6%

Safeway, Inc. (a)                 458,000                     27,909,375

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.2%

Best Buy Co., Inc. (a)            248,300                     15,239,413

Home Depot, Inc.                  749,700                     45,872,269

Lowe's Companies, Inc.            358,600                     18,355,838

Office Depot, Inc. (a)            127,400                     4,705,838

Pier 1 Imports, Inc.              537,600                     5,208,000

Tandy Corp.                       504,600                     20,783,213

                                                              110,164,571

TOTAL RETAIL & WHOLESALE                                      305,222,734

SERVICES - 0.2%

PRINTING - 0.2%

Donnelley (R.R.) & Sons Co.       24,800                      1,086,550



                                 SHARES                      VALUE (NOTE 1)

United Stationers, Inc. (a)       112,000                    $ 2,912,000

Valassis Communications, Inc.     149,600                     7,723,100
(a)

                                                              11,721,650

TECHNOLOGY - 7.3%

COMMUNICATIONS EQUIPMENT - 1.7%

Globalstar Telecommunications     1,410                       84,600
Ltd. warrants 2/15/04 (a)(f)

Lucent Technologies, Inc.         637,000                     70,070,000

Tellabs, Inc. (a)                 191,300                     13,116,006

                                                              83,270,606

COMPUTER SERVICES & SOFTWARE
- 2.8%

BMC Software, Inc.                336,700                     15,004,194

Computer Sciences Corp.           147,400                     9,498,088

HBO & Co.                         733,800                     21,050,888

Microsoft Corp. (a)               195,000                     27,044,063

NCR Corp. (a)                     16,600                      693,050

Oracle Corp. (a)                  1,559,900                   67,270,688

                                                              140,560,971

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

International Business            105,100                     19,417,225
Machines Corp.

Lexmark International Group,      287,300                     28,873,650
Inc. (a)

Sun Microsystems, Inc. (a)        400,100                     34,258,563

Unisys Corp. (a)                  397,400                     13,685,463

Xerox Corp.                       78,800                      9,298,400

                                                              105,533,301

ELECTRONICS - 0.4%

Intel Corp.                       139,400                     16,527,613

Storage Technology Corp. (a)      84,200                      2,994,363

                                                              19,521,976

PHOTOGRAPHIC EQUIPMENT - 0.3%

Eastman Kodak Co.                 202,200                     14,558,400

TOTAL TECHNOLOGY                                              363,445,254

TRANSPORTATION - 2.1%

AIR TRANSPORTATION - 1.6%

AMR Corp. (a)                     647,600                     38,451,250

Comair Holdings, Inc.             195,100                     6,584,625

Southwest Airlines Co.            1,194,150                   26,793,741

US Airways Group, Inc. (a)        84,500                      4,394,000

Viad Corp.                        131,300                     3,988,238

                                                              80,211,854

RAILROADS - 0.3%

Burlington Northern Santa Fe      300,000                     10,125,000
Corp.

Trinity Industries, Inc.          87,600                      3,372,600

                                                              13,497,600

TRUCKING & FREIGHT - 0.2%

Airborne Freight Corp.            335,400                     12,095,363

TOTAL TRANSPORTATION                                          105,804,817

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - 7.6%

CELLULAR - 0.0%

McCaw International Ltd.          8,150                      $ 40,750
warrants 4/15/07 (a)(f)

ELECTRIC UTILITY - 2.2%

Baltimore Gas & Electric Co.      219,500                     6,777,063

Central & South West Corp.        200,000                     5,487,500

Dominion Resources, Inc.          120,000                     5,610,000

DTE Energy Co.                    210,000                     9,003,750

Edison International              270,500                     7,540,188

Energy East Corp.                 332,400                     18,780,600

Entergy Corp.                     377,900                     11,762,138

FPL Group, Inc.                   148,100                     9,126,663

GPU, Inc.                         212,300                     9,381,006

Houston Industries, Inc.          377,800                     12,136,825

Pinnacle West Capital Corp.       168,000                     7,119,000

Public Service Enterprise         170,100                     6,804,000
Group, Inc.

                                                              109,528,733

GAS - 0.1%

KeySpan Energy                    143,176                     4,438,456

TELEPHONE SERVICES - 5.3%

Ameritech Corp.                   671,900                     42,581,663

AT&T Corp.                        1,480,200                   111,385,050

BellSouth Corp.                   899,600                     44,867,550

Pathnet, Inc. warrants            5,170                       51,700
4/15/08 (a)(f)

SBC Communications, Inc.          460,000                     24,667,500

U.S. WEST, Inc.                   590,800                     38,180,450

                                                              261,733,913

TOTAL UTILITIES                                               375,741,852

TOTAL COMMON STOCKS                                           2,751,878,665
(Cost $2,050,450,469)

NONCONVERTIBLE PREFERRED
STOCKS - 1.2%



CONSTRUCTION & REAL ESTATE -
0.2%

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

California Federal Preferred      231,349                     5,812,644
Capital Corp. $2.28

Crown America Realty Trust        12,358                      603,997
Series A, $5.50

Walden Residential                49,000                      1,065,750
Properties, Inc. $2.30

                                                              7,482,391

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.0%

Fresenius Medical Care            1,053                       1,056,060
Capital Trust II 7.875%



                                 SHARES                      VALUE (NOTE 1)

INSURANCE - 0.1%

American Annuity Group            1,490                      $ 1,460,200
Capital Trust II 8.875%

SIG Capital Trust I 9.5%          2,174                       1,885,310

                                                              3,345,510

TOTAL FINANCE                                                 4,401,570

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.4%

Adelphia Communications Corp.     11,243                      1,309,810
$13.00

CSC Holdings, Inc. 11.125%        90,476                      10,088,074
pay-in-kind

Echostar Communications Corp.     2,189                       2,531,031
12.125% pay-in-kind

Granite Broadcasting Corp.        2,337                       2,103,300
12.75% pay-in-kind

SFX Broadcasting, Inc.            14,334                      1,763,082
12.625% pay-in-kind

Sinclair Capital 11.625%          28,380                      3,022,470

                                                              20,817,767

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

$9.20                             30,214                      2,930,758

Series D, $10.00                  31,050                      3,205,913

                                                              6,136,671

TOTAL MEDIA & LEISURE                                         26,954,438

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings     20,000                      420,000
Corp. $3.52 pay-in-kind (a)

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications,        2,163                       2,179,223
Inc. 13.5% pay-in-kind (a)

UTILITIES - 0.3%

CELLULAR - 0.2%

Nextel Communications, Inc.       10,951                      9,855,900
11.125% pay-in-kind (a)

TELEPHONE SERVICES - 0.1%

Hyperion Telecommunication,       2,262                       1,798,290
Inc. 12.875% pay-in-kind

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

IXC Communications, Inc.          1,665                      $ 1,681,650
12.5% pay-in-kind

NEXTLINK Communications, Inc.     62,609                      3,255,668
14% pay-in-kind

                                                              6,735,608

TOTAL UTILITIES                                               16,591,508

TOTAL NONCONVERTIBLE                          58,029,130
PREFERRED STOCKS
(Cost $58,881,004)


CORPORATE BONDS - 16.5%

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.1%

HEALTH - 0.1%

DRUGS & PHARMACEUTICALS - 0.0%

Integrated Process Equipment      B-        $ 1,370,000                      991,538
Corp. 6.25% 9/15/04 (f)

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Tenet Healthcare Corp. 6%         B1         2,720,000                       2,339,200
12/1/05

TOTAL HEALTH                                                                 3,330,738

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         2,210,000                       2,055,300
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.0%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Sports Authority, Inc. 5.25%      B2         1,490,000                       997,369
9/15/01

TOTAL CONVERTIBLE BONDS                                                      6,383,407

NONCONVERTIBLE BONDS - 16.4%

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 5.95% 3/15/01        Baa1       4,500,000                       4,539,510

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         3,830,000                       4,050,225
Inc. 9.25% 12/1/06

TOTAL AEROSPACE & DEFENSE                                                    8,589,735



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE  (NOTE 1)

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.0%

Huntsman Corp. 9.5% 7/1/07 (f)    B2        $ 2,100,000                     $ 2,094,750

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc.:

7.15% 5/15/05                     Ba1        8,430,000                       8,471,543

7.8% 5/15/18                      Ba1        4,350,000                       4,388,389

                                                                             12,859,932

TOTAL BASIC INDUSTRIES                                                       14,954,682

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.0%

American Standard Cos., Inc.      Ba3        1,810,000                       1,828,100
7.375% 4/15/05

CONSTRUCTION - 0.0%

U.S. Home Corp. 8.88% 8/15/07     B1         600,000                         612,000

REAL ESTATE - 0.1%

LNR Property Corp. 9.375%         B1         2,680,000                       2,572,800
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

CenterPoint Properties Trust      Baa2       1,590,000                       1,510,277
6.75% 4/1/05

EOP Operating LP:

6.375% 2/15/03                    Baa1       3,600,000                       3,554,064

6.75% 2/15/08                     Baa1       1,590,000                       1,563,447

Weeks Realty LP 6.875% 3/15/05    Baa2       2,950,000                       2,733,175

                                                                             9,360,963

TOTAL CONSTRUCTION & REAL                                                    14,373,863
ESTATE

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Blue Bird Body Co. 10.75%         B2         1,375,000                       1,416,250
11/15/06

Federal-Mogul Corp. 7.875%        Ba2        5,220,000                       5,340,582
7/1/10

Oshkosh Truck Co.  8.75%          B3         2,010,000                       2,010,000
3/1/08

                                                                             8,766,832

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co.     B3         1,830,000                       1,281,000
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3         1,280,000                       1,257,600
6/15/07

TEXTILES & APPAREL - 0.3%

Levi Strauss & Co. 7% 11/1/06     Baa3       7,700,000                       7,057,050
(f)

Unifi, Inc. 6.5% 2/1/08           A3         2,940,000                       2,912,070

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE  (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

WestPoint Stevens, Inc.:

7.875% 6/15/05                    Ba3       $ 740,000                       $ 750,175

7.875% 6/15/08                    Ba3        1,280,000                       1,296,000

Worldtex, Inc. 9.625% 12/15/07    B1         2,610,000                       2,270,700

                                                                             14,285,995

TOTAL DURABLES                                                               25,591,427

ENERGY - 0.4%

COAL - 0.0%

P&L Coal Holdings Corp.           B2         2,640,000                       2,686,200
9.625% 5/15/08

ENERGY SERVICES - 0.0%

R&B Falcon Corp. 9.5%             Ba1        1,040,000                       1,040,000
12/15/08 (f)

OIL & GAS - 0.4%

Chesapeake Energy Corp.           B3         1,950,000                       1,462,500
9.625% 5/1/05

Gulf Canada Resources Ltd.        Ba1        2,250,000                       2,216,250
8.375% 11/15/05

Occidental Petroleum Corp.:

6.39% 11/9/00                     Baa3       1,000,000                       1,010,450

10.94% 5/17/00                    Baa3       2,700,000                       2,888,865

Oryx Energy Co.:

8% 10/15/03                       Ba1        1,670,000                       1,755,855

8.125% 10/15/05                   Ba1        665,000                         712,681

8.375% 7/15/04                    Ba1        1,770,000                       1,892,289

Petro-Canada, Inc. 7% 11/15/28    A3         2,940,000                       2,899,193

Petroleum Geo-Services ASA        Baa3       4,260,000                       3,980,501
7.125% 3/30/28

                                                                             18,818,584

TOTAL ENERGY                                                                 22,544,784

FINANCE - 4.2%

BANKS - 1.3%

BankBoston Companies 6.625%       A3         1,700,000                       1,735,870
2/1/04

BankBoston NA 6.375% 3/25/08      A2         1,400,000                       1,404,508

BanPonce Corp. 6.665% 3/5/01      A3         4,450,000                       4,488,893

BanPonce Financial Corp.          A3         2,000,000                       2,050,300
7.72% 4/13/00

Barclays Bank PLC yankee          A1         9,250,000                       9,312,900
5.95% 7/15/01

Capital One Bank:

6.375% 2/15/03                    Baa3       3,570,000                       3,557,219

6.42% 11/12/99                    Baa3       4,900,000                       4,887,456

8.125% 3/1/00                     Baa3       5,500,000                       5,579,915



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE  (NOTE 1)

Capital One Financial Corp.       Ba1       $ 4,320,000                     $ 4,282,934
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         8,340,000                       8,367,939
6/15/08 (f)(i)

Fleet/Norstar Financial           A3         2,400,000                       2,642,136
Group, Inc. 9.9% 6/15/01

Huntington National Bank          A1         2,560,000                       2,571,827
5.875% 1/15/01

NB Capital Trust IV 8.25%         Aa2        2,650,000                       3,004,093
4/15/27

Provident Bank 6.125% 12/15/00    A3         1,740,000                       1,752,406

Providian National Bank 6.7%      Baa3       3,060,000                       3,094,792
3/15/03

Signet Banking Corp. 9.625%       A2         790,000                         803,090
6/1/99

Summit Bancorp 8.625% 12/10/02    BBB+       1,730,000                       1,916,408

Union Planters National Bank      A3         3,500,000                       3,571,750
6.81% 8/20/01

                                                                             65,024,436

CREDIT & OTHER FINANCE - 2.3%

Ahmanson Capital Trust I          A3         4,250,000                       4,759,958
8.36% 12/1/26 (f)

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       5,200,000                       5,129,228

7.5% 11/15/00                     Baa3       5,450,000                       5,516,708

BankAmerica Capital II Series     Aa2        2,980,000                       3,287,387
2, 8% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         6,450,000                       6,917,754

Countrywide Funding Corp.         A3         3,950,000                       4,016,044
6.45% 2/27/03

ERP Operating LP 6.55%            A3         1,500,000                       1,501,515
11/15/01

Farmers Insurance Exchange        A2         2,740,000                       2,742,356
Capital 7.05% 7/15/28 (f)

Finova Capital Corp.:

6.12% 5/28/02                     Baa1       2,000,000                       1,999,700

6.44% 11/6/01                     Baa1       5,500,000                       5,549,060

First Security Capital I          A3         1,690,000                       1,864,357
8.41% 12/15/26

Ford Motor Credit Co.:

global 7% 9/25/01                 A1         12,500,000                      13,006,500

5.73% 2/23/00                     A1         3,250,000                       3,267,420

General Electric Capital          Aaa        7,000,000                       7,026,740
Corp. 6.94% 4/13/09 (e)

GS Escrow Corp.:

7% 8/1/03                         Ba1        2,140,000                       2,097,029

7.125% 8/1/05                     Ba1        7,600,000                       7,460,464

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Heller Financial, Inc.:

6.25% 3/1/01                      A3        $ 4,940,000                     $ 4,992,957

7.875% 11/1/99                    A3         5,050,000                       5,138,981

KeyCorp Institutional Capital     A1         3,600,000                       3,942,288
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        1,620,000                       1,328,400

7.6% 8/1/07                       Ba1        4,080,000                       2,937,600

7.875% 8/1/03                     Ba1        70,000                          56,000

Mellon Capital I 7.72% 12/1/26    A2         2,000,000                       2,164,420

Money Store, Inc. 7.3% 12/1/02    A2         2,550,000                       2,680,688

Nordstrom Credit, Inc. 7.25%      A2         3,500,000                       3,685,640
4/30/02

PNC Funding Corp. 6.875%          A3         2,020,000                       2,107,749
3/1/03

Premier Auto Trust 5.45%                     2,270,613                       2,273,451
6/8/99

U.S. Bancorp 8.09% 11/15/26       A1         2,980,000                       3,268,911

UNICCO Service Co./UNICCO         B3         2,390,000                       2,306,350
Finance Corp. 9.875% 10/15/07

                                                                             113,025,655

SAVINGS & LOANS - 0.3%

Chevy Chase Savings Bank FSB      B1         1,560,000                       1,560,000
9.25% 12/1/08

Great Western Finance Trust       A3         3,780,000                       4,264,218
II 8.206% 2/1/27

Great Western Financial Corp.     A3         2,000,000                       2,157,800
8.6% 2/1/02

Home Savings of America FSB       A3         2,830,000                       2,878,421
6.5% 8/15/04

Long Island Savings  Bank FSB:

6.2% 4/2/01                       Baa3       3,770,000                       3,761,857

7% 6/13/02                        Baa3       3,400,000                       3,468,476

                                                                             18,090,772

SECURITIES INDUSTRY - 0.3%

Amvescap PLC:

yankee 6.375% 5/15/03             A3         2,200,000                       2,236,652

yankee 6.6% 5/15/05               A3         1,650,000                       1,690,458



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Morgan Stanley, Dean Witter,      -         $ 10,500,000                    $ 10,500,000
Discover & Co. 4.8% 1/15/99
(i)

                                                                             14,427,110

TOTAL FINANCE                                                                210,567,973

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Graham-Field Health Products,     Caa1       2,410,000                       1,590,600
Inc. 9.75% 8/15/07

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       2,330,000                       2,027,100
4/15/08

Tenet Healthcare Corp.:

8.125% 12/1/08 (f)                Ba3        1,300,000                       1,332,500

8.625% 1/15/07                    Ba3        4,320,000                       4,514,400

                                                                             7,874,000

TOTAL HEALTH                                                                 9,464,600

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

ELECTRICAL EQUIPMENT - 0.0%

Motors & Gears, Inc. 10.75%       B3         430,000                         440,750
11/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Bucyrus International, Inc.       B1         3,430,000                       2,864,050
9.75% 9/15/07

Roller Bearing Holding, Inc.      -          3,550,000                       1,775,000
0% 6/15/09 (d)(f)

Thermadyne Manufacturing LLC      B3         830,000                         755,300
9.875% 6/1/08

Tyco International Group SA
yankee:

6.125% 6/15/01                    Baa1       6,860,000                       6,926,062

6.375% 6/15/05                    Baa1       2,665,000                       2,716,648

                                                                             15,037,060

POLLUTION CONTROL - 0.2%

Allied Waste North America,       Ba2        870,000                         880,875
Inc. 7.625% 1/1/06 (f)

Envirosource, Inc. 9.75%          B3         870,000                         787,350
6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Baa3       2,100,000                       2,115,981

7.1% 8/1/26                       Baa3       4,610,000                       4,907,806

8.25% 11/15/99                    Baa3       1,320,000                       1,347,298

                                                                             10,039,310

TOTAL INDUSTRIAL MACHINERY &                                                 25,517,120
EQUIPMENT

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - 4.6%

BROADCASTING - 3.0%

ACME Television LLC/ACME          B3        $ 1,740,000                     $ 1,387,650
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

9.5% 2/15/04 pay-in-kind          B2         6,111,175                       6,248,004

9.875% 3/1/07                     B2         4,280,000                       4,729,400

Ascent Entertainment Group,       B3         1,990,000                       1,194,000
Inc. 0% 12/15/04 (d)

Avalon Cable Michigan,            B3         1,680,000                       1,713,600
Inc./Avalon Cable New
England/Avalon Cable
Finance, Inc. 9.375% 12/1/08
(f)

Century  Communications Corp.:

0% 1/15/08                        Ba3        10,760,000                      5,487,600

8.75% 10/1/07                     Ba3        1,170,000                       1,287,000

Chancellor Media Corp. 9%         B1         3,565,000                       3,752,163
10/1/08 (f)

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       3,450,000                       3,353,745

7.25% 10/15/27                    Baa3       1,950,000                       1,951,560

Comcast UK Cable Partners         B2         3,360,000                       2,839,200
Ltd. 0% 11/15/07 (d)

Continental  Cablevision, Inc.:

8.3% 5/15/06                      Baa3       2,145,000                       2,380,113

8.625% 8/15/03                    Baa3       2,790,000                       3,058,342

CSC Holdings, Inc.:

7.875% 12/15/07                   Ba2        400,000                         421,040

9.25% 11/1/05                     B1         1,370,000                       1,465,900

9.875% 5/15/06                    B1         1,600,000                       1,752,000

10.5% 5/15/16                     B1         1,850,000                       2,173,750

Diamond Cable Communications      B3         1,480,000                       1,221,000
PLC yankee 0% 12/15/05 (d)

EchoStar Communications Corp.     B2         890,000                         910,025
0% 6/1/04 (d)

Echostar Satellite                B3         1,030,000                       1,030,000
Broadcasting Corp. 0%
3/15/04 (d)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (d)                    B2         8,060,000                       5,420,350

8.375% 4/15/10                    B2         1,790,000                       1,807,900

FrontierVision Holdings           Caa1       3,520,000                       2,895,200
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

FrontierVision Operating          B3        $ 4,740,000                     $ 5,267,325
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky Systems, Inc.          B3         1,200,000                       1,248,000
12.375% 8/1/06 (f)

Granite Broadcasting Corp.:

8.875% 5/15/08                    B3         2,375,000                       2,262,188

9.375% 12/1/05                    B3         2,955,000                       2,895,900

10.375% 5/15/05                   B3         860,000                         868,600

Hearst-Argyle Television,         Baa3       2,590,000                       2,702,328
Inc. 7.5% 11/15/27

Intermedia Capital Partners       B2         1,362,000                       1,532,250
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

International Cabletel, Inc.      B3         1,850,000                       1,498,500
0% 2/1/06 (d)

Iridium Operating LLC/Iridium     B3         4,220,000                       3,629,200
Capital Corp. 11.25% 7/15/05

Lenfest Communications, Inc.      B2         880,000                         906,400
8.25% 2/15/08

NTL, Inc.:

0% 4/1/08 (d)                     B3         8,075,000                       4,986,313

10% 2/15/07                       B3         2,310,000                       2,379,300

11.5% 10/1/08 (f)                 B3         3,640,000                       3,913,000

Olympus Communications            B1         1,160,000                       1,276,000
LP/Olympus Capital Corp.
10.625% 11/15/06

Orion Network Systems, Inc.       B2         1,630,000                       1,010,600
0% 1/15/07 (d)

Pegasus Communications Corp.      B3         1,345,000                       1,331,550
9.625% 10/15/05

Renaissance Media Group           B3         2,470,000                       1,667,250
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (d)

Rogers Cablesystems Ltd.          B2         1,800,000                       2,115,000
yankee 11% 12/1/15

Satelites Mexicanos SA de CV      B3         3,590,000                       2,872,000
10.125% 11/1/04

TCI Communications, Inc.:

9.25% 4/15/02                     Baa3       3,000,000                       3,335,850

9.8% 2/1/12                       Baa3       4,550,000                       6,075,888

TCI Communications Financing      Ba2        4,360,000                       5,319,200
III 9.65% 3/31/27

TCI Communications, Inc.:

6.46% 3/6/00                      Baa3       6,570,000                       6,652,585

8.75% 8/1/15                      Baa3       4,160,000                       5,167,926

Telewest Communications PLC       B1         710,000                         798,750
11.25% 11/1/08 (f)

Telewest PLC:

yankee 9.625% 10/1/06             B1         680,000                         707,200

0% 10/1/07 (d)                    B1         8,930,000                       7,411,900

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Time Warner, Inc.:

6.625% 5/15/29                    Baa3      $ 3,410,000                     $ 3,469,539

6.875% 6/15/18                    Baa3       2,500,000                       2,618,900

8.18% 8/15/07                     Baa3       2,710,000                       3,139,671

UIH Australia/Pacific, Inc.       B2         1,530,000                       742,050
Series B 0% 5/15/06 (d)

United International              B3         6,490,000                       3,504,600
Holdings, Inc. 0% 2/15/08 (d)

                                                                             151,785,305

ENTERTAINMENT - 0.7%

AMC Entertainment, Inc. 9.5%      B2         3,290,000                       3,355,800
3/15/09

Bally Total Fitness  Holding
Corp.:

9.875% 10/15/07                   B3         1,960,000                       1,920,800

9.875% 10/15/07 (f)               B3         3,680,000                       3,606,400

Cinemark USA, Inc. 8.5% 8/1/08    B2         3,255,000                       3,198,038

Paramount Communications,         Baa3       1,785,000                       1,862,701
Inc. 7.5% 1/15/02

Premier Parks, Inc. 0% 4/1/08     B3         3,040,000                       2,059,600
(d)

Regal Cinemas, Inc. 8.875%        B3         5,950,000                       5,890,500
12/15/10 (f)

United Artists Theatre Co.        Caa1       2,150,000                       2,064,000
9.75% 4/15/08

Viacom, Inc. 7.75% 6/1/05         Baa3       8,727,000                       9,467,311

                                                                             33,425,150

LODGING & GAMING - 0.4%

Aladdin Gaming                    Caa2       2,380,000                       618,800
Holdings/Aladdin Capital
Corp. 0% 3/1/10 (d)

Circus Circus  Enterprises,
Inc.:

7.625% 7/15/13                    Ba2        1,040,000                       915,200

9.25% 12/1/05                     Ba2        820,000                         832,300

Courtyard by Marriott II          B-         1,190,000                       1,228,675
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        2,070,000                       2,023,425

7.875% 8/1/08                     Ba2        9,130,000                       8,856,100

8.45% 12/1/08                     Ba2        520,000                         520,000

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         1,770,000                       1,628,400

9.75% 10/1/07                     B3         1,890,000                       1,587,600



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Sun International Hotels          Ba3       $ 1,320,000                     $ 1,359,600
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                             19,570,100

PUBLISHING - 0.3%

Big Flower Press Holdings,        B2         1,730,000                       1,730,000
Inc. 8.625% 12/1/08 (f)

Garden State Newspapers, Inc.     B1         5,550,000                       5,577,750
Series B, 8.75% 10/1/09

News America Holdings, Inc.       Baa3       4,300,000                       4,625,854
7.7% 10/30/25

News America, Inc. 7.25%          Baa3       3,240,000                       3,310,243
5/18/18

                                                                             15,243,847

RESTAURANTS - 0.2%

Dominos, Inc. 10.375% 1/15/09     B3         2,410,000                       2,422,050
(f)

Host Marriott Travel Plazas,      Ba3        5,040,000                       5,153,400
Inc. 9.5% 5/15/05

Nebraska Restaurant, Inc.         B3         1,130,000                       1,141,300
10.75% 7/15/08

                                                                             8,716,750

TOTAL MEDIA & LEISURE                                                        228,741,152

NONDURABLES - 0.6%

BEVERAGES - 0.2%

Seagram Co. Ltd.:

yankee 6.875% 9/1/23              Baa3       620,000                         570,400

8.35% 1/15/22                     Baa3       390,000                         418,275

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       2,940,000                       2,922,360

7.6% 12/15/28                     Baa3       2,940,000                       2,950,290

                                                                             6,861,325

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       4,250,000                       4,507,763

HOUSEHOLD PRODUCTS - 0.1%

Revlon Consumer Products Corp.:

8.625% 2/1/08                     B3         4,560,000                       4,149,600

9% 11/1/06 (f)                    B2         2,160,000                       2,138,400

                                                                             6,288,000

TOBACCO - 0.2%

Philip Morris  Companies, Inc.:

6.95% 6/1/06                      A2         4,420,000                       4,707,256

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

TOBACCO - CONTINUED

Philip Morris Companies,
Inc.: - continued

7% 7/15/05                        A2        $ 3,710,000                     $ 3,945,177

7.25% 9/15/01                     A2         1,450,000                       1,513,641

                                                                             10,166,074

TOTAL NONDURABLES                                                            27,823,162

RETAIL & WHOLESALE - 0.9%

APPAREL STORES - 0.1%

AnnTaylor, Inc. 8.75% 6/15/00     B3         2,690,000                       2,716,900

DRUG STORES - 0.1%

Rite Aid Corp. 6% 12/15/05 (f)    Baa1       5,500,000                       5,500,000

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp. 7.5%          A3         3,500,000                       3,852,625
7/15/06

Federated Department Stores,      Baa2       3,000,000                       3,091,110
Inc. 6.79% 7/15/27

K mart Corp.:

7.75% 10/1/12                     Ba2        240,000                         241,200

12.5% 3/1/05                      Ba2        2,510,000                       3,143,775

Saks Holdings, Inc. 8.25%         Baa3       1,260,000                       1,335,600
11/15/08

                                                                             11,664,310

GROCERY STORES - 0.4%

Ameriserve Food Distribution,     B1         1,030,000                       952,750
Inc. 8.875% 10/15/06

Kroger Co. 6% 7/1/00              Baa3       5,950,000                       5,989,032

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1       6,960,000                       6,838,200

12.625% 6/15/02                   Caa2       1,430,000                       1,376,375

Pueblo Xtra  International,
Inc.:

9.5% 8/1/03                       B3         2,370,000                       2,239,650

9.5% 8/1/03                       B3         820,000                         774,900

                                                                             18,170,907

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Amazon.com, Inc. 0% 5/1/08 (d)    Caa2       2,680,000                       1,768,800

Metals USA, Inc. 8.625%           B2         2,810,000                       2,634,375
2/15/08

                                                                             4,403,175

TOTAL RETAIL & WHOLESALE                                                     42,455,292



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

SERVICES - 0.2%

LEASING & RENTAL - 0.0%

Renters Choice, Inc. 11%          B2        $ 320,000                       $ 321,600
8/15/08 (f)

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1       1,430,000                       1,444,300
12.75% 8/1/05

SERVICES - 0.2%

Borg-Warner Security Corp.        B3         960,000                         1,041,600
9.625% 3/15/07

Iron Mountain, Inc. 8.75%         B3         1,320,000                       1,359,600
9/30/09

La Petite Academy, Inc./La        B3         2,850,000                       2,821,500
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       1,850,000                       1,424,500

                                                                             6,647,200

TOTAL SERVICES                                                               8,413,100

TECHNOLOGY - 0.4%

COMMUNICATIONS EQUIPMENT - 0.0%

Intermedia Communications,        B2         540,000                         513,000
Inc. 8.6% 6/1/08

COMPUTER SERVICES & SOFTWARE
- 0.1%

Federal Data Corp. 10.125%        B3         3,720,000                       3,645,600
8/1/05

ICG Services, Inc. 0% 5/1/08      -          5,910,000                       3,058,425
(d)

PSINet, Inc. 10% 2/15/05          B3         700,000                         696,500

                                                                             7,400,525

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Comdisco, Inc. 6.375% 11/30/01    Baa1       8,300,000                       8,335,939

ELECTRONIC INSTRUMENTS - 0.0%

Telecommunications Techniques     B3         2,315,000                       2,268,700
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.1%

Fairchild Semiconductor Corp.     -          2,991,974                       2,437,801
11.74% 3/15/08 pay-in-kind
(k)

Hadco Corp. 9.5% 6/15/08          B2         270,000                         265,950

                                                                             2,703,751

TOTAL TECHNOLOGY                                                             21,221,915

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc. 9.25% 4/15/08     B3         4,810,000                       4,761,900

Delta Air Lines, Inc. 9.875%      Baa3       1,500,000                       1,574,580
5/15/00

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - CONTINUED

AIR TRANSPORTATION - CONTINUED

Kitty Hawk, Inc. 9.95%            B1        $ 3,125,000                     $ 3,078,125
11/15/04

US Air, Inc. 9.625% 2/1/01        B1         1,810,000                       1,882,400

US Airways Group, Inc.            Ba2        2,480,000                       2,672,200
10.375% 3/1/13

                                                                             13,969,205

RAILROADS - 0.4%

Burlington Northern Santa Fe      Baa2       3,000,000                       3,343,350
Corp. 7.29% 6/1/36

Canadian National Railway Co.     Baa2       3,390,000                       3,524,922
6.9% 7/15/28

CSX Corp. 6.46% 6/22/05           Baa2       5,120,000                       5,194,035

Norfolk Southern Corp. 7.05%      Baa1       6,610,000                       7,150,896
5/1/37

Wisconsin Central                 Baa2       1,810,000                       1,837,965
Transportation Corp. 6.625%
4/15/08

                                                                             21,051,168

SHIPPING - 0.1%

Amer Reefer Co. Ltd. 10.25%       B1         1,480,000                       932,400
3/1/08

Cenargo International PLC         Ba3        1,370,000                       1,287,800
9.75% 6/15/08 (f)

Holt Group, Inc. 9.75%            Caa1       1,810,000                       1,248,900
1/15/06 (f)

                                                                             3,469,100

TOTAL TRANSPORTATION                                                         38,489,473

UTILITIES - 2.3%

CELLULAR - 0.8%

Cable & Wireless                  Baa1       5,080,000                       5,082,235
Communications PLC 6.375%
3/6/03

McCaw International Ltd. 0%       Caa1       8,530,000                       4,606,200
4/15/07 (d)

Millicom International            Caa1       2,430,000                       1,707,075
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 9/15/07 (d)                    B2         3,491,000                       2,242,968

0% 10/31/07 (d)                   B2         11,900,000                      7,259,000

0% 2/15/08 (d)                    B2         2,190,000                       1,314,000

12% 11/1/08 (f)                   B2         4,450,000                       4,861,625

Nextel International, Inc. 0%     Caa1       3,510,000                       1,579,500
4/15/08 (d)

Rogers Cantel, Inc. 8.8%          B2         1,200,000                       1,209,000
10/1/07



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Rogers Communications, Inc.       B2        $ 4,630,000                     $ 4,768,900
8.875% 7/15/07

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       6,515,000                       3,224,925

11.5% 12/1/07                     Caa1       3,600,000                       3,366,000

                                                                             41,221,428

ELECTRIC UTILITY - 0.5%

Avon Energy Partners Holdings:

yankee 6.73% 12/11/02 (f)         Baa2       4,910,000                       5,071,097

6.46% 3/4/08 (f)                  Baa2       3,960,000                       4,017,024

Hydro-Quebec yankee 7.4%          A2         2,620,000                       3,254,145
3/28/25 (e)

Israel Electric Corp. Ltd.:

yankee 7.875% 12/15/26 (f)        A3         1,960,000                       2,000,807

7.75% 12/15/27 (f)                A3         4,670,000                       4,271,556

Niagara Mohawk Power Corp.        Ba2        2,175,000                       2,327,250
7.75% 10/1/08

Texas Utilities Co. 6.375%        Baa3       1,930,000                       1,953,006
1/1/08

                                                                             22,894,885

TELEPHONE SERVICES - 1.0%

Allegiance Telecom, Inc.          -          300,000                         291,000
12.875% 5/15/08

Call-Net Enterprises, Inc. 0%     B1         890,000                         511,750
8/15/08 (d)

Dobson Wireline Co. 12.25%        -          4,730,000                       4,233,350
6/15/08

GST Network Funding, Inc. 0%      -          2,010,000                       914,550
5/1/08 (d)(f)

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (d)                    B3         2,850,000                       2,037,750

12.25% 9/1/04                     B3         2,990,000                       3,034,850

Level 3 Communications, Inc.:

0% 12/1/08 (d)(f)                 B3         9,370,000                       5,446,313

9.125% 5/1/08                     B3         2,890,000                       2,864,713

MCI WorldCom, Inc.:

8.875% 1/15/06                    Baa2       3,139,000                       3,430,833

9.375% 1/15/04                    Baa2       3,708,000                       3,841,748

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B2         1,845,000                       1,411,425

9.25% 7/15/07                     B2         1,330,000                       1,369,900

9.5% 11/1/08 (f)                  B2         3,140,000                       3,328,400

NEXTLINK  Communications, Inc.:

9.625% 10/1/07                    B3         4,870,000                       4,675,200

10.75% 11/15/08 (f)               B3         2,400,000                       2,448,000

CORPORATE BONDS - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Pathnet, Inc. 12.25% 4/15/08      -         $ 5,170,000                     $ 3,619,000

WinStar Communications, Inc.      CCC        5,990,000                       4,252,900
0% 3/15/08 (d)

                                                                             47,711,682

TOTAL UTILITIES                                                              111,827,995

TOTAL NONCONVERTIBLE BONDS                                                   810,576,273

TOTAL CORPORATE BONDS                                          816,959,680
(Cost $821,092,121)

U.S. GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - 4.8%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.2%

Farm Credit Systems Financial     Aaa        2,000,000                       2,379,680
Assistance Corp. 8.8% 6/10/05

Federal Home Loan Bank:

5.195% 9/11/01                    Aaa        9,500,000                       9,534,105

7.31% 6/16/04                     Aaa        2,500,000                       2,740,225

7.59% 3/10/05                     Aaa        3,850,000                       4,313,810

Freddie Mac:

0% 2/25/99                        -          6,100,000                       6,057,354

0% 2/26/99                        -          29,400,000                      29,190,507

6.75% 8/1/05                      Aaa        2,500,000                       2,703,125

U.S. Department of Housing        Aaa        2,825,000                       3,140,270
and Urban Development
government guaranteed
participation certificates
Series 1996-A, 7.63% 8/1/14

TOTAL U.S. GOVERNMENT AGENCY                                                 60,059,076
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
3.6%

U.S. Treasury Bills, yield at     -          4,100,000                       4,098,804
date of purchase 3.66 to
3.68% 1/7/99 (h)

U.S. Treasury Bond:

6.875% 8/15/25                    Aaa        25,155,000                      30,488,615

7.625% 2/15/25                    Aaa        17,790,000                      23,388,335

11.75% 2/15/10 (callable)         Aaa        15,045,000                      20,442,394

12.75% 11/15/10 (callable)        Aaa        5,220,000                       7,582,050



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

13.875% 5/15/11 (callable)        Aaa       $ 21,150,000                    $ 32,726,241

U.S. Treasury Notes:

6% 8/15/99                        Aaa        6,750,000                       6,804,810

6.25% 10/31/01                    Aaa        820,000                         854,333

6.375% 8/15/02                    Aaa        22,500,000                      23,733,900

6.625% 6/30/01                    Aaa        620,000                         648,576

6.875% 3/31/00                    Aaa        380,000                         389,914

7% 7/15/06                        Aaa        19,172,000                      21,829,047

7.25% 8/15/04                     Aaa        5,404,000                       6,075,285

TOTAL U.S. TREASURY                                                          179,062,304
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    239,121,380
GOVERNMENT AGENCY OBLIGATIONS
(Cost $236,667,380)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 6.8%



FANNIE MAE - 5.4%

6% 1/1/11 to 12/1/28              Aaa        63,930,392                      63,660,842

6% 1/1/14 (g)                     Aaa        200,000                         200,500

6% 1/1/28 (g)                     Aaa        3,350,000                       3,307,078

6.5% 3/1/13 to 1/1/29             Aaa        144,530,557                     145,646,785

6.5% 1/1/29 (g)                   Aaa        2,000,000                       2,013,750

7% 5/1/26 to 10/1/28              Aaa        10,634,977                      10,847,695

7% 1/1/29 (g)                     Aaa        25,500,000                      26,017,969

7% 1/1/29 (g)                     Aaa        6,000,000                       6,121,875

7.5% 11/1/27 to 6/1/28            Aaa        7,765,070                       7,976,125

TOTAL FANNIE MAE                                                             265,792,619

FREDDIE MAC - 0.1%

7% 4/1/01 to 8/1/01               Aaa        1,381,068                       1,389,686

7.5% 6/1/25 to 3/1/28             Aaa        5,445,321                       5,591,651

8.5% 7/1/21 to 6/1/23             Aaa        145,950                         153,232

TOTAL FREDDIE MAC                                                            7,134,569

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.3%

6% 12/15/08 to 6/15/09            Aaa        3,063,319                       3,099,837

6.5% 6/15/08 to 7/15/09           Aaa        15,188,834                      15,474,510

7% 7/15/28                        Aaa        20,830,482                      21,312,082

7.5% 9/15/22 to 8/15/28           Aaa        24,886,424                      25,671,572

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

8% 5/15/25                        Aaa       $ 148,092                       $ 153,922

8.5% 12/15/16                     Aaa        69,785                          74,603

TOTAL GOVERNMENT NATIONAL                                                    65,786,526
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                   338,713,714
-  MORTGAGE SECURITIES
(Cost $332,237,472)

ASSET-BACKED SECURITIES - 1.5%



Airplanes Pass Through Trust      Ba2        6,080,000                       6,384,000
10.875% 3/15/19

BankAmerica Manufacturing         Aaa        3,730,000                       3,748,650
Housing Contract 6.2% 4/10/09

Capital Equipment Receivables     Baa2       2,950,000                       2,954,779
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        2,251,464                       2,263,777
Trust 5.91% 12/15/04

Contimortgage Home Equity         Aaa        4,790,000                       4,792,970
Loan Trust 6.26% 7/15/12

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        2,983,699                       2,996,753

6.55% 8/15/02                     Aaa        1,737,804                       1,747,579

CPS Auto Receivables Trust 6%     Aaa        4,928,798                       4,942,660
8/15/03

CSXT Trade Receivables Master     Aaa        4,600,000                       4,676,188
Trust 6% 7/25/04

Ford Credit  Auto Owner Trust:

6.2% 12/15/02                     Baa3       2,680,000                       2,695,866

6.4% 5/15/02                      A1         3,120,000                       3,162,806

6.4% 12/15/02                     Baa3       1,480,000                       1,485,920

Green Tree Financial Corp.:

6.5% 6/15/27                      Aaa        183,092                         183,148

6.68% 1/15/29                     AAA        6,680,000                       6,782,271

6.8% 6/15/27                      Aaa        1,900,000                       1,916,625

Key Auto Finance Trust 6.3%       A2         2,932,758                       2,936,882
10/15/03

Olympic Automobile
Receivables Trust:

6.4% 9/15/01                      Aaa        4,106,448                       4,103,881

6.7% 3/15/02                      Aaa        2,099,496                       2,113,995

Petroleum Enhanced Trust          Baa2       3,024,797                       3,021,016
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (f)(i)

Premier Auto Trust 6% 5/6/00      Aaa        486,179                         486,631



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

UAF Auto Grantor Trust 6.1%       Aaa       $ 4,339,360                     $ 4,329,868
1/15/03 (f)

WFS Financial Owner Trust         Aaa        4,430,000                       4,428,616
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                                72,154,881
(Cost $71,952,017)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        1,305,784                       461,921
and Securitization LLC
Series 1997 2 Class 2-B,
7.2141% 12/29/25 (f)(i)
(Cost $694,106)

COMMERCIAL MORTGAGE
SECURITIES - 2.3%



Bankers Trust Remic Trust         Ba2        1,000,000                       871,406
1988-1 Series 1998-S1A Class
G, 7.6053% 11/28/02 (f)(i)

Berkeley Federal Bank & Trust     -          1,900,000                       1,368,000
FSB Series 1994 Class 1-B
7.6353% 8/1/24 (f)(i)

BKB Commercial Mortgage Trust     BBB        1,800,000                       1,826,719
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(i)

CBM Funding Corp. sequential
pay Series 1996-1:

Class A-3PI, 7.08% 11/1/07        AA         3,000,000                       3,146,250

Class B, 7.48% 2/1/08             A          2,320,000                       2,477,688

CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       5,300,000                       5,028,375
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        5,050,000                       4,881,141
1/17/12

Series 1998 FLI Class E,          Baa2       5,490,000                       5,335,594
6.5063% 1/10/13 (f)(i)

Deutsche Mortgage & Asset         Baa2       4,260,000                       4,077,619
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

DLJ Mortgage Acceptance Corp.     -          600,000                         592,313
Series 1993-MF12 Class B-2,
10.1% 9/18/03 (f)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Equitable Life Assurance
Society of the United States
(The):

sequential pay Series 174         Aaa       $ 7,180,000                     $ 7,728,480
Class A1, 7.24% 5/15/06 (f)

Series 174:

Class B1, 7.33% 5/15/06 (f)       Aa2        3,500,000                       3,711,540

Class D1, 7.77% 5/15/06 (f)       Baa2       2,200,000                       2,254,428

Series 1996 1 Class C1, 7.52%     A2         2,300,000                       2,437,103
5/15/06 (f)

First Chicago/Lennar Trust I:

Series 1997 CHL1 Class E,         -          1,600,000                       1,228,000
8.1117% 4/1/39 (i)

Series 1997-CHL1 Class D,         -          1,100,000                       943,250
8.1117% 4/13/39 (i)

First Union-Lehman Brothers       Aa2        8,640,000                       8,999,100
Commercial MortgageTr
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

FMAC Loan  Receivables Trust:

Series 1997-A Class E,            -          500,000                         402,188
8.1063% 4/15/19 (f)(i)

Series 1997-B Class E,            -          750,000                         565,781
7.8912% 9/15/19 (f)(i)

GAFCO Franchisee Loan Trust       -          1,300,000                       983,635
Series 1998-1 Class D, 14.5%
6/1/16 (f)(i)

General Motors Acceptance         Ba3        750,000                         612,375
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II:

Series 1997-GL Class A2-B,        Aaa        5,080,000                       5,290,972
6.86% 7/13/30

Series 1998 GLII Class E,         Baa3       4,930,000                       4,462,685
7.1905% 4/13/31 (f)(i)

Series 1998-GLII Class D,         Baa2       1,470,000                       1,430,001
7.1905% 4/13/31 (f)(i)

Kidder Peabody Acceptance         Aaa        643,659                         641,949
Corp. I sequential pay
Series 1993-M1 Class A-2,
7.15% 4/25/25

LTC Commercial Mortgage Pass      AAA        3,159,589                       3,143,759
Through Certificates Series
1998-1 Class A, 6.029%
5/30/30 (f)



      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Morgan Stanley  Capital I,
Inc.:

Series 1996-MBL1 Class E,         -         $ 1,765,551                     $ 1,744,077
8.2655% 5/25/21 (f)(i)

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       4,189,000                       4,051,548

Class E, 7.35% 12/15/12           Baa3       1,445,000                       1,275,213

Series 1998-HF1 Class D, 7.1%     BBB        5,790,000                       5,753,813
2/15/30 (i)

Nomura Asset Securities Corp.     Baa2       4,260,000                       3,965,128
Series 1998-D6 Class A-4,
7.3498% 3/17/28 (i)

Nomura Depositor Trust            -          800,000                         693,750
floater Series 1998-ST1A
Class B-2, 9.7966% 1/15/03
(f)(i)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class K, 7.9% 11/15/26 (f)        -          1,473,000                       922,658

Class L, 7.9% 11/15/26 (f)        -          1,133,000                       589,160

Resolution Trust Corp. Series     Ba3        425,324                         344,512
1991 M2 Class A3, 7.2498%
9/25/20 (i)

Structured Asset Securities
Corp.:

sequential pay Series 1996        AAA        753,182                         748,946
Class A-2A, 7.75% 2/25/28

Series 1993-C1 Class E, 6.6%      B          1,250,000                       562,500
10/25/24 (f)

Series 1995-C1 Class E,           BB         1,200,000                       1,130,438
7.375% 9/25/24 (f)

Series 1996 CFL Class G,          B          1,000,000                       910,000
7.75% 2/25/28 (f)

Series 1996-CFL Class E,          BB+        2,390,000                       2,341,453
7.75% 2/25/28

Thirteen Affiliates of
General Growth Properties,
Inc.:

sequential pay Series A 2,        Aaa        4,200,000                       4,364,262
6.602% 12/15/10 (f)

Series D-2, 6.992% 12/15/10       Baa2       4,120,000                       3,990,591
(f)

Series E-2, 7.224% 12/15/10       Baa3       2,450,000                       2,220,705
(f)

Wells Fargo Capital Markets       Aaa        2,676,825                       2,705,922
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE                                      112,755,027
SECURITIES
(Cost $113,561,303)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - 0.3%

      MOODY'S RATINGS (UNAUDITED) (B)       PRINCIPAL AMOUNT                VALUE (NOTE 1)

Export Development Corp.          Aa2       $ 1,640,000                     $ 1,670,635
yankee 8.125% 8/10/99

Israeli State euro 6.375%         Aaa        3,350,000                       3,389,396
12/19/01

Manitoba Province yankee          Aa3        7,000,000                       7,070,560
6.375% 10/15/99

Newfoundland Province yankee      Baa1       2,000,000                       2,808,125
11.625% 10/15/07

TOTAL FOREIGN GOVERNMENT AND                                                 14,938,716
GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,629,170)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter American Development        Aaa        4,750,000                       4,975,720
Bank yankee 6.29% 7/16/27
(Cost $4,720,123)

BANK NOTES - 0.3%



Key Bank NA 5.18% 8/20/99 (i)                10,500,000                      10,494,750

NationsBank NA 5.05% 4/13/99                 4,000,000                       4,000,000

TOTAL BANK NOTES                                                             14,494,750
(Cost $14,485,878)

CERTIFICATES OF DEPOSIT - 1.3%



Bayerische Hypotheken-und                    4,200,000                       4,204,893
Wechselbank AG yankee 5.7%
3/30/99

First National Bank of                       10,000,000                      10,007,326
Chicago 5.65% 3/3/99

Fleet National Bank 5.4616%                  12,000,000                      11,993,869
5/5/00 (i)

RaboBank Nederland Coop.                     10,600,000                      10,623,162
Central yankee 5.68% 6/4/99

Swiss Bank Corp. yankee 5.65%                8,400,000                       8,408,140
3/24/99

Toronto Dominion Bank yankee                 10,600,000                      10,623,162
5.68% 6/4/99

Westdeutsche Landesbank                      11,000,000                      11,005,481
Girozentrale yankee 5.63%
2/8/99

TOTAL CERTIFICATES OF DEPOSIT                                                66,866,033
(Cost $66,792,450)

COMMERCIAL PAPER - 2.4%



Asset Securitization Coop.                   6,700,000                       6,637,076
Corp. 5.2% 3/15/99

Associates First Capital                     7,900,000                       7,832,258
Corp. 5.1% 3/8/99



                                            PRINCIPAL AMOUNT                VALUE (NOTE 1)

Citibank Credit Card Master                 $ 7,000,000                     $ 6,990,258
Trust I (Dakota Certificate
Program) 5.35% 1/14/99

Commonwealth Bank of                         11,000,000                      10,917,182
Australia yankee 5.35% 3/1/99

Delaware Funding Corp. 5.6%                  1,397,000                       1,392,399
1/28/99

Den Danske Corp., Inc. yankee                12,000,000                      11,863,360
5.13% 3/29/99

General Electric Capital Corp.:

5% 2/8/99                                    5,000,000                       4,976,278

5.12% 3/19/99                                5,000,000                       4,950,358

General Motors Acceptance
Corp.:

5.08% 2/10/99                                8,000,000                       7,959,464

5.6% 1/29/99                                 4,000,000                       3,986,222

Generale de Banque SA yankee                 12,200,000                      12,115,485
5.36% 2/24/99

Heller Financial, Inc. 5.75%                 8,000,000                       7,971,946
1/28/99

Nordbanken, North America,                   12,500,000                      12,374,610
Inc. yankee 5.07% 3/19/99

PHH Corp. 5.62% 2/22/99                      12,100,000                      12,019,464

Transamerica Finance Corp.                   5,000,000                       4,984,844
5.47% 1/26/99

TOTAL COMMERCIAL PAPER                                                       116,971,204
(Cost $116,841,449)

MASTER NOTES - 0.1%



Goldman Sachs Group L.P.                     6,700,000                       6,700,000
(The) 5.2653% 1/27/99 (i)
(Cost $6,700,000)

CASH EQUIVALENTS - 6.9%

                                       MATURITY AMOUNT

Investments in repurchase                    578,320                           578,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.98%,
dated 12/31/98 due 1/4/99

                                          SHARES

Taxable Central Cash Fund (c)               343,217,988                       343,217,988

TOTAL CASH EQUIVALENTS                                                        343,795,988
(Cost $343,795,988)

TOTAL   INVESTMENT IN                                                         $ 4,958,816,809
SECURITIES - 100%
(Cost $4,253,500,930)



FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

245 S&P 500 Stock Index  Mar. 1999            $ 76,286,875                         $ 3,226,917
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 1.5%

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $164,522,664 or 3.3% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,748,906.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                       ACQUISTION DATE    ACQUISITION COST

Alliance Gaming Corp.          7/28/98            $ 259,200

Fairchild Semiconductor Corp.  4/3/97 - 11/18/98  $ 2,597,582
11.74% 3/15/08 pay-in-kind

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

 MOODY'S RATINGS  S&P RATINGS
Aaa, Aa, A 16.2%  AAA, AA, A 15.2%
Baa         5.8%  BBB         5.9%
Ba          2.1%  BB          2.5%
B           5.0%  B           4.7%
Caa         0.8%  CCC         0.9%
Ca, C       0.0%  CC, C       0.0%
                  D           0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.5%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $4,826,248,010 and $4,872,343,052, respectively, of which long-term U.S. government and government agency obligations aggregated $2,257,013,470 and $2,162,221,911, respectively (see Note 3 of
Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $225,583,432 and $150,358,527, respectively (see
Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $281,085 for the period (see Note 4 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which loans were outstanding amounted to $7,666,000 and $6,484,000, respectively. The weighted average interest rate was 5.82% (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,255,898,557. Net unrealized appreciation aggregated $702,918,252, of which $817,066,468 related to appreciated investment securities and $114,148,216 related to depreciated investment securities.

The fund hereby designates approximately $286,266,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                 $ 4,958,816,809
value (including repurchase
agreements of $578,000)
(cost $4,253,500,930) -  See
accompanying schedule

Cash                                          271,006

Receivable for investments                    194,383
sold

Receivable for fund shares                    2,395,094
sold

Dividends receivable                          4,014,328

Interest receivable                           23,876,278

Receivable for daily                          208,250
variation on futures
contracts

Other receivables                             113,009

 TOTAL ASSETS                                 4,989,889,157

LIABILITIES

Payable for investments         $ 2,760,908
purchased Regular delivery

 Delayed delivery                68,005,015

Payable for fund shares          5,140,155
redeemed

Accrued management fee           2,139,554

Distribution fees payable        425

Other payables and  accrued      574,922
expenses

 TOTAL LIABILITIES                            78,620,979

NET ASSETS                                   $ 4,911,268,178

Net Assets consist of:

Paid in capital                              $ 3,843,286,070

Undistributed net investment                  159,730,084
income

Accumulated undistributed                     199,710,730
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   708,541,294
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 4,911,268,178

INITIAL CLASS: NET ASSET                      $18.16
VALUE, offering price   and
redemption price per share
 ($4,905,467,520 (divided by)
 270,139,399 shares)

SERVICE CLASS: NET ASSET                      $18.10
VALUE, offering price   and
redemption price per share
 ($5,800,658 (divided by)
320,513 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 43,450,997
Dividends

Interest                                        146,132,145

 TOTAL INCOME                                   189,583,142

EXPENSES

Management fee                   $ 24,986,229

Transfer agent fees               3,118,794

Distribution fees - Service       1,632
Class

Accounting fees and expenses      857,083

Non-interested trustees'          16,287
compensation

Custodian fees and expenses       55,060

Registration fees                 15,112

Audit                             83,178

Legal                             45,638

Interest                          2,094

Miscellaneous                     491,517

 Total expenses before            29,672,624
reductions

 Expense reductions               (561,216)     29,111,408

NET INVESTMENT INCOME                           160,471,734

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            203,881,884

 Foreign currency transactions    (9,752)

 Futures contracts                (2,164,947)   201,707,185

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            284,395,805

 Assets and liabilities in        4,138
foreign currencies

 Futures contracts                3,226,917     287,626,860

NET GAIN (LOSS)                                 489,334,045

NET INCREASE (DECREASE) IN                     $ 649,805,779
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 542,476
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             18,740

                                               $ 561,216

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 160,471,734                 $ 137,893,337
income

 Net realized gain (loss)       201,707,185                   422,287,524

 Change in net unrealized       287,626,860                   189,535,901
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     649,805,779                   749,716,762
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (139,636,837)                 (127,145,659)
From net investment income

 From net realized gain         (418,910,515)                 (317,186,364)

 TOTAL DISTRIBUTIONS            (558,547,352)                 (444,332,023)

Share transactions - net        420,062,178                   453,368,657
increase (decrease)

  TOTAL INCREASE (DECREASE)     511,320,605                   758,753,396
IN NET ASSETS

NET ASSETS

 Beginning of period            4,399,947,573                 3,641,194,177

 End of period (including      $ 4,911,268,178               $ 4,399,947,573
undistributed net investment
income of $159,730,084 and
$137,705,425, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                  YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS         SHARES                        DOLLARS

Share transactions Initial   23,406,455                   $ 397,953,748    22,516,597                   $ 378,800,337
Class  Sold

  Reinvested                 34,542,119                    558,546,057     28,796,632                    444,332,023

  Redeemed                   (32,078,907)                  (541,870,122)   (22,110,811)                  (369,773,703)

  Net increase (decrease)    25,869,667                   $ 414,629,683    29,202,418                   $ 453,358,657

 Service Class A  Sold       330,869                      $ 5,609,677      568                          $ 10,000

  Reinvestment               80                            1,295           -                             -

  Redeemed                   (11,004)                      (178,477)       -                             -

  Net increase (decrease)    319,945                      $ 5,432,495      568                          $ 10,000

Distributions From net                                    $ 139,636,513                                 $ 127,145,659
investment income  Initial
Class

  Service Class                                            324                                           -

  Total                                                   $ 139,636,837                                 $ 127,145,659

 From net realized gain                                   $ 418,909,543                                 $ 317,186,364
Initial Class

  Service Class                                            972                                           -

  Total                                                   $ 418,910,515                                 $ 317,186,364

                                                          $ 558,547,352                                 $ 444,332,023

A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995         1994

Net asset value, beginning of    $ 18.01                   $ 16.93      $ 15.79      $ 13.79      $ 15.42
period

Income from Investment
Operations

 Net investment income            .59 D                     .57 D        .63          .30          .45

 Net realized and unrealized      1.84                      2.58         1.55         1.99         (1.33)
gain (loss)

 Total from investment            2.43                      3.15         2.18         2.29         (.88)
operations

Less Distributions

 From net investment income       (.57)                     (.59)        (.57)        (.29)        (.29)

 From net realized gain           (1.71)                    (1.48)       (.47)        -            (.46)

 Total distributions              (2.28)                    (2.07)       (1.04)       (.29)        (.75)

Net asset value, end of period   $ 18.16                   $ 18.01      $ 16.93      $ 15.79      $ 13.79

TOTAL RETURN B, C                 15.05%                    20.65%       14.60%       16.96%       (6.09)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,905,468               $ 4,399,937  $ 3,641,194  $ 3,332,844  $ 3,290,527
(000 omitted)

Ratio of expenses to average      .64%                      .65%         .74%         .81%         .81%
net assets

Ratio of expenses to average      .63% F                    .64% F       .73% F       .79% F       .80% F
net assets after expense
reductions

Ratio of net investment           3.46%                     3.43%        3.60%        3.54%        4.07%
income to average net assets

Portfolio turnover                113%                      101%         168%         256%         85%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 17.99                   $ 17.60
period

Income from Investment
Operations

 Net investment income D          .57                       .10

 Net realized and unrealized      1.82                      .29
gain (loss)

 Total from investment            2.39                      .39
operations

Less Distributions

 From net investment income       (.57)                     -

 From net realized gain           (1.71)                    -

 Total distributions              (2.28)                    -

Net asset value, end of period   $ 18.10                   $ 17.99

TOTAL RETURN B, C                 14.82%                    2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,801                   $ 10
(000 omitted)

Ratio of expenses to average      .78%                      .75% A
net assets

Ratio of expenses to average      .77% F                    .75% A
net assets after expense
reductions

Ratio of net investment           3.49%                     3.52% A
income to average net assets

Portfolio turnover                113%                      101%

A ANNUALIZED

B TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

Asset Manager Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the fund's original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,442,800 or 0.1% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .54% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC $1,632, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, payments made to third parties under the Plans amounted to $2,258,617 and $0 for the Initial Class and Service Class, respectively.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

7. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 19% of the outstanding shares of the fund. In addition, three unaffiliated insurance companies were record owners of 46% of the total outstanding shares of the fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund II and the
Shareholders of Asset Manager Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Asset Manager Portfolio (a fund of Variable Insurance Products Fund
II) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Asset Manager Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS

The Board of Trustees of Asset Manager Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

              PAY DATE  RECORD DATE  DIVIDENDS  CAPITAL GAINS
Intial Class  2/5/99    2/5/99       $0.60      $0.76
Service Class 2/5/99    2/5/99       $0.60      $0.76

A total of 9.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect the twelve nominees specified below as Trustees.

                 # OF              % OF
                 SHARES VOTED      SHARES VOTED
RALPH F. COX
Affirmative      253,039,875.041   98.175

Against

Withheld         4,704,826.478     1.825

Abstain

TOTAL            257,744,701.519   100.000

PHYLLIS BURKE DAVIS
Affirmative      252,950,434.923   98.140

Against

Withheld         4,794,266.596     1.860

Abstain

TOTAL            257,744,701.519   100.000

ROBERT M. GATES
Affirmative      252,979,821.267   98.151

Against

Withheld         4,764,880.252     1.849

Abstain

TOTAL            257,744,701.519   100.000

EDWARD C. JOHNSON 3D
Affirmative      253,308,603.505   98.279

Against

Withheld         4,436,098.014     1.721

Abstain

TOTAL            257,744,701.519   100.000

E. BRADLEY JONES
Affirmative      252,821,150.492   98.090

Against

Withheld         4,923,551.027     1.910

Abstain

TOTAL            257,744,701.519   100.000

DONALD J. KIRK
Affirmative      253,321,569.012   98.284

Against

Withheld         4,423,132.507     1.716

Abstain

TOTAL            257,744,701.519   100.000

                 # OF              % OF
                 SHARES VOTED      SHARES VOTED
PETER S. LYNCH
Affirmative      253,361,971.101   98.300

Against

Withheld         4,382,730.418     1.700

Abstain

TOTAL            257,744,701.519   100.000

WILLIAM O. MCCOY
Affirmative      253,321,419.809   98.284

Against

Withheld         4,423,281.710     1.716

Abstain

TOTAL            257,744,701.519   100.000

GERALD C. MCDONOUGH
Affirmative      253,097,007.220   98.197

Against

Withheld         4,647,694.299     1.803

Abstain

TOTAL            257,744,701.519   100.000

MARVIN L. MANN
Affirmative      253,020,408.056   98.167

Against

Withheld         4,724,293.463     1.833

Abstain

TOTAL            257,744,701.519   100.000

ROBERT C. POZEN
Affirmative      253,307,027.907   98.278

Against

Withheld         4,437,673.612     1.722

Abstain

TOTAL            257,744,701.519   100.000

THOMAS R. WILLIAMS
Affirmative      252,854,951.949   98.103

Against

Withheld         4,889,749.570     1.897

Abstain

TOTAL            257,744,701.519   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     246,707,121.897   95.718

Against         2,155,227.081     .836

Withheld

Abstain         8,882,352.541     3.446

TOTAL           257,744,701.519   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                 # OF             % OF
                 SHARES VOTED     SHARES VOTED
Affirmative     240,285,178.438   93.226

Against         4,348,970.517     1.687

Withheld

Abstain         13,110,552.564    5.087

TOTAL           257,744,701.519   100.000

PROPOSAL 5

To approve an amended management contract for the fund.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     238,417,855.725   92.502

Against         3,561,649.042     1.381

Withheld

Abstain         15,765,196.752    6.117

TOTAL           257,744,701.519   100.000

PROPOSAL 7

To approve a new sub-advisory agreement with FMR U.K.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     234,854,888.818   91.119

Against         5,039,678.454     1.955

Withheld

Abstain         17,850,134.247    6.926

TOTAL           257,744,701.519   100.000

PROPOSAL 8

To approve a new sub-advisory agreement with FMR Far East.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     232,908,923.697   90.364

Against         6,212,774.195     2.411

Withheld

Abstain         18,623,003.627    7.225

TOTAL           257,744,701.519   100.000

PROPOSAL 9

To amend the fundamental investment limitation concerning diversification for the fund.

                 # OF             % OF
                SHARES VOTED      SHARES VOTED
Affirmative     236,682,192.450   91.828

Against         4,357,625.078     1.691

Withheld

Abstain         16,704,883.991    6.481

TOTAL           257,744,701.519   100.000

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England

Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, PRESIDENT

Robert C. Pozen, SENIOR VICE PRESIDENT

Robert A. Lawrence, VICE PRESIDENT

Richard C. Habermann, VICE PRESIDENT

Charles S. Morrison II, VICE PRESIDENT

John Todd, VICE PRESIDENT

Steven J. Snider, VICE PRESIDENT

Eric D. Roiter, SECRETARY

Richard A. Silver, TREASURER

Matthew N. Karstetter, DEPUTY TREASURER

John H. Costello, ASSISTANT TREASURER

Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY





VARIABLE INSURANCE PRODUCTS
FUND II: CONTRAFUND PORTFOLIO

(2_FIDELITY_LOGOS)(registered trademark)

ANNUAL REPORT
DECEMBER 31, 1998

CONTENTS

MARKET ENVIRONMENT          3   A review of what happened in
                                world markets during the
                                past 12 months.

PERFORMANCE AND INVESTMENT  4   How the fund has done over
SUMMARY                         time, and an overview of the
                                fund's investments at the
                                end of the period.

FUND TALK                   5   The manager's review of fund
                                performance, strategy  and
                                outlook.

INVESTMENTS                 6   A complete list of the fund's
                                investments with their
                                market values.

FINANCIAL STATEMENTS        13  Statements of assets and
                                liabilities, operations, and
                                 changes in net assets, as
                                well as financial highlights.

NOTES                       16  Notes to the financial
                                statements.

REPORT OF INDEPENDENT       19  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS               20

PROXY VOTING RESULTS        21

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

MARKET ENVIRONMENT

Demonstrating erratic mood swings throughout the period, the sometimes gloomy, sometimes exuberant, oftentimes volatile worldwide stock and bond markets in 1998 will long be remembered for their turbulent behavior. When all was said and done, the U.S. and European stock markets posted impressive returns for the year. Most U.S. bond markets experienced positive - albeit moderate - performance, with U.S. Treasuries ending the year as the overall front-runner. Economic and currency turmoil continued to plague stock and bond performance in Asia and, in particular, emerging markets.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 28.58% for the 12 months that ended December 31, 1998, well above the index's long-term average annual return of about 12%. For the first time in its history, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted double-digit percentage gains in four consecutive years, thanks to an 18.07% increase for the year. Large-cap stocks - particularly in the technology sector - led the U.S. equity market's charge, as once again investors preferred the liquidity and the perceived safety of owning what they know. Small-cap stocks - in comparison - took a beating. The Russell 2000 Index - a popular measure of small stock performance - fell -2.55% for the year.

Throughout the period, the U.S. enjoyed a strong economy. Unemployment averaged 4.5% for the year, the lowest since 1969 and the lowest peacetime level in 41 years. Inflation levels also were low, while interest-rates were stable. In comparison to the economy's relative tranquility, the U.S. stock markets were fluctuating wildly. To illustrate, the Dow typically had fewer than five swings of 5% in each year since 1946. In 1998 alone, the Dow experienced 10 such swings. Much of these gyrations were due to fears about Asia's economic woes, Russia's currency devaluation and loan defaults, and the subsequent consequences on emerging markets. On August 31, the Dow plunged 512.61 points - a loss that erased all previous gains for the year to that point. Faced with global economic chaos, investors began fleeing the equity markets in droves, searching for safer, less volatile havens, particularly U.S. Treasuries. To address the lack of confidence in domestic and global equity markets, the U.S. Federal Reserve Board stepped in with three separate 0.25% interest-rate cuts during the fall. Those cuts helped boost confidence in the U.S. economy, and stocks began to quickly ascend to their former lofty levels, culminating in a new Dow record of 9374.27 on November 23, 1998.

On a sector-by-sector basis, technology stocks reigned supreme in 1998, thanks in large part to the skyrocketing Internet industry. For the year, nine of the top 10 best-performing stocks in the S&P 500 were technology stocks. The health care sector was another big winner. Pharmaceuticals helped drive the strong performance of the health care industry, as a slew of new products was rushed to the market sooner than normal thanks to streamlined approval regulations.

Natural resources, on the other hand, suffered tremendously. Overproduction and poor demand caused oil's price per barrel to plunge considerably. Gold prices also were down in 1998. The financial sector
- a top performer for several years - found 1998 to be a challenge. The financial crises overseas and credit concerns contributed to the poor showing of many brokerage and investment management firms.

FOREIGN STOCK MARKETS

Foreign stock markets posted mixed results in 1998. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australasia, and the Far East - returned 20.27% in 1998. Europe posted the most consistently strong equity markets when compared to other regions, with the MSCI Europe Index up 28.87% for the year. The much-maligned Japanese stock market ended the year on a positive note, thanks in part to long-awaited government intercession on the ailing banking sector's behalf. For the year, the Tokyo Stock Exchange Index (TOPIX) was up 7.76%. 1998 proved to be disastrous for emerging markets. The MSCI Emerging Markets Free Index suffered a -25.34% loss during the period, as the Asian crisis and Russia's currency devaluation and loan defaults played havoc with Latin America, Brazil, Thailand and other emerging-market nations.

U.S. BOND MARKETS

In a year as volatile as 1998, it's not surprising that the performance of the U.S bond market was mostly positive. Still, most of the major bond indexes trailed their returns of 1997, as investors continued to seek out the high returns found in the equity markets. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market - posted a total return of 8.69%. The Lehman Brothers Corporate Bond Index returned 8.57% in 1998. General U.S. Treasury funds were the safe haven of choice in 1998, benefiting from the flight to safety as investors worldwide reacted to global economic concerns. As a result, the yield on the benchmark 30-year Treasury fell to its lowest levels in three decades, tumbling to 5.09% at the end of the period compared to 5.92% at the start of the year.

FOREIGN BOND MARKETS

Typically, continued low inflation and economic growth in the U.S. would help provide a positive backdrop for U.S.-based bonds relative to most foreign bonds. But there was nothing typical about 1998. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned an impressive 15.30% for the 12 months that ended December 31, 1998. Many European nations - particularly France, Italy and Spain - boasted strong performance that helped drive the index's overall return. Not all was rosy in the international bond market, however. In stark contrast to the developed world, the often-volatile emerging debt markets experienced a particularly difficult year, illustrated by the J.P. Morgan Emerging Markets Bond Index return of -11.04% during the period. Once again, the impact of financial and economic woes in Asia and Russia was the primary contributor to the poor performance of emerging markets.

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  LIFE OF FUND
1998

VIP II: CONTRAFUND - "INITIAL   29.98%       28.62%
CLASS"

S&P 500 (registered trademark)  28.58%       30.55%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER LIFE OF FUND
             VIP II Contrafund           S&P 500
             00158                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10890.00                    10975.77
  1995/04/30      11480.00                    11299.00
  1995/05/31      11730.00                    11750.63
  1995/06/30      12490.00                    12023.59
  1995/07/31      13470.00                    12422.30
  1995/08/31      13640.00                    12453.48
  1995/09/30      13940.00                    12979.01
  1995/10/31      13650.00                    12932.68
  1995/11/30      13900.00                    13500.42
  1995/12/31      13971.98                    13760.44
  1996/01/31      14073.30                    14228.85
  1996/02/29      14124.25                    14360.75
  1996/03/31      14584.49                    14499.04
  1996/04/30      15065.18                    14712.76
  1996/05/31      15239.05                    15092.20
  1996/06/30      15116.32                    15149.70
  1996/07/31      14410.62                    14480.39
  1996/08/31      14962.90                    14785.78
  1996/09/30      15597.01                    15617.92
  1996/10/31      16077.71                    16048.66
  1996/11/30      17039.10                    17261.78
  1996/12/31      16936.82                    16919.83
  1997/01/31      17591.38                    17976.98
  1997/02/28      17103.08                    18117.92
  1997/03/31      16660.22                    17373.45
  1997/04/30      17060.91                    18410.65
  1997/05/31      18115.35                    19531.49
  1997/06/30      18906.18                    20406.50
  1997/07/31      20530.03                    22030.24
  1997/08/31      19950.08                    20796.11
  1997/09/30      21299.77                    21935.11
  1997/10/31      20656.56                    21202.48
  1997/11/30      20646.02                    22183.94
  1997/12/31      21025.62                    22564.84
  1998/01/31      21004.53                    22814.41
  1998/02/28      22531.76                    24459.78
  1998/03/31      23627.59                    25712.37
  1998/04/30      23851.23                    25971.03
  1998/05/31      23292.13                    25524.59
  1998/06/30      24544.52                    26561.40
  1998/07/31      24578.06                    26278.52
  1998/08/31      20899.18                    22479.17
  1998/09/30      22118.02                    23919.19
  1998/10/31      22844.85                    25864.77
  1998/11/30      24365.61                    27432.44
  1998/12/31      27328.84                    29013.09
IMATRL PRASUN   SHR__CHT 19981231 19990111 114720 R00000000000051

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $27,329 - a 173.29% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,013 - a 190.13% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF DECEMBER 31, 1998

                         % OF FUND'S INVESTMENTS

MCI WorldCom, Inc.        5.4

Time Warner, Inc.         4.1

Microsoft Corp.           3.1

Tyco International Ltd.   2.9

CVS Corp.                 2.7

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

                    % OF FUND'S INVESTMENTS

TECHNOLOGY           24.5

UTILITIES            13.9

MEDIA & LEISURE      13.4

RETAIL & WHOLESALE   9.5

HEALTH               7.8

ASSET ALLOCATION AS OF DECEMBER 31, 1998*
(% OF FUND'S INVESTMENTS)

Row: 1, Col: 1, Value: 90.7
Row: 1, Col: 2, Value: 2.4
Row: 1, Col: 3, Value: 6.9

Stocks and
equity futures          90.9%
Bonds                    2.4%
Short-term investments   6.7%
*FOREIGN INVESTMENTS     2.6%

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Will Danoff)

An interview with
Will Danoff,
Portfolio Manager of
Contrafund Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, WILL?

A. Very well. For the 12 months that ended December 31, 1998, the fund topped the Standard & Poor's 500 Index, which returned 28.58% during the same period.

Q. WHAT FACTORS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE?

A. The fund's considerable holdings in large-capitalization growth stocks was beneficial. The market environment we've witnessed over the past year has obviously been very volatile and, in times of uncertainty, investors tend to buy stocks of larger, more well-known companies. Large-cap growth stocks accounted for much of the market's gains in 1998 and the fund's stakes in companies such as Microsoft and Tyco International benefited appropriately. For the period, several of the fund's large-cap growth investments in the retail and cable TV areas also turned in strong performances. Retail drugstore chain CVS was a strong contributor, as was Viacom, the media company that operates movie rental chain Blockbuster as well as several popular cable channels.

Q. TECHNOLOGY STOCKS ACCOUNTED FOR ALMOST 25% OF THE FUND'S TOTAL
INVESTMENTS AT THE CLOSE OF THE PERIOD. WHY DID THESE STOCKS APPEAL TO
YOU?

A. Regardless of the external business climate, the technology sector typically contains companies that are growing their earnings rapidly. The outlook for the technology sector turned more positive during the last few months of the year as the Internet emerged as a huge trend for both businesses and consumers. The Internet explosion has stimulated sales of personal computers, networking equipment and servers, and fundamental components such as semiconductors. Technology positions that helped the fund's performance during the period included America Online, Intel and Texas Instruments.

Q. DID YOU FIND OPPORTUNITIES IN ANY COMPANIES OR SECTORS THAT YOU FELT WERE OVERLOOKED OR UNDERVALUED BY THE MARKET DURING THE PERIOD?

A. One relatively overlooked area in the market was mid-sized growth companies. Through the second half of 1998, stocks of larger, well-known companies led the market. Names such as IBM, GE and Lucent Technologies, for example, reached new price highs while the broader market of small- and medium-sized companies languished. In many cases, the share prices of these bigger stocks appreciated much faster than their earnings grew. I tried to take advantage of what I felt was the market's overly pessimistic view of mid-cap stocks by buying or adding to positions in companies in this area. Examples included Unisys, which specializes in information management, and Outdoor Systems, a leader in outdoor advertising. These mid-sized companies were growing faster than their larger brethren, were not as widely held by investors and had lower price-to-earnings ratios. In addition, I felt these companies had good long-term growth potential because of their smaller size.

Q. WHICH OTHER INDIVIDUAL STOCKS PERFORMED WELL? WHICH
PROVED DISAPPOINTING?

A. Time Warner - the fund's second-largest individual holding at the end of the period - continued to reap the benefits of its strong media properties, the successful testing of its cable systems for new businesses such as Internet access and telephony service and management's revitalized concentration on improving returns. Disappointments included Gillette - which suffered from sales declines in several emerging markets despite the introduction of a new razor - and France-based telecommunications company Alcatel.

Q. WHAT'S YOUR OUTLOOK?

A. The U.S. economy appears stable, but we'll need to watch global developments carefully. The embattled Japanese economy is still weak and Europe - which was fairly strong in 1998 - may weaken in 1999. As such, I'll try to emphasize companies with good growth prospects and limited exposure to the weakening world markets. I also will look within the small- and medium-cap stock universes for overlooked growth companies. In particular, I'll keep an eye on companies that - either through internal cost-cutting programs or a new product launch - are expecting improving fundamentals.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark)FUND FACTS

GOAL: to increase the value of the fund's shares over the long term by investing in companies where value is not fully recognized by the public

START DATE: January 3, 1995

SIZE: as of December 31, 1998, more than $6.5 billion

MANAGER: Will Danoff, since inception; joined
Fidelity in 1986

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 90.7%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.1%

AEROSPACE & DEFENSE - 0.1%

Alliant Techsystems, Inc. (a)     74,300                     $ 6,125,106

Orbital Sciences Corp. (a)        23,800                      1,053,150

                                                              7,178,256

DEFENSE ELECTRONICS - 0.0%

REMEC, Inc. (a)                   81,900                      1,474,200

TOTAL AEROSPACE & DEFENSE                                     8,652,456

BASIC INDUSTRIES - 0.4%

CHEMICALS & PLASTICS - 0.3%

Crompton & Knowles Corp.          329,692                     6,820,503

Great Lakes Chemical Corp.        78,100                      3,124,000

MacDermid, Inc.                   80,300                      3,141,738

Sealed Air Corp. (a)              170,425                     8,702,327

                                                              21,788,568

METALS & MINING - 0.1%

Martin Marietta Materials,        51,000                      3,171,563
Inc.

TOTAL BASIC INDUSTRIES                                        24,960,131

CONSTRUCTION & REAL ESTATE -
0.2%

CONSTRUCTION - 0.1%

Ashtead Group PLC                 24,700                      55,982

Centex Corp.                      14,600                      657,913

Jacobs Engineering Group,         82,700                      3,370,025
Inc. (a)

Lennar Corp.                      66,400                      1,676,600

                                                              5,760,520

ENGINEERING - 0.0%

URS Corp. (a)                     27,700                      647,488

REAL ESTATE - 0.0%

ResortQuest International,        192,100                     2,809,463
Inc. (a)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Equity Office Properties Trust    118,300                     2,839,200

Glenborough Realty Trust,         213,600                     4,352,100
Inc.

                                                              7,191,300

TOTAL CONSTRUCTION & REAL                                     16,408,771
ESTATE

DURABLES - 2.1%

AUTOS, TIRES, & ACCESSORIES -
1.8%

Arvin Industries, Inc.            112,000                     4,669,000

Copart, Inc. (a)                  3,100                       100,363

Danaher Corp.                     497,900                     27,042,194

Kroll-O'Gara Co. (a)              652,400                     25,729,025

LucasVarity PLC sponsored ADR     148,900                     4,988,150

SPX Corp.                         738,541                     49,482,247

TRW, Inc.                         32,700                      1,837,331

                                                              113,848,310

CONSUMER DURABLES - 0.0%

Blyth Industries, Inc. (a)        69,000                      2,156,250



                                 SHARES                      VALUE (NOTE 1)

CONSUMER ELECTRONICS - 0.1%

Maytag Corp.                      68,800                     $ 4,282,800

Newell Co.                        91,900                      3,790,875

                                                              8,073,675

HOME FURNISHINGS - 0.0%

Bombay Co., Inc. (The) (a)        159,700                     888,331

Miller (Herman), Inc.             24,100                      647,688

                                                              1,536,019

TEXTILES & APPAREL - 0.2%

Delta Woodside Industries         88,700                      532,200

Quiksilver, Inc. (a)              14,100                      423,000

Shaw Industries, Inc.             211,500                     5,128,875

Stride Rite Corp.                 151,100                     1,322,125

Vans, Inc. (a)                    124,500                     855,938

Warnaco Group, Inc. Class A       166,600                     4,206,650

                                                              12,468,788

TOTAL DURABLES                                                138,083,042

ENERGY - 1.7%

ENERGY SERVICES - 0.0%

Halliburton Co.                   73,000                      2,162,625

OIL & GAS - 1.7%

Amoco Corp.                       259,000                     15,281,000

British Petroleum PLC ADR         330,777                     31,423,815

Chevron Corp.                     150,300                     12,465,506

Conoco, Inc. Class A (a)          69,400                      1,448,725

Exxon Corp.                       393,000                     28,738,125

Mobil Corp.                       220,000                     19,167,500

Tosco Corp.                       146,700                     3,795,863

                                                              112,320,534

TOTAL ENERGY                                                  114,483,159

FINANCE - 7.7%

BANKS - 2.0%

Allied Irish Banks PLC            91,500                      1,638,459

AmSouth Bancorp.                  83,400                      3,805,125

Bank of Ireland, Inc.             63,400                      1,381,346

Bank of New York Co., Inc.        594,500                     23,928,625

Bank One Corp.                    422,400                     21,568,800

BB&T Corp.                        13,800                      556,313

BHI Corp. (non-vtg.) (a)          68,500                      2,106,375

Chase Manhattan Corp.             43,000                      2,926,688

Comerica, Inc.                    15,800                      1,077,363

Fifth Third Bancorp               40,500                      2,888,156

Firstar Corp.                     259,588                     24,206,581

North Fork Bancorp, Inc.          177,193                     4,241,557

U.S. Bancorp                      876,300                     31,108,650

Wells Fargo & Co.                 192,300                     7,679,981

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Westamerica Bancorp.              14,900                     $ 547,575

Zions Bancorp                     22,800                      1,422,150

                                                              131,083,744

CREDIT & OTHER FINANCE - 2.5%

American Express Co.              211,000                     21,574,750

Associates First Capital          2,136,404                   90,530,120
Corp. Class A

Fleet Financial Group, Inc.       14,300                      639,031

Fortis Amev NV                    72,000                      5,959,783

Greenpoint Financial Corp.        379,700                     13,336,963

Household International, Inc.     138,400                     5,484,100

MBNA Corp.                        266,300                     6,640,856

Providian Financial Corp.         274,750                     20,606,250

                                                              164,771,853

FEDERAL SPONSORED CREDIT - 2.3%

Fannie Mae                        1,258,500                   93,129,000

Freddie Mac                       849,500                     54,739,656

                                                              147,868,656

INSURANCE - 0.7%

ACE Ltd.                          38,600                      1,329,288

AFLAC, Inc.                       380,900                     16,759,600

Allstate Corp.                    83,900                      3,240,638

American International Group,     39,525                      3,819,103
Inc.

Medical Assurance, Inc.           16,390                      541,894

Mutual Risk Management Ltd.       258,400                     10,109,900

Progressive Corp.                 57,700                      9,772,938

Zenith National Insurance         127,700                     2,953,063
Corp.

                                                              48,526,424

SAVINGS & LOANS - 0.2%

Astoria Financial Corp.           79,400                      3,632,550

Washington Mutual, Inc.           157,925                     6,030,761

                                                              9,663,311

TOTAL FINANCE                                                 501,913,988

HEALTH - 7.8%

DRUGS & PHARMACEUTICALS - 5.0%

Allergan, Inc.                    211,400                     13,688,150

Alpharma, Inc. Class A            60,200                      2,125,813

Amgen, Inc. (a)                   142,000                     14,847,875

Andrx Corp. (a)                   1,400                       71,750

Biogen, Inc. (a)                  191,600                     15,902,800

Chiron Corp. (a)                  216,900                     5,680,069

Forest Laboratories, Inc. (a)     281,000                     14,945,688

Genentech, Inc. (special) (a)     123,600                     9,849,375

Glaxo Wellcome PLC sponsored      70,600                      4,906,700
ADR

ICOS Corp. (a)                    58,400                      1,737,400

Immunex Corp. (a)                 7,500                       943,594

Lilly (Eli) & Co.                 582,300                     51,751,913

Merck & Co., Inc.                 151,900                     22,433,731

Pfizer, Inc.                      288,200                     36,151,088



                                 SHARES                      VALUE (NOTE 1)

Schering-Plough Corp.             1,078,300                  $ 59,576,075

Sepracor, Inc. (a)                52,700                      4,644,188

Ventana Medical Systems, Inc.     117,000                     2,530,125
(a)

Warner-Lambert Co.                895,900                     67,360,481

                                                              329,146,815

MEDICAL EQUIPMENT & SUPPLIES
- 2.4%

Allegiance Corp.                  139,680                     6,512,580

Arterial Vascular                 14,200                      745,500
Engineering, Inc. (a)

Bard (C.R.), Inc.                 309,900                     15,340,050

Bausch & Lomb, Inc.               49,000                      2,940,000

Baxter International, Inc.        23,700                      1,524,206

Becton, Dickinson & Co.           616,500                     26,316,844

Biomet, Inc.                      95,200                      3,831,800

Cardinal Health, Inc.             733,200                     55,631,550

Guidant Corp.                     146,000                     16,096,500

Haemonetics Corp. (a)             122,200                     2,780,050

Medtronic, Inc.                   57,000                      4,232,250

Sofamor/Danek Group, Inc. (a)     149,300                     18,177,275

Steris Corp. (a)                  15,400                      437,938

Techne Corp. (a)                  7,200                       152,100

                                                              154,718,643

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Hanger Orthopedic Group, Inc.     22,800                      513,000
(a)

Health Management Associates,     1,064,513                   23,020,094
Inc. Class A (a)

                                                              23,533,094

TOTAL HEALTH                                                  507,398,552

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.0%

ELECTRICAL EQUIPMENT - 1.5%

American Power Conversion         475,400                     23,027,188
Corp. (a)

Anixter International, Inc.       3,300                       67,031
(a)

General Instrument Corp. (a)      118,800                     4,031,775

L-3 Communications Holdings,      521,000                     24,259,063
Inc. (a)

Loral Space & Communications      1,174,333                   20,917,807
Ltd. (a)

Philips Electronics NV (NY        149,200                     10,098,975
shares)

Rayovac Corp. (a)                 583,800                     15,580,163

                                                              97,982,002

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.2%

Kaydon Corp.                      40,400                      1,618,525

Mannesmann AG                     152,500                     17,681,956

Mettler-Toledo International,     16,300                      457,419
Inc. (a)

Tyco International Ltd.           2,548,778                   192,273,440

                                                              212,031,340

POLLUTION CONTROL - 0.3%

Republic Services, Inc. Class     461,600                     8,510,750
A (a)

Waste Management, Inc.            221,194                     10,313,170

                                                              18,823,920

TOTAL INDUSTRIAL MACHINERY &                                  328,837,262
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - 13.4%

BROADCASTING - 8.5%

Cablevision Systems Corp.         73,500                     $ 3,688,781
Class A (a)

CBS Corp.                         1,570,515                   51,434,366

Chancellor Media Corp. (a)        73,000                      3,494,875

Clear Channel Communications,     198,700                     10,829,150
Inc. (a)

Comcast Corp.:

Class A (special)                 767,900                     45,066,131

Class A                           549,500                     31,561,906

Cox Communications, Inc.          204,900                     14,163,713
Class A (a)

MediaOne Group, Inc.              433,500                     20,374,500

Metromedia Fiber Network,         156,600                     5,246,100
Inc.  Class A (a)

Scandinavian Broadcasting         181,600                     4,903,200
Corp. (a)

TCA Cable TV, Inc.                229,700                     8,197,419

Tele-Communications, Inc.         1,511,513                   83,605,563
(TCI Group) Series A (a)

Time Warner, Inc.                 4,366,960                   271,024,455

USA Networks, Inc. (a)            31,500                      1,043,438

                                                              554,633,597

ENTERTAINMENT - 2.0%

Premier Parks, Inc. (a)           914,200                     27,654,550

Tele-Communications, Inc.:

(Liberty Media Group) Series      103,900                     4,785,894
A (a)

(TCI Ventures Group) Series A     660,274                     15,557,706
(a)

Viacom, Inc.:

Class A (a)                       353,500                     26,004,344

Class B (non-vtg.) (a)            782,400                     57,897,600

                                                              131,900,094

LEISURE DURABLES & TOYS - 0.1%

Champion Enterprises, Inc. (a)    46,600                      1,275,675

Harley-Davidson, Inc.             86,300                      4,088,463

Mattel, Inc.                      153,300                     3,497,156

                                                              8,861,294

PUBLISHING - 0.2%

Harte Hanks Communications,       130,800                     3,727,800
Inc.

McGraw-Hill Companies, Inc.       33,300                      3,392,438

Reader's Digest Association,      308,400                     7,767,825
Inc.  Class A (non-vtg.)

                                                              14,888,063

RESTAURANTS - 2.6%

Brinker International, Inc.       238,200                     6,878,025
(a)

Darden Restaurants, Inc.          567,500                     10,215,000

McDonald's Corp.                  1,510,100                   115,711,413

Papa John's International,        177,700                     7,841,013
Inc. (a)

Pizzaexpress PLC                  250,800                     3,327,586

Ruby Tuesday, Inc.                65,000                      1,381,250

Sodexho Marriott Services,        21,900                      606,356
Inc. (a)



                                 SHARES                      VALUE (NOTE 1)

Starbucks Corp. (a)               97,300                     $ 5,460,963

Tricon Global Restaurants,        301,900                     15,132,738
Inc. (a)

                                                              166,554,344

TOTAL MEDIA & LEISURE                                         876,837,392

NONDURABLES - 2.0%

AGRICULTURE - 0.0%

Fresh Del Monte Produce Inc.      51,100                      1,108,231
(a)

BEVERAGES - 0.0%

Coca-Cola Co. (The)               18,900                      1,263,938

FOODS - 1.1%

Earthgrains Co.                   353,400                     10,933,313

Flowers Industries, Inc.          300,600                     7,195,612

Heinz (H.J.) Co.                  257,300                     14,569,613

Keebler Foods Co. (a)             450,800                     16,961,350

Quaker Oats Co.                   297,500                     17,701,250

                                                              67,361,138

HOUSEHOLD PRODUCTS - 0.9%

Avon Products, Inc.               42,600                      1,885,050

Clorox Co.                        59,800                      6,985,388

Dial Corp.                        290,900                     8,399,738

First Brands Corp.                153,000                     6,033,938

Gillette Co.                      491,600                     23,750,425

Rubbermaid, Inc.                  388,000                     12,197,750

                                                              59,252,289

TOTAL NONDURABLES                                             128,985,596

PRECIOUS METALS - 0.0%

Franco Nevada Mining Corp.        57,600                      1,104,580
Ltd.

RETAIL & WHOLESALE - 9.5%

APPAREL STORES - 1.4%

Abercrombie & Fitch Co. Class     194,200                     13,739,650
A (a)

AnnTaylor Stores Corp. (a)        115,000                     4,535,313

Charming Shoppes, Inc. (a)        1,479,600                   6,380,775

Gap, Inc.                         892,825                     50,221,406

TJX Companies, Inc.               541,900                     15,715,100

Urban Outfitters, Inc. (a)        18,900                      318,938

                                                              90,911,182

DRUG STORES - 3.0%

CVS Corp.                         3,270,002                   179,850,110

Walgreen Co.                      326,700                     19,132,369

                                                              198,982,479

GENERAL MERCHANDISE STORES -
0.6%

Costco Companies, Inc. (a)        226,800                     16,372,125

Kohls Corp. (a)                   103,500                     6,358,781

Stein Mart, Inc. (a)              184,100                     1,282,947

Wal-Mart Stores, Inc.             154,700                     12,598,381

                                                              36,612,234

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 2.8%

Albertson's, Inc.                 309,200                    $ 19,692,175

American Stores Co.               14,200                      524,513

Fleming Companies, Inc.           177,100                     1,837,413

Kroger Co. (a)                    350,400                     21,199,200

Loblaw Companies Ltd.             59,800                      1,461,300

Meyer (Fred), Inc. (a)            625,050                     37,659,263

Richfood Holdings, Inc. Class     198,200                     4,112,650
A

Safeway, Inc. (a)                 1,526,500                   93,021,094

U.S. Foodservice (a)              74,200                      3,635,800

                                                              183,143,408

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

Action Performance Companies,     40,000                      1,415,000
Inc. (a)

Bed Bath & Beyond, Inc. (a)       106,600                     3,637,725

Circuit City Stores, Inc. -       71,100                      3,550,556
Circuit  City Group

Home Depot, Inc.                  1,113,600                   68,138,400

InterTAN, Inc. (a)                109,600                     637,050

Office Depot, Inc. (a)            338,800                     12,514,425

Staples, Inc. (a)                 482,600                     21,083,588

U.S. Office Products Co.          239,894                     929,589

                                                              111,906,333

TOTAL RETAIL & WHOLESALE                                      621,555,636

SERVICES - 1.5%

ADVERTISING - 1.3%

CMGI, Inc. (a)                    1,600                       170,400

Interpublic Group of              250,900                     20,009,275
Companies, Inc.

Lamar Advertising Co. Class A     414,500                     15,440,125
(a)

Omnicom Group, Inc.               25,200                      1,461,600

Outdoor Systems, Inc. (a)         1,152,488                   34,574,640

Young & Rubicam, Inc. (a)         375,100                     12,143,863

                                                              83,799,903

SERVICES - 0.2%

Abacus Direct Corp. (a)           12,000                      546,000

ACNielsen Corp. (a)               151,300                     4,274,225

APAC Teleservices, Inc. (a)       21,300                      80,541

Forrester Research, Inc. (a)      25,600                      1,120,000

Professional Detailing, Inc.      9,500                       268,375

RCM Technologies, Inc. (a)        2,900                       76,850

Robert Half International,        209,650                     9,368,734
Inc. (a)

Securitas AB Class B              49,600                      770,889

Telespectrum Worldwide, Inc.      121,400                     1,191,238
(a)

                                                              17,696,852

TOTAL SERVICES                                                101,496,755

TECHNOLOGY - 24.5%

COMMUNICATIONS EQUIPMENT - 4.1%

3Com Corp. (a)                    134,200                     6,013,838



                                 SHARES                      VALUE (NOTE 1)

ADC Telecommunications, Inc.      149,400                    $ 5,191,650
(a)

Ascend Communications, Inc.       275,200                     18,094,400
(a)

Cisco Systems, Inc. (a)           1,054,200                   97,842,938

InterVoice, Inc. (a)              112,600                     3,884,700

Level One Communications,         203,000                     7,206,500
Inc. (a)

Lucent Technologies, Inc.         894,100                     98,351,000

Newbridge Networks Corp. (a)      14,100                      429,311

OY Nokia AB sponsored ADR         180,300                     21,714,881

Plantronics, Inc. (a)             50,900                      4,377,400

Tellabs, Inc. (a)                 70,000                      4,799,375

                                                              267,905,993

COMPUTER SERVICES & SOFTWARE
- 10.1%

Acxiom Corp. (a)                  73,500                      2,278,500

America Online, Inc.              728,900                     116,624,000

American Management  Systems,     32,300                      1,292,000
Inc. (a)

Aspect Development, Inc. (a)      73,500                      3,256,969

At Home Corp. Series A (a)        10,700                      794,475

Automatic Data Processing,        504,700                     40,470,631
Inc.

Bisys Group, Inc. (The) (a)       47,200                      2,436,700

BMC Software, Inc.                54,700                      2,437,569

Cadence Design Systems, Inc.      85,100                      2,531,725
(a)

CBT Group PLC sponsored ADR       212,500                     3,160,938
(a)

Ceridian Corp. (a)                548,616                     38,300,255

Check Point Software              100,000                     4,581,250
Technologies Ltd. (a)

Citrix Systems, Inc. (a)          70,800                      6,872,025

Clarify, Inc. (a)                 85,300                      2,084,519

Computer Sciences Corp.           42,800                      2,757,925

Compuware Corp. (a)               297,200                     23,218,750

Convergys Corp. (a)               30,200                      675,725

Dendrite International, Inc.      19,400                      484,394
(a)

DST Systems, Inc. (a)             83,850                      4,784,691

E Trade Group, Inc. (a)           7,200                       336,825

ECI Telecom Ltd.                  68,600                      2,443,875

Electronics for Imaging, Inc.     127,900                     5,116,000
(a)

Engineering Animation, Inc.       5,300                       286,200
(a)

Equant NV (Reg.) (a)              33,700                      2,285,281

Exodus Communications, Inc.       54,500                      3,501,625
(a)

Fiserv, Inc. (a)                  30,100                      1,548,269

Forsoft Ltd. (a) (e)              831,800                     8,629,925

Gerber Scientific, Inc.           19,500                      464,344

IMR Global Corp. (a)              14,300                      420,956

IMS Health, Inc.                  612,500                     46,205,469

Informix Corp. (a)                297,100                     2,933,863

International Integration,        347,400                     5,905,800
Inc. (a)

International Network             27,800                      1,848,700
Services (a)

Intuit, Inc. (a)                  43,700                      3,168,250

Iona Technologies PLC ADR (a)     3,600                       136,800

Learning Co., Inc. (The) (a)      183,200                     4,751,750

Legato Systems, Inc. (a)          96,100                      6,336,594

Lycos, Inc. (a)                   145,100                     8,062,119

Microsoft Corp. (a)               1,451,300                   201,277,169

National Computer Systems,        35,000                      1,295,000
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

NCR Corp. (a)                     100,800                    $ 4,208,400

Networks Associates, Inc. (a)     167,600                     11,103,500

Novell, Inc. (a)                  427,900                     7,755,688

Oracle Corp. (a)                  336,400                     14,507,250

Paychex, Inc.                     3,500                       180,031

Pegasus Systems, Inc. (a)         12,800                      460,800

Policy Management Systems         14,200                      717,100
Corp. (a)

Polycom, Inc. (a)                 133,100                     2,961,475

Progress Software Corp. (a)       68,000                      2,295,000

RealNetworks, Inc. (a)            58,200                      2,087,925

Sabre Group Holdings, Inc.        159,100                     7,079,950
Class A (a)

Siebel Systems, Inc. (a)          124,000                     4,208,250

SunGard Data Systems, Inc. (a)    3,600                       142,875

Synopsys, Inc. (a)                184,400                     10,003,700

Transaction Systems               23,500                      1,175,000
Architects, Inc. Class A (a)

VeriSign, Inc. (a)                79,700                      4,712,263

Veritas Software Corp. (a)        3,500                       209,781

Visual Networks, Inc. (a)         47,000                      1,762,500

Wall Data, Inc. (a)               3,300                       79,200

Whittman-Hart, Inc. (a)           36,400                      1,005,550

Wind River Systems, Inc. (a)      21,800                      1,024,600

Yahoo!, Inc. (a)                  57,200                      13,552,825

                                                              657,231,518

COMPUTERS & OFFICE EQUIPMENT
- 4.3%

Apple Computer, Inc. (a)          162,600                     6,656,438

Bell & Howell Co. (a)             300                         11,344

CDW Computer Centers, Inc. (a)    12,800                      1,228,000

Dell Computer Corp. (a)           576,200                     42,170,638

EMC Corp. (a)                     729,400                     61,999,000

Fore Systems, Inc. (a)            92,600                      1,695,738

International Business            112,800                     20,839,800
Machines Corp.

Lexmark International Group,      80,500                      8,090,250
Inc. (a)

Network Appliance, Inc.           136,800                     6,156,000

Psion PLC                         31,974                      307,856

Seagate Technology, Inc. (a)      495,600                     14,991,900

Silicon Graphics, Inc. (a)        138,000                     1,776,750

Sun Microsystems, Inc. (a)        216,300                     18,520,688

Symbol Technologies, Inc.         360,000                     23,017,500

Unisys Corp. (a)                  1,742,010                   59,990,469

Xerox Corp.                       135,700                     16,012,600

                                                              283,464,971

ELECTRONIC INSTRUMENTS - 1.3%

Applied Materials, Inc. (a)       345,400                     14,744,263

Perkin-Elmer Corp.                197,300                     19,249,081

Teradyne, Inc. (a)                175,800                     7,449,525

Thermo Electron Corp. (a)         684,900                     11,600,494

Thermo Instrument Systems,        162,100                     2,441,631
Inc. (a)



                                 SHARES                      VALUE (NOTE 1)

Varian Associates, Inc.           107,000                    $ 4,052,625

Waters Corp. (a)                  314,800                     27,466,300

                                                              87,003,919

ELECTRONICS - 4.7%

Altera Corp. (a)                  76,900                      4,681,288

AMP, Inc.                         56,300                      2,931,119

Analog Devices, Inc. (a)          63,100                      1,979,763

Applied Micro Circuits Corp.      18,800                      638,613
(a)

C-Cube Microsystems, Inc. (a)     100,700                     2,731,488

Celestica, Inc. (sub-vtg.) (a)    102,100                     2,521,647

Genesis Microchip, Inc. (a)       14,700                      356,475

Intel Corp.                       998,000                     118,325,375

International Rectifier Corp.     137,400                     1,339,650
(a)

Kent Electronics Corp. (a)        197,100                     2,513,025

Linear Technology Corp.           150,000                     13,434,375

Maxim Integrated Products,        153,600                     6,710,400
Inc. (a)

Micron Technology, Inc. (a)       10,100                      510,681

Motorola, Inc.                    332,800                     20,321,600

NeoMagic Corp. (a)                50,200                      1,110,675

PMC-Sierra, Inc. (a)              29,100                      1,836,938

QLogic Corp. (a)                  7,100                       929,213

Rambus, Inc. (a)                  100,900                     9,711,625

Sanmina Corp. (a)                 26,500                      1,656,250

Solectron Corp. (a)               10,200                      947,963

STMicroelectronics NV (a)         70,500                      5,503,406

Texas Instruments, Inc.           741,100                     63,410,369

Uniphase Corp. (a)                124,200                     8,616,375

Vitesse Semiconductor Corp.       701,100                     31,987,688
(a)

Xilinx, Inc. (a)                  28,800                      1,875,600

                                                              306,581,601

TOTAL TECHNOLOGY                                              1,602,188,002

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.5%

Southwest Airlines Co.            748,525                     16,795,030

Viad Corp.                        574,100                     17,438,288

                                                              34,233,318

RAILROADS - 0.1%

Burlington Northern Santa Fe      157,000                     5,298,750
Corp.

TRUCKING & FREIGHT - 0.3%

C.H. Robinson Worldwide, Inc.     193,000                     5,005,938

Swift Transportation Co.,         398,800                     11,178,862
Inc. (a)

                                                              16,184,800

TOTAL TRANSPORTATION                                          55,716,868

UTILITIES - 13.9%

CELLULAR - 1.3%

AirTouch Communications, Inc.     775,500                     55,932,938
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE  (NOTE 1)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

SkyTel Communications, Inc.       488,850                    $ 10,815,806
(a)

Vodafone Group PLC sponsored      100,100                     16,128,613
ADR

                                                              82,877,357

ELECTRIC UTILITY - 0.5%

CMS Energy Corp.                  94,300                      4,567,656

Entergy Corp.                     250,700                     7,803,038

IPALCO Enterprises, Inc.          97,400                      5,399,613

PG&E Corp.                        229,500                     7,229,250

Unicom Corp.                      216,700                     8,356,494

                                                              33,356,051

TELEPHONE SERVICES - 12.1%

ALLTEL Corp.                      685,600                     41,007,450

Ameritech Corp.                   396,100                     25,102,838

AT&T Corp.                        1,421,100                   106,937,775

Bell Atlantic Corp.               669,400                     38,030,288

BellSouth Corp.                   769,600                     38,383,800

Esprit Telecom Group PLC          55,900                      2,613,325
sponsored ADR

Global Crossing Ltd. (a)          91,100                      4,110,888

Global TeleSystems Group,         103,900                     5,792,425
Inc. (a)

GTE Corp.                         571,600                     38,547,275

MCI WorldCom, Inc. (a)            4,903,746                   351,843,741

McLeodUSA, Inc. Class A (a)       115,100                     3,596,875

NEXTLINK Communications, Inc.     38,400                      1,089,600
 Class A (a)

Qwest Communications              1,113,502                   55,675,100
International, Inc. (a)

SBC Communications, Inc.          713,690                     38,271,626

Sprint Corp. (FON Group)          334,000                     28,097,750

Telefonica de Espana SA           20,500                      911,368

Telefonica de Espana SA           20,500                      18,198
rights 12/31/99 (a)

U.S. WEST, Inc.                   166,000                     10,727,750

                                                              790,758,072

TOTAL UTILITIES                                               906,991,480

TOTAL COMMON STOCKS                                           5,935,613,670
(Cost $4,018,826,900)


CONVERTIBLE BONDS - 0.0%

     MOODY'S RATINGS (UNAUDITED) (C)       PRINCIPAL AMOUNT                VALUE  (NOTE 1)

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

Jacor Communications, Inc.        B3       $ 302,000                       $ 268,025
liquid yield option notes
0%, 6/12/11 (Cost $153,710)

U.S. TREASURY OBLIGATIONS -
2.4%

U.S. Treasury Bills, yield at     -         2,200,000                       2,195,408
date of purchase 4.4% to
4.54% 1/21/99 (d)

U.S. Treasury Bonds:

6.125% 11/15/27                   Aaa       1,000,000                       1,119,370

6.5% 11/15/26                     Aaa       39,000,000                      45,349,590

6.75% 8/15/26                     Aaa       36,900,000                      44,205,093

6.875% 8/15/25                    Aaa       36,500,000                      44,239,095

7.625% 2/15/25                    Aaa       15,500,000                      20,377,695

TOTAL U.S. TREASURY OBLIGATIONS                                             157,486,251
(Cost $142,460,526)

CASH EQUIVALENTS - 6.9%

                                             SHARES

Taxable Central Cash Fund (b)               451,467,287                    451,467,287
(Cost $451,467,287)

TOTAL INVESTMENT IN                                                        $ 6,544,835,233
SECURITIES - 100%
(Cost $4,612,908,423)



FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

39 S&P 500 Stock Index  Mar. 1999            $ 12,143,625                         $ 56,143
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN SECURITIES - 0.2%

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $997,913.

(e) Transactions during the period with companies which are or were affiliates are as follows: (see Note 7 of Notes to Financial
Statements)

              PURCHASE  SALES        DIVIDEND  VALUE
AFFILIATE     COST      COST         INCOME
Forsoft Ltd.  $ -       $ 5,437,500  $ -       $ 8,629,925

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $10,336,562,924 and $9,312,066,796, respectively, of which long-term U.S. government and government agency obligations aggregated $419,162,101 and $479,323,141, respectively (see Note 3 of Notes to Financial Statements).

The market value of futures contracts opened and closed during the period amounted to $450,154,040 and $437,277,478, respectively (see
Note 3 of Notes to Financial Statements).

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,493,029 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,699,706,961. Net unrealized appreciation aggregated $1,845,128,272, of which $1,893,495,733 related to appreciated investment securities and $48,367,461 related to depreciated investment securities.

The fund hereby designates approximately $93,262,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities,  at                $ 6,544,835,233
value (cost $4,612,908,423)
- See accompanying schedule

Cash                                          344,405

Foreign currency held at                      372,063
value  (cost $371,552)

Receivable for investments                    14,050,249
sold

Receivable for fund shares                    3,654,053
sold

Dividends receivable                          3,257,304

Interest receivable                           4,499,775

Receivable for daily                          33,150
variation on futures
contracts

Other receivables                             423,282

 TOTAL ASSETS                                 6,571,469,514

LIABILITIES

Payable for investments        $ 17,014,328
purchased

Payable for fund shares         9,908,071
redeemed

Accrued management fee          2,966,694

Distribution fees payable       11,335

Other payables and  accrued     423,406
expenses

 TOTAL LIABILITIES                            30,323,834

NET ASSETS                                   $ 6,541,145,680

Net Assets consist of:

Paid in capital                              $ 4,419,510,321

Undistributed net investment                  30,790,900
income

Accumulated undistributed net                 158,840,397
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   1,932,004,062
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 6,541,145,680

INITIAL CLASS: NET ASSET                      $24.44
VALUE, offering price   and
redemption price per share
($6,388,592,487 (divided by)
261,430,915   shares)

SERVICE CLASS: NET ASSET                      $24.42
VALUE, offering price and
redemption price per share
($152,553,193 (divided by)
6,247,657   shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                                $ 28,607,949
Dividends

Interest                                          35,660,587

 TOTAL INCOME                                     64,268,536

EXPENSES

Management fee                   $ 29,603,506

Transfer agent fees               3,379,452

Distribution fees - Service       60,572
Class

Accounting fees and expenses      822,681

Non-interested trustees'          17,749
compensation

Custodian fees and expenses       430,401

Registration fees                 83,542

Audit                             51,754

Legal                             45,787

Miscellaneous                     567,803

 Total expenses before            35,063,247
reductions

 Expense reductions               (1,873,382)     33,189,865

NET INVESTMENT INCOME                             31,078,671

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized loss on:

 Investment securities            177,510,014
(including   realized gain
(loss) of   ($2,456,447) on
sales of   investments in
affiliated issuers)

 Foreign currency transactions    171,443

 Futures contracts                (789,079)       176,892,378

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,158,329,365

 Assets and liabilities in        37,483
foreign currencies

 Futures contracts                56,143          1,158,422,991

NET GAIN (LOSS)                                   1,335,315,369

NET INCREASE (DECREASE) IN                       $ 1,366,394,040
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                                $ 1,857,964
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                               15,418

                                                 $ 1,873,382

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment      $ 31,078,671                  $ 29,698,431
income

 Net realized gain (loss)       176,892,378                   204,568,956

 Change in net unrealized       1,158,422,991                 450,977,419
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,366,394,040                 685,244,806
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (29,014,734)                  (21,846,321)
From net investment income

 From net realized gain         (213,465,544)                 (57,736,705)

 TOTAL DISTRIBUTIONS            (242,480,278)                 (79,583,026)

Share transactions - net        1,305,641,290                 1,111,825,789
increase (decrease)

  TOTAL INCREASE (DECREASE)     2,429,555,052                 1,717,487,569
IN NET ASSETS

NET ASSETS

 Beginning of period            4,111,590,628                 2,394,103,059

 End of period (including      $ 6,541,145,680               $ 4,111,590,628
undistributed net investment
income of $30,790,900 and
$28,707,467, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1998                   YEAR ENDED DECEMBER 31, 1997

                            SHARES                        DOLLARS          SHARES                        DOLLARS

Share transactions Initial   78,130,341                   $ 1,666,803,775   80,344,594                   $ 1,456,514,379
Class  Sold

  Reinvested                 12,506,721                    242,005,046      4,834,935                     79,583,026

  Redeemed                   (35,242,800)                  (730,882,335)    (23,702,843)                  (427,936,465)

  Net increase (decrease)    55,394,262                   $ 1,177,926,486   61,476,686                   $ 1,108,160,940

 Service Class A  Sold       6,109,863                    $ 128,808,187     186,727                      $ 3,664,849

  Reinvested                 24,559                        475,234          -                             -

  Redeemed                   (73,492)                      (1,568,617)      -                             -

  Net increase (decrease)    6,060,930                    $ 127,714,804     186,727                      $ 3,664,849

Distributions From net                                    $ 28,957,869                                   $ 21,846,321
investment income  Initial
Class

  Service Class                                            56,865                                         -

  Total                                                   $ 29,014,734                                   $ 21,846,321

 From net realized gain                                   $ 213,047,177                                  $ 57,736,705
Initial Class

  Service Class                                            418,367                                        -

  Total                                                   $ 213,465,544                                  $ 57,736,705

                                                          $ 242,480,278                                  $ 79,583,026

 A SERVICE CLASS COMMENCED
SALE OF SHARES NOVEMBER 3,
1997.


FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997         1996         1995 F

Net asset value, beginning of    $ 19.94                   $ 16.56      $ 13.79      $ 10.00
period

Income from Investment
Operations

 Net investment income            .13 D                     .16 D        .14          .06

 Net realized and unrealized      5.54                      3.73         2.76         3.91
gain (loss)

 Total from investment            5.67                      3.89         2.90         3.97
operations

Less Distributions

 From net investment income       (.14)                     (.14)        -            (.06)

 From net realized gain           (1.03)                    (.37)        (.13)        (.12)

 Total distributions              (1.17)                    (.51)        (.13)        (.18)

Net asset value, end of period   $ 24.44                   $ 19.94      $ 16.56      $ 13.79

TOTAL RETURN B, C                 29.98%                    24.14%       21.22%       39.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,388,592               $ 4,107,868  $ 2,394,103  $ 877,000
(000 omitted)

Ratio of expenses to average      .70%                      .71%         .74%         .72%
net assets

Ratio of expenses to average      .66% G                    .68% G       .71% G       .72%
net assets after expense
reductions

Ratio of net investment           .62%                      .90%         1.33%        1.07%
income to average net assets

Portfolio turnover                201%                      142%         178%         132%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997 E

Net asset value, beginning of    $ 19.93                   $ 19.99
period

Income from Investment
Operations

 Net investment income D          .11                       .03

 Net realized and unrealized      5.55                      (.09)
gain (loss)

 Total from investment            5.66                      (.06)
operations

Less Distributions

 From net investment income       (.14)                     -

 From net realized gain           (1.03)                    -

 Total distributions              (1.17)                    -

Net asset value, end of period   $ 24.42                   $ 19.93

TOTAL RETURN B, C                 29.94%                    (.30)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 152,553                 $ 3,722
(000 omitted)

Ratio of expenses to average      .80%                      .81% A
net assets

Ratio of expenses to average      .75% G                    .78% A, G
net assets after expense
reductions

Ratio of net investment           .53%                      1.14% A
income to average net assets

Portfolio turnover                201%                      142%

A ANNUALIZED

B TOTAL RETURNS DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN. Total returns for
periods of less than one
year are not annualized.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FOR THE PERIOD JANUARY 3,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the fund's original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

& Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of futures contracts opened and closed is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .59% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under the Service Class Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee (12b-1 fee). This fee is based on an annual rate of
 .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC $60,572, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class of shares or render shareholder support services. For the period, payments made to third parties under the Plans amounted to $2,270,373 and $85,744 for the Initial Class and Service Class, respectively.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

6. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 26% of the outstanding shares of the fund. In addition, two unaffiliated insurance companies were each record owners of 37% of the total outstanding shares of the fund.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under the caption "Legend" at the end of the fund's schedule of investments.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund II and the
Shareholders of Contrafund Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Contrafund Portfolio (a fund of Variable Insurance Products Fund II) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Contrafund Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS

The Board of Trustees of Contrafund Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

              PAY DATE  RECORD DATE  DIVIDENDS  CAPITAL GAINS
Initial Class 2/5/99    2/5/99       $0.12      $0.88
Service Class 2/5/99    2/5/99       $0.12      $0.88

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect the twelve nominees specified below as Trustees.

                  # OF              % OF
                  SHARES VOTED      SHARES VOTED
RALPH F. COX
Affirmative      216,337,398.075   97.351

Against

Withheld         5,885,789.719     2.649

Abstain

TOTAL            222,223,187.794   100.000

PHYLLIS BURKE DAVIS
Affirmative      216,297,904.205   97.334

Against

Withheld         5,925,283.589     2.666

Abstain

TOTAL            222,223,187.794   100.000

ROBERT M. GATES
Affirmative      215,995,720.208   97.198

Against

Withheld         6,227,467.586     2.802

Abstain

TOTAL            222,223,187.794   100.000

EDWARD C. JOHNSON 3D
Affirmative      216,273,498.973   97.323

Against

Withheld         5,949,688.821     2.677

Abstain

TOTAL            222,223,187.794   100.000

E. BRADLEY JONES
Affirmative      216,172,799.066   97.277

Against

Withheld         6,050,388.728     2.723

Abstain

TOTAL            222,223,187.794   100.000

DONALD J. KIRK
Affirmative     216,376,609.011   97.369

Against

Withheld        5,846,578.783     2.631

Abstain

TOTAL           222,223,187.794   100.000

                # OF              % OF
                SHARES VOTED      SHARES VOTED
PETER S. LYNCH
Affirmative      216,365,236.248   97.364

Against

Withheld         5,857,951.546     2.636

Abstain

TOTAL            222,223,187.794   100.000

WILLIAM O. MCCOY
Affirmative      216,351,060.540   97.358

Against

Withheld         5,872,127.254     2.642

Abstain

TOTAL            222,223,187.794   100.000

GERALD C. MCDONOUGH
Affirmative      216,186,002.909   97.283

Against

Withheld         6,037,184.885     2.717

Abstain

TOTAL            222,223,187.794   100.000

MARVIN L. MANN
Affirmative      216,352,729.847   97.358

Against

Withheld         5,870,457.947     2.642

Abstain

TOTAL            222,223,187.794   100.000

ROBERT C. POZEN
Affirmative      216,344,623.375   97.355

Against

Withheld         5,878,564.419     2.645

Abstain

TOTAL            222,223,187.794   100.000

THOMAS R. WILLIAMS
Affirmative      216,224,242.610   97.300

Against

Withheld         5,998,945.184     2.700

Abstain

TOTAL            222,223,187.794   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

                  # OF             % OF
                 SHARES VOTED      SHARES VOTED
Affirmative     209,295,091.818   94.182

Against         1,733,323.941     .780

Withheld

Abstain         11,194,772.035    5.038

TOTAL           222,223,187.794   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                 # OF             % OF
                SHARES VOTED      SHARES VOTED
Affirmative     203,009,691.196   91.354

Against         5,313,971.650     2.391

Withheld

Abstain         13,899,524.948    6.255

TOTAL           222,223,187.794   100.000

PROPOSAL 4

To approve an amended management contract for the fund.

                # OF               % OF
                SHARES VOTED       SHARES VOTED
Affirmative     203,578,852.721   91.610

Against         3,911,421.764     1.760

Withheld

Abstain         14,732,913.309    6.630

TOTAL           222,223,187.794   100.000

PROPOSAL 9

To amend the fundamental investment limitation concerning diversification for the fund.

                # OF              % OF
                SHARES VOTED      SHARES VOTED
Affirmative     200,869,349.594   90.391

Against         4,950,646.930     2.228

Withheld

Abstain         16,403,191.270    7.381

TOTAL           222,223,187.794   100.000



INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.) Inc.,
 London, England

Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, PRESIDENT

Robert C. Pozen, SENIOR VICE PRESIDENT

Abigail Johnson, VICE PRESIDENT

William Danoff, VICE PRESIDENT

Eric D. Roiter, SECRETARY

Richard A. Silver, TREASURER

Matthew N. Karstetter, DEPUTY TREASURER

John H. Costello, ASSISTANT TREASURER

Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Co.
Boston, MA

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA





VARIABLE INSURANCE PRODUCTS
FUND II: INVESTMENT GRADE BOND PORTFOLIO

(2_FIDELITY_LOGOS)(registered trademark)


ANNUAL REPORT

DECEMBER 31, 1998

CONTENTS

MARKET ENVIRONMENT          3   A review of what happened in
                                world markets during the
                                past 12 months.

PERFORMANCE AND INVESTMENT  4   How the fund has done over
SUMMARY                         time, and an overview of the
                                fund's investments at the
                                end of the period.

FUND TALK                   5   The manager's review of fund
                                performance, strategy  and
                                outlook.

INVESTMENTS                 6   A complete list of the fund's
                                investments with their
                                market values.

FINANCIAL STATEMENTS        13  Statements of assets and
                                liabilities, operations, and
                                 changes in net assets, as
                                well as financial highlights.

NOTES                       15  Notes to the financial
                                statements.

REPORT OF INDEPENDENT       17  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS               18

PROXY VOTING RESULTS        19


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

MARKET ENVIRONMENT

Demonstrating erratic mood swings throughout the period, the sometimes gloomy, sometimes exuberant, oftentimes volatile worldwide stock and bond markets in 1998 will long be remembered for their turbulent behavior. When all was said and done, the U.S. and European stock markets posted impressive returns for the year. Most U.S. bond markets experienced positive - albeit moderate - performance, with U.S. Treasuries ending the year as the overall front-runner. Economic and currency turmoil continued to plague stock and bond performance in Asia and, in particular, emerging markets.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - rose 28.58% for the 12 months that ended December 31, 1998, well above the index's long-term average annual return of about 12%. For the first time in its history, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted double-digit percentage gains in four consecutive years, thanks to an 18.07% increase for the year. Large-cap stocks - particularly in the technology sector - led the U.S. equity market's charge, as once again investors preferred the liquidity and the perceived safety of owning what they know. Small-cap stocks - in comparison - took a beating. The Russell 2000 Index - a popular measure of small stock performance - fell -2.55% for the year.

Throughout the period, the U.S. enjoyed a strong economy. Unemployment averaged 4.5% for the year, the lowest since 1969 and the lowest peacetime level in 41 years. Inflation levels also were low, while interest-rates were stable. In comparison to the economy's relative tranquility, the U.S. stock markets were fluctuating wildly. To illustrate, the Dow typically had fewer than five swings of 5% in each year since 1946. In 1998 alone, the Dow experienced 10 such swings. Much of these gyrations were due to fears about Asia's economic woes, Russia's currency devaluation and loan defaults, and the subsequent consequences on emerging markets. On August 31, the Dow plunged 512.61 points - a loss that erased all previous gains for the year to that point. Faced with global economic chaos, investors began fleeing the equity markets in droves, searching for safer, less volatile havens, particularly U.S. Treasuries. To address the lack of confidence in domestic and global equity markets, the U.S. Federal Reserve Board stepped in with three separate 0.25% interest-rate cuts during the fall. Those cuts helped boost confidence in the U.S. economy, and stocks began to quickly ascend to their former lofty levels, culminating in a new Dow record of 9374.27 on November 23, 1998.

On a sector-by-sector basis, technology stocks reigned supreme in 1998, thanks in large part to the skyrocketing Internet industry. For the year, nine of the top 10 best-performing stocks in the S&P 500 were technology stocks. The health care sector was another big winner. Pharmaceuticals helped drive the strong performance of the health care industry, as a slew of new products was rushed to the market sooner than normal thanks to streamlined approval regulations.

Natural resources, on the other hand, suffered tremendously. Overproduction and poor demand caused oil's price per barrel to plunge considerably. Gold prices also were down in 1998. The financial sector
- a top performer for several years - found 1998 to be a challenge. The financial crises overseas and credit concerns contributed to the poor showing of many brokerage and investment management firms.

FOREIGN STOCK MARKETS

Foreign stock markets posted mixed results in 1998. The Morgan Stanley Capital International (MSCI) EAFE Index - which measures stock performance in Europe, Australasia, and the Far East - returned 20.27% in 1998. Europe posted the most consistently strong equity markets when compared to other regions, with the MSCI Europe Index up 28.87% for the year. The much-maligned Japanese stock market ended the year on a positive note, thanks in part to long-awaited government intercession on the ailing banking sector's behalf. For the year, the Tokyo Stock Exchange Index (TOPIX) was up 7.76%. 1998 proved to be disastrous for emerging markets. The MSCI Emerging Markets Free Index suffered a -25.34% loss during the period, as the Asian crisis and Russia's currency devaluation and loan defaults played havoc with Latin America, Brazil, Thailand and other emerging-market nations.

U.S. BOND MARKETS

In a year as volatile as 1998, it's not surprising that the performance of the U.S bond market was mostly positive. Still, most of the major bond indexes trailed their returns of 1997, as investors continued to seek out the high returns found in the equity markets. For the year, the Lehman Brothers Aggregate Bond Index - a broad measure of the performance of the U.S. taxable bond market - posted a total return of 8.69%. The Lehman Brothers Corporate Bond Index returned 8.57% in 1998. General U.S. Treasury funds were the safe haven of choice in 1998, benefiting from the flight to safety as investors worldwide reacted to global economic concerns. As a result, the yield on the benchmark 30-year Treasury fell to its lowest levels in three decades, tumbling to 5.09% at the end of the period compared to 5.92% at the start of the year.

FOREIGN BOND MARKETS

Typically, continued low inflation and economic growth in the U.S. would help provide a positive backdrop for U.S.-based bonds relative to most foreign bonds. But there was nothing typical about 1998. The Salomon Brothers World Government Bond Index - a measure of government bond market performance in developed nations - returned an impressive 15.30% for the 12 months that ended December 31, 1998. Many European nations - particularly France, Italy and Spain - boasted strong performance that helped drive the index's overall return. Not all was rosy in the international bond market, however. In stark contrast to the developed world, the often-volatile emerging debt markets experienced a particularly difficult year, illustrated by the J.P. Morgan Emerging Markets Bond Index return of -11.04% during the period. Once again, the impact of financial and economic woes in Asia and Russia was the primary contributor to the poor performance of emerging markets.

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

VIP II: INVESTMENT GRADE BOND    8.85%        6.70%         8.36%

LB Aggregate Bond                8.69%        7.27%         9.26%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

(checkmark)UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 OVER 10 YEARS
             VIP II:  Investment Grade   LB Aggregate Bond
             00155                       LB001
  1988/12/31      10000.00                    10000.00
  1989/01/31      10086.92                    10144.00
  1989/02/28      10109.25                    10070.96
  1989/03/31      10172.02                    10114.27
  1989/04/30      10285.31                    10325.66
  1989/05/31      10399.91                    10597.22
  1989/06/30      10600.00                    10919.38
  1989/07/31      10765.35                    11151.96
  1989/08/31      10679.56                    10986.91
  1989/09/30      10721.69                    11042.94
  1989/10/31      10887.69                    11314.60
  1989/11/30      10981.36                    11422.09
  1989/12/31      11026.21                    11452.93
  1990/01/31      11001.11                    11316.64
  1990/02/28      11063.52                    11352.85
  1990/03/31      11097.11                    11360.80
  1990/04/30      11101.82                    11256.28
  1990/05/31      11276.11                    11589.47
  1990/06/30      11364.07                    11776.06
  1990/07/31      11476.89                    11938.57
  1990/08/31      11475.79                    11778.59
  1990/09/30      11520.66                    11876.35
  1990/10/31      11521.38                    12027.18
  1990/11/30      11590.77                    12285.77
  1990/12/31      11711.43                    12477.42
  1991/01/31      11735.04                    12632.14
  1991/02/28      11853.10                    12739.52
  1991/03/31      12053.80                    12827.42
  1991/04/30      12230.89                    12965.95
  1991/05/31      12325.33                    13041.16
  1991/06/30      12348.94                    13034.64
  1991/07/31      12455.20                    13215.82
  1991/08/31      12714.93                    13501.28
  1991/09/30      12951.04                    13775.36
  1991/10/31      13092.71                    13928.26
  1991/11/30      13234.39                    14056.40
  1991/12/31      13629.42                    14473.88
  1992/01/31      13494.11                    14277.03
  1992/02/29      13567.97                    14369.83
  1992/03/31      13543.27                    14289.36
  1992/04/30      13642.04                    14392.25
  1992/05/31      13851.92                    14664.26
  1992/06/30      14012.41                    14866.63
  1992/07/31      14296.36                    15169.91
  1992/08/31      14382.78                    15323.12
  1992/09/30      14555.62                    15505.47
  1992/10/31      14370.44                    15299.24
  1992/11/30      14333.40                    15302.30
  1992/12/31      14536.36                    15545.61
  1993/01/31      14841.14                    15844.09
  1993/02/28      15093.07                    16121.36
  1993/03/31      15159.39                    16189.07
  1993/04/30      15252.23                    16302.39
  1993/05/31      15278.75                    16323.58
  1993/06/30      15570.53                    16619.04
  1993/07/31      15676.64                    16713.77
  1993/08/31      15955.15                    17006.26
  1993/09/30      16034.73                    17052.18
  1993/10/31      16114.31                    17115.27
  1993/11/30      16034.73                    16969.79
  1993/12/31      16129.93                    17061.43
  1994/01/31      16312.59                    17291.76
  1994/02/28      16045.19                    16990.88
  1994/03/31      15678.93                    16571.21
  1994/04/30      15538.06                    16438.64
  1994/05/31      15495.80                    16436.99
  1994/06/30      15453.53                    16400.83
  1994/07/31      15707.10                    16727.21
  1994/08/31      15721.19                    16747.28
  1994/09/30      15552.14                    16501.09
  1994/10/31      15566.23                    16486.24
  1994/11/30      15594.40                    16449.97
  1994/12/31      15523.97                    16563.48
  1995/01/31      15749.36                    16891.44
  1995/02/28      16053.30                    17293.45
  1995/03/31      16155.46                    17398.94
  1995/04/30      16374.37                    17642.53
  1995/05/31      17031.09                    18325.29
  1995/06/30      17162.44                    18459.07
  1995/07/31      17104.06                    18418.46
  1995/08/31      17308.38                    18641.32
  1995/09/30      17468.91                    18822.14
  1995/10/31      17702.41                    19066.83
  1995/11/30      17965.10                    19352.83
  1995/12/31      18213.20                    19623.77
  1996/01/31      18329.95                    19753.29
  1996/02/29      17995.20                    19409.58
  1996/03/31      17857.01                    19273.71
  1996/04/30      17749.53                    19165.78
  1996/05/31      17718.82                    19127.45
  1996/06/30      17933.78                    19383.76
  1996/07/31      17979.84                    19436.09
  1996/08/31      17964.49                    19403.05
  1996/09/30      18256.22                    19740.67
  1996/10/31      18655.43                    20178.91
  1996/11/30      18962.52                    20523.97
  1996/12/31      18793.62                    20333.09
  1997/01/31      18839.68                    20396.13
  1997/02/28      18864.60                    20447.12
  1997/03/31      18668.78                    20220.15
  1997/04/30      18946.20                    20523.46
  1997/05/31      19093.07                    20718.43
  1997/06/30      19321.53                    20964.98
  1997/07/31      19843.74                    21531.03
  1997/08/31      19664.23                    21348.02
  1997/09/30      19957.97                    21663.97
  1997/10/31      20219.07                    21978.10
  1997/11/30      20268.03                    22079.20
  1997/12/31      20496.49                    22302.20
  1998/01/31      20757.59                    22587.67
  1998/02/28      20743.06                    22569.60
  1998/03/31      20829.13                    22646.33
  1998/04/30      20932.42                    22764.09
  1998/05/31      21121.77                    22980.35
  1998/06/30      21293.92                    23175.68
  1998/07/31      21345.56                    23224.35
  1998/08/31      21603.77                    23602.91
  1998/09/30      22137.41                    24155.22
  1998/10/31      22016.91                    24027.20
  1998/11/30      22206.27                    24164.15
  1998/12/31      22309.55                    24236.64
IMATRL PRASUN   SHR__CHT 19981231 19990111 115148 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Variable Insurance Products Fund II: Investment Grade Bond Portfolio on December 31, 1988. By December 31, 1998, the value of the investment would have grown to $22,310 - a 123.10% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,237 - a 142.37% increase.

INVESTMENT SUMMARY

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1998

(MOODY'S RATINGS)  % OF FUND'S INVESTMENTS

Aaa                 45.1

Aa                  2.0

A                   10.5

Baa                 20.0

Ba                  1.5

B                   0.0

Not rated           0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1998

Years   8.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1998

                    % OF FUND'S INVESTMENTS

Finance              12.5

Media & Leisure      4.5

Utilities            3.1

Nondurables          1.8

Retail & Wholesale   1.7

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Investment Grade Bond Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, KEVIN?

A. For the 12-month period that ended December 31, 1998, the fund performed in line with the Lehman Brothers Aggregate Bond Index, which returned 8.69% in that time frame.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE YEAR?

A. 1998 was an extraordinarily interesting year in the capital markets, with dramatic changes occurring. Change can often present opportunities for our style of management, in which we look for relative value. Market volatility can create relative value by changing prices of certain types of bonds. In the background, the U.S. economy was strong throughout 1998, but the economic implosion in Asia continued to cause concern. The Russian devaluation and bond default in August threw the capital markets into a significant correction, climaxing in the near-collapse of Long-Term Capital Management. Long-Term Capital is a hedge fund that uses great amounts of borrowed money to invest, principally in the bond markets. If it had gone bankrupt, it would have changed the financial landscape. The Federal Reserve intervened and encouraged major investment banks to come to the rescue. The Federal Reserve also cut short-term interest rates three times late in the period. As a result, the market volatility passed without significant damage as the Fed provided the liquidity and the confidence for a return to more balanced capital markets.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES IN THIS ENVIRONMENT?

A. We tried to take advantage of relative values created by the market volatility to which Long-Term Capital contributed. Long-Term Capital Management primarily invests in bonds, including the types of bonds that we buy. The difference is the hedge fund uses borrowed money whereas we use no leverage. When you are highly leveraged, any adverse change in bond prices can hurt you deeply, and have a ripple effect on the bond market. Fortunately, our portfolio was only a little overweight in corporate bonds, principally in defensive, non-cyclical sectors likely to be less affected by volatility. The portfolio was hurt, but only slightly. However, when corporate bonds became attractively priced later in the period, we were able to sell Treasuries and buy corporates at very good prices. Prior to the market correction in August, we had about 30% of the fund's assets invested in corporate bonds, compared to the 21% corporate-bond position in the Lehman Brothers Aggregate Bond Index. By the end of the period, we had increased the fund's emphasis to about 33% in corporate bonds. The story was similar for mortgage securities. Throughout the year, we averaged about 25% of the fund's assets in mortgages, whereas 31% of the index is in mortgages. By the end of the fiscal year, our weighting in mortgage securities was about 34%. In general, as we sold Treasuries and bought corporate or mortgage securities, we also picked up a yield advantage. Over time, this should continue to help performance of the fund. As is our policy, we kept interest rate-sensitivity, or duration, consistent with our benchmark. At the end of the year, duration was 4.6 years.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. My primary disappointment was that I did not own fewer corporate bonds before the volatility in August. Even the good bonds were hurt. Up until August, I had dealt with the risk of corporate bonds primarily by emphasizing defensive sectors, such as banks, telephone utilities and cable television companies. However, even these sectors were hurt in the capital crunch of August and September.

Q. WHAT IS YOUR OUTLOOK FOR THE BOND MARKET, KEVIN?

A. The outlook is very good for both corporate bonds and mortgages, both of which still offer excellent relative value when compared to Treasury bonds. We think in terms of spreads - or the differences in yields. By historical standards, at the end of the fiscal year the spreads were very wide between the yields of both corporate bonds and mortgages and the yields of Treasury bonds. We didn't see the credit risk to justify these wide spreads. The market offered attractive relative value. In addition, I think interest rates will be stable during 1999. This is a good environment for us, providing the opportunity to use our expertise in credit analysis to pick bonds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

(checkmark)FUND FACTS

GOAL: seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital

START DATE: December 5, 1988

SIZE: as of December 31, 1998, more than $674 million

MANAGER: Kevin Grant, since 1997; joined
Fidelity in 1993

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO

INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 30.8%

     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.4%

DEFENSE ELECTRONICS - 0.4%

Raytheon Co. 6.45% 8/15/02        Baa1      $ 3,000,000                     $ 3,076,860

BASIC INDUSTRIES - 1.2%

CHEMICALS & PLASTICS - 0.7%

Monsanto Co. 5.75% 12/1/05 (c)    A2         5,000,000                       4,971,500

PACKAGING & CONTAINERS - 0.5%

Owens-Illinois, Inc.:

7.15% 5/15/05                     Ba1        1,200,000                       1,206,106

7.35% 5/15/08                     Ba1        1,150,000                       1,179,529

7.8% 5/15/18                      Ba1        1,400,000                       1,412,355

                                                                             3,797,990

TOTAL BASIC INDUSTRIES                                                       8,769,490

CONSTRUCTION & REAL ESTATE -
1.2%

REAL ESTATE INVESTMENT TRUSTS
- 1.2%

CenterPoint Properties Trust.     Baa2       510,000                         484,429
6.75% 4/1/05

EOP Operating LP:

6.625% 2/15/05                    Baa1       4,500,000                       4,411,035

6.75% 2/15/08                     Baa1       4,020,000                       3,952,866

                                                                             8,848,330

DURABLES - 0.2%

TEXTILES & APPAREL - 0.2%

Levi Strauss & Co. 7% 11/1/06     Baa3       2,000,000                       1,833,000
(c)

ENERGY - 0.9%

OIL & GAS - 0.9%

Petro-Canada, Inc. 7% 11/15/28    A3         1,850,000                       1,824,322

Petroleum Geo-Services ASA:

yankee 6.25% 11/19/03 (c)         Baa3       3,180,000                       3,149,154

7.125% 3/30/28                    Baa3       1,700,000                       1,588,463

                                                                             6,561,939

FINANCE - 12.5%

BANKS - 4.4%

ABN-Amro Bank NV, Chicago         A1         1,000,000                       1,027,400
6.625% 10/31/01

BankAmerica Corp. 10% 2/1/03      Aa3        200,000                         231,748

BankBoston NA 6.375% 3/25/08      A2         6,000,000                       6,019,320

BanPonce Corp.:

5.75% 3/1/99                      A3         370,000                         370,244

6.378% 4/8/99                     A3         430,000                         430,989



     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1        $ 2,400,000                     $ 2,399,664

5.95% 7/15/01                     A1         2,700,000                       2,718,360

Capital One Bank:

6.375% 2/15/03                    Baa3       1,130,000                       1,125,955

6.42% 11/12/99                    Baa3       2,000,000                       1,994,880

Capital One Financial Corp.       Ba1        1,290,000                       1,278,932
7.125% 8/1/08

Chase Manhattan Corp. 8.5%        A1         1,160,000                       1,255,990
2/15/02

Citicorp 7.2% 6/15/07             A1         7,600,000                       8,261,428

First Maryland Bancorp            A3         500,000                         514,050
10.375% 8/1/99

Kansallis-Osake-Pankki, New       A3         260,000                         292,292
York 10% 5/1/02

MBNA Corp.:

6.34% 6/2/03                      Baa2       350,000                         346,395

6.875% 11/15/02                   Baa2       1,750,000                       1,760,185

NB Capital Trust IV 8.25%         Aa2        1,990,000                       2,255,904
4/15/27

Union Planters Corp. 6.75%        Baa2       400,000                         418,212
11/1/05

Union Planters National Bank      A3         500,000                         510,250
6.81% 8/20/01

                                                                             33,212,198

CREDIT & OTHER FINANCE - 7.1%

Ahmanson Capital Trust I          A3         1,125,000                       1,259,989
8.36% 12/1/26 (c)

Associates Corp. of North
America:

6% 4/15/03                        Aa3        1,150,000                       1,169,642

6% 7/15/05                        Aa3        5,000,000                       5,073,950

AT&T Capital Corp.:

6.41% 8/13/99                     Baa3       1,000,000                       1,004,550

7.5% 11/15/00                     Baa3       3,020,000                       3,056,965

Bank of New York Co., Inc.        A1         1,000,000                       1,167,790
Capital I 7.97% 12/31/26

BankBoston Capital Trust II       A2         1,080,000                       1,099,591
7.75% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         1,230,000                       1,319,200

Chase Capital I 7.67% 12/1/26     Aa3        2,020,000                       2,173,803

Chrysler Financial Corp.          A2         4,400,000                       4,416,016
5.69% 11/15/01

ERP Operating LP 6.55%            A3         1,150,000                       1,151,162
11/15/01

Finova Capital Corp. 6.27%        Baa1       400,000                         400,420
9/29/00

First Security Capital I          A3         1,210,000                       1,334,836
8.41% 12/15/26

First Union Institutional         BBB+       6,200,000                       6,828,494
Capital I 8.04% 12/1/26

Fleet Capital Trust II 7.92%      A2         400,000                         444,200
12/11/26

NONCONVERTIBLE BONDS -
CONTINUED

     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Ford Motor Credit Co. 5.125%      A1        $ 7,000,000                     $ 6,966,400
10/15/01

General Electric Capital          Aaa        1,000,000                       1,003,820
Corp. 6.94% 4/13/09 (b)

GS Escrow Corp. 7.125% 8/1/05     Ba1        6,250,000                       6,135,250

KeyCorp Institutional Capital     A1         800,000                         876,064
A 7.826% 12/1/26

Morgan (J.P.) Capital Trust       A1         1,120,000                       1,214,528
II 7.95% 2/1/27

PNC Institutional Capital         A2         1,000,000                       1,118,020
Trust 8.315% 5/15/27 (c)

Sears Credit Account Master       Aaa        833,333                         842,183
Trust II 7% 1/15/04

Spieker Properties LP 6.75%       Baa2       2,000,000                       1,960,420
1/15/08

Sprint Capital Corp. 5.7%         Baa1       1,480,000                       1,480,163
11/15/03

                                                                             53,497,456

INSURANCE - 0.4%

Executive Risk Capital Trust      Baa3       1,750,000                       1,710,800
8.675% 2/1/27

Nationwide Mutual Insurance       A1         130,000                         133,773
Co. 6.5% 2/15/04 (c)

SunAmerica, Inc. 6.2% 10/31/99    Baa1       1,000,000                       1,007,650

                                                                             2,852,223

SAVINGS & LOANS - 0.5%

Great Western Finance Trust       A3         2,500,000                       2,820,250
II 8.206% 2/1/27

Long Island Savings Bank FSB      Baa3       750,000                         748,380
6.2% 4/2/01

                                                                             3,568,630

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.6%          A3         900,000                         922,068
5/15/05

TOTAL FINANCE                                                                94,052,575

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.0%

Tyco International Group SA:

yankee 6.125% 6/15/01             Baa1       2,500,000                       2,524,075

6.125% 11/1/08 (c)                Baa1       5,000,000                       4,906,150

                                                                             7,430,225



     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

POLLUTION CONTROL - 0.6%

WMX Technologies, Inc.:

6.25% 4/1/99                      Baa3      $ 1,200,000                     $ 1,202,040

7.1% 8/1/26                       Baa3       3,000,000                       3,193,800

                                                                             4,395,840

TOTAL INDUSTRIAL MACHINERY &                                                 11,826,065
EQUIPMENT

MEDIA & LEISURE - 4.5%

BROADCASTING - 2.2%

Clear Channel Communications,     Baa3       6,000,000                       6,004,800
Inc. 7.25% 10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       110,000                         122,057

9% 9/1/08                         Baa3       910,000                         1,076,330

TCI Communications, Inc.:

8.25% 1/15/03                     Baa3       90,000                          98,766

9.8% 2/1/12                       Baa3       1,255,000                       1,675,877

8.75% 8/1/15                      Baa3       2,600,000                       3,229,954

Time Warner, Inc.:

6.625% 5/15/29                    Baa3       1,200,000                       1,220,952

6.875% 6/15/18                    Baa3       920,000                         963,755

8.18% 8/15/07                     Baa3       2,000,000                       2,317,100

                                                                             16,709,591

ENTERTAINMENT - 0.9%

Viacom, Inc. 7.75% 6/1/05         Baa3       6,400,000                       6,942,912

PUBLISHING - 1.4%

News America, Inc.:

6.625% 1/9/08                     Baa3       210,000                         215,817

7.25% 5/18/18                     Baa3       3,000,000                       3,065,040

Time Warner Entertainment Co.     Baa2       6,000,000                       7,283,880
LP 8.375% 3/15/23

                                                                             10,564,737

RESTAURANTS - 0.0%

Darden Restaurants, Inc.          Baa1       160,000                         154,688
6.375% 2/1/06

TOTAL MEDIA & LEISURE                                                        34,371,928

NONDURABLES - 1.8%

BEVERAGES - 1.2%

Seagram Co. Ltd.:

yankee 6.875% 9/1/23              Baa3       350,000                         322,000

8.35% 1/15/22                     Baa3       220,000                         235,950

Seagram J E & Sons, Inc.:

6.625% 12/15/05                   Baa3       5,000,000                       4,970,000

7% 4/15/08                        Baa3       330,000                         331,238

7.6% 12/15/28                     Baa3       3,000,000                       3,010,500

                                                                             8,869,688

NONCONVERTIBLE BONDS -
CONTINUED

     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - 0.2%

ConAgra, Inc. 7.125% 10/1/26      Baa1      $ 1,270,000                     $ 1,347,026

TOBACCO - 0.4%

Philip Morris Companies, Inc.     A2         3,000,000                       3,194,970
6.95% 6/1/06

TOTAL NONDURABLES                                                            13,411,684

RETAIL & WHOLESALE - 1.7%

DRUG STORES - 0.8%

Rite Aid Corp. 6% 12/15/05 (c)    Baa1       6,000,000                       6,000,000

GENERAL MERCHANDISE STORES -
0.5%

Dayton Hudson Corp. 6.4%          A3         500,000                         514,775
2/15/03

Federated Department Stores,      Baa2       3,000,000                       3,308,940
Inc. 8.5% 6/15/03

                                                                             3,823,715

GROCERY STORES - 0.4%

American Stores Co. 7.5%          Baa2       1,400,000                       1,559,698
5/1/37

Kroger Co. 6% 7/1/00              Baa3       1,700,000                       1,711,152

                                                                             3,270,850

TOTAL RETAIL & WHOLESALE                                                     13,094,565

TECHNOLOGY - 0.8%

COMPUTERS & OFFICE EQUIPMENT
- 0.8%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1       3,200,000                       3,213,856

6.45% 11/13/00                    Baa1       3,000,000                       3,056,670

                                                                             6,270,526

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.2%

Delta Air Lines, Inc.             Baa1       396,598                         434,171
equipment trust certificate
8.54% 1/2/07

United Air Lines, Inc. 9%         Baa3       1,100,000                       1,210,539
12/15/03

                                                                             1,644,710

RAILROADS - 0.7%

Burlington Northern Santa Fe      Baa2       3,000,000                       3,112,170
Corp. 6.53% 7/15/37

Norfolk Southern Corp. 7.05%      Baa1       1,700,000                       1,839,111
5/1/37

                                                                             4,951,281

TOTAL TRANSPORTATION                                                         6,595,991



     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - 3.1%

CELLULAR - 0.7%

Cable & Wireless                  Baa1      $ 5,540,000                     $ 5,542,438
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 1.3%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                  Baa2       1,500,000                       1,521,600

7.05% 12/11/07 (c)                Baa2       3,000,000                       3,141,360

British Columbia Hydro &          Aa2        360,000                         376,484
Power Authority yankee 12.5%
1/15/14

DR Investments UK PLC yankee      A2         1,500,000                       1,560,150
7.1% 5/15/02 (c)

Israel Electric Corp. Ltd.        A3         2,400,000                       2,195,232
7.75% 12/15/27 (c)

Texas Utilities Co. 6.375%        Baa3       990,000                         1,001,801
1/1/08

                                                                             9,796,627

GAS - 0.4%

Mitchell Energy & Development     Baa3       1,730,000                       1,746,919
Corp. 8% 7/15/99

Southwest Gas Corp. 9.75%         Baa2       1,000,000                       1,116,420
6/15/02

                                                                             2,863,339

TELEPHONE SERVICES - 0.7%

MCI WorldCom, Inc.:

6.4% 8/15/05                      Baa2       3,000,000                       3,117,960

9.375% 1/15/04                    Baa2       1,743,000                       1,805,870

                                                                             4,923,830

TOTAL UTILITIES                                                              23,126,234

TOTAL NONCONVERTIBLE BONDS                                                   231,839,187
(Cost $227,526,158)

U.S. GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - 9.5%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 2.8%

Fannie Mae:

5.75% 6/15/05                     Aaa        2,250,000                       2,323,125

6.15% 1/13/00                     Aaa        525,000                         531,400

6.74% 5/13/04                     Aaa        375,000                         400,770

Federal Agricultural Mortgage     Aaa        10,000                          10,894
Corp. 7.01% 2/10/05

Federal Home Loan Bank:

6.46% 12/15/04                    Aaa        1,745,000                       1,849,700

7.31% 6/16/04                     Aaa        4,155,000                       4,554,254

7.36% 7/1/04                      Aaa        3,100,000                       3,407,086

7.38% 8/5/04                      Aaa        110,000                         121,155

U.S. GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS - CONTINUED

     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Federal Home Loan Bank: -
continued

7.46% 9/9/04                      Aaa       $ 50,000                        $ 55,336

7.56% 9/1/04                      Aaa        310,000                         344,633

7.59% 3/10/05                     Aaa        10,000                          11,205

7.7% 9/20/04                      Aaa        40,000                          44,762

8.09% 12/28/04                    Aaa        10,000                          11,425

Freddie Mac:

6.77% 9/15/02                     Aaa        150,000                         159,249

8% 1/26/05                        Aaa        520,000                         592,556

8.115% 1/31/05                    Aaa        1,140,000                       1,306,007

Government Loan Trusts            Aaa        1,697,539                       1,897,967
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of  Trust guaranteed
by  U.S. Government  through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        750,494                         799,014

Class 2-E 9.4% 5/15/02            Aaa        626,551                         662,264

Class T-3, 9.625% 5/15/02         Aaa        41,181                          43,520

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by  U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04      Aaa        5,333                           5,338

Series 1993 D, 5.23% 5/15/05      Aaa        11,064                          11,064

Series 1994 A, 7.12% 4/15/06      Aaa        7,194                           7,651

Series 1994 C, 6.61% 9/15/99      Aaa        18,147                          18,234

Guaranteed Trade Trust            Aaa        7,257                           7,821
Certificates (assets of
Trust guaranteed by  U.S.
Government through
Export-Import Bank)  Series
1994 B, 7.5% 1/26/06

Israel Export Trust               Aaa        10,588                          10,915
Certificates (assets of
Trust guaranteed by  U.S.
Government through
Export-Import Bank)  Series
1994 1, 6.88% 1/26/03



     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

Overseas Private Investment       Aaa       $ 124,425                       $ 128,496
Corp. U.S. Government
guaranteed participation
certificate Series 1994 195,
6.08% 8/15/04 (callable)

Private Export Funding Corp.
secured:

5.65% 3/15/03                     Aaa        182,250                         184,333

6.86% 4/30/04                     Aaa        1,260,508                       1,312,750

U.S. Department of Housing        Aaa        415,000                         464,717
and Urban Development
government guaranteed
participation certificates
Series 1995 A, 8.27% 8/1/03

TOTAL U.S. GOVERNMENT AGENCY                                                 21,277,641
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
6.7%

U.S. Treasury Bond:

6.125% 11/15/27                   Aaa        3,800,000                       4,253,606

6.875% 8/15/25                    Aaa        9,545,000                       11,568,826

7.625% 2/15/25                    Aaa        7,160,000                       9,413,180

8.75% 5/15/17                     Aaa        12,310,000                      17,124,318

8.875% 8/15/17                    Aaa        995,000                         1,401,547

13.875% 5/15/11 (callable)        Aaa        30,000                          46,420

U.S. Treasury Notes 7.5%          Aaa        6,120,000                       6,580,897
11/15/01

TOTAL U.S. TREASURY                                                          50,388,794
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    71,666,435
GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,203,995)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 32.5%



FANNIE MAE - 29.6%

6% 2/1/11 to 6/1/11               Aaa        3,737,964                       3,748,650

6% 1/1/14 (d)                     Aaa        1,200,000                       1,203,000

6% 2/1/14 (d)                     Aaa        5,700,000                       5,707,125

6% 1/1/28 (d)                     Aaa        6,000,000                       5,923,125

6% 1/1/29 (d)                     Aaa        4,000,000                       3,948,750

6.345% 3/1/99                     Aaa        42,813                          42,372

6.5% 2/1/10 to 11/1/28            Aaa        122,151,593                     122,958,864

6.5% 1/1/29 (d)                   Aaa        3,000,000                       3,020,625

6.5% 2/1/29 (d)                   Aaa        44,000,000                      44,247,522

7% 1/1/29 (d)                     Aaa        24,400,000                      24,895,626

7.5% 3/1/28                       Aaa        212,031                         217,860

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

8% 3/1/24 to 12/1/27              Aaa       $ 1,774,551                     $ 1,843,294

8.5% 3/1/25 to 7/1/27             Aaa        5,341,755                       5,593,779

TOTAL FANNIE MAE                                                             223,350,592

FREDDIE MAC - 0.6%

7% 5/1/01                         Aaa        73,905                          74,367

8.5% 3/1/20 to 1/1/28             Aaa        4,056,077                       4,250,870

TOTAL FREDDIE MAC                                                            4,325,237

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.3%

6% 8/15/08 to 5/15/09             Aaa        3,595,825                       3,638,246

7.5% 3/15/06 to 10/15/28          Aaa        11,666,206                      12,033,217

8% 2/15/17                        Aaa        213,657                         223,966

10% 7/15/13 to 11/15/24           Aaa        953,680                         1,033,376

TOTAL GOVERNMENT NATIONAL                                                    16,928,805
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                 244,604,634
- MORTGAGE SECURITIES
(Cost $243,005,287)

ASSET-BACKED SECURITIES - 2.6%



Capital Equipment Receivables     Baa2       880,000                         881,426
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        648,149                         651,693
Trust 5.91% 12/15/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa3       830,000                         834,914

6.4% 5/15/02                      A1         960,000                         973,171

6.4% 12/15/02                     Baa3       480,000                         481,920

Ford Credit Grantor Trust         Aaa        145,549                         145,753
5.9% 10/15/00

Green Tree Financial Corp.        Aaa        210,802                         210,998
6.1% 4/15/27

JCP Master Credit Card Trust      Aaa        7,000,000                       7,000,000
5.5% 6/15/07

Key Auto Finance Trust:

6.3% 10/15/03                     A2         872,751                         873,978

6.65% 10/15/03                    Baa3       251,604                         254,317

KeyCorp Auto Grantor Trust        A3         7,240                           7,241
5.8% 7/15/00



     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

MBNA Master Credit Card Trust     Aaa       $ 3,000,000                     $ 3,158,940
II 6.55% 1/15/07

PNC Student Loan Trust I          Aaa        3,100,000                       3,127,610
6.314% 1/25/01

Premier Auto Trust 6% 5/6/00      Aaa        104,780                         104,877

Railcar Trust 7.75% 6/1/04        Aaa        643,930                         683,371

UFSB Grantor Trust 8.2%           Baa2       16,414                          16,424
1/10/01

TOTAL ASSET-BACKED SECURITIES                                               19,406,633
(Cost $19,097,472)

COMMERCIAL MORTGAGE
SECURITIES - 1.4%



CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       1,080,000                       1,024,650
1/17/35

Series 1998 FLI Class E,          Baa2       2,650,000                       2,575,469
6.5063% 1/10/13 (c)(e)

Equitable Life Assurance
Society of the United States
(The):

Series 174 Class B1, 7.33%        Aa2        500,000                         530,220
5/15/06 (c)

Series 1996 1 Class C1, 7.52%     A2         500,000                         529,805
5/15/06 (c)

Fannie Mae ACES REMIC             Aaa        163,241                         169,107
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10

GS Mortgage Securities Corp.      Baa3       1,000,000                       905,210
II Series 1998 GLII Class E,
7.1905% 4/13/31 (c)(e)

Morgan Stanley Capital I,
Inc. Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       1,338,000                       1,294,097

Class E, 7.35% 12/15/12           Baa3       459,000                         405,068

Nomura Asset Securities Corp.     -          128,249                         128,249
floater Series 1994 MD-II
Class A-6, 6.4845% 7/7/03 (e)

Resolution Trust Corp.:

floater Series 1994 C1 Class      AAA        2,996                           2,996
A-3, 5.6125% 6/25/26 (e)

Series 1995 C1 Class A-4B,        Aaa        40,701                          40,381
6.65% 2/25/27

Structured Asset Securities       AAA        473,013                         470,352
Corp. sequential pay Series
1996 Class A-2A, 7.75%
2/25/28

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

     MOODY'S RATINGS (UNAUDITED) (A)        PRINCIPAL AMOUNT                VALUE (NOTE 1)

Thirteen Affiliates of            Aaa       $ 1,500,000                     $ 1,558,665
General Growth Properties,
Inc. sequential pay Series A
2, 6.602% 12/15/10 (c)

Wells Fargo Capital Markets       Aaa        1,122,540                       1,134,742
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE                                                   10,769,011
SECURITIES
(Cost $10,880,870)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 1.6%



British Columbia Province         Aa2        500,000                         530,750
yankee 7% 1/15/03 (f)

Manitoba Province yankee          Aa3        500,000                         529,485
6.75% 3/1/03 (f)

Quebec Province:

yankee 7.125% 2/9/24 (f)          A2         250,000                         272,980

yankee 7.5% 7/15/23 (f)           A2         8,550,000                       9,732,551

7% 1/30/07 (f)                    A2         1,000,000                       1,080,010

TOTAL FOREIGN GOVERNMENT AND                                                 12,145,776
GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,798,801)

SUPRANATIONAL OBLIGATIONS -
0.6%



Inter American Development        Aaa        4,000,000                       4,190,080
Bank yankee 6.29% 7/16/27
(Cost $3,974,840)

CERTIFICATES OF DEPOSIT - 0.1%



Canadian Imperial Bank of         Aa3        1,000,000                       1,011,200
Commerce, New York yankee
6.2% 8/1/00 (Cost $1,001,500)

COMMERCIAL PAPER - 13.5%



ConAgra, Inc.:

6% 1/13/99                                    5,000,000                       4,993,388

6% 1/13/99                                    15,000,000                      14,980,163

Lehman Brothers Holdings,                     26,000,000                      25,884,386
Inc. 6.5% 1/27/99

Norfolk Southern Corp.:

6.25% 1/11/99                                 2,000,000                       1,997,935

6.25% 1/14/99                                 16,000,000                      15,976,933

6.25% 1/14/99                                 2,000,000                       1,997,117

Texas Utilities Co. 6.25%                     20,000,000                      19,970,610
1/14/99



                                              PRINCIPAL AMOUNT                VALUE (NOTE 1)

Textron, Inc.:

6.15% 1/8/99                                  $ 12,000,000                    $ 11,992,786

6.15% 1/11/99                                 4,000,000                       3,995,792

TOTAL COMMERCIAL PAPER                                                        101,789,110
(Cost $101,709,820)


CASH EQUIVALENTS - 7.4%

                                              MATURITY AMOUNT

Investments in repurchase                     55,978,009                      55,945,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.31%,
dated 12/31/98 due 1/4/99
(Cost $55,945,000)

TOTAL INVESTMENT IN                                                           $ 753,367,066
SECURITIES - 100%
(Cost $745,143,743)

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,024,039 or 5.8% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis
(see Note 2 of Notes to Financial Statements).

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        57.5%  AAA, AA, A    57.5%

Baa               19.1%  BBB           18.7%

Ba                1.5%   BB            1.7%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0%.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,453,826,478 and $1,065,028,278, respectively, of which long-term U.S. government and government agency obligations aggregated $1,134,241,050 and $984,230,991, respectively (see Note 3 of Notes to Financial Statements).

The fund participated in the interfund lending program as a lender. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $15,148,000. The weighted average interest rate was 5.48%. Interest earned from the interfund lending program amounted to $6,919 and is included in interest income on the Statement of Operations (see Note 2 of Notes to Financial Statements).

The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $6,212,000. The weighted average interest rate was 5.81%
(see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $745,241,880. Net unrealized appreciation aggregated $8,125,186, of which $10,417,882 related to appreciated investment securities and $2,292,696 related to depreciated investment securities.

The fund hereby designates approximately $1,292,000 as a capital gain dividend for the purpose of the dividend paid deduction.

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS

Investment in securities, at                  $ 753,367,066
value (including repurchase
agreements of $55,945,000)
(cost $745,143,743) -  See
accompanying schedule

Cash                                           730

Receivable for fund shares                     5,662,255
sold

Interest receivable                            6,067,110

 TOTAL ASSETS                                  765,097,161

LIABILITIES

Payable for investments         $ 89,203,037
purchased  on a delayed
delivery basis

Payable for fund shares          723,516
redeemed

Accrued management fee           239,393

Other payables and accrued       118,437
expenses

 TOTAL LIABILITIES                             90,284,383

NET ASSETS                                    $ 674,812,778

Net Assets consist of:

Paid in capital                               $ 629,601,921

Undistributed net investment                   27,875,128
income

Accumulated undistributed net                  9,112,406
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    8,223,323
(depreciation) on investments

NET ASSETS, for 52,078,452                    $ 674,812,778
shares outstanding

NET ASSET VALUE, offering                      $12.96
price and redemption price
per share ($674,812,778
(divided by) 52,078,452
shares)

STATEMENT OF OPERATIONS
 YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                            $ 30,719,505
Interest

EXPENSES

Management fee                  $ 2,076,505

Transfer agent fees              348,100

Accounting fees and expenses     184,025

Non-interested trustees'         1,585
compensation

Custodian fees and expenses      33,045

Registration fees                761

Audit                            45,171

Legal                            3,841

Interest                         1,003

Miscellaneous                    47,494

 Total expenses before           2,741,530
reductions

 Expense reductions              (3,846)      2,737,684

NET INVESTMENT INCOME                         27,981,821

REALIZED AND UNREALIZED GAIN                  9,192,419
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                      2,632,039
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               11,824,458

NET INCREASE (DECREASE) IN                   $ 39,806,279
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION

 Expense reductions                          $ 3,846
Custodian credits



STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997
ASSETS

Operations Net investment        $ 27,981,821                  $ 16,674,247
income

 Net realized gain (loss)         9,192,419                     3,703,820

 Change in net unrealized         2,632,039                     3,255,290
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       39,806,279                    23,633,357
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (16,958,571)                  (13,381,760)
From net investment income

 From net realized gain           (2,012,034)                   -

 TOTAL DISTRIBUTIONS              (18,970,605)                  (13,381,760)

Share transactions Net            501,565,840                   155,252,643
proceeds from sales of shares

 Reinvestment of distributions    18,970,605                    13,381,760

 Cost of shares redeemed          (191,084,324)                 (82,954,820)

 NET INCREASE (DECREASE) IN       329,452,121                   85,679,583
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       350,287,795                   95,931,180
IN NET ASSETS

NET ASSETS

 Beginning of period              324,524,983                   228,593,803

 End of period (including        $ 674,812,778                 $ 324,524,983
undistributed net investment
income of $27,875,128 and
$16,682,637, respectively)

OTHER INFORMATION
Shares

 Sold                             39,825,938                    12,893,400

 Issued in reinvestment of        1,576,941                     1,151,614
distributions

 Redeemed                         (15,158,174)                  (6,885,603)

 Net increase (decrease)          26,244,705                    7,159,411

SEE ACCOMPANYING NOTES WHICH
ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA          1998                      1997       1996       1995       1994

Net asset value, beginning of    $ 12.560                  $ 12.240   $ 12.480   $ 11.020   $ 11.480
period

Income from Investment            .725 B                    .759 B     .670       .320       .733
Operations Net investment
income

 Net realized and unrealized      .335                      .291       (.290)     1.530      (1.163)
gain (loss)

 Total from investment            1.060                     1.050      .380       1.850      (.430)
operations

Less Distributions

 From net investment income       (.590)                    (.730)     (.620)     (.390)     -

 From net realized gain           (.070)                    -          -          -          (.010)

 In excess of net realized        -                         -          -          -          (.020)
gain

 Total distributions              (.660)                    (.730)     (.620)     (.390)     (.030)

Net asset value, end of period   $ 12.960                  $ 12.560   $ 12.240   $ 12.480   $ 11.020

TOTAL RETURN A                    8.85%                     9.06%      3.19%      17.32%     (3.76)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 674,813                 $ 324,525  $ 228,594  $ 181,546  $ 111,381
(000 omitted)

Ratio of expenses to average      .57%                      .58%       .58%       .59%       .67%
net assets

Ratio of net investment           5.85%                     6.34%      6.49%      6.53%      6.53%
income to average net assets

Portfolio turnover rate           239%                      191%       81%        182%       143%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

Investment Grade Bond Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other
Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted a Distribution and Service Plan (the Plan) on behalf of the fund. Under the Plan, FMR may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of fund shares or render shareholder support services. For the period, payments made to third parties under the Plan amounted to $111,684.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of certain funds' expenses.

For the period, the reductions under this arrangement are shown under the caption "Other Information" on the fund's Statement of Operations.

6. BANK BORROWINGS.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding a fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

7. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 40% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 11% of the total outstanding shares of the fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund II and the
Shareholders of Investment Grade Bond Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Investment Grade Bond Portfolio (a fund of Variable Insurance Products Fund II) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Investment Grade Bond Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS

The Board of Trustees of Variable Insurance Products Fund II:
Investment Grade Bond Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

 PAY DATE  RECORD DATE  DIVIDENDS  CAPITAL GAINS

 2/5/99    2/5/99       $0.51      $0.16

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on September 16, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect the twelve nominees specified below as Trustees.

                 # OF             % OF
                 SHARES VOTED    SHARES VOTED
RALPH F. COX
Affirmative      29,030,387.461   97.202

Against

Withheld         835,766.873      2.798

Abstain

TOTAL            29,866,154.334   100.000

PHYLLIS BURKE DAVIS
Affirmative      29,023,109.946   97.177

Against

Withheld         843,044.388      2.823

Abstain

TOTAL            29,866,154.334   100.000

ROBERT M. GATES
Affirmative      29,023,326.977   97.178

Against

Withheld         842,827.357      2.822

Abstain

TOTAL            29,866,154.334   100.000

EDWARD C. JOHNSON 3D
Affirmative      29,024,910.517   97.183

Against

Withheld         841,243.817      2.817

Abstain

TOTAL            29,866,154.334   100.000

E. BRADLEY JONES
Affirmative      29,021,221.484   97.171

Against

Withheld         844,932.850      2.829

Abstain

TOTAL            29,866,154.334   100.000

DONALD J. KIRK
Affirmative      29,029,045.255   97.197

Against

Withheld         837,109.079      2.803

Abstain

TOTAL            29,866,154.334   100.000

                 # OF            % OF
                 SHARES VOTED    SHARES VOTED
 PETER S. LYNCH
Affirmative      29,067,971.458   97.327

Against

Withheld         798,182.876      2.673

Abstain

TOTAL            29,866,154.334   100.000

WILLIAM O. MCCOY
Affirmative      29,013,039.539   97.144

Against

Withheld         853,114.795      2.856

Abstain

TOTAL            29,866,154.334   100.000

GERALD C. MCDONOUGH
Affirmative      29,018,971.937   97.163

Against

Withheld         847,182.397      2.837

Abstain

TOTAL            29,866,154.334   100.000

MARVIN L. MANN
Affirmative      29,018,200.821   97.161

Against

Withheld         847,953.513      2.839

Abstain

TOTAL            29,866,154.334   100.000

ROBERT C. POZEN
Affirmative      29,058,076.150   97.294

Against

Withheld         808,078.184      2.706

Abstain

TOTAL            29,866,154.334   100.000

THOMAS R. WILLIAMS
Affirmative      29,020,789.361   97.169

Against

Withheld         845,364.973      2.831

Abstain

TOTAL            29,866,154.334   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the funds.

                 # OF            % OF
                SHARES VOTED     SHARES VOTED
Affirmative     28,617,085.637   95.818

Against         158,792.465      .531

Withheld

Abstain         1,090,276.232    3.651

TOTAL           29,866,154.334   100.000

PROPOSAL 3

To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.

                # OF            % OF
                SHARES VOTED     SHARES VOTED
Affirmative     27,963,791.388   93.630

Against         528,532.679      1.770

Withheld

Abstain         1,373,830.267    4.600

TOTAL           29,866,154.334   100.000

PROPOSAL 6

To approve an amended management contract for the fund.

                # OF             % OF
                SHARES VOTED     SHARES VOTED
Affirmative     28,007,134.439   93.775

Against         413,287.552      1.384

Withheld

Abstain         1,445,732.343    4.841

TOTAL           29,866,154.334   100.000

PROPOSAL 9

To amend the fundamental investment limitation concerning diversification for the fund.

                # OF             % OF
                SHARES VOTED     SHARES VOTED
Affirmative     27,607,914.831   92.439

Against         581,424.802      1.947

Withheld

Abstain         1,676,814.701    5.614

TOTAL           29,866,154.334   100.000





INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

OFFICERS

Edward C. Johnson 3d, PRESIDENT

Robert C. Pozen, SENIOR VICE PRESIDENT

Fred L. Henning, Jr., VICE PRESIDENT

Dwight D. Churchill, VICE PRESIDENT

Kevin E. Grant, VICE PRESIDENT

Eric D. Roiter, SECRETARY

Richard A. Silver, TREASURER

Matthew N. Karstetter, DEPUTY TREASURER

Stanley N. Griffith, ASSISTANT VICE PRESIDENT

John H. Costello, ASSISTANT TREASURER

Leonard M. Rush, ASSISTANT TREASURER

Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY